UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1. Reports to Stockholders

VALIC Company I, Semi-Annual Report at November 30, 2009.

VALIC Company I

Semiannual Report, November 30, 2009

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2009 (Unaudited)

VALIC Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2009. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

The six-months of the reporting period saw most markets experiencing strong returns, continuing the momentum from the bounce off the recent March bottom. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, returned 20.5% for the six-month period. The bond market also generally fared well. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, returned 6.21% for the period. And the resurgence was not confined to U.S. markets. The MSCI EAFE Index***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, also posted a 19.65% return for the period.

The positive response in the financial markets in part reflected rising investor optimism that the numerous interest rate cuts and massive stimulus programs by governments worldwide were taking effect. The reporting period also saw improvements in certain economic indicators (or at least slower rates of decline) and better than expected corporate earnings. Whether these positive developments signal the much anticipated beginning of a sustainable economic recovery, however, remains to be seen.

Although markets have clearly improved in recent months, many questions linger as we enter 2010. What will be the long-term consequences of the massive government interventions? Will Congress and the Fed bring the government’s finances back into line? Will unemployment remain high, possibly undermining consumer spending and choking any fledgling economy recovery? We hope the worst is behind us yet recognize that markets are inherently uncertain and risky by nature.

Challenging times like these highlight the importance for investors to stick to investment fundamentals and have a long-term investment strategy. We believe a well-diversified portfolio across assets classes, investment styles and geographic borders is one such investment fundamental. Another is staying invested consistent with your risk tolerance, time horizon and long-term goals. Your financial advisor can assist with other fundamentals to help you take greater control of your financial future.

As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.
Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2009 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2009 and held until November 30, 2009. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2009” column and the “Expense Ratio as of November 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2009” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2009” column and the “Expense Ratio as of November 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2009” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2009 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2009	Ending Account Value Using Actual Return at November 30, 2009	Expenses Paid During the Six Months Ended November 30, 2009†	Beginning Account Value at June 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2009	Expenses Paid During the Six Months Ended November 30, 2009†	Expense Ratio as of November 30, 2009†
Asset Allocation	$1,000.00	$1,174.51	$4.20	$1,000.00	$1,021.21	$3.90	0.77%
Blue Chip Growth#*	$1,000.00	$1,194.79	$4.68	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#*	$1,000.00	$1,219.10	$4.73	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$1,091.12	$3.67	$1,000.00	$1,021.56	$3.55	0.70%
Core Equity#*	$1,000.00	$1,169.91	$4.35	$1,000.00	$1,021.06	$4.05	0.80%
Core Value#	$1,000.00	$1,180.28	$4.54	$1,000.00	$1,020.91	$4.20	0.83%
Foreign Value	$1,000.00	$1,207.99	$4.54	$1,000.00	$1,020.96	$4.15	0.82%
Global Equity*	$1,000.00	$1,189.63	$5.65	$1,000.00	$1,019.90	$5.22	1.03%
Global Real Estate*	$1,000.00	$1,258.92	$5.32	$1,000.00	$1,020.36	$4.76	0.94%
Global Social Awareness*	$1,000.00	$1,203.39	$3.81	$1,000.00	$1,021.61	$3.50	0.69%
Global Strategy	$1,000.00	$1,160.16	$3.63	$1,000.00	$1,021.71	$3.40	0.67%
Government Securities	$1,000.00	$1,042.86	$3.58	$1,000.00	$1,021.56	$3.55	0.70%
Growth#	$1,000.00	$1,206.58	$4.92	$1,000.00	$1,020.61	$4.51	0.89%
Growth & Income#*	$1,000.00	$1,175.40	$4.64	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences*	$1,000.00	$1,214.48	$6.61	$1,000.00	$1,019.10	$6.02	1.19%
Inflation Protected#	$1,000.00	$1,090.22	$3.41	$1,000.00	$1,021.81	$3.29	0.65%
International Equities	$1,000.00	$1,194.18	$2.81	$1,000.00	$1,022.51	$2.59	0.51%
International Government Bond	$1,000.00	$1,119.48	$3.51	$1,000.00	$1,021.76	$3.35	0.66%
International Growth I#*	$1,000.00	$1,203.86	$5.58	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core#*	$1,000.00	$1,220.96	$4.73	$1,000.00	$1,020.81	$4.31	0.85%
Large Capital Growth*	$1,000.00	$1,190.77	$4.23	$1,000.00	$1,021.21	$3.90	0.77%
Mid Cap Index	$1,000.00	$1,202.70	$2.15	$1,000.00	$1,023.11	$1.98	0.39%
Mid Cap Strategic Growth#*	$1,000.00	$1,174.97	$4.63	$1,000.00	$1,020.81	$4.31	0.85%
Money Market I#	$1,000.00	$1,000.29	$2.51	$1,000.00	$1,022.56	$2.54	0.50%
NASDAQ-100® Index#	$1,000.00	$1,233.93	$3.02	$1,000.00	$1,022.36	$2.74	0.54%
Science & Technology*	$1,000.00	$1,239.48	$5.78	$1,000.00	$1,019.90	$5.22	1.03%
Small Cap Aggressive Growth#*	$1,000.00	$1,208.51	$5.48	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#*	$1,000.00	$1,131.46	$5.02	$1,000.00	$1,020.36	$4.76	0.94%
Small Cap Index	$1,000.00	$1,168.61	$2.50	$1,000.00	$1,022.76	$2.33	0.46%
Small Cap Special Values#*	$1,000.00	$1,212.27	$4.99	$1,000.00	$1,020.56	$4.56	0.90%
Small-Mid Growth#*	$1,000.00	$1,148.75	$5.39	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,207.24	$2.10	$1,000.00	$1,023.16	$1.93	0.38%
Value#	$1,000.00	$1,186.11	$4.66	$1,000.00	$1,020.81	$4.31	0.85%

†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2009” and the “Expense Ratios” would have been higher.
*	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2009	Ending Account Value Using Actual Return at November 30, 2009	Expenses Paid During the Six Months Ended November 30, 2009*	Beginning Account Value at June 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2009	Expenses Paid During the Six Months Ended November 30, 2009*	Expense Ratio as of November 30, 2009*
Blue Chip Growth#	$1,000.00	$1,194.79	$4.68	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#	$1,000.00	$1,219.10	$4.67	$1,000.00	$1,020.86	$4.26	0.84%
Core Equity#	$1,000.00	$1,169.91	$4.30	$1,000.00	$1,021.11	$4.00	0.79%
Global Equity	$1,000.00	$1,189.63	$5.49	$1,000.00	$1,020.05	$5.06	1.00%
Global Real Estate	$1,000.00	$1,258.92	$5.32	$1,000.00	$1,020.36	$4.76	0.94%
Global Social Awareness*	$1,000.00	$1,203.39	$3.70	$1,000.00	$1,021.71	$3.40	0.67%
Growth & Income#	$1,000.00	$1,175.40	$4.53	$1,000.00	$1,020.91	$4.20	0.83%
Health Sciences	$1,000.00	$1,214.48	$6.61	$1,000.00	$1,019.10	$6.02	1.19%
International Growth I#	$1,000.00	$1,203.86	$5.58	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core#	$1,000.00	$1,220.96	$4.62	$1,000.00	$1,020.91	$4.20	0.83%
Large Capital Growth	$1,000.00	$1,190.77	$4.17	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Strategic Growth#	$1,000.00	$1,174.97	$4.36	$1,000.00	$1,021.06	$4.05	0.80%
Science & Technology	$1,000.00	$1,239.48	$5.67	$1,000.00	$1,020.00	$5.11	1.01%
Small Cap Aggressive Growth#	$1,000.00	$1,208.51	$5.37	$1,000.00	$1,020.21	$4.91	0.97%
Small Cap#	$1,000.00	$1,131.46	$4.97	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Special Values#	$1,000.00	$1,212.27	$4.88	$1,000.00	$1,020.66	$4.46	0.88%
Small-Mid Growth#	$1,000.00	$1,148.75	$5.17	$1,000.00	$1,020.26	$4.86	0.96%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Equity Fund — Emerging Market	10.1%
Federal Home Loan Mtg. Corp.	5.3
Diversified Banking Institutions	4.7
Government National Mtg. Assoc.	4.6
Repurchase Agreements	4.3
United States Treasury Notes	3.7
Commercial Paper	3.1
Oil Companies — Integrated	3.1
Federal National Mtg. Assoc.	2.9
Electric — Integrated	2.4
Computers	2.4
Oil Companies — Exploration & Production	2.0
Diversified Manufacturing Operations	2.0
Electronic Components — Semiconductors	1.8
Telephone — Integrated	1.7
Wireless Equipment	1.6
Food — Misc.	1.4
Diversified Financial Services	1.3
Real Estate Investment Trusts	1.3
Banks — Commercial	1.2
Medical — Drugs	1.2
Banks — Super Regional	1.2
Web Portals/ISP	1.1
Pharmacy Services	1.1
Metal — Copper	1.0
Networking Products	1.0
Medical — Biomedical/Gene	1.0
Insurance — Property/Casualty	0.9
Insurance — Multi-line	0.8
Aerospace/Defense	0.8
Medical Products	0.8
Pipelines	0.8
Retail — Regional Department Stores	0.7
Retail — Discount	0.7
Advertising Agencies	0.7
Retail — Building Products	0.7
Finance — Investment Banker/Broker	0.7
Cosmetics & Toiletries	0.6
Oil — Field Services	0.6
Cable/Satellite TV	0.6
Insurance — Life/Health	0.6
Transport — Services	0.6
Medical — HMO	0.6
Beverages — Non-alcoholic	0.6
Multimedia	0.5
United States Treasury Bonds	0.5
Metal — Iron	0.5
Medical Instruments	0.5
Building — Residential/Commercial	0.5
Retail — Restaurants	0.5
Tobacco	0.5
Enterprise Software/Service	0.5
Applications Software	0.5
Steel — Producers	0.4
Consumer Products — Misc.	0.4
Food — Wholesale/Distribution	0.4
Containers — Metal/Glass	0.4
Non — Hazardous Waste Disposal	0.4
Index Fund — Large Cap	0.3
Special Purpose Entities	0.3
Computers — Memory Devices	0.3
Electric — Generation	0.3
Medical — Wholesale Drug Distribution	0.3
Paper & Related Products	0.3
Oil & Gas Drilling	0.3
Finance — Credit Card	0.3
Electric Products — Misc.	0.3
Aerospace/Defense — Equipment	0.3
Banks — Fiduciary	0.3

Transport — Rail	0.3
Retail — Apparel/Shoe	0.3
Insurance Brokers	0.3
U.S. Government Treasuries	0.3
Computer Services	0.3
Chemicals — Specialty	0.2
Agricultural Chemicals	0.2
Containers — Paper/Plastic	0.2
Medical — Hospitals	0.2
Retail — Major Department Stores	0.2
Finance — Other Services	0.2
Oil Field Machinery & Equipment	0.2
Investment Management/Advisor Services	0.2
Finance — Commercial	0.2
Electronic Parts Distribution	0.2
Telecom Services	0.2
Internet Security	0.2
Food — Meat Products	0.2
Telecom Equipment — Fiber Optics	0.2
Medical — Generic Drugs	0.2
Banks — Money Center	0.2
Chemicals — Diversified	0.2
Transport — Air Freight	0.2
Gas — Distribution	0.2
Hotels/Motels	0.2
Food — Retail	0.1
Airlines	0.1
Beverages — Wine/Spirits	0.1
Distribution/Wholesale	0.1
Food — Confectionery	0.1
Office Automation & Equipment	0.1
E-Commerce/Products	0.1
Machinery — Farming	0.1
Savings & Loans/Thrifts	0.1
Broadcast Services/Program	0.1
Insurance — Mutual	0.1
Gas — Transportation	0.1
Mining	0.1
Casino Hotels	0.1
Electronic Measurement Instruments	0.1
Commercial Services	0.1
Finance — Mortgage Loan/Banker	0.1
Cellular Telecom	0.1
Commercial Services — Finance	0.1
Instruments — Scientific	0.1
Satellite Telecom	0.1
Metal — Diversified	0.1
Auto — Cars/Light Trucks	0.1
Brewery	0.1
Linen Supply & Related Items	0.1
Electronics — Military	0.1
Retail — Office Supplies	0.1
Sovereign	0.1
Finance — Auto Loans	0.1
Diversified Minerals	0.1
Funeral Services & Related Items	0.1
Building Products — Wood	0.1
Printing — Commercial	0.1
Engineering/R&D Services	0.1
Semiconductor Equipment	0.1
Oil Refining & Marketing	0.1
E-Commerce/Services	0.1
Metal — Aluminum	0.1
Real Estate Management/Services	0.1
Transport — Equipment & Leasing	0.1
Industrial Automated/Robotic	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 50.1%
Advanced Materials — 0.0%
Ceradyne, Inc.†	96	$1,623

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.†	5,185	32,821
Omnicom Group, Inc.	22,135	812,797

		845,618

Advertising Services — 0.0%
inVentiv Health, Inc.†	125	1,980

Aerospace/Defense — 0.8%
Aerovironment, Inc.†	55	1,581
Cubic Corp.	118	4,109
Esterline Technologies Corp.†	228	9,209
Lockheed Martin Corp.	4,950	382,289
National Presto Industries, Inc.	54	5,031
Raytheon Co.	5,799	298,822
Teledyne Technologies, Inc.†	135	4,525
The Boeing Co.	4,995	261,788

		967,354

Aerospace/Defense - Equipment — 0.3%
AAR Corp.†	145	2,706
Curtiss - Wright Corp.	170	4,838
GenCorp, Inc.†	562	4,389
Kaman Corp.	287	6,500
Moog, Inc., Class A†	316	8,346
Orbital Sciences Corp.†	211	2,644
Triumph Group, Inc.	186	8,926
United Technologies Corp.	4,536	305,001

		343,350

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,260	192,913
Monsanto Co.	1,189	96,012

		288,925

Agricultural Operations — 0.0%
Andersons, Inc.	204	5,331

Airlines — 0.0%
Skywest, Inc.	208	3,060
Southwest Airlines Co.	2,358	21,693

		24,753

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	468	6,547
Darling International, Inc.†	307	2,186

		8,733

Apparel Manufacturers — 0.0%
Carter’s, Inc.†	212	4,611
Maidenform Brands, Inc.†	72	1,043
Oxford Industries, Inc.	154	3,303
Polo Ralph Lauren Corp.	449	34,506
Quiksilver, Inc.†	1,422	2,489
True Religion Apparel, Inc.†	95	1,752
Volcom, Inc.†	59	926

		48,630

Applications Software — 0.5%
Ebix, Inc.†	37	1,920
EPIQ Systems, Inc.†	122	1,580
Microsoft Corp.	18,429	541,997
Progress Software Corp.†	297	7,155
Red Hat, Inc.†	850	22,695

		575,347

Security Description	Shares	Market Value (Note 2)

Athletic Equipment — 0.0%
Nautilus, Inc.†	229	$442

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	100	873

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	210	1,548
DTS, Inc.†	153	4,612
Universal Electronics, Inc.†	91	1,957

		8,117

Auto Repair Centers — 0.0%
Midas, Inc.†	159	1,159
Monro Muffler Brake, Inc.	145	4,347

		5,506

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	12,153	108,040

Auto/Truck Parts & Equipment - Original — 0.0%
Spartan Motors, Inc.	367	1,901
Superior Industries International, Inc.	254	3,637

		5,538

Auto/Truck Parts & Equipment - Replacement — 0.0%
ATC Technology Corp.†	162	3,567
Standard Motor Products, Inc.†	205	1,843

		5,410

Banks - Commercial — 0.2%
Bank Mutual Corp.	520	3,645
Bank of the Ozarks, Inc.	47	1,249
City Holding Co.	118	3,849
Columbia Banking System, Inc.	313	4,592
Community Bank System, Inc.	365	6,774
East West Bancorp, Inc.	342	4,990
First BanCorp. Puerto Rico	548	849
First Commonwealth Financial Corp.	851	3,617
First Financial Bancorp	493	6,552
First Financial Bankshares, Inc.	155	8,026
First Midwest Bancorp, Inc.	612	6,383
Glacier Bancorp, Inc.	442	5,781
Hancock Holding Co.	205	8,487
Hanmi Financial Corp.†	404	469
Home Bancshares, Inc.	108	2,472
Independent Bank Corp.	175	3,579
Marshall & Ilsley Corp.	5,713	32,850
Nara BanCorp., Inc.	115	1,163
National Penn Bancshares, Inc.	1,360	7,507
NBT Bancorp, Inc.	273	5,621
Old National Bancorp	941	10,953
Pinnacle Financial Partners, Inc.†	127	1,500
PrivateBancorp, Inc.	219	2,166
Prosperity Bancshares, Inc.	343	13,662
Regions Financial Corp.	4,388	25,714
S&T Bancorp, Inc.	220	3,509
Signature Bank†	153	4,740
Simmons First National Corp., Class A	127	3,214
Sterling Bancorp	205	1,394
Sterling Bancshares, Inc.	907	4,553
Susquehanna Bancshares, Inc.	963	5,528
The South Financial Group, Inc.	2,397	1,462
Tompkins Financial Corp.	68	2,713
Trustco Bank Corp. NY	854	5,261
UMB Financial Corp.	335	13,165
Umpqua Holdings Corp.	930	10,937

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
United Bankshares, Inc.	427	$7,302
United Community Banks, Inc.†	313	1,211
Whitney Holding Corp.	1,028	8,275
Wilshire Bancorp, Inc.	72	505
Wintrust Financial Corp.	268	6,960

		253,179

Banks - Fiduciary — 0.2%
Boston Private Financial Holdings, Inc.	724	3,396
Northern Trust Corp.	2,250	111,375
State Street Corp.	2,496	103,085
The Bank of New York Mellon Corp.	1,777	47,339

		265,195

Banks - Super Regional — 0.7%
Capital One Financial Corp.	916	35,138
Fifth Third Bancorp	1,157	11,663
PNC Financial Services Group, Inc.	1,718	97,943
US Bancorp	5,181	125,017
Wells Fargo & Co.	20,114	563,997

		833,758

Beverages - Non-alcoholic — 0.4%
Coca - Cola Enterprises, Inc.	6,683	131,321
PepsiCo, Inc.	3,483	216,712
The Coca - Cola Co.	2,459	140,655

		488,688

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B	2,975	152,231
Constellation Brands, Inc., Class A†	1,938	33,159

		185,390

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	38	1,599

Broadcast Services/Program — 0.1%
Scripps Networks Interactive Inc., Class A	2,068	81,789

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.†	68	1,316
Gibraltar Industries, Inc.	336	5,034
NCI Building Systems, Inc.†	1,006	1,871
Quanex Building Products Corp.	419	6,792
Simpson Manufacturing Co., Inc.	141	3,505

		18,518

Building & Construction - Misc. — 0.0%
Insituform Technologies, Inc., Class A†	326	6,748

Building Products - Air & Heating — 0.0%
AAON, Inc.	84	1,591

Building Products - Cement — 0.0%
Eagle Materials, Inc.	163	4,394
Texas Industries, Inc.	309	10,735

		15,129

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	303	4,148

Building Products - Wood — 0.1%
Masco Corp.	5,335	72,449
Universal Forest Products, Inc.	216	7,763

		80,212

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	517	9,528

Security Description	Shares	Market Value (Note 2)

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	77	$1,268
Winnebago Industries, Inc.†	206	2,235

		3,503

Building - Residential/Commercial — 0.5%
D.R. Horton, Inc.	57,398	590,051
Lennar Corp., Class A	3,917	49,628
M/I Homes, Inc.†	208	2,280
Meritage Homes Corp.†	117	2,086
Pulte Homes, Inc.	1,404	12,833
Standard Pacific Corp.†	1,053	3,359

		660,237

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	21,558	316,256
DIRECTV†	3,623	114,595

		430,851

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	42	314

Casino Services — 0.0%
Shuffle Master, Inc.†	200	1,634

Chemicals - Diversified — 0.1%
The Dow Chemical Co.	2,394	66,505

Chemicals - Other — 0.0%
American Vanguard Corp.	111	816

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	289	4,717
PolyOne Corp.†	1,028	7,381

		12,098

Chemicals - Specialty — 0.2%
Arch Chemicals, Inc.	279	7,480
Balchem Corp.	69	2,200
Eastman Chemical Co.	2,128	127,935
Ecolab, Inc.	1,941	87,170
H.B. Fuller Co.	542	11,035
NewMarket Corp.	69	7,226
OM Group, Inc.†	342	10,475
Penford Corp.	127	1,057
Quaker Chemical Corp.	124	2,417
Sigma - Aldrich Corp.	698	37,231
Stepan Co.	84	5,269
Zep, Inc.	159	2,811

		302,306

Circuit Boards — 0.0%
Park Electrochemical Corp.	77	1,821
TTM Technologies, Inc.†	161	1,670

		3,491

Coatings/Paint — 0.0%
The Sherwin - Williams Co.	702	42,710

Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	130	8,187
Peet’s Coffee & Tea, Inc.†	99	3,224

		11,411

Collectibles — 0.0%
RC2 Corp.†	159	2,178

Commercial Services — 0.1%
Arbitron, Inc.	209	4,500
Convergys Corp.†	2,761	30,868

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Commercial Services (continued)
Healthcare Services Group, Inc.	336	$6,616
HMS Holdings Corp.†	195	8,621
Live Nation, Inc.†	932	6,673
Pre - Paid Legal Services, Inc.†	27	1,028
Quanta Services, Inc.†	3,259	61,106
StarTek, Inc.†	131	908
TeleTech Holdings, Inc.†	121	2,334
Ticketmaster Entertainment, Inc.†	262	2,759

		125,413

Commercial Services - Finance — 0.1%
Coinstar, Inc.†	113	3,027
Heartland Payment Systems, Inc.	140	1,497
Moody’s Corp.	2,103	48,853
Rewards Network, Inc.	93	1,065
The Western Union Co.	3,354	61,881
Wright Express Corp.†	144	4,200

		120,523

Communications Software — 0.0%
Digi International, Inc.†	167	1,318
Smith Micro Software, Inc.†	107	677

		1,995

Computer Services — 0.2%
CACI International, Inc., Class A†	112	5,199
CIBER, Inc.†	775	2,457
Cognizant Technology Solutions Corp., Class A†	2,219	97,481
Computer Sciences Corp.†	1,656	91,593
Insight Enterprises, Inc.†	509	5,166
Manhattan Associates, Inc.†	157	3,699
SYKES Enterprises, Inc.†	131	3,216

		208,811

Computer Software — 0.0%
Avid Technology, Inc.†	317	3,772
Blackbaud, Inc.	164	3,651
Phoenix Technologies, Ltd.†	330	868

		8,291

Computers — 2.4%
Apple, Inc.†	8,240	1,647,258
Dell, Inc.†	7,391	104,361
Hewlett - Packard Co.	7,269	356,617
International Business Machines Corp.	7,079	894,432

		3,002,668

Computers - Integrated Systems — 0.0%
Agilysys, Inc.	224	1,848
Integral Systems, Inc.†	65	578
Mercury Computer Systems, Inc.†	256	2,716
MTS Systems Corp.	118	3,041
NetScout Systems, Inc.†	253	3,185
Radiant Systems, Inc.†	185	1,793
Radisys Corp.†	264	2,463
Stratasys, Inc.†	76	1,129
Teradata Corp.†	635	18,605

		35,358

Computers - Memory Devices — 0.3%
EMC Corp.†	15,978	268,910
Hutchinson Technology, Inc.†	260	1,848
NetApp, Inc.†	929	28,632
Western Digital Corp.†	2,080	76,627

		376,017

Security Description	Shares	Market Value (Note 2)

Computers - Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	125	$2,596
Synaptics, Inc.†	128	3,449

		6,045

Consulting Services — 0.0%
Forrester Research, Inc.†	102	2,555
MAXIMUS, Inc.	195	9,066

		11,621

Consumer Products - Misc. — 0.3%
Central Garden and Pet Co., Class A†	775	6,394
Clorox Co.	679	40,923
Helen of Troy, Ltd.†	278	5,713
Kid Brands, Inc.†	192	835
Kimberly - Clark Corp.	4,909	323,847
WD - 40 Co.	123	3,954

		381,666

Containers - Metal/Glass — 0.2%
Ball Corp.	2,408	118,979
Owens - Illinois, Inc.†	3,118	97,500

		216,479

Containers - Paper/Plastic — 0.2%
Bemis Co., Inc.	4,789	140,318
Pactiv Corp.†	2,370	57,709
Rock - Tenn Co., Class A	430	19,423
Sealed Air Corp.	2,731	60,874

		278,324

Cosmetics & Toiletries — 0.6%
Chattem, Inc.†	71	4,675
Colgate - Palmolive Co.	1,311	110,373
The Estee Lauder Cos., Inc., Class A	3,683	172,475
The Procter & Gamble Co.	8,115	505,970

		793,493

Data Processing/Management — 0.0%
Bowne & Co., Inc.	419	2,539
CommVault Systems, Inc.†	156	3,245
CSG Systems International, Inc.†	259	5,014
Fidelity National Information Services, Inc.	1,031	23,301

		34,099

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	556	9,096

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	151	3,127

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	46	1,518
Merit Medical Systems, Inc.†	200	3,296

		4,814

Distribution/Wholesale — 0.1%
Brightpoint, Inc.†	769	5,521
Genuine Parts Co.	3,645	130,600
MWI Veterinary Supply, Inc.†	80	2,967
Pool Corp.	181	3,269
Scansource, Inc.†	168	3,909
School Specialty, Inc.†	176	4,013
United Stationers, Inc.†	189	9,628
Watsco, Inc.	355	17,807

		177,714

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions — 3.1%
Bank of America Corp.	34,682	$549,709
Citigroup, Inc.	45,510	187,046
JPMorgan Chase & Co.	39,563	1,681,032
Morgan Stanley	3,024	95,498
The Goldman Sachs Group, Inc.	8,236	1,397,320

		3,910,605

Diversified Manufacturing Operations — 1.9%
3M Co.	1,871	144,890
Actuant Corp., Class A	256	4,180
Acuity Brands, Inc.	314	10,136
AO Smith Corp.	252	10,564
AZZ, Inc.†	89	3,013
Barnes Group, Inc.	469	7,274
Danaher Corp.	9,981	707,853
Dover Corp.	4,646	189,929
Eaton Corp.	6,090	389,151
EnPro Industries, Inc.†	226	5,184
ESCO Technologies, Inc.†	204	6,814
General Electric Co.	31,861	510,413
Griffon Corp.†	491	5,106
Illinois Tool Works, Inc.	3,287	159,880
ITT Corp.	3,388	175,227
Leggett & Platt, Inc.	3,829	74,512
Lydall, Inc.†	190	1,077
Standex International Corp.	134	2,446
Tredegar Corp.	242	3,487

		2,411,136

Diversified Minerals — 0.0%
AMCOL International Corp.	157	4,278

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	84	3,795
Viad Corp.	77	1,423
Volt Information Sciences, Inc.†	137	1,215

		6,433

E - Commerce/Products — 0.1%
Amazon.com, Inc.†	1,077	146,375
Blue Nile, Inc.†	104	5,813
NutriSystem, Inc.	115	2,840
Stamps.com, Inc.†	45	401

		155,429

E - Commerce/Services — 0.1%
eBay, Inc.†	432	10,571
Expedia, Inc.†	2,404	61,254

		71,825

E - Marketing/Info — 0.0%
comScore, Inc.†	183	2,930

E - Services/Consulting — 0.0%
Perficient, Inc.†	121	1,014
Websense, Inc.†	166	2,611

		3,625

Electric Products - Misc. — 0.3%
Emerson Electric Co.	5,996	248,294
Littelfuse, Inc.†	155	4,058
Molex, Inc.	4,984	92,653

		345,005

Electric - Generation — 0.1%
The AES Corp.†	4,931	62,821

Security Description	Shares	Market Value (Note 2)

Electric - Integrated — 1.3%
Allete, Inc.	323	$10,801
Ameren Corp.	1,305	33,917
Avista Corp.	610	12,694
Central Vermont Public Service Corp.	126	2,446
CH Energy Group, Inc.	176	7,107
CMS Energy Corp.	5,614	79,943
DTE Energy Co.	3,789	151,977
El Paso Electric Co.†	365	7,227
Exelon Corp.	13,540	652,357
FPL Group, Inc.	202	10,498
PG&E Corp.	466	19,730
PPL Corp.	7,955	242,787
Public Service Enterprise Group, Inc.	13,288	416,712
UIL Holdings Corp.	334	9,005
Unisource Energy Corp.	399	11,898

		1,669,099

Electronic Components - Misc. — 0.0%
Bel Fuse, Inc., Class B	43	767
Benchmark Electronics, Inc.†	469	8,456
CTS Corp.	382	3,541
Daktronics, Inc.	128	1,084
Jabil Circuit, Inc.	1,538	20,471
Methode Electronics, Inc.	414	3,295
Plexus Corp.†	147	3,993
Rogers Corp.†	106	2,985
Technitrol, Inc.	464	2,348

		46,940

Electronic Components - Semiconductors — 1.7%
Actel Corp.†	216	2,518
Broadcom Corp., Class A†	2,847	83,132
Diodes, Inc.†	128	2,245
DSP Group, Inc.†	257	1,616
Intel Corp.	66,478	1,276,378
Kopin Corp.†	561	2,418
LSI Corp.†	8,551	45,235
Micron Technology, Inc.†	8,080	60,762
Microsemi Corp.†	615	9,366
Skyworks Solutions, Inc.†	1,402	17,259
Supertex, Inc.†	86	2,057
Texas Instruments, Inc.	25,699	649,928

		2,152,914

Electronic Measurement Instruments — 0.0%
Analogic Corp.	142	5,752
Badger Meter, Inc.	102	3,588
FARO Technologies, Inc.†	56	1,093
FLIR Systems, Inc.†	601	17,249
Keithley Instruments, Inc.	154	645

		28,327

Electronic Parts Distribution — 0.2%
Avnet, Inc.†	8,618	234,841

Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	32	2,226
LoJack Corp.†	114	451

		2,677

Electronics - Military — 0.0%
L - 3 Communications Holdings, Inc.	394	30,878

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	189	890

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 0.1%
EMCOR Group, Inc.†	734	$17,469
Exponent, Inc.†	101	2,726
Jacobs Engineering Group, Inc.†	1,662	58,153
Stanley, Inc.†	60	1,601

		79,949

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	558	10,524

Enterprise Software/Service — 0.5%
BMC Software, Inc.†	1,965	76,105
CA, Inc.	2,211	48,863
Concur Technologies, Inc.†	158	5,856
Epicor Software Corp.†	172	1,290
JDA Software Group, Inc.†	339	7,960
Novell, Inc.†	8,651	33,825
Omnicell, Inc.†	226	2,305
Oracle Corp.	18,054	398,632
SYNNEX Corp.†	226	6,398
Taleo Corp., Class A†	300	6,198
Tyler Technologies, Inc.†	107	2,138

		589,570

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.†	688	7,740
THQ, Inc.†	752	3,685

		11,425

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	527	13,881

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	368	11,728
Pall Corp.	576	18,334

		30,062

Finance - Consumer Loans — 0.0%
Portfolio Recovery Associates, Inc.†	57	2,567
World Acceptance Corp.†	60	1,760

		4,327

Finance - Credit Card — 0.3%
American Express Co.	6,582	275,325
Discover Financial Services	4,913	75,955

		351,280

Finance - Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	58,914	96,619
Greenhill & Co., Inc.	76	6,205
Investment Technology Group, Inc.†	302	5,511
LaBranche & Co., Inc.†	458	1,214
optionsXpress Holdings, Inc.	161	2,463
Piper Jaffray Cos., Inc.†	182	7,890
Stifel Financial Corp.†	112	6,017
SWS Group, Inc.	173	2,152
TradeStation Group, Inc.†	133	979

		129,050

Finance - Leasing Companies — 0.0%
Financial Federal Corp.	289	7,832

Finance - Other Services — 0.1%
NYSE Euronext	2,189	55,338
The NASDAQ OMX Group, Inc.†	2,349	43,879

		99,217

Security Description	Shares	Market Value (Note 2)

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	165	$1,775

Food - Canned — 0.0%
Treehouse Foods, Inc.†	239	8,334

Food - Confectionery — 0.1%
The Hershey Co.	4,933	174,480

Food - Dairy Products — 0.0%
Dean Foods Co.†	634	10,081

Food - Meat Products — 0.2%
Hormel Foods Corp.	3,826	143,552
Tyson Foods, Inc., Class A	4,818	57,912

		201,464

Food - Misc. — 1.4%
Cal - Maine Foods, Inc.	92	2,524
Campbell Soup Co.	5,090	177,997
ConAgra Foods, Inc.	5,518	122,444
Diamond Foods, Inc.	62	1,915
General Mills, Inc.	17,054	1,159,672
J & J Snack Foods Corp.	109	3,935
Kraft Foods, Inc., Class A	9,172	243,792
Lance, Inc.	356	8,669
Sara Lee Corp.	8,626	104,720
The Hain Celestial Group, Inc.†	310	5,375

		1,831,043

Food - Retail — 0.1%
Great Atlantic & Pacific Tea Co., Inc.†	322	3,581
Safeway, Inc.	3,546	79,785
SUPERVALU, Inc.	1,780	24,617
Whole Foods Market, Inc.†	2,028	52,018

		160,001

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	87	1,469
Nash Finch Co.	141	4,626
Spartan Stores, Inc.	83	1,148
Sysco Corp.	15,836	428,205
United Natural Foods, Inc.†	284	7,160

		442,608

Footwear & Related Apparel — 0.0%
CROCS, Inc.†	313	1,524
Deckers Outdoor Corp.†	49	4,539
Iconix Brand Group, Inc.†	532	5,990
Skechers USA, Inc., Class A†	371	8,192
Wolverine World Wide, Inc.	336	8,592

		28,837

Forestry — 0.0%
Deltic Timber Corp.	39	1,491
Plum Creek Timber Co., Inc.	1,233	42,526

		44,017

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	689	12,609

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	438	4,630

Garden Products — 0.0%
Toro Co.	128	5,100

Gas - Distribution — 0.1%
Laclede Group, Inc.	158	4,947
New Jersey Resources Corp.	468	16,488

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Gas - Distribution (continued)
NiSource, Inc.	940	$13,395
Northwest Natural Gas Co.	296	12,692
Piedmont Natural Gas, Inc.	566	13,414
South Jersey Industries, Inc.	332	11,972
Southwest Gas Corp.	499	13,079

		85,987

Gold Mining — 0.0%
Newmont Mining Corp.	1,040	55,786

Health Care Cost Containment — 0.0%
Corvel Corp.†	53	1,584

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	290	3,367
La - Z - Boy, Inc.†	570	5,443

		8,810

Hotels/Motels — 0.1%
Marcus Corp.	231	2,862
Wyndham Worldwide Corp.	3,729	69,248

		72,110

Human Resources — 0.0%
Administaff, Inc.	247	5,506
AMN Healthcare Services, Inc.†	206	1,646
CDI Corp.	139	1,651
Cross Country Healthcare, Inc.†	348	2,961
Heidrick & Struggles International, Inc.	103	2,910
On Assignment, Inc.†	409	2,593
Spherion Corp.†	568	2,971
TrueBlue, Inc.†	302	3,672

		23,910

Identification Systems — 0.0%
Brady Corp., Class A	343	10,180
Checkpoint Systems, Inc.†	431	6,112

		16,292

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	18,340	33,196
Mirant Corp.†	155	2,207

		35,403

Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	176	1,510

Industrial Automated/Robotic — 0.1%
Cognex Corp.	297	4,889
Gerber Scientific, Inc.†	273	1,365
Intermec, Inc.†	426	5,235
Rockwell Automation, Inc.	1,076	46,795

		58,284

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	327	10,023

Instruments - Scientific — 0.1%
Dionex Corp.†	66	4,627
FEI Co.†	322	7,863
Thermo Fisher Scientific, Inc.†	1,760	83,125
Waters Corp.†	362	21,279

		116,894

Insurance Brokers — 0.2%
AON Corp.	6,189	239,700
eHealth, Inc.†	87	1,154

		240,854

Security Description	Shares	Market Value (Note 2)

Insurance - Life/Health — 0.4%
Aflac, Inc.	4,395	$202,302
Delphi Financial Group, Inc., Class A	523	11,433
Presidential Life Corp.	231	2,354
Principal Financial Group, Inc.	1,128	28,640
Prudential Financial, Inc.	1,711	85,293
Unum Group	6,504	123,836

		453,858

Insurance - Multi-line — 0.5%
Cincinnati Financial Corp.	10,487	267,628
Hartford Financial Services Group, Inc.	13,472	329,525
United Fire & Casualty Co.	249	4,293

		601,446

Insurance - Property/Casualty — 0.9%
American Physicians Capital, Inc.	33	900
AMERISAFE, Inc.†	71	1,199
Chubb Corp.	1,534	76,915
Employers Holdings, Inc.	167	2,557
Infinity Property & Casualty Corp.	101	4,036
Navigators Group, Inc.†	102	4,754
ProAssurance Corp.†	224	11,928
RLI Corp.	122	6,153
Safety Insurance Group, Inc.	171	6,091
Selective Insurance Group, Inc.	395	6,162
Stewart Information Services Corp.†	206	2,136
The Progressive Corp.†	6,734	112,929
The Travelers Cos., Inc.	16,196	848,509
Tower Group, Inc.	355	8,761
Zenith National Insurance Corp.	254	7,262

		1,100,292

Internet Application Software — 0.0%
Cybersource Corp.†	258	4,430
DealerTrack Holdings, Inc.†	150	2,559
eResearchTechnology, Inc.†	156	920

		7,909

Internet Connectivity Services — 0.0%
PC - Tel, Inc.†	160	915

Internet Content - Information/News — 0.0%
InfoSpace, Inc.†	131	1,072
The Knot, Inc.†	112	1,068

		2,140

Internet Security — 0.2%
Blue Coat Systems, Inc.†	325	8,590
Symantec Corp.†	10,666	189,321
VeriSign, Inc.†	1,559	34,984

		232,895

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	167	3,320

Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	1,504	38,773
Janus Capital Group, Inc.	6,265	82,009
Legg Mason, Inc.	4,537	128,352
National Financial Partners Corp.†	466	4,073

		253,207

Lasers - System/Components — 0.0%
Cymer, Inc.†	111	3,712
Electro Scientific Industries, Inc.†	101	983
II - VI, Inc.†	91	2,591

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Lasers - System/Components (continued)
Newport Corp.†	396	$2,895

		10,181

Leisure Products — 0.0%
Brunswick Corp.	984	9,879
Multimedia Games, Inc.†	302	1,658

		11,537

Linen Supply & Related Items — 0.1%
Cintas Corp.	3,185	89,467
G&K Services, Inc., Class A	206	4,553
UniFirst Corp.	115	5,054

		99,074

Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.†	74	1,847

Machinery - Electrical — 0.0%
Baldor Electric Co.	467	12,025
Regal - Beloit Corp.	248	11,770

		23,795

Machinery - Farming — 0.1%
Deere & Co.	2,832	151,540
Lindsay Corp.	88	3,088

		154,628

Machinery - General Industrial — 0.0%
Albany International Corp., Class A	307	5,551
Applied Industrial Technologies, Inc.	416	8,632
Gardner Denver, Inc.	194	7,261
Intevac, Inc.†	82	1,020
Robbins & Myers, Inc.	366	8,414

		30,878

Machinery - Material Handling — 0.0%
Cascade Corp.	64	1,451

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	51	2,356
Eclipsys Corp.†	485	8,895
Phase Forward, Inc.†	371	5,661
Quality Systems, Inc.	71	4,224

		21,136

Medical Instruments — 0.5%
Abaxis, Inc.†	82	1,842
Boston Scientific Corp.†	5,670	47,458
Conmed Corp.†	235	4,886
CryoLife, Inc.†	262	1,499
Integra LifeSciences Holdings Corp.†	75	2,455
Intuitive Surgical, Inc.†	93	26,090
Kensey Nash Corp.†	85	1,980
Medtronic, Inc.	13,574	576,080
Natus Medical, Inc.†	105	1,399
SurModics, Inc.†	65	1,453
Symmetry Medical, Inc.†	134	1,075

		666,217

Medical Labs & Testing Services — 0.0%
Bio - Reference Laboratories, Inc.†	65	2,132
Genoptix, Inc.†	120	4,350

		6,482

Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	69	380

Security Description	Shares	Market Value (Note 2)

Medical Laser Systems (continued)
Palomar Medical Technologies, Inc.†	67	$613

		993

Medical Products — 0.7%
American Medical Systems Holdings, Inc.†	559	9,822
Cantel Medical Corp.†	95	1,700
Cyberonics, Inc.†	203	3,654
Greatbatch, Inc.†	175	3,218
Haemonetics Corp.†	189	10,089
Hanger Orthopedic Group, Inc.†	277	3,695
Hospira, Inc.†	1,743	81,834
Invacare Corp.	359	8,939
Johnson & Johnson	9,165	575,928
Osteotech, Inc.†	204	543
PSS World Medical, Inc.†	428	8,282
Stryker Corp.	3,769	189,958
The Cooper Cos., Inc.	337	11,286
West Pharmaceutical Services, Inc.	207	7,980
Zoll Medical Corp.†	165	4,061

		920,989

Medical - Biomedical/Gene — 0.9%
Amgen, Inc.†	8,255	465,169
Arqule, Inc.†	258	926
Cambrex Corp.†	187	989
Cubist Pharmaceuticals, Inc.†	215	3,586
Emergent Biosolutions, Inc.†	121	1,738
Enzo Biochem, Inc.†	300	1,554
Gilead Sciences, Inc.†	13,660	629,043
Martek Biosciences Corp.†	124	2,158
Regeneron Pharmaceuticals, Inc.†	514	9,432

		1,114,595

Medical - Drugs — 1.2%
Abbott Laboratories	1,753	95,521
Allergan, Inc.	1,753	101,902
Bristol - Myers Squibb Co.	7,708	195,089
Eli Lilly & Co.	4,432	162,787
Forest Laboratories, Inc.†	2,379	72,940
Merck & Co., Inc.	8,546	309,451
Pfizer, Inc.	32,417	589,017
PharMerica Corp.†	225	3,386
Salix Pharmaceuticals, Ltd.†	200	4,560
Savient Pharmaceuticals, Inc.†	579	7,776
ViroPharma, Inc.†	289	2,185

		1,544,614

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	3,587	64,100
Par Pharmaceutical Cos., Inc.†	278	6,594
Watson Pharmaceuticals, Inc.†	1,291	47,883

		118,577

Medical - HMO — 0.5%
Aetna, Inc.	3,008	87,563
AMERIGROUP Corp.†	585	13,870
Centene Corp.†	479	9,015
Coventry Health Care, Inc.†	2,179	49,136
Healthspring, Inc.†	349	5,779
Humana, Inc.†	1,260	52,303
Magellan Health Services, Inc.†	132	4,854
Molina Healthcare, Inc.†	51	1,066
UnitedHealth Group, Inc.	8,152	233,718
WellPoint, Inc.†	2,608	140,910

		598,214

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Hospitals — 0.0%
MedCath Corp.†	196	$1,439
Tenet Healthcare Corp.†	6,910	31,440

		32,879

Medical - Nursing Homes — 0.0%
Odyssey HealthCare, Inc.†	260	3,778

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	40	1,379
Almost Family, Inc.†	50	1,806
Amedisys, Inc.†	105	3,889
Amsurg Corp.†	115	2,382
Gentiva Health Services, Inc.†	227	5,369
LHC Group, Inc.†	56	1,723
Res - Care, Inc.†	195	2,502

		19,050

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,266	105,328
Cardinal Health, Inc.	3,825	123,280
McKesson Corp.	2,122	131,606

		360,214

Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc.	137	3,307
Kaydon Corp.	230	8,179
Mueller Industries, Inc.	139	3,268
RTI International Metals, Inc.†	219	4,338

		19,092

Metal Products - Distribution — 0.0%
A.M. Castle & Co.	63	825
Lawson Products, Inc.	47	675
Olympic Steel, Inc.	58	1,608

		3,108

Metal - Aluminum — 0.0%
Century Aluminum Co.†	639	6,230

Metal - Copper — 1.0%
Freeport - McMoRan Copper & Gold, Inc.†	14,904	1,234,051

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	15,199	669,668

Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	307	5,271
Movado Group, Inc.	196	2,017

		7,288

Multimedia — 0.4%
EW Scripps Co., Class A†	318	2,004
The McGraw - Hill Cos., Inc.	3,149	94,344
The Walt Disney Co.	1,442	43,577
Time Warner, Inc.	7,536	231,506
Viacom, Inc., Class B†	5,905	175,024

		546,455

Networking Products — 0.9%
Adaptec, Inc.†	1,340	4,194
Anixter International, Inc.†	206	8,903
Black Box Corp.	195	5,497
Cisco Systems, Inc.†	47,045	1,100,853
Netgear, Inc.†	129	2,561

		1,122,008

Non-Ferrous Metals — 0.0%
Brush Engineered Materials, Inc.†	75	1,328

Security Description	Shares	Market Value (Note 2)

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	1,895	$62,232

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,225	97,344
Xerox Corp.	2,658	20,467

		117,811

Office Furnishings - Original — 0.0%
Interface, Inc. Class A	621	4,769

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	668	25,090
The Standard Register Co.	142	642

		25,732

Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.†	391	14,733
ENSCO International, Inc.	1,868	82,192
Nabors Industries, Ltd.†	4,843	100,008
Pioneer Drilling Co.†	202	1,224
Rowan Cos., Inc.†	6,198	153,029
Seahawk Drilling, Inc.†	76	1,636

		352,822

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp.	18,716	1,114,163
Apache Corp.	1,396	133,011
Chesapeake Energy Corp.	3,564	85,251
EOG Resources, Inc.	3,426	296,315
Occidental Petroleum Corp.	1,627	131,445
Penn Virginia Corp.	170	3,080
Petroleum Development Corp.†	70	1,258
Petroquest Energy, Inc.†	194	1,092
St. Mary Land & Exploration Co.	233	7,545
Stone Energy Corp.†	468	8,850
Swift Energy Co.†	142	3,049
XTO Energy, Inc.	6,146	260,836

		2,045,895

Oil Companies - Integrated — 2.9%
Chevron Corp.	4,085	318,794
ConocoPhillips	16,990	879,572
Exxon Mobil Corp.	32,529	2,441,952
Hess Corp.	857	49,672
Marathon Oil Corp.	699	22,801

		3,712,791

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	417	15,763
Dril - Quip, Inc.†	112	6,049
FMC Technologies, Inc.†	1,606	87,479
Gulf Island Fabrication, Inc.	156	3,430
Lufkin Industries, Inc.	56	3,370
National Oilwell Varco, Inc.	3,625	155,947

		272,038

Oil Refining & Marketing — 0.1%
Holly Corp.	231	5,879
Tesoro Corp.	5,276	67,427

		73,306

Oil - Field Services — 0.6%
Basic Energy Services, Inc.†	85	585
BJ Services Co.	4,522	84,923
CARBO Ceramics, Inc.	72	4,271
Halliburton Co.	20,857	612,361

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services (continued)
Hornbeck Offshore Services, Inc.†	86	$1,962
Matrix Service Co.†	296	2,534
Oil States International, Inc.†	185	6,636
Schlumberger, Ltd.	922	58,906
SEACOR Holdings, Inc.†	75	5,745
Smith International, Inc.	821	22,315
Superior Well Services, Inc.†	66	856
TETRA Technologies, Inc.†	281	2,911

		804,005

Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	427	4,133
Clearwater Paper Corp.†	79	3,881
International Paper Co.	4,621	117,605
MeadWestvaco Corp.	2,255	61,719
Neenah Paper, Inc.	166	2,313
Schweitzer - Mauduit International, Inc.	191	11,758
Wausau Paper Corp.	546	5,542

		206,951

Pharmacy Services — 1.1%
Catalyst Health Solutions, Inc.†	144	4,897
Medco Health Solutions, Inc.†	21,518	1,359,077

		1,363,974

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	11,410	46,211

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	265	7,465

Physicians Practice Management — 0.0%
Healthways, Inc.†	126	2,164
IPC The Hospitalist Co., Inc.†	100	3,146
MEDNAX, Inc.†	173	9,724

		15,034

Pipelines — 0.4%
El Paso Corp.	20,518	196,152
The Williams Cos., Inc.	13,101	260,579

		456,731

Poultry — 0.0%
Sanderson Farms, Inc.	125	5,021

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	370	4,044
C&D Technologies, Inc.†	297	520
Magnetek, Inc.†	343	473
Vicor Corp.†	222	1,821

		6,858

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	126	3,717
R.R. Donnelley & Sons Co.	3,708	76,311

		80,028

Private Corrections — 0.0%
The Geo Group, Inc.†	191	3,797

Protection/Safety — 0.0%
Landauer, Inc.	57	3,242

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	2,613	25,843
The New York Times Co., Class A†	1,189	10,035

		35,878

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	442	$7,191
AvalonBay Communities, Inc.	29	2,095
BioMed Realty Trust, Inc.	1,091	14,936
Cedar Shopping Centers, Inc.	510	3,080
Colonial Properties Trust	739	7,989
Developers Diversified Realty Corp.	328	3,319
DiamondRock Hospitality Co.†	1,319	10,605
Digital Realty Trust, Inc.	23,794	1,157,816
EastGroup Properties, Inc.	289	10,959
Entertainment Properties Trust	451	14,247
Equity Residential	3,000	96,630
Extra Space Storage, Inc.	964	10,594
Franklin Street Properties Corp.	745	8,411
Healthcare Realty Trust, Inc.	662	14,624
Home Properties, Inc.	368	16,534
Inland Real Estate Corp.	790	6,201
Kilroy Realty Corp.	481	14,493
Kite Realty Group Trust	712	2,257
LaSalle Hotel Properties	450	8,383
Lexington Realty Trust	1,094	5,317
LTC Properties, Inc.	258	6,633
Medical Properties Trust, Inc.	573	5,547
Mid - America Apartment Communities, Inc.	315	14,651
National Retail Properties, Inc.	899	18,016
Parkway Properties, Inc.	239	4,462
Pennsylvania Real Estate Investment Trust	430	3,178
Post Properties, Inc.	494	9,104
ProLogis	2,222	29,064
PS Business Parks, Inc.	201	9,556
Senior Housing Properties Trust	1,416	29,410
Sovran Self Storage, Inc.	261	8,436
Tanger Factory Outlet Centers, Inc.	450	17,662
Urstadt Biddle Properties, Inc., Class A	242	3,320
Ventas, Inc.	762	32,713

		1,607,433

Real Estate Operations & Development — 0.0%
Forestar Real Estate Group, Inc.†	400	7,420

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	135	911
Polaris Industries, Inc.	213	9,293

		10,204

Research & Development — 0.0%
Kendle International, Inc.†	97	1,452
Parexel International Corp.†	464	5,573

		7,025

Retail - Apparel/Shoe — 0.3%
Brown Shoe Co., Inc.	470	4,822
Cato Corp., Class A	330	6,313
Christopher & Banks Corp.	406	2,318
Dress Barn, Inc.†	202	4,337
Genesco, Inc.†	161	4,209
Gymboree Corp.†	112	4,471
Hot Topic, Inc.†	291	1,670
JOS. A. Bank Clothiers, Inc.†	68	2,775
Limited Brands, Inc.	4,390	72,830
Liz Claiborne, Inc.†	1,058	4,412
Nordstrom, Inc.	1,420	47,499
Stage Stores, Inc.	425	5,138
Stein Mart, Inc.†	290	2,978
The Buckle, Inc.	192	5,249
The Children’s Place Retail Stores, Inc.†	102	3,256

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe (continued)
The Finish Line, Inc., Class A	613	$5,425
The Gap, Inc.	6,242	133,704
The Men’s Wearhouse, Inc.	582	11,873

		323,279

Retail - Auto Parts — 0.0%
AutoZone, Inc.†	234	34,601
The Pep Boys - Manny, Moe & Jack	520	4,207

		38,808

Retail - Automobile — 0.0%
AutoNation, Inc.†	2,094	36,959
Group 1 Automotive, Inc.†	271	6,840
Lithia Motors, Inc., Class A†	229	1,662
Sonic Automotive, Inc.†	449	3,974

		49,435

Retail - Building Products — 0.7%
Home Depot, Inc.	30,053	822,250
Lumber Liquidators, Inc.†	114	2,693

		824,943

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	348	10,645

Retail - Discount — 0.7%
Big Lots, Inc.†	2,107	48,588
Family Dollar Stores, Inc.	2,183	66,603
Fred’s, Inc.	443	4,328
HSN, Inc.†	147	2,634
Target Corp.	1,268	59,038
Tuesday Morning Corp.†	354	800
Wal - Mart Stores, Inc.	13,319	726,552

		908,543

Retail - Drug Store — 0.0%
Walgreen Co.	1,418	55,146

Retail - Fabric Store — 0.0%
Jo - Ann Stores, Inc.†	296	9,875

Retail - Gardening Products — 0.0%
Tractor Supply Co.†	135	6,303

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	210	2,510

Retail - Jewelry — 0.0%
Zale Corp.†	264	1,241

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	237	1,659

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.	6,949	199,714
TJX Cos., Inc.	2,436	93,494

		293,208

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	2,472	15,178
OfficeMax, Inc.†	851	9,004
Staples, Inc.	3,153	73,528

		97,710

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	200	6,432
EZCORP, Inc., Class A†	361	5,332
First Cash Financial Services, Inc.†	103	1,967

		13,731

Security Description	Shares	Market Value (Note 2)

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	85	$1,396

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	182	9,679

Retail - Regional Department Stores — 0.7%
Kohl’s Corp.†	8,466	449,883
Macy’s, Inc.	30,110	491,094

		940,977

Retail - Restaurants — 0.5%
BJ’s Restaurants, Inc.†	157	2,680
Buffalo Wild Wings, Inc.†	146	5,831
California Pizza Kitchen, Inc.†	183	2,298
CEC Entertainment, Inc.†	86	2,508
CKE Restaurants, Inc.	378	3,190
Cracker Barrel Old Country Store, Inc.	85	3,193
DineEquity, Inc.†	169	3,601
Jack in the Box, Inc.†	369	6,889
Landry’s Restaurants, Inc.†	90	1,913
McDonald’s Corp.	6,340	401,005
O’Charley’s, Inc.†	209	1,342
Papa John’s International, Inc.†	80	1,770
PF Chang’s China Bistro, Inc.†	86	2,805
Red Robin Gourmet Burgers, Inc.†	170	2,654
Ruby Tuesday, Inc.†	726	4,596
Ruth’s Hospitality Group, Inc.†	74	161
Sonic Corp.†	495	4,772
Starbucks Corp.†	4,207	92,133
Texas Roadhouse, Inc., Class A†	382	3,927
The Steak n Shake Co.†	273	3,134
Yum! Brands, Inc.	1,530	53,963

		604,365

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	243	3,971
Cabela’s Inc., Class A†	447	5,391
Hibbett Sports, Inc.†	107	2,023
Zumiez, Inc.†	77	841

		12,226

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,192	43,762

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	319	2,638

Savings & Loans/Thrifts — 0.1%
Brookline Bancorp, Inc.	659	6,267
Dime Community Bancshares	284	3,192
Hudson City Bancorp, Inc.	10,764	143,054

		152,513

Schools — 0.0%
American Public Education, Inc.†	104	3,331
Apollo Group, Inc., Class A†	470	26,823
Capella Education Co.†	55	3,920
Universal Technical Institute, Inc.†	76	1,436

		35,510

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	442	2,405

Semiconductor Components - Integrated Circuits — 0.0%
Cypress Semiconductor Corp.†	1,728	16,537
Exar Corp.†	350	2,457
Hittite Microwave Corp.†	80	3,018
Micrel, Inc.	157	1,122

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits (continued)
Pericom Semiconductor Corp.†	95	$979
Sigma Designs, Inc.†	100	1,168
Standard Microsystems Corp.†	170	3,271
TriQuint Semiconductor, Inc.†	1,682	9,150

		37,702

Semiconductor Equipment — 0.1%
ATMI, Inc.†	117	1,819
Brooks Automation, Inc.†	494	3,621
Cabot Microelectronics Corp.†	171	5,231
Cohu, Inc.	160	1,885
Kulicke and Soffa Industries, Inc.†	255	1,158
MKS Instruments, Inc.†	184	2,788
Novellus Systems, Inc.†	1,823	37,718
Rudolph Technologies, Inc.†	349	2,269
Ultratech, Inc.†	208	2,741
Varian Semiconductor Equipment Associates, Inc.†	273	7,952
Veeco Instruments, Inc.†	419	11,443

		78,625

Steel - Producers — 0.4%
AK Steel Holding Corp.	22,078	441,560
Nucor Corp.	727	30,832

		472,392

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	253	3,848

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.	13,176	219,776
Harmonic, Inc.†	1,073	5,429

		225,205

Telecom Services — 0.0%
Cbeyond, Inc.†	96	1,239
Iowa Telecommunications Services, Inc.	366	5,819
Neutral Tandem, Inc.†	257	5,929
USA Mobility, Inc.	168	1,677

		14,664

Telecommunication Equipment — 0.0%
Applied Signal Technology, Inc.	87	1,720
Arris Group, Inc.†	801	8,002
Comtech Telecommunications Corp.†	105	3,018
Network Equipment Technologies, Inc.†	330	1,132
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	368	1,615
Tekelec†	551	7,835
Tollgrade Communications, Inc.†	114	673

		23,997

Telephone - Integrated — 1.2%
AT&T, Inc.	33,420	900,335
CenturyTel, Inc.	1,580	56,232
General Communication, Inc., Class A†	334	2,017
Qwest Communications International, Inc.	12,552	45,815
Verizon Communications, Inc.	15,116	475,550

		1,479,949

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	112	1,566

Therapeutics — 0.0%
Theragenics Corp.†	378	495

Tobacco — 0.5%
Alliance One International, Inc.†	993	4,737
Altria Group, Inc.	9,852	185,316

Security Description	Shares	Market Value (Note 2)

Tobacco (continued)
Lorillard, Inc.	828	$64,509
Philip Morris International, Inc.	7,235	347,931

		602,493

Toys — 0.0%
Jakks Pacific, Inc.†	197	2,376
Mattel, Inc.	2,756	53,632

		56,008

Transport - Rail — 0.1%
Burlington Northern Santa Fe Corp.	493	48,462
CSX Corp.	726	34,470

		82,932

Transport - Services — 0.5%
Bristow Group, Inc.†	284	9,747
Expeditors International of Washington, Inc.	582	18,583
Hub Group, Inc., Class A†	274	7,248
United Parcel Service, Inc., Class B	10,143	582,918

		618,496

Transport - Truck — 0.0%
Arkansas Best Corp.	282	6,943
Forward Air Corp.	108	2,447
Heartland Express, Inc.	197	2,906
Knight Transportation, Inc.	218	3,708
Old Dominion Freight Line, Inc.†	103	2,728

		18,732

Travel Services — 0.0%
Interval Leisure Group, Inc.†	294	3,363

Veterinary Diagnostics — 0.0%
Neogen Corp.†	102	3,319

Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	58	165

Water — 0.0%
American States Water Co.	206	6,815

Web Portals/ISP — 1.1%
Google, Inc., Class A†	2,484	1,448,172
United Online, Inc.	312	2,122

		1,450,294

Wire & Cable Products — 0.0%
Belden, Inc.	520	11,502
Encore Wire Corp.	71	1,413

		12,915

Wireless Equipment — 1.6%
American Tower Corp., Class A†	20,080	821,673
EMS Technologies, Inc.†	136	1,752
Motorola, Inc.†	10,613	85,010
Novatel Wireless, Inc.†	344	2,883
QUALCOMM, Inc.	23,837	1,072,665
Viasat, Inc.†	102	3,126

		1,987,109

Total Common Stock
(cost $58,271,885)		63,909,449

EXCHANGE TRADED FUNDS — 10.4%
Equity Fund - Emerging Market — 10.1%
iShares MSCI Emerging Markets Index Fund	157,300	6,373,796
Vanguard Emerging Markets ETF	160,600	6,472,180

		12,845,976

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

EXCHANGE TRADED FUNDS (continued)
Index Fund - Large Cap — 0.3%
SPDR Trust, Series 1	3,631	$398,974

Total Exchange Traded Funds
(cost $11,257,053)		13,244,950

PREFERRED STOCK — 0.3%
Banks - Commercial — 0.0%
BB&T Capital Trust VII 8.10%	1,300	32,539

Banks - Money Center — 0.1%
Santander Finance Preferred SA 4.00%(1)	3,686	70,034

Banks - Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	3,100	64,821

Diversified Financial Services — 0.1%
General Electric Capital Corp. 4.50%(2)	5,900	139,712

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. 0.00%(1)	2,200	1,804

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	7,600	139,384

Total Preferred Stock
(cost $563,737)		448,294

ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	80,791
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	79,182	74,708
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	227,270	191,684
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	298,171
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	233,291
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	155,000	171,817
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)	131,527	110,164

Total Asset Backed Securities
(cost $1,283,746)		1,160,626

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(6)(7)(8)(9)(15)(16) (cost $20,000)	20,000	10,500

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 10.7%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	$45,000	$45,329

Agricultural Chemicals — 0.0%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	15,000	15,900

Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,970
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	15,000	14,850
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	20,000	19,800
United Air Lines, Inc. Company Guar. Notes 9.75% due 01/15/17	50,000	50,750
United Air Lines, Inc. Pass Through Certs. 12.00% due 01/15/16*	65,000	63,700
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	13,301	13,234

		168,304

Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(1)	43,000	39,990
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	7,000	7,105

		47,095

Auto/Truck Parts & Equipment - Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	25,000	22,750

Auto/Truck Parts & Equipment - Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	15,000	16,275
Allison Transmission Senior Notes 11.00% due 11/01/15*	25,000	25,875

		42,150

Banks - Commercial — 0.4%
BB&T Corp. Sub. Notes 0.57% due 05/23/17(1)	56,000	48,597
BB&T Corp. Senior Notes 3.38% due 09/25/13	40,000	40,725

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
KeyBank NA Sub. Notes 5.45% due 03/03/16	$66,000	$62,394
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	27,292
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	111,926
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	182,000	190,247
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	54,000	56,656

		537,837

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(1)	100,000	69,337

Banks - Money Center — 0.0%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(1)	72,000	50,110

Banks - Super Regional — 0.5%
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(1)(10)	178,000	100,905
BAC Capital Trust XV Bank Guar. Notes 1.16% due 06/01/56(1)	50,000	31,023
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	130,000	127,403
National City Corp. Senior Notes 4.90% due 01/15/15	21,000	22,045
National City Corp. Sub. Notes 6.88% due 05/15/19	45,000	49,227
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	40,000	41,315
PNC Preferred Funding Trust II Jr. Sub. 6.11% due 03/15/12*(1)(10)	70,000	45,949
USB Capital IX Company Guar. 6.19% due 04/15/11(1)(10)	111,000	86,580
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	40,000	41,954
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	62,000	65,074

		611,475

Beverages - Non-alcoholic — 0.1%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	67,000	78,857

Security Description	Principal Amount	Market Value (Note 2)

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	$101,000	$105,995

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(11)(17)	23,820	16,198
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	8,000	5,610

		21,808

Cable/Satellite TV — 0.3%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	9,000	11,205
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	77,000	89,320
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	10,000	11,012
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 10.38% due 04/30/14*	90,000	91,575
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	9,000	9,946
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	40,000	42,593
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	45,189
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	25,000	26,281
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	37,000	39,442

		366,563

Casino Hotels — 0.1%
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	50,000	51,000
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	45,000	49,275
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	28,202

		128,477

Cellular Telecom — 0.0%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	4,813
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	32,000	31,040

		35,853

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified — 0.1%
FMC Corp. Senior Notes 5.20% due 12/15/19	$40,000	$40,561
Olin Corp. Senior Notes 8.88% due 08/15/19	36,000	38,070
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	40,000	42,771

		121,402

Chemicals - Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	14,213
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	18,000	17,190

		31,403

Coal — 0.0%
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	25,000	25,500

Coatings/Paint — 0.0%
RPM International, Inc. Senior Note 6.50% due 02/15/18	40,000	41,407

Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,150
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	50,000	50,750

		60,900

Consumer Products - Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	40,000	39,700
Clorox Co. Senior Notes 3.55% due 11/01/15	40,000	41,061

		80,761

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	41,000	42,025
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	25,000	25,562
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	25,000	25,500

		93,087

Containers - Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	25,000	26,375

Security Description	Principal Amount	Market Value (Note 2)

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	$43,000	$46,842

Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	46,875

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	40,000	27,750

Diversified Banking Institutions — 1.5%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	37,000	36,050
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	40,000	39,124
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	25,449
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	100,000	97,187
Citigroup, Inc. Senior Notes 5.13% due 05/05/14	40,000	40,452
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	34,000	35,141
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	75,000	78,766
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	77,000	76,890
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	80,000	82,968
GMAC LLC Senior Notes 6.00% due 12/15/11	50,000	47,875
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	86,000	82,775
GMAC LLC Sub. Notes 8.00% due 12/31/18*	85,000	70,550
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	577,264
Morgan Stanley Senior Notes 4.20% due 11/20/14	140,000	140,647
Morgan Stanley Senior Notes 5.63% due 09/23/19	47,000	47,603
Morgan Stanley Senior Notes 6.00% due 04/28/15	176,000	191,230

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	$57,000	$60,506
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	64,196
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	38,000	41,419
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	52,000	53,520

		1,889,612

Diversified Financial Services — 0.3%
CIT Group Funding Co. of Delaware LLC Company Guar. Notes 4.65% due 07/01/10†(14)(15)	30,000	29,583
Deutsche Bank Capital Trust Jr. Sub Notes 2.08% due 06/30/10(1)(10)	200,000	130,000
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	172,000	164,934
USAA Capital Corp. Notes 3.50% due 07/17/14*	33,000	33,445

		357,962

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	100,893
Textron, Inc. Senior Notes 6.20% due 03/15/15	16,000	16,661

		117,554

Electric - Generation — 0.2%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	72,000	69,315
Edison Mission Energy Senior Notes 7.20% due 05/15/19	70,000	50,750
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	69,825
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	113,575

		303,465

Electric - Integrated — 0.8%
Ameren Corp. Senior Notes 8.88% due 05/15/14	48,000	54,304
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	56,000	56,200
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	67,163

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	$90,000	$95,382
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	100,000	114,233
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	58,000	64,837
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	46,000	47,800
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	40,000	36,200
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	44,726	45,845
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	93,000	106,772
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	90,000	91,258
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	107,969
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	45,000	49,197
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	45,000	31,950

		969,110

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	25,000	25,750

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	29,850
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	56,000	57,066
Spansion LLC Senior Sec. Notes 0.00% due 06/01/13†*(1)(14)(15)	28,000	29,120

		116,036

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	93,000	98,134

Electronics - Military — 0.1%
L - 3 Communications Corp. Senior Notes 5.20% due 10/15/19*	32,000	32,866
L - 3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	34,431

		67,297

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	$45,000	$45,398
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	50,000	49,550

		94,948

Finance - Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	21,117
Caterpillar Financial Services Corp. Senior Notes 6.13% due 02/17/14	80,000	90,202
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	128,580

		239,899

Finance - Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	40,000	36,906

Finance - Investment Banker/Broker — 0.5%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	24,000	26,404
JPMorgan Chase Capital XXVII Company Guar.Notes 7.00% due 11/01/39	45,000	45,450
Lehman Brothers Holdings Capital Trust VII Company Guar.Notes 0.00% due 05/31/12†(1)(10)(14)(15)	45,000	4
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(14)(15)	44,000	8,580
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(14)(15)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(14)(15)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	52,000	51,610
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	57,000	57,658
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	125,000	125,698
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	45,000	45,755
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	42,000	45,963
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	152,000	167,597

		574,733

Security Description	Principal Amount	Market Value (Note 2)

Finance - Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	$80,000	$81,074
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	40,000	40,862

		121,936

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	26,188

Food - Misc. — 0.0%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	36,000	41,632

Food - Retail — 0.0%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	45,000	49,751

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	23,500
Service Corp International Senior Notes 8.00% due 11/15/21	50,000	49,000

		72,500

Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	30,000	24,150

Gas - Distribution — 0.1%
Sempra Energy Senior Notes 6.00% due 10/15/39	57,000	56,604
Sempra Energy Senior Notes 6.50% due 06/01/16	36,000	40,142

		96,746

Gas - Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	165,000	136,950

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(2)(14)(15)	2,000	170

Hotels/Motels — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	25,000	22,625
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	50,000	48,125

		70,750

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(8)(9)	145,000	0

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	$55,000	$54,725

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	56,115
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	22,250

		78,365

Insurance - Life/Health — 0.2%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	40,832
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	54,000	55,403
Prudential Financial, Inc. Notes 4.75% due 09/17/15	72,000	73,298
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	40,000	43,097
Torchmark Corp. Senior Notes 9.25% due 06/15/19	40,000	46,167
Unum Group Senior Notes 7.13% due 09/30/16	40,000	42,072

		300,869

Insurance - Multi-line — 0.2%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	40,000	37,446
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	45,949
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	90,000	91,253
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	57,000	59,798

		234,446

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	45,000	36,684
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	137,000	108,230

		144,914

Insurance - Property/Casualty — 0.0%
Markel Corp. Senior Notes 7.13% due 09/30/19	40,000	41,900

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Property/Casualty (continued)
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	$8,000	$6,798

		48,698

Medical Products — 0.1%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	45,000	46,920
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	25,000	26,437

		73,357

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.85% due 06/01/17	80,000	89,169

Medical - Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	15,000	15,975
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	32,000	34,178

		50,153

Medical - Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	81,000	86,011

Medical - HMO — 0.1%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	25,000	24,000
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	36,000	37,370

		61,370

Medical - Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	45,000	45,900
HCA, Inc. Senior Notes 7.50% due 11/15/95	75,000	57,375
HCA, Inc. Senior Notes 8.50% due 04/15/19*	100,000	105,500
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	50,000	52,875

		261,650

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	65,420

Metal - Copper — 0.0%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	43,000	46,386

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18	$40,000	$45,806
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	63,000	62,373
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 05/15/15(1)(7)	32,059	23,243

		131,422

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	47,000	47,072
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	45,000	49,033
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	59,000	70,792

		166,897

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/20	40,000	40,687
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	90,000	89,480

		130,167

Non - Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	94,000	98,465
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	25,000	25,965
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	93,081
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	45,000	46,413
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	50,000	55,369

		319,293

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	45,000	46,279

Oil Companies - Exploration & Production — 0.3%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	96,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	146,450
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	28,875

Security Description	Principal Amount	Market Value (Note 2)

Oil Companies - Exploration & Production (continued)
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	$92,000	$100,033

		371,608

Oil Companies - Integrated — 0.1%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	44,000	51,078
Hess Corp. Senior Notes 7.13% due 03/15/33	60,000	68,155

		119,233

Paper & Related Products — 0.1%
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	30,375
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	10,125
International Paper Co. Senior Notes 7.30% due 11/15/39	79,000	78,795

		119,295

Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	25,000	26,063

Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	110,000
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	75,000	74,625
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	75,000	70,875
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	40,000	42,362
Plains All American Pipeline, LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	66,000	68,868
Plains All American Pipeline, LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	43,000	44,670
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	83,689

		495,089

Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(14)(15)	45,000	563

Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	40,000	40,273
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	25,000	27,625

		67,898

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(14)(15)	$60,000	$225

Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	61,000	44,530

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	15,000	12,975

Retail - Restaurants — 0.0%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	25,000	24,941
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	25,000	27,000

		51,941

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	25,000	25,563

Special Purpose Entities — 0.1%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	100,000	99,367
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	30,000	21,225
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	32,000	33,545

		154,137

Steel - Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	25,000	25,125
Ryerson, Inc. Company Guar. Notes 7.66% due 11/01/14(1)	25,000	22,063

		47,188

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	25,000	25,875

Telecom Services — 0.2%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	46,563
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	56,237
Qwest Corp. Senior Notes 8.88% due 03/15/12	100,000	106,125

		208,925

Security Description	Principal Amount	Market Value (Note 2)

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 5.63% due 06/15/16	$35,000	$38,450
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	105,000	104,369
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,475
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	24,438
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	75,000	56,250
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	89,000	100,841
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	31,583

		369,406

Television — 0.0%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	8,000	7,560
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	36,000	37,634
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(1)(7)(14)(15)	52,442	786
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)(15)	30,000	300

		46,280

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	18,500

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	230,984	184,787

Transport - Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	66,000	67,740

Transport - Rail — 0.2%
CSX Corp. Senior Notes 6.15% due 05/01/37	45,000	47,083
CSX Corp. Senior Notes 7.90% due 05/01/17	69,000	82,480
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	57,000	62,189

		191,752

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	$80,000	$76,700

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 5.90% due 11/01/39*	45,000	46,087

Total U.S. CORPORATE BONDS & NOTES
(cost $13,582,933)		13,644,272

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks - Commercial — 0.6%
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	116,000	116,360
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	40,000	41,488
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(1)(10)	130,000	98,800
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(10)	15,000	13,800
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.61% due 12/30/09(1)(10)	102,000	62,220
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	43,000	44,204
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	80,000	84,766
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	108,229
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	100,000	106,970
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(10)	180,000	106,200
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	40,000	41,392
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	40,000	40,611

		865,040

Banks - Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(1)(10)	150,000	76,500

Beverages - Non - alcoholic — 0.1%
Coca - Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	90,000	91,390

Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	45,000	45,054

Security Description	Principal Amount	Market Value (Note 2)

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	$23,000	$25,011
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	58,000	61,623

		86,634

Containers - Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*	81,000	87,450

Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(10)	87,000	68,730

Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	31,000	31,465

Diversified Minerals — 0.1%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	20,000	22,600
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	10,000	11,675
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	48,000	49,615

		83,890

Electric - Integrated — 0.3%
Electricite de France Notes 6.50% due 01/26/19*	155,000	178,640
Electricite de France Notes 6.95% due 01/26/39*	48,000	58,289
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	77,776
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	45,000	46,136
TransAlta Corp. Senior Notes 4.75% due 01/15/15	64,000	65,201

		426,042

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	50,000	49,375

Finance - Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	76,000	82,887

Finance - Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	126,455

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance - Other Services (continued)
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	$50,000	$51,473

		177,928

Insurance - Multi-line — 0.1%
Aegon NV Sub. Notes 3.57% due 07/15/14(1)(10)	75,000	35,775
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	92,464
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	60,000	55,510

		183,749

Metal - Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	56,000	60,565
Noranda, Inc. Notes 6.00% due 10/15/15	50,000	53,492

		114,057

Oil Companies - Exploration & Production — 0.1%
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	27,106
Nexen, Inc. Senior Notes 5.88% due 03/10/35	94,000	88,519
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	55,000	43,725

		159,350

Oil Companies - Integrated — 0.1%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	80,000	81,581

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	25,000	27,725

Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	25,000	25,125
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	65,000	65,244
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	25,000	25,375

		115,744

Special Purpose Entity — 0.1%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(1)(10)	101,000	83,625

Security Description	Principal Amount	Market Value (Note 2)

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	$98,000	$103,469
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	97,000	102,078
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	35,000	38,437

		243,984

Transport - Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	44,000	52,380

Total Foreign Corporate Bonds & Notes
(cost $3,179,317)		3,234,580

FOREIGN GOVERNMENT AGENCIES — 0.1%
Sovereign — 0.1%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	50,000	48,250
Republic of Croatia Notes 6.75% due 11/05/19*	45,000	48,537

Total Foreign Government Agencies
(cost $92,927)		96,787

U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 5.3%
4.50% due 01/01/39	145,370	149,260
5.00% due 10/01/33	21,601	22,737
5.00% due 07/01/35	106,685	112,096
5.00% due 01/01/37	194,548	204,264
5.00% due 03/01/38	209,510	219,973
5.00% due 07/01/39	696,255	730,918
5.00% due 10/01/39	998,365	1,048,068
5.50% due 10/01/33	9,124	9,761
5.50% due 01/01/35	403,143	430,591
5.50% due 08/01/37	28,465	30,340
5.50% due 09/01/37	352,067	375,268
5.50% due 10/01/37	500,756	533,755
5.50% due 01/01/38	130,293	138,980
5.50% due 07/01/38	156,721	167,049
5.79% due 01/01/37(1)	296,794	315,908
5.94% due 10/01/36(1)	442,704	469,763
6.00% due 08/01/36	412,516	443,769
6.50% due 12/01/28	162,537	177,275
6.50% due 11/01/33	9,856	10,719
6.50% due 05/01/36	4,722	5,104
7.00% due 06/01/32	59,536	66,100
7.50% due 04/01/31	83,025	94,631
8.00% due 04/01/30	11,172	12,859
8.00% due 07/01/30	102	117
8.00% due 12/01/30	29,842	34,345
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	247,000	261,898
Series 3317, Class PD
5.00% due 09/15/31	315,000	334,417
Series 3349, Class HB
5.50% due 06/15/31	282,000	301,789

		6,701,754

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 2.9%
4.50% due 01/01/39	$146,797	$150,909
4.88% due 12/15/16	750,000	838,205
5.00% due 03/15/16	74,000	83,300
5.00% due 11/01/33	21,023	22,126
5.00% due 03/01/34	388,999	409,399
5.00% due 10/01/35	181,951	191,208
5.50% due 03/01/18	21,253	23,010
5.50% due 11/01/22	127,903	137,137
5.50% due 05/01/34	409,162	437,084
5.50% due 02/01/36(1)	194,463	204,364
6.00% due 05/01/17	71,290	77,384
6.00% due 12/01/33	189,262	204,635
6.00% due 10/01/36	155,298	166,990
6.50% due 02/01/17	52,721	57,519
6.50% due 08/01/31	68,556	74,778
6.50% due 07/01/32	103,077	112,368
6.50% due 07/01/36	161,404	174,742
7.00% due 09/01/31	57,223	63,802
7.50% due 06/01/15	19,931	21,815
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	295,000	313,035

		3,763,810

Government National Mtg. Assoc. — 4.6%
5.50% due 08/15/39	5,355,900	5,711,408
6.00% due 02/15/29	4,849	5,248
6.00% due 04/15/29	23,213	25,125
6.00% due 06/15/29	27,613	29,883
6.50% due 02/15/29	73,048	79,724

		5,851,388

Total U.S. Government Agencies
(cost $15,776,736)		16,316,952

U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 0.5%
3.50% due 02/15/39	28,000	24,679
4.38% due 02/15/38	219,000	225,228
4.50% due 05/15/38	235,000	246,750
5.25% due 11/15/28	125,000	144,883
8.13% due 08/15/19	33,000	46,409

		687,949

United States Treasury Notes — 3.7%
1.13% due 01/15/12	1,000,000	1,007,812
2.00% due 11/30/13	1,205,000	1,226,088
2.38% due 09/30/14	27,000	27,557
2.63% due 06/30/14	986,000	1,021,049
2.75% due 02/15/19	105,000	101,522
3.00% due 08/31/16	21,000	21,530
3.63% due 08/15/19	16,000	16,555
3.75% due 11/15/18	663,000	695,321
4.25% due 08/15/15	500,000	553,125

		4,670,559

Total U.S. Government Treasuries
(cost $5,432,780)		5,358,508

Total Long-Term Investment Securities
(cost $109,461,114)		117,424,918

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Commercial Paper — 3.1%
Erste Finance LLC 0.14% due 12/01/09	4,000,000	4,000,000

Security Description	Principal Amount	Market Value (Note 2)

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.09% due 03/18/10(12)	$300,000	$299,940

Total Short-Term Investment Securities
(cost $4,299,924)		4,299,940

REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $1,794,002 and collateralized by $1,855,000 of United States Treasury Bills, bearing interest at 0.02% due 01/14/10 and having an approximate value of $1,854,073	1,794,000	1,794,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,692,003 and collateralized by $3,620,000 of Federal Home Loan Bank Bonds, bearing interest at 4.37% due 09/17/10 and having an approximate value of $3,767,334	3,692,000	3,692,000

Total Repurchase Agreements
(cost $5,486,000)		5,486,000

TOTAL INVESTMENTS
(cost $119,247,038)(13)	99.7%	127,210,858
Other assets less liabilities	0.3	428,457

NET ASSETS —	100.0%	$127,639,315

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $3,367,606 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security — the rate reflected is as of November 30, 2009, maturity date reflects the stated maturity date.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$20,000	$20,000	$10,500	$52.50	0.00%

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $10,500 representing 0.0% of net assets.
(9)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 5 for cost of investments on a tax basis.
(14)	Bond in default
(15)	Company has filed Chapter 11 bankruptcy protection.
(16)	Bond is in default and did not pay principal at maturity.
(17)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.

REMIC—Real Estate Mortgage Investment Conduit

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 Index	December 2009	$104,366	$109,480	$5,114
37	Long	U.S. Treasury 2 YR Note	March 2010	8,039,406	8,061,953	22,547

						$27,661

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$63,909,449	$–	$–	$63,909,449
Exchange Traded Funds	13,244,950	–	–	13,244,950
Preferred Stock	448,294	–	–	448,294
Asset Backed Securities	–	1,160,626	–	1,160,626
Convertible Bonds & Notes	–	–	10,500	10,500
U.S. Corporate Bonds & Notes	–	13,418,865	225,407	13,644,272
Foreign Corporate Bonds & Notes	–	3,234,580	–	3,234,580
Foreign Government Agencies	–	96,787	–	96,787
U.S. Government Agencies	–	16,316,952	–	16,316,952
U.S. Government Treasuries	5,358,508	–	–	5,358,508
Short-Term Investment Securities:
Commercial Paper	–	4,000,000	–	4,000,000
U.S. Government Treasuries	299,940	–	–	299,940
Repurchase Agreements	–	5,486,000	–	5,486,000
Other Financial Instruments:+
Futures Appreciation	27,661	–	–	27,661

Total	$83,288,802	$43,713,810	$235,907	$127,238,519

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$4,000	$441,520
Accrued discounts/premiums	–	421
Realized gain (loss)	–	98
Change in unrealized appreciation (depreciation)	6,500	82,990
Net purchases (sales)	–	(299,622)
Transfers in and/or out of Level 3	–	-

Balance as of 11/30/2009	$10,500	$225,407

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Computers	7.2%
Collective Investment Pool	7.1
Diversified Banking Institutions	5.8
Web Portals/ISP	5.2
Pharmacy Services	4.7
E-Commerce/Products	4.5
Wireless Equipment	3.8
Commercial Services — Finance	3.7
Diversified Manufacturing Operations	3.6
Medical — Biomedical/Gene	3.3
Investment Management/Advisor Services	3.2
Applications Software	3.0
Oil — Field Services	3.0
Electronic Components — Semiconductors	2.6
Retail — Restaurants	2.6
Networking Products	2.4
Multimedia	2.3
Oil Companies — Exploration & Production	2.0
Banks — Super Regional	2.0
Medical — Drugs	1.6
E-Commerce/Services	1.5
Banks — Fiduciary	1.5
Broadcast Services/Program	1.4
Medical — Wholesale Drug Distribution	1.3
Semiconductor Components — Integrated Circuits	1.3
Retail — Regional Department Stores	1.3
Industrial Gases	1.2
Finance — Credit Card	1.2
Beverages — Non-alcoholic	1.2
Medical Instruments	1.2
Internet Application Software	1.2
Oil Field Machinery & Equipment	1.1
Oil Companies — Integrated	1.1
Internet Security	1.0
Retail — Discount	0.9
Retail — Bedding	0.9
Aerospace/Defense — Equipment	0.9
Finance — Other Services	0.8
Finance — Investment Banker/Broker	0.7
Registered Investment Company	0.7
Medical — Generic Drugs	0.7
Hotels/Motels	0.7
Medical Products	0.6
Data Processing/Management	0.6
Retail — Building Products	0.6
Retail — Drug Store	0.6
Metal Processors & Fabrication	0.6
Agricultural Chemicals	0.6
Computer Services	0.5
Cosmetics & Toiletries	0.5
Cruise Lines	0.5
Retail — Auto Parts	0.4
Engineering/R&D Services	0.4
Medical Information Systems	0.3
Retail — Apparel/Shoe	0.3
Athletic Footwear	0.3
Casino Hotels	0.3
Metal — Copper	0.2
Non-Hazardous Waste Disposal	0.2
Food — Misc.	0.2
Coatings/Paint	0.2
Computers — Memory Devices	0.2
Transport — Services	0.2
Computer Aided Design	0.2
Electric — Integrated	0.2
Transport — Rail	0.2
Disposable Medical Products	0.2
Schools	0.1
Energy — Alternate Sources	0.1

Electronic Forms	0.1
Entertainment Software	0.1
Industrial Automated/Robotic	0.1
Internet Content — Information/News	0.1
Optical Supplies	0.1
Distribution/Wholesale	0.1

107.3%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.1%
Aerospace/Defense - Equipment — 0.9%
Goodrich Corp.	19,100	$1,133,394
United Technologies Corp.	39,200	2,635,808

		3,769,202

Agricultural Chemicals — 0.6%
Monsanto Co.#	30,000	2,422,500

Applications Software — 3.0%
Intuit, Inc.†#	17,100	499,491
Microsoft Corp.	430,330	12,656,005
Salesforce.com, Inc.†	2,200	137,896

		13,293,392

Athletic Footwear — 0.3%
NIKE, Inc., Class B	19,200	1,245,888

Banks - Fiduciary — 1.5%
Northern Trust Corp.	65,200	3,227,400
State Street Corp.	64,000	2,643,200
The Bank of New York Mellon Corp.	24,400	650,016

		6,520,616

Banks - Super Regional — 2.0%
PNC Financial Services Group, Inc.	10,400	592,904
US Bancorp	126,300	3,047,619
Wells Fargo & Co.	181,900	5,100,476

		8,740,999

Beverages - Non-alcoholic — 1.2%
PepsiCo, Inc.	71,940	4,476,107
The Coca - Cola Co.#	13,400	766,480

		5,242,587

Broadcast Services/Program — 1.4%
Discovery Communications, Inc., Class A†#	106,950	3,417,052
Discovery Communications, Inc., Class C†	105,150	2,948,406

		6,365,458

Casino Hotels — 0.3%
Wynn Macau, Ltd.†	424,400	511,467
Wynn Resorts, Ltd.#	11,000	709,940

		1,221,407

Chemicals - Specialty — 0.0%
Ecolab, Inc.	1,700	76,347

Coatings/Paint — 0.2%
The Sherwin - Williams Co.#	15,400	936,936

Commercial Services - Finance — 3.7%
Automatic Data Processing, Inc.	24,400	1,060,180
Mastercard, Inc., Class A#	26,300	6,334,618
The Western Union Co.	147,100	2,713,995
Visa, Inc., Class A#	78,100	6,326,100

		16,434,893

Computer Aided Design — 0.2%
Autodesk, Inc.†#	39,400	923,930

Computer Services — 0.5%
Accenture PLC, Class A	55,600	2,281,824

Computers — 7.2%
Apple, Inc.†	133,000	26,588,030
Hewlett - Packard Co.	23,200	1,138,192
International Business Machines Corp.	32,300	4,081,105

		31,807,327

Security Description	Shares	Market Value (Note 2)

Computers - Memory Devices — 0.2%
EMC Corp.†	55,600	$935,748

Cosmetics & Toiletries — 0.5%
The Procter & Gamble Co.	35,376	2,205,694

Cruise Lines — 0.5%
Carnival Corp.†	64,000	2,049,920

Data Processing/Management — 0.6%
Fiserv, Inc.†	57,500	2,658,800

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	8,400	690,564

Distribution/Wholesale — 0.1%
Fastenal Co.#	4,100	152,028
WW Grainger, Inc.#	1,800	175,860

		327,888

Diversified Banking Institutions — 5.8%
Bank of America Corp.	103,700	1,643,645
Credit Suisse Group AG	8,400	434,865
JPMorgan Chase & Co.	188,200	7,996,618
Morgan Stanley	124,800	3,941,184
The Goldman Sachs Group, Inc.	67,200	11,401,152

		25,417,464

Diversified Manufacturing Operations — 3.6%
3M Co.	49,400	3,825,536
Danaher Corp.	170,340	12,080,513

		15,906,049

E - Commerce/Products — 4.5%
Amazon.com, Inc.†#	146,800	19,951,588

E - Commerce/Services — 1.5%
eBay, Inc.†	340	8,320
Expedia, Inc.†#	103,200	2,629,536
priceline.com, Inc.†#	19,200	4,111,104

		6,748,960

Electric - Integrated — 0.2%
Entergy Corp.	11,000	865,150

Electronic Components - Semiconductors — 2.6%
Altera Corp.#	91,900	1,932,657
Broadcom Corp., Class A†#	124,900	3,647,080
Intel Corp.	89,800	1,724,160
Xilinx, Inc.	192,230	4,352,087

		11,655,984

Electronic Forms — 0.1%
Adobe Systems, Inc.†	16,520	579,522

Energy - Alternate Sources — 0.1%
First Solar, Inc.†#	5,300	631,283

Engineering/R&D Services — 0.4%
Fluor Corp.#	17,700	751,896
McDermott International, Inc.†	44,900	940,206

		1,692,102

Entertainment Software — 0.1%
Electronic Arts, Inc.†	33,600	567,504

Finance - Credit Card — 1.2%
American Express Co.	126,600	5,295,678

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.†#	22,200	$436,008
The Charles Schwab Corp.#	154,600	2,833,818

		3,269,826

Finance - Other Services — 0.8%
CME Group, Inc.	200	65,646
IntercontinentalExchange, Inc.†	30,100	3,214,379

		3,280,025

Food - Misc. — 0.2%
General Mills, Inc.	6,700	455,600
Kellogg Co.	9,700	510,026

		965,626

Hotel/Motels — 0.7%
Marriott International, Inc., Class A#	115,791	2,978,144

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	11,100	482,739

Industrial Gases — 1.2%
Praxair, Inc.	66,200	5,430,386

Insurance Brokers — 0.0%
AON Corp.	1,800	69,714

Insurance - Life/Health — 0.0%
Prudential Financial, Inc.	3,000	149,550

Internet Application Software — 1.2%
Tencent Holdings, Ltd.	273,900	5,064,467

Internet Content - Information/News — 0.1%
Baidu, Inc. ADR†	1,100	477,114

Internet Security — 1.0%
McAfee, Inc.†	103,700	3,956,155
VeriSign, Inc.†#	17,700	397,188

		4,353,343

Investment Management/Advisor Services — 3.2%
Ameriprise Financial, Inc.#	65,840	2,509,821
BlackRock, Inc.#	4,200	953,736
Franklin Resources, Inc.#	86,600	9,355,398
Invesco, Ltd.	51,000	1,134,750

		13,953,705

Medical Information Systems — 0.3%
Cerner Corp.†#	19,900	1,498,271

Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	11,100	3,113,994
Medtronic, Inc.	9,300	394,692
St. Jude Medical, Inc.†	44,120	1,619,645

		5,128,331

Medical Products — 0.6%
Baxter International, Inc.	17,700	965,535
Stryker Corp.	34,600	1,743,840

		2,709,375

Medical - Biomedical/Gene — 3.3%
Amgen, Inc.†	11,100	625,485
Celgene Corp.†	103,800	5,755,710
Gilead Sciences, Inc.†	168,340	7,752,057
Life Technologies Corp.†#	4,400	219,032

		14,352,284

Security Description	Shares	Market Value (Note 2)

Medical - Drugs — 1.6%
Allergan, Inc.	99,300	$5,772,309
Shire PLC ADR#	20,300	1,195,061

		6,967,370

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	58,300	3,077,657

Medical - HMO — 0.0%
WellPoint, Inc.†	3,360	181,541

Medical - Wholesale Drug Distribution — 1.3%
McKesson Corp.	95,000	5,891,900

Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	24,300	2,519,424

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.†	12,300	1,018,440

Multimedia — 2.3%
The McGraw - Hill Cos., Inc.#	102,000	3,055,920
The Walt Disney Co.	102,300	3,091,506
Time Warner, Inc.#	126,300	3,879,936

		10,027,362

Networking Products — 2.4%
Cisco Systems, Inc.†	173,640	4,063,176
Juniper Networks, Inc.†#	249,070	6,508,199

		10,571,375

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	35,500	1,001,100

Oil Companies - Exploration & Production — 2.0%
EOG Resources, Inc.	66,200	5,725,638
Southwestern Energy Co.†	69,500	3,055,220

		8,780,858

Oil Companies - Integrated — 0.7%
Exxon Mobil Corp.	7,900	593,053
Suncor Energy, Inc.	71,200	2,578,152

		3,171,205

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	57,500	2,173,500
FMC Technologies, Inc.†#	49,500	2,696,265

		4,869,765

Oil - Field Services — 3.0%
Schlumberger, Ltd.	153,100	9,781,559
Smith International, Inc.#	124,200	3,375,756

		13,157,315

Optical Supplies — 0.1%
Alcon, Inc.	2,900	428,852

Pharmacy Services — 4.7%
Express Scripts, Inc.†	97,900	8,399,820
Medco Health Solutions, Inc.†	193,200	12,202,512

		20,602,332

Retail - Apparel/Shoe — 0.3%
The Gap, Inc.	60,300	1,291,626

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†#	49,500	1,919,610

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile — 0.0%
CarMax, Inc.†	8,600	$170,968

Retail - Bedding — 0.9%
Bed Bath & Beyond, Inc.†#	104,300	3,896,648

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	118,400	2,582,304

Retail - Discount — 0.9%
Costco Wholesale Corp.	4,200	251,622
Dollar Tree, Inc.†#	12,100	592,537
Wal - Mart Stores, Inc.	60,360	3,292,638

		4,136,797

Retail - Drug Store — 0.6%
CVS Caremark Corp.	76,649	2,376,885
Walgreen Co.	4,400	171,116

		2,548,001

Retail - Regional Department Stores — 1.3%
Kohl’s Corp.†	105,000	5,579,700

Retail - Restaurants — 2.6%
McDonald’s Corp.	68,900	4,357,925
Starbucks Corp.†#	193,800	4,244,220
Yum! Brands, Inc.	83,900	2,959,153

		11,561,298

Schools — 0.1%
Apollo Group, Inc., Class A†	11,100	633,477

Semiconductor Components - Integrated Circuits — 1.3%
Marvell Technology Group, Ltd.†	375,300	5,787,126

Transport - Rail — 0.2%
Union Pacific Corp.	12,300	778,098

Transport - Services — 0.2%
Expeditors International of Washington, Inc.#	29,000	925,970

Web Portals/ISP — 5.2%
Google, Inc., Class A†	39,000	22,737,000

Security Description	Shares	Market Value (Note 2)

Wireless Equipment — 3.8%
American Tower Corp., Class A†#	189,100	$7,737,972
QUALCOMM, Inc.	197,520	8,888,400

		16,626,372

Total Common Stock
(cost $369,235,341)		437,067,595

PREFERRED STOCK — 0.4%
Oil Companies - Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $1,218,656)	34,900	1,572,594

Total Long-Term Investment Securities
(cost $370,453,997)		438,640,189

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Collective Investment Pool — 7.1%
Securities Lending Quality Trust(1)	31,427,753	31,250,214

Registered Investment Company — 0.7%
T. Rowe Price Reserve Investment Fund	3,248,930	3,248,930

Total Short-Term Investment Securities
(cost $34,676,683)		34,499,144

TOTAL INVESTMENTS
(cost $405,130,680)(2)	107.3%	473,139,333
Liabilities in excess of other assets	(7.3)	(32,022,779)

NET ASSETS —	100.0%	$441,116,554

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$31,807,327	$–	$–	$31,807,327
Diversified Banking Institutions	25,417,464	–	–	25,417,464
Web Portals/ISP	22,737,000	–	–	22,737,000
Other Industries*	357,105,804	–	–	357,105,804
Preferred Stock	1,572,594	–	–	1,572,594
Short-Term Investment Securities:
Collective Investment Pool	–	31,250,214	–	31,250,214
Registered Investment Company	–	3,248,930	–	3,248,930

Total	$438,640,189	$34,499,144	$–	$473,139,333

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Banks — Super Regional	8.5%
Diversified Manufacturing Operations	6.8
Tobacco	5.8
Electric — Integrated	5.8
Oil Companies — Integrated	4.8
Medical — HMO	4.7
Medical — Drugs	3.9
Computers	3.1
Oil Companies — Exploration & Production	2.9
Tools — Hand Held	2.7
Diversified Banking Institutions	2.4
Telephone — Integrated	2.4
Pipelines	2.2
Electronic Components — Semiconductors	2.1
Time Deposits	2.0
Finance — Credit Card	1.9
Cruise Lines	1.9
Finance — Consumer Loans	1.8
Medical Products	1.7
Electronics — Military	1.7
Insurance — Property/Casualty	1.7
Applications Software	1.6
Aerospace/Defense	1.6
Computer Services	1.3
Aerospace/Defense — Equipment	1.2
Real Estate Investment Trusts	1.2
Casino Services	1.2
Electric Products — Misc.	1.1
Chemicals — Diversified	1.1
Wireless Equipment	1.1
Insurance Brokers	1.1
Apparel Manufacturers	1.1
Transport — Rail	1.1
Pharmacy Services	1.0
Commercial Services	1.0
Retail — Computer Equipment	1.0
Insurance — Reinsurance	0.9
Gas — Distribution	0.9
Medical Labs & Testing Services	0.9
Beverages — Wine/Spirits	0.9
Retail — Building Products	0.8
Retail — Discount	0.8
Transport — Services	0.8
Semiconductor Equipment	0.7
Retail — Auto Parts	0.7
Insurance — Multi-line	0.6
Investment Management/Advisor Services	0.6
Food — Wholesale/Distribution	0.6
Savings & Loans/Thrifts	0.6
Medical — Wholesale Drug Distribution	0.6
Medical Instruments	0.5
Office Supplies & Forms	0.5

99.9%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 1.6%
Raytheon Co.	6,200	$319,486

Aerospace/Defense - Equipment — 1.2%
Goodrich Corp.	4,200	249,228

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	9,100	218,491

Applications Software — 1.6%
Microsoft Corp.	10,900	320,569

Banks - Super Regional — 8.5%
Capital One Financial Corp.	13,900	533,204
Fifth Third Bancorp	16,800	169,344
PNC Financial Services Group, Inc.	8,900	507,389
SunTrust Banks, Inc.	9,600	226,848
Wells Fargo & Co.	9,900	277,596

		1,714,381

Beverages - Wine/Spirits — 0.9%
Diageo PLC ADR	2,600	175,786

Casino Services — 1.2%
International Game Technology	12,500	236,125

Chemicals - Diversified — 1.1%
E.I. du Pont de Nemours & Co.	6,700	231,686

Commercial Services — 1.0%
Alliance Data Systems Corp.†	3,300	201,267

Computer Services — 1.3%
Computer Sciences Corp.†	4,600	254,426

Computers — 3.1%
Hewlett-Packard Co.	6,300	309,078
International Business Machines Corp.	2,500	315,875

		624,953

Cruise Lines — 1.9%
Carnival Corp.†	8,300	265,849
Royal Caribbean Cruises, Ltd.†	4,900	120,393

		386,242

Diversified Banking Institutions — 2.4%
Bank of America Corp.	12,251	194,178
JP Morgan Chase & Co.	7,000	297,430

		491,608

Diversified Manufacturing Operations — 6.8%
Eaton Corp.	3,700	236,430
General Electric Co.	9,400	150,588
Honeywell International, Inc.	8,200	315,454
Illinois Tool Works, Inc.	7,700	374,528
ITT Corp.	3,600	186,192
SPX Corp.	2,100	111,909

		1,375,101

Electric Products - Misc. — 1.1%
Emerson Electric Co.	5,600	231,896

Electric - Integrated — 5.8%
Dominion Resources, Inc.	6,000	218,280
Duke Energy Corp.	8,100	135,108
Entergy Corp.	2,800	220,220
MDU Resources Group, Inc.	7,850	177,410
Pinnacle West Capital Corp.	4,600	161,414
Xcel Energy, Inc.	12,900	262,128

		1,174,560

Security Description	Shares	Market Value (Note 2)

Electronic Components-Semiconductors — 2.1%
Intel Corp.	13,500	$259,200
Microchip Technology, Inc.	6,300	165,375

		424,575

Electronics - Military — 1.7%
L-3 Communications Holdings, Inc.	4,500	352,665

Finance - Consumer Loans — 1.8%
SLM Corp.†	33,900	371,883

Finance - Credit Card — 1.9%
American Express Co.	9,300	389,019

Food - Wholesale/Distribution — 0.6%
Sysco Corp.	4,500	121,680

Gas - Distribution — 0.9%
CenterPoint Energy, Inc.	14,100	187,107

Insurance Brokers — 1.1%
Willis Group Holdings, Ltd.	8,100	219,915

Insurance - Multi-line — 0.6%
The Allstate Corp.	4,000	113,640
XL Capital, Ltd., Class A	920	16,845

		130,485

Insurance - Property/Casualty — 1.7%
Chubb Corp.	3,100	155,434
Fidelity National Financial, Inc., Class A	12,900	179,181

		334,615

Insurance - Reinsurance — 0.9%
Axis Capital Holdings, Ltd.	6,800	190,332

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	3,200	121,984

Medical Instruments — 0.5%
Medtronic, Inc.	2,400	101,856

Medical Labs & Testing Services — 0.9%
Quest Diagnostics, Inc.	3,200	185,408

Medical Products — 1.7%
Baxter International, Inc.	2,500	136,375
CareFusion Corp.†	1,850	47,786
Johnson & Johnson	2,700	169,668

		353,829

Medical - Drugs — 3.9%
Bristol - Myers Squibb Co.	15,600	394,836
Pfizer, Inc.	21,931	398,486

		793,322

Medical - HMO — 4.7%
CIGNA Corp.	5,200	166,816
Coventry Health Care, Inc.†	9,900	223,245
UnitedHealth Group, Inc.	7,400	212,158
WellPoint, Inc.†	6,300	340,389

		942,608

Medical - Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	3,600	116,028

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	2,700	101,412

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.9%
Chesapeake Energy Corp.	4,700	$112,424
Occidental Petroleum Corp.	5,900	476,661

		589,085

Oil Companies - Integrated — 4.8%
BP PLC ADR	3,400	194,412
ConocoPhillips	6,200	320,974
Marathon Oil Corp.	7,500	244,650
Murphy Oil Corp.	3,600	203,004

		963,040

Pharmacy Services — 1.0%
Omnicare, Inc.	8,800	203,984

Pipelines — 2.2%
El Paso Corp.	13,100	125,236
Spectra Energy Corp.	16,250	315,413

		440,649

Real Estate Investment Trusts — 1.2%
Annaly Capital Management, Inc.	12,900	237,489

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	3,400	133,620

Retail - Building Products — 0.8%
Home Depot, Inc.	6,300	172,368

Retail - Computer Equipment — 1.0%
GameStop Corp., Class A†	7,900	192,839

Retail - Discount — 0.8%
Family Dollar Stores, Inc.	5,600	170,856

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	10,400	121,576

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	11,200	137,872

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Telephone - Integrated — 2.4%
AT&T, Inc.	9,450	$254,583
Verizon Communications, Inc.	7,100	223,366

		477,949

Tobacco — 5.8%
Altria Group, Inc.	8,900	167,409
Imperial Tobacco Group PLC ADR	6,300	366,345
Lorillard, Inc.	1,900	148,029
Philip Morris International, Inc.	7,100	341,439
Reynolds American, Inc.	3,100	154,876

		1,178,098

Tools - Hand Held — 2.7%
The Stanley Works	11,200	543,984

Transport - Rail — 1.1%
Burlington Northern Santa Fe Corp.	2,200	216,260

Transport - Services — 0.8%
Ryder System, Inc.	4,000	162,160

Wireless Equipment — 1.1%
Nokia OYJ ADR	16,600	220,116

Total Long-Term Investment Securities
(cost $20,933,372)		19,806,473

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $401,000)	$401,000	401,000

TOTAL INVESTMENTS
(cost $21,334,372)(1)	99.9%	20,207,473
Other assets less liabilities	0.1	20,968

NET ASSETS —	100.0%	$20,228,441

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks — Super Regional	$1,714,381	$–	$–	$1,714,381
Diversified Manufacturing Operations	1,375,101	–	–	1,375,101
Electric — Integrated	1,174,560	–	–	1,174,560
Tobacco	1,178,098	–	–	1,178,098
Other Industries*	14,364,333	–	–	14,364,333
Short-Term Investment Securities:
Time Deposit	–	401,000	–	401,000

Total	$19,806,473	$401,000	$–	$20,207,473

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	22.6%
Federal National Mtg. Assoc.	21.3
United States Treasury Notes	12.9
Collective Investment Pool	6.1
Repurchase Agreements	5.9
Diversified Financial Services	5.1
Banks — Commercial	3.3
Electric — Integrated	2.9
Diversified Banking Institutions	2.6
United States Treasury Bonds	2.5
Finance — Investment Banker/Broker	1.6
Telephone — Integrated	1.5
Banks — Super Regional	1.2
Insurance — Life/Health	0.9
Federal Home Loan Bank	0.9
Special Purpose Entities	0.8
Insurance — Multi-line	0.8
Transport — Rail	0.6
Non-Hazardous Waste Disposal	0.6
Oil Companies — Exploration & Production	0.6
Telecom Services	0.5
Beverages — Non-alcoholic	0.5
Finance — Other Services	0.5
Oil Companies — Integrated	0.4
Multimedia	0.4
Pipelines	0.4
Finance — Commercial	0.4
Networking Products	0.4
Finance — Mortgage Loan/Banker	0.3
Metal — Diversified	0.3
Mining	0.3
Cable/Satellite TV	0.3
Brewery	0.3
Cellular Telecom	0.3
Gas — Distribution	0.3
Sovereign	0.3
Electronic Measurement Instruments	0.3
Medical — Generic Drugs	0.2
Government National Mtg. Assoc.	0.2
Medical — Biomedical/Gene	0.2
Chemicals — Diversified	0.2
Paper & Related Products	0.2
Diversified Manufacturing Operations	0.2
Insurance Brokers	0.2
Electric — Generation	0.2
Transport — Equipment & Leasing	0.2
Banks — Fiduciary	0.2
Insurance — Property/Casualty	0.1
Metal — Aluminum	0.1
Diversified Minerals	0.1
Food — Retail	0.1
Containers — Metal/Glass	0.1
Airlines	0.1
Office Automation & Equipment	0.1
Vitamins & Nutrition Products	0.1
Aerospace/Defense	0.1
Medical Products	0.1
Broadcast Services/Program	0.1
Metal — Copper	0.1
Food — Misc.	0.1
Cosmetics & Toiletries	0.1
Consumer Products — Misc.	0.1
Real Estate Management/Services	0.1
Electronic Components — Semiconductors	0.1
Finance — Consumer Loans	0.1
Coatings/Paint	0.1
Television	0.1
Insurance — Mutual	0.1
Direct Marketing	0.1

Banks — Money Center	0.1
Medical — Drugs	0.1
Electronics — Military	0.1
Publishing — Newspapers	0.1
Medical — HMO	0.1

105.6%

Credit Quality+#

Government — Agency	47.9%
Government —Treasury	16.6
AAA	3.7
AA	3.3
A	10.5
BBB	15.5
BB	0.7
B	0.2
C	0.1
Not Rated@	1.5

100.00%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from te source.
+	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	$315,000	$231,357
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.34% due 08/25/36	1,506,235	1,264,254
Chase Funding Mtg. Loan Asset - Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	213,794	201,714
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(2)(3)	713,700	601,947
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	788,000	854,395
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	534,148	539,982
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2001-C1, Class A3 5.86% due 10/12/35(1)	345,000	357,223
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,000,000	740,606
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	450,000	498,823
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	581,488	487,039

Total Asset Backed Securities
(cost $6,117,452)		5,777,340

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(6)(7)(14)(15) (cost $33,000)	33,000	17,325

U.S. CORPORATE BONDS & NOTES — 21.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	145,000	146,061

Airlines — 0.1%
United Air Lines, Inc. Company Guar. Notes 9.75% due 01/15/17#	150,000	152,250

Banks - Commercial — 1.2%
BB&T Corp. Sub. Notes 0.57% due 05/23/17(12)	168,000	145,790
BB&T Corp. Senior Notes 3.38% due 09/25/13	120,000	122,176
KeyBank NA Sub. Notes 5.45% due 03/03/16	204,000	192,854
KeyBank NA Sub. Notes 7.41% due 10/15/27#	46,000	48,287
Union Bank of California NA Sub. Notes 5.95% due 05/11/16#	279,000	283,884

Security Description	Principal Amount	Market Value (Note 2)

Banks - Commercial (continued)
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	$559,000	$584,329
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	94,000	98,624

		1,475,944

Banks - Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(12)	260,000	180,276

Banks - Money Center — 0.1%
Chase Capital III Company Guar. Notes 0.91% due 03/01/27(12)	103,000	71,686

Banks - Super Regional — 1.2%
BAC Capital Trust XV Bank Guar. Notes 1.16% due 06/01/56(12)	155,000	96,171
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	408,000	399,851
National City Corp. Senior Notes 4.90% due 01/15/15#	62,000	65,086
National City Corp. Sub. Notes 6.88% due 05/15/19	135,000	147,681
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	120,000	123,946
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(8)(12)	130,000	85,333
USB Capital IX Company Guar. 6.19% due 04/15/11(8)(12)	367,000	286,260
Wachovia Corp. Sub. Notes 5.63% due 10/15/16#	120,000	125,861
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	109,000	114,404

		1,444,593

Beverages - Non - alcoholic — 0.2%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	238,000	280,119

Brewery — 0.3%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	310,000	325,332

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	24,000	26,522
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	69,000	73,472
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	135,566

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite T (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$111,000	$118,327

		353,887

Chemicals - Diversified — 0.2%
FMC Corp. Senior Notes 5.20% due 12/15/19	135,000	136,893
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	120,000	128,315

		265,208

Coatings/Paint — 0.1%
RPM International, Inc. Senior Note 6.50% due 02/15/18	120,000	124,220

Consumer Products - Misc. — 0.1%
Clorox Co. Senior Notes 3.55% due 11/01/15	135,000	138,582

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	130,000	141,617

Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	170,000	117,937

Diversified Banking Institutions — 2.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	112,000	109,123
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	135,000	132,043
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	44,000	46,657
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	287,000	278,926
Citigroup, Inc. Senior Notes 5.13% due 05/05/14#	120,000	121,357
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	44,000	45,476
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	145,000	152,282
Citigroup, Inc. Senior Notes 6.13% due 05/15/18#	239,000	238,658
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	270,000	280,016
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(12)	122,000	121,845
Morgan Stanley Senior Notes 4.20% due 11/20/14#	233,000	234,077

Security Description	Principal Amount	Market Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.63% due 09/23/19	$12,000	$12,154
Morgan Stanley Senior Notes 6.00% due 04/28/15#	571,000	620,410
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	129,000	136,936
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	224,687
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	86,000	93,737
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	106,000	109,099

		2,957,483

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	233,976
USAA Capital Corp. Notes 3.50% due 07/17/14*	96,000	97,294

		331,270

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	202,826
Textron, Inc. Senior Notes 6.20% due 03/15/15	48,000	49,982

		252,808

Electric - Generation — 0.2%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	232,000	223,348

Electric - Integrated — 2.1%
Ameren Corp. Senior Notes 8.88% due 05/15/14	156,000	176,487
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	189,000	189,676
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14#	174,000	201,488
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	305,000	323,239
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19#	337,000	384,964
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	181,000	202,337
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	146,000	151,712

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	$329,000	$377,721
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	290,000	294,055
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11#	55,000	59,383
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	145,000	158,525
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35#	75,000	80,214

		2,599,801

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	130,000	132,475

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15#	288,000	303,899

Electronics - Military — 0.1%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*#	96,000	98,597

Finance - Commercial — 0.4%
Caterpillar Financial Services Corp. Senior Notes 6.13% due 02/17/14	240,000	270,605
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	205,000	202,762

		473,367

Finance - Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.13% due 08/27/12#	136,000	125,480

Finance - Investment Banker/Broker — 1.4%
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	72,000	79,211
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	150,000	151,500
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 0.00% due 05/31/12†(7)(8)(9)(12)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(7)(9)	89,000	17,355
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(9)	87,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(9)	112,000	11

Security Description	Principal Amount	Market Value (Note 2)

Finance - Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	$102,000	$101,236
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	190,000	192,192
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	420,000	422,346
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19#	150,000	152,518
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15#	146,000	159,776
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	388,000	427,812

		1,703,974

Finance - Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	255,000	258,424
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11#	145,000	148,124

		406,548

Food - Misc. — 0.1%
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39#*	124,000	143,401

Food - Retail — 0.1%
Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	145,000	160,308

Gas - Distribution — 0.3%
Sempra Energy Senior Notes 6.00% due 10/15/39	184,000	182,720
Sempra Energy Senior Notes 6.50% due 06/01/16	120,000	133,807

		316,527

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(6)	630,000	0

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	234,664

Insurance - Life/Health — 0.9%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	120,000	112,338
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	138,430
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	240,000	246,237

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Prudential Financial, Inc. Notes 4.75% due 09/17/15	$216,000	$219,895
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	130,000	140,065
Torchmark Corp. Senior Notes 9.25% due 06/15/19	120,000	138,501
Unum Group Senior Notes 7.13% due 09/30/16#	135,000	141,993

		1,137,459

Insurance - Multi - line — 0.5%
MetLife, Inc. Senior Notes 6.75% due 06/01/16#	125,000	143,591
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	283,898
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	183,000	191,982

		619,471

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	145,000	118,202

Insurance - Property/Casualty — 0.1%
Markel Corp. Senior Notes 7.13% due 09/30/19#	120,000	125,700
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	55,000	46,737

		172,437

Medical Products — 0.1%
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	140,000	145,972

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.85% due 06/01/17#	250,000	278,653

Medical - Drugs — 0.1%
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	96,000	102,535

Medical - Generic Drugs — 0.2%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	277,000	294,136

Medical - HMO — 0.1%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11#	63,000	65,398

Security Description	Principal Amount	Market Value (Note 2)

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	$166,000	$167,073

Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	133,000	143,474

Mining — 0.3%
Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18	135,000	154,595
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	203,000	200,981

		355,576

Multimedia — 0.4%
News America, Inc. Company Guar. Notes 6.15% due 03/01/37#	147,000	147,225
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	155,000	168,892
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	153,000	183,579

		499,696

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/20	135,000	137,317
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	290,000	288,325

		425,642

Non - Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	315,000	329,962
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14#	100,000	103,860
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	145,000	149,553
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	87,000	96,342

		679,717

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	145,000	149,120

Oil Companies - Exploration & Production — 0.3%
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	295,000	320,758

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.2%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	$143,000	$166,003
Hess Corp. Senior Notes 7.13% due 03/15/33#	105,000	119,272

		285,275

Paper & Related Products — 0.2%
International Paper Co. Senior Notes 7.30% due 11/15/39	255,000	254,340

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12#	125,000	132,381
Plains All American Pipeline, LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	199,000	207,647
Plains All American Pipeline, LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20#	137,000	142,321

		482,349

Publishing - Newspapers — 0.1%
Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	75,845

Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	135,000	135,921

Special Purpose Entities — 0.5%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	316,000	313,999
ING USA Global Funding Trust Notes 4.50% due 10/01/10	160,000	163,741
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17#	96,000	100,636

		578,376

Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	255,625
Qwest Corp. Senior Notes 8.88% due 03/15/12	300,000	318,375

		574,000

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 5.63% due 06/15/16	125,000	137,321
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39#	338,000	335,968
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	304,000	344,446

Security Description	Principal Amount	Market Value (Note 2)

Telephone - Integrated (continued)
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	$100,000	$105,278

		923,013

Television — 0.1%
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	116,000	121,265

Transport - Equipment & Leasing — 0.2%
GATX Corp. Notes 4.75% due 10/01/12	199,000	204,245

Transport - Rail — 0.6%
CSX Corp. Senior Notes 6.15% due 05/01/37	145,000	151,711
CSX Corp. Senior Notes 7.90% due 05/01/17	206,000	246,245
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	114,444
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	175,000	190,932

		703,332

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co. Company Guar. Notes 5.90% due 11/01/39*	145,000	148,501

Total U.S. Corporate Bonds & Notes
(cost $25,025,096)		25,843,443

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Banks - Commercial — 2.1%
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	392,000	393,216
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	120,000	124,465
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(8)(12)	230,000	174,800
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.61% due 12/30/09(8)(12)	196,000	119,560
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	132,000	135,697
Nordea Bank AB Senior Notes 2.50% due 11/13/12	215,000	216,932
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	280,000	296,680
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	300,000	324,686

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	$150,000	$160,454
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(8)(12)	580,000	342,200
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	130,000	134,525
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	135,000	137,064

		2,560,279

Banks - Money Center — 0.0%
Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(8)(12)	70,000	35,700

Beverages - Non - alcoholic — 0.3%
Coca - Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	300,000	304,634

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	145,000	145,175

Cellular Telecom — 0.3%
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	72,000	78,296
Vodafone Group PLC Senior Notes 5.45% due 06/10/19#	231,000	245,429

		323,725

Containers - Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*	142,000	153,307

Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(8)(12)	240,000	189,600
Natixis Sub. Notes 0.53% due 01/15/19(12)	100,000	81,420

		271,020

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39#	156,000	161,248

Electric - Integrated — 0.8%
Electricite de France Notes 6.50% due 01/26/19*	197,000	227,046
Electricite de France Notes 6.95% due 01/26/39*	68,000	82,575
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	324,000	349,991

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	$145,000	$148,662
TransAlta Corp. Senior Notes 4.75% due 01/15/15	216,000	220,055

		1,028,329

Finance - Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14#*	228,000	248,662

Finance - Other Services — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15#	370,000	389,904
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	154,000	158,537

		548,441

Insurance - Multi - line — 0.3%
Aegon NV Sub. Notes 3.57% due 07/15/14(8)(12)	154,000	73,458
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14#	156,000	156,786
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24#	101,000	93,442

		323,686

Metal - Diversified — 0.3%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12#	189,000	204,407
Noranda, Inc. Notes 6.00% due 10/15/15	150,000	160,474

		364,881

Oil Companies - Exploration & Production — 0.3%
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	54,213
Nexen, Inc. Senior Notes 5.88% due 03/10/35	310,000	291,924

		346,137

Oil Companies - Integrated — 0.2%
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	240,000	244,743

Special Purpose Entity — 0.3%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(8)(12)	453,000	375,070

Telephone - Integrated — 0.7%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14#	328,000	346,306

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	$329,000	$346,222
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19#	114,000	125,195

		817,723

Total Foreign Corporate Bonds & Notes
(cost $8,111,560)		8,252,760

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	150,000	144,750
Republic of Croatia Notes 6.75% due 11/05/19#	150,000	161,790

Total Foreign Government Agencies
(cost $293,507)		306,540

U.S. GOVERNMENT AGENCIES — 45.0%
Federal Home Loan Bank — 0.9%
3.63% due 08/15/11	750,000	787,796
5.50% due 07/15/36#	250,000	266,982

		1,054,778

Federal Home Loan Mtg. Corp. — 22.6%
4.50% due 01/01/39	565,329	580,457
5.00% due 10/01/33	19,241	20,253
5.00% due 06/01/34	407,236	428,401
5.00% due 07/01/35	335,295	352,302
5.00% due 10/01/35	1,797,232	1,888,392
5.00% due 05/01/36	2,369,406	2,487,738
5.00% due 11/01/36	172,740	181,367
5.00% due 03/01/38	655,279	688,005
5.00% due 06/01/39	1,723,680	1,809,494
5.25% due 07/18/11	4,000,000	4,303,940
5.50% due 11/01/18	321,259	347,013
5.50% due 10/01/33	22,467	24,035
5.50% due 02/01/35	898,288	959,448
5.50% due 07/01/36	1,461,336	1,558,777
5.50% due 07/01/37	287,850	306,819
5.50% due 09/01/37	75,602	80,584
5.50% due 10/01/37	85,162	90,774
5.50% due 01/01/38	977,194	1,042,353
5.50% due 07/01/38	347,843	370,765
5.79% due 01/01/37(12)	837,263	891,183
5.94% due 10/01/36(12)	1,386,194	1,470,922
6.00% due 10/01/33	538,779	582,628
6.00% due 07/01/36	852,511	917,098
6.00% due 11/01/37	481,277	517,438
6.50% due 02/01/33	89,197	97,179
6.50% due 02/01/35	42,294	45,921
6.50% due 01/01/36	149,273	161,372
6.50% due 03/01/36	273,429	295,592
6.75% due 09/15/29#	500,000	631,783
6.75% due 03/15/31	250,000	318,743
7.00% due 11/01/16	36,717	39,731
7.00% due 07/01/32	24,188	26,855
7.50% due 04/01/31	91,164	103,908
8.00% due 01/01/29	11,856	13,674
8.00% due 12/01/29	7,121	8,195
8.00% due 12/01/30	33,723	38,812
8.00% due 01/01/31	264	304

Security Description	Principal Amount	Market Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	$1,145,000	$1,214,060
Series 3317, Class PD 5.00% due 09/15/31	1,475,000	1,565,921
Series 3349, Class HB 5.50% due 06/15/31	887,000	949,244

		27,411,480

Federal National Mtg. Assoc. — 21.3%
4.38% due 07/17/13#	2,000,000	2,181,968
4.50% due 11/01/22	1,793,032	1,894,264
4.50% due 01/01/39	544,569	559,822
5.00% due 03/15/16	1,140,000	1,283,265
5.00% due 05/11/17	500,000	562,048
5.00% due 10/01/33	48,355	50,891
5.00% due 03/01/34	492,686	518,523
5.00% due 10/01/35	1,099,956	1,155,921
5.00% due 01/01/37	345,061	362,437
5.00% due 05/01/39	2,918,514	3,065,472
5.00% due 07/01/39	5,617,158	5,899,442
5.50% due 11/01/22	258,265	276,911
5.50% due 04/01/33	722,731	772,729
5.50% due 12/01/33	556,866	594,868
5.50% due 05/01/34	377,427	403,184
5.50% due 10/01/34	397,340	424,269
5.50% due 12/01/35	737,831	787,375
5.50% due 02/01/36(12)	302,205	317,592
6.00% due 03/01/16	2,202	2,390
6.00% due 12/01/16	42,955	46,640
6.00% due 11/01/17	119,727	129,961
6.00% due 12/01/20	344,851	374,437
6.00% due 12/01/33	429,544	464,436
6.00% due 10/01/36	155,697	167,420
6.50% due 03/01/17	70,825	77,272
6.50% due 08/01/31	39,848	43,465
6.50% due 07/01/32	274,124	298,832
6.50% due 07/01/36	261,098	282,674
6.50% due 10/01/37	971,237	1,050,435
7.00% due 09/01/31	178,806	199,363
7.50% due 08/01/15	644	705
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	1,437,000	1,524,852

		25,773,863

Government National Mtg. Assoc. — 0.2%
6.00% due 03/15/29	39,764	43,039
6.00% due 04/15/29	15,908	17,219
6.50% due 07/15/32	75,515	82,086
6.50% due 09/15/32	132,358	143,875

		286,219

Total U.S. Government Agencies
(cost $52,212,533)		54,526,340

U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 2.5%
3.50% due 02/15/39#	238,000	209,775
4.25% due 05/15/39#	267,000	269,044
4.38% due 02/15/38#	983,000	1,010,954
4.50% due 05/15/38#	120,000	126,000
4.75% due 02/15/37#	587,000	640,472
5.00% due 05/15/37#	159,000	180,316
5.25% due 11/15/28#	369,000	427,694
8.13% due 08/15/19#	92,000	129,382

		2,993,637

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 12.9%
1.50% due 10/31/10#	$2,000,000	$2,022,578
1.50% due 12/31/13#	475,000	472,922
2.00% due 11/30/13#	870,000	885,225
2.38% due 09/30/14#	76,000	77,568
2.63% due 06/30/14#	445,000	460,818
2.75% due 02/15/19#	360,000	348,075
3.00% due 08/31/16#	74,000	75,867
3.13% due 05/15/19#	11,000	10,946
3.38% due 07/31/13#	393,000	421,247
3.63% due 08/15/19#	52,000	53,804
3.75% due 11/15/18#	1,355,000	1,421,056
3.88% due 09/15/10	1,000,000	1,028,750
3.88% due 05/15/18#	1,459,000	1,552,011
4.00% due 08/15/18#	1,403,000	1,501,648
4.25% due 08/15/15#	813,000	899,381
4.50% due 05/15/10#	685,000	698,567
4.50% due 02/28/11#	2,250,000	2,366,894
0.88% due 04/15/10# TIPS(13)	730,727	732,897
2.00% due 01/15/14# TIPS(13)	542,323	580,159

		15,610,413

Total U.S. Government Treasuries
(cost $18,590,267)		18,604,050

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.†# (cost $0)	217	3,090

Total Long - Term Investment Securities
(cost $110,383,415)		113,330,888

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Collective Investment Pool — 6.1%
Securities Lending Quality Trust(10)(16)
(cost $7,474,725)	7,474,725	7,432,499

REPURCHASE AGREEMENT — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $7,091,006 and collateralized by $7,310,000 of United States Treasury Bills, bearing interest at 0.40%, due 01/14/10 and having an approximate value of $7,306,345 (cost $7,091,000)	$7,091,000	7,091,000

TOTAL INVESTMENTS
(cost $124,949,140)(11)	105.6%	127,854,387
Liabilities in excess of other assets	(5.6)	(6,755,737)

NET ASSETS —	100.0%	$121,098,650

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $5,627,758 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of November 30, 2009, maturity date reflects the stated maturity date.
(4)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $17,325 representing 0% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/27/09	1,000	1,000

		$33,000	$33,000	$17,325	$52.50	0.01%

(6)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Bond in default
(10)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(11)	See Note 5 for cost of investments on a tax basis.
(12)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(13)	Principal amount of security is adjusted for inflation
(14)	Income may be received in cash or additional bonds at the discretion of the issuer.
(15)	Bond is in default and did not pay principal at maturity.
(16)	At November 30, 2009, the Fund had loaned securities with a total value of $7,338,577. This was secured by collateral of $7,474,725, which was received in cash and subsequently invested in short-term investments currently valued at $7,432,499 as reported in the portfolio of investments. The remaining collateral of $7,492 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Notes	3.75%	11/15/18

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$–	$5,777,340	$–	$5,777,340
Convertible Bonds & Notes	–	–	17,325	17,325
U.S. Corporate Bonds & Notes	–	25,843,443	0	25,843,443
Foreign Corporate Bonds & Notes	–	8,252,760	–	8,252,760
Foreign Government Agencies	–	306,540	–	306,540
U.S. Government Agencies	–	54,526,340	–	54,526,340
U.S. Government Treasuries	18,604,050	–	–	18,604,050
Common Stock	3,090	–	–	3,090
Short-Term Investment Securities:
Collective Investment Pool	–	7,432,499	–	7,432,499
Repurchase Agreement	–	7,091,000	–	7,091,000

Total	$18,607,140	$109,229,922	$17,325	$127,854,387

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$6,600	$820,000
Accrued discounts/premiums		–
Realized gain (loss)		26
Change in unrealized appreciation (depreciation)	10,725	179,974
Net purchases (sales)		(1,000,000)
Transfers in and/or out of Level 3		–

Balance as of 11/30/2009	$17,325	$0

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.9%
Oil Companies — Integrated	8.0
Telephone — Integrated	4.7
Diversified Banking Institutions	4.2
Computers	3.9
Medical — HMO	3.6
Aerospace/Defense	3.4
Medical — Drugs	3.3
Diversified Manufacturing Operations	3.2
Insurance — Property/Casualty	3.0
Electronic Components — Semiconductors	2.9
Applications Software	2.8
Food — Misc.	2.7
Coal	2.7
Enterprise Software/Service	2.6
Oil Companies — Exploration & Production	2.4
Medical Products	2.4
Retail — Apparel/Shoe	2.4
Multimedia	2.0
Oil & Gas Drilling	1.9
Computers — Memory Devices	1.6
Consumer Products — Misc.	1.5
Tobacco	1.2
Transport — Marine	1.2
Oil — Field Services	1.2
Cosmetics & Toiletries	1.2
Chemicals — Diversified	1.1
Medical — Biomedical/Gene	1.0
Medical — Hospitals	1.0
Retail — Restaurants	1.0
Data Processing/Management	0.9
Aerospace/Defense — Equipment	0.9
Pharmacy Services	0.9
Electric — Integrated	0.8
Paper & Related Products	0.8
Oil Field Machinery & Equipment	0.8
Insurance — Multi-line	0.8
Retail — Major Department Stores	0.8
Computer Services	0.8
Office Automation & Equipment	0.8
Food — Retail	0.8
Agricultural Operations	0.8
Semiconductor Components — Integrated Circuits	0.8
Retail — Discount	0.7
Finance — Credit Card	0.7
Commercial Services — Finance	0.7
Auto — Heavy Duty Trucks	0.7
Machinery — Construction & Mining	0.7
Internet Security	0.7
Insurance — Reinsurance	0.7
Cellular Telecom	0.7
Electronic Design Automation	0.7
Gas — Distribution	0.6
Pipelines	0.6
Electronic Components — Misc.	0.5
Banks — Super Regional	0.5
Machinery — Pumps	0.5
Building — Residential/Commercial	0.5
Oil Refining & Marketing	0.5
Cable/Satellite TV	0.4
Banks — Fiduciary	0.4
Distribution/Wholesale	0.4
Containers — Metal/Glass	0.4
Steel — Producers	0.4
Retail — Regional Department Stores	0.3
Independent Power Producers	0.3
Hospital Beds/Equipment	0.3
Metal — Aluminum	0.3
Web Portals/ISP	0.3

Insurance — Life/Health	0.2
Engineering/R&D Services	0.2
Repurchase Agreements	0.2
Medical Information Systems	0.2
Machinery — Farming	0.2
Networking Products	0.2
Television	0.2
Beverages — Non-alcoholic	0.1
Medical — Generic Drugs	0.1
Medical Labs & Testing Services	0.1

110.9%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.8%
Aerospace/Defense — 3.4%
Lockheed Martin Corp.	25,000	$1,930,750
Northrop Grumman Corp.	47,100	2,581,080
Raytheon Co.	61,000	3,143,330

		7,655,160

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	31,000	2,084,440

Agricultural Operations — 0.8%
Archer - Daniels - Midland Co.	56,000	1,725,360

Applications Software — 2.8%
Microsoft Corp.	164,000	4,823,240
Red Hat, Inc.†#	57,000	1,521,900

		6,345,140

Auto - Heavy Duty Trucks — 0.7%
Oshkosh Corp.	41,000	1,628,930

Banks - Fiduciary — 0.4%
The Bank of New York Mellon Corp.	34,651	923,103

Banks - Super Regional — 0.5%
US Bancorp	17,900	431,927
Wells Fargo & Co.	29,300	821,572

		1,253,499

Beverages - Non - alcoholic — 0.1%
The Coca - Cola Co.	6,000	343,200

Building - Residential/Commercial — 0.5%
MDC Holdings, Inc.#	37,000	1,098,530

Cable/Satellite TV — 0.4%
Comcast Corp., Special Class A	46,100	636,641
Time Warner Cable, Inc.	8,872	371,648

		1,008,289

Cellular Telecom — 0.7%
NII Holdings, Inc.†	53,000	1,579,400

Chemicals - Diversified — 1.1%
Celanese Corp., Class A	37,000	1,101,120
E.I. du Pont de Nemours & Co.	39,400	1,362,452

		2,463,572

Coal — 2.7%
Alpha Natural Resources, Inc.†	40,000	1,480,000
Peabody Energy Corp.	68,000	3,023,280
Walter Energy, Inc.	23,000	1,577,800

		6,081,080

Commercial Services - Finance — 0.7%
The Western Union Co.	89,000	1,642,050

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	40,000	1,757,200

Computers — 3.9%
Apple, Inc.†	5,000	999,550
Hewlett - Packard Co.	48,300	2,369,598
International Business Machines Corp.	43,100	5,445,685

		8,814,833

Computers - Memory Devices — 1.6%
EMC Corp.†	116,000	1,952,280
Western Digital Corp.†#	43,000	1,584,120

		3,536,400

Security Description	Shares	Market Value (Note 2)

Consumer Products - Misc. — 1.5%
Clorox Co.	6,100	$367,647
Kimberly - Clark Corp.	31,200	2,058,264
The Scotts Miracle - Gro Co., Class A	27,000	1,078,110

		3,504,021

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.†	36,000	906,120

Cosmetics & Toiletries — 1.2%
The Estee Lauder Cos., Inc., Class A	34,000	1,592,220
The Procter & Gamble Co.	17,000	1,059,950

		2,652,170

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	26,000	587,600
Fiserv, Inc.†	33,000	1,525,920

		2,113,520

Distribution/Wholesale — 0.4%
WESCO International, Inc.†#	35,000	913,500

Diversified Banking Institutions — 4.2%
Bank of America Corp.	128,700	2,039,895
JPMorgan Chase & Co.	85,500	3,632,895
Morgan Stanley	38,700	1,222,146
The Goldman Sachs Group, Inc.	16,000	2,714,560

		9,609,496

Diversified Manufacturing Operations — 3.2%
General Electric Co.	215,100	3,445,902
Honeywell International, Inc.	26,200	1,007,914
ITT Corp.	32,000	1,655,040
Tyco International, Ltd.	30,250	1,085,067

		7,193,923

Electric - Integrated — 0.8%
Dominion Resources, Inc.	26,000	945,880
The Southern Co.	29,800	956,282

		1,902,162

Electronic Components - Misc. — 0.5%
Garmin, Ltd.#	42,000	1,254,960

Electronic Components - Semiconductors — 2.9%
Intel Corp.	50,300	965,760
LSI Corp.†#	464,400	2,456,676
Micron Technology, Inc.†#	150,500	1,131,760
Texas Instruments, Inc.	79,000	1,997,910

		6,552,106

Electronic Design Automation — 0.7%
Synopsys, Inc.†#	68,000	1,527,960

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	2,000	52,560

Engineering/R&D Services — 0.2%
Fluor Corp.	8,300	352,584
URS Corp.†	4,000	166,200

		518,784

Enterprise Software/Service — 2.6%
BMC Software, Inc.†	42,000	1,626,660
CA, Inc.	73,000	1,613,300
Oracle Corp.	123,000	2,715,840

		5,955,800

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card — 0.7%
Discover Financial Services	107,000	$1,654,220

Food - Misc. — 2.7%
General Mills, Inc.	28,800	1,958,400
Kraft Foods, Inc., Class A	75,916	2,017,847
Unilever NV	71,300	2,196,753

		6,173,000

Food - Retail — 0.8%
Safeway, Inc.	47,000	1,057,500
The Kroger Co.	30,400	691,296

		1,748,796

Gas - Distribution — 0.6%
NiSource, Inc.	103,000	1,467,750

Hospital Beds/Equipment — 0.3%
Kinetic Concepts, Inc.†#	19,000	640,490

Independent Power Producers — 0.3%
NRG Energy, Inc.†	28,000	670,320

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	10,800	538,380

Insurance - Multi - line — 0.8%
ACE, Ltd.†	16,500	803,715
MetLife, Inc.	28,500	974,415

		1,778,130

Insurance - Property/Casualty — 3.0%
Chubb Corp.	35,000	1,754,900
The Travelers Cos., Inc.	98,600	5,165,654

		6,920,554

Insurance - Reinsurance — 0.7%
Reinsurance Group of America, Inc.	34,000	1,581,000

Internet Security — 0.7%
VeriSign, Inc.†	71,000	1,593,240

Machinery - Construction & Mining — 0.7%
Joy Global, Inc.#	30,000	1,606,200

Machinery - Farming — 0.2%
Deere & Co.	8,500	454,835

Machinery - Pumps — 0.5%
Flowserve Corp.	12,000	1,193,520

Medical Information Systems — 0.2%
IMS Health, Inc.	22,000	469,920

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,000	218,880

Medical Products — 2.4%
Baxter International, Inc.	6,400	349,120
Covidien PLC	23,350	1,093,247
Johnson & Johnson	64,000	4,021,760

		5,464,127

Medical - Biomedical/Gene — 1.0%
Amgen, Inc.†	42,000	2,366,700

Medical - Drugs — 3.3%
Bristol-Myers Squibb Co.	128,300	3,247,273
Eli Lilly & Co.	21,400	786,022
Merck & Co., Inc.	37,254	1,348,967
Pfizer, Inc.	119,742	2,175,712

		7,557,974

Security Description	Shares	Market Value (Note 2)

Medical - Generic Drugs — 0.1%
Mylan, Inc.†#	19,000	$339,530

Medical - HMO — 3.6%
Aetna, Inc.	58,000	1,688,380
Health Net, Inc.†#	73,000	1,549,060
UnitedHealth Group, Inc.	104,400	2,993,148
WellPoint, Inc.†	37,000	1,999,110

		8,229,698

Medical - Hospitals — 1.0%
Health Management Associates, Inc., Class A†	180,000	1,103,400
Tenet Healthcare Corp.†	271,000	1,233,050

		2,336,450

Metal - Aluminum — 0.3%
Alcoa, Inc.	47,000	588,440

Multimedia — 2.0%
The Walt Disney Co.	41,600	1,257,152
Time Warner, Inc.	47,266	1,452,012
Viacom, Inc., Class B†	62,400	1,849,536

		4,558,700

Networking Products — 0.2%
Cisco Systems, Inc.†	19,000	444,600

Office Automation & Equipment — 0.8%
Xerox Corp.#	227,800	1,754,060

Oil & Gas Drilling — 1.9%
Diamond Offshore Drilling, Inc.#	17,000	1,692,180
ENSCO International, Inc.	32,000	1,408,000
Noble Corp.	28,200	1,164,942

		4,265,122

Oil Companies - Exploration & Production — 2.4%
Anadarko Petroleum Corp.	20,100	1,196,553
Occidental Petroleum Corp.	30,000	2,423,700
XTO Energy, Inc.	44,000	1,867,360

		5,487,613

Oil Companies - Integrated — 8.0%
Chevron Corp.	69,500	5,423,780
ConocoPhillips	50,000	2,588,500
Exxon Mobil Corp.	89,000	6,681,230
Marathon Oil Corp.	58,000	1,891,960
Murphy Oil Corp.	27,000	1,522,530

		18,108,000

Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	42,000	1,806,840

Oil Refining & Marketing — 0.5%
Tesoro Corp.#	85,000	1,086,300

Oil - Field Services — 1.2%
Halliburton Co.	85,800	2,519,088
Weatherford International, Ltd.†	8,100	135,270

		2,654,358

Paper & Related Products — 0.8%
International Paper Co.	71,000	1,806,950

Pharmacy Services — 0.9%
Medco Health Solutions, Inc.†	32,000	2,021,120

Pipelines — 0.6%
The Williams Cos., Inc.	69,000	1,372,410

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe — 2.4%
Limited Brands, Inc.	33,100	$549,129
Nordstrom, Inc.#	47,000	1,572,150
Ross Stores, Inc.	35,000	1,539,300
The Gap, Inc.	80,800	1,730,736

		5,391,315

Retail - Discount — 0.7%
Dollar Tree, Inc.†#	30,000	1,469,100
Wal-Mart Stores, Inc.	4,000	218,200

		1,687,300

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	46,000	1,765,480

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.†	14,000	743,960

Retail - Restaurants — 1.0%
Brinker International, Inc.#	71,000	979,800
Darden Restaurants, Inc.#	42,000	1,320,060

		2,299,860

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	28,800	863,712
Maxim Integrated Products, Inc.	48,100	846,560

		1,710,272

Steel - Producers — 0.4%
Nucor Corp.	7,700	326,557
United States Steel Corp.#	11,000	491,260

		817,817

Telecom Services — 0.0%
Fairpoint Communications, Inc.#	967	53

Telephone - Integrated — 4.7%
AT&T, Inc.	182,100	4,905,774
Qwest Communications International, Inc.	492,500	1,797,625
Verizon Communications, Inc.	126,400	3,976,544

		10,679,943

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Television — 0.2%
CBS Corp., Class B	31,300	$400,953

Tobacco — 1.2%
Philip Morris International, Inc.	59,000	2,837,310

Transport - Marine — 1.2%
Alexander & Baldwin, Inc.	44,000	1,344,200
Tidewater, Inc.#	30,000	1,348,500

		2,692,700

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,000	583,000

Total Long - Term Investment Securities
(cost $214,939,577)		227,165,458

SHORT - TERM INVESTMENT SECURITIES — 10.9%
Collective Investment Pool — 10.9%
Securities Lending Quality Trust(1) (cost $24,847,264)	24,847,264	24,706,899

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $491,000 and collateralized by 510,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $509,745 (cost $491,000)	$491,000	491,000

TOTAL INVESTMENTS
(cost $240,277,841)(2)	110.9%	252,363,357
Liabilities in excess of other assets	(10.9)	(24,841,225)

NET ASSETS —	100.0%	$227,522,132

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Oil Companies — Integrated	$18,108,000	$–	$–	$18,108,000
Other Industries*	209,057,458	–	–	209,057,458
Short-Term Investment Securities:
Collective Investment Pool	–	24,706,899	–	24,706,899
Repurchase Agreement	–	491,000	–	491,000

Total	$227,165,458	$25,197,899	$–	$252,363,357

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Core Value Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	11.8%
Diversified Banking Institutions	7.0
Medical — Drugs	6.2
Telephone — Integrated	5.3
Diversified Manufacturing Operations	5.0
Computers	4.0
Electric — Integrated	3.3
Medical Products	3.1
Banks — Super Regional	2.9
Oil Companies — Exploration & Production	2.4
Electronic Components — Semiconductors	2.1
Aerospace/Defense	2.0
Multimedia	1.7
Applications Software	1.7
Time Deposits	1.6
Insurance — Multi-line	1.6
Chemicals — Diversified	1.5
Medical — HMO	1.3
Retail — Discount	1.3
Medical — Biomedical/Gene	1.2
Tobacco	1.2
Cosmetics & Toiletries	1.1
Insurance — Property/Casualty	1.1
Retail — Apparel/Shoe	1.0
Retail — Restaurants	0.9
Cable/Satellite TV	0.9
Beverages — Non-alcoholic	0.9
Insurance — Life/Health	0.9
Consumer Products — Misc.	0.8
Enterprise Software/Service	0.8
Food — Misc.	0.8
Computer Services	0.8
Networking Products	0.8
Transport — Rail	0.8
Food — Retail	0.7
Banks — Fiduciary	0.7
Computers — Memory Devices	0.6
Real Estate Investment Trusts	0.6
Web Portals/ISP	0.6
Banks — Commercial	0.6
Engineering/R&D Services	0.6
Investment Management/Advisor Services	0.6
Retail — Building Products	0.6
Apparel Manufacturers	0.5
Oil Field Machinery & Equipment	0.5
Retail — Drug Store	0.5
Printing — Commercial	0.5
Oil — Field Services	0.5
Retail — Consumer Electronics	0.4
Steel — Producers	0.4
Office Automation & Equipment	0.4
Chemicals — Specialty	0.3
Oil Refining & Marketing	0.3
Commercial Services — Finance	0.3
Insurance — Reinsurance	0.3
Television	0.3
Food — Wholesale/Distribution	0.3
Electric Products — Misc.	0.3
Medical Instruments	0.3
Home Decoration Products	0.3
Electronic Components — Misc.	0.3
Building — Residential/Commercial	0.3
Paper & Related Products	0.3
Repurchase Agreements	0.3
Data Processing/Management	0.3
Retail — Regional Department Stores	0.3
Hotels/Motels	0.3
Transport — Services	0.3
Internet Security	0.2

Non — Hazardous Waste Disposal	0.2
Retail — Office Supplies	0.2
Office Supplies & Forms	0.2
Finance — Other Services	0.2
Oil & Gas Drilling	0.2
Finance — Investment Banker/Broker	0.2
Independent Power Producers	0.2
Metal Processors & Fabrication	0.2
Agricultural Chemicals	0.2
Semiconductor Equipment	0.2
Finance — Credit Card	0.2
Disposable Medical Products	0.2
Toys	0.2
Audio/Video Products	0.1
Rental Auto/Equipment	0.1
Electronic Parts Distribution	0.1
Medical Labs & Testing Services	0.1
Entertainment Software	0.1
Electronic Design Automation	0.1
Hospital Beds/Equipment	0.1
Auto/Truck Parts & Equipment — Original	0.1
Publishing — Newspapers	0.1
Computer Aided Design	0.1
Retail — Bookstores	0.1
Auto — Cars/Light Trucks	0.1
Identification Systems	0.1
Agricultural Operations	0.1
Distribution/Wholesale	0.1
E-Commerce/Services	0.1
Semiconductor Components — Integrated Circuits	0.1
Sector Fund — Financial Services	0.1
Retail — Petroleum Products	0.1
Auto — Heavy Duty Trucks	0.1
Coatings/Paint	0.1
Commercial Services	0.1
Pipelines	0.1
Retail — Automobile	0.1
Wireless Equipment	0.1

99.5%

*	Calculated as a percentage of net assets

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.5%
Aerospace/Defense — 2.0%
General Dynamics Corp.	4,293	$282,909
Lockheed Martin Corp.	8,549	660,239
Northrop Grumman Corp.	23,765	1,302,322
Raytheon Co.	2,789	143,717

		2,389,187

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,379	117,712
Terra Industries, Inc.	2,123	81,905

		199,617

Agricultural Operations — 0.1%
Archer - Daniels - Midland Co.	2,962	91,259
Bunge, Ltd.	276	17,085

		108,344

Alternative Waste Technology — 0.0%
Darling International, Inc.†	1,978	14,083

Apparel Manufacturers — 0.5%
Columbia Sportswear Co.	759	29,161
Jones Apparel Group, Inc.	8,951	151,719
Polo Ralph Lauren Corp.	2,276	174,911
VF Corp.	4,200	305,424

		661,215

Applications Software — 1.7%
Microsoft Corp.	71,759	2,110,432

Audio/Video Products — 0.1%
Harman International Industries, Inc.	4,783	179,889

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	13,386	119,002

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp.†	2,231	73,645

Auto/Truck Parts & Equipment - Original — 0.1%
WABCO Holdings, Inc.	5,140	121,458

Banks - Commercial — 0.6%
Canadian Imperial Bank of Commerce	2,957	193,654
CapitalSource, Inc.	7,861	28,850
Cullen/Frost Bankers, Inc.	401	19,256
First Horizon National Corp.†	2,523	34,187
Marshall & Ilsley Corp.	1,588	9,131
Regions Financial Corp.	7,889	46,229
Royal Bank of Canada	3,528	191,182
Toronto-Dominion Bank	3,266	205,889
Zions Bancorporation	901	11,848

		740,226

Banks - Fiduciary — 0.7%
State Street Corp.	583	24,078
The Bank of New York Mellon Corp.	30,246	805,753

		829,831

Banks - Super Regional — 2.9%
Capital One Financial Corp.	1,873	71,848
Fifth Third Bancorp	5,071	51,116
Huntington Bancshares, Inc.	4,913	18,768
KeyCorp	756	4,430
PNC Financial Services Group, Inc.	8,805	501,973
SunTrust Banks, Inc.	1,191	28,144
US Bancorp	52,110	1,257,414
Wells Fargo & Co.	57,456	1,611,066

		3,544,759

Security Description	Shares	Market Value (Note 2)

Beverages - Non - alcoholic — 0.9%
Coca - Cola Enterprises, Inc.	4,935	$96,973
The Coca - Cola Co.	17,454	998,369

		1,095,342

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	1,880	32,167

Building - Residential/Commercial — 0.3%
NVR, Inc.†	483	325,131

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	57,858	848,777
Time Warner Cable, Inc.	6,600	276,474

		1,125,251

Chemicals - Diversified — 1.5%
E.I. du Pont de Nemours & Co.	35,713	1,234,956
PPG Industries, Inc.	9,600	570,528

		1,805,484

Chemicals - Specialty — 0.3%
Ashland, Inc.	7,164	257,403
Ferro Corp.	1,788	11,568
Minerals Technologies, Inc.	899	47,503
OM Group, Inc.†	2,928	89,685

		406,159

Coatings/Paint — 0.1%
Valspar Corp.	2,807	73,600

Commercial Services — 0.1%
Convergys Corp.†	6,004	67,125

Commercial Services - Finance — 0.3%
H&R Block, Inc.	17,900	363,370
The Western Union Co.	1,910	35,239

		398,609

Computer Aided Design — 0.1%
Autodesk, Inc.†	2,411	56,538
Parametric Technology Corp.†	4,234	63,764

		120,302

Computer Services — 0.8%
Accenture PLC, Class A	15,315	628,527
Computer Sciences Corp.†	6,157	340,544

		969,071

Computers — 4.0%
Apple, Inc.†	4,141	827,827
Hewlett - Packard Co.	34,021	1,669,070
International Business Machines Corp.	18,521	2,340,129

		4,837,026

Computers - Integrated Systems — 0.0%
Diebold, Inc.	1,613	40,551

Computers - Memory Devices — 0.6%
EMC Corp.†	8,891	149,635
Western Digital Corp.†	17,227	634,643

		784,278

Consumer Products - Misc. — 0.8%
Blyth, Inc.	339	11,028
Clorox Co.	6,102	367,768
Kimberly - Clark Corp.	9,917	654,224

		1,033,020

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 1.1%
The Estee Lauder Cos., Inc., Class A	4,245	$198,793
The Procter & Gamble Co.	17,833	1,111,888

		1,310,681

Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	4,704	103,394
Fiserv, Inc.†	4,700	217,328

		320,722

Direct Marketing — 0.0%
Harte - Hanks, Inc.	2,821	27,110

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,288	188,096

Distribution/Wholesale — 0.1%
Ingram Micro, Inc., Class A†	1,703	28,934
Tech Data Corp.†	1,789	75,335

		104,269

Diversified Banking Institutions — 7.0%
Bank of America Corp.	162,583	2,576,940
Citigroup, Inc.	101,360	416,590
JP Morgan Chase & Co.	77,539	3,294,632
Morgan Stanley	29,422	929,147
The Goldman Sachs Group, Inc.	7,879	1,336,751

		8,554,060

Diversified Manufacturing Operations — 5.0%
3M Co.	2,273	176,021
Actuant Corp., Class A	1,306	21,327
Acuity Brands, Inc.	2,726	87,995
Carlisle Cos., Inc.	6,030	193,623
Dover Corp.	16,998	694,878
Eaton Corp.	4,775	305,123
Federal Signal Corp.	273	1,564
General Electric Co.	182,840	2,929,097
Honeywell International, Inc.	15,753	606,018
Ingersoll - Rand PLC	14,400	509,328
Parker Hannifin Corp.	3,887	209,743
Trinity Industries, Inc.	1,834	34,608
Tyco International, Ltd.	8,100	290,547

		6,059,872

E - Commerce/Services — 0.1%
NetFlix, Inc.†	1,598	93,691

Electric Products - Misc. — 0.3%
Emerson Electric Co.	6,586	272,726
GrafTech International, Ltd.†	6,508	95,733

		368,459

Electric - Integrated — 3.3%
Constellation Energy Group, Inc.	10,900	346,838
DTE Energy Co.	6,534	262,079
Duke Energy Corp.	1,005	16,763
Edison International	6,768	230,450
Entergy Corp.	826	64,965
Exelon Corp.	20,664	995,592
FPL Group, Inc.	11,552	600,357
Integrys Energy Group, Inc.	3,541	136,470
PG&E Corp.	11,008	466,079
PPL Corp.	20,600	628,712
Public Service Enterprise Group, Inc.	9,566	299,990

		4,048,295

Security Description	Shares	Market Value (Note 2)

Electronic Components - Misc. — 0.3%
Celestica, Inc.†	40,831	$334,406

Electronic Components - Semiconductors — 2.1%
Amkor Technology, Inc.†	30,620	169,941
Broadcom Corp., Class A†	4,809	140,423
Intel Corp.	66,996	1,286,323
LSI Corp.†	64,274	340,010
NVIDIA Corp.†	5,034	65,744
Texas Instruments, Inc.	13,222	334,384
Xilinx, Inc.	10,044	227,396

		2,564,221

Electronic Design Automation — 0.1%
Synopsys, Inc.†	6,059	136,146

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	4,320	113,530
Avnet, Inc.†	2,258	61,530

		175,060

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.†	16,815	400,197
Fluor Corp.	3,737	158,748
The Shaw Group, Inc.†	5,145	146,787

		705,732

Engines - Internal Combustion — 0.0%
Cummins, Inc.	1,137	51,051

Enterprise Software/Service — 0.8%
Novell, Inc.†	12,764	49,907
Oracle Corp.	39,774	878,210
Sybase, Inc.†	1,823	73,358

		1,001,475

Entertainment Software — 0.1%
Activision Blizzard, Inc.†	13,400	152,626
THQ, Inc.†	1,721	8,433

		161,059

Finance - Consumer Loans — 0.0%
SLM Corp.†	654	7,174

Finance - Credit Card — 0.2%
American Express Co.	4,280	179,033
Discover Financial Services	790	12,213

		191,246

Finance - Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	8,906	14,606
TD Ameritrade Holding Corp.†	10,216	200,642

		215,248

Finance - Other Services — 0.2%
CME Group, Inc.	559	183,481
NYSE Euronext	1,627	41,130

		224,611

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	82	986

Food - Misc. — 0.8%
ConAgra Foods, Inc.	305	6,768
General Mills, Inc.	5,205	353,940
Kraft Foods, Inc., Class A	7,102	188,771
M&F Worldwide Corp.†	198	6,544
Unilever NV	14,400	443,664

		999,687

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Retail — 0.7%
SUPERVALU, Inc.	21,254	$293,943
The Kroger Co.	25,976	590,694

		884,637

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.†	2,160	46,937
Sysco Corp.	12,300	332,592

		379,529

Footwear & Related Apparel — 0.0%
Timberland Co., Class A†	2,277	38,026

Gas - Distribution — 0.0%
UGI Corp.	1,571	36,887

Gold Mining — 0.0%
Newmont Mining Corp.	72	3,862

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	23,100	335,181

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.	6,074	134,721

Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	3,428	98,555
Wyndham Worldwide Corp.	11,794	219,015

		317,570

Human Resources — 0.0%
Manpower, Inc.	769	37,881

Identification Systems — 0.1%
Brady Corp., Class A	3,868	114,802

Independent Power Producers — 0.2%
NRG Energy, Inc.†	8,945	214,143

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,264	54,971

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	2,294	43,288

Insurance - Life/Health — 0.9%
Aflac, Inc.	184	8,470
Conseco, Inc.†	10,490	50,247
Lincoln National Corp.	1,873	42,910
Principal Financial Group, Inc.	9,263	235,188
Prudential Financial, Inc.	6,532	325,620
StanCorp Financial Group, Inc.	354	13,137
Torchmark Corp.	9,000	391,320

		1,066,892

Insurance - Multi - line — 1.6%
ACE, Ltd.†	8,226	400,688
American Financial Group, Inc.	7,033	170,621
Genworth Financial, Inc., Class A†	5,811	62,584
Hartford Financial Services Group, Inc.	4,851	118,655
Loews Corp.	7,700	272,734
MetLife, Inc.	5,471	187,054
The Allstate Corp.	18,800	534,108
XL Capital, Ltd., Class A	10,300	188,593

		1,935,037

Insurance - Property/Casualty — 1.1%
Chubb Corp.	7,800	391,092
The Travelers Cos., Inc.	17,278	905,194

		1,296,286

Security Description	Shares	Market Value (Note 2)

Insurance - Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	9,167	$237,517
Axis Capital Holdings, Ltd.	3,414	95,558
Endurance Specialty Holdings, Ltd.	1,548	57,880

		390,955

Internet Security — 0.2%
Symantec Corp.†	16,386	290,852

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	13,800	526,056
BlackRock, Inc.	416	94,465
Federated Investors, Inc., Class B	538	13,870
Janus Capital Group, Inc.	4,353	56,981
Legg Mason, Inc.	483	13,664

		705,036

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,113	57,186

Machinery - General Industrial — 0.0%
Chart Industries, Inc.†	612	10,159

Medical Instruments — 0.3%
Boston Scientific Corp.†	12,974	108,592
Medtronic, Inc.	5,800	246,152

		354,744

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,000	173,820

Medical Products — 3.1%
Baxter International, Inc.	5,871	320,263
Becton, Dickinson and Co.	7,456	557,709
Johnson & Johnson	46,201	2,903,271

		3,781,243

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.†	22,176	1,249,618
Gilead Sciences, Inc.†	3,300	151,965
Talecris Biotherapeutics Holdings Corp.†	3,426	64,237

		1,465,820

Medical - Drugs — 6.2%
Abbott Laboratories	10,000	544,900
Bristol - Myers Squibb Co.	26,475	670,082
Eli Lilly & Co.	31,300	1,149,649
Merck & Co., Inc.	35,156	1,272,999
Pfizer, Inc.	211,797	3,848,351

		7,485,981

Medical - HMO — 1.3%
Aetna, Inc.	9,200	267,812
Coventry Health Care, Inc.†	14,909	336,198
Humana, Inc.†	3,880	161,059
WellCare Health Plans, Inc.†	874	28,833
WellPoint, Inc.†	14,773	798,185

		1,592,087

Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc.	3,856	90,654
Timken Co.	3,216	79,339
Worthington Industries, Inc.	2,603	30,481

		200,474

Multimedia — 1.7%
The Walt Disney Co.	8,764	264,848
Time Warner, Inc.	45,035	1,383,475

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Multimedia (continued)
Viacom, Inc., Class B†	16,100	$477,204

		2,125,527

Networking Products — 0.8%
Cisco Systems, Inc.†	41,007	959,564

Non - Hazardous Waste Disposal — 0.2%
Waste Management, Inc.	8,200	269,288

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	9,000	207,360
Xerox Corp.	31,000	238,700

		446,060

Office Furnishings - Original — 0.0%
Herman Miller, Inc.	2,147	32,613

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	6,200	232,872

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	1,600	159,264
ENSCO International, Inc.	1,298	57,112

		216,376

Oil Companies - Exploration & Production — 2.4%
Apache Corp.	9,269	883,150
Devon Energy Corp.	5,600	377,160
Occidental Petroleum Corp.	21,233	1,715,414

		2,975,724

Oil Companies - Integrated — 11.8%
Chevron Corp.	48,278	3,767,615
ConocoPhillips	54,702	2,831,923
Exxon Mobil Corp.	75,817	5,691,582
Hess Corp.	2,395	138,814
Murphy Oil Corp.	8,158	460,030
Royal Dutch Shell PLC ADR	25,600	1,529,856

		14,419,820

Oil Field Machinery & Equipment — 0.5%
National Oilwell Varco, Inc.	14,404	619,660

Oil Refining & Marketing — 0.3%
Tesoro Corp.	1,704	21,777
Valero Energy Corp.	24,036	381,932

		403,709

Oil - Field Services — 0.5%
Baker Hughes, Inc.	5,900	240,366
Helix Energy Solutions Group, Inc.†	18,728	220,241
Smith International, Inc.	3,900	106,002
Willbros Group, Inc.†	1,424	22,428

		589,037

Paper & Related Products — 0.3%
Domtar Corp.†	561	31,652
International Paper Co.	11,500	292,675

		324,327

Pipelines — 0.1%
The Williams Cos., Inc.	3,294	65,518

Printing - Commercial — 0.5%
R.R. Donnelley & Sons Co.	29,342	603,858

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	12,187	120,529

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	582	$7,863
Boston Properties, Inc.	93	6,229
Equity Residential	190	6,120
First Industrial Realty Trust, Inc.	3,580	15,967
Host Hotels & Resorts, Inc.	3,913	41,165
HRPT Properties Trust	6,396	39,271
Kimco Realty Corp.	458	5,643
ProLogis	1,181	15,447
Public Storage	1,646	130,989
Simon Property Group, Inc.	6,490	471,563
Vornado Realty Trust	89	5,826

		746,083

Rental Auto/Equipment — 0.1%
Rent - A - Center, Inc.†	9,944	175,909

Retail - Apparel/Shoe — 1.0%
AnnTaylor Stores Corp.†	6,001	83,894
Liz Claiborne, Inc.†	3,550	14,804
Ross Stores, Inc.	5,878	258,514
The Gap, Inc.	41,323	885,139

		1,242,351

Retail - Automobile — 0.1%
AutoNation, Inc.†	3,531	62,322

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	5,138	119,921

Retail - Building Products — 0.6%
Home Depot, Inc.	25,312	692,536

Retail - Consumer Electronics — 0.4%
Best Buy Co., Inc.	4,600	197,018
RadioShack Corp.	16,459	310,417

		507,435

Retail - Discount — 1.3%
Dollar Tree, Inc.†	803	39,323
Family Dollar Stores, Inc.	4,981	151,970
Wal - Mart Stores, Inc.	24,469	1,334,784

		1,526,077

Retail - Drug Store — 0.5%
Walgreen Co.	15,600	606,684

Retail - Office Supplies — 0.2%
Staples, Inc.	11,100	258,852

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	1,575	83,759

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.†	6,000	318,840

Retail - Restaurants — 0.9%
Darden Restaurants, Inc.	5,600	176,008
McDonald’s Corp.	11,426	722,694
Panera Bread Co., Class A†	986	62,079
Starbucks Corp.†	7,600	166,440

		1,127,221

Schools — 0.0%
Apollo Group, Inc., Class A†	248	14,153

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc.	807	24,202
Maxim Integrated Products, Inc.	3,759	66,158

		90,360

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	15,900	$195,729

Steel - Producers — 0.4%
Nucor Corp.	8,900	377,449
Reliance Steel & Aluminum Co.	2,302	94,106

		471,555

Telephone - Integrated — 5.3%
AT&T, Inc.	133,104	3,585,822
CenturyTel, Inc.	6,800	242,012
Qwest Communications International, Inc.	54,348	198,370
Sprint Nextel Corp.†	13,503	50,096
Verizon Communications, Inc.	77,107	2,425,786

		6,502,086

Television — 0.3%
CBS Corp., Class B	30,500	390,705

Tobacco — 1.2%
Altria Group, Inc.	21,888	411,713
Lorillard, Inc.	5,432	423,207
Philip Morris International, Inc.	3,285	157,976
Reynolds American, Inc.	8,193	409,322

		1,402,218

Toys — 0.2%
Hasbro, Inc.	6,292	186,558

Transport - Rail — 0.8%
CSX Corp.	5,228	248,225
Norfolk Southern Corp.	4,704	241,786
Union Pacific Corp.	7,331	463,759

		953,770

Transport - Services — 0.3%
FedEx Corp.	1,310	110,630
United Parcel Service, Inc., Class B	2,171	124,767
UTi Worldwide, Inc.	6,087	79,557

		314,954

Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,093	637,219
Yahoo!, Inc.†	6,986	104,580

		741,799

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Wireless Equipment — 0.1%
QUALCOMM, Inc.	1,369	$61,605

Total Common Stock
(cost $119,998,598)		118,648,195

EXCHANGE TRADED FUNDS — 0.1%
Sector Fund - Financial Services — 0.1%
Financial Select Sector SPDR Fund (cost $86,943)	6,097	89,504

Total Long - Term Investment Securities
(cost $120,085,541)		118,737,699

SHORT - TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $1,942,000)	$1,942,000	1,942,000

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $323,000 and collateralized by $320,000 of Federal Home Loan Bank Bonds , bearing interest at 4.38% due 09/17/10 and having approximate value of $333,024 (cost $323,000)	323,000	323,000

TOTAL INVESTMENTS
(cost $122,350,541)(1)	99.5%	121,002,699
Other assets less liabilities	0.5	657,898

NET ASSETS —	100.0%	$121,660,597

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
33	Long	E-Mini S&P 500 Index	December 2009	$1,684,206	$1,806,420	$122,214

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,554,060	$–	$–	$8,554,060
Diversified Manufacturing Operations	6,059,872	–	–	6,059,872
Medical — Drugs	7,485,981	–	–	7,485,981
Oil Companies — Intergrated	14,419,820	–	–	14,419,820
Telephone — Intergrated	6,502,086	–	–	6,502,086
Other Industries*	75,626,376	–	–	75,626,376
Exchange Traded Funds	89,504	–	–	89,504
Short-Term Investment Securities:
Time Deposit	–	1,942,000	–	1,942,000
Repurchase Agreement	–	323,000	–	323,000
Other Financial Instruments:+
Future Contracts — Appreciation	122,214	–	–	122,214

Total	$118,859,913	$2,265,000	$–	$121,124,913

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.5%
Medical — Drugs	8.7
Oil Companies — Integrated	7.0
Telecom Services	5.1
Insurance — Multi-line	4.8
Telephone — Integrated	4.6
Cellular Telecom	4.4
Human Resources	3.3
Insurance — Reinsurance	3.3
Electric — Integrated	2.6
Banks — Commercial	2.6
Multimedia	2.6
U.S. Government Agencies	2.3
Auto — Cars/Light Trucks	2.2
Oil Companies — Exploration & Production	2.2
Semiconductor Components — Integrated Circuits	2.2
Electronic Components — Semiconductors	2.1
Electronic Components — Misc.	2.0
Retail — Building Products	1.8
Diversified Manufacturing Operations	1.8
Insurance — Life/Health	1.7
Applications Software	1.7
Building — Heavy Construction	1.7
Enterprise Software/Service	1.6
Toys	1.5
Diversified Financial Services	1.5
Computers — Periphery Equipment	1.4
Food — Wholesale/Distribution	1.4
Aerospace/Defense	1.4
Transport — Services	1.4
Cable/Satellite TV	1.3
Food — Misc.	1.2
Retail — Restaurants	1.2
Wireless Equipment	1.2
Computers	1.1
Diversified Minerals	1.0
Retail — Automobile	0.9
Publishing — Books	0.9
Building Products — Air & Heating	0.9
Real Estate Operations & Development	0.9
Diversified Banking Institutions	0.8
Computer Services	0.7
Diversified Operations	0.7
Diversified Operations/Commercial Services	0.6
Athletic Footwear	0.6
Machinery — General Industrial	0.6
Oil Refining & Marketing	0.5
Retail — Major Department Stores	0.5
Containers — Metal/Glass	0.5
Security Services	0.5
Paper & Related Products	0.4
Investment Companies	0.4
Rubber — Tires	0.4
Chemicals — Specialty	0.3
Medical — Wholesale Drug Distribution	0.3
Chemicals — Other	0.2
Chemicals — Diversified	0.1

109.1%

Country Allocation*

United Kingdom	20.7%
United States	11.8
France	10.7
Germany	9.1
Switzerland	7.9
Norway	5.9
Japan	5.3
Taiwan	5.1
Netherlands	4.8
Singapore	4.2
South Korea	3.6
Spain	3.1
Hong Kong	1.9
Brazil	1.7
Bermuda	1.6
Sweden	1.6
Canada	1.5
Israel	1.4
China	1.2
Italy	1.2
Russia	1.0
India	0.9
Austria	0.9
Turkey	0.8
Australia	0.6
Finland	0.4
Cayman Islands	0.2

109.1%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.8%
Australia — 0.6%
Brambles, Ltd.	823,710	$4,979,279

Austria — 0.9%
Telekom Austria AG	395,340	6,874,157

Bermuda — 1.6%
Invesco, Ltd.	155,154	3,452,177
PartnerRe, Ltd.#	61,210	4,715,618
Yue Yuen Industrial Holdings, Ltd.	1,727,172	4,869,479

		13,037,274

Brazil — 0.7%
Empressa Brasileira de Aeronautica SA ADR#	262,872	5,344,188

Canada — 1.5%
Biovail Corp.	372,030	5,340,396
Talisman Energy, Inc.	386,340	6,662,297

		12,002,693

Cayman Islands — 0.2%
Kingboard Chemical Holdings, Ltd.	362,000	1,454,997

China — 1.2%
China Telecom Corp., Ltd.	12,119,823	5,332,688
Shanghai Electric Group Co., Ltd.	9,900,968	4,650,231

		9,982,919

Finland — 0.4%
UPM - Kymmene Oyj	279,118	3,549,861

France — 10.7%
AXA SA#	610,122	14,538,973
Cap Gemini SA	130,830	6,050,596
Compagnie Generale des Etablissements Michelin, Class B	39,520	2,996,735
France Telecom SA#	566,055	14,725,566
GDF Suez	114,110	4,765,021
Sanofi - Aventis SA	208,830	15,778,788
Total SA#	245,280	15,177,662
Vinci SA	55,454	3,066,308
Vivendi SA	360,720	10,394,062

		87,493,711

Germany — 9.1%
Bayerische Motoren Werke AG	120,480	5,684,998
Celesio AG	85,240	2,248,823
Deutsche Post AG	586,950	10,990,253
E.ON AG	185,860	7,350,922
Merck KGaA	109,610	10,337,585
Muenchener Rueckversicherungs AG	57,780	9,060,307
SAP AG	274,420	13,111,611
Siemens AG	147,695	14,472,814
Symrise AG	45,551	992,443

		74,249,756

Hong Kong — 1.9%
Cheung Kong Holdings, Ltd.	564,488	7,116,145
China Mobile, Ltd.	328,500	3,077,283
Hutchison Whampoa, Ltd.	802,341	5,430,002

		15,623,430

India — 0.9%
Gail India, Ltd. GDR†*	56,668	3,031,738
Reliance Industries, Ltd. GDR*	94,320	4,310,424

		7,342,162

Israel — 1.4%
Check Point Software Technologies, Ltd.†#	370,390	11,700,620

Security Description	Shares	Market Value (Note 2)

Italy — 1.2%
Autogrill SpA†#	789,282	$9,771,539

Japan — 5.3%
Mitsubishi UFJ Financial Group, Inc.#	533,400	2,974,304
Nintendo Co., Ltd.	50,996	12,513,017
Sumitomo Mitsui Financial Group, Inc.#	100,100	3,300,382
Takeda Pharmaceutical Co., Ltd.	171,254	7,132,281
Toyota Motor Corp.	240,900	9,586,950
USS Co., Ltd.	124,250	7,718,909

		43,225,843

Netherlands — 4.3%
ING Groep NV CVA†#	1,543,610	14,379,689
Koninklijke Philips Electronics NV	111,750	3,056,447
Randstad Holding NV†#	231,020	10,080,575
Reed Elsevier NV	654,324	7,615,364

		35,132,075

Norway — 5.9%
Aker Solutions ASA#	855,650	10,629,099
StatoilHydro ASA#	682,230	16,709,244
Telenor ASA†	1,537,928	20,933,684

		48,272,027

Russia — 1.0%
OAO Gazprom ADR	368,300	8,367,776

Singapore — 4.2%
Flextronics International, Ltd.†	1,876,590	13,267,491
Singapore Telecommunications, Ltd.	5,864,999	12,416,508
United Overseas Bank, Ltd.	620,387	8,445,153

		34,129,152

South Korea — 3.6%
KB Financial Group, Inc.†	244,717	12,206,387
Samsung Electronics Co., Ltd.	28,005	17,340,557

		29,546,944

Spain — 3.1%
Iberdrola SA	971,262	9,217,085
Telefonica SA	545,136	15,650,667
Telefonica SA ADR	279	24,170

		24,891,922

Sweden — 1.6%
Niscayah Group AB#	1,261,925	3,004,777
Telefonaktiebolaget LM Ericsson, Class B#	996,680	9,578,582

		12,583,359

Switzerland — 7.9%
ACE, Ltd.†	119,190	5,805,745
Adecco SA	233,970	11,669,966
Lonza Group AG	30,970	2,397,250
Nestle SA	209,550	9,905,355
Novartis AG	193,840	10,758,704
Roche Holding AG	48,850	7,990,497
Swiss Reinsurance Co., Ltd.	267,910	12,741,361
UBS AG†	212,579	3,297,308

		64,566,186

Taiwan — 5.1%
Chunghwa Telecom Co., Ltd. ADR	168,725	3,001,618
Compal Electronics, Inc.	7,021,004	9,316,538
Lite - On Technology Corp.	8,768,525	11,744,412
Taiwan Semiconductor Manufacturing Co., Ltd.	9,391,862	17,832,834

		41,895,402

Turkey — 0.8%
Turkcell Iletisim Hizmet AS ADR#	396,570	6,091,315

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
United Kingdom — 20.7%
Aviva PLC	1,549,018	$9,438,861
BAE Systems PLC	1,083,920	5,850,535
BP PLC	1,336,212	12,630,866
BP PLC ADR	180	10,293
British Sky Broadcasting Group PLC	1,201,240	10,463,763
G4S PLC	938,920	3,768,865
GlaxoSmithKline PLC	643,471	13,306,272
Hays PLC	3,436,108	5,517,074
HSBC Holdings PLC	810,775	9,509,545
Kingfisher PLC	3,773,205	14,723,709
Marks & Spencer Group PLC	678,710	4,308,749
Old Mutual PLC†	2,538,533	4,739,918
Pearson PLC	762,307	10,396,247
Premier Foods PLC†	20,777,609	11,214,862
Rexam PLC	869,240	3,966,782
Royal Dutch Shell PLC, Class A	167,235	4,953,503
Royal Dutch Shell PLC, Class B	268,205	7,664,059
SIG PLC†	4,032,874	7,151,968
The Sage Group PLC	666,240	2,337,834
Vodafone Group PLC	11,660,297	26,298,999

		168,252,704

Total Common Stock
(cost $804,911,501)		780,361,291

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Vale SA ADR# (cost $3,693,040)	348,074	8,527,813

RIGHTS — 0.5%
Netherlands — 0.5%
ING Groep NV Expires 12/15/09† (cost $8,804,608)	1,543,610	4,056,166

Total Long - Term Investment Securities
(cost $817,409,149)		792,945,270

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 11.8%
Collective Investment Pool — 9.5%
Securities Lending Quality Trust(1)	77,827,236	$77,387,582

U.S. Government Agencies — 2.3%
Federal Home Loan Bank Disc. Notes 0.02% due 12/01/09	$18,875,000	18,875,000

Total Short - Term Investment Securities
(cost $96,702,236)		96,262,582

TOTAL INVESTMENTS
(cost $914,111,385)(2)	109.1%	889,207,852
Liabilities in excess of other assets	(9.1)	(74,480,253)

NET ASSETS —	100.0%	$814,727,599

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $7,342,162 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$87,493,711	$–	$–	$87,493,711
Germany	74,249,756	–	–	74,249,756
Japan	43,225,843	–	–	43,225,843
Norway	48,272,027	–	–	48,272,027
Switzerland	64,566,186	–	–	64,566,186
Taiwan	41,895,402	–	–	41,895,402
United Kingdom	168,252,704	–	–	168,252,704
Other Countries*	252,405,662	–	–	252,405,662
Preferred Stock	8,527,813	–	–	8,527,813
Rights	4,056,166	–	–	4,056,166
Short-Term Investment Securities:
Collective Investment Pool	–	77,387,582	–	77,387,582
U.S. Government Agencies	–	18,875,000	–	18,875,000

Total	$792,945,270	$96,262,582	$–	$889,207,852

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	7.7%
Banks — Commercial	6.4
Medical — Drugs	5.6
Oil Companies — Integrated	5.3
Diversified Banking Institutions	3.6
Oil Companies — Exploration & Production	3.3
Food — Misc.	2.9
Computers	2.4
Multimedia	2.3
Auto — Cars/Light Trucks	2.2
Import/Export	2.2
Electric — Integrated	2.0
Real Estate Investment Trusts	1.9
Insurance — Multi - line	1.8
Diversified Manufacturing Operations	1.7
Electronic Components — Semiconductors	1.7
Time Deposits	1.6
Gold Mining	1.5
Cellular Telecom	1.5
Real Estate Operations & Development	1.5
Telecom Services	1.5
Investment Management/Advisor Services	1.5
Human Resources	1.5
Insurance — Life/Health	1.4
Medical Products	1.2
Brewery	1.2
Coal	1.2
Retail — Apparel/Shoe	1.1
Airlines	1.1
Applications Software	1.0
E-Commerce/Services	1.0
Semiconductor Equipment	1.0
Banks — Super Regional	1.0
Agricultural Operations	0.9
Machinery — Farming	0.9
Machinery — General Industrial	0.9
Retail — Regional Department Stores	0.9
Oil & Gas Drilling	0.9
Steel — Producers	0.9
Telephone — Integrated	0.9
Insurance — Property/Casualty	0.8
Networking Products	0.8
Retail — Major Department Stores	0.8
Semiconductor Components — Integrated Circuits	0.7
Food — Retail	0.7
Building & Construction Products — Misc.	0.7
Medical — Generic Drugs	0.7
Beverages — Non-alcoholic	0.7
Metal — Aluminum	0.7
Web Portals/ISP	0.7
Building & Construction — Misc.	0.7
Tobacco	0.7
Gas — Distribution	0.6
Non — Ferrous Metals	0.6
Finance — Investment Banker/Broker	0.6
Oil — Field Services	0.6
Metal — Copper	0.6
Tools — Hand Held	0.6
Finance — Other Services	0.5
Medical — HMO	0.5
Pipelines	0.5
Athletic Footwear	0.5
Chemicals — Diversified	0.5
Telecom Equipment — Fiber Optics	0.5
Savings & Loans/Thrifts	0.5
Silver Mining	0.5
Television	0.5
Forestry	0.5
Vitamins & Nutrition Products	0.5

Broadcast Services/Program	0.5
Computer Aided Design	0.5
Fisheries	0.5
Metal — Iron	0.5
Enterprise Software/Service	0.4
Advertising Sales	0.4
Electronic Components — Misc.	0.4
Computers — Memory Devices	0.4
Insurance — Reinsurance	0.4
Medical Instruments	0.4
Batteries/Battery Systems	0.4
Medical — Biomedical/Gene	0.4
Retail — Restaurants	0.4
Real Estate Management/Services	0.4
Diversified Financial Services	0.3
Pharmacy Services	0.3
Wireless Equipment	0.3
Instruments — Scientific	0.3
Casino Hotels	0.3
Banks — Fiduciary	0.2
Building — Residential/Commercial	0.2
Computers — Integrated Systems	0.2

107.0%

Country Allocation*

United States	58.6%
United Kingdom	6.0
France	5.3
Japan	4.8
Switzerland	4.6
Canada	3.1
South Korea	2.5
Germany	2.3
Spain	1.9
Singapore	1.9
Hong Kong	1.7
Netherlands	1.5
Taiwan	1.2
Bermuda	1.2
Cayman Islands	1.0
China	0.9
Russia	0.8
Brazil	0.8
South Africa	0.8
Israel	0.7
Belgium	0.6
Mexico	0.6
India	0.6
Italy	0.6
Luxembourg	0.5
Sweden	0.5
Finland	0.5
New Zealand	0.4
Malaysia	0.3
Denmark	0.3
Ireland	0.3
Thailand	0.2

107.0%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.3%
Belgium — 0.6%
Anheuser - Busch InBev NV	30,400	$1,517,311

Bermuda — 1.2%
Arch Capital Group, Ltd.†	8,600	600,624
Bunge, Ltd.	17,100	1,058,490
Invesco, Ltd.	54,000	1,201,500

		2,860,614

Brazil — 0.8%
Banco Bradesco SA ADR	41,000	868,790
Banco Santander Brasil SA ADR†	41,500	566,475
BM&F BOVESPA SA	69,400	466,488

		1,901,753

Canada — 3.1%
Barrick Gold Corp.	29,500	1,253,904
Canadian Oil Sands Trust	36,600	1,014,355
Pan American Silver Corp.†#	49,300	1,244,332
Royal Bank of Canada	15,600	839,716
Suncor Energy, Inc.	28,200	1,012,677
Toronto - Dominion Bank	15,000	944,571
TransCanada Corp.	39,200	1,267,667

		7,577,222

Cayman Islands — 1.0%
AirMedia Group, Inc. ADR†	43,900	305,544
Focus Media Holding, Ltd. ADR†#	57,500	722,200
Herbalife, Ltd.	28,600	1,199,484
Noah Education Holdings, Ltd. ADR#	21,000	114,030

		2,341,258

China — 0.9%
China Construction Bank Corp.	814,000	723,667
Industrial & Commercial Bank of China	1,852,000	1,565,229

		2,288,896

Denmark — 0.3%
Novo Nordisk A/S, Class B	10,000	670,884

Finland — 0.5%
Fortum Oyj	43,300	1,098,140

France — 5.3%
Air France - KLM†	92,600	1,468,301
AXA SA#	49,200	1,172,417
BNP Paribas	15,620	1,289,982
Compagnie de St. Gobain	33,000	1,794,992
France Telecom SA	30,700	798,641
PPR	9,000	1,089,225
Renault SA†	23,900	1,155,564
Societe Generale	10,600	746,322
Total SA#	18,300	1,132,384
Unibail - Rodamco SE	5,700	1,283,826
Vivendi SA	36,000	1,037,332

		12,968,986

Germany — 1.9%
Bayerische Motoren Werke AG	25,400	1,198,531
Deutsche Boerse AG	10,300	858,207
Deutsche Lufthansa AG	72,000	1,149,227
RWE AG	16,800	1,542,069

		4,748,034

Hong Kong — 1.7%
Cheung Kong Holdings, Ltd.	118,000	1,487,552
China Mobile, Ltd.	67,500	632,318

Security Description	Shares	Market Value (Note 2)

Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	98,300	$1,452,294
Wing Hang Bank, Ltd.	66,000	684,692

		4,256,856

India — 0.6%
Sterlite Industries India Ltd. ADR#	75,500	1,386,180

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	402,700	86,247

Ireland — 0.3%
Covidien PLC	13,900	650,798

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	33,500	1,768,465

Italy — 0.6%
Intesa Sanpaolo SpA†	308,600	1,336,847

Japan — 4.8%
Amada Co., Ltd.	221,000	1,278,343
Fujitsu, Ltd.	84,000	499,491
Honda Motor Co., Ltd.	29,800	930,819
ITOCHU Corp.	288,000	1,975,752
Japan Tobacco, Inc.	550	1,627,603
Mitsubishi UFJ Financial Group, Inc.#	38,000	211,893
Mitsui & Co., Ltd.	120,600	1,596,095
Nippon Steel Corp.#	226,000	839,264
Sumitomo Mitsui Financial Group, Inc.#	15,000	494,563
Toyo Suisan Kaisha, Ltd.	42,000	1,144,262
Toyota Motor Corp.	30,100	1,197,871

		11,795,956

Luxembourg — 0.5%
ArcelorMittal#	33,100	1,289,750

Malaysia — 0.3%
CIMB Group Holdings Berhad	218,200	812,984

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV ADR	31,800	1,447,218

Netherlands — 1.5%
Aegon NV†	220,500	1,584,937
Corio NV	10,900	743,058
Randstad Holding NV†	32,800	1,431,230

		3,759,225

New Zealand — 0.4%
Telecom Corp. of New Zealand, Ltd.	611,500	1,077,523

Russia — 0.8%
LUKOIL ADR	16,900	981,890
Vimpel - Communications ADR	53,100	1,013,679

		1,995,569

Singapore — 1.9%
CapitaLand, Ltd.#	235,000	684,285
DBS Group Holdings, Ltd.	70,600	730,485
Singapore Telecommunications, Ltd.	473,000	1,001,366
United Overseas Bank, Ltd.	72,000	980,116
Wilmar International, Ltd.#	273,600	1,245,433

		4,641,685

South Africa — 0.8%
Naspers, Ltd.	50,100	1,876,196

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
South Korea — 2.5%
GS Engineering & Construction Corp.	18,000	$1,687,307
Hyosung Corp.	24,826	1,793,416
Korea Zinc Co., Ltd.	8,000	1,468,868
Samsung Electronics Co., Ltd.	2,000	1,238,390

		6,187,981

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	59,300	1,117,032
Banco Santander SA	51,300	878,907
Industria de Diseno Textil SA	22,300	1,420,751
Telefonica SA	46,300	1,329,257

		4,745,947

Sweden — 0.5%
Nordea Bank AB	122,900	1,274,562

Switzerland — 4.6%
Nestle SA	52,500	2,481,657
Novartis AG	49,000	2,719,648
Roche Holding AG	11,400	1,864,722
Swiss Reinsurance Co., Ltd.	20,000	951,167
Transocean, Ltd.†	13,900	1,186,921
Tyco International, Ltd.	33,000	1,183,710
Zurich Financial Services AG	3,400	732,500

		11,120,325

Taiwan — 1.2%
Asustek Computer, Inc.	502,000	996,855
Chang Hwa Commercial Bank	922,000	421,187
Macronix International Co., Ltd.	54,551	26,700
Mega Financial Holding Co., Ltd.	1,318,000	743,395
Siliconware Precision Industries Co. ADR#	110,300	741,216

		2,929,353

Thailand — 0.2%
Bangkok Bank Public Co., Ltd.	145,400	492,029

United Kingdom — 6.0%
Barclays PLC	259,700	1,249,014
BG Group PLC	77,000	1,397,199
GlaxoSmithKline PLC	112,900	2,334,648
HSBC Holdings PLC	130,900	1,522,479
Legal & General Group PLC	108,400	137,937
Persimmon PLC†	76,400	519,836
Prudential PLC	114,700	1,180,274
Standard Chartered PLC	31,000	756,811
Tesco PLC	259,500	1,805,801
Unilever PLC	45,100	1,323,621
Vodafone Group PLC ADR	46,900	1,064,161
WPP PLC	134,200	1,253,987

		14,545,768

United States — 49.3%
Abbott Laboratories	24,700	1,345,903
Alcoa, Inc.	135,900	1,701,468
Alpha Natural Resources, Inc.†	37,400	1,383,800
American Electric Power Co., Inc.	36,000	1,158,840
Ameriprise Financial, Inc.	38,000	1,448,560
Analog Devices, Inc.	35,700	1,070,643
Apache Corp.	13,300	1,267,224
Apple, Inc.†	8,300	1,659,253
Applied Materials, Inc.	85,800	1,056,198
Black & Decker Corp.	20,000	1,213,800
Boston Properties, Inc.	7,700	515,746
Bristol - Myers Squibb Co.	63,400	1,604,654
CBS Corp., Class B	96,200	1,232,322

Security Description	Shares	Market Value (Note 2)

United States (continued)
Celanese Corp., Class A	41,900	$1,246,944
Celgene Corp.†	16,300	903,835
Chesapeake Energy Corp.	52,200	1,248,624
Chevron Corp.	36,300	2,832,852
Cisco Systems, Inc.†	84,900	1,986,660
Citigroup, Inc.	261,800	1,075,998
Cliffs Natural Resources, Inc.	25,400	1,119,124
ConAgra Foods, Inc.	37,100	823,249
ConocoPhillips	32,000	1,656,640
CONSOL Energy, Inc.	32,400	1,487,808
Corning, Inc.	74,700	1,245,996
Deere & Co.	42,700	2,284,877
Devon Energy Corp.	21,000	1,414,350
Dominion Resources, Inc.	29,800	1,084,124
eBay, Inc.†	101,400	2,481,258
Eli Lilly & Co.	17,400	639,102
EMC Corp.†	57,100	960,993
Energizer Holdings, Inc.†#	16,500	929,610
EOG Resources, Inc.	21,500	1,859,535
Exxon Mobil Corp.	32,500	2,439,775
Federal Realty Investment Trust#	10,900	701,088
General Electric Co.	108,800	1,742,976
General Mills, Inc.	20,000	1,360,000
Google, Inc., Class A†	2,900	1,690,700
Halliburton Co.	47,800	1,403,408
Helmerich & Payne, Inc.#	27,100	1,017,605
Hewlett - Packard Co.	42,200	2,070,332
Hudson City Bancorp, Inc.	48,400	643,236
Intel Corp.	69,000	1,324,800
International Business Machines Corp.	16,800	2,122,680
J.C. Penney Co., Inc.	28,200	810,468
Johnson & Johnson	17,100	1,074,564
Jones Lang LaSalle, Inc.#	17,100	869,877
JP Morgan Chase & Co.	33,600	1,427,664
KLA - Tencor Corp.	44,500	1,390,180
Kohl’s Corp.†	27,500	1,461,350
Las Vegas Sands Corp.†#	41,300	632,716
LaSalle Hotel Properties#	42,500	791,775
Liberty Global, Inc., Class A†#	61,700	1,190,193
Lincoln National Corp.	47,200	1,081,352
Mack - Cali Realty Corp.	20,600	632,214
Macy’s, Inc.	46,800	763,308
Manpower, Inc.	18,600	916,236
Marathon Oil Corp.	56,900	1,856,078
Medco Health Solutions, Inc.†	11,100	701,076
Medtronic, Inc.	22,400	950,656
MetLife, Inc.	29,800	1,018,862
Microsoft Corp.	85,100	2,502,791
Monster Worldwide, Inc.†#	82,900	1,211,169
Morgan Stanley	38,900	1,228,462
Newmont Mining Corp.	46,800	2,510,352
NII Holdings, Inc.†	31,500	938,700
NIKE, Inc., Class B	19,300	1,252,377
Oracle Corp.	49,200	1,086,336
Parametric Technology Corp.†	78,200	1,177,692
People’s United Financial, Inc.	36,900	601,101
PepsiCo, Inc.	27,400	1,704,828
Pfizer, Inc.	133,600	2,427,512
Piper Jaffray Cos., Inc.†	12,400	537,540
Prudential Financial, Inc.	20,700	1,031,895
QUALCOMM, Inc.	15,400	693,000
Ralcorp Holdings, Inc.†	18,000	1,042,560
Sempra Energy	29,100	1,546,374
SPX Corp.	25,300	1,348,237

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
State Street Corp.	14,200	$586,460
Stryker Corp.	26,200	1,320,480
SunTrust Banks, Inc.	29,600	699,448
T. Rowe Price Group, Inc.#	18,600	910,098
Texas Instruments, Inc.	59,300	1,499,697
The Charles Schwab Corp.	50,700	929,331
The Stanley Works	3,300	160,281
The Travelers Cos., Inc.	26,500	1,388,335
The Walt Disney Co.	51,000	1,541,220
Thermo Fisher Scientific, Inc.†	13,500	637,605
UnitedHealth Group, Inc.	24,300	696,681
Urban Outfitters, Inc.†	38,000	1,202,320
US Bancorp	22,100	533,273
Virgin Media, Inc.#	90,500	1,489,630
Wabtec Corp.#	25,600	985,600
WellPoint, Inc.†	10,900	588,927
Wells Fargo & Co.	39,500	1,107,580
Weyerhaeuser Co.	31,500	1,226,610
XTO Energy, Inc.	31,800	1,349,592
Yum! Brands, Inc.	24,800	874,696

		120,593,949

Total Common Stock
(cost $231,004,549)		238,044,511

Security Description	Shares/ Principal Amount	Market Value (Note 2)

PREFERRED STOCK — 0.4%
Germany — 0.4%
Volkswagen AG
(cost $1,058,570)	11,600	$984,117

Total Long-Term Investment Securities
(cost $232,063,119)		239,028,628

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Collective Investment Pool — 7.7%
Securities Lending Quality Trust(1)	18,803,658	18,697,434

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 12/01/09	$4,015,000	4,015,000

Total Short-Term Investment Securities
(cost $22,818,658)		22,712,434

TOTAL INVESTMENTS
(cost $254,881,777)(2)	107.0%	261,741,062
Liabilities in excess of other assets	(7.0)	(17,081,529)

NET ASSETS —	100.0%	$244,659,533

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*GBP	485,000	USD	805,709	01/27/2010	$8,119
HKD	16,500,000	USD	2,130,324	01/27/2010	314
*USD	8,858,901	JPY	808,181,700	01/27/2010	493,345
*USD	3,246,061	GBP	1,981,000	01/27/2010	11,725
*USD	2,544,184	EUR	1,698,000	01/27/2010	4,967
USD	71,545	CHF	72,000	01/27/2010	165
*USD	5,497,719	CAD	5,870,000	01/27/2010	64,100

					$582,735

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*CAD	3,539,000	USD	3,325,095	01/27/2010	$(28,105)
*EUR	771,000	USD	1,157,464	01/27/2010	(13)
*JPY	13,002,000	USD	143,110	01/27/2010	(7,349)
SGD	4,212,000	USD	3,018,373	01/27/2010	(22,963)
USD	49,963	SEK	340,000	01/27/2010	(1,183)
USD	1,456,763	NOK	8,094,000	01/27/2010	(33,787)
*USD	1,601,157	GBP	965,000	01/27/2010	(14,199)
*USD	2,811,065	EUR	1,871,000	01/27/2010	(2,196)
USD	26,007	DKK	129,000	01/27/2010	(2)
*USD	1,705,072	CAD	1,785,000	01/27/2010	(13,786)
USD	7,244,289	AUD	7,928,000	01/27/2010	(23,060)

					(146,643)

	Net Unrealized Appreciation (Depreciation)				$436,092

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD—Australian Dollar

CAD—Canada Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$12,968,986	$–	$–	$12,968,986
United Kingdom	14,545,768	–	–	14,545,768
United States	120,593,949	–	–	120,593,949
Other Countries*	89,935,808	–	–	89,935,808
Preferred Stock	984,117	–	–	984,117
Short-Term Investment Securities:
Collective Investment Pool	–	18,697,434	–	18,697,434
Time Deposit	–	4,015,000	–	4,015,000
Other Financial Instruments:+
Forward Foreign Currency Contracts — Appreciation	–	582,735	–	582,735
Forward Foreign Currency Contracts — Depreciation	–	(146,643)	–	(146,643)

Total	$239,028,628	$23,148,526	$–	$262,177,154

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	69.0%
Real Estate Operations & Development	20.0
Real Estate Management/Services	5.5
Time Deposits	2.2
Diversified Financial Services	1.0
Building & Construction — Misc.	0.8
Diversified Operations	0.6
Forestry	0.3
Building — Residential/Commercial	0.2
Hotels/Motels	0.2

99.8%

Country Allocation*

United States	48.2%
Japan	8.6
Australia	8.2
Hong Kong	7.6
United Kingdom	5.5
France	5.0
Bermuda	3.4
Singapore	3.0
Canada	2.6
Cayman Islands	2.0
Netherlands	1.6
Sweden	1.2
Luxembourg	0.9
Jersey	0.8
Brazil	0.8
New Zealand	0.3
Austria	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.0%
Australia — 8.2%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust	1,759,770	3,175,194
Challenger Diversified Property Group	1,895,688	816,043
Commonwealth Property Office Fund	2,066,981	1,789,025
Dexus Property Group	4,996,927	3,707,116
ING Office Fund	4,607,554	2,447,635
Macquarie Office Trust	5,435,419	1,468,599
Stockland	209,188	774,045
Westfield Group	815,303	9,117,649

		23,295,306

Austria — 0.1%
Conwert Immobilien Invest SE†	13,384	168,813

Bermuda — 3.4%
Hong Kong Land Holdings, Ltd.	903,000	4,469,850
Hopson Development Holdings, Ltd.	1,022,000	1,703,762
Kerry Properties, Ltd.	666,500	3,384,078

		9,557,690

Brazil — 0.8%
Multiplan Empreendimentos Imobiliarios SA	114,572	2,218,344

Canada — 2.6%
Allied Properties Real Estate Investment Trust	110,700	1,835,560
Chartwell Seniors Housing Real Estate Investment Trust	244,300	1,453,671
Cominar Real Estate Investment Trust	54,360	944,630
InnVest Real Estate Investment Trust	575,000	2,620,570
Morguard Real Estate Investment Trust	25,300	281,671
RioCan Real Estate Investment Trust†*	21,300	369,329

		7,505,431

Cayman Islands — 2.0%
China Resources Land, Ltd.	924,000	2,136,513
Glorious Property Holdings, Ltd.†	129,000	58,258
Renhe Commercial Holdings Co., Ltd.	458,000	92,190
Shimao Property Holdings, Ltd.	1,348,500	2,550,824
Shui On Land, Ltd.	1,208,000	709,208

		5,546,993

France — 5.0%
Mercialys SA	1	38
Societe Immobiliere de Location pour l’Industrie et le Commerce	21,931	2,734,879
Unibail-Rodamco SE	50,274	11,323,347

		14,058,264

Hong Kong — 7.6%
China Overseas Land & Investment, Ltd.	776,000	1,668,139
Hang Lung Properties, Ltd.	506,000	1,837,911
Henderson Land Development Co., Ltd.	828,000	5,822,672
Sun Hung Kai Properties, Ltd.	709,000	10,474,836
Wharf Holdings, Ltd.	307,000	1,657,789

		21,461,347

Japan — 8.6%
BLife Investment Corp.	178	815,456
Daikyo, Inc.†	271,000	564,322
Frontier Real Estate Investment Corp.	106	768,880
Fukuoka REIT Corp.	125	653,633
Japan Excellent, Inc.	137	621,286
Japan Real Estate Investment Corp.	90	655,946
Mitsubishi Estate Co., Ltd.	346,000	5,383,734
Mitsui Fudosan Co., Ltd.	457,000	7,877,487
Nippon Building Fund, Inc.	167	1,356,247

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Sumitomo Real Estate Sales Co., Ltd.	13,860	$566,009
Sumitomo Realty & Development Co., Ltd.	260,000	4,496,761
United Urban Investment Corp.	135	701,238

		24,460,999

Jersey — 0.8%
Atrium European Real Estate, Ltd.	333,554	2,379,030

Luxembourg — 0.9%
ProLogis European Properties†	403,125	2,481,782

Netherlands — 1.6%
Corio NV	3,922	267,364
Eurocommercial Properties NV	4,099	166,181
Vastned Offices/Industrial NV	128,465	2,362,985
Vastned Retail NV	23,953	1,542,790
Wereldhave NV	1,012	99,319

		4,438,639

New Zealand — 0.3%
Goodman Property Trust	998,527	743,855

Singapore — 3.0%
Allgreen Properties, Ltd.	787,000	648,251
Ascendas Real Estate Investment Trust	759,600	1,064,757
CapitaCommercial Trust	61,000	50,686
CapitaLand, Ltd.	2,156,000	6,277,948
CapitaMalls Asia, Ltd.†	195,000	322,652
Yanlord Land Group, Ltd.	112,000	178,035

		8,542,329

Sweden — 1.2%
Castellum AB	139,077	1,331,610
Hufvudstaden AB	265,761	2,058,523

		3,390,133

United Kingdom — 5.5%
Berkeley Group Holdings PLC†	46,094	658,956
British Land Co. PLC	109,778	804,373
Derwent London PLC	94,878	1,985,385
Great Portland Estates PLC	840,236	3,870,361
Hammerson PLC	430,772	2,839,612
Helical Bar PLC	113,196	620,108
Land Securities Group PLC	221,536	2,399,895
Liberty International PLC	185,275	1,418,824
Segro PLC	162,745	871,467
Shaftesbury PLC	9,567	58,013
Unite Group PLC†	29,999	133,249

		15,660,243

United States — 44.4%
Acadia Realty Trust	99,342	1,616,294
Alexandria Real Estate Equities, Inc.	32,900	1,854,573
AMB Property Corp.	52,300	1,231,665
American Campus Communities, Inc.	56,900	1,533,455
AvalonBay Communities, Inc.	49,016	3,540,916
Boston Properties, Inc.	99,460	6,661,831
Camden Property Trust	69,452	2,691,265
DCT Industrial Trust, Inc.	293,600	1,394,600
Digital Realty Trust, Inc.	139,800	6,802,668
EastGroup Properties, Inc.	40,300	1,528,176
Equity Residential	201,146	6,478,913
Essex Property Trust, Inc.	54,800	4,370,300
Federal Realty Investment Trust	12,509	804,579
HCP, Inc.	88,300	2,763,790
Health Care REIT, Inc.	109,043	4,857,866

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Highwoods Properties, Inc.	83,600	$2,558,996
Host Hotels & Resorts, Inc.	444,580	4,676,982
Jones Lang LaSalle, Inc.	13,861	705,109
Kilroy Realty Corp.	56,000	1,687,280
Kimco Realty Corp.	46,462	572,412
LaSalle Hotel Properties	55,500	1,033,965
Liberty Property Trust	109,400	3,242,616
Mack-Cali Realty Corp.	75,200	2,307,888
Mid-America Apartment Communities, Inc.	13,700	637,187
Nationwide Health Properties, Inc.	122,600	4,169,626
Plum Creek Timber Co., Inc.	23,929	825,311
ProLogis	236,979	3,099,685
Public Storage	84,682	6,738,993
Rayonier, Inc.	23,300	925,942
Regency Centers Corp.	62,170	2,080,830
Retail Opportunity Investments Corp.†	95,181	988,930
Senior Housing Properties Trust	145,500	3,022,035
Simon Property Group, Inc.	172,591	12,540,462
SL Green Realty Corp.	107,469	4,773,773
Starwood Hotels & Resorts Worldwide, Inc.	18,656	597,365
Tanger Factory Outlet Centers, Inc.	92,200	3,618,850
The Macerich Co.	84,781	2,523,082
Ventas, Inc.	136,662	5,866,900
Vornado Realty Trust	108,084	7,075,179
Washington Real Estate Investment Trust	40,196	1,049,116

		125,449,405

Total Common Stock
(cost $210,452,831)		271,358,603

PREFERRED STOCK — 0.2%
United States — 0.2%
Corporate Office Properties Trust 7.63%	253	5,814
LaSalle Hotel Properties 7.50%	836	16,595
LaSalle Hotel Properties 7.25%	2,936	57,839
Regency Centers Corp., Series C 7.45%	3,088	68,399
Vornado Realty Trust, Series I 6.63%	15,300	325,890

Total Preferred Stock
(cost $468,921)		474,537

ASSET BACKED SECURITIES — 1.0%
United States — 1.0%
Banc of America Commercial Mtg., Inc. Series 2001-PB1, Class E 6.23% due 05/11/35(3)	$250,000	257,494
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.46% due 04/12/38(3)(4)	168,000	167,435
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T18, Class A4 4.93% due 02/13/42(3)(4)	175,000	176,757
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(3)(4)	470,000	452,378
DLJ Commercial Mtg. Corp. Series 1998-CG1, Class B4 7.23% due 06/10/31*(3)(4)	340,000	347,072
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class AJ 5.30% due 12/15/44(3)(4)	25,000	19,816

Security Description	Shares/ Principal Amount	Market Value (Note 2)

United States (continued)
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/30(3)	$150,000	$149,366
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.21% due 11/14/42(3)(4)	80,000	64,299
Morgan Stanley Capital I Series 2005-HQ7, Class A4 5.21% due 11/14/42(3)(4)	200,000	203,292
Morgan Stanley Capital I Series 2005-T19, Class A4A 4.89% due 06/12/47(3)	240,000	238,917
Park Square Mtg. Trust Series 2000-CB50, Class B1 7.57% due 11/05/10*(1)(2)(3)(5)	75,000	78,750
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.21% due 10/15/44(3)(4)	600,000	544,955

Total Asset Backed Securities
(cost $2,325,076)		2,700,531

U.S. CORPORATE BONDS & NOTES — 0.4%
United States — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	102,440
Federal Realty Investment Trust Senior Notes 6.00% due 07/15/12	185,000	194,317
Federal Realty Investment Trust Senior Notes 5.40% due 12/01/13	304,000	313,563
Mack-Cali Realty Corp. Senior Notes 7.75% due 08/15/19	230,000	245,298
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	50,000	51,780
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	360,000	375,599

Total U.S. CORPORATE BONDS & NOTES
(cost $1,127,486)		1,282,997

RIGHTS — 0.0%
Luxembourg — 0.0%
ProLogis European Properties Expires 12/14/09 (cost $0)	403,125	0

Total Long-Term Investment Securities
(cost $214,374,314)		275,816,668

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09
(cost $6,368,000)	$6,368,000	6,368,000

TOTAL INVESTMENTS
(cost $220,742,314)(6)	99.8%	282,184,668
Other assets less liabilities	0.2	612,174

NET ASSETS —	100.0%	$282,796,842

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $795,151 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $78,750 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security — the rate reflected is as of November 30, 2009, maturity date reflects the stated maturity date.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Global Real Estate Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Par Share	% of Net Assets
Park Square Mtg. Trust 7.57% due 11/05/10	05/05/2009	$75,000	$81,141	$78,750	$105.00	0.03%

(6)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$23,295,306	$–	$0	$23,295,306
France	14,058,264	–	–	14,058,264
Hong Kong	21,461,347	–	–	21,461,347
Japan	24,460,999	–	–	24,460,999
United Kingdom	15,660,243	–	–	15,660,243
United States	125,449,405	–	–	125,449,405
Other Countries*	46,973,039	–	–	46,973,039
Preferred Stock	474,537	–	–	474,537
Asset Backed Securities	–	2,621,781	78,750	2,700,531
U.S. Corporate Bonds & Notes	–	1,282,997	–	1,282,997
Rights	0	–	–	0
Short-Term Investment Securities:
Time Deposit	–	6,368,000	–	6,368,000

Total	$271,833,140	$10,272,778	$78,750	$282,184,668

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities
Balance as of 5/31/2009	$–	$82,500
Accrued discounts/premiums	–	–
Realized gain(loss)	–	–
Change in unrealized appreciation(depreciation)	–	(3,750)
Net purchases(sales)	0	–
Transfers in and/or out of Level 3	–	–

Balance as of 11/30/2009	$0	$78,750

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Medical — Drugs	7.1%
Diversified Banking Institutions	6.1
Banks — Commercial	6.1
Oil Companies — Exploration & Production	3.5
Telephone — Integrated	3.3
Commercial Paper	2.9
Oil Companies — Integrated	2.8
Computers	2.6
Multimedia	2.4
Food — Misc.	2.3
Collective Investment Pool	2.1
Diversified Minerals	1.8
Applications Software	1.7
Insurance — Multi-line	1.5
Cosmetics & Toiletries	1.5
Insurance — Life/Health	1.4
Beverages — Non-alcoholic	1.3
Insurance — Property/Casualty	1.3
Transport — Rail	1.3
Oil — Field Services	1.2
Web Portals/ISP	1.2
Electric — Integrated	1.2
Enterprise Software/Service	1.2
Medical — Biomedical/Gene	1.2
Pipelines	1.2
Repurchase Agreements	1.1
Auto — Cars/Light Trucks	1.1
Networking Products	1.1
Chemicals — Diversified	1.1
Industrial Gases	1.1
Retail — Drug Store	1.0
Retail — Restaurants	0.9
Real Estate Investment Trusts	0.9
Medical Instruments	0.9
Wireless Equipment	0.8
Gas — Distribution	0.8
Consumer Products — Misc.	0.8
Food — Retail	0.8
Medical — HMO	0.8
Diversified Manufacturing Operations	0.7
Banks — Super Regional	0.7
Real Estate Operations & Development	0.7
Building — Heavy Construction	0.7
Machinery — Construction & Mining	0.7
Distribution/Wholesale	0.6
Gold Mining	0.6
Semiconductor Equipment	0.6
Retail — Discount	0.6
Banks — Fiduciary	0.5
Auto/Truck Parts & Equipment — Original	0.5
Retail — Apparel/Shoe	0.5
Agricultural Chemicals	0.5
Cable/Satellite TV	0.5
Soap & Cleaning Preparation	0.5
Finance — Credit Card	0.4
Medical Products	0.4
Office Automation & Equipment	0.4
Metal — Copper	0.4
Insurance Brokers	0.4
Machinery — Farming	0.4
Finance — Investment Banker/Broker	0.4
Electronic Components — Semiconductors	0.4
Computers — Memory Devices	0.4
Diversified Operations	0.4
Metal Processors & Fabrication	0.4
Food — Wholesale/Distribution	0.4
Water	0.4
Oil Refining & Marketing	0.4
U.S. Government Treasuries	0.4

Public Thoroughfares	0.4
Telecom Services	0.3
Electronic Components — Misc.	0.3
Transport — Services	0.3
Insurance — Reinsurance	0.3
Retail — Building Products	0.3
Athletic Footwear	0.3
Steel — Producers	0.3
Finance — Other Services	0.3
Chemicals — Specialty	0.3
Containers — Metal/Glass	0.3
Audio/Video Products	0.3
Retail — Regional Department Stores	0.3
Electric Products — Misc.	0.2
Photo Equipment & Supplies	0.2
Paper & Related Products	0.2
Electric — Transmission	0.2
Cellular Telecom	0.2
Airlines	0.2
Power Converter/Supply Equipment	0.2
Building & Construction — Misc.	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Office Supplies	0.2
Electric — Generation	0.2
Steel Pipe & Tube	0.2
Coatings/Paint	0.2
Retail — Jewelry	0.2
Retail — Major Department Stores	0.2
Pharmacy Services	0.2
Food — Confectionery	0.2
Building Products — Cement	0.2
Printing — Commercial	0.2
Energy — Alternate Sources	0.2
Machinery — General Industrial	0.2
E-Commerce/Products	0.2
Food — Dairy Products	0.2
Real Estate Management/Services	0.2
Investment Management/Advisor Services	0.2
Telecommunication Equipment	0.1
Telecom Equipment — Fiber Optics	0.1
Retail — Misc./Diversified	0.1
Building Products — Doors & Windows	0.1
Mining	0.1
Electric — Distribution	0.1
Sugar	0.1
Medical — Wholesale Drug Distribution	0.1
Metal — Diversified	0.1
Building — Residential/Commercial	0.1
Cruise Lines	0.1
Advertising Agencies	0.1
Oil Field Machinery & Equipment	0.1
Commercial Services — Finance	0.1
Filtration/Separation Products	0.1
Investment Companies	0.1
Textile — Products	0.1
Advertising Services	0.1
Building & Construction Products — Misc.	0.1
Machinery — Electrical	0.1
Engineering/R&D Services	0.1
Food — Catering	0.1
Transport — Marine	0.1
Electronic Measurement Instruments	0.1
Independent Power Producers	0.1
Computers — Periphery Equipment	0.1
Seismic Data Collection	0.1
Diversified Financial Services	0.1
Appliances	0.1
Internet Security	0.1
Security Services	0.1

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Recreational Vehicles	0.1%
Retail — Automobile	0.1
E-Commerce/Services	0.1
Transport — Truck	0.1
Platinum	0.1
Food — Baking	0.1
Resorts/Theme Parks	0.1
Commercial Services	0.1
Travel Services	0.1
Apparel Manufacturers	0.1
Silver Mining	0.1
Human Resources	0.1
Diversified Operations/Commercial Services	0.1
Television	0.1

101.8%

Country Allocation*

United States	50.1%
Japan	9.5
United Kingdom	9.5
France	4.7
Canada	4.7
Australia	3.9
Germany	3.6
Switzerland	3.4
Italy	2.3
Spain	2.2
Sweden	1.5
Netherlands	1.3
Hong Kong	0.8
Netherlands Antilles	0.8
Singapore	0.5
Finland	0.5
Norway	0.5
Bermuda	0.5
Belgium	0.3
Austria	0.3
Denmark	0.2
Ireland	0.2
Greece	0.2
Jersey	0.2
New Zealand	0.1

101.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.1%
Australia — 3.9%
AGL Energy, Ltd.	8,793	$111,461
Alumina, Ltd.†	50,054	70,600
Amcor, Ltd.	24,691	133,652
AMP, Ltd.	38,895	220,156
Arrow Energy, Ltd.†	6,279	22,429
Asciano Group†	36,361	55,117
ASX, Ltd.	940	28,463
Australia and New Zealand Banking Group, Ltd.	35,456	719,303
BGP Holdings PLC†(3)(4)	60,919	0
BHP Billiton, Ltd.	51,671	1,954,542
BlueScope Steel, Ltd.	32,601	80,919
Boral, Ltd.	3,675	18,849
Brambles, Ltd.	24,042	145,332
Commonwealth Bank of Australia	23,014	1,112,946
Computershare, Ltd.	4,363	42,718
CSL, Ltd.	10,169	293,757
CSR, Ltd.	22,297	35,125
Dexus Property Group	22,849	16,951
Fairfax Media, Ltd.	21,714	32,517
Fortescue Metals Group, Ltd.†	21,529	83,014
Goodman Group	75,432	41,453
GPT Group	104,789	57,106
Incitec Pivot, Ltd.	26,840	70,061
Insurance Australia Group, Ltd.	13,572	48,728
Leighton Holdings, Ltd.	3,312	108,295
Macquarie Group, Ltd.	5,029	221,091
Macquarie Infrastructure Group	31,356	37,335
MAp Group	11,474	27,954
Mirvac Group	31,320	45,180
National Australia Bank, Ltd.	30,139	790,035
Newcrest Mining, Ltd.	7,044	237,354
Orica, Ltd.	9,032	206,645
Origin Energy, Ltd.	15,872	226,925
OZ Minerals, Ltd.†	29,539	33,007
Qantas Airways, Ltd.	15,943	37,966
QBE Insurance Group, Ltd.	18,075	368,181
Santos, Ltd.	12,511	168,674
Sims Metal Management, Ltd.	3,706	71,960
SP AusNet	289,387	227,943
Stockland	28,587	105,779
Suncorp - Metway, Ltd.	16,064	129,180
Telstra Corp., Ltd.	37,252	116,346
Toll Holdings, Ltd.	6,117	45,549
Transurban Group	18,970	94,865
Westfield Group	43,003	480,909
Westpac Banking Corp.	48,467	1,071,597
Woodside Petroleum, Ltd.	9,074	405,155
WorleyParsons, Ltd.	3,101	75,322

		10,728,446

Austria — 0.3%
Erste Group Bank AG	2,299	93,482
OMV AG	11,600	490,839
Voestalpine AG	4,242	150,577

		734,898

Belgium — 0.3%
Belgacom SA	5,878	222,551
Colruyt SA	276	70,142
Fortis†	45,562	191,900
KBC Groep NV†	5,678	252,705
Solvay SA	1,331	140,459

		877,757

Security Description	Shares	Market Value (Note 2)

Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	68,000	$252,256
Esprit Holdings, Ltd.	19,469	131,132
Kerry Properties, Ltd.	7,000	35,542
Li & Fung, Ltd.	60,000	241,160
Mongolia Energy Co., Ltd.†	27,000	16,479
Noble Group, Ltd.	233,000	521,893
NWS Holdings, Ltd.	15,000	29,148
Seadrill, Ltd.	3,000	69,353

		1,296,963

Canada — 4.7%
Agnico - Eagle Mines, Ltd.	2,200	137,161
Agrium, Inc.	2,800	155,839
Alimentation Couche - Tard, Inc.	4,600	95,278
Bank of Montreal	7,600	387,057
Bank of Nova Scotia	15,600	716,885
Barrick Gold Corp.	13,700	582,321
BCE, Inc.	4,700	124,336
Brookfield Asset Management, Inc.	9,200	193,083
Canadian Imperial Bank of Commerce	5,400	351,660
Canadian Natural Resources, Ltd.	9,100	607,615
Canadian Oil Sands Trust	5,700	157,973
Canadian Pacific Railway, Ltd.	2,800	135,225
Canadian Tire Corp., Ltd.	500	26,156
Eldorado Gold Corp.†	2,600	34,612
Empire Co., Ltd., Class A	800	33,731
Enbridge, Inc.	6,000	255,884
Enerplus Resources Fund	1,000	22,882
Ensign Energy Services, Inc.	900	12,314
Fairfax Financial Holdings, Ltd.	200	71,272
First Quantum Minerals, Ltd.	1,500	117,012
Fortis, Inc. Canada	15,600	385,935
George Weston Ltd.	2,100	122,868
Gildan Activewear, Inc.†	1,000	19,282
Goldcorp, Inc.	10,300	430,094
Great - West Lifeco, Inc.	1,800	41,308
Husky Energy, Inc.	5,500	144,353
IAMGOLD Corp.	2,800	52,769
Imperial Oil, Ltd.	5,400	207,476
Inmet Mining Corp.	600	36,015
Ivanhoe Mines Ltd.†	2,400	28,380
Kinross Gold Corp.	9,800	195,183
Loblaw Cos., Ltd.	4,300	134,777
Magna International, Inc.	2,200	104,851
Manulife Financial Corp.	24,600	429,812
Nexen, Inc.	8,500	199,976
Niko Resources, Ltd.	200	16,741
Pan American Silver Corp.†	700	17,483
Penn West Energy Trust	7,700	134,972
Potash Corp. of Saskatchewan, Inc.	4,700	525,043
Power Corp. of Canada	4,400	109,687
Power Financial Corp.	500	13,033
Research In Motion, Ltd.†	7,200	415,941
Rogers Communications, Inc., Class B	6,700	201,559
Royal Bank of Canada	20,600	1,108,855
Shaw Communications, Inc., Class B	6,200	119,841
Sherritt International Corp.	3,200	20,345
Shoppers Drug Mart Corp.	11,600	475,035
Silver Wheaton Corp.†	4,600	73,921
Sino - Forest Corp.†	2,600	45,501
Sun Life Financial, Inc.	11,100	306,686
Suncor Energy, Inc.	25,500	915,719
Talisman Energy, Inc.	21,900	377,658
Teck Resources, Ltd.†	8,100	280,054

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
TELUS Corp. (Non Voting Shares)	2,200	$66,705
Thomson Corp.	4,200	132,916
Toronto - Dominion Bank	12,600	793,439
TransAlta Corp.	3,200	66,947
Viterra, Inc.†	3,000	30,273
Yamana Gold, Inc.	10,700	141,835

		13,141,564

Cayman Islands — 0.0%
Kingboard Chemical Holdings, Ltd.	3,000	12,058

Denmark — 0.2%
Danske Bank A/S†	9,241	199,041
Novo Nordisk A/S, Class B	1,802	120,893
Vestas Wind Systems A/S†	4,174	293,081

		613,015

Finland — 0.5%
Kesko Oyj, Class B	2,940	100,034
Metso Oyj	12,210	392,713
Neste Oil Oyj	28,183	490,891
Rautaruukki Oyj	5,788	120,457
Stora Enso Oyj, Class R†	30,557	233,544

		1,337,639

France — 4.7%
Alcatel - Lucent†	118,939	399,870
AXA SA	21,067	502,018
BNP Paribas	17,452	1,441,279
Compagnie Generale de Geophysique-Veritas†	11,431	233,176
Credit Agricole SA	18,428	381,301
Eiffage SA	1,011	54,871
Eramet	165	53,429
France Telecom SA	56,480	1,469,292
Groupe Danone SA	19,429	1,161,402
Hermes International	634	90,153
L’Oreal SA	7,857	852,501
Lagardere SCA	4,581	195,112
Legrand SA	17,586	483,103
Natixis†	29,559	157,564
Peugeot SA†	4,511	159,550
PPR	3,125	378,203
Publicis Groupe SA	4,602	177,176
Sanofi - Aventis SA	11,987	905,714
Societe Generale	8,967	631,346
Suez Environnement SA	11,792	262,319
Technip SA	2,943	200,802
Vallourec SA	2,949	493,287
Veolia Environnement	15,066	510,021
Vinci SA	12,976	717,503
Vivendi SA	44,796	1,290,786

		13,201,778

Germany — 3.4%
Allianz SE	8,599	1,056,447
BASF SE	27,129	1,635,941
Bayerische Motoren Werke AG	8,173	385,653
Beiersdorf AG	6,321	411,068
Celesio AG	2,135	56,326
Commerzbank AG†	12,974	121,173
Deutsche Telekom AG	97,169	1,432,779
Fresenius SE	1,000	57,975
GEA Group AG	3,194	67,335
Hochtief AG	2,864	224,913
Infineon Technologies AG†	22,476	107,659

Security Description	Shares	Market Value (Note 2)

Germany (continued)
K+S AG	5,932	$357,357
Linde AG	8,542	1,050,213
Metro AG	5,307	333,491
Muenchener Rueckversicherungs AG	5,704	894,427
Puma AG Rudolf Dassler Sport	310	106,502
Salzgitter AG	1,392	132,830
SAP AG	15,471	739,194
Suedzucker AG	15,499	338,616
United Internet AG†	6,972	94,115

		9,604,014

Greece — 0.2%
Coca - Cola Hellenic Bottling Co. SA	9,350	206,942
Hellenic Petroleum SA	24,610	288,604
Public Power Corp. SA†	2,888	58,283

		553,829

Hong Kong — 0.8%
BOC Hong Kong Holdings, Ltd.	34,000	78,178
Hang Lung Properties, Ltd.	36,000	130,760
Hang Seng Bank, Ltd.	7,000	102,425
Henderson Land Development Co., Ltd.	32,000	225,031
Hong Kong & China Gas Co., Ltd.	39,000	93,096
Hong Kong Exchanges and Clearing, Ltd.	16,800	299,580
Hongkong Electric Holdings, Ltd.	80,500	437,294
MTR Corp., Ltd.	15,500	52,500
New World Development Co., Ltd.	64,000	131,798
Sino Land Co., Ltd.	42,000	79,881
Sun Hung Kai Properties, Ltd.	34,000	502,319
Swire Pacific, Ltd., Class A	10,500	120,444
Wharf Holdings, Ltd.	20,000	107,999

		2,361,305

Ireland — 0.2%
CRH PLC (Dublin)	18,251	459,853
Kerry Group PLC	4,389	130,106

		589,959

Italy — 2.3%
A2A SpA	371,866	724,213
ACEA SpA	25,175	289,749
Assicurazioni Generali SpA	10,017	258,856
Atlantia SpA	12,488	322,524
Banco Popolare SC†	4,176	34,237
ENI SpA	67,308	1,667,596
Intesa Sanpaolo SpA†	127,429	552,019
Mediaset SpA	15,940	120,990
Parmalat SpA	128,219	373,118
Saras SpA	17,398	53,162
Telecom Italia SpA (Chi-X)	56,220	89,989
Telecom Italia SpA RSP (Milan)	757,530	857,084
Terna Rete Elettrica Nazionale SpA	64,292	267,168
UniCredit SpA†	248,255	848,046

		6,458,751

Japan — 9.5%
Advantest Corp.	1,800	40,023
Aeon Co., Ltd.	37,000	297,918
Aeon Mall Co., Ltd.	1,000	18,336
Aisin Seiki Co., Ltd.	5,100	123,311
Ajinomoto Co., Inc.	15,000	140,733
All Nippon Airways Co., Ltd.	12,000	31,513
Amada Co., Ltd.	11,000	63,628
Asahi Glass Co., Ltd.	38,000	331,907
Astellas Pharma, Inc.	9,300	343,209

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Benesse Holdings Inc.	400	$17,862
Canon Marketing Japan, Inc.	5,600	82,147
Canon, Inc.	20,500	789,739
Casio Computer Co., Ltd.	4,000	29,061
Central Japan Railway Co.	35	253,066
Chugai Pharmaceutical Co., Ltd.	4,100	77,788
Chuo Mitsui Trust Holdings, Inc.	5,000	17,584
Coca - Cola West Co., Ltd.	15,500	286,904
Cosmo Oil Co., Ltd.	5,000	10,759
Dai Nippon Printing Co., Ltd.	16,000	197,501
Daido Steel Co., Ltd.	8,000	26,284
Daihatsu Motor Co., Ltd.	37,000	347,571
Daiichi Sankyo Co., Ltd.	12,500	244,823
Daito Trust Construction Co., Ltd.	1,200	57,057
Daiwa House Industry Co., Ltd.	10,000	100,532
Daiwa Securities Group, Inc.	33,000	177,522
Denso Corp.	12,000	335,261
Dentsu, Inc.	5,800	124,669
Dowa Holdings Co., Ltd.	2,000	10,689
East Japan Railway Co.	7,700	543,383
Eisai Co., Ltd.	5,000	183,364
Elpida Memory, Inc.†	1,100	13,553
Fast Retailing Co., Ltd.	1,000	181,397
Fuji Media Holdings, Inc.	12	17,936
FUJIFILM Holdings Corp.	11,300	307,861
Furukawa Electric Co., Ltd.	15,000	55,530
GS Yuasa Corp.	5,000	35,169
Hankyu Hanshin Holdings, Inc.	32,000	148,450
Hino Motors, Ltd.†	13,000	38,801
Hitachi Chemical Co., Ltd.	900	17,627
Hitachi Construction Machinery Co., Ltd.	3,500	81,791
Hitachi Metals, Ltd.	7,000	61,060
Honda Motor Co., Ltd.	33,300	1,040,143
Ibiden Co., Ltd.	2,300	77,696
Idemitsu Kosan Co., Ltd.	400	24,526
INPEX Corp.	16	124,757
Isetan Mitsukoshi Holdings, Ltd.	7,600	65,238
Isuzu Motors, Ltd.†	108,000	184,914
Ito En, Ltd.	7,900	127,493
J Front Retailing Co., Ltd.	9,000	37,795
Japan Airlines Corp.†	25,000	26,608
JGC Corp.	4,000	74,826
JS Group Corp.	4,300	70,241
JSR Corp.	4,000	76,770
JTEKT Corp.	9,500	93,088
Jupiter Telecommunications Co., Ltd.	93	87,255
Kao Corp.	13,700	336,002
Kawasaki Kisen Kaisha, Ltd.†	13,000	37,749
KDDI Corp.	47	253,922
Keihin Electric Express Railway Co., Ltd.	4,000	32,485
Keyence Corp.	1,000	200,949
Kikkoman Corp.	3,000	34,880
Kintetsu Corp.	36,000	138,686
Konica Minolta Holdings, Inc.	9,500	87,483
Kubota Corp.	28,000	246,506
Kuraray Co., Ltd.	7,500	90,149
Kurita Water Industries, Ltd.	3,000	94,748
Kyocera Corp.	3,700	294,493
Makita Corp.	2,300	77,696
Maruichi Steel Tube, Ltd.	2,400	45,618
Mazda Motor Corp.†	101,000	214,993
Mitsubishi Chemical Holdings Corp.	37,000	134,405
Mitsubishi Estate Co., Ltd.	23,000	357,878
Mitsubishi Logistics Corp.	1,000	10,551

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Mitsubishi Materials Corp.†	37,000	$88,177
Mitsubishi Motors Corp.†	180,000	243,637
Mitsubishi Tanabe Pharma Corp.	3,000	39,565
Mitsubishi UFJ Financial Group, Inc.	148,700	829,169
Mitsui Chemicals, Inc.	12,000	30,125
Mitsui Fudosan Co., Ltd.	18,000	310,273
Mitsui O.S.K. Lines, Ltd.	25,000	139,692
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,200	215,340
Mitsumi Electric Co., Ltd.	1,200	18,686
Mizuho Financial Group, Inc.	184,800	346,340
Mizuho Securities Co., Ltd.	3,000	9,787
Murata Manufacturing Co., Ltd.	4,900	232,982
NGK Insulators, Ltd.	6,000	131,675
NGK Spark Plug Co., Ltd.	3,000	32,311
Nidec Corp.	2,100	184,394
Nikon Corp.	8,000	144,378
Nippon Building Fund, Inc.	8	64,970
Nippon Electric Glass Co., Ltd.	6,000	71,356
Nippon Express Co., Ltd.	18,000	79,963
Nippon Meat Packers, Inc.	3,000	37,136
Nippon Mining Holdings, Inc.	16,000	62,749
Nippon Sheet Glass Co., Ltd.	14,000	35,470
Nippon Telegraph and Telephone Corp.	10,500	455,518
Nippon Yusen Kabushiki Kaisha	30,000	93,360
Nipponkoa Insurance Co., Ltd.	6,000	35,678
Nisshin Seifun Group, Inc.	3,000	40,606
Nisshin Steel Co., Ltd.	28,000	41,786
Nissin Foods Holdings Co., Ltd.	1,800	66,011
Nitori Co., Ltd.	300	25,127
Nitto Denko Corp.	3,400	108,954
NOK Corp.	1,400	16,261
Nomura Holdings, Inc.	59,000	424,549
Nomura Real Estate Holdings, Inc.	600	9,315
Nomura Research Institute, Ltd.	2,700	56,911
NSK, Ltd.	15,000	92,665
NTN Corp.	12,000	45,257
NTT Data Corp.	44	124,660
NTT DoCoMo, Inc.	278	421,310
Obayashi Corp.	9,000	29,986
Odakyu Electric Railway Co., Ltd.	13,000	106,779
Olympus Corp.	4,000	121,472
Ono Pharmaceutical Co., Ltd.	700	32,311
Oracle Corp.	1,700	77,291
Oriental Land Co., Ltd.	2,500	177,869
ORIX Corp.	1,820	125,909
Osaka Gas Co., Ltd.	69,000	251,446
Panasonic Corp.	39,200	503,832
Panasonic Electric Works Co., Ltd.	19,000	217,388
Rakuten, Inc.	148	119,509
Resona Holdings, Inc.	7,800	83,378
Rohm Co., Ltd.	2,200	144,563
Sanyo Electric Co., Ltd.†	20,000	35,863
SBI Holdings, Inc.	155	26,144
Secom Co., Ltd.	4,600	214,993
Seiko Epson Corp.	16,700	258,692
Sekisui Chemical Co., Ltd.	10,000	59,463
Sekisui House, Ltd.	13,000	114,600
Sharp Corp.	22,000	251,458
Shimamura Co., Ltd.	300	28,077
Shimano, Inc.	400	16,705
Shimizu Corp.	14,000	48,427
Shin - Etsu Chemical Co., Ltd.	7,300	396,078
Shionogi & Co., Ltd.	4,000	86,164
Shiseido Co., Ltd.	8,000	157,982

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Showa Shell Sekiyu K.K.	3,600	$30,444
SMC Corp.	2,500	281,120
Softbank Corp.	11,100	265,814
Sompo Japan Insurance, Inc.	16,000	100,324
Sony Financial Holdings, Inc.	14	42,126
Square Enix Holdings Co., Ltd.	1,400	30,465
Stanley Electric Co., Ltd.	2,100	41,592
Sumco Corp.	2,600	44,426
Sumitomo Chemical Co., Ltd.	38,000	149,468
Sumitomo Electric Industries, Ltd.	29,000	342,874
Sumitomo Metal Industries, Ltd.	89,000	225,486
Sumitomo Mitsui Financial Group, Inc.	13,300	438,512
Sumitomo Realty & Development Co., Ltd.	7,000	121,067
Sumitomo Rubber Industries, Ltd.	1,800	14,139
T&D Holdings, Inc.	4,900	113,373
Takashimaya Co., Ltd.	6,000	38,524
Takeda Pharmaceutical Co., Ltd.	14,900	620,546
TDK Corp.	2,400	125,220
Teijin, Ltd.	20,000	62,471
Terumo Corp.	3,100	175,370
The Bank of Yokohama, Ltd.	8,000	38,871
The Chiba Bank, Ltd.	3,000	19,748
The Sumitomo Trust & Banking Co., Ltd.	21,000	112,483
THK Co., Ltd.	2,800	46,030
Tobu Railway Co., Ltd.	11,000	61,083
Toho Co., Ltd.	1,800	28,820
Toho Gas Co., Ltd.	5,000	28,054
Tokuyama Corp.	2,000	11,499
Tokyo Broadcasting System, Inc.	1,100	17,103
Tokyo Electron, Ltd.	3,300	180,194
Tokyo Gas Co., Ltd.	71,000	292,411
Tokyo Steel Manufacturing Co., Ltd.	3,500	39,519
Tokyu Corp.	20,000	87,691
TonenGeneral Sekiyu K.K.	7,000	61,060
Toppan Printing Co., Ltd.	13,000	105,426
Toray Industries, Inc.	30,000	159,301
Toyo Seikan Kaisha, Ltd.	3,900	58,383
Toyo Suisan Kaisha, Ltd.	1,000	27,244
Toyoda Gosei Co., Ltd.	1,600	43,961
Toyota Boshoku Corp.	1,800	35,400
Toyota Industries Corp.	7,100	194,667
Trend Micro, Inc.	2,200	78,644
Unicharm Corp.	1,400	142,851
UNY Co., Ltd.	10,000	72,304
USS Co., Ltd.	3,240	201,282
West Japan Railway Co.	42	155,969
Yahoo! Japan Corp.	423	126,401
Yakult Honsha Co., Ltd.	2,300	71,709
Yamada Denki Co., Ltd.	1,860	111,677
Yamaha Motor Co., Ltd.	17,800	208,188
Yamato Holdings Co., Ltd.	8,000	110,875
Yamato Kogyo Co., Ltd.	1,800	56,432
Yamazaki Baking Co., Ltd.	2,000	24,688

		26,429,713

Jersey — 0.2%
Petrofac, Ltd.	22,644	362,458
Shire PLC	6,350	123,790

		486,248

Mauritius — 0.0%
Golden Agri - Resources, Ltd.†	97,000	32,240

Netherlands — 1.3%
Aegon NV†	68,547	492,711

Security Description	Shares	Market Value (Note 2)

Netherlands (continued)
ASML Holding NV	21,677	$665,955
ING Groep NV†	37,869	352,773
James Hardie Industries NV CDI†	2,782	20,588
Koninklijke Ahold NV	79,317	1,069,386
Koninklijke KPN NV	47,783	848,069
Randstad Holding NV†	3,498	152,635
STMicroelectronics NV	10,006	80,366

		3,682,483

Netherlands Antilles — 0.8%
Schlumberger, Ltd.	36,460	2,329,429

New Zealand — 0.1%
Contact Energy, Ltd.†	47,981	201,401

Norway — 0.5%
Norsk Hydro ASA†	6,998	49,322
Orkla ASA	4,995	45,943
StatoilHydro ASA	49,642	1,215,837

		1,311,102

Singapore — 0.5%
CapitaLand, Ltd.	38,000	110,650
DBS Group Holdings, Ltd.	36,000	372,486
Jardine Cycle & Carriage, Ltd.	6,000	105,260
Oversea - Chinese Banking Corp., Ltd.	26,000	157,428
Singapore Airlines, Ltd.	25,000	240,246
Singapore Exchange, Ltd.	6,000	34,075
Singapore Telecommunications, Ltd.	114,000	241,344
United Overseas Bank, Ltd.	13,000	176,965

		1,438,454

Spain — 2.2%
Abertis Infraestructuras SA	22,895	521,686
Acciona SA	2,957	379,627
ACS Actividades de Construccion y Servicios SA	9,447	470,238
Banco Bilbao Vizcaya Argentaria SA	60,178	1,133,571
Banco Santander SA	153,317	2,626,734
Gamesa Corp. Tecnologica SA	8,214	156,639
Iberdrola Renovables SA	58,430	279,877
Industria de Diseno Textil SA	3,312	211,010
Red Electrica Corp. SA	6,700	366,198

		6,145,580

Sweden — 1.5%
Alfa Laval AB	24,198	322,626
Assa Abloy AB, Class B	6,833	125,554
Atlas Copco AB, Class B	31,455	395,920
Electrolux AB, Class B†	9,269	226,821
Hennes & Mauritz AB, Class B	7,165	423,741
Holmen AB	8,487	208,780
Husqvarna AB, Class B†	5,664	39,485
Nordea Bank AB	98,152	1,017,907
Skanska AB, Class B	15,684	264,567
Svenska Cellulosa AB, Class B	14,411	198,443
Svenska Handelsbanken AB, Class A	15,024	430,793
Swedbank AB, Class A†	12,063	115,239
Tele2 AB, Class B	20,294	310,892

		4,080,768

Switzerland — 3.4%
Aryzta AG	4,097	154,996
Baloise Holding AG	457	38,104
Credit Suisse Group AG	19,695	1,019,603
Givaudan SA	157	124,262
Julius Baer Group, Ltd.	2,858	94,323

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Kuehne & Nagel International AG	2,640	$254,945
Lindt & Spruengli AG	109	250,457
Logitech International SA†	14,233	234,938
Novartis AG	43,278	2,402,059
Roche Holding AG	14,372	2,350,858
Sonova Holding AG	832	98,818
Syngenta AG	2,269	601,558
The Swatch Group AG	10,075	481,458
The Swatch Group AG, Class B	165	41,544
UBS AG†	52,712	817,615
Zurich Financial Services AG	1,751	377,238

		9,342,776

United Kingdom — 9.5%
Anglo American PLC†	21,772	932,319
Antofagasta PLC	44,381	657,465
Associated British Foods PLC	67,745	897,708
AstraZeneca PLC	37,622	1,681,604
Aviva PLC	74,500	453,962
Balfour Beatty PLC	31,910	134,125
Berkeley Group Holdings PLC†	3,919	56,026
BG Group PLC	92,117	1,671,504
BHP Billiton PLC	59,472	1,817,329
British Airways PLC†	11,096	35,650
British Land Co. PLC	33,427	244,929
British Sky Broadcasting Group PLC	44,399	386,751
BT Group PLC	243,840	562,400
Burberry Group PLC	6,090	57,106
Cable & Wireless PLC	90,049	210,210
Cadbury PLC	74,235	984,319
Cairn Energy PLC†	17,551	889,293
Carnival PLC†	9,851	330,276
Centrica PLC	166,267	696,396
Compass Group PLC	38,757	274,674
Drax Group PLC	34,435	232,487
Eurasian Natural Resources Corp.	21,336	302,385
FirstGroup PLC	13,617	87,656
Fresnillo PLC	5,987	83,029
GlaxoSmithKline PLC	87,323	1,805,744
HSBC Holdings PLC	296,886	3,453,037
International Power PLC	79,623	362,705
Invensys PLC	120,909	556,940
Investec PLC	16,722	118,263
Kingfisher PLC	56,906	222,057
Land Securities Group PLC	15,114	163,730
Legal & General Group PLC	211,930	269,678
Lonmin PLC†	6,392	186,650
Man Group PLC, Class B	13,002	68,104
Old Mutual PLC†	59,907	111,858
Pearson PLC	41,747	569,340
Prudential PLC	71,612	736,894
Reckitt Benckiser Group PLC	25,145	1,282,347
Rexam PLC	17,008	77,616
RSA Insurance Group PLC	120,381	231,309
Standard Chartered PLC	33,345	814,061
The Sage Group PLC	120,332	422,245
Thomas Cook Group PLC	13,776	48,045
TUI Travel PLC	30,581	123,709
Tullow Oil PLC	33,873	687,640
United Utilities Group PLC	30,808	241,602
Wolseley PLC†	4,457	85,054

		26,318,231

Security Description	Shares	Market Value (Note 2)

United States — 43.6%
Abbott Laboratories	45,187	$2,462,240
Aflac, Inc.	15,789	726,768
Air Products & Chemicals, Inc.	5,383	446,412
Allegheny Energy, Inc.	16,003	351,746
Allergan, Inc.	2,702	157,067
Amazon.com, Inc.†	3,304	449,047
American Express Co.	25,740	1,076,704
Amgen, Inc.†	37,468	2,111,322
Annaly Capital Management, Inc.	40,178	739,677
AON Corp.	14,846	574,986
Apache Corp.	17,804	1,696,365
Apple, Inc.†	17,253	3,449,047
Applied Materials, Inc.	68,605	844,528
Ball Corp.	5,625	277,931
Bank of America Corp.	159,366	2,525,951
BB&T Corp.	6,849	170,540
BlackRock, Inc.#	1,112	252,513
Boston Scientific Corp.†	36,727	307,405
Bristol - Myers Squibb Co.	81,844	2,071,472
Broadcom Corp., Class A†	14,322	418,202
C.H. Robinson Worldwide, Inc.#	4,397	245,089
Calpine Corp.†	12,263	136,365
Capital One Financial Corp.	7,516	288,314
Cardinal Health, Inc.	8,685	279,918
Caterpillar, Inc.#	22,807	1,331,701
CenterPoint Energy, Inc.	65,184	864,992
CenturyTel, Inc.#	41,741	1,485,562
Chesapeake Energy Corp.	33,116	792,135
Chubb Corp.	18,552	930,197
Cisco Systems, Inc.†	128,144	2,998,570
Citigroup, Inc.	298,782	1,227,994
Clorox Co.	6,549	394,708
CME Group, Inc.	914	300,002
Colgate - Palmolive Co.	23,698	1,995,135
Corning, Inc.	23,924	399,052
Crown Holdings, Inc.†	5,097	128,291
CSX Corp.	13,739	652,328
CVS Caremark Corp.	40,924	1,269,053
Danaher Corp.	11,512	816,431
Deere & Co.	17,246	922,833
Dell, Inc.†	41,118	580,586
Devon Energy Corp.	25,306	1,704,359
DIRECTV†#	21,851	691,147
Discover Financial Services	10,418	161,062
Dynegy, Inc., Class A†	54,920	99,405
eBay, Inc.†	3,296	80,653
Ecolab, Inc.	14,809	665,072
El Paso Corp.	46,116	440,869
Eli Lilly & Co.	42,257	1,552,100
EMC Corp.†	58,187	979,287
EOG Resources, Inc.	13,702	1,185,086
Equity Residential	7,907	254,684
Expeditors International of Washington, Inc.	5,728	182,895
First Solar, Inc.†#	1,633	194,507
Franklin Resources, Inc.	1,623	175,333
General Mills, Inc.	9,408	639,744
Genuine Parts Co.	19,242	689,441
Gilead Sciences, Inc.†	19,020	875,871
Google, Inc., Class A†	5,463	3,184,929
Halliburton Co.	19,938	585,380
Harsco Corp.	8,243	255,780
Hess Corp.	21,178	1,227,477
Hewlett - Packard Co.	57,574	2,824,580
Hubbell, Inc., Class B	3,600	163,476

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Jacobs Engineering Group, Inc.†	3,703	$129,568
JP Morgan Chase & Co.	81,620	3,468,034
Kellogg Co.	1,303	68,512
Kimberly - Clark Corp.	26,545	1,751,174
Kohl’s Corp.†	11,748	624,289
Kraft Foods, Inc., Class A	69,206	1,839,495
Loews Corp.	3,746	132,683
Lowe’s Cos., Inc.	30,260	659,971
Macy’s, Inc.	7,341	119,732
Marsh & McLennan Cos., Inc.	26,457	596,605
Mastercard, Inc., Class A	285	68,645
Mattel, Inc.	2,952	57,446
McDonald’s Corp.	35,710	2,258,657
Medco Health Solutions, Inc.†	8,079	510,270
Medtronic, Inc.	48,084	2,040,685
Merck & Co., Inc.	67,839	2,456,450
MetLife, Inc.	18,715	639,866
Microsoft Corp.	145,422	4,276,861
Molex, Inc.#	6,980	129,758
Murphy Oil Corp.	3,152	177,741
National Oilwell Varco, Inc.	7,592	326,608
News Corp., Class A	52,024	596,195
NIKE, Inc., Class B	11,887	771,347
Noble Energy, Inc.	1,223	79,801
Norfolk Southern Corp.	23,162	1,190,527
NSTAR#	3,345	110,820
NYSE Euronext	6,809	172,132
Omnicom Group, Inc.	8,976	329,599
ONEOK, Inc.	11,078	443,342
Oracle Corp.	113,521	2,506,544
Owens - Illinois, Inc.†	7,612	238,027
PACCAR, Inc.#	14,620	542,110
Parker Hannifin Corp.	6,920	373,403
Pepco Holdings, Inc.	25,278	412,031
Pitney Bowes, Inc.	6,951	160,151
PNC Financial Services Group, Inc.	10,552	601,570
Praxair, Inc.	17,935	1,471,208
Precision Castparts Corp.	7,228	749,399
Principal Financial Group, Inc.	2,434	61,799
Prudential Financial, Inc.	8,205	409,019
QUALCOMM, Inc.	51,418	2,313,810
Quanta Services, Inc.†	9,207	172,631
Qwest Communications International, Inc.	146,636	535,221
R.R. Donnelley & Sons Co.	8,426	173,407
Safeway, Inc.	21,851	491,647
Sara Lee Corp.	23,122	280,701
Simon Property Group, Inc.	1,476	107,246
Southern Copper Corp.#	10,430	363,381
Southwest Airlines Co.	26,707	245,704
Southwestern Energy Co.†	7,922	348,251
Spectra Energy Corp.	57,745	1,120,830
Sprint Nextel Corp.†	101,663	377,170
Staples, Inc.	23,328	544,009
Starbucks Corp.†	7,162	156,848
State Street Corp.	18,397	759,796
Stryker Corp.	14,417	726,617
Symantec Corp.†	7,689	136,480
Synthes, Inc.	1,283	168,733
Sysco Corp.	34,800	940,992
Target Corp.	32,546	1,515,342
The AES Corp.†	42,370	539,794
The Allstate Corp.	11,243	319,414
The Bank of New York Mellon Corp.	25,418	677,135
The Charles Schwab Corp.	16,385	300,337

Security Description	Shares/ Principal Amount	Market Value (Note 2)

United States (continued)
The Coca - Cola Co.	54,156	$3,097,723
The Estee Lauder Cos., Inc., Class A	6,122	286,693
The Gap, Inc.	17,973	384,982
The Hershey Co.#	7,055	249,535
The Sherwin - Williams Co.#	8,824	536,852
The Travelers Cos., Inc.	32,314	1,692,930
The Walt Disney Co.	54,608	1,650,254
The Williams Cos., Inc.	47,613	947,023
Time Warner, Inc.	50,116	1,539,563
UnitedHealth Group, Inc.	44,019	1,262,025
US Bancorp	46,897	1,131,625
Viacom, Inc., Class B†	20,198	598,669
Visa, Inc., Class A	3,162	256,122
Vornado Realty Trust	951	62,252
Walgreen Co.	24,664	959,183
WellPoint, Inc.†	15,428	833,575
Windstream Corp.	12,255	121,570
WW Grainger, Inc.	5,387	526,310
Xilinx, Inc.	13,874	314,107

		121,280,879

Total Common Stock
(cost $264,593,641)		264,591,280

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG (cost $319,033)	14,427	475,284

RIGHTS — 0.0%
Belgium — 0.0%
Fortis, Inc. Expires 07/04/14†	40,145	0

Germany — 0.0%
K+S AG Expires 12/10/09†	5,932	19,863

Netherlands — 0.0%
ING Groep NV Expires 12/15/09†	37,869	99,509

Total Rights
(cost $98,921)		119,372

Total Long - Term Investment Securities
(cost $265,011,595)		265,185,936

SHORT - TERM INVESTMENT SECURITIES — 5.4%
Collective Investment Pool — 2.1%
Securities Lending Quality Trust(1)	5,868,252	5,835,101

Commercial Paper — 2.9%
Erste Finance LLC 0.14% due 12/01/09	$8,000,000	8,000,000

U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.07% due 02/18/10@	700,000	699,961
0.08% due 03/18/10@	600,000	599,881

		1,299,842

Total Short - Term Investment Securities
(cost $15,167,992)		15,134,943

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,088,003 and collateralized by $3,060,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,184,542 (cost $3,088,000)	3,088,000	$3,088,000

TOTAL INVESTMENTS
(cost $283,267,587)(2)	101.8%	283,408,879
Liabilities in excess of other assets	(1.8)	(5,056,346)

NET ASSETS —	100.0%	$278,352,533

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair Valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $0 representing 0% of net asset.

RSP—Risparmio Shares (Savings Shares)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
211	Long	S&P 500 E-mini Index	December 2009	$11,004,602	$11,550,140	$545,538

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Japan	$26,429,713	$–	$–	$26,429,713
United Kingdom	26,318,231	–	–	26,318,231
United States	121,280,879	–	–	121,280,879
Other Countries*	90,562,457	–	0	90,562,457
Preferred Stock	475,284	–	–	475,284
Rights	119,372	–	–	119,372
Short Term Investment Securities:
Collective Investment Pool	–	5,835,101	–	5,835,101
Commercial Paper	–	8,000,000	–	8,000,000
U.S. Government Treasuries	1,299,842	-	–	1,299,842
Repurchase Agreement	–	3,088,000	–	3,088,000
Other Financial Instruments:+
Futures Contracts — Appreciation	545,538	–	–	545,538

Total	$267,031,316	$16,923,101	$0	$283,954,417

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	0
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$0

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2009

Industry Allocation*

Sovereign	41.0%
Medical — Drugs	6.4
Oil Companies — Integrated	5.1
Collective Investment Pool	4.5
U.S. Government Agencies	2.9
Multimedia	2.9
Telephone — Integrated	2.7
Telecom Services	2.1
Banks — Commercial	1.9
Insurance — Multi-line	1.8
U.S. Municipal Bonds & Notes	1.6
Applications Software	1.6
Electric — Integrated	1.6
Diversified Manufacturing Operations	1.4
Cable/Satellite TV	1.3
SupraNational	1.2
Cellular Telecom	1.2
Transport — Services	1.2
Electronic Components — Misc.	1.1
Insurance — Reinsurance	1.1
Electronic Components — Semiconductors	1.0
Enterprise Software/Service	1.0
Medical — Biomedical/Gene	0.9
Auto — Cars/Light Trucks	0.9
Computer Services	0.9
Networking Products	0.8
Diversified Minerals	0.8
Food — Misc.	0.7
Beverages — Non-alcoholic	0.7
Insurance — Property/Casualty	0.6
Medical — Generic Drugs	0.6
Retail — Drug Store	0.6
Security Services	0.6
Banks — Fiduciary	0.6
Aerospace/Defense	0.5
Food — Retail	0.5
Toys	0.5
Medical Labs & Testing Services	0.5
Insurance — Life/Health	0.5
Publishing — Books	0.5
Regional Authority	0.4
Retail — Building Products	0.4
Retail — Discount	0.4
Rubber — Tires	0.4
Insurance Brokers	0.4
Medical — Hospitals	0.3
Investment Management/Advisor Services	0.3
Human Resources	0.3
Photo Equipment & Supplies	0.3
Real Estate Operations & Development	0.3
Retail — Major Department Stores	0.3
Chemicals — Specialty	0.3
Medical Products	0.3
Building Products — Cement	0.2
Distribution/Wholesale	0.2
Semiconductor Components — Integrated Circuits	0.2
Diversified Banking Institutions	0.2
Metal — Aluminum	0.1

103.6%

*	Calculated as a percentage of net assets

Country Allocation*

United States	24.1%
South Korea	8.4
United Kingdom	7.9
France	6.8
Mexico	5.2
Germany	5.1
Poland	4.9
Brazil	4.5
Indonesia	3.8
Sweden	3.8
Switzerland	3.3
Australia	2.8
Norway	2.0
Russia	2.0
South Africa	1.9
Singapore	1.7
Netherlands	1.7
Japan	1.6
Ireland	1.4
Hungary	1.3
SupraNational	1.2
Spain	1.2
Italy	0.9
Argentina	0.9
Malaysia	0.8
Bermuda	0.7
Israel	0.6
Venezuela	0.5
Austria	0.5
Qatar	0.4
United Arab Emirates	0.4
China	0.4
Hong Kong	0.3
Turkey	0.3
Taiwan	0.2
Canada	0.1

103.6%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 50.1%
Australia — 0.1%
Alumina, Ltd.†#	323,481	$456,266

Austria — 0.5%
Telekom Austria AG	120,080	2,087,946

Bermuda — 0.7%
Invesco, Ltd.	62,094	1,381,592
PartnerRe, Ltd.	20,510	1,580,090

		2,961,682

China — 0.4%
China Telecom Corp., Ltd.	3,538,000	1,556,710

France — 4.7%
AXA SA#	129,445	3,084,625
Compagnie Generale des Etablissements Michelin, Class B	20,240	1,534,765
France Telecom SA ADR#	153,242	4,034,862
GDF Suez	24,180	1,009,712
Sanofi - Aventis SA	47,002	3,551,379
Total SA#	66,840	4,135,987
Vivendi SA	60,384	1,739,951

		19,091,281

Germany — 4.7%
Bayerische Motoren Werke AG	41,225	1,945,253
Deutsche Post AG	144,737	2,710,105
E.ON AG	63,567	2,514,129
Merck KGaA	19,110	1,802,311
Muenchener Rueckversicherungs AG	17,500	2,744,122
Rhoen - Klinikum AG	56,666	1,393,723
SAP AG ADR	44,280	2,119,684
Siemens AG ADR	39,400	3,885,628

		19,114,955

Hong Kong — 0.3%
Cheung Kong Holdings, Ltd.	96,324	1,214,296

Ireland — 1.4%
Accenture PLC, Class A	84,340	3,461,313
Covidien PLC	25,291	1,184,125
CRH PLC	37,141	939,152

		5,584,590

Israel — 0.6%
Check Point Software Technologies, Ltd.†	73,229	2,313,304

Italy — 0.9%
ENI SpA	73,669	1,825,193
Intesa Sanpaolo SpA†	401,765	1,740,436

		3,565,629

Japan — 1.6%
FUJIFILM Holdings Corp.	44,607	1,215,288
Mitsubishi UFJ Financial Group, Inc.#	116,000	646,830
Nintendo Co., Ltd.#	8,524	2,091,555
Takeda Pharmaceutical Co., Ltd.	25,579	1,065,299
Toyota Motor Co. ADR#	21,910	1,720,811

		6,739,783

Netherlands — 1.4%
ING Groep NV†#	119,487	1,113,096
Koninklijke Philips Electronics NV	98,376	2,690,658
Reed Elsevier NV	155,953	1,815,062

		5,618,816

Security Description	Shares	Market Value (Note 2)

Norway — 1.2%
StatoilHydro ASA	64,620	$1,582,679
Telenor ASA†	241,162	3,282,605

		4,865,284

Singapore — 1.7%
DBS Group Holdings, Ltd.	329,095	3,405,087
Singapore Telecommunications, Ltd.	1,667,000	3,529,126

		6,934,213

South Africa — 0.6%
Sasol, Ltd. ADR	63,630	2,518,475

South Korea — 1.4%
KB Financial Group, Inc. ADR†	29,280	1,474,541
Samsung Electronics Co., Ltd.	6,747	4,177,709

		5,652,250

Spain — 1.2%
Telefonica SA ADR	56,803	4,920,844

Switzerland — 3.3%
ACE, Ltd.†	57,657	2,808,473
Adecco SA	26,910	1,342,218
Lonza Group AG	15,340	1,187,401
Novartis AG	43,790	2,430,477
Roche Holding AG	12,960	2,119,894
Tyco Electronics, Ltd.	71,521	1,660,002
Tyco International, Ltd.	50,931	1,826,895

		13,375,360

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	384,914	730,857

Turkey — 0.3%
Turkcell Iletisim Hizmet AS ADR	70,590	1,084,262

United Kingdom — 7.9%
Aviva PLC	328,540	2,001,942
BAE Systems PLC	411,019	2,218,504
BP PLC	426,865	4,035,044
British Sky Broadcasting Group PLC	133,728	1,164,878
G4S PLC	569,643	2,286,571
GlaxoSmithKline PLC	126,106	2,607,733
HSBC Holdings PLC	88,253	1,035,116
Kingfisher PLC	285,880	1,115,554
Marks & Spencer Group PLC	190,700	1,210,647
Pearson PLC	118,479	1,615,802
Royal Dutch Shell PLC, Class B	97,886	2,797,129
Tesco PLC	315,020	2,192,152
Unilever PLC	101,385	2,975,505
Vodafone Group PLC ADR	163,547	3,710,882
Wolseley PLC†	46,383	885,134

		31,852,593

United States — 15.0%
Abbott Laboratories	39,799	2,168,648
Amgen, Inc.†	66,241	3,732,624
AON Corp.	37,700	1,460,121
Bristol - Myers Squibb Co.	88,390	2,237,151
Cisco Systems, Inc.†	141,870	3,319,758
Comcast Corp., Special Class A	171,115	2,363,098
CVS Caremark Corp.	74,220	2,301,586
Dr Pepper Snapple Group, Inc.	109,970	2,880,114
Home Depot, Inc.	20,410	558,418
Merck & Co., Inc.	100,530	3,640,191
Microsoft Corp.	144,404	4,246,922
News Corp., Class A	206,437	2,365,768

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)		Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Oracle Corp.		89,720	$1,981,018
Pfizer, Inc.		223,479	4,060,613
PG&E Corp.		64,820	2,744,479
Quest Diagnostics, Inc.		35,590	2,062,085
Target Corp.		33,413	1,555,709
The Bank of New York Mellon Corp.		83,410	2,222,042
The Progressive Corp.†		150,810	2,529,084
The Walt Disney Co.		37,070	1,120,255
Time Warner Cable, Inc.		44,108	1,847,684
Time Warner, Inc.		64,972	1,995,940
United Parcel Service, Inc., Class B		35,370	2,032,714
Viacom, Inc., Class B†		90,980	2,696,647
Watson Pharmaceuticals, Inc.†#		66,670	2,472,773

			60,595,442

Total Common Stock
(cost $218,301,093)			202,834,838

PREFERRED STOCK — 1.5%
Brazil — 1.5%
Petroleo Brasileiro SA ADR		59,980	2,702,699
Vale SA ADR#		125,110	3,065,195

Total Preferred Stock
(cost $3,074,986)			5,767,894

CORPORATE BONDS & NOTES — 0.6%
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,538,197

Venezuela — 0.2%
Petroleos de Venezuela SA Senior Notes 0.01% due 07/10/11		1,160,000	939,600

Total Corporate Bonds & Notes
(cost $2,426,459)			2,477,797

GOVERNMENT AGENCIES — 41.9%
Argentina — 0.9%
Republic of Argentina Senior Bonds 0.94% due 08/03/12(1)		11,593,000	3,483,697

Australia — 2.7%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,314,790
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,349,651
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	1,905,921
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,384,921
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	972,048
Queensland Treasury Corp. Local Government Guar. 7.13% due 09/18/17*	NZD	1,250,000	938,390

			10,865,721

Security Description	Principal Amount(4)		Market Value (Note 2)

Brazil — 3.1%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	$2,691,161
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,674,062
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,145,930
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,609,495
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,666,429

			12,787,077

Canada — 0.1%
Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	385,873

France — 2.1%
Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	8,433,328

Hungary — 1.3%
Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	186,166
Republic of Hungary Bonds 3.88% due 02/24/20	EUR	495,000	655,599
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	987,420
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	3,332,975

			5,162,160

Indonesia — 3.5%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	108,500
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	117,500
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	275,101
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	742,038
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	610,948
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	131,488
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	164,141

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	$4,475,159
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,383,464
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,576,400
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	1,938,469
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,040,349
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	528,547

			14,092,104

Malaysia — 0.8%
Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,061,399
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	270,382
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	906,701

			3,238,482

Mexico — 5.2%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,467,399
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,580,975
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,176,882
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	377,640
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	9,718,114
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,613,784

			20,934,794

Netherlands — 0.2%
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	705,792

Norway — 0.8%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,963,235

Security Description	Principal Amount(4)		Market Value (Note 2)

Norway (continued)
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	$401,077

			3,364,312

Poland — 4.9%
Government of Poland zero coupon due 01/25/12	PLN	6,430,000	2,092,632
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	8,979,884
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,943,181
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	550,081
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,195,363
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,914,216

			19,675,357

Qatar — 0.4%
State of Qatar Senior Notes 6.55% due 04/09/19#*		1,630,000	1,788,925

Russia — 2.0%
Russian Federation Bonds 7.50% due 03/31/30*(2)		7,121,440	7,976,013

South Africa — 1.3%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	406,113
Republic of South Africa Bonds 5.25% due 05/16/13#	EUR	500,000	775,176
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	710,500
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	131,400
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,241,013

			5,264,202

South Korea — 7.0%
KDICB Redemption Fund Bond Bonds 5.28% due 02/15/13	KRW	1,104,000,000	959,054
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,298,721
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	8,167,690

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

GOVERNMENT AGENCIES (continued)
South Korea (continued)
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	$69,235
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,985,193
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	241,970,000	214,558
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,191,839
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,658,876
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,927,592

			28,472,758

Sweden — 3.8%
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	10,371,508
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,343,121
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	547,272

			15,261,901

United Arab Emirates — 0.4%
Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		1,600,000	1,761,576

United States — 0.3%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,215,420

Venezuela — 0.3%
Republic of Venezuela Notes 10.75% due 09/19/13#		1,415,000	1,301,800

Total Government Agencies
(cost $152,455,807)			166,171,292

FOREIGN DEBT OBLIGATIONS — 1.2%
SupraNational — 1.2%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,582,270
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,538,351
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,809,213

Total Foreign Debt Obligations
(cost $4,698,653)			4,929,834

Security Description	Shares/ Principal Amount(4)	Market Value (Note 2)

MUNICIPAL BONDS & NOTES — 1.6%
United States — 1.6%
State of California General Obligation 6.00% due 04/01/38	3,140,000	$3,186,723
Las Vegas Valley Water District General Obligation Series I 5.00% due 06/01/26	250,000	257,128
Lewisville Independent School District/TX General Obligation 5.50% due 08/15/26	345,000	372,973
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/26	115,000	120,067
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/27	125,000	129,716
Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21	260,000	298,087
Metropolitan Transportation Authority/NY Revenue Bonds Series B-AGC-ICC 5.25% due 11/15/20	270,000	304,798
Palomar Pomerado Health/CA General Obligation Series A 5.13% due 08/01/37	1,310,000	1,212,156
Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39	380,000	377,659
Regional Transportation District/CO Revenue Bonds Series A 5.00% due 11/01/27	370,000	393,976

Total Municipal Bonds & Notes
(cost $6,585,117)		6,653,283

RIGHTS — 0.1%
Netherlands — 0.1%
ING Groep NV†# Expires 12/15/09 (cost $1,040,720)	119,487	313,978

Total Long-Term Investment Securities
(cost $388,582,835)		389,148,916

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Collective Investment Pool — 4.5%
Securities Lending Quality Trust(3)	18,376,850	18,273,037

Time Deposits — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$165,000	165,000

U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.01% due 12/01/09	11,600,000	11,600,000

Total Short-Term Investment Securities
(cost $30,141,850)		30,038,037

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)	Market Value (Note 2)

TOTAL INVESTMENTS
(cost $418,724,685)(5)	103.6%	$419,186,953
Liabilities in excess of other assets	(3.6)	(14,651,001)

NET ASSETS —	100.0%	$404,535,952

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $15,374,224 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	630,473	SEK	6,934,000	07/15/2010	$50,021
EUR	650,500	SEK	6,934,000	07/27/2010	20,114
EUR	774,391	NOK	6,799,000	08/20/2010	22,787
EUR	775,195	NOK	6,799,000	08/23/2010	21,435
EUR	773,748	NOK	6,799,000	09/07/2010	22,838
EUR	190,735	USD	285,816	11/29/2010	423
MXN	8,343,000	USD	614,314	12/02/2010	1,196
USD	354,446	CNY	2,591,000	12/04/2009	25,082
USD	935,688	CNY	6,609,076	12/14/2009	32,545
USD	1,251,649	CNY	8,839,335	12/15/2009	43,336
USD	684,689	CNY	4,818,496	12/16/2009	21,244
USD	684,689	MYR	2,432,356	12/16/2009	31,830
USD	440,362	CNY	3,113,358	12/17/2009	15,766
USD	440,362	MYR	1,576,495	12/17/2009	24,018
USD	1,321,086	CNY	9,363,722	12/18/2009	50,783
USD	363,091	CNY	2,545,265	12/21/2009	9,830
USD	800,752	MYR	2,854,238	12/21/2009	39,851
*USD	1,960,384	MXN	27,754,136	12/22/2009	180,557
USD	430,125	CNY	2,993,670	12/22/2009	8,500
USD	440,525	MYR	1,541,044	12/22/2009	13,308
*USD	816,827	MXN	11,526,246	12/23/2009	72,191
USD	352,290	MYR	1,224,911	12/23/2009	8,426
*USD	1,306,923	MXN	18,481,067	12/24/2009	118,343
USD	396,326	MYR	1,385,872	12/28/2009	11,697
*USD	176,041	MXN	2,611,574	01/20/2010	24,673
*USD	2,640,620	MXN	38,841,758	01/21/2010	344,204
USD	505,399	CLP	319,210,000	01/28/2010	140,155
*USD	8,215,579	SGD	11,412,000	01/29/2010	24,460
USD	1,325,154	CLP	831,490,000	01/29/2010	356,574
*USD	1,917,891	SGD	2,667,000	02/02/2010	7,741
USD	246,544	CLP	154,090,000	02/02/2010	65,234
*USD	1,718,070	SGD	2,387,000	02/03/2010	5,381
USD	2,073,089	CNY	14,622,000	02/03/2010	70,897
USD	462,254	CLP	289,140,000	02/03/2010	122,821
*USD	1,719,727	SGD	2,400,000	02/04/2010	13,093

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
USD	225,591	INR	11,460,000	02/04/2010	$19,868
*USD	1,372,199	SGD	1,915,000	02/05/2010	10,435
*USD	1,081,314	SGD	1,508,000	02/08/2010	7,436
*USD	1,373,931	SGD	1,911,000	02/09/2010	5,766
*USD	542,378	SGD	757,200	02/11/2010	4,293
USD	246,537	CLP	151,620,000	02/12/2010	60,472
USD	975,963	MYR	3,542,747	02/12/2010	65,017
USD	616,350	CLP	373,200,000	02/16/2010	139,552
USD	244,618	MYR	892,000	02/17/2010	17,427
USD	619,900	CLP	372,560,000	02/17/2010	134,761
USD	1,363,781	CLP	826,390,000	02/26/2010	311,287
USD	309,947	CLP	186,960,000	03/03/2010	69,141
USD	495,918	CLP	303,700,000	03/04/2010	119,899
USD	309,951	CLP	190,310,000	03/05/2010	75,956
USD	291,745	CLP	179,490,000	03/08/2010	72,259
USD	309,955	CLP	190,700,000	03/09/2010	76,795
USD	414,135	INR	21,429,000	04/09/2010	42,950
USD	887,408	INR	45,950,000	04/12/2010	92,514
USD	591,604	INR	30,864,000	04/13/2010	66,551
USD	591,603	INR	30,296,000	04/15/2010	54,352
USD	204,623	MYR	740,795	04/19/2010	12,497
USD	503,685	INR	25,756,000	04/19/2010	45,320
USD	591,250	MYR	2,123,000	04/20/2010	30,956
USD	218,486	CLP	128,186,000	04/23/2010	41,880
USD	213,541	CLP	125,169,000	04/26/2010	40,724
USD	415,272	INR	21,520,000	04/26/2010	43,221
USD	59,324	INR	3,070,000	04/27/2010	6,080
USD	338,303	CLP	198,313,000	04/27/2010	64,558
USD	296,631	INR	15,232,000	04/28/2010	27,849
USD	304,472	CLP	179,520,000	04/28/2010	60,224
USD	296,634	INR	15,247,000	04/30/2010	28,121
USD	489,221	CLP	280,490,000	05/18/2010	80,984
USD	101,244	CLP	56,510,000	05/26/2010	13,666
USD	200,460	CLP	113,280,000	05/28/2010	29,904
USD	40,089	CLP	22,590,000	06/01/2010	5,856
USD	594,083	INR	29,157,000	06/01/2010	25,596
USD	17,814	INR	864,000	06/02/2010	547
USD	89,104	INR	4,277,000	06/03/2010	1,784
USD	594,091	INR	28,552,000	06/04/2010	12,613
USD	297,045	INR	14,276,000	06/07/2010	6,250
USD	268,217	INR	12,934,000	06/08/2010	6,550
USD	119,527	INR	5,815,000	06/10/2010	3,990
USD	298,807	INR	14,522,000	06/11/2010	9,638
USD	298,789	INR	14,554,000	06/16/2010	10,239
USD	268,925	INR	13,258,000	06/21/2010	12,497
USD	204,199	INR	10,067,000	06/22/2010	9,476
USD	306,283	INR	15,233,000	06/24/2010	17,001
USD	204,192	INR	10,230,000	06/25/2010	12,902
USD	1,585,177	MYR	5,625,000	06/29/2010	59,492
USD	408,396	INR	20,236,000	07/09/2010	20,664
USD	255,848	MYR	912,824	07/12/2010	10,949
USD	224,611	INR	11,255,000	07/12/2010	13,982
USD	985,374	MYR	3,537,000	07/13/2010	48,380
USD	450,528	MYR	1,621,000	07/16/2010	23,199
USD	51,040	INR	2,552,000	07/19/2010	3,036
USD	51,040	INR	2,552,000	07/20/2010	3,033
USD	716,086	MYR	2,557,000	07/20/2010	31,095
USD	878,001	MYR	3,109,000	07/23/2010	30,403
USD	920,845	MYR	3,269,000	07/27/2010	34,199
USD	250,404	MYR	883,000	07/30/2010	7,544
USD	514,580	MYR	1,800,000	08/06/2010	11,143
USD	491,898	ILS	1,864,000	08/17/2010	1,561
USD	540,602	ILS	2,052,000	08/19/2010	2,625
USD	187,201	ILS	715,500	08/20/2010	2,214
USD	360,853	INR	18,021,000	08/20/2010	20,247
USD	320,204	ILS	1,221,000	08/23/2010	3,031

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
USD	312,730	INR	15,617,000	08/23/2010	$17,470
USD	221,323	INR	11,044,000	09/01/2010	12,051
USD	1,456,201	ILS	5,519,000	09/08/2010	4,793
USD	685,586	INR	32,566,000	10/26/2010	228
USD	1,856,924	AUD	2,129,500	12/01/2010	14,383

					$4,504,730

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	347,750	USD	236,522	03/24/2010	$ (78,314)
EUR	354,501	CNY	3,265,000	12/04/2009	(54,043)
EUR	195,111	USD	246,708	12/08/2009	(46,256)
EUR	5,564,000	USD	7,710,839	01/11/2010	(642,728)
EUR	1,039,320	USD	1,456,636	01/13/2010	(103,746)
EUR	462,350	USD	649,602	01/14/2010	(44,544)
EUR	751,319	USD	1,049,142	01/15/2010	(78,841)
EUR	375,660	USD	529,117	01/19/2010	(34,866)
EUR	664,629	USD	945,355	01/25/2010	(52,438)
EUR	177,000	USD	248,375	01/29/2010	(17,347)
EUR	355,000	USD	511,434	02/08/2010	(21,484)
EUR	296,864	MYR	1,491,000	07/16/2010	(9,258)
EUR	334,440	MYR	1,683,000	07/20/2010	(9,502)
EUR	430,014	MYR	2,164,000	07/23/2010	(12,235)
EUR	428,676	MYR	2,164,000	07/27/2010	(10,269)
EUR	204,400	USD	300,948	09/20/2010	(5,179)
EUR	2,339,367	SEK	23,782,000	09/22/2010	(91,608)
EUR	885,208	SEK	9,000,000	09/23/2010	(34,516)
EUR	1,333,312	USD	1,954,942	09/23/2010	(41,864)
EUR	586,635	USD	868,572	09/24/2010	(9,978)
EUR	39,232	MYR	200,000	09/28/2010	(416)
EUR	509,152	CNY	5,013,880	10/15/2010	(20,862)
EUR	510,083	CNY	5,038,333	10/18/2010	(18,501)
EUR	681,747	CNY	6,753,219	10/19/2010	(21,813)
EUR	838,844	USD	1,251,991	11/18/2010	(3,341)
EUR	927,570	NOK	7,931,000	11/29/2010	(15,969)
EUR	297,971	NOK	2,570,000	12/01/2010	(1,320)
*MXN	8,343,000	USD	615,833	12/01/2009	(29,348)
MXN	28,981,900	USD	2,099,849	12/17/2009	(137,194)
*MXN	27,754,136	USD	2,046,886	12/22/2009	(94,055)
*MXN	11,526,246	USD	850,765	12/23/2009	(38,254)
*MXN	18,481,067	USD	1,359,202	12/24/2009	(66,064)
MXN	8,632,000	USD	620,717	01/13/2010	(43,302)
*MXN	2,611,574	USD	191,710	01/20/2010	(9,004)
*MXN	38,841,758	USD	2,850,499	01/21/2010	(134,326)
MXN	1,354,000	USD	100,084	01/27/2010	(3,885)
MXN	11,423,000	USD	838,047	01/29/2010	(38,856)
MXN	387,690	USD	28,664	03/22/2010	(887)
NZD	1,481,419	USD	748,917	02/02/2010	(307,483)
NZD	110,442	USD	57,364	02/12/2010	(21,337)
NZD	147,399	USD	73,729	02/22/2010	(31,234)
NZD	4,057,505	USD	2,034,839	02/26/2010	(853,698)
NZD	5,823,000	USD	3,766,316	08/05/2010	(325,378)
NZD	685,000	USD	445,524	08/12/2010	(35,519)
NZD	317,000	USD	205,765	08/13/2010	(16,830)
NZD	334,000	USD	220,473	08/16/2010	(13,998)
*SGD	11,412,000	USD	7,601,648	01/29/2010	(638,392)
*SGD	2,667,000	USD	1,774,729	02/02/2010	(150,902)
*SGD	2,387,000	USD	1,585,004	02/03/2010	(138,446)
*SGD	2,400,000	USD	1,584,828	02/04/2010	(147,993)
*SGD	1,915,000	USD	1,268,338	02/05/2010	(114,296)
*SGD	1,508,000	USD	1,001,661	02/08/2010	(87,089)
*SGD	1,911,000	USD	1,269,093	02/09/2010	(110,603)
*SGD	757,200	USD	507,633	02/11/2010	(39,038)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*USD	646,794	MXN	8,343,000	12/01/2009	$ (1,613)
USD	1,053,118	PHP	49,113,000	01/13/2010	(17,849)
USD	455,938	PHP	21,209,000	01/15/2010	(8,961)
USD	518,084	PHP	24,053,000	01/19/2010	(11,383)
USD	858,926	PHP	41,489,000	10/04/2010	(3,891)
USD	1,452,590	ILS	5,469,000	10/05/2010	(4,946)
USD	1,145,256	PHP	55,058,000	10/05/2010	(10,636)
USD	152,709	PHP	7,272,000	10/06/2010	(2,857)
USD	477,192	PHP	22,596,000	10/07/2010	(11,584)
USD	1,145,230	PHP	54,261,000	10/08/2010	(27,193)
USD	114,529	PHP	5,384,000	10/12/2010	(3,614)
USD	116,036	MYR	394,093	10/13/2010	(1,128)
USD	660,174	PHP	30,948,000	10/13/2010	(22,648)
USD	62,175	PHP	2,916,000	10/15/2010	(2,111)
USD	207,230	PHP	9,682,000	10/18/2010	(7,829)
USD	103,611	PHP	4,878,000	10/19/2010	(3,153)
USD	632,416	CNY	4,173,000	10/21/2010	(15,150)
USD	621,691	PHP	29,292,000	10/21/2010	(18,507)
USD	672,135	CNY	4,425,205	10/25/2010	(17,434)
USD	1,192,421	PHP	56,795,000	10/25/2010	(23,115)
USD	516,710	PHP	24,566,000	10/26/2010	(10,964)
USD	1,137,211	CNY	7,508,097	10/26/2010	(26,349)
USD	257,096	INR	12,138,000	10/27/2010	(1,495)
USD	678,188	CNY	4,486,553	10/27/2010	(14,346)
USD	158,982	PHP	7,593,000	10/28/2010	(2,677)

					$(5,380,082)

	Net Unrealized Appreciation (Depreciation)				$(875,352)

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Yuan Renminbi

EUR—Euro Dollar

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polixh Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
United Kingdom	$31,852,593	$–	$–	$31,852,593
United States	60,595,442	–	–	60,595,442
Other Countries*	110,386,803	–	–	110,386,803
Preferred Stock	5,767,894	–	–	5,767,894
Corporate Bonds & Notes	–	2,477,797	–	2,477,797
Government Agencies	–	166,171,292	–	166,171,292
Foreign Debt Obligations	–	4,929,834	–	4,929,834
Municipal Bonds & Notes	–	6,653,283	–	6,653,283
Rights	313,978	–	–	313,978
Short-Term Investment Securities:
Collective Investment Pool	–	18,273,037	–	18,273,037
Time Deposit	–	165,000	–	165,000
U.S. Government Agencies	–	11,600,000	–	11,600,000
Other Financial Instruments:+
Forward Foreign Currency Contracts — Appreciation	–	4,504,730	–	4,504,730
Forward Foreign Currency Contracts — Depreciation	–	(5,380,082)	–	(5,380,082)

Total	$208,916,710	$209,394,891	$–	$418,311,601

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Repurchase Agreements	31.8%
United States Treasury Bonds	24.5
Federal National Mtg. Assoc.	20.9
Collective Investment Pool	16.8
Government National Mtg. Assoc.	9.9
United States Treasury Notes	7.6
Federal Home Loan Mtg. Corp.	6.8
Federal Home Loan Bank	4.9
Federal Farm Credit Bank	2.5

125.7%

Credit Quality†#

Government — Agency	56.1%
Government — Treasury	41.8
A	2.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES — 45.0%
Federal Farm Credit Bank — 2.5%
4.88% due 12/16/15#	$2,000,000	$2,221,508
4.88% due 01/17/17#	1,000,000	1,112,012

		3,333,520

Federal Home Loan Bank — 4.9%
4.75% due 09/11/15	1,000,000	1,099,655
4.88% due 11/27/13#	2,000,000	2,234,404
5.38% due 08/19/11	2,000,000	2,156,240
5.38% due 06/14/13	1,000,000	1,127,456

		6,617,755

Federal Home Loan Mtg. Corp. — 6.8%
4.50% due 09/01/19	584,435	618,253
4.75% due 11/17/15#	3,000,000	3,343,818
5.00% due 12/14/18	1,000,000	1,042,464
5.00% due 10/01/34	451,280	474,734
5.33% due 12/01/35(1)	151,886	160,008
5.50% due 12/01/36	335,340	357,700
5.75% due 01/15/12#	2,000,000	2,204,890
6.00% due 11/01/33	600,438	649,305
6.50% due 02/01/32	229,383	250,270
7.50% due 09/01/16	83,194	90,803
8.00% due 02/01/30	4,567	5,256
8.00% due 08/01/30	1,255	1,444
8.00% due 06/01/31	5,623	6,471

		9,205,416

Federal National Mtg. Assoc. — 20.9%
2.88% due 10/12/10#	20,000,000	20,427,480
4.25% due 08/15/10	2,000,000	2,054,696
4.78% due 02/01/35(1)	30,051	31,011
4.81% due 11/01/34(1)	95,253	98,995
5.00% due 02/16/12#	752,000	818,484
5.00% due 02/01/19	515,801	553,121
5.00% due 12/01/36	771,368	810,253
5.25% due 08/01/12#	1,000,000	1,077,050
5.31% due 01/01/36(1)	42,106	43,830
5.50% due 12/01/33	305,056	325,874
5.50% due 10/01/34	516,541	551,549
6.00% due 05/15/11	1,000,000	1,079,999
6.00% due 06/01/35	203,148	218,825
6.50% due 02/01/17	67,502	73,646
6.50% due 07/01/32	50,123	54,641
7.00% due 09/01/31	93,758	104,537
11.50% due 09/01/19	331	369
12.00% due 01/15/16	82	91
12.50% due 09/20/15	126	143
13.00% due 11/01/15	344	380
14.50% due 11/15/14	154	177

		28,325,151

Government National Mtg. Assoc. — 9.9%
4.50% due December TBA	12,000,000	12,337,500
5.00% due 09/15/35	20,814	22,000
5.00% due 02/15/36	609,866	643,099
5.00% due 05/15/36	71,938	75,858
6.00% due 01/15/32	121,539	131,550
6.50% due 08/15/31	163,019	177,662
7.50% due 02/15/29	8,140	9,318
7.50% due 07/15/30	510	584
7.50% due 01/15/31	7,237	8,297
7.50% due 02/15/31	8,284	9,499

		13,415,367

Total U.S. Government Agencies
(cost $58,020,219)		60,897,209

Security Description	Shares/ Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES — 32.1%
United States Treasury Bonds — 24.5%
zero coupon due 08/15/24 STRIPS	$2,040,000	$1,100,231
2.00% due 01/15/26 TIPS#(2)	2,154,458	2,254,606
4.50% due 05/15/38#	9,000,000	9,450,000
4.75% due 02/15/37#	3,500,000	3,818,829
5.00% due 05/15/37#	5,000,000	5,670,310
6.25% due 08/15/23#	2,000,000	2,533,750
6.63% due 02/15/27#	1,000,000	1,332,500
7.50% due 11/15/16	1,000,000	1,304,141
7.88% due 02/15/21#	3,000,000	4,228,125
8.75% due 08/15/20#	1,000,000	1,480,938

		33,173,430

United States Treasury Notes — 7.6%
2.00% due 02/28/10#	6,000,000	6,028,128
4.00% due 02/15/15#	1,000,000	1,095,781
4.25% due 08/15/13#	1,000,000	1,103,438
4.25% due 08/15/15#	1,000,000	1,106,250
4.75% due 02/15/10#	1,000,000	1,009,609

		10,343,206

Total U.S. Government Treasuries
(cost $43,552,318)		43,516,636

Total Long-Term Investment Securities
(cost $101,572,537)		104,413,845

SHORT-TERM INVESTMENT SECURITIES — 16.8%
Collective Investment Pool — 16.8%
Securities Lending Quality Trust(3)(4) (cost $22,875,298)	22,875,298	22,746,073

REPURCHASE AGREEMENTS — 31.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	$13,107,000	13,107,000
UBS Securities LLC Joint Repurchase Agreement(5)	30,000,000	30,000,000

Total Repurchase Agreements
(cost $43,107,000)		43,107,000

TOTAL INVESTMENTS
(cost $167,554,835)(6)	125.7%	170,266,918
Liabilities in excess of other assets	(25.7)	(34,759,351)

NET ASSETS —	100.0%	$135,507,567

#	The security or a portion thereof is out on loan (See Note 2)
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At November 30, 2009, the Fund had loaned securities with a total value of $22,516,784. This was secured by collateral of $22,875,298, which was received in cash and subsequently invested in short-term investments currently valued at $22,746,073 as reported in the portfolio of investments. The remaining collateral of $73,297 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Bonds	6.25%	08/15/23

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
U.S. Government Agencies:
Federal Farm Credit Bank	$–	$3,333,520	$–	$3,333,520
Federal Home Loan Bank	–	6,617,755	–	6,617,755
Federal Home Loan Mtg. Corp.	–	9,205,416	–	9,205,416
Federal National Mtg. Assoc.	–	28,325,151	–	28,325,151
Government National Mtg. Assoc.	–	13,415,367	–	13,415,367
U.S. Government Treasuries	43,516,636	–	–	43,516,636
Short Term Investment Securities:
Collective Investment Pool	–	22,746,073	–	22,746,073
Repurchase Agreement	–	43,107,000	–	43,107,000

Total	$43,516,636	$126,750,282	$–	$170,266,918

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.3%
Computers	7.3
Applications Software	4.4
Beverages — Non-alcoholic	4.2
Medical — Drugs	4.2
Diversified Manufacturing Operations	4.0
Medical Products	3.9
Cosmetics & Toiletries	3.6
Medical — Biomedical/Gene	3.5
Web Portals/ISP	3.4
Retail — Discount	3.1
Wireless Equipment	2.6
Oil Companies — Exploration & Production	2.4
Food — Misc.	2.4
Networking Products	2.4
Electronic Components — Semiconductors	2.0
Computers — Memory Devices	1.7
Pharmacy Services	1.7
Diversified Banking Institutions	1.5
Retail — Apparel/Shoe	1.5
Enterprise Software/Service	1.4
Finance — Credit Card	1.4
Retail — Drug Store	1.3
Oil — Field Services	1.2
Transport — Services	1.1
Time Deposits	1.1
Oil Companies — Integrated	1.1
Commercial Services — Finance	1.0
Aerospace/Defense	1.0
Insurance — Life/Health	1.0
Electronic Components — Misc.	1.0
Semiconductor Components — Integrated Circuits	1.0
Medical Instruments	1.0
Auto/Truck Parts & Equipment — Original	0.9
Banks — Super Regional	0.9
Retail — Regional Department Stores	0.9
Banks — Commercial	0.9
Transport — Rail	0.9
E-Commerce/Products	0.8
Gold Mining	0.8
Electronic Forms	0.8
Retail — Building Products	0.8
Appliances	0.7
Agricultural Operations	0.7
E-Commerce/Services	0.7
Finance — Investment Banker/Broker	0.7
Broadcast Services/Program	0.7
Apparel Manufacturers	0.6
Chemicals — Diversified	0.6
Internet Infrastructure Software	0.6
Machinery — Construction & Mining	0.6
Optical Supplies	0.5
Industrial Gases	0.5
Industrial Automated/Robotic	0.5
Hotels/Motels	0.5
Retail — Restaurants	0.5
Instruments — Scientific	0.5
Tobacco	0.5
Metal — Copper	0.4
Auto — Cars/Light Trucks	0.4
Diversified Minerals	0.4
Vitamins & Nutrition Products	0.4
Soap & Cleaning Preparation	0.3
Auto — Heavy Duty Trucks	0.3
Computer Services	0.3
Computers — Periphery Equipment	0.3
Cable/Satellite TV	0.2
Chemicals — Specialty	0.2
Semiconductor Equipment	0.2

Medical — Generic Drugs	0.2
Consumer Products — Misc.	0.2
Food — Catering	0.2
Retail — Major Department Stores	0.2
Telecommunication Equipment	0.2
Diagnostic Equipment	0.2
Human Resources	0.2
Building Products — Cement	0.2
Internet Application Software	0.2
Retail — Bedding	0.2
Paper & Related Products	0.2
Computers — Integrated Systems	0.2
Circuit Boards	0.2
Schools	0.2
Insurance — Property/Casualty	0.2
Toys	0.1
Retail — Petroleum Products	0.1
Food — Confectionery	0.1
Medical Sterilization Products	0.1
Retail — Misc./Diversified	0.1
Hospital Beds/Equipment	0.1
Machinery — Pumps	0.1
Retail — Home Furnishings	0.1
Home Furnishings	0.1
Beverages — Wine/Spirits	0.1
Finance — Leasing Companies	0.1
Metal Processors & Fabrication	0.1
Retail — Catalog Shopping	0.1
Power Converter/Supply Equipment	0.1
Retail — Mail Order	0.1
Aerospace/Defense — Equipment	0.1
Investment Management/Advisor Services	0.1
Retail — Jewelry	0.1
Food — Wholesale/Distribution	0.1
Computer Aided Design	0.1
Finance — Auto Loans	0.1

111.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 1.0%
Raytheon Co.	21,521	$1,108,977
Rockwell Collins, Inc.#	103,000	5,506,380
TransDigm Group, Inc.	4,444	192,648

		6,808,005

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp.	7,788	523,665

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,885	160,904
Terra Industries, Inc.	1,524	58,796

		219,700

Agricultural Operations — 0.7%
Archer - Daniels - Midland Co.	150,400	4,633,824

Apparel Manufacturers — 0.6%
Coach, Inc.	45,168	1,569,588
Jones Apparel Group, Inc.	22,306	378,087
Polo Ralph Lauren Corp.#	27,800	2,136,430

		4,084,105

Appliances — 0.7%
Whirlpool Corp.#	62,500	4,635,000

Applications Software — 4.4%
Microsoft Corp.	947,647	27,870,298
Salesforce.com, Inc.†#	24,800	1,554,464

		29,424,762

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.†	50,923	452,706
Hyundai Motor Co.	10,770	916,950
Toyota Motor Corp.	26,900	1,070,523

		2,440,179

Auto - Heavy Duty Trucks — 0.3%
Navistar International Corp.†#	21,963	724,999
Oshkosh Corp.	24,273	964,366
PACCAR, Inc.#	14,280	529,502

		2,218,867

Auto/Truck Parts & Equipment - Original — 0.9%
BorgWarner, Inc.#	167,900	5,072,259
TRW Automotive Holdings Corp.†#	42,914	933,809

		6,006,068

Banks - Commercial — 0.9%
Banco do Brasil SA	20,500	360,837
Banco Santander Brasil SA ADR†	58,660	800,709
Banco Santander SA	103,504	1,773,303
Itau Unibanco Holding SA ADR	14,320	318,620
National Australia Bank, Ltd.	17,700	463,971
National Bank of Greece SA†	40,955	1,205,322
Powszechna Kasa Oszczednosci Bank Polski SA	46,600	632,617
Toronto - Dominion Bank	867	54,656
Turkiye Garanti Bankasi AS	61,920	210,709

		5,820,744

Banks - Super Regional — 0.9%
PNC Financial Services Group, Inc.	9,057	516,340
Wells Fargo & Co.	191,049	5,357,014

		5,873,354

Security Description	Shares	Market Value (Note 2)

Beverages - Non-alcoholic — 4.2%
Coca - Cola Enterprises, Inc.	54,398	$1,068,921
PepsiCo, Inc.	218,491	13,594,510
The Coca - Cola Co.	241,602	13,819,634

		28,483,065

Beverages - Wine/Spirits — 0.1%
Pernod - Ricard SA#(3)	7,935	676,642

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†#	41,490	1,325,606
Scripps Networks Interactive Inc., Class A#	77,800	3,076,990

		4,402,596

Building Products - Cement — 0.2%
CRH PLC (London)	47,080	1,190,471

Building - Residential/Commercial — 0.0%
D.R. Horton, Inc.#	1,108	11,390

Cable/Satellite TV — 0.2%
British Sky Broadcasting Group PLC	74,790	651,481
DISH Network Corp., Class A	49,584	1,026,884

		1,678,365

Casino Hotels — 0.0%
Melco Crown Entertainment, Ltd. ADR†#	75,150	317,885

Chemicals - Diversified — 0.6%
BASF SE	9,720	586,139
Celanese Corp., Class A	114,374	3,403,770

		3,989,909

Chemicals - Specialty — 0.2%
Eastman Chemical Co.#	16,497	991,800
Lubrizol Corp.	3,460	250,919
NewMarket Corp.	3,595	376,468

		1,619,187

Circuit Boards — 0.2%
Ibiden Co., Ltd.	31,700	1,070,847

Coal — 0.0%
Peabody Energy Corp.	6,391	284,144

Commercial Services - Finance — 1.0%
Experian PLC	106,130	1,000,426
Global Payments, Inc.	20,182	1,034,529
H&R Block, Inc.	28,347	575,444
Lender Processing Services, Inc.	25,196	1,052,689
Mastercard, Inc., Class A	8,278	1,993,839
The Western Union Co.	31,062	573,094
Visa, Inc., Class A	9,438	764,478

		6,994,499

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,086	353,767

Computer Services — 0.3%
Accenture PLC, Class A	21,502	882,442
Cognizant Technology Solutions Corp., Class A†	26,345	1,157,336

		2,039,778

Computers — 7.3%
Apple, Inc.†	114,803	22,950,268
Dell, Inc.†	305,300	4,310,836
Hewlett - Packard Co.	228,595	11,214,871
International Business Machines Corp.	79,003	9,982,029
Palm, Inc.†#	101,927	1,112,023

		49,570,027

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computers - Integrated Systems — 0.2%
Teradata Corp.†	39,026	$1,143,462

Computers - Memory Devices — 1.7%
EMC Corp.†	308,859	5,198,097
NetApp, Inc.†	178,700	5,507,534
Seagate Technology	25,828	390,778
Western Digital Corp.†	15,292	563,357

		11,659,766

Computers - Periphery Equipment — 0.3%
Lexmark International, Inc., Class A†#	72,900	1,834,893

Consumer Products - Misc. — 0.2%
Kimberly - Clark Corp.	22,703	1,497,717

Containers - Paper/Plastic — 0.0%
Packaging Corp. of America	9,794	195,096

Cosmetics & Toiletries — 3.6%
Avon Products, Inc.	39,019	1,336,401
Bare Escentuals, Inc.†	12,640	161,665
Colgate - Palmolive Co.	92,398	7,778,988
The Estee Lauder Cos., Inc., Class A	26,605	1,245,912
The Procter & Gamble Co.	223,922	13,961,537

		24,484,503

Diagnostic Equipment — 0.2%
Gen - Probe, Inc.†#	30,000	1,250,700

Diversified Banking Institutions — 1.5%
Citigroup, Inc.	27,499	113,021
Credit Suisse Group AG	16,970	878,530
HSBC Holdings PLC	120,530	1,401,867
JPMorgan Chase & Co.	14,557	618,527
Julius Baer Group, Ltd.	15,824	522,242
Morgan Stanley	17,654	557,513
The Goldman Sachs Group, Inc.	37,550	6,370,733

		10,462,433

Diversified Manufacturing Operations — 4.0%
3M Co.	139,866	10,831,223
Carlisle Cos., Inc.	27,860	894,585
Danaher Corp.	19,770	1,402,088
Eaton Corp.#	56,600	3,616,740
Honeywell International, Inc.	83,797	3,223,671
Illinois Tool Works, Inc.	132,031	6,421,988
Ingersoll - Rand PLC#	4,449	157,361
ITT Corp.	10,075	521,079
Leggett & Platt, Inc.	644	12,532

		27,081,267

Diversified Minerals — 0.4%
BHP Billiton, Ltd.	62,761	2,374,040

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	41,824	5,684,300

E-Commerce/Services — 0.7%
eBay, Inc.†	16,111	394,236
NetFlix, Inc.†#	14,733	863,796
priceline.com, Inc.†#	8,320	1,781,479
Rakuten, Inc.#	1,936	1,563,313

		4,602,824

Electric - Integrated — 0.0%
Constellation Energy Group, Inc.	6,014	191,365

Security Description	Shares	Market Value (Note 2)

Electronic Components - Misc. — 1.0%
Garmin, Ltd.#	14,436	$431,348
Jabil Circuit, Inc.	338,700	4,508,097
Nidec Corp.#	19,000	1,668,325

		6,607,770

Electronic Components - Semiconductors — 2.0%
Broadcom Corp., Class A†	90,725	2,649,170
Cree, Inc.†#	49,300	2,358,019
Intel Corp.	124,442	2,389,286
LSI Corp.†#	120,007	634,837
QLogic Corp.†#	163,400	2,931,396
Samsung Electronics Co., Ltd. GDR	2,970	921,443
Texas Instruments, Inc.	55,201	1,396,033

		13,280,184

Electronic Forms — 0.8%
Adobe Systems, Inc.†	151,306	5,307,814

Enterprise Software/Service — 1.4%
Oracle Corp.	425,319	9,391,043
Sybase, Inc.†#	7,662	308,319

		9,699,362

Finance - Auto Loans — 0.1%
AmeriCredit Corp.†#	18,805	346,952

Finance - Credit Card — 1.4%
American Express Co.	225,730	9,442,286

Finance - Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	241,395	4,424,770

Finance - Leasing Companies — 0.1%
ORIX Corp.#	9,690	670,363

Finance - Other Services — 0.0%
CME Group, Inc.	628	206,128

Food - Catering — 0.2%
Compass Group PLC	201,823	1,430,337

Food - Confectionery — 0.1%
The Hershey Co.#	25,155	889,732

Food - Misc. — 2.4%
ConAgra Foods, Inc.	17,597	390,477
General Mills, Inc.	111,290	7,567,720
Kellogg Co.	150,515	7,914,079
Lancaster Colony Corp.	7,874	375,747

		16,248,023

Food - Retail — 0.0%
Metro AG	3,570	224,339

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	17,130	463,195

Gold Mining — 0.8%
Newmont Mining Corp.	100,413	5,386,153

Home Furnishings — 0.1%
Tempur - Pedic International, Inc.†	31,991	689,406

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.#	11,836	262,523
Kinetic Concepts, Inc.†	13,786	464,726

		727,249

Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.#	105,445	3,376,349

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Human Resources — 0.2%
Adecco SA	23,910	$1,192,584

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.#	80,317	3,492,986

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	15,910	1,319,416
Airgas, Inc.	48,000	2,220,000

		3,539,416

Instruments - Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	66,600	3,145,518

Insurance - Life/Health — 1.0%
Aflac, Inc.	131,109	6,034,947
Prudential Financial, Inc.	14,883	741,918

		6,776,865

Insurance - Property/Casualty — 0.2%
Admiral Group PLC	27,530	480,522
Fidelity National Financial, Inc., Class A	40,856	567,490

		1,048,012

Internet Application Software — 0.2%
Tencent Holdings, Ltd.	63,500	1,174,128

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	81,111	3,814,650

Internet Security — 0.0%
VeriSign, Inc.†	1,200	26,928

Investment Management/Advisor Services — 0.1%
GAMCO Investors, Inc., Class A#	2,724	125,114
Och Ziff Capital Management	30,826	360,664

		485,778

Leisure Products — 0.0%
WMS Industries, Inc.†	4,617	179,509

Machinery - Construction & Mining — 0.6%
Atlas Copco AB, Class A	39,310	557,097
Caterpillar, Inc.	43,906	2,563,671
Hitachi Construction Machinery Co., Ltd.#	29,600	691,717

		3,812,485

Machinery - Pumps — 0.1%
Flowserve Corp.	3,035	301,861
Graco, Inc.	14,497	408,381

		710,242

Medical Instruments — 1.0%
Beckman Coulter, Inc.	11,344	736,906
Bruker Corp.†	10,645	120,608
Edwards Lifesciences Corp.†#	47,100	3,875,388
ev3, Inc.†	43,635	554,164
Getinge AB, Class B	11,404	231,792
Intuitive Surgical, Inc.†	2,496	700,228
Medtronic, Inc.	8,410	356,920

		6,576,006

Medical Products — 3.9%
Baxter International, Inc.	154,633	8,435,230
Becton, Dickinson and Co.#	46,551	3,482,015
Covidien PLC	76,200	3,567,684
Johnson & Johnson	166,977	10,492,834
Sonova Holding AG	2,250	267,236

		26,244,999

Security Description	Shares	Market Value (Note 2)

Medical Sterilization Products — 0.1%
STERIS Corp.#	24,217	$782,451

Medical - Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	52,023	2,359,243
Amgen, Inc.†	166,625	9,389,319
Celgene Corp.†	17,474	968,933
CSL, Ltd.	15,351	443,452
Gilead Sciences, Inc.†	139,629	6,429,915
Illumina, Inc.†#	23,966	693,097
Life Technologies Corp.†	2,750	136,895
Millipore Corp.†	13,791	939,167
Myriad Genetics, Inc.†	7,624	176,267
Talecris Biotherapeutics Holdings Corp.†#	55,098	1,033,088
Vertex Pharmaceuticals, Inc.†#	32,400	1,257,768

		23,827,144

Medical - Drugs — 4.2%
Abbott Laboratories	326,710	17,802,428
Allergan, Inc.	21,918	1,274,093
Bristol - Myers Squibb Co.	19,810	501,391
Eli Lilly & Co.	40,210	1,476,913
Merck & Co., Inc.	22,119	800,929
Novartis AG	16,010	888,603
Novo Nordisk A/S, Class B	43,800	2,938,471
Roche Holding AG	9,110	1,490,142
Valeant Pharmaceuticals International†	27,820	909,436

		28,082,406

Medical - Generic Drugs — 0.2%
Perrigo Co.	25,698	1,031,518
Teva Pharmaceutical Industries, Ltd. ADR	9,040	477,221

		1,508,739

Medical - Hospitals — 0.0%
Universal Health Services, Inc., Class B	1,955	109,265

Metal Processors & Fabrication — 0.1%
Timken Co.	26,248	647,538

Metal - Copper — 0.4%
Antofagasta PLC	54,310	804,555
Freeport - McMoRan Copper & Gold, Inc.†	25,900	2,144,520

		2,949,075

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	8,249	220,908

Networking Products — 2.4%
Cisco Systems, Inc.†	679,686	15,904,652
Juniper Networks, Inc.†	7,346	191,951

		16,096,603

Oil & Gas Drilling — 0.0%
Noble Corp.	4,368	180,442

Oil Companies - Exploration & Production — 2.4%
Apache Corp.	28,300	2,696,424
EOG Resources, Inc.	36,000	3,113,640
EXCO Resources, Inc.	25,552	432,340
Occidental Petroleum Corp.	95,577	7,721,666
Southwestern Energy Co.†	32,141	1,412,918
XTO Energy, Inc.	21,880	928,587

		16,305,575

Oil Companies - Integrated — 1.0%
BG Group PLC	80,510	1,460,890
Chevron Corp.	14,430	1,126,117

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Exxon Mobil Corp.	48,018	$3,604,712

		6,191,719

Oil - Field Services — 1.2%
Petrofac, Ltd.	23,010	368,317
Saipem SpA	28,766	925,207
Schlumberger, Ltd.	107,913	6,894,562

		8,188,086

Optical Supplies — 0.5%
Alcon, Inc.	24,774	3,663,579

Paper & Related Products — 0.2%
International Paper Co.	45,265	1,151,994

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	9,935	261,887

Pharmacy Services — 1.7%
Express Scripts, Inc.†	113,340	9,724,572
Medco Health Solutions, Inc.†	27,768	1,753,827

		11,478,399

Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	9,474	166,174

Power Converter/Supply Equipment — 0.1%
Vestas Wind Systems A/S†#	8,719	612,212

Printing - Commercial — 0.0%
VistaPrint NV†#	4,129	235,477

Retail - Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A#	92,100	3,677,553
Aeropostale, Inc.†	3,335	105,053
Chico’s FAS, Inc.†	137,600	1,936,032
J Crew Group, Inc.†#	72,000	3,080,880
Ross Stores, Inc.	23,876	1,050,066
The Gap, Inc.	4,393	94,098

		9,943,682

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	30,863	1,153,042

Retail - Building Products — 0.8%
Home Depot, Inc.	145,300	3,975,408
Lowe’s Cos., Inc.	59,800	1,304,238

		5,279,646

Retail - Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	13,537	621,348

Retail - Discount — 3.1%
Costco Wholesale Corp.	9,260	554,767
Dollar Tree, Inc.†#	20,837	1,020,388
Target Corp.	141,700	6,597,552
Wal - Mart Stores, Inc.	230,924	12,596,904

		20,769,611

Retail - Drug Store — 1.3%
Walgreen Co.	227,600	8,851,364

Retail - Home Furnishings — 0.1%
Nitori Co., Ltd.#	8,350	699,375

Retail - Jewelry — 0.1%
Tiffany & Co.	11,170	476,736

Security Description	Shares	Market Value (Note 2)

Retail - Mail Order — 0.1%
Williams - Sonoma, Inc.	26,800	$544,576

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	34,108	1,309,065

Retail - Misc./Diversified — 0.1%
Wesfarmers, Ltd.	27,290	744,349

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.#	17,088	908,740

Retail - Regional Department Stores — 0.9%
Kohl’s Corp.†	109,810	5,835,303

Retail - Restaurants — 0.5%
Chipotle Mexican Grill, Inc., Class A†#	16,600	1,385,270
McDonald’s Corp.	7,235	457,614
Starbucks Corp.†	62,445	1,367,545

		3,210,429

Schools — 0.2%
Apollo Group, Inc., Class A†	8,698	496,395
Corinthian Colleges, Inc.†#	22,901	339,393
ITT Educational Services, Inc.†#	2,407	218,989

		1,054,777

Semiconductor Components - Integrated Circuits — 1.0%
Linear Technology Corp.#	213,900	5,768,883
Marvell Technology Group, Ltd.†	39,039	601,981
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,010	207,904

		6,578,768

Semiconductor Equipment — 0.2%
ASML Holding NV	39,120	1,212,329
Tessera Technologies, Inc.†	16,754	396,567

		1,608,896

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.#	15,193	896,995
Reckitt Benckiser Group PLC	28,587	1,457,882

		2,354,877

Telecom Services — 0.0%
NeuStar, Inc., Class A†#	13,063	305,674

Telecommunication Equipment — 0.2%
Arris Group, Inc.†#	129,200	1,290,708

Tobacco — 0.5%
Lorillard, Inc.	6,409	499,325
Philip Morris International, Inc.	53,957	2,594,792

		3,094,117

Toys — 0.1%
Marvel Entertainment, Inc.†	19,125	995,456

Transport - Rail — 0.9%
Union Pacific Corp.	91,090	5,762,353

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.#	4,755	265,043
United Parcel Service, Inc., Class B	129,774	7,458,112

		7,723,155

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A#	53,973	2,367,796

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 3.4%
Google, Inc., Class A†	39,146	$22,822,118
NetEase.com, Inc. ADR†	11,570	442,437

		23,264,555

Wireless Equipment — 2.6%
American Tower Corp., Class A†#	167,904	6,870,632
QUALCOMM, Inc.	238,944	10,752,480

		17,623,112

Total Common Stock
(cost $581,589,592)		666,504,912

PREFERRED STOCK — 0.2%
Oil Companies - Integrated — 0.2%
Petroleo Brasileiro SA ADR (cost $693,251)	19,840	1,017,395

Total Long-Term Investment Securities
(cost $582,282,843)		667,522,307

SHORT-TERM INVESTMENT SECURITIES — 12.5%
Collective Investment Pool — 11.3%
Securities Lending Quality Trust(1)	77,026,592	76,591,461

Security Description	Principal Amount	Market Value (Note 2)

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$7,667,000	$7,667,000

Total Short-Term Investment Securities
(cost $84,693,592)		84,258,461

TOTAL INVESTMENTS
(cost $666,976,435)(2)	111.3%	751,780,768
Liabilities in excess of other assets	(11.3)	(76,354,271)

NET ASSETS —	100.0%	$675,426,497

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security at November 30, 2009, the aggregate value of these securities was $676,642 representing 0.1% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
DKK	9,395,100	USD	1,898,238	12/31/2009	$3,417

Currency Legend

DKK—Danish Krone

USD—United State Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$49,570,027	$–	$–	$49,570,027
Other Industries*	616,934,885	–	–	616,934,885
Preferred Stock	1,017,395	–	–	1,017,395
Short-Term Investment Securities:
Collective Investment Pool	–	76,591,461	–	76,591,461
Time Deposit	–	7,667,000	–	7,667,000
Other Financial Instruments:+
Forward Foreign Currency Contracts — Appreciation	–	3,417	–	3,417

Total	$667,522,307	$84,261,878	$–	$751,784,185

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	9.5%
Diversified Banking Institutions	9.2
Computers	5.9
Medical — Drugs	5.8
Electric — Integrated	4.6
Food — Misc.	4.0
Retail — Discount	3.7
Telephone — Integrated	3.7
Aerospace/Defense	3.7
Cable/Satellite TV	3.1
Beverages — Non-alcoholic	3.0
Applications Software	2.2
Collective Investment Pool	2.2
Diversified Manufacturing Operations	2.1
Medical — Generic Drugs	2.1
Oil & Gas Drilling	2.0
Aerospace/Defense — Equipment	2.0
Medical Products	1.9
Electronic Components — Semiconductors	1.9
Transport — Rail	1.8
Consumer Products — Misc.	1.7
Medical Instruments	1.7
Agricultural Chemicals	1.7
Non-Hazardous Waste Disposal	1.6
Retail — Building Products	1.6
Multimedia	1.6
Cosmetics & Toiletries	1.6
Forestry	1.5
Web Portals/ISP	1.5
Retail — Restaurants	1.5
Networking Products	1.5
Banks — Super Regional	1.5
Medical — HMO	1.4
Enterprise Software/Service	1.4
Semiconductor Equipment	1.4
Insurance — Multi-line	1.3
Repurchase Agreements	1.1
Wireless Equipment	1.1
Banks — Fiduciary	1.0

102.1%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.8%
Aerospace/Defense — 3.7%
General Dynamics Corp.	20,000	$1,318,000
Raytheon Co.	34,000	1,752,020

		3,070,020

Aerospace/Defense - Equipment — 2.0%
United Technologies Corp.	25,000	1,681,000

Agricultural Chemicals — 1.7%
Monsanto Co.	17,000	1,372,750

Applications Software — 2.2%
Microsoft Corp.	63,600	1,870,476

Banks - Fiduciary — 1.0%
State Street Corp.	21,000	867,300

Banks - Super Regional — 1.5%
Wells Fargo & Co.	44,000	1,233,760

Beverages - Non - alcoholic — 3.0%
PepsiCo, Inc.	19,800	1,231,956
The Coca - Cola Co.	22,700	1,298,440

		2,530,396

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	78,000	1,144,260
DIRECTV†#	46,000	1,454,980

		2,599,240

Computers — 5.9%
Apple, Inc.†	7,000	1,399,370
Hewlett - Packard Co.	34,200	1,677,852
International Business Machines Corp.	15,000	1,895,250

		4,972,472

Consumer Products - Misc. — 1.7%
Kimberly - Clark Corp.	22,000	1,451,340

Cosmetics & Toiletries — 1.6%
The Procter & Gamble Co.	20,700	1,290,645

Diversified Banking Institutions — 9.2%
Bank of America Corp.	143,400	2,272,890
Citigroup, Inc.	200,000	822,000
JPMorgan Chase & Co.	50,300	2,137,247
Morgan Stanley	52,000	1,642,160
The Goldman Sachs Group, Inc.	5,000	848,300

		7,722,597

Diversified Manufacturing Operations — 2.1%
General Electric Co.	109,100	1,747,782

Electric - Integrated — 4.6%
Exelon Corp.	27,000	1,300,860
FPL Group, Inc.	23,000	1,195,310
PG&E Corp.	31,200	1,321,008

		3,817,178

Electronic Components - Semiconductors — 1.9%
Intel Corp.	82,200	1,578,240

Enterprise Software/Service — 1.4%
Oracle Corp.	54,500	1,203,360

Food - Misc. — 4.0%
H.J. Heinz Co.	30,000	1,273,500
Kraft Foods, Inc., Class A	46,600	1,238,628
Ralcorp Holdings, Inc.†	15,000	868,800

		3,380,928

Security Description	Shares	Market Value (Note 2)

Forestry — 1.5%
Weyerhaeuser Co.	33,000	$1,285,020

Insurance - Multi - line — 1.3%
MetLife, Inc.	32,000	1,094,080

Medical Instruments — 1.7%
Medtronic, Inc.	33,000	1,400,520

Medical Products — 1.9%
Johnson & Johnson	25,500	1,602,420

Medical - Drugs — 5.8%
Abbott Laboratories	23,900	1,302,311
Merck & Co., Inc.	50,600	1,832,226
Pfizer, Inc.	95,500	1,735,235

		4,869,772

Medical - Generic Drugs — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	33,000	1,742,070

Medical - HMO — 1.4%
UnitedHealth Group, Inc.	42,000	1,204,140

Multimedia — 1.6%
Viacom, Inc., Class B†	44,000	1,304,160

Networking Products — 1.5%
Cisco Systems, Inc.†	53,100	1,242,540

Non - Hazardous Waste Disposal — 1.6%
Waste Management, Inc.#	41,000	1,346,440

Oil & Gas Drilling — 2.0%
Transocean, Ltd.†	20,000	1,707,800

Oil Companies - Integrated — 9.5%#
Chevron Corp.	26,400	2,060,256
ConocoPhillips	33,000	1,708,410
Exxon Mobil Corp.	34,900	2,619,943
Marathon Oil Corp.	49,000	1,598,380

		7,986,989

Retail - Building Products — 1.6%
Lowe’s Cos., Inc.	60,000	1,308,600

Retail - Discount — 3.7%
Target Corp.	31,000	1,443,360
Wal - Mart Stores, Inc.	31,000	1,691,050

		3,134,410

Retail - Restaurants — 1.5%
McDonald’s Corp.	20,000	1,265,000

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	97,000	1,194,070

Telephone - Integrated — 3.7%
AT&T, Inc.	64,200	1,729,548
Verizon Communications, Inc.	43,800	1,377,948

		3,107,496

Transport - Rail — 1.8%
Union Pacific Corp.	24,000	1,518,240

Web Portals/ISP — 1.5%
Google, Inc., Class A†	2,200	1,282,600

Wireless Equipment — 1.1%
QUALCOMM, Inc.	20,000	900,000

Total Long - Term Investment Securities
(cost $77,355,673)		82,885,851

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 2.2%
Collective Investment Pool — 2.2%
Securities Lending Quality Trust
(cost $1,835,250)(1)	1,835,250	$1,824,882

REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)
(cost $978,000)	$978,000	978,000

TOTAL INVESTMENTS
(cost $80,168,923)(3)	102.1%	85,688,733
Liabilities in excess of other assets	(2.1)	(1,798,243)

NET ASSETS —	100.0%	$83,890,490

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$4,972,472	$–	$–	$4,972,472
Diversified Banking Institutions	7,722,597	–	–	7,722,597
Medical-Drugs	4,869,772	–	–	4,869,772
Oil Companies — Intergrated	7,986,989	–	–	7,986,989
Other Industries*	57,334,021	–	–	57,334,021
Short-Term Investment Securities:
Collective Investment Pool	–	1,824,882	–	1,824,882
Repurchase Agreement	–	978,000	–	978,000

Total	$82,885,851	$2,802,882	$–	$85,688,733

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$0
Accrued discounts/premiums	–
Realized gain(loss)	–
Change in unrealized appreciation(depreciation)	–
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$–

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	26.9%
Medical — Drugs	17.7
Medical Products	11.0
Medical Instruments	7.8
Pharmacy Services	7.1
Medical — HMO	6.6
Medical — Generic Drugs	4.1
Therapeutics	2.8
Medical — Wholesale Drug Distribution	2.6
Medical — Hospitals	2.3
Retail — Drug Store	2.0
Medical Information Systems	1.6
Medical Labs & Testing Services	1.1
Registered Investment Companies	0.9
Dialysis Centers	0.9
Instruments — Scientific	0.9
Agricultural Chemicals	0.7
Drug Delivery Systems	0.7
Transactional Software	0.6
Disposable Medical Products	0.5
Hazardous Waste Disposal	0.5
Applications Software	0.5
Enterprise Software/Service	0.5
Dental Supplies & Equipment	0.4
Physicians Practice Management	0.4
Heart Monitors	0.2
Physical Therapy/Rehabilitation Centers	0.2
Patient Monitoring Equipment	0.2
Chemicals — Diversified	0.2
Diagnostic Kits	0.2
Insurance Brokers	0.2
Chemicals — Specialty	0.1

102.4%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 101.4%
Agricultural Chemicals — 0.7%
Monsanto Co.	15,300	$1,235,475

Applications Software — 0.5%
Nuance Communications, Inc.†	54,500	827,855

Chemicals - Diversified — 0.2%
Bayer AG	4,100	313,913

Chemicals - Specialty — 0.1%
Lonza Group AG	2,439	188,792
Symyx Technologies, Inc.†	4,100	17,425

		206,217

Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.	21,000	699,720

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	6,100	305,305

Dialysis Centers — 0.9%
DaVita, Inc.†	23,400	1,386,216
Fresenius Medical Care AG & Co. KGaA	2,008	106,765

		1,492,981

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	10,200	838,542

Drug Delivery Systems — 0.7%
Alkermes, Inc.†	122,900	1,103,642

E - Commerce/Products — 0.0%
Drugstore.com, Inc.†	20,400	60,792

Enterprise Software/Service — 0.5%
MedAssets, Inc.†	32,500	758,550

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	15,200	831,896

Heart Monitors — 0.2%
HeartWare International, Inc.†(1)(3)(4)	12,300	367,143

Instruments - Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	5,300	250,319
Waters Corp.†	20,700	1,216,746

		1,467,065

Insurance Brokers — 0.2%
Tempo Participacoes SA†	123,400	268,521

Medical Information Systems — 1.6%
Allscripts - Misys Healthcare Solutions, Inc.†	12,200	234,240
Cerner Corp.†	10,300	775,487
Computer Programs & Systems, Inc.	11,800	545,042
Eclipsys Corp.†	55,500	1,017,870

		2,572,639

Medical Instruments — 7.8%
AGA Medical Holdings, Inc.†	38,500	480,480
ArthroCare Corp.†	40,200	880,380
Boston Scientific Corp.†	79,200	662,904
Conceptus, Inc.†	89,400	1,513,542
Edwards Lifesciences Corp.†	18,800	1,546,864
Intuitive Surgical, Inc.†	8,360	2,345,314
Medtronic, Inc.	67,900	2,881,676
Micrus Endovascular Corp.†	40,900	537,835
St. Jude Medical, Inc.†	53,700	1,971,327
Stereotaxis, Inc.†	39,200	146,216

		12,966,538

Security Description	Shares	Market Value (Note 2)

Medical Labs & Testing Services — 1.1%
Covance, Inc.†	30,000	$1,593,300
Laboratory Corp. of America Holdings†	2,700	196,992

		1,790,292

Medical Products — 11.0%
Baxter International, Inc.	72,544	3,957,275
CareFusion Corp.†	105,550	2,726,357
Covidien PLC	61,300	2,870,066
Fresenius SE	11,870	688,162
Henry Schein, Inc.†	68,900	3,421,574
Nobel Biocare Holding AG	25,761	765,559
Sonova Holding AG	866	102,856
Stryker Corp.	34,400	1,733,760
Synthes, Inc.	5,700	749,634
Wright Medical Group, Inc.†	66,400	1,195,200
Zimmer Holdings, Inc.†	2,400	142,008

		18,352,451

Medical - Biomedical/Gene — 26.8%
Acorda Therapeutics, Inc.†	27,875	671,230
Alexion Pharmaceuticals, Inc.†	146,220	6,631,077
AMAG Pharmaceuticals, Inc.†	27,500	1,028,225
Amgen, Inc.†	57,075	3,216,176
Amylin Pharmaceuticals, Inc.†	500	7,130
Basilea Pharmaceutica AG†	2,813	215,362
BioCryst Pharmaceuticals, Inc.†	30,600	248,166
Biogen Idec, Inc.†	6,600	309,804
Celgene Corp.†	60,440	3,351,398
Cubist Pharmaceuticals, Inc.†	57,000	950,760
Dyadic International, Inc.†	35,800	60,860
Exelixis, Inc.†	109,000	745,560
Facet Biotech Corp.†	20,500	336,610
Genmab A/S†	2,529	38,653
Genzyme Corp.†	5,500	278,850
Gilead Sciences, Inc.†	201,900	9,297,495
Human Genome Sciences, Inc.†	102,700	2,857,114
Illumina, Inc.†	57,700	1,668,684
Incyte Corp.†	309,800	2,580,634
Intercell AG†	9,400	333,104
InterMune, Inc.†	2,000	21,480
Lexicon Pharmaceuticals, Inc.††	32,800	51,168
Life Technologies Corp.†	14,308	712,252
Millipore Corp.†	8,100	551,610
Momenta Pharmaceuticals, Inc.†	22,600	224,870
Myriad Genetics, Inc.†	15,400	356,048
OSI Pharmaceuticals, Inc.†	34,996	1,165,717
Regeneron Pharmaceuticals, Inc.†	40,500	743,175
Seattle Genetics, Inc.†	66,400	616,192
The Medicines Co.†	219,100	1,717,744
Vertex Pharmaceuticals, Inc.†	92,594	3,594,499

		44,581,647

Medical - Drugs — 17.7%
Actelion, Ltd.†	7,700	453,054
Allergan, Inc.	42,900	2,493,777
Array Biopharma, Inc.†	12,000	20,640
Biodel, Inc.†	40,100	151,578
Cadence Pharmaceuticals, Inc.†	70,900	609,031
Cardiome Pharma Corp.†	42,000	168,840
Cephalon, Inc.†	51,200	2,813,440
Chugai Pharmaceutical Co., Ltd.	68,800	1,305,322
Daiichi Sankyo Co., Ltd.	16,700	327,084
Elan Corp. PLC ADR†	182,400	1,152,768

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Eurand NV†	25,500	$304,725
GlaxoSmithKline Pharmaceuticals, Ltd.	6,097	216,669
Hikma Pharmaceuticals PLC	45,800	366,330
Idenix Pharmaceuticals, Inc.†	27,300	51,051
Infinity Pharmaceuticals, Inc.†	35,950	217,497
Ipsen SA	12,312	672,468
King Pharmaceuticals, Inc.†	24,400	288,652
Medicis Pharmaceutical Corp., Class A	30,800	726,572
Merck & Co., Inc.	155,504	5,630,800
Novartis AG	9,994	554,697
Novo Nordisk A/S, Class B	9,833	659,680
Optimer Pharmaceuticals, Inc.†	18,000	197,640
Orexigen Therapeutics, Inc.†	15,000	100,050
Pfizer, Inc.	32,266	586,273
Pharmasset, Inc.†	28,200	563,718
Poniard Pharmaceuticals, Inc.†	63,600	134,196
Rigel Pharmaceuticals, Inc.†	20,500	155,185
Roche Holding AG	26,013	4,255,001
Shire PLC	32,600	635,518
Shire PLC ADR	31,100	1,830,857
Targacept, Inc.†	4,100	95,981
UCB SA	14,907	659,198
Vectura Group PLC†	65,700	79,981
XenoPort, Inc.†	50,700	835,029
Zymogenetics, Inc.†	24,700	150,917

		29,464,219

Medical - Generic Drugs — 4.1%
Mylan, Inc.†	33,900	605,793
Sawai Pharmaceutical Co., Ltd.	12,500	715,814
Simcere Pharmaceutical Group ADR†	28,600	227,084
Teva Pharmaceutical Industries, Ltd. ADR	83,135	4,388,697
Towa Pharmaceutical Co., Ltd.	16,800	837,668

		6,775,056

Medical - HMO — 6.6%
Aetna, Inc.	42,900	1,248,819
AMERIGROUP Corp.†	63,300	1,500,843
Centene Corp.†	17,900	336,878
CIGNA Corp.	47,200	1,514,176
Humana, Inc.†	62,200	2,581,922
Medial Saude SA†	62,100	587,217
Triple-S Management Corp., Class B†	14,957	240,210
WellPoint, Inc.†	53,100	2,868,993

		10,879,058

Medical - Hospitals — 2.3%
Bangkok Dusit Medical Service PCL(1)	620,000	445,721
Community Health Systems, Inc.†	69,000	2,105,190
Health Management Associates, Inc., Class A†	89,200	546,796
Select Medical Holdings Corp.†	32,700	295,935
Tenet Healthcare Corp.†	89,300	406,315

		3,799,957

Medical - Wholesale Drug Distribution — 2.6%
A&D Pharma Holding NV GDR†	56,700	340,552
Cardinal Health, Inc.	28,500	918,555
McKesson Corp.	37,000	2,294,740
Profarma Distribuidora de Produtos Farmaceuticos SA	83,200	829,867

		4,383,714

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd. ADR	10,700	323,996

Security Description	Shares	Market Value (Note 2)

Pharmacy Services — 7.1%
Catalyst Health Solutions, Inc.†	75,800	$2,577,958
Express Scripts, Inc.†	45,800	3,929,640
Medco Health Solutions, Inc.†	83,200	5,254,912

		11,762,510

Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†	16,100	356,776

Physicians Practice Management — 0.4%
Healthways, Inc.†	40,500	695,385

Retail - Drug Store — 2.0%
CVS Caremark Corp.	61,849	1,917,937
Shoppers Drug Mart Corp.	16,200	663,411
Walgreen Co.	20,300	789,467

		3,370,815

Therapeutics — 2.8%
Alexza Pharmaceuticals, Inc.†	43,600	95,920
Allos Therapeutics, Inc.†	32,500	210,275
AVANIR Pharmaceuticals, Class A†	41,100	68,637
BioMarin Pharmaceutical, Inc.†	143,900	2,375,789
Neurocrine Biosciences, Inc.†	20,335	41,280
Newron Pharmaceuticals SpA†	9,000	172,035
Onyx Pharmaceuticals, Inc.†	24,700	706,667
Pharmaxis, Ltd.†	66,710	148,472
Theravance, Inc.†	46,500	611,940
Transition Therapeutics, Inc.	4,522	35,991
Warner Chilcott PLC†	8,100	199,098

		4,666,104

Transactional Software — 0.6%
SXC Health Solutions Corp.†	18,500	937,765

Total Common Stock
(cost $162,804,650)		168,456,539

PREFERRED STOCK — 0.1%
Medical - Biomedical/Gene — 0.1%
Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(2)(3)(4) (cost $135,905)	19,415	135,905

WARRANTS — 0.0%
Medical Products — 0.0%
Enteromedics, Inc. Expires 02/23/13 (Strike price $1.38)†(1)(3)(4)	82,200	0

Medical - Biomedical/Gene — 0.0%
Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(3)(4)	4,560	0

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)†(1)(3)(4)	13,050	17,077
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)†(3)(4)	9,484	7,113
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)†(3)(4)	999	0
Poniard Pharmaceuticals, Inc. Expires 04/26/11 (Strike price $4.62)†(3)(4)	10,261	0

		24,190

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

WARRANTS (continued)
Therapeutics — 0.0%
Favrille, Inc. Expires 03/07/11 (Strike price $5.26)†(3)(4)	15,435	$0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(3)(4)	15,000	0

		0

Total Warrants
(cost $15,396)		24,190

Total Long-Term Investment Securities
(cost $162,955,951)		168,616,634

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund (cost $1,526,321)	1,526,321	1,526,321

TOTAL INVESTMENTS
(cost $164,482,272)(5)	102.4%	170,142,955
Liabilities in excess of other assets	(2.4)	(3,924,273)

NET ASSETS —	100.0%	$166,218,682

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security; At November 30, 2009, the aggregate value of these securities was $527,238 representing 0.3% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Health Sciences Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Market Value	Market Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/16 Strike Price $2.77 (Warrant)	10/05/2009	13,050	$1,631	$17,077	$1.31	0.01%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	02/18/2009	9,484	1,186	7,113	0.75	0.00%
Dyadic International, Inc. Expires 05/30/10 Strike Price $6.33 (Warrant)	12/01/2006	4,560	0	0	0.00	0.00%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $1.38 (Warrant)	02/23/2009	82,200	10,275	0	0.00	0.00%
Favrille, Inc. Expires 03/07/11 Strike Price $5.26 (Warrant)	03/10/2006	15,435	1,929	0	0.00	0.00%
HeartWare International, Inc. (Common Stock)	08/17/2009	12,300	270,600	367,143	29.85	0.22%
Mankind Corp. Expires 08/05/10 Strike Price $12.23 (Warrant)	08/05/2005	15,000	375	0	0.00	0.00%
Pacific Biosciences of California, Inc., Series E (Convertible Preferred Stock) 8.00%	07/11/2008	19,415	135,905	135,905	7.00	0.08%
Poniard Pharmaceuticals, Inc. Expires 02/01/11 Strike Price $4.62 (Warrant)	02/01/2006	999	0	0	0.00	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	04/26/2006	10,261	0	0	0.00	0.00%

				$527,238		0.31%

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Open call option contracts written at November 30, 2009 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	Jan-10	$35.00	33	$4,026	$825	$3,201
Alexion Pharmaceuticals, Inc.	Feb-10	50.00	20	2,953	3,200	(247)
Allergan, Inc.	Jan-10	60.00	39	8,689	6,045	2,644
AMAG Pharmaceuticals, Inc.	Jan-10	70.00	5	1,360	50	1,310
AMERIGROUP Corp.	Jan-10	25.00	202	44,520	15,150	29,370
AMERIGROUP Corp.	Mar-10	25.00	59	7,177	9,735	(2,558)
Amgen, Inc.	Jan-10	62.50	63	12,726	2,709	10,017
Amgen, Inc.	Jan-10	60.00	40	3,929	3,640	289
Baxter International, Inc.	Jan-10	55.00	61	10,797	8,235	2,562
Baxter International, Inc.	May-10	62.50	41	5,043	3,485	1,558
C.R. Bard, Inc.	Jan-10	90.00	5	510	50	460
Celgene Corp.	Jan-10	60.00	62	16,686	6,200	10,486
Centene Corp.	Dec-09	20.00	41	5,617	1,230	4,387
Cephalon, Inc.	Jan-10	90.00	2	334	20	314
Cerner Corp.	Jan-10	70.00	20	4,940	14,000	(9,060)
CIGNA Corp.	Jan-10	30.00	25	5,930	8,000	(2,070)
CIGNA Corp.	Jan-10	32.00	62	8,982	12,090	(3,108)
Community Health Systems, Inc.	Jan-10	30.00	79	17,494	16,590	904
Community Health Systems, Inc.	Jan-10	40.00	82	9,823	1,230	8,593
Covance, Inc.	Feb-10	55.00	65	27,000	15,600	11,400
Covance, Inc.	Jan-10	50.00	20	3,740	8,600	(4,860)
Covance, Inc.	Jan-10	60.00	21	4,487	525	3,962
Covidien, Ltd.	Jan-10	45.00	41	8,413	11,685	(3,272)
Cubist Pharmaceuticals, Inc.	Feb-10	25.00	19	3,173	285	2,888
CVS Caremark Corp.	Jan-10	35.00	82	15,744	1,230	14,514
CVS Caremark Corp.	May-10	35.00	41	4,592	4,305	287
DaVita, Inc.	Jan-10	60.00	41	5,838	5,945	(107)
DaVita, Inc.	Apr-10	65.00	40	5,529	5,400	129
Dentsply International, Inc.	Jan-10	35.00	13	3,146	650	2,496
Express Scripts, Inc.	Jan-10	70.00	33	6,518	53,460	(46,942)
Express Scripts, Inc.	Jan-10	75.00	41	9,702	47,560	(37,858)
Express Scripts, Inc.	May-10	100.00	32	7,625	8,000	(375)
Genzyme Corp.	Apr-10	60.00	28	5,562	3,640	1,922
Gilead Sciences, Inc.	Jan-11	60.00	161	34,556	24,955	9,601
Gilead Sciences, Inc.	Jan-11	65.00	161	18,876	13,685	5,191
Gilead Sciences, Inc.	Jan-10	55.00	62	10,633	620	10,013
Gilead Sciences, Inc.	May-10	50.00	63	15,592	13,230	2,362
Gilead Sciences, Inc.	May-10	55.00	124	14,348	11,160	3,188
Gilead Sciences, Inc.	Feb-10	50.00	61	12,223	7,015	5,208
Gilead Sciences, Inc.	Feb-10	55.00	62	12,639	2,170	10,469
Henry Schein, Inc.	Jan-10	60.00	16	2,192	320	1,872
Human Genome Sciences, Inc.	Jan-10	20.00	23	7,181	18,860	(11,679)
Human Genome Sciences, Inc.	Jan-10	30.00	19	2,888	2,964	(76)
Human Genome Sciences, Inc.	Apr-10	35.00	60	9,447	11,040	(1,593)
Humana, Inc.	Jan-10	40.00	40	6,880	13,200	(6,320)
Humana, Inc.	Feb-10	45.00	61	12,931	12,200	731
Humana, Inc.	May-10	45.00	82	18,954	30,340	(11,386)
Humana, Inc.	May-10	50.00	40	7,663	8,200	(537)
Illumina, Inc.	Jan-10	40.00	165	22,626	3,300	19,326
Intuitive Surgical, Inc.	Jan-10	200.00	10	7,200	82,000	(74,800)
Intuitive Surgical, Inc.	Jan-10	270.00	21	18,206	41,580	(23,374)
Laboratory Corp. of America Holdings	Jan-10	70.00	21	4,137	8,610	(4,473)
McKesson Corp.	Jan-10	60.00	41	8,077	14,350	(6,273)
Medco Health Solutions, Inc.	Jan-10	60.00	41	9,887	18,450	(8,563)
Medtronic, Inc.	Jan-10	42.00	83	9,070	15,355	(6,285)
Medtronic, Inc.	Jan-10	45.00	41	4,387	2,665	1,722
Medtronic, Inc.	Jan-11	50.00	62	13,534	14,260	(726)
Merck & Co., Inc.	Apr-10	36.00	20	2,160	5,000	(2,840)
Merck & Co., Inc.	Jan-10	32.50	21	2,247	8,295	(6,048)
Mindray Medical International, Ltd.	Jan-10	30.00	82	12,158	15,580	(3,422)
Monsanto Co.	Jan-10	90.00	49	5,782	4,361	1,421
Myriad Genetics, Inc.	Jan-10	45.00	44	10,216	660	9,556
Onyx Pharmaceuticals, Inc.	Jan-10	45.00	25	4,774	375	4,399
OSI Pharmaceuticals, Inc.	Jan-10	35.00	21	3,562	2,205	1,357
Pfizer, Inc.	Jan-11	20.00	121	11,736	17,424	(5,688)
Psychiatric Solutions, Inc.	Jun-10	25.00	98	14,562	18,130	(3,568)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Shire PLC	Apr-10	$60.00	19	$2,254	$7,600	$(5,346)
St. Jude Medical, Inc.	Jan-10	40.00	62	12,524	2,480	10,044
St. Jude Medical, Inc.	Jan-10	45.00	62	16,864	13,330	3,534
Teva Pharmaceutical Industries, Ltd. ADR	Dec-09	52.50	25	2,550	3,000	(450)
Vertex Pharmaceuticals, Inc.	Apr-10	50.00	81	9,882	9,720	162
WellPoint, Inc.	Mar-10	55.00	120	22,584	52,800	(30,216)
WellPoint, Inc.	Dec-09	65.00	82	12,177	820	11,357
WellPoint, Inc.	Jan-10	55.00	20	5,340	5,100	240
WellPoint, Inc.	Jan-10	60.00	61	17,658	5,795	11,863
Zimmer Holdings, Inc.	Jan-10	60.00	19	2,603	3,420	(817)

			4,010	$738,365	$825,993	$(87,628)

Open put option contracts written at November 30, 2009 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-10	$50.00	8	$7,896	$360	$7,536
Abbott Laboratories	Jan-10	55.00	12	10,884	2,460	8,424
Abbott Laboratories	Jan-10	60.00	28	31,806	17,080	14,726
Acorda Therapeautics, Inc.	Jan-10	25.00	22	13,830	15,620	(1,790)
Aetna, Inc.	Jan-10	35.00	12	8,772	7,320	1,452
Alcon, Inc.	Jan-10	170.00	13	33,604	29,770	3,834
Alexion Pharmaceuticals, Inc.	Jan-10	32.50	4	2,148	80	2,068
Alexion Pharmaceuticals, Inc.	Jan-10	40.00	16	10,396	960	9,436
Alexion Pharmaceuticals, Inc.	Feb-10	40.00	8	4,463	1,120	3,343
Alexion Pharmaceuticals, Inc.	Jan-11	45.00	8	6,003	6,400	(397)
Allergan, Inc.	Jan-10	60.00	20	20,939	7,000	13,939
Allergan, Inc.	Jan-11	60.00	44	48,267	39,600	8,667
Allos Therapeutics, Inc.	Jan-10	7.50	31	6,397	4,650	1,747
Allscripts — Misys Healthcare Solutions, Inc.	Mar-10	25.00	82	45,887	50,840	(4,953)
Allscripts — Misys Healthcare Solutions, Inc.	Mar-10	27.50	41	25,301	34,850	(9,549)
AMAG Pharmaceuticals, Inc.	Jan-10	65.00	6	9,208	17,100	(7,892)
AMAG Pharmaceuticals, Inc.	Feb-10	45.00	18	11,646	16,560	(4,914)
AMAG Pharmaceuticals, Inc.	Jan-11	45.00	29	34,328	35,960	(1,632)
AMAG Pharmaceuticals, Inc.	Jan-11	50.00	12	13,943	19,080	(5,137)
Amgen, Inc.	Jan-10	60.00	40	15,652	18,200	(2,548)
Amylin Pharmaceuticals, Inc.	Jan-10	15.00	41	22,808	6,765	16,043
Amylin Pharmaceuticals, Inc.	Jan-10	20.00	26	15,262	15,340	(78)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	19	13,813	20,710	(6,897)
Baxter International, Inc.	Jan-10	70.00	21	19,887	33,180	(13,293)
Baxter International, Inc.	Jan-10	75.00	8	8,776	16,640	(7,864)
Beckman Coulter, Inc.	Feb-10	70.00	12	9,732	8,160	1,572
Becton Dickinson & Co.	Mar-10	70.00	16	12,912	3,280	9,632
BioCryst Pharmaceuticals, Inc.	Jan-11	12.50	40	24,036	28,000	(3,964)
Biogen Idec, Inc.	Jan-11	50.00	22	15,750	17,600	(1,850)
Boston Scientific Corp.	Jan-10	12.50	77	24,348	33,110	(8,762)
Boston Scientific Corp.	Jan-11	12.50	81	24,370	37,260	(12,890)
Bristol-Myers Squibb Co.	Jan-10	20.00	20	8,740	240	8,500
Bristol-Myers Squibb Co.	Jan-10	25.00	48	27,911	4,608	23,303
C.R. Bard, Inc.	Jan-10	70.00	8	5,315	120	5,195
C.R. Bard, Inc.	Jan-10	75.00	8	7,164	280	6,884
C.R. Bard, Inc.	Jan-10	80.00	20	20,580	2,500	18,080
Cardinal Health, Inc.	Jan-10	45.00	16	15,152	2,480	12,672
Catalyst Health Solutions, Inc.	Mar-10	30.00	24	12,168	2,760	9,408
Celgene Corp.	Jan-10	40.00	8	6,616	120	6,496
Celgene Corp.	Jan-10	50.00	16	22,472	1,520	20,952
Celgene Corp.	Jan-10	55.00	4	5,828	1,020	4,808
Celgene Corp.	Jan-10	60.00	4	3,428	2,240	1,188
Celgene Corp.	Jan-10	70.00	19	29,410	27,930	1,480
Celgene Corp.	Jan-11	60.00	20	26,579	23,600	2,979
Cephalon, Inc.	Jan-10	60.00	25	18,424	15,250	3,174
Cephalon, Inc.	Jan-10	90.00	1	1,727	3,520	(1,793)
Cephalon, Inc.	Jan-11	55.00	8	5,816	6,000	(184)
Cephalon, Inc.	May-10	65.00	16	16,157	18,560	(2,403)
Cerner Corp.	Jan-10	60.00	9	7,353	360	6,993
Cerner Corp.	Jan-10	65.00	9	9,603	855	8,748

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Cerner Corp.	Jan-10	$70.00	9	$13,293	$1,620	$11,673
Cerner Corp.	Mar-10	70.00	12	13,300	4,680	8,620
Cerner Corp.	Jan-11	75.00	62	76,695	75,640	1,055
Cerner Corp.	Jan-11	80.00	41	69,781	62,320	7,461
Cerner Corp.	Mar-10	75.00	41	45,219	24,600	20,619
Cerner Corp.	Mar-10	80.00	41	60,865	37,720	23,145
Charles River Laboratories International, Inc.	Feb-10	40.00	3	2,541	2,490	51
CIGNA Corp.	Jan-10	32.00	20	3,240	3,700	(460)
Community Health Systems, Inc.	Jan-10	30.00	62	38,873	11,160	27,713
Computer Programs & Systems, Inc.	Mar-10	45.00	25	20,558	8,000	12,558
Convance, Inc.	Feb-10	55.00	21	10,437	9,240	1,197
Covidien, Ltd.	Jan-10	45.00	41	19,102	3,895	15,207
Covidien, Ltd.	Jan-10	35.00	1	377	10	367
Covidien, Ltd.	Jan-10	50.00	37	29,279	14,430	14,849
Covidien, Ltd.	Apr-10	50.00	32	23,263	16,320	6,943
Covidien, Ltd.	Jan-10	55.00	61	59,210	53,070	6,140
Cubist Pharmaceuticals, Inc.	Jan-11	17.50	41	12,491	14,760	(2,269)
CVS Caremark Corp.	Jan-10	30.00	49	29,663	4,165	25,498
CVS Caremark Corp.	Jan-10	35.00	20	11,390	8,400	2,990
CVS Caremark Corp.	Jan-11	40.00	20	17,832	21,000	(3,168)
CVS Caremark Corp.	Jan-11	30.00	8	3,496	3,200	296
CVS Caremark Corp.	Jan-11	35.00	8	5,896	5,440	456
DaVita, Inc.	Jan-10	50.00	8	6,661	160	6,501
DaVita, Inc.	Jan-10	55.00	8	4,880	520	4,360
DaVita, Inc.	Jan-10	60.00	4	3,588	920	2,668
DaVita, Inc.	Apr-10	60.00	21	14,006	8,820	5,186
DaVita, Inc.	Apr-10	65.00	4	3,068	2,840	228
DaVita, Inc.	Jul-10	65.00	33	23,762	28,050	(4,288)
Dentsply International, Inc.	Jan-10	30.00	4	1,188	140	1,048
Dentsply International, Inc.	Jan-10	35.00	20	3,856	4,500	(644)
Edwards Lifesciences Corp.	Jan-10	55.00	2	1,294	30	1,264
Edwards Lifesciences Corp.	Jan-10	65.00	4	2,388	80	2,308
Edwards Lifesciences Corp.	Feb-10	65.00	4	2,508	160	2,348
Edwards Lifesciences Corp.	May-10	90.00	10	10,500	11,100	(600)
Elan Corp. PLC ADR	Jan-10	20.00	13	5,941	17,940	(11,999)
Elan Corp. PLC ADR	Jan-10	25.00	13	10,751	24,440	(13,689)
Eli Lilly & Co.	Jan-10	40.00	25	17,425	8,750	8,675
Eli Lilly & Co.	Jan-11	40.00	61	46,047	44,530	1,517
Express Scripts, Inc.	Jan-11	85.00	8	10,581	9,360	1,221
Express Scripts, Inc.	Jan-10	60.00	15	14,013	150	13,863
Express Scripts, Inc.	Jan-10	65.00	8	9,314	160	9,154
Express Scripts, Inc.	Jan-10	70.00	33	43,989	1,155	42,834
Express Scripts, Inc.	Jan-10	75.00	25	18,142	1,750	16,392
Express Scripts, Inc.	Jan-10	80.00	41	69,143	6,150	62,993
Express Scripts, Inc.	Jan-11	80.00	20	29,645	18,800	10,845
Forest Labs, Inc.	Feb-10	35.00	203	135,418	97,440	37,978
Genzyme Corp.	Jan-10	50.00	11	8,217	2,365	5,852
Genzyme Corp.	Jan-10	60.00	16	17,591	15,360	2,231
Genzyme Corp.	Jan-10	75.00	5	7,235	12,350	(5,115)
Gilead Sciences, Inc.	Jan-10	45.00	8	5,016	1,040	3,976
Gilead Sciences, Inc.	Feb-10	45.00	4	1,588	820	768
Henry Schein, Inc.	Jan-10	35.00	3	1,281	90	1,191
Henry Schein, Inc.	Jan-10	45.00	4	2,738	240	2,498
Henry Schein, Inc.	Jan-10	60.00	12	15,924	13,320	2,604
Human Genome Sciences, Inc.	Jan-10	12.50	29	13,253	290	12,963
Human Genome Sciences, Inc.	Jan-10	20.00	20	16,346	600	15,746
Human Genome Sciences, Inc.	Jan-11	20.00	36	37,696	12,780	24,916
IDEXX Laboratories, Inc.	Apr-10	50.00	20	7,644	8,800	(1,156)
Illumina, Inc.	Jan-10	45.00	21	26,228	34,230	(8,002)
Illumina, Inc.	Jan-11	35.00	40	35,879	38,400	(2,521)
Immucor, Inc.	Jan-10	12.50	52	9,204	780	8,424
Intuitive Surgical, Inc.	Jan-10	250.00	13	20,373	4,940	15,433
Intuitive Surgical, Inc.	Jan-10	270.00	4	3,910	3,600	310
Intuitive Surgical, Inc.	Jan-10	200.00	4	18,268	160	18,108
Johnson & Johnson	Jan-10	55.00	12	9,179	204	8,975
Johnson & Johnson	Jan-10	60.00	12	7,704	648	7,056
Johnson & Johnson	Jan-11	65.00	84	102,225	61,320	40,905
Johnson & Johnson	Jan-11	70.00	84	128,018	89,880	38,138

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Market Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Laboratory Corp. of America Holdings	Jan-10	$55.00	8	$4,776	$120	$4,656
Laboratory Corp. of America Holdings	Jan-10	60.00	25	17,846	375	17,471
Laboratory Corp. of America Holdings	Jan-10	65.00	21	8,967	630	8,337
Laboratory Corp. of America Holdings	Jan-10	70.00	27	3,593	2,700	893
Life Technologies Corp.	May-10	55.00	24	18,774	18,480	294
Life Technologies Corp.	Jan-10	45.00	29	21,662	1,740	19,922
McKesson Corp.	Jan-10	50.00	20	13,340	300	13,040
McKesson Corp.	Jan-10	60.00	20	16,139	2,800	13,339
McKesson Corp.	Feb-10	60.00	12	8,124	2,760	5,364
Medco Health Solutions, Inc.	Jan-11	60.00	20	16,480	13,600	2,880
Medco Health Solutions, Inc.	Jan-10	55.00	28	34,506	1,120	33,386
Medco Health Solutions, Inc.	Jan-10	60.00	21	19,064	2,520	16,544
Medtronic, Inc.	Jan-10	35.00	25	19,010	500	18,510
Merck & Co., Inc.	Jan-10	32.50	20	8,273	940	7,333
Millipore Corp.	Apr-10	75.00	24	18,922	20,880	(1,958)
Momenta Pharmaceuticals, Inc.	Jan-11	15.00	11	8,959	8,360	599
Monsanto Co.	Jan-10	140.00	47	171,850	285,290	(113,440)
Monsanto Co.	Jan-10	120.00	13	36,881	52,910	(16,029)
Monsanto Co.	Apr-10	75.00	8	6,075	3,600	2,475
Mylan, Inc.	Jan-10	15.00	8	3,546	160	3,386
Myriad Genetics, Inc.	Jan-10	25.00	4	1,388	1,020	368
Myriad Genetics, Inc.	Jan-10	30.00	9	5,373	6,480	(1,107)
Nuance Communications, Inc.	Jan-11	20.00	82	48,329	52,480	(4,151)
Onyx Pharmaceuticals, Inc.	Jan-10	30.00	24	16,615	6,720	9,895
Onyx Pharmaceuticals, Inc.	Jan-11	30.00	48	35,855	33,120	2,735
OSI Pharmaceuticals, Inc.	Jan-10	35.00	45	34,014	12,375	21,639
OSI Pharmaceuticals, Inc.	Jan-10	40.00	16	16,751	11,360	5,391
Pfizer, Inc.	Jan-10	17.50	166	69,391	7,138	62,253
Pfizer, Inc.	Jan-10	50.00	17	13,275	646	12,629
Pfizer, Inc.	Jan-11	20.00	329	154,860	125,020	29,840
Pfizer, Inc.	Jan-11	22.50	161	88,531	90,965	(2,434)
Psychiatric Solutions, Inc.	Jun-10	20.00	40	9,680	8,600	1,080
Quest Diagnostics, Inc.	Jan-11	55.00	21	16,832	10,290	6,542
Savient Pharmaceuticals, Inc.	Jan-11	15.00	82	42,403	50,020	(7,617)
St. Jude Medical, Inc.	Jan-11	35.00	41	22,291	17,220	5,071
Stericycle, Inc.	May-10	50.00	24	10,488	5,520	4,968
Stryker Corp.	Jan-10	50.00	8	4,856	4,960	(104)
Stryker Corp.	Mar-10	45.00	25	14,925	3,000	11,925
Tenet Healthcare Corp.	Feb-10	8.00	56	13,108	20,160	(7,052)
Teva Pharmaceutical Industries, Ltd. ADR	Dec-09	52.50	41	19,959	3,485	16,474
The Medicines Co.	Apr-10	10.00	41	12,334	11,480	854
Thermo Fisher Scientific, Inc.	Jun-10	55.00	11	9,647	10,450	(803)
Thermo Fisher Scientific, Inc.	Mar-10	50.00	4	2,605	1,960	645
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	330	12,364
Vertex Pharmaceuticals, Inc.	Jan-11	45.00	20	27,312	25,000	2,312
Vertex Pharmaceuticals, Inc.	Jan-10	35.00	8	7,176	640	6,536
Vertex Pharmaceuticals, Inc.	Jan-10	40.00	8	6,376	2,160	4,216
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	12,350	2,561
Walgreen Co.	Jan-10	40.00	135	128,602	29,025	99,577
Walgreen Co.	Jan-11	45.00	124	113,395	109,120	4,275
Walgreen Co.	Jan-11	50.00	83	94,502	106,240	(11,738)
Warner Chilcott PLC	Apr-10	25.00	21	9,537	5,670	3,867
WellPoint, Inc.	Jan-10	55.00	4	3,347	1,400	1,947
Zimmer Holdings, Inc.	Jan-10	70.00	3	2,781	3,300	(519)

			4,983	$3,894,863	$2,844,529	$1,050,334

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Instruments	$12,966,538	$–	$–	$12,966,538
Medical Products	18,352,451	–	–	18,352,451
Medical — Biomedical/Gene	44,581,647	–	–	44,581,647
Medical — Drugs	29,464,219	–	–	29,464,219
Medical — HMO	10,879,058	–	–	10,879,058
Pharmacy Services	11,762,510	–	–	11,762,510
Other Industries*	39,637,252	812,864	–	40,450,116
Preferred Stock	–	–	135,905	135,905
Warrants	–	24,190	–	24,190
Short-Term Investment Securities:
Registered Investment Companies	–	1,526,321	–	1,526,321
Other Financial Instruments:+
Call Option Contracts Written — Appreciation	237,309	–	–	237,309
Call Option Contracts Written — Depreciation	(324,937)	–	–	(324,937)
Put Option Contracts Written — Appreciation	1,369,987	–	–	1,369,987
Put Option Contracts Written — Depreciation	(319,653)	–	–	(319,653)

Total	$168,606,381	$2,363,375	$135,905	$171,105,661

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock	Warrants
Balance as of 5/31/2009	$176,823	$122,314	$96,626
Accrued discounts/premiums	–	–	–
Realized gain(loss)	–	–	–
Change in unrealized appreciation(depreciation)	(97,251)	13,591	–
Net purchases(sales)	(79,572)	–	–
Transfers in and/or out of Level 3	–	–	(96,626)

Balance as of 11/30/2009	$–	$135,905	$–

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

United States Treasury Bonds	42.7%
Insurance — Life/Health	12.4
United States Treasury Notes	12.0
Finance — Investment Banker/Broker	6.5
Time Deposits	5.4
Special Purpose Entities	5.3
Sovereign	4.4
Banks — Super Regional	3.2
Banks — Commercial	3.2
Mining	1.6
Diversified Minerals	1.1
Electric — Integrated	1.0
Transport — Equipment & Leasing	0.9
Federal Farm Credit Bank	0.9
Diversified Financial Services	0.8
Finance — Consumer Loans	0.7
Federal Home Loan Mtg. Corp.	0.7
Paper & Related Products	0.6
Federal Home Loan Bank	0.6
Finance — Other Services	0.5
Diversified Banking Institutions	0.4

104.9%

Credit Quality†#

Government — Agency	2.1%
Government — Treasury	58.8
AAA	4.2
AA	21.5
A	8.2
BBB	3.9
BB	0.5
N/R	0.8

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 35.0%
Banks - Commercial — 2.6%
BB&T Corp. Sub. Notes 0.57% due 05/23/17(1)	$3,000,000	$2,603,391
National City Bank Sub. Notes 0.68% due 06/07/17(1)	1,000,000	840,512
State Street Bank & Trust Co. Sub. Notes 0.51% due 12/08/15(1)	1,600,000	1,485,046

		4,928,949

Banks - Money Center — 0.0%
RBS Capital Trust II Bank Guar. Bonds 6.43% due 01/03/34(2)	50,000	27,500

Banks - Super Regional — 3.2%
Bank of America NA Sub. Notes 0.60% due 06/15/17(1)	2,000,000	1,689,216
Wachovia Corp. Senior Notes 0.57% due 06/15/17(1)	1,000,000	880,464
Wachovia Corp. Sub. Notes 0.62% due 10/28/15(1)	2,000,000	1,817,720
Wells Fargo Bank NA Sub. Notes 0.48% due 05/16/16(1)	2,000,000	1,732,974

		6,120,374

Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 0.42% due 06/12/12(1)	1,500,000	1,440,029

Electric - Integrated — 1.0%
Southern Co. Senior Notes 0.68% due 10/21/11(1)	2,000,000	2,005,686

Finance - Consumer Loans — 0.1%
SLM Corp. Senior Notes 0.22% due 05/01/14(1)	130,000	82,850
SLM Corp. Senior Notes 0.64% due 11/21/13(1)	150,000	106,485

		189,335

Finance - Investment Banker/Broker — 6.5%
Citigroup Funding, Inc. Company Guar. Notes 0.00% due 05/28/13(1)	5,000,000	4,688,910
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(1)(3)	5,000,000	5,096,550
Lehman Brothers Holdings, Inc. Notes 0.00% due 04/14/11†(1)(4)(5)	400,000	77,000
Lehman Brothers Holdings, Inc. Notes 0.00% due 06/10/14†(1)(4)(5)	578,000	111,265
Lehman Brothers Holdings, Inc. Notes 0.00% due 11/01/14†(1)(4)(5)	1,000,000	145,000

Security Description	Principal Amount	Market Value (Note 2)

Finance - Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 0.52% due 06/01/11(1)	$150,000	$146,640
Morgan Stanley Senior Notes 0.87% due 11/01/13(1)	1,150,000	1,091,534
Morgan Stanley Senior Notes 0.00% due 02/02/15(1)	1,203,000	1,209,881

		12,566,780

Insurance - Life/Health — 12.4%
Jackson National Life Global Funding Senior Sec. Notes 0.84% due 05/01/14*(1)	3,042,000	2,549,622
John Hancock Life Insurance Co. Company Guar. Notes 0.44% due 08/15/11(1)	1,000,000	968,690
Monumental Global Funding III Senior Sec. Notes 0.70% due 05/22/18*(1)	5,000,000	4,870,624
Pacific Life Global Funding Bonds 0.70% due 02/06/16*(1)	300,000	284,403
Pacific Life Global Funding Senior Notes 0.83% due 06/02/18*(1)(3)	5,000,000	4,424,000
Principal Life Income Funding Trusts Senior Sec. Notes 0.33% due 07/15/11(1)	2,464,000	2,377,021
Principal Life Income Funding Trusts Senior Sec. Notes 0.00% due 03/01/12(1)	4,390,000	4,174,670
Protective Life Secured Trust Senior Sec. Notes 0.22% due 09/10/11(1)	170,000	162,425
Prudential Financial, Inc. Senior Notes 1.46% due 05/23/18(1)	5,000,000	4,129,200

		23,940,655

Mining — 1.6%
Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18	1,000,000	1,145,153
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	2,000,000	1,980,106

		3,125,259

Paper & Related Products — 0.6%
International Paper Co. Senior Notes 7.30% due 11/15/39	1,200,000	1,196,892

Special Purpose Entities — 5.3%
Allstate Life Global Funding Trust Senior Sec. Notes 0.00% due 03/01/10(1)	4,150,000	4,122,527
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	1,000,000	993,667
Hartford Life Institutional Funding Senior Sec. Notes 1.01% due 05/08/18*(1)	5,000,000	4,158,220

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount		Market Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Strats-Daimler Chrysler Bonds 0.71% due 11/15/13*(1)		$1,000,000	$1,013,250

			10,287,664

Transport-Equipment & Leasing — 0.9%
GATX Corp. Notes 4.75% due 10/01/12		1,700,000	1,744,807

Total U.S. CORPORATE BONDS & NOTES
(cost $72,341,366)			67,573,930

FOREIGN CORPORATE BONDS & NOTES — 2.6%
Banks-Commercial — 0.6%
BNP Paribas LLC Bank Guar. Notes 0.00% due 04/03/17(1)		1,174,000	1,033,179

Diversified Banking Institutions — 0.4%
Natixis Sub. Notes 0.53% due 01/15/19(1)		1,000,000	814,204

Diversified Minerals — 1.1%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39		2,000,000	2,067,282

Finance-Other Services — 0.5%
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*		1,000,000	1,011,490

Total Foreign Corporate Bonds & Notes
(cost $4,949,195)			4,926,155

FOREIGN GOVERNMENT AGENCIES — 4.4%
Sovereign — 4.4%
Australian Index Linked 3.00% due 09/20/25 (cost $8,323,482)	AUD	9,000,000	8,558,730

U.S. GOVERNMENT AGENCIES — 2.2%
Federal Farm Credit Bank — 0.9%
5.13% due 08/25/16		1,500,000	1,687,642

Federal Home Loan Bank — 0.6%
5.00% due 11/17/17		1,000,000	1,111,653

Federal Home Loan Mtg. Corp. — 0.7%
4.50% due 01/15/15		135,000	148,174
5.13% due 11/17/17		500,000	564,488
6.25% due 07/15/32		500,000	613,904

			1,326,566

Tennessee Valley Authority — 0.0%
4.65% due 06/15/35		100,000	93,411

Total U.S. Government Agencies
(cost $3,978,611)			4,219,272

U.S. GOVERNMENT TREASURIES — 54.7%
United States Treasury Bonds — 42.7%
1.75% due 01/15/28 TIPS(6)		14,329,093	14,374,989
1.88% due 07/15/19 TIPS(6)		1,517,190	1,623,986
2.00% due 01/15/26 TIPS(6)		8,715,761	9,120,905
2.38% due 01/15/25 TIPS(6)		1,145,720	1,256,801
2.50% due 01/15/29 TIPS(6)		8,000,000	8,956,248
2.63% due 07/15/17 TIPS(6)		8,336,160	9,374,921
3.63% due 04/15/28 TIPS(6)		12,017,340	15,462,940
3.88% due 04/15/29 TIPS(6)		16,749,803	22,449,961

			82,620,751

Security Description	Principal Amount/ Shares	Market Value (Note 2)

United States Treasury Notes — 12.0%
1.38% due 07/15/18 TIPS(6)	$8,412,600	$8,662,353
1.63% due 01/15/15 TIPS(6)	1,368,546	1,445,100
1.88% due 07/15/15 TIPS(6)	12,213,300	13,096,859

		23,204,312

Total U.S. Government Treasuries
(cost $97,339,257)		105,825,063

PREFERRED STOCK — 0.6%
Finance-Consumer Loans — 0.6%
SLM Corp. 0.52%(1) (cost $1,732,125)	93,000	1,209,930

Total Long-Term Investment Securities
(cost $188,664,036)		192,313,080

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposits — 5.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $10,411,000)	$10,411,000	10,411,000

TOTAL INVESTMENTS
(cost $199,075,036)(7)	104.9%	202,724,080
Liabilities in excess of other assets	(4.9)	(9,378,189)

NET ASSETS —	100.0%	$193,345,891

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $18,311,609 representing 9.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

Currency Legend

AUD—Australian Dollar

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$–	$58,053,380	$9,520,550	$67,573,930
Foreign Corporate Bonds & Notes	–	4,926,155	–	4,926,155
Foreign Government Agencies	–	8,558,730	–	8,558,730
U.S. Government Agencies	–	4,219,272	–	4,219,272
U.S. Government Treasuries	105,825,063	–	–	105,825,063
Preferred Stock	1,209,930	–	–	1,209,930
Short-Term Investment Securities:
Time Deposits	–	10,411,000	–	10,411,000

Total	$107,034,993	$86,168,537	$9,520,550	$202,724,080

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 5/31/2009	$8,582,300
Accrued discounts/premiums	–
Realized gain(loss)	–
Change in unrealized appreciation(depreciation)	938,250
Net purchases(sales)	–
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$9,520,550

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Equity Fund — Emerging Market	10.0%
Banks — Commercial	8.9
Collective Investment Pool	8.7
Diversified Banking Institutions	5.6
Oil Companies — Integrated	5.5
Medical — Drugs	5.4
Telephone — Integrated	3.8
Electric — Integrated	3.7
Food — Misc.	2.7
Diversified Minerals	2.7
Repurchase Agreements	2.5
Chemicals — Diversified	2.5
Auto — Cars/Light Trucks	2.4
Food — Retail	1.7
Insurance — Multi-line	1.7
Electronic Components — Misc.	1.1
Real Estate Investment Trusts	1.0
Real Estate Operations & Development	1.0
Insurance — Property/Casualty	1.0
Metal — Diversified	1.0
Cellular Telecom	1.0
Import/Export	0.9
Brewery	0.9
Diversified Operations	0.8
Steel — Producers	0.8
Insurance — Life/Health	0.7
Diversified Manufacturing Operations	0.7
Auto/Truck Parts & Equipment — Original	0.7
Transport — Rail	0.7
Oil Companies — Exploration & Production	0.6
Insurance — Reinsurance	0.6
Medical Products	0.6
Building Products — Cement	0.6
Industrial Gases	0.5
Machinery — General Industrial	0.5
Tobacco	0.5
Multimedia	0.5
Building & Construction — Misc.	0.5
Office Automation & Equipment	0.5
Engineering/R&D Services	0.5
Aerospace/Defense	0.5
Audio/Video Products	0.5
Finance — Investment Banker/Broker	0.5
Retail — Misc./Diversified	0.4
Retail — Major Department Stores	0.4
Computer Services	0.4
Building — Heavy Construction	0.4
Wireless Equipment	0.4
Investment Companies	0.4
Semiconductor Equipment	0.4
Apparel Manufacturers	0.4
Telecom Services	0.4
Transport — Services	0.4
Transport — Marine	0.4
Beverages — Wine/Spirits	0.4
Public Thoroughfares	0.4
Gas — Distribution	0.4
Retail — Apparel/Shoe	0.4
Electric Products — Misc.	0.4
Oil — Field Services	0.4
Cosmetics & Toiletries	0.3
Finance — Other Services	0.3
Enterprise Software/Service	0.3
Paper & Related Products	0.3
Athletic Footwear	0.3
Time Deposits	0.3
Metal — Copper	0.3
Soap & Cleaning Preparation	0.3
Cable/Satellite TV	0.3

Food — Dairy Products	0.3
Power Converter/Supply Equipment	0.3
Human Resources	0.3
Photo Equipment & Supplies	0.3
Machinery — Construction & Mining	0.3
U.S. Government Treasuries	0.3
Filtration/Separation Products	0.2
Building & Construction Products — Misc.	0.2
Agricultural Chemicals	0.2
Sugar	0.2
Textile — Products	0.2
Real Estate Management/Services	0.2
Machinery — Farming	0.2
Gold Mining	0.2
Medical — Biomedical/Gene	0.2
Machinery — Electrical	0.2
Airlines	0.2
Toys	0.2
Television	0.2
Building — Residential/Commercial	0.2
Electronic Components — Semiconductors	0.1
Food — Baking	0.1
Steel Pipe & Tube	0.1
Distribution/Wholesale	0.1
Electric — Transmission	0.1
Computers — Periphery Equipment	0.1
Telecommunication Equipment	0.1
Retail — Home Furnishings	0.1
Rubber — Tires	0.1
Oil Refining & Marketing	0.1
Circuit Boards	0.1
Metal Processors & Fabrication	0.1
Building Products — Air & Heating	0.1
Seismic Data Collection	0.1
Cruise Lines	0.1
Machinery — Material Handling	0.1
Applications Software	0.1
Computers — Integrated Systems	0.1
Retail — Jewelry	0.1
Water	0.1
Diversified Operations/Commercial Services	0.1
Rubber & Vinyl	0.1
Advertising Services	0.1
Beverages — Non-alcoholic	0.1
Hotels/Motels	0.1
Industrial Automated/Robotic	0.1
Gambling (Non-Hotel)	0.1
E-Commerce/Services	0.1
Web Portals/ISP	0.1
Security Services	0.1
Satellite Telecom	0.1
Electronic Measurement Instruments	0.1
Mining	0.1
Travel Services	0.1
Medical — Wholesale Drug Distribution	0.1
Computers — Memory Devices	0.1
Aerospace/Defense — Equipment	0.1
Agricultural Operations	0.1
Printing — Commercial	0.1
Publishing — Newspapers	0.1
Transport — Truck	0.1
Food — Wholesale/Distribution	0.1
Food — Catering	0.1
Building Products — Doors & Windows	0.1
Retail — Building Products	0.1
Publishing — Books	0.1
Electric — Distribution	0.1
Containers — Paper/Plastic	0.1
Fisheries	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Finance — Leasing Companies	0.1
Machine Tools & Related Products	0.1
Investment Management/Advisor Services	0.1
Non-Ferrous Metals	0.1
Optical Supplies	0.1
Shipbuilding	0.1
Metal — Aluminum	0.1
Casino Hotels	0.1
Appliances	0.1

107.4%

Country Allocation*

United States	21.8%
United Kingdom	17.8
Japan	16.5
Australia	7.9
France	7.9
Germany	7.5
Switzerland	6.7
Spain	4.4
Italy	3.6
Sweden	2.4
Netherlands	2.2
Hong Kong	1.9
Singapore	1.3
Denmark	1.0
Belgium	0.8
Finland	0.8
Portugal	0.5
Greece	0.4
Bermuda	0.4
Norway	0.3
Austria	0.3
Luxembourg	0.3
Ireland	0.3
Jersey	0.2
New Zealand	0.1
Cayman Islands	0.1

107.4%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 85.2%
Australia — 7.9%
AGL Energy, Ltd.#	37,599	$476,607
Alumina, Ltd.†#	205,007	289,160
Amcor, Ltd.	102,245	553,449
AMP, Ltd.	169,175	957,575
Aristocrat Leisure, Ltd.#	33,532	123,769
Arrow Energy, Ltd.†	48,917	174,732
Asciano Group†	233,537	353,999
ASX, Ltd.	14,384	435,543
Australia and New Zealand Banking Group, Ltd.	210,383	4,268,080
AXA Asia Pacific Holdings, Ltd.	85,494	454,163
Bendigo and Adelaide Bank, Ltd.	29,234	237,766
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.#	281,952	10,665,308
Billabong International, Ltd.#	16,938	162,892
BlueScope Steel, Ltd.	153,179	380,204
Boral, Ltd.#	49,810	255,477
Brambles, Ltd.	117,781	711,979
Caltex Australia, Ltd.†	11,342	100,973
CFS Retail Property Trust#	146,063	263,545
Coca - Cola Amatil, Ltd.	46,786	454,224
Cochlear, Ltd.	4,721	273,620
Commonwealth Bank of Australia	127,598	6,170,579
Computershare, Ltd.	37,345	365,644
Crown, Ltd.	41,135	295,000
CSL, Ltd.	50,098	1,447,206
CSR, Ltd.	120,906	190,469
Dexus Property Group	394,929	292,990
Energy Resources of Australia, Ltd.	5,609	123,192
Fairfax Media, Ltd.#	177,834	266,306
Fortescue Metals Group, Ltd.†#	103,908	400,663
Foster’s Group, Ltd.	161,955	833,641
Goodman Fielder, Ltd.	108,150	151,553
Goodman Group	502,079	275,913
GPT Group	719,086	391,874
Harvey Norman Holdings, Ltd.#	44,624	175,746
Incitec Pivot, Ltd.	135,473	353,627
Insurance Australia Group, Ltd.	174,024	624,803
Leighton Holdings, Ltd.#	12,517	409,276
Lend Lease Corp., Ltd.	36,520	303,714
Macquarie Group, Ltd.	27,949	1,228,728
Macquarie Infrastructure Group	190,013	226,243
MAp Group	63,006	153,501
Metcash, Ltd.	64,263	275,458
Mirvac Group	212,124	305,998
National Australia Bank, Ltd.	176,056	4,614,967
Newcrest Mining, Ltd.	40,607	1,368,292
OneSteel, Ltd.	111,388	306,061
Orica, Ltd.	30,241	691,889
Origin Energy, Ltd.	73,508	1,050,959
OZ Minerals, Ltd.†	262,231	293,016
Paladin Energy, Ltd.†#	54,224	204,615
Qantas Airways, Ltd.	93,246	222,050
QBE Insurance Group, Ltd.#	85,061	1,732,660
Rio Tinto, Ltd.#	36,609	2,402,773
Santos, Ltd.	69,762	940,535
Sims Metal Management, Ltd.#	12,251	237,879
Sonic Healthcare, Ltd.	30,891	400,913
SP AusNet#	111,860	88,109
Stockland	200,204	740,802
Suncorp - Metway, Ltd.	105,635	849,475
TABCORP Holdings, Ltd.#	50,719	333,536
Tatts Group, Ltd.	101,366	223,747
Telstra Corp., Ltd.	365,880	1,142,724
Toll Holdings, Ltd.	55,514	413,372

Security Description	Shares	Market Value (Note 2)

Australia (continued)
Transurban Group#	97,542	$487,789
Wesfarmers, Ltd.	84,443	2,303,226
Wesfarmers, Ltd. PPS	12,765	350,159
Westfield Group	174,493	1,951,380
Westpac Banking Corp.	247,049	5,462,212
Woodside Petroleum, Ltd.	41,711	1,862,402
Woolworths, Ltd.	103,382	2,655,987
WorleyParsons, Ltd.#	13,780	334,712

		70,521,430

Austria — 0.3%
Erste Group Bank AG	22,019	895,337
Immoeast AG†	13,480	88,453
OMV AG	8,484	358,989
Raiffeisen International Bank Holding AG#	7,740	459,069
Telekom Austria AG	17,163	298,430
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,491	112,211
Vienna Insurance Group	1,242	65,515
Voestalpine AG	8,843	313,897

		2,591,901

Belgium — 0.8%
Anheuser - Busch InBev NV	46,061	2,298,976
Belgacom SA#	4,918	186,203
Colruyt SA#	486	123,511
Compagnie Nationale a Portefeuille	1,067	56,204
Delhaize Group SA	4,028	304,892
Dexia SA†	17,096	129,020
Dexia SA VVPR†	1,290	14
Fortis†	270,626	1,139,836
Groupe Bruxelles Lambert SA	15,911	1,449,717
KBC Groep NV†	23,460	1,044,110
Mobistar SA	970	68,092
Solvay SA	1,917	202,299
UCB SA#	3,261	145,183
Umicore	3,686	125,444

		7,273,501

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	38,000	140,967
Chinese Estates Holdings, Ltd.	57,500	97,045
Esprit Holdings, Ltd.	96,534	650,199
Kerry Properties, Ltd.	60,000	304,643
Li & Fung, Ltd.	190,000	763,672
Mongolia Energy Co., Ltd.†	256,000	156,242
Noble Group, Ltd.	113,000	253,107
NWS Holdings, Ltd.	70,000	136,025
Orient Overseas International, Ltd.	18,500	83,548
Seadrill, Ltd.#	9,000	208,059
Shangri - La Asia, Ltd.	110,000	200,412
Yue Yuen Industrial Holdings, Ltd.	55,500	156,473

		3,150,392

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	16,500	134,767
Foxconn International Holdings, Ltd.†	178,000	152,964
Lifestyle International Holdings, Ltd.	49,000	84,722

		372,453

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	42,697	304,531

Denmark — 1.0%
AP Moller - Maersk A/S, Series A	18	127,841

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Denmark (continued)
AP Moller - Maersk A/S, Series B	307	$2,242,345
Carlsberg A/S	22,727	1,629,040
Coloplast A/S	736	68,608
Danske Bank A/S†	67,777	1,459,842
DSV A/S†#	6,762	120,474
H. Lundbeck A/S#	53,167	1,000,338
Novo Nordisk A/S, Class B	19,910	1,335,729
Novozymes A/S#	1,491	151,021
Topdanmark A/S†#	462	66,278
TrygVesta A/S	827	57,234
Vestas Wind Systems A/S†	10,955	769,214
William Demant Holding†	762	54,888

		9,082,852

Finland — 0.8%
Elisa Oyj	12,121	261,538
Fortum Oyj	14,362	364,238
Kesko Oyj, Class B	4,649	158,183
Kone Oyj, Class B	4,970	201,120
Metso Oyj	17,809	572,795
Neste Oil Oyj	4,145	72,198
Nokia OYJ	182,992	2,409,749
Nokian Renkaat Oyj#	3,431	86,757
Orion Oyj	18,710	384,326
Outokumpu Oyj	3,825	66,049
Pohjola Bank PLC, Class A	58,607	618,650
Rautaruukki Oyj#	2,722	56,649
Sampo Oyj, Class A	13,584	322,274
Sanoma Oyj#	2,602	54,581
Stora Enso Oyj, Class R†	145,967	1,115,610
UPM - Kymmene Oyj	29,291	372,527
Wartsila Oyj#	2,710	101,120

		7,218,364

France — 7.9%
Accor SA	4,734	253,341
Aeroports de Paris	960	76,903
Air France - KLM†	4,368	69,261
Air Liquide SA	8,103	941,731
Alcatel - Lucent†#	309,735	1,041,321
Alstom SA#	6,522	456,653
Atos Origin SA†	24,701	1,080,055
AXA SA	141,851	3,380,255
BioMerieux	1,104	128,307
BNP Paribas	72,949	6,024,516
Bouygues SA	39,838	1,982,096
Bureau Veritas SA	1,580	78,931
Cap Gemini SA	44,404	2,053,586
Carrefour SA	91,035	4,417,257
Casino Guichard Perrachon SA	1,783	153,086
Christian Dior SA#	29,463	2,986,213
Cie Generale de Geophysique - Veritas†#	48,763	994,696
CNP Assurances	1,201	128,562
Compagnie de St. Gobain	12,438	676,549
Compagnie Generale des Etablissements Michelin, Class B	4,765	361,322
Credit Agricole SA#	46,821	968,791
Dassault Systemes SA#	2,096	120,603
Dexia SA Strip VVPR	1,290	14
EDF SA	7,659	441,845
Eiffage SA	1,309	71,044
Eramet	170	55,048
Essilor International SA#	6,502	377,197
Eurazeo	892	62,837
Eutelsat Communications#	12,584	411,828

Security Description	Shares	Market Value (Note 2)

France (continued)
Fonciere Des Regions#	2,420	$249,203
France Telecom SA#	210,838	5,484,818
GDF Suez#	58,603	2,447,152
GDF Suez VVPR†	12,852	19
Gecina SA	6,922	760,822
Groupe Danone SA	17,781	1,062,890
Hermes International	1,707	242,730
ICADE	636	64,080
Iliad SA#	526	63,320
Imerys SA	1,096	63,853
Ipsen SA	815	44,514
JC Decaux SA†	2,146	48,818
Klepierre#	2,942	117,728
L’Oreal SA	7,740	839,806
Lafarge SA#	11,092	911,539
Lagardere SCA	8,043	342,563
Legrand SA#	57,626	1,583,037
LVMH Moet Hennessy Louis Vuitton SA#	7,921	824,953
M6 - Metropole Television	2,085	53,723
Natixis†	163,898	873,659
Neopost SA	5,378	469,985
PagesJaunes Groupe SA	4,088	48,358
Pernod - Ricard SA#	6,522	556,151
Peugeot SA†	6,632	234,567
PPR#	16,096	1,948,019
Publicis Groupe SA#	15,783	607,642
Renault SA†	5,988	289,519
Safran SA	6,068	101,547
Sanofi - Aventis SA	40,861	3,087,378
Schneider Electric SA	9,136	999,917
SCOR SE	24,866	606,175
Societe BIC SA	2,300	160,746
Societe Des Autoroutes Paris - Rhin - Rhone	731	60,930
Societe Generale	33,589	2,364,925
Societe Television Francaise 1#	3,795	67,583
Sodexo	3,048	171,170
Suez Environnement SA	8,708	193,714
Technip SA	4,439	302,875
Thales SA	2,891	141,777
Total SA#	122,500	7,580,168
Unibail - Rodamco SE#	2,855	643,039
Vallourec SA#	5,473	915,484
Veolia Environnement	12,768	432,228
Vinci SA	14,184	784,299
Vivendi SA	64,348	1,854,173

		70,495,444

Germany — 7.1%
Adidas AG	43,380	2,483,685
Allianz SE	25,305	3,108,894
BASF SE	123,981	7,476,338
Bayer AG	90,077	6,896,664
Bayerische Motoren Werke AG	21,373	1,008,512
Beiersdorf AG#	6,411	416,921
Celesio AG	14,261	376,237
Commerzbank AG†#	28,399	265,237
Daimler AG	59,045	2,989,584
Deutsche Bank AG#	62,367	4,500,218
Deutsche Boerse AG	6,305	525,339
Deutsche Lufthansa AG	7,403	118,163
Deutsche Post AG (Sweden)	23,206	434,517
Deutsche Post AG (London)†	4,152	77,743
Deutsche Postbank AG†	2,830	99,521
Deutsche Telekom AG#	311,645	4,595,278

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Germany (continued)
E.ON AG	88,066	$3,483,086
Fraport AG Frankfurt Airport Services Worldwide#	1,188	58,831
Fresenius Medical Care AG & Co. KGaA#	6,187	328,962
Fresenius SE	2,855	165,518
GEA Group AG	5,052	106,505
Hannover Rueckversicherung AG†	1,950	92,935
HeidelbergCement AG	4,547	301,300
Henkel AG & Co. KGaA	13,002	561,096
Hochtief AG	9,184	721,230
Infineon Technologies AG†#	35,138	168,309
K+S AG	19,450	1,171,711
Linde AG	27,917	3,432,312
MAN SE	26,145	2,139,564
Merck KGaA	2,089	197,019
Metro AG	3,668	230,497
Muenchener Rueckversicherungs AG	26,582	4,168,243
Porsche Automobil Holding SE	2,829	196,890
Puma AG Rudolf Dassler Sport	171	58,748
RWE AG	20,041	1,839,560
Salzgitter AG	1,263	120,520
SAP AG	27,745	1,325,638
Siemens AG	38,538	3,776,386
Solarworld AG#	2,709	61,300
Suedzucker AG	84,839	1,853,526
ThyssenKrupp AG#	10,813	394,054
TUI AG†#	4,476	35,419
United Internet AG†#	36,931	498,530
Volkswagen AG#	2,274	279,991
Wacker Chemie AG	506	83,303

		63,223,834

Greece — 0.4%
Alpha Bank A.E.†	44,844	616,120
Coca - Cola Hellenic Bottling Co. SA	14,704	325,442
EFG Eurobank Ergasias SA†	68,241	904,787
Hellenic Petroleum SA	12,348	144,806
Hellenic Telecommunications Organization SA	46,346	716,090
Marfin Investment Group SA†	20,890	65,872
National Bank of Greece SA†	19,627	577,630
OPAP SA	7,220	173,134
Piraeus Bank SA†	9,786	142,534
Public Power Corp. SA†	3,751	75,698
Titan Cement Co. SA	1,867	54,498

		3,796,611

Hong Kong — 1.9%
Bank of East Asia, Ltd.	123,800	535,931
BOC Hong Kong Holdings, Ltd.	311,000	715,095
Cathay Pacific Airways, Ltd.†	99,000	170,151
Cheung Kong Holdings, Ltd.	117,000	1,474,945
CLP Holdings, Ltd.	172,000	1,165,154
Hang Lung Group, Ltd.	67,000	329,811
Hang Lung Properties, Ltd.	174,000	632,009
Hang Seng Bank, Ltd.	64,200	939,385
Henderson Land Development Co., Ltd.	90,000	632,899
Hong Kong & China Gas Co., Ltd.	330,000	787,737
Hong Kong Aircraft Engineering Co., Ltd.	5,600	74,353
Hong Kong Exchanges and Clearing, Ltd.	85,900	1,531,781
Hongkong Electric Holdings, Ltd.	116,500	632,854
Hopewell Holdings, Ltd.	48,000	152,051
Hutchison Whampoa, Ltd.	179,000	1,211,418
Hysan Development Co., Ltd.	53,000	150,792
MTR Corp., Ltd.	120,000	406,449
New World Development Co., Ltd.	211,000	434,521

Security Description	Shares	Market Value (Note 2)

Hong Kong (continued)
PCCW, Ltd.	313,000	$75,523
Sino Land Co., Ltd.	142,000	270,073
Sun Hung Kai Properties, Ltd.	118,000	1,743,344
Swire Pacific, Ltd., Class A	64,500	739,873
Television Broadcasts, Ltd.	24,000	109,625
The Link REIT	182,000	459,341
Wharf Holdings, Ltd.	116,000	626,396
Wheelock & Co., Ltd.	77,000	250,372
Wing Hang Bank, Ltd.	15,000	155,612

		16,407,495

Ireland — 0.3%
Anglo Irish Bank Corp. PLC†(1)	31,152	468
CRH PLC (Dublin)	79,068	1,992,199
Elan Corp. PLC†	28,353	186,898
Kerry Group PLC	4,526	134,167
Ryanair Holdings PLC†	7,244	29,940
Ryanair Holdings PLC ADR†	934	24,480

		2,368,152

Isle of Man — 0.0%
Genting Singapore PLC†#	389,000	300,744

Italy — 3.6%
A2A SpA	983,706	1,915,779
ACEA SpA	72,243	831,473
Assicurazioni Generali SpA	69,752	1,802,510
Atlantia SpA	40,823	1,054,323
Autogrill SpA†#	3,290	40,731
Banca Carige SpA#	20,900	58,309
Banca Monte dei Paschi di Siena SpA#	152,611	293,545
Banca Popolare di Milano Scarl	12,748	98,963
Banco Popolare SC†	108,688	891,075
Enel SpA	809,083	4,841,295
ENI SpA	241,324	5,978,945
Exor SpA	2,332	44,506
Fiat SpA†	24,721	364,888
Finmeccanica SpA	13,085	216,715
Fondiaria - Sai SpA	2,012	33,323
Intesa Sanpaolo SpA†	423,101	1,832,863
Intesa Sanpaolo SpA RSP	69,937	228,668
Italcementi SpA RNC#	13,355	178,574
Luxottica Group SpA#	3,747	93,284
Mediaset SpA	132,228	1,003,656
Mediobanca SpA†	15,312	182,784
Mediolanum SpA#	7,092	46,110
Parmalat SpA	759,346	2,209,701
Pirelli & C. SpA†	84,602	53,481
Prysmian SpA	3,215	54,068
Saipem SpA	8,560	275,317
Snam Rete Gas SpA	46,182	231,784
Telecom Italia SpA (Chi-X)	1,168,706	1,870,693
Telecom Italia SpA (Milan)	514,428	582,034
Terna Rete Elettrica Nazionale SpA#	42,052	174,749
UniCredit SpA†	1,343,973	4,591,050
Unione di Banche Italiane SCPA	18,599	255,396
Unipol Gruppo Finanziario SpA†#	23,925	32,620

		32,363,212

Japan — 16.5%
ABC - Mart, Inc.#	1,400	43,649
ACOM Co., Ltd.#	2,190	29,212
Advantest Corp.#	8,800	195,669
Aeon Co., Ltd.#	35,200	283,424
Aeon Credit Service Co., Ltd.#	4,300	43,677

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Aeon Mall Co., Ltd.	4,500	$82,514
Aioi Insurance Co., Ltd.	27,000	133,063
Air Water, Inc.	8,000	99,861
Aisin Seiki Co., Ltd.	48,600	1,175,081
Ajinomoto Co., Inc.	37,000	347,143
Alfresa Holdings Corp.	2,000	86,997
All Nippon Airways Co., Ltd.	46,000	120,801
Amada Co., Ltd.	19,000	109,903
Aozora Bank, Ltd.†#	41,000	51,226
Asahi Breweries, Ltd.	21,300	378,491
Asahi Glass Co., Ltd.	55,000	480,391
Asahi Kasei Corp.	69,000	335,261
Asics Corp.#	9,000	79,963
Astellas Pharma, Inc.	24,900	918,915
Bank of Kyoto, Ltd.	17,000	155,565
Benesse Holdings Inc.	4,100	183,087
Bridgestone Corp.	33,500	532,884
Brother Industries, Ltd.	12,200	133,517
Canon Marketing Japan, Inc.	3,700	54,276
Canon, Inc.	83,300	3,209,035
Casio Computer Co., Ltd.#	13,000	94,447
Central Japan Railway Co.	83	600,127
Chiyoda Corp.	8,600	66,062
Chubu Electric Power Co., Inc.	36,400	930,634
Chugai Pharmaceutical Co., Ltd.	12,300	233,364
Chuo Mitsui Trust Holdings, Inc.	50,000	175,844
Citizen Holdings Co., Ltd.	15,700	86,637
Coca - Cola West Co., Ltd.#	3,100	57,381
Cosmo Oil Co., Ltd.	33,000	71,009
Credit Saison Co., Ltd.#	8,700	96,219
Dai Nippon Printing Co., Ltd.	31,000	382,658
Daicel Chemical Industries, Ltd.	15,000	89,195
Daido Steel Co., Ltd.#	16,000	52,568
Daihatsu Motor Co., Ltd.	11,000	103,332
Daiichi Sankyo Co., Ltd.	37,000	724,676
Daikin Industries, Ltd.#	26,200	930,518
Dainippon Sumitomo Pharma Co., Ltd.#	8,800	90,199
Daito Trust Construction Co., Ltd.	4,300	204,454
Daiwa House Industry Co., Ltd.	28,000	281,490
Daiwa Securities Group, Inc.	91,000	489,530
Dena Co., Ltd.#	15	82,080
Denki Kagaku Kogyo Kabushiki Kaisha#	74,000	310,759
Denso Corp.	63,000	1,760,123
Dentsu, Inc.#	9,200	197,751
Disco Corp.#	12,400	714,391
Dowa Holdings Co., Ltd.	14,000	74,826
East Japan Railway Co.	37,400	2,639,287
Eisai Co., Ltd.#	13,900	509,752
Electric Power Development Co., Ltd.	7,300	226,753
Elpida Memory, Inc.†	9,700	119,511
FamilyMart Co., Ltd.	3,200	105,322
Fanuc, Ltd.	10,500	867,307
Fast Retailing Co., Ltd.	2,600	471,633
Fuji Electric Holdings Co., Ltd.†#	31,000	46,622
Fuji Heavy Industries, Ltd.†	32,000	126,978
Fuji Media Holdings, Inc.	26	38,862
FUJIFILM Holdings Corp.	25,500	694,730
Fujitsu, Ltd.#	102,000	606,525
Fukuoka Financial Group, Inc.#	43,000	156,201
Furukawa Electric Co., Ltd.#	35,000	129,570
GS Yuasa Corp.#	20,000	140,676
Gunma Bank, Ltd.	22,000	128,528
Hakuhodo DY Holdings, Inc.#	1,280	62,490
Hankyu Hanshin Holdings, Inc.#	63,000	292,261

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Hino Motors, Ltd.†#	14,000	$41,786
Hirose Electric Co., Ltd.#	1,700	179,755
Hisamitsu Pharmaceutical Co., Inc.#	3,700	130,553
Hitachi Chemical Co., Ltd.	23,800	466,143
Hitachi Construction Machinery Co., Ltd.#	5,900	137,876
Hitachi High - Technologies Corp.	3,800	62,073
Hitachi Metals, Ltd.#	31,000	270,407
Hitachi, Ltd.†#	185,000	500,810
Hokkaido Electric Power Co., Inc.#	10,100	201,439
Hokuhoku Financial Group, Inc.	69,000	161,245
Hokuriku Electric Power Co.#	10,300	234,503
Honda Motor Co., Ltd.	136,200	4,254,280
Hoya Corp.	22,700	579,055
Ibiden Co., Ltd.	32,400	1,094,493
Idemitsu Kosan Co., Ltd.	1,200	73,577
IHI Corp.†#	73,000	117,388
INPEX Corp.	45	350,879
Isetan Mitsukoshi Holdings, Ltd.#	19,500	167,388
Isuzu Motors, Ltd.†#	65,000	111,291
Ito En, Ltd.#	3,500	56,484
ITOCHU Corp.	83,000	569,401
ITOCHU Techno - Solutions Corp.#	1,600	44,054
J Front Retailing Co., Ltd.#	27,000	113,385
Jafco Co., Ltd.#	1,700	40,809
Japan Airlines Corp.†#	50,000	53,216
Japan Petroleum Exploration Co.	1,600	72,744
Japan Prime Realty Investment Corp.	31	70,363
Japan Real Estate Investment Corp.#	24	174,919
Japan Retail Fund Investment Corp.	19	82,427
Japan Tobacco, Inc.	247	730,942
JFE Holdings, Inc.	27,000	887,089
JGC Corp.	57,000	1,066,277
JS Group Corp.	13,800	225,423
JSR Corp.#	48,200	925,079
JTEKT Corp.	10,600	103,866
Jupiter Telecommunications Co., Ltd.	134	125,722
Kajima Corp.	47,000	90,803
Kamigumi Co., Ltd.	14,000	110,458
Kaneka Corp.	16,000	106,062
Kansai Paint Co., Ltd.#	12,000	103,702
Kao Corp.	29,700	728,413
Kawasaki Heavy Industries, Ltd.#	78,000	189,496
Kawasaki Kisen Kaisha, Ltd.†#	33,000	95,824
KDDI Corp.	160	864,415
Keihin Electric Express Railway Co., Ltd.#	24,000	194,910
Keio Corp.#	32,000	202,499
Keisei Electric Railway Co., Ltd.#	15,000	84,683
Keyence Corp.	2,300	462,182
Kikkoman Corp.	9,000	104,639
Kinden Corp.	7,000	62,841
Kintetsu Corp.#	89,000	342,862
Kirin Holdings Co., Ltd.	46,000	751,411
Kobe Steel, Ltd.†	137,000	232,982
Koito Manufacturing Co., Ltd.	5,000	74,329
Komatsu, Ltd.	80,400	1,579,352
Konami Corp.#	5,100	85,079
Konica Minolta Holdings, Inc.	26,500	244,031
Kubota Corp.#	188,000	1,655,113
Kuraray Co., Ltd.	89,000	1,069,771
Kurita Water Industries, Ltd.	6,200	195,812
Kyocera Corp.	8,900	708,376
Kyowa Hakko Kirin Co., Ltd.	14,000	150,787
Kyushu Electric Power Co., Inc.	20,900	459,152
Lawson, Inc.#	3,600	178,251

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Mabuchi Motor Co., Ltd.#	1,600	$78,482
Makita Corp.	6,200	209,440
Marubeni Corp.	91,000	480,055
Marui Group Co., Ltd.	12,300	69,155
Maruichi Steel Tube, Ltd.#	2,100	39,916
Matsui Securities Co., Ltd.	6,700	45,344
Mazda Motor Corp.†	81,000	172,420
McDonald’s Holdings Co. Japan, Ltd.#	3,700	79,188
MEDICEO Holdings Co., Ltd.#	8,100	111,886
MEIJI Holdings Co., Ltd.†	4,000	159,186
Minebea Co., Ltd.#	20,000	99,954
Mitsubishi Chemical Holdings Corp.	66,500	241,566
Mitsubishi Corp.	122,800	2,770,245
Mitsubishi Electric Corp.†	106,000	748,033
Mitsubishi Estate Co., Ltd.	65,000	1,011,395
Mitsubishi Gas Chemical Co., Inc.#	21,000	95,477
Mitsubishi Heavy Industries, Ltd.#	167,000	544,817
Mitsubishi Logistics Corp.#	6,000	63,304
Mitsubishi Materials Corp.†	60,000	142,989
Mitsubishi Motors Corp.†#	198,000	268,001
Mitsubishi Rayon Co., Ltd.#	28,000	119,852
Mitsubishi Tanabe Pharma Corp.	12,000	158,260
Mitsubishi UFJ Financial Group, Inc.#	723,200	4,032,652
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	96,067
Mitsui & Co., Ltd.	172,200	2,279,000
Mitsui Chemicals, Inc.#	33,000	82,844
Mitsui Engineering & Shipbuilding Co., Ltd.#	41,000	101,030
Mitsui Fudosan Co., Ltd.	59,000	1,017,006
Mitsui Mining & Smelting Co., Ltd.†	32,000	78,852
Mitsui O.S.K. Lines, Ltd.	112,000	625,821
Mitsui Sumitomo Insurance Group Holdings, Inc.	23,200	609,255
Mitsumi Electric Co., Ltd.	4,600	71,629
Mizuho Financial Group, Inc.	751,100	1,407,661
Mizuho Securities Co., Ltd.	31,000	101,134
Mizuho Trust & Banking Co., Ltd.†#	83,000	75,856
Murata Manufacturing Co., Ltd.	22,700	1,079,327
Namco Bandai Holdings, Inc.#	11,000	109,695
NEC Corp.†#	112,000	282,462
NGK Insulators, Ltd.#	48,000	1,053,401
NGK Spark Plug Co., Ltd.	9,000	96,934
NHK Spring Co., Ltd.#	9,000	80,379
Nidec Corp.	18,900	1,659,544
Nikon Corp.	40,500	730,912
Nintendo Co., Ltd.	5,500	1,349,549
Nippon Building Fund, Inc.	28	227,395
Nippon Electric Glass Co., Ltd.	64,000	761,129
Nippon Express Co., Ltd.	47,000	208,792
Nippon Meat Packers, Inc.	10,000	123,785
Nippon Mining Holdings, Inc.	48,500	190,207
Nippon Oil Corp.	68,000	289,496
Nippon Paper Group, Inc.	5,100	138,946
Nippon Sheet Glass Co., Ltd.#	35,000	88,674
Nippon Steel Corp.#	281,000	1,043,510
Nippon Telegraph and Telephone Corp.	28,600	1,240,745
Nippon Yusen Kabushiki Kaisha#	61,000	189,831
Nipponkoa Insurance Co., Ltd.#	36,000	214,068
Nissan Chemical Industries, Ltd.	8,000	105,784
Nissan Motor Co., Ltd.†	136,700	989,984
Nissay Dowa General Insurance Co., Ltd.	10,000	49,630
Nissha Printing Co., Ltd.	1,500	77,915
Nisshin Seifun Group, Inc.	10,500	142,122
Nisshin Steel Co., Ltd.#	38,000	56,710
Nisshinbo Holdings, Inc.#	7,000	57,254
Nissin Foods Holdings Co., Ltd.#	3,900	143,024

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Nitori Co., Ltd.	13,250	$1,109,787
Nitto Denko Corp.	9,100	291,613
NOK Corp.	53,200	617,918
Nomura Holdings, Inc.#	268,500	1,932,057
Nomura Real Estate Holdings, Inc.	5,200	80,731
Nomura Real Estate Office Fund, Inc.	15	85,377
Nomura Research Institute, Ltd.	5,600	118,038
NSK, Ltd.#	26,000	160,620
NTN Corp.#	26,000	98,056
NTT Data Corp.#	69	195,489
NTT DoCoMo, Inc.	846	1,282,115
NTT Urban Development Corp.	63	45,260
Obayashi Corp.	36,000	119,944
Obic Co., Ltd.	380	63,216
Odakyu Electric Railway Co., Ltd.#	34,000	279,269
OJI Paper Co., Ltd.#	47,000	200,093
Olympus Corp.#	19,600	595,211
Omron Corp.	11,200	187,358
Ono Pharmaceutical Co., Ltd.	4,700	216,948
Oracle Corp.#	2,100	95,477
Oriental Land Co., Ltd.#	2,700	192,099
ORIX Corp.#	5,760	398,482
Osaka Gas Co., Ltd.	107,000	389,924
Otsuka Corp.#	900	43,001
Panasonic Corp.	107,900	1,386,822
Panasonic Electric Works Co., Ltd.	39,000	446,217
Rakuten, Inc.#	924	746,127
Resona Holdings, Inc.	26,700	285,410
Ricoh Co., Ltd.#	37,000	492,677
Rinnai Corp.#	2,100	103,980
Rohm Co., Ltd.	5,400	354,836
Sankyo Co., Ltd.	3,000	168,672
Santen Pharmaceutical Co., Ltd.	4,100	138,738
Sanyo Electric Co., Ltd.†#	93,000	166,763
Sapporo Hokuyo Holdings, Inc.	16,500	61,465
Sapporo Holdings, Ltd.#	14,000	67,700
SBI Holdings, Inc.#	922	155,515
Secom Co., Ltd.	11,500	537,483
Sega Sammy Holdings, Inc.#	10,900	137,952
Seiko Epson Corp.	7,700	119,277
Sekisui Chemical Co., Ltd.	24,000	142,712
Sekisui House, Ltd.	30,000	264,461
Senshu Ikeda Holdings, Inc.†#	26,400	94,373
Seven & I Holdings Co., Ltd.	42,400	948,163
Seven Bank, Ltd.	30	59,903
Sharp Corp.#	55,000	628,644
Shikoku Electric Power Co., Inc.#	9,800	293,070
Shimadzu Corp.#	14,000	87,783
Shimamura Co., Ltd.	1,200	112,309
Shimano, Inc.#	3,700	154,523
Shimizu Corp.#	33,000	114,149
Shin - Etsu Chemical Co., Ltd.	39,000	2,116,034
Shinko Electric Industries Co., Ltd.#	21,100	297,070
Shinsei Bank, Ltd.†#	51,000	62,540
Shionogi & Co., Ltd.	16,400	353,272
Shiseido Co., Ltd.#	19,200	379,158
Showa Denko K.K.	174,000	307,982
Showa Shell Sekiyu K.K.#	10,400	87,950
SMC Corp.	3,000	337,344
Softbank Corp.#	41,700	998,600
Sojitz Corp.	67,800	118,438
Sompo Japan Insurance, Inc.	49,000	307,242
Sony Corp.	76,500	2,057,641
Sony Financial Holdings, Inc.	48	144,433

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Square Enix Holdings Co., Ltd.	3,500	$76,163
Stanley Electric Co., Ltd.	7,800	154,484
Sumco Corp.#	6,400	109,357
Sumitomo Chemical Co., Ltd.	86,000	338,269
Sumitomo Corp.#	147,700	1,452,395
Sumitomo Electric Industries, Ltd.	104,800	1,239,074
Sumitomo Heavy Industries, Ltd.†	32,000	143,267
Sumitomo Metal Industries, Ltd.	185,000	468,707
Sumitomo Metal Mining Co., Ltd.#	85,000	1,394,378
Sumitomo Mitsui Financial Group, Inc.#	50,400	1,661,731
Sumitomo Realty & Development Co., Ltd.#	21,000	363,200
Sumitomo Rubber Industries, Ltd.#	9,400	73,838
Suruga Bank, Ltd.#	11,000	108,040
Suzuken Co., Ltd.#	3,900	142,573
Suzuki Motor Corp.#	40,100	951,006
Sysmex Corp.	1,800	97,247
T&D Holdings, Inc.#	12,800	296,159
Taiheiyo Cement Corp.†#	47,000	52,198
Taisei Corp.#	54,000	94,331
Taisho Pharmaceutical Co., Ltd.#	7,000	128,112
Taiyo Nippon Sanso Corp.#	16,000	180,472
Takashimaya Co., Ltd.#	16,000	102,730
Takeda Pharmaceutical Co., Ltd.	41,200	1,715,872
TDK Corp.	13,700	714,796
Teijin, Ltd.	51,000	159,301
Terumo Corp.	27,200	1,538,732
The 77 Bank, Ltd.	19,000	116,497
The Bank of Yokohama, Ltd.	126,000	612,217
The Chiba Bank, Ltd.	42,000	276,469
The Chugoku Bank, Ltd.	10,000	137,321
The Chugoku Electric Power Co.#	15,300	309,752
The Hachijuni Bank, Ltd.#	24,000	153,262
The Hiroshima Bank, Ltd.#	28,000	116,937
The Iyo Bank, Ltd.#	13,000	119,262
The Japan Steel Works, Ltd.#	80,000	973,623
The Joyo Bank, Ltd.#	36,000	166,173
The Kansai Electric Power Co., Inc.#	42,000	1,044,655
The Nishi - Nippon City Bank, Ltd.	37,000	101,446
The Shizuoka Bank, Ltd.#	76,000	759,648
The Sumitomo Trust & Banking Co., Ltd.	78,000	417,793
THK Co., Ltd.	6,600	108,498
Tobu Railway Co., Ltd.#	45,000	249,884
Toho Co., Ltd.#	6,200	99,269
Toho Gas Co., Ltd.	25,000	140,271
Tohoku Electric Power Co., Inc.#	23,500	496,697
Tokio Marine Holdings, Inc.	39,800	1,144,181
Tokuyama Corp.	16,000	91,994
Tokyo Electric Power Co., Inc.	66,900	1,803,297
Tokyo Electron, Ltd.	26,700	1,457,936
Tokyo Gas Co., Ltd.	127,000	523,045
Tokyo Steel Manufacturing Co., Ltd.	5,500	62,101
Tokyo Tatemono Co., Ltd.#	16,000	52,938
Tokyu Corp.	63,000	276,226
Tokyu Land Corp.#	25,000	89,079
TonenGeneral Sekiyu K.K.#	16,000	139,565
Toppan Printing Co., Ltd.#	31,000	251,400
Toray Industries, Inc.#	73,000	387,633
Toshiba Corp.†	361,000	1,912,749
Tosoh Corp.#	28,000	66,728
TOTO, Ltd.#	14,000	75,474
Toyo Electric Manufacturing Co., Ltd.#	19,000	140,236
Toyo Seikan Kaisha, Ltd.	8,300	124,250
Toyo Suisan Kaisha, Ltd.	19,000	517,642
Toyoda Gosei Co., Ltd.	3,600	98,913

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Toyota Boshoku Corp.#	22,600	$444,470
Toyota Industries Corp.	9,900	271,437
Toyota Motor Corp.	161,100	6,411,198
Toyota Tsusho Corp.	11,700	156,469
Trend Micro, Inc.	5,800	207,335
Tsumura & Co.#	9,600	319,297
Ube Industries, Ltd.	55,000	135,528
Unicharm Corp.#	6,700	683,642
UNY Co., Ltd.#	9,800	70,858
Ushio, Inc.	6,100	102,890
USS Co., Ltd.	1,260	78,276
West Japan Railway Co.	93	345,361
Yahoo! Japan Corp.#	799	238,757
Yakult Honsha Co., Ltd.#	5,300	165,242
Yamada Denki Co., Ltd.	4,780	286,999
Yamaguchi Financial Group, Inc.	12,000	125,636
Yamaha Corp.	8,700	88,369
Yamaha Motor Co., Ltd.#	11,800	138,012
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Holdings Co., Ltd.	21,400	296,590
Yamato Kogyo Co., Ltd.	2,400	75,243
Yamazaki Baking Co., Ltd.#	7,000	86,407
Yaskawa Electric Corp.#	13,000	97,304
Yokogawa Electric Corp.	12,600	89,646

		147,123,209

Jersey — 0.2%
Experian PLC	33,174	312,712
Randgold Resources, Ltd.	2,896	245,595
Shire PLC	80,147	1,562,420

		2,120,727

Luxembourg — 0.3%
ArcelorMittal#	47,461	1,849,330
Millicom International Cellular SA SDR†	2,445	181,318
SES SA FDR	9,152	194,658
Tenaris SA	15,268	301,243

		2,526,549

Mauritius — 0.0%
Golden Agri - Resources, Ltd.†	561,000	186,459

Netherlands — 2.2%
Aegon NV†	328,513	2,361,327
Akzo Nobel NV#	7,490	474,945
ASML Holding NV#	64,663	1,986,560
Corio NV	1,728	117,798
European Aeronautic Defence and Space Co. NV#	31,118	556,732
Fugro NV	2,165	122,720
Heineken Holding NV	3,565	146,914
Heineken NV	7,921	372,513
ING Groep NV†#	100,773	938,763
James Hardie Industries NV CDI†	36,343	268,955
Koninklijke Ahold NV	264,949	3,572,156
Koninklijke Boskalis Westminster NV	1,884	74,867
Koninklijke DSM NV	4,986	245,265
Koninklijke KPN NV	84,466	1,499,131
Koninklijke Philips Electronics NV	38,267	1,046,631
Koninklijke Vopak NV†	1,010	79,195
Qiagen NV†	7,323	161,969
Randstad Holding NV†#	3,289	143,516
Reed Elsevier NV	23,398	272,318
SBM Offshore NV	5,313	100,280
STMicroelectronics NV	22,075	177,302
TNT NV	11,995	347,975

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Netherlands (continued)
Unilever NV#	153,374	$4,699,249
Wolters Kluwer NV	8,994	195,822

		19,962,903

New Zealand — 0.1%
Auckland International Airport, Ltd.	72,055	96,000
Contact Energy, Ltd.†#	25,234	105,920
Fletcher Building, Ltd.	50,783	285,187
Nufarm, Ltd.#	14,656	155,712
Sky City Entertainment Group, Ltd.	48,317	118,364
Telecom Corp. of New Zealand, Ltd.#	156,442	275,666

		1,036,849

Norway — 0.3%
DnB NOR ASA†#	29,000	326,009
Norsk Hydro ASA†	22,000	155,058
Orkla ASA#	25,000	229,944
Renewable Energy Corp. AS†#	10,800	68,546
StatoilHydro ASA#	55,340	1,355,393
Telenor ASA†	26,800	364,791
Yara International ASA#	6,150	263,650

		2,763,391

Portugal — 0.5%
Banco Comercial Portugues SA#	380,906	504,460
Banco Espirito Santo SA	16,975	118,778
Brisa Auto - Estradas de Portugal SA	5,820	58,289
Cimpor Cimentos de Portugal SGPS SA	7,605	57,896
Energias de Portugal SA	658,201	3,018,337
Galp Energia SGPS SA	4,987	89,971
Jeronimo Martins SGPS SA	7,121	69,822
Portugal Telecom SGPS SA	18,842	227,781

		4,145,334

Singapore — 1.3%
Ascendas Real Estate Investment Trust#	126,000	176,618
CapitaLand, Ltd.	214,000	623,136
CapitaMall Trust	187,000	232,399
City Developments, Ltd.#	42,000	303,468
ComfortDelgro Corp., Ltd.	158,000	168,960
COSCO Corp. (Singapore), Ltd.#	85,000	65,715
DBS Group Holdings, Ltd.	144,000	1,489,942
Fraser and Neave, Ltd.#	82,000	235,809
Jardine Cycle & Carriage, Ltd.	10,000	175,434
Keppel Corp., Ltd.	107,000	626,228
Neptune Orient Lines, Ltd.#	76,000	82,919
Olam International, Ltd.#	100,000	190,029
Oversea - Chinese Banking Corp., Ltd.	215,000	1,301,806
Sembcorp Industries, Ltd.	82,000	219,220
Sembcorp Marine, Ltd.#	70,000	177,023
Singapore Airlines, Ltd.#	45,000	432,442
Singapore Exchange, Ltd.#	72,000	408,902
Singapore Press Holdings, Ltd.#	134,000	361,142
Singapore Technologies Engineering, Ltd.#	114,000	249,581
Singapore Telecommunications, Ltd.	669,000	1,416,308
StarHub, Ltd.	50,000	70,087
United Overseas Bank, Ltd.	102,000	1,388,497
UOL Group, Ltd.	43,000	112,471
Wilmar International, Ltd.#	107,000	487,066
Yangzijiang Shipbuilding Holdings, Ltd.	138,000	122,645

		11,117,847

Spain — 4.4%
Abertis Infraestructuras SA#	63,978	1,457,805
Acciona SA	5,687	730,112

Security Description	Shares	Market Value (Note 2)

Spain (continued)
Acerinox SA#	4,522	$93,634
ACS Actividades de Construccion y Servicios SA	30,567	1,521,516
Banco Bilbao Vizcaya Argentaria SA	229,193	4,317,299
Banco de Sabadell SA#	94,683	602,807
Banco de Valencia SA#	6,888	56,368
Banco Popular Espanol SA	28,018	237,277
Banco Santander SA (Barcelona)	759,757	13,016,687
Banco Santander SA (London)†	10,389	170,226
Bankinter SA	60,362	646,692
Criteria CaixaCorp SA#	27,183	138,777
EDP Renovaveis SA†	7,051	69,274
Enagas	5,789	125,302
Ferrovial SA	6,434	69,656
Fomento de Construcciones y Contratas SA#	8,715	371,512
Gamesa Corp. Tecnologica SA	28,634	546,042
Gas Natural SDG SA	12,901	267,617
Gestevision Telecinco SA#	13,624	151,792
Grifols SA#	4,133	69,134
Grupo Ferrovial SA#	1,814	78,963
Iberdrola Renovables SA#	27,316	130,842
Iberdrola SA#	118,877	1,128,119
Iberia Lineas Aereas de Espana SA†	15,408	44,884
Indra Sistemas SA	18,439	438,010
Industria de Diseno Textil SA	7,054	449,416
Mapfre SA#	23,660	104,448
Red Electrica Corp. SA	3,499	191,243
Repsol YPF SA	34,764	955,259
Sacyr Vallehermoso SA†#	2,958	40,818
Telefonica SA	390,505	11,211,265
Zardoya Otis SA	4,304	90,219

		39,523,015

Sweden — 2.4%
Alfa Laval AB#	154,640	2,061,778
Assa Abloy AB, Class B#	18,006	330,854
Atlas Copco AB, Class A#	21,712	307,700
Atlas Copco AB, Class B	17,636	221,982
Electrolux AB, Class B†	16,431	402,081
Getinge AB, Class B#	6,471	131,526
Hennes & Mauritz AB, Class B#	22,086	1,306,174
Holmen AB#	1,708	42,017
Husqvarna AB, Class B†#	13,170	91,811
Investor AB, Class B	149,282	2,723,737
Lundin Petroleum AB†#	16,207	134,835
Nordea Bank AB#	363,232	3,766,978
Sandvik AB#	32,603	384,181
Scania AB, Class B#	10,347	142,481
Securitas AB, Class B#	10,124	95,627
Skandinaviska Enskilda Banken AB, Class A†#	49,115	318,789
Skanska AB, Class B#	21,971	370,619
SKF AB, Class B#	12,582	208,450
Ssab Svenskt Stal AB, Class A#	25,914	417,059
Ssab Svenskt Stal AB, Class B#	2,689	39,265
Svenska Cellulosa AB, Class B	66,295	912,899
Svenska Handelsbanken AB, Class A	116,035	3,327,151
Swedbank AB, Class A†#	97,575	932,145
Swedish Match AB	8,116	174,624
Tele2 AB, Class B	29,867	457,545
Telefonaktiebolaget LM Ericsson, Class B#	150,697	1,448,272
TeliaSonera AB#	72,596	515,452
Volvo AB, Class A	14,241	135,535
Volvo AB, Class B#	35,182	334,331

		21,735,898

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Switzerland — 6.7%
ABB, Ltd.†	113,327	$2,075,979
Actelion, Ltd.†	3,234	190,283
Adecco SA	37,864	1,888,582
Aryzta AG	31,424	1,188,822
Baloise Holding AG	15,167	1,264,609
BKW FMB Energie AG	24,217	1,931,188
Compagnie Financiere Richemont SA	16,878	545,769
Credit Suisse Group AG	53,710	2,780,546
GAM Holding, Ltd.	34,973	416,424
Geberit AG#	1,257	216,748
Givaudan SA	247	195,495
Holcim, Ltd.†#	11,211	806,964
Julius Baer Group, Ltd.	12,462	411,285
Kuehne & Nagel International AG	11,938	1,152,856
Lindt & Spruengli AG	4	111,125
Lindt & Spruengli AG (Participation Certificate)	113	259,649
Logitech International SA†#	73,517	1,213,512
Lonza Group AG	1,468	113,631
Nestle SA	237,996	11,249,988
Nobel Biocare Holding AG	4,002	118,930
Novartis AG	179,929	9,986,601
Pargesa Holding SA	874	72,482
Roche Holding AG	71,511	11,697,205
Schindler Holding AG	696	51,830
Schindler Holding AG (Participation Certificate)	2,866	216,138
SGS SA	262	335,961
Sonova Holding AG#	16,320	1,938,350
Straumann Holding AG#	253	62,013
Swiss Life Holding AG†	7,343	902,112
Swiss Reinsurance Co., Ltd.	11,166	531,037
Swisscom AG	754	293,132
Syngenta AG	4,959	1,314,731
The Swatch Group AG	1,404	67,093
The Swatch Group AG, Class B	997	251,024
UBS AG†	150,510	2,334,557
Zurich Financial Services AG	4,763	1,026,147

		59,212,798

United Kingdom — 17.7%
3i Group PLC	31,369	139,179
Admiral Group PLC	92,063	1,606,914
AMEC PLC	89,200	1,164,405
Anglo American PLC†	63,573	2,722,319
Antofagasta PLC	169,765	2,514,919
Associated British Foods PLC	167,672	2,221,868
AstraZeneca PLC	168,272	7,521,313
Autonomy Corp. PLC†	57,476	1,347,391
Aviva PLC	154,192	939,561
BAE Systems PLC	611,896	3,302,752
Balfour Beatty PLC	172,565	725,330
Barclays PLC	1,211,995	5,829,027
Berkeley Group Holdings PLC†	47,726	682,287
BG Group PLC	121,649	2,207,375
BHP Billiton PLC	230,994	7,058,650
BP PLC	1,742,618	16,472,517
British Airways PLC†#	58,286	187,266
British American Tobacco PLC	81,101	2,464,253
British Land Co. PLC	104,269	764,007
British Sky Broadcasting Group PLC	270,928	2,360,000
BT Group PLC	994,409	2,293,534
Bunzl PLC	21,276	218,407
Burberry Group PLC	14,012	131,391
Cable & Wireless PLC	134,177	313,222
Cadbury PLC	162,446	2,153,953

Security Description	Shares	Market Value (Note 2)

United Kingdom (continued)
Cairn Energy PLC†	6,257	$317,036
Carnival PLC†#	29,468	987,977
Carphone Warehouse Group PLC	13,300	41,747
Centrica PLC	249,430	1,044,718
Cobham PLC	36,966	135,977
Compass Group PLC	59,832	424,035
Diageo PLC	171,471	2,891,390
Drax Group PLC	144,424	975,077
Eurasian Natural Resources Corp.	92,484	1,310,732
FirstGroup PLC	65,342	420,624
Fresnillo PLC	11,065	153,452
G4S PLC	40,985	164,516
GlaxoSmithKline PLC	256,288	5,299,754
Hammerson PLC	22,510	148,384
Home Retail Group PLC	28,371	137,312
HSBC Holdings PLC	1,186,562	13,800,728
ICAP PLC	16,962	120,630
Imperial Tobacco Group PLC	38,680	1,125,022
Inmarsat PLC	14,116	147,577
Intercontinental Hotels Group PLC	8,335	115,386
International Power PLC	105,608	481,074
Invensys PLC	444,689	2,048,361
Investec PLC	26,087	184,495
J Sainsbury PLC	278,572	1,475,199
Johnson Matthey PLC	6,941	169,224
Kazakhmys PLC†	6,920	140,366
Kingfisher PLC	145,766	568,805
Ladbrokes PLC	152,945	339,673
Land Securities Group PLC	24,444	264,801
Legal & General Group PLC	367,550	467,702
Liberty International PLC#	16,085	123,178
Lloyds Banking Group PLC†#	783,856	711,171
London Stock Exchange Group PLC#	4,811	59,557
Lonmin PLC†	7,922	231,327
Man Group PLC, Class B	98,723	517,111
Marks & Spencer Group PLC	207,659	1,318,310
National Grid PLC	79,533	864,196
Next PLC#	6,373	207,168
Old Mutual PLC†	292,436	546,033
Pearson PLC	135,139	1,843,009
Petrofac, Ltd.	71,635	1,146,648
Prudential PLC	140,462	1,445,368
Reckitt Benckiser Group PLC	34,576	1,763,310
Reed Elsevier PLC	39,193	293,110
Resolution, Ltd.†	78,002	108,431
Rexam PLC	28,348	129,366
Rio Tinto PLC	93,880	4,769,167
Rolls - Royce Group PLC†	59,926	467,782
Rolls - Royce Group PLC, Class C (Entitlement Shares)	3,614,460	5,946
Royal Bank of Scotland Group PLC†	3,348,692	1,827,863
Royal Dutch Shell PLC, Class A#	241,767	7,161,142
Royal Dutch Shell PLC, Class B	235,377	6,725,987
RSA Insurance Group PLC	1,198,361	2,302,622
RT Group PLC†(1)(2)(3)	10,000	165
SABMiller PLC	30,494	887,932
Schroders PLC	3,974	75,117
Scottish & Southern Energy PLC	29,761	546,881
Segro PLC	23,743	127,139
Serco Group PLC	15,795	134,469
Severn Trent PLC	7,648	132,108
Smith & Nephew PLC	28,588	271,834
Smiths Group PLC	12,578	197,402
Standard Chartered PLC#	87,383	2,133,305
Standard Life PLC	71,558	244,975

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(7)	Market Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Tesco PLC	256,526	$1,785,106
The Capita Group PLC	20,135	235,843
The Sage Group PLC	271,512	952,735
Thomas Cook Group PLC	27,751	96,785
Tomkins PLC	28,516	80,641
TUI Travel PLC#	147,058	594,894
Tullow Oil PLC	25,949	526,778
Unilever PLC	45,602	1,338,354
United Utilities Group PLC	22,036	172,810
Vedanta Resources PLC#	4,411	167,191
Vodafone Group PLC	3,123,326	7,044,447
Whitbread PLC	5,663	119,527
WM Morrison Supermarkets PLC	120,471	545,608
Wolseley PLC†	9,177	175,126
WPP PLC	40,521	378,635
Xstrata PLC†	81,431	1,432,055

		158,209,278

United States — 0.1%
Synthes, Inc.	4,348	571,826

Total Common Stock
(cost $772,132,311)		759,706,999

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	16,367	539,195
Fresenius SE	2,606	173,974
Henkel AG & Co. KGaA	5,761	290,222
RWE AG	18,031	1,520,773
Volkswagen AG	16,952	1,438,167

Total Preferred Stock
(cost $3,658,849)		3,962,331

EXCHANGE TRADED FUNDS — 10.0%
iShares MSCI Emerging Markets Index Fund	1,095,800	44,401,816
Vanguard Emerging Markets ETF	1,103,400	44,467,020

Total Exchange Traded Funds
(cost $86,696,513)		88,868,836

RIGHTS — 0.1%
Belgium — 0.0%
Fortis, Inc. Expires 07/04/14†	124,598	0

Germany — 0.0%
K+S AG Expires 12/10/09†	19,479	65,225

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	14,000	3,733

Netherlands — 0.0%
ING Groep NV Expires 12/15/09†#	101,139	265,764

Norway — 0.0%
DnB NOR ASA Expires 12/10/09†#	5,343	15,063

Spain — 0.0%
Mapfre SA Expires 12/01/09†#	22,392	336

United Kingdom — 0.1%
Lloyds Banking Group PLC Expires 12/11/09†#	1,054,470	307,911

Total Rights
(cost $1,495,723)		658,032

Security Description	Shares/ Principal Amount(7)		Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Bonds 2.37% due 12/14/09(4)	GBP	5,000	$8,226
National Grid Gas PLC Bonds 4.19% due 12/14/22	GBP	5,000	12,810
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	9,518

Total Foreign Corporate Bonds & Notes
(cost $23,355)			30,554

WARRANTS — 0.0%
Italy — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)		18,811	2,720
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)#		53,999	3,892

Total Warrants
(cost $0)			6,612

Total Long - Term Investment Securities
(cost $864,006,751)			853,233,364

SHORT - TERM INVESTMENT SECURITIES — 9.2%
Collective Investment Pool — 8.7%
Securities Lending Quality Trust(5)(8)		77,865,992	77,426,119

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09		$2,674,000	2,674,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills
0.08% due 02/18/10@		1,300,000	1,299,929
0.09% due 03/18/10@		900,000	899,821

			2,199,750

Total Short - Term Investment Securities
(cost $82,739,551)			82,299,869

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $22,636,019 and collateralized by $23,330,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $23,318,335 (cost $22,636,000)		22,636,000	22,636,000

TOTAL INVESTMENTS
(cost $969,382,302)(6)		107.4%	958,169,233
Liabilities in excess of other assets		(7.4)	(66,159,131)

NET ASSETS —		100.0%	$892,010,102

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $165 representing 0.0% of net assets.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$165	$0.02	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	478,650	0	0.00	0.00

				$165		0.00%

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Denominated in United States Dollars unless otherwise indicated.
(8)	At November 30, 2009, the Fund had loaned securities with a total value of $73,321,554 This was secured by collateral of $77,865,992, which was received in cash and subsequently invested in short-term investments currently valued at $77,426,119 as reported in the portfolio of investments. The remaining collateral of $27,885 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	0.01%	12/17/09 to 06/17/10
United States Treasury Notes	1.38% to 3.63%	03/15/12 to 12/31/12
United States Treasury Bonds	6.25% to 8.88%	11/15/16 to 08/15/23

ADR—American Depository Receipt

CDI—Chess Depository Interest

FDR—Federal Depository Receipt

PPS—Price Protected Shares

RNC—Risparmio Non-Convertible Savings Shares

RSP—Risparmio Shares

SDR—Swedish Depository Receipt

VVPR—Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
219	Long	Emini MSCI EAFE	December 2009	$17,127,265	$17,103,900	$(23,365)
11	Long	SPI 200 Index	December 2009	1,157,610	1,181,896	24,285
359	Long	MSCI Pan Euro Index	December 2009	8,733,958	8,672,474	(61,484)
37	Long	Nikkei 225 Index	December 2009	1,940,686	1,710,325	(230,361)

						$(290,925)

Currency Legend

GBP—British Pound

EUR—Euro Dollar

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$70,521,430	$–	$0	$70,521,430
France	70,495,444	–	–	70,495,444
Germany	63,223,834	–	–	63,223,834
Japan	147,123,209	–	0	147,123,209
Switzerland	59,212,798	–	–	59,212,798
United Kingdom	158,203,167	5,946	165	158,209,278
Other Countries*	190,920,538	–	468	190,921,006
Preferred Stock	3,962,331	–	–	3,962,331
Exchange Traded Funds	88,868,836	–	–	88,868,836
Rights	654,299	3,733	–	658,032
Foreign Corporate Bonds & Notes	–	30,554	–	30,554
Warrants	6,612	–	–	6,612
Short-Term Investment Securities:
Collective Investment Pool	–	77,426,119	–	77,426,119
Time Deposit	–	2,674,000	–	2,674,000
U.S. Government Treasuries	2,199,750	–	–	2,199,750
Repurchase Agreement	–	22,636,000	–	22,636,000
Other Financial Instruments:+
Futures Contracts — Appreciation	24,285	–	–	24,285
Futures Contracts — Depreciation	(315,210)	–	–	(315,210)

Total	$855,101,323	$102,776,352	$633	$957,878,308

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$9,718
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(9,085)
Net purchases (sales)	–
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$633

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Sovereign	73.7%
United States Treasury Notes	6.8
Banks — Commercial	4.8
Repurchase Agreements	2.8
United States Treasury Bonds	2.1
Cosmetics & Toiletries	1.7
Transport — Marine	0.7
Federal National Mtg. Assoc.	0.5
Aerospace/Defense	0.4
SupraNational	0.4
Diversified Operations	0.4
Retail — Major Department Stores	0.4
Special Purpose Entities	0.4
Banks — Special Purpose	0.3
Finance — Credit Card	0.3
Sovereign Agency	0.3
Real Estate Operations & Development	0.3
Oil Companies — Integrated	0.2
Diversified Minerals	0.2
Coal	0.2
Finance — Other Services	0.2
Steel — Producers	0.2
Beverages — Wine/Spirits	0.2
Building — Heavy Construction	0.2
Diamonds/Precious Stones	0.1
Diversified Financial Services	0.1
Electric — Distribution	0.1
Oil Companies — Exploration & Production	0.1
Telecom Services	0.1
Warehousing & Harbor Transportation Services	0.1
Gas — Distribution	0.1
Building — Residential/Commercial	0.1

98.5%

Country Allocation*

Japan	17.4%
United States	14.4
Germany	6.6
Brazil	6.2
Russia	4.6
Italy	4.0
United Kingdom	3.8
Turkey	3.2
Mexico	2.8
France	2.8
Venezuela	2.5
Greece	2.5
Colombia	2.4
Spain	2.4
Indonesia	2.3
Canada	2.1
Netherlands	2.1
Philippines	1.6
Argentina	1.3
Cayman Islands	1.1
Peru	1.2
Panama	1.1
Australia	1.0
New Zealand	1.0
Belgium	0.9
Luxembourg	0.9
Uruguay	0.7
Singapore	0.6
Finland	0.6
Denmark	0.5
Norway	0.4
Ukrainian SSR	0.4
Georgia	0.4
Poland	0.4
Portugal	0.3
Switzerland	0.3
Trinidad and Tobago	0.2
Ireland	0.2
Sweden	0.2
Croatia	0.2
El Salvador	0.2
South Africa	0.2
Qatar	0.2
Ghana	0.1
United Arab Emirates	0.1
Bermuda	0.1

98.5%

Credit Quality Allocation+#

Government — Treasury	9.2%
Government — Agency	0.5
AAA	18.6
AA	26.5
A	8.3
BBB	19.8
BB	13.4
B	2.6
CCC	0.5
Not Rated@	0.6

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
+	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Principal Amount(4)		Market Value (Note 2)

CORPORATE BONDS & NOTES — 12.3%
Australia — 0.7%
Australia & New Zealand Banking Group, Ltd. Notes 2.63% due 11/16/12	EUR $	280,000	$420,555
Commonwealth Bank of Australia Senior Notes 4.25% due 11/10/16	EUR	235,000	361,520
Commonwealth Bank of Australia Government Guar. Notes 2.90% due 09/17/14*		400,000	407,969

			1,190,044

Bermuda — 0.1%
BW Group, Ltd. Notes 6.63% due 06/28/17		150,000	132,000

Brazil — 0.2%
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20*		280,000	277,760

Canada — 0.3%
Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	558,275

Cayman Islands — 1.1%
Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*		219,000	219,000
CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*		270,000	283,500
Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*		210,000	208,425
Hutchison Whampoa, Ltd. Company Guar. Notes 4.75% due 11/14/16	EUR	400,000	604,789
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16		280,000	278,600
Odebrecht Finance, Ltd. Company Guar. Notes 7.00% due 04/21/20*		260,000	252,850

			1,847,164

France — 0.4%
Dexia Credit Local Government Guar. Notes 2.38% due 09/23/11*		550,000	560,298

Germany — 0.2%
Bayerische Landesbank Government Guar. Notes 2.75% due 01/23/12	EUR	200,000	307,336

Indonesia — 0.1%
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/19*		125,000	122,187

Ireland — 0.2%
Anglo Irish Bank Corp., Ltd. Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	377,829

Security Description	Principal Amount(4)		Market Value (Note 2)

Luxembourg — 0.9%
Alrosa Finance SA Company Guar. Notes 8.88% due 11/17/14		$230,000	$232,580
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	613,691
Finmeccanica Finance SA Company Guar. Notes 5.25% due 01/21/22	EUR	228,000	354,524
TNK - BP Finance SA Company Guar. Notes 7.88% due 03/13/18		225,000	225,844

			1,426,639

Mexico — 0.2%
Alestra SA Senior Notes 11.75% due 08/11/14*		135,000	150,162
Corporacion GEO SAB de CV Company Guar. Notes 8.88% due 09/25/14*		100,000	102,250
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*		135,000	139,894

			392,306

Netherlands — 1.4%
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*		226,000	223,175
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*		150,000	178,125
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*		275,000	278,160
Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*		187,000	188,636
Rabobank Nederland NV Senior Notes 4.00% due 09/10/15	GBP	350,000	585,708
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	741,700

			2,195,504

New Zealand — 1.0%
ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	731,135
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	826,546

			1,557,681

Peru — 0.1%
Banco de Credito del Peru Jr. Sub. Notes 9.75% due 05/06/10*(1)		102,000	107,359

Portugal — 0.3%
BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	537,017

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Singapore — 0.6%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		$860,000	$914,882

Spain — 0.4%
CEAMI Guaranteed I Government Guar. Notes 3.13% due 06/22/12	EUR	400,000	613,306

Trinidad and Tobago — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*		350,000	394,625

United Arab Emirates — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		200,000	148,000

United Kingdom — 1.6%
Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	255,996
Anglo American Capital PLC Company Guar. Notes 4.38% due 12/02/16	EUR	250,000	376,811
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR	350,000	546,959
Marks & Spencer PLC Notes 6.13% due 12/02/19	GBP	350,000	586,437
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		700,000	717,650

			2,483,853

United States — 2.2%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	547,271
Colgate - Palmolive Co. Senior Notes 3.15% due 08/05/15		300,000	313,042
Northrop Grumman Corp. Senior Notes 5.05% due 08/01/19		300,000	318,753
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,323,855

			3,502,921

Total Corporate Bonds & Notes
(cost $18,055,160)			19,646,986

GOVERNMENT AGENCIES — 69.5%
Argentina — 1.3%
Republic of Argentina Notes 2.50% due 12/31/38(2)		1,497,134	505,283
Republic of Argentina Bonds 8.28% due 12/31/33		2,303,334	1,589,301

			2,094,584

Security Description	Principal Amount(4)		Market Value (Note 2)

Belgium — 0.9%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	$1,492,851

Brazil — 6.0%
Federal Republic of Brazil Bonds 5.63% due 01/07/41		320,000	308,800
Federal Republic of Brazil Notes 5.88% due 01/15/19		680,000	745,280
Federal Republic of Brazil Bonds 6.00% due 01/17/17		530,000	580,880
Federal Republic of Brazil Bonds 7.13% due 01/20/37		560,000	662,760
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,208,889	1,411,378
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	1,059,885
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,338,750
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	976,800
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,274,000	1,734,551
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	1,250,000	801,054

			9,620,138

Canada — 1.8%
Government of Canada Notes 1.00% due 09/01/11	CAD	730,000	692,546
Government of Canada Bonds 2.00% due 12/01/14	CAD	800,000	744,969
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	567,320
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	849,033

			2,853,868

Colombia — 2.4%
Republic of Colombia Bonds 6.13% due 01/18/41		590,000	575,250
Republic of Colombia Notes 7.38% due 01/27/17		530,000	616,920
Republic of Colombia Notes 7.38% due 03/18/19		464,000	541,024
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	959,700

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

GOVERNMENT AGENCIES (continued)
Colombia (continued)
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	$315,250
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,320,000,000	823,873

			3,832,017

Croatia — 0.2%
Republic of Croatia Notes 6.75% due 11/05/19*		260,000	280,436

Denmark — 0.5%
Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	520,000	800,944

El Salvador — 0.2%
Republic of El Salvador Bonds 7.38% due 12/01/19*		270,000	277,425

Finland — 0.6%
Government of Finland Notes 3.13% due 09/15/14	EUR	250,000	387,137
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	517,927

			905,064

France — 2.4%
Government of France Bonds 3.00% due 10/25/15	EUR	225,000	343,704
Government of France Bonds 4.00% due 04/25/18	EUR	1,500,000	2,388,277
Government of France Bonds 4.75% due 04/25/35	EUR	700,000	1,163,531
Government of France Bonds 5.50% due 04/25/29	EUR	347	621

			3,896,133

Georgia — 0.4%
Republic of Georgia Bonds 7.50% due 04/15/13		650,000	656,500

Germany — 6.4%
Federal Republic of Germany Bonds 1.25% due 09/16/11	EUR	297,000	446,603
Federal Republic of Germany Bonds 2.50% due 10/10/14	EUR	2,000,000	3,039,049
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	845,000	1,322,596
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	100,000	159,586

Security Description	Principal Amount(4)		Market Value (Note 2)

Germany (continued)
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,150,000	$1,839,197
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	917,269
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	660,000	1,053,706
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	600,000	1,091,009
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	160,000	291,988

			10,161,003

Ghana — 0.1%
Republic of Ghana Bonds 8.50% due 10/04/17		247,000	247,939

Greece — 2.5%
Republic of Greece Bonds 4.00% due 08/20/13	EUR	1,060,000	1,613,816
Republic of Greece Bonds 4.30% due 03/20/12	EUR	100,000	154,447
Republic of Greece Bonds 4.50% due 05/20/14	EUR	1,260,000	1,944,834
Republic of Greece Bonds 6.00% due 07/19/19	EUR	130,000	208,263

			3,921,360

Indonesia — 2.2%
Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		180,000	201,375
Republic of Indonesia Bonds 6.63% due 02/17/37		960,000	926,795
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	787,250
Republic of Indonesia Bonds 11.63% due 03/04/19		1,150,000	1,604,250

			3,519,670

Japan — 17.4%
Government of Japan Bonds 0.80% due 03/20/13	JPY	580,000,000	6,809,169
Government of Japan Bonds 1.10% due 03/20/11	JPY	78,000,000	912,877
Government of Japan Bonds 1.30% due 06/20/12	JPY	270,000,000	3,204,710
Government of Japan Bonds 1.40% due 12/20/14	JPY	150,000,000	1,804,739

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	$215,045
Government of Japan Bonds 1.50% due 12/20/11	JPY	48,000,000	569,630
Government of Japan Bonds 1.50% due 09/20/18	JPY	95,000,000	1,135,262
Government of Japan Bonds 1.70% due 12/20/16	JPY	35,000,000	428,980
Government of Japan Bonds 1.70% due 09/20/17	JPY	308,000,000	3,765,556
Government of Japan Bonds 2.00% due 03/20/25	JPY	485,700,000	5,767,553
Government of Japan Bonds 2.10% due 03/20/27	JPY	260,000,000	3,087,813

			27,701,334

Mexico — 2.6%
United Mexican States Notes 5.63% due 01/15/17		500,000	534,000
United Mexican States Notes 5.95% due 03/19/19		1,034,000	1,120,856
United Mexican States Notes 6.05% due 01/11/40		410,000	419,225
United Mexican States Notes 6.75% due 09/27/34		523,000	580,530
United Mexican States Bonds 7.50% due 04/08/33		440,000	528,000
United Mexican States Notes 8.13% due 12/30/19		440,000	550,000
United Mexican States Bonds 8.30% due 08/15/31		330,000	425,700

			4,158,311

Netherlands — 0.7%
Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	750,000	1,187,370

Norway — 0.4%
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,200,000	218,770
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	2,700,000	500,046

			718,816

Security Description	Principal Amount(4)		Market Value (Note 2)

Panama — 1.1%
Republic of Panama Bonds 5.20% due 01/30/20		$740,000	$754,800
Republic of Panama Bonds 6.70% due 01/26/36		700,000	766,500
Republic of Panama Notes 7.25% due 03/15/15		166,000	189,904

			1,711,204

Peru — 1.1%
Republic of Peru Bonds 6.55% due 03/14/37		345,000	370,013
Republic of Peru Notes 7.35% due 07/21/25		821,000	970,832
Republic of Peru Bonds 8.75% due 11/21/33		280,000	378,000

			1,718,845

Philippines — 1.6%
Republic of Philippines Bonds 7.75% due 01/14/31		560,000	628,600
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	848,000
Republic of Philippines Notes 10.63% due 03/16/25		400,000	561,000
Republic of Philippines Bonds 6.50% due 01/20/20		525,000	557,813

			2,595,413

Poland — 0.4%
Government of Poland Bonds 5.00% due 10/24/13	PLN	1,700,000	603,195

Qatar — 0.2%
State of Qatar Senior Notes 6.40% due 01/20/40*		250,000	252,500

Russia — 4.6%
Russian Federation Senior Bonds 7.50% due 03/31/30(2)		5,973,700	6,735,944
Russian Federation Notes 12.75% due 06/24/28		370,000	632,737

			7,368,681

South Africa — 0.2%
Republic of South Africa Bonds 6.88% due 05/27/19		240,000	267,300

Spain — 2.0%
Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	528,459

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Market Value (Note 2)

GOVERNMENT AGENCIES (continued)
Spain (continued)
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	850,000	$1,288,418
Kingdom of Spain Bonds 4.30% due 10/31/19	EUR	500,000	784,891
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	350,000	562,864

			3,164,632

Sweden — 0.2%
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,260,000	354,307

Switzerland — 0.3%
Government of Switzerland Bonds 3.75% due 06/10/15	CHF	400,000	450,762

Turkey — 3.2%
Republic of Turkey Notes 6.88% due 03/17/36		595,000	605,412
Republic of Turkey Notes 7.00% due 06/05/20		950,000	1,035,500
Republic of Turkey Notes 7.38% due 02/05/25		700,000	778,750
Republic of Turkey Bonds 7.50% due 11/07/19		870,000	989,625
Republic of Turkey Notes 8.00% due 02/14/34		387,000	446,985
Republic of Turkey Senior Bonds 11.88% due 01/15/30		730,000	1,175,300

			5,031,572

Ukrainian SSR — 0.4%
Republic of Ukraine Bonds 6.58% due 11/21/16		670,000	492,517
Republic of Ukraine Notes 7.65% due 06/11/13		250,000	205,650

			698,167

United Kingdom — 1.5%
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,373,557

United States — 0.5%
Federal National Mtg. Assoc. 2.00% due 03/02/11		800,000	803,509

Uruguay — 0.7%
Republic of Uruguay Bonds 6.88% due 09/28/25		230,000	247,825
Republic of Uruguay Bonds 8.00% due 11/18/22		720,000	838,800

			1,086,625

Security Description	Principal Amount(4)		Market Value (Note 2)

Venezuela — 2.5%
Republic of Venezuela Bonds 5.75% due 02/26/16		$430,000	$266,600
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	252,000
Republic of Venezuela Notes 8.50% due 10/08/14		605,000	476,437
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	397,500
Republic of Venezuela Bonds 9.25% due 09/15/27		1,840,000	1,355,160
Republic of Venezuela Bonds 9.25% due 05/07/28		650,000	422,500
Republic of Venezuela Bonds 9.38% due 01/13/34		1,170,000	792,675

			3,962,872

Total Government Agencies
(cost $100,382,072)			110,768,904

GOVERNMENT TREASURIES — 13.9%
Australia — 0.3%
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	475,000	444,655

Italy — 4.0%
Italy Buoni Poliennali Del Tesoro Bonds 3.50% due 06/01/14	EUR	255,000	395,148
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	430,900
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	1,800,000	2,791,768
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 03/01/20	EUR	800,000	1,227,957
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 03/01/25	EUR	275,000	435,380
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR	532,912	1,189,481

			6,470,634

United Kingdom — 0.7%
Government of United Kingdom Bonds 4.50% due 03/07/13	GBP	180,000	319,105
Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	412
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	758,279

			1,077,796

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(4)	Market Value (Note 2)

GOVERNMENT TREASURIES (continued)
United States — 8.9%
United States Treasury Bonds
1.75% due 01/15/28	$515,435	$517,086
5.38% due 02/15/31	700,000	824,141
5.50% due 08/15/28	1,250,000	1,489,844
7.88% due 02/15/21	400,000	563,750
United States Treasury Notes
0.88% due 01/31/11	2,000,000	2,012,812
1.13% due 06/30/11	1,500,000	1,515,821
1.50% due 07/15/12	1,400,000	1,421,657
2.38% due 08/31/14	1,650,000	1,685,708
2.38% due 09/30/14	700,000	714,441
3.00% due 08/31/16	800,000	820,187
3.13% due 05/15/19	800,000	796,062
3.63% due 08/15/19	1,050,000	1,086,422
4.50% due 11/15/15	700,000	784,820

		14,232,751

Total Government Treasuries
(cost $21,161,607)		22,225,836

Total Long - Term Investment Securities
(cost $139,598,839)		152,641,726

Security Description	Principal Amount(4)	Market Value (Note 2)

REPURCHASE AGREEMENT — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $4,368,004 and collateralized by $4,460,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $4,457,770 (cost $4,368,000)	$4,368,000	$4,368,000

TOTAL INVESTMENTS
(cost $143,966,839)(3)	98.5%	157,009,726
Other assets less liabilities	1.5	2,429,277

NET ASSETS —	100.0%	$159,439,003

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $9,038,024 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
GBP	620,000	USD	995,007	12/29/2009	$(24,787)
GBP	1,043,733	USD	620,000	12/29/2009	(23,939)
JPY	44,000,000	USD	492,891	2/22/2010	(16,344)

	Net Unrealized Appreciation (Depreciation)				$(65,070)

Currency Legend

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

CHF—Switzerland Franc

COP—Colombian Peso

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Corporate Bonds & Notes	$–	$19,646,986	$–	$19,646,986
Government Agencies	–	112,392,009	–	112,392,009
Government Treasuries	14,232,751	6,369,980	–	20,602,731
Repurchase Agreement	–	4,368,000	–	4,368,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts — Depreciation	–	(65,070)	–	(65,070)

Total	$14,232,751	$142,711,905	$–	$156,944,656

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.1%
Banks — Commercial	6.6
Medical — Drugs	6.6
Oil Companies — Integrated	4.8
Diversified Banking Institutions	4.1
Food — Misc.	3.7
Electronic Components — Misc.	2.9
Diversified Minerals	2.8
Chemicals — Diversified	2.5
Telephone — Integrated	2.5
Diversified Operations	2.1
Auto — Cars/Light Trucks	2.1
Cellular Telecom	2.0
Time Deposits	2.0
Soap & Cleaning Preparation	2.0
Food — Retail	1.8
Medical Products	1.8
Oil Companies — Exploration & Production	1.7
Brewery	1.6
Industrial Gases	1.5
Insurance — Multi-line	1.5
Electric — Integrated	1.4
Beverages — Wine/Spirits	1.4
Multimedia	1.2
Transport — Services	1.2
Power Converter/Supply Equipment	1.2
Electronic Components — Semiconductors	1.1
Transport — Rail	1.1
Tobacco	1.1
Machinery — Construction & Mining	1.1
Oil — Field Services	1.1
Agricultural Chemicals	1.1
Retail — Apparel/Shoe	1.1
Computer Services	0.9
E-Commerce/Services	0.9
Aerospace/Defense	0.9
Finance — Other Services	0.8
Semiconductor Components — Integrated Circuits	0.8
Building Products — Cement	0.7
Distribution/Wholesale	0.7
Insurance — Property/Casualty	0.7
Human Resources	0.7
Medical — Generic Drugs	0.7
Food — Catering	0.7
Cosmetics & Toiletries	0.7
Diversified Manufacturing Operations	0.7
Import/Export	0.6
Athletic Footwear	0.6
Office Automation & Equipment	0.6
Finance — Leasing Companies	0.6
Semiconductor Equipment	0.6
Index Fund	0.6
Chemicals — Specialty	0.5
Retail — Misc./Diversified	0.5
Industrial Automated/Robotic	0.5
Steel — Producers	0.5
Retail — Home Furnishings	0.5
Equity Funds — Emerging Market	0.5
Auto/Truck Parts & Equipment — Original	0.5
Engineering/R&D Services	0.5
Publishing — Periodicals	0.4
Enterprise Software/Service	0.4
Electric Products — Misc.	0.4
Internet Application Software	0.4
Dialysis Centers	0.4
Oil & Gas Drilling	0.4
Metal — Copper	0.4
Commercial Services — Finance	0.4
Cruise Lines	0.4

Airlines	0.3
Index Fund — Large Cap	0.3
Retail — Building Products	0.3
Insurance — Reinsurance	0.3
Retail — Jewelry	0.3
Appliances	0.3
Gambling (Non-Hotel)	0.3
Broadcast Services/Program	0.3
Telecom Services	0.3
Circuit Boards	0.3
Electric — Generation	0.2
Computers	0.2
Medical — Biomedical/Gene	0.2
Retail — Convenience Store	0.2
Apparel Manufacturers	0.2
Hotels/Motels	0.2
Advertising Services	0.2
Publishing — Books	0.2
Electronic Measurement Instruments	0.2
Telecom Equipment — Fiber Optics	0.2
Machinery — General Industrial	0.2
Internet Content — Information/News	0.2
Building Products — Doors & Windows	0.2
Cable/Satellite TV	0.2
Investment Management/Advisor Services	0.2
Investment Companies	0.2
Patient Monitoring Equipment	0.2
Television	0.1
Electronic Connectors	0.1
Rubber — Tires	0.1
Finance — Credit Card	0.1
Medical Instruments	0.1
Real Estate Operations & Development	0.1
Optical Supplies	0.1
Wireless Equipment	0.1
Machinery — Farming	0.1
Satellite Telecom	0.1
Photo Equipment & Supplies	0.1

110.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Country Allocation*

United Kingdom	18.4%
United States	15.3
Japan	11.3
Switzerland	10.4
France	9.2
Germany	8.0
Netherlands	4.4
Australia	3.7
Canada	2.5
Italy	2.5
Brazil	2.3
Spain	2.0
South Korea	2.0
Singapore	1.6
Sweden	1.5
Taiwan	1.4
Bermuda	1.3
Denmark	1.3
Cayman Islands	1.2
Mexico	1.1
Belgium	1.0
India	0.9
Jersey	0.7
Israel	0.7
Hong Kong	0.6
China	0.6
Greece	0.6
Ireland	0.6
Turkey	0.6
Poland	0.5
Philippines	0.4
Luxembourg	0.3
Finland	0.3
Norway	0.3
Czech Republic	0.2
South Africa	0.2
Austria	0.2
Russia	0.1
Indonesia	0.1
Hungary	0.1

110.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.3%
Australia — 3.7%
BHP Billiton, Ltd.#	229,508	$8,681,525
Cochlear, Ltd.#	30,366	1,759,958
Commonwealth Bank of Australia	50,660	2,449,894
CSL, Ltd.	44,551	1,286,967
QBE Insurance Group, Ltd.#	98,891	2,014,372
Wesfarmers, Ltd.	100,869	2,751,253
Woolworths, Ltd.	26,935	691,987

		19,635,956

Austria — 0.2%
Erste Group Bank AG	20,337	826,943

Belgium — 1.0%
Anheuser - Busch InBev NV	90,705	4,527,228
KBC Groep NV†	18,220	810,899

		5,338,127

Bermuda — 1.3%
Esprit Holdings, Ltd.#	142,331	958,662
Li & Fung, Ltd.	981,400	3,944,569
Seadrill, Ltd.#	88,770	2,052,160

		6,955,391

Brazil — 1.7%
Banco Santander Brasil SA ADR†	48,170	657,520
Companhia Brasileira de Meios de Pagamento	114,815	1,075,880
Companhia Vale do Rio Doce, Class A	214,500	5,177,081
Petroleo Brasileiro SA ADR#	38,830	1,991,202

		8,901,683

Canada — 2.5%
Bombardier, Inc., Class B#	229,527	974,305
Canadian National Railway Co. (New York)	64,880	3,412,688
Canadian National Railway Co. (Toronto)	49,730	2,605,713
Canadian Natural Resources, Ltd.	17,460	1,165,820
EnCana Corp. (New York)	19,308	1,040,315
EnCana Corp. (Toronto)	16,038	859,645
Research In Motion, Ltd.†	8,570	496,117
Suncor Energy, Inc.	40,739	1,462,960
Talisman Energy, Inc.	77,022	1,328,217

		13,345,780

Cayman Islands — 1.2%
Baidu, Inc., ADR†	2,410	1,045,314
Ctrip.com International, Ltd. ADR†	26,440	1,939,374
Melco Crown Entertainment, Ltd. ADR†#	61,225	258,982
Mindray Medical International, Ltd. ADR#	26,630	806,356
Tencent Holdings, Ltd.#	117,500	2,172,599

		6,222,625

China — 0.6%
Industrial & Commercial Bank of China	2,513,000	2,123,877
ZTE corp.#	190,600	1,082,109

		3,205,986

Czech Republic — 0.2%
CEZ AS	26,220	1,311,927

Denmark — 1.3%
Novo Nordisk A/S, Class B#	73,278	4,916,101
Vestas Wind Systems A/S†#	29,000	2,036,258

		6,952,359

Security Description	Shares	Market Value (Note 2)

Finland — 0.3%
Kone Oyj, Class B	26,040	$1,053,756
Nokia OYJ	44,764	589,479

		1,643,235

France — 9.2%
Air Liquide SA	22,120	2,570,788
AXA SA#	178,092	4,243,864
BNP Paribas	75,572	6,241,137
Compagnie Generale des Etablissements Michelin, Class B	9,950	754,492
GDF Suez#	92,770	3,873,902
Groupe Danone SA	66,640	3,983,523
Legrand SA#	79,418	2,181,682
LVMH Moet Hennessy Louis Vuitton SA#	65,380	6,809,169
Pernod - Ricard SA#(4)	46,940	4,002,719
Publicis Groupe SA	31,970	1,230,838
Schneider Electric SA	37,340	4,086,790
Societe Television Francaise 1#	43,807	780,132
Total SA#	112,861	6,983,717
Vivendi SA	47,327	1,363,716

		49,106,469

Germany — 8.0%
Adidas AG	23,266	1,332,075
Allianz SE	23,370	2,871,166
BASF SE	40,270	2,428,373
Bayer AG	108,729	8,324,737
Beiersdorf AG	25,480	1,657,020
Daimler AG	40,470	2,049,089
Deutsche Boerse AG	46,106	3,841,601
E.ON AG	41,994	1,660,899
Fresenius Medical Care AG & Co. KGaA#	40,110	2,132,646
HeidelbergCement AG	27,097	1,798,389
Linde AG	43,380	5,333,441
Merck KGaA	39,248	3,701,574
Metro AG	10,280	645,994
Muenchener Rueckversicherungs AG	6,640	1,041,198
Puma AG Rudolf Dassler Sport	5,728	1,967,883
SAP AG	36,723	1,754,601

		42,540,686

Greece — 0.6%
National Bank of Greece SA†	105,131	3,094,048

Hong Kong — 0.6%
CNOOC, Ltd.	576,000	885,919
Hutchison Whampoa, Ltd.	256,000	1,732,531
Sino - Ocean Land Holdings, Ltd.	615,000	611,822

		3,230,272

Hungary — 0.1%
OTP Bank PLC†	8,740	260,630

India — 0.9%
Infosys Technologies, Ltd. ADR#	95,129	4,848,725

Indonesia — 0.1%
Bank Rakyat Indonesia	487,500	381,544

Ireland — 0.6%
Anglo Irish Bank Corp. PLC†(3)	58,907	885
CRH PLC	85,437	2,152,673
Ryanair Holdings PLC ADR†	34,620	907,390

		3,060,948

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	71,951	3,798,293

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Italy — 2.5%
ENI SpA	130,169	$3,225,014
Finmeccanica SpA	132,798	2,199,415
Intesa Sanpaolo SpA†	250,808	1,086,494
Luxottica Group SpA#	24,480	609,447
Saipem SpA	153,233	4,928,468
UniCredit SpA†	297,580	1,016,542

		13,065,380

Japan — 11.3%
Aeon Credit Service Co., Ltd.#	68,600	696,793
Asahi Glass Co., Ltd.#	115,000	1,004,454
Canon, Inc.	83,300	3,209,035
Denso Corp.#	31,900	891,237
Fanuc, Ltd.	32,500	2,684,521
Fast Retailing Co., Ltd.	9,900	1,795,835
Hirose Electric Co., Ltd.#	7,200	761,314
Hitachi Construction Machinery Co., Ltd.#	93,600	2,187,321
Honda Motor Co., Ltd.	123,000	3,841,971
Hoya Corp.	254,500	6,492,046
Ibiden Co., Ltd.	39,400	1,330,958
INPEX Corp.#	346	2,697,871
JGC Corp.	66,000	1,234,637
Kao Corp.	37,400	917,261
Keyence Corp.	5,900	1,185,597
Komatsu, Ltd.	35,900	705,208
Konica Minolta Holdings, Inc.	36,000	331,513
Kubota Corp.#	46,000	404,975
Lawson, Inc.#	25,500	1,262,610
Mitsubishi Corp.	146,400	3,302,638
Mitsubishi UFJ Financial Group, Inc.#	282,100	1,573,024
NGK Insulators, Ltd.#	49,000	1,075,347
Nidec Corp.#	56,700	4,978,633
Nitori Co., Ltd.#	30,150	2,525,289
ORIX Corp.#	43,330	2,997,610
Rakuten, Inc.#	3,600	2,906,987
Shin - Etsu Chemical Co., Ltd.	21,500	1,166,532
Softbank Corp.#	83,300	1,994,806
Tokyo Electron, Ltd.	10,600	578,806
Toshiba Corp.†#	267,000	1,414,692
Toyota Motor Corp.	24,775	985,956
Unicharm Corp.#	9,700	989,750

		60,125,227

Jersey — 0.7%
Experian PLC	89,440	843,099
Shire PLC	156,199	3,045,010

		3,888,109

Luxembourg — 0.3%
Millicom International Cellular SA†	17,605	1,316,854
SES SA FDR	17,780	378,171

		1,695,025

Mexico — 1.1%
America Movil SAB de CV, Series L ADR	78,644	3,804,797
Grupo Financiero Banorte SAB de CV	166,620	575,833
Grupo Televisa SA ADR	74,980	1,542,339

		5,922,969

Netherlands — 4.4%
Akzo Nobel NV#	18,600	1,179,435
ASML Holding NV#	78,150	2,400,904
Heineken NV	89,210	4,195,420
ING Groep NV†#	56,300	524,469

Security Description	Shares	Market Value (Note 2)

Netherlands (continued)
Koninklijke Ahold NV	107,509	$1,449,482
Koninklijke KPN NV	168,174	2,984,808
TNT NV	218,090	6,326,784
Unilever NV	68,863	2,109,904
Wolters Kluwer NV	105,720	2,301,788

		23,472,994

Norway — 0.3%
Petroleum Geo - Services ASA†	66,220	688,418
Yara International ASA	21,250	910,987

		1,599,405

Philippines — 0.4%
Philippine Long Distance Telephone Co.	36,670	1,999,899

Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	187,700	2,548,117

Russia — 0.1%
Mechel ADR	1,274	24,779
Vimpel - Communications ADR	38,360	732,293

		757,072

Singapore — 1.6%
Keppel Corp., Ltd.	453,000	2,651,228
Singapore Technologies Engineering, Ltd.#	553,000	1,210,686
Singapore Telecommunications, Ltd.	701,950	1,486,065
United Overseas Bank, Ltd.	219,000	2,981,185

		8,329,164

South Africa — 0.2%
MTN Group, Ltd.	58,650	940,935

South Korea — 2.0%
Hyundai Mobis	8,632	1,106,096
Hyundai Motor Co.	26,873	2,287,949
POSCO	5,510	2,644,118
Samsung Electronics Co., Ltd.	4,320	2,674,922
Samsung Electronics Co., Ltd. GDR*	5,680	1,762,220

		10,475,305

Spain — 2.0%
Banco Santander SA	280,705	4,809,234
Telefonica SA	211,323	6,067,011

		10,876,245

Sweden — 1.5%
Atlas Copco AB, Class A#	193,010	2,735,315
Electrolux AB, Class B†	65,780	1,609,695
Getinge AB, Class B#	32,440	659,358
Hennes & Mauritz AB, Class B#	22,020	1,302,271
Volvo AB, Class B#	188,780	1,793,959

		8,100,598

Switzerland — 10.4%
Actelion, Ltd.†	15,984	940,469
Adecco SA	23,520	1,173,132
Compagnie Financiere Richemont SA	51,755	1,673,555
Credit Suisse Group AG	58,450	3,025,935
Givaudan SA	3,585	2,837,448
Julius Baer Group, Ltd.	84,144	2,777,016
Nestle SA	286,434	13,539,635
Novartis AG	86,832	4,819,437
Roche Holding AG	86,661	14,175,322
Sonova Holding AG#	32,696	3,883,352

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Swiss Reinsurance Co., Ltd.	15,101	$718,179
Syngenta AG	17,702	4,693,158
UBS AG†	46,258	717,507

		54,974,145

Taiwan — 1.4%
HON HAI Precision Industry Co., Ltd.	348,000	1,470,773
MediaTek, Inc.	65,000	1,024,115
Taiwan Semiconductor Manufacturing Co., Ltd.	800,269	1,519,514
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	247,770	2,574,330
Wistron Corp.	444,012	815,473

		7,404,205

Turkey — 0.6%
Akbank TAS	158,135	848,575
Turkiye Garanti Bankasi AS	640,020	2,177,936

		3,026,511

United Kingdom — 18.4%
Admiral Group PLC	104,897	1,830,925
Antofagasta PLC	130,020	1,926,132
ARM Holdings PLC	249,300	634,461
AstraZeneca PLC	32,830	1,467,414
Autonomy Corp. PLC†	21,850	512,222
BAE Systems PLC	202,233	1,091,567
Barclays PLC	723,754	3,480,857
BG Group PLC	344,407	6,249,419
BHP Billiton PLC	29,330	896,258
BP PLC	200,060	1,891,115
British Airways PLC†#	292,360	939,317
British American Tobacco PLC	90,372	2,745,952
British Sky Broadcasting Group PLC	114,220	994,948
Burberry Group PLC	134,450	1,260,747
Carnival PLC†#	55,410	1,857,738
Compass Group PLC	519,310	3,680,396
Diageo PLC	199,140	3,357,952
GlaxoSmithKline PLC	102,469	2,118,946
Hays PLC	405,490	651,062
HSBC Holdings PLC (Chi-X)	233,685	2,717,956
HSBC Holdings PLC# (Hong Kong)	457,340	5,364,121
Imperial Tobacco Group PLC	106,736	3,104,455
Informa PLC	227,970	1,040,718
Intercontinental Hotels Group PLC	90,800	1,256,991
International Power PLC	405,432	1,846,856
Kingfisher PLC	461,437	1,800,608
Ladbrokes PLC#	218,158	484,504
Man Group PLC, Class B	168,106	880,539
Next PLC	47,440	1,542,140
Reckitt Benckiser Group PLC	203,904	10,398,713
Reed Elsevier PLC	160,421	1,199,728
Rolls - Royce Group PLC†	167,340	1,306,256
Rolls - Royce Group PLC, Class C (Entitlement Shares)(4)	9,306,000	15,309
Royal Dutch Shell PLC, Class A	79,690	2,360,419
Smith & Nephew PLC	68,718	653,417
Smiths Group PLC	160,152	2,513,465
Standard Chartered PLC	120,917	2,951,980
Tesco PLC	955,939	6,652,160
The Capita Group PLC	168,568	1,974,455
Tullow Oil PLC	59,290	1,203,618
Vodafone Group PLC	1,625,840	3,666,970
William Hill PLC	375,630	1,105,510
WPP PLC	425,227	3,973,391

		97,601,707

Security Description	Shares/ Principal Amount(6)	Market Value (Note 2)

United States — 0.8%
Autoliv, Inc.#	11,200	$454,832
Autoliv, Inc. SDR	60	2,423
India Fund, Inc.†	30,194	914,878
Synthes, Inc.	23,690	3,115,585

		4,487,718

Total Common Stock
(cost $463,030,879)		505,952,357

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Itau Holding Financeira SA	87,580	1,893,284
Petroleo Brasileiro SA ADR	31,362	1,413,172

Total Preferred Stock
(cost $3,382,305)		3,306,456

EXCHANGE TRADED FUNDS — 1.4%
United States
iShares MSCI EAFE Index Fund#	30,690	1,700,840
iShares MSCI EAFE Growth Index	9,400	515,872
iShares MSCI Emerging Markets Index Fund#	62,100	2,516,292
iShares MSCI Japan Index Fund#	97,630	932,367
Nomura ETF - Nikkei 225 Exchange Traded Fund	17,010	1,853,704

Total Exchange Traded Funds
(cost $7,112,931)		7,519,075

RIGHTS — 0.0%
Netherlands — 0.0%
ING Groep NV† Expires 12/15/09# (cost $566,391)	41,600	109,313

Total Long-Term Investment Securities
(cost $474,092,506)		516,887,201

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Collective Investment Pool — 11.1%
Securities Lending Quality Trust(1)(2)	59,440,538	59,104,752

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$10,460,000	10,460,000

Total Short-Term Investment Securities
(cost $69,900,538)		69,564,752

TOTAL INVESTMENTS
(cost $543,993,044)(5)	110.4%	586,451,953
Liabilities in excess of other assets	(10.4)	(55,395,995)

NET ASSETS —	100.0%	$531,055,958

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $1,762,220 representing 0.30% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2009, the Fund had loaned securities with a total value of $56,855,692. This was secured by collateral of $59,440,538, which was received in cash and subsequently invested in short-term investments currently valued at $59,104,752 as reported in the portfolio of investments. The remaining collateral of $154,207 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Notes	1.88%	07/15/13

(3)	Fair valued security. Security is classified as Level 3 disclosure based on the security’s valuation input; See Note 2
(4)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $4,018,028 representing 0.8% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

GDR—Global Depository Receipt

SDR—Swedish Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$49,106,469	$–	$–	$49,106,469
Germany	42,540,686	–	–	42,540,686
Japan	60,125,227	–	–	60,125,227
Switzerland	54,974,145	–	–	54,974,145
United Kingdom	97,586,398	15,309	–	97,601,707
Other Countries*	201,603,238	–	885	201,604,123
Preferred Stock	3,306,456	–	–	3,306,456
Exchange Traded Funds	7,519,075	–	–	7,519,075
Rights	109,313	–	–	109,313
Short-Term Investment Securities:
Collective Investment Pool	–	59,104,752	–	59,104,752
Time Deposit	–	10,460,000	–	10,460,000

Total	$516,871,007	$69,580,061	$885	$586,451,953

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$18,071
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(17,186)
Net purchases (sales)	–
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$885

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.1%
Medical — Drugs	9.5
Diversified Banking Institutions	7.1
Oil Companies — Integrated	6.6
Commercial Services — Finance	5.0
Web Portals/ISP	4.1
E-Commerce/Products	4.0
Wireless Equipment	3.4
Networking Products	3.3
Television	3.1
Aerospace/Defense	3.1
Diversified Manufacturing Operations	3.0
Retail — Building Products	3.0
Cosmetics & Toiletries	2.5
Medical Products	2.5
Banks — Super Regional	2.4
Transport — Services	2.1
Insurance — Life/Health	2.1
Footwear & Related Apparel	2.0
Multimedia	2.0
Tobacco	2.0
Food — Misc.	1.9
Medical — Biomedical/Gene	1.9
Applications Software	1.9
Enterprise Software/Service	1.7
Oil Companies — Exploration & Production	1.7
Advertising Agencies	1.6
Medical Instruments	1.6
Oil — Field Services	1.4
Toys	1.4
Beverages — Wine/Spirits	1.3
Consumer Products — Misc.	1.3
Industrial Gases	1.2
Finance — Credit Card	1.2
Investment Management/Advisor Services	1.1
Retail — Drug Store	1.0
Retail — Restaurants	1.0
Beverages — Non-alcoholic	1.0
Aerospace/Defense — Equipment	0.9
Banks — Fiduciary	0.8
E-Commerce/Services	0.5
Time Deposits	0.4
Investment Companies	0.4

113.1%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.6%
Advertising Agencies — 1.6%
Omnicom Group, Inc.#	48,265	$1,772,291

Aerospace/Defense — 3.1%
Boeing Co.	38,429	2,014,064
Lockheed Martin Corp.	17,263	1,333,221

		3,347,285

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	14,001	941,427

Applications Software — 1.9%
Microsoft Corp.	68,660	2,019,291

Banks - Fiduciary — 0.8%
State Street Corp.	21,368	882,498

Banks - Super Regional — 2.4%
Wells Fargo & Co.	91,916	2,577,325

Beverages - Non - alcoholic — 1.0%
PepsiCo, Inc.	16,731	1,041,003

Beverages - Wine/Spirits — 1.3%
Diageo PLC	86,076	1,451,437

Commercial Services - Finance — 5.0%
Automatic Data Processing, Inc.	23,119	1,004,521
Moody’s Corp.#	72,057	1,673,884
Visa, Inc., Class A#	34,005	2,754,405

		5,432,810

Consumer Products - Misc. — 1.3%
Clorox Co.	23,617	1,423,397

Cosmetics & Toiletries — 2.5%
The Procter & Gamble Co.	43,059	2,684,729

Diversified Banking Institutions — 7.1%
Bank of America Corp.	156,670	2,483,220
JP Morgan Chase & Co.	71,005	3,017,002
The Goldman Sachs Group, Inc.	13,005	2,206,428

		7,706,650

Diversified Manufacturing Operations — 3.0%
General Electric Co.	202,405	3,242,528

E-Commerce/Products — 4.0%
Amazon.com, Inc.†#	25,751	3,499,818
Blue Nile, Inc.†#	15,714	878,256

		4,378,074

E-Commerce/Services — 0.5%
Ancestry.com, Inc.†#	44,790	588,988

Enterprise Software/Service — 1.7%
Oracle Corp.	85,427	1,886,228

Finance - Credit Card — 1.2%
American Express Co.	31,366	1,312,040

Food - Misc. — 1.9%
McCormick & Co., Inc.#	59,430	2,120,462

Footwear & Related Apparel — 2.0%
Timberland Co., Class A†#	132,624	2,214,821

Industrial Gases — 1.2%
Air Products & Chemicals, Inc.	16,036	1,329,865

Insurance - Life/Health — 2.1%
Prudential Financial, Inc.	44,785	2,232,532

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Investment Companies — 0.4%
Apollo Global Mgmt LLC Class A*(1)(2)	72,697	$436,182

Investment Management/Advisor Services — 1.1%
T. Rowe Price Group, Inc.#	23,457	1,147,751

Medical Instruments — 1.6%
Medtronic, Inc.	39,972	1,696,412

Medical Products — 2.5%
Johnson & Johnson	42,388	2,663,662

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.†	37,139	2,092,783

Medical - Drugs — 9.5%
Merck & Co., Inc.#	112,717	4,081,482
Novartis AG ADR	61,518	3,420,401
Pfizer, Inc.	153,386	2,787,024

		10,288,907

Multimedia — 2.0%
FactSet Research Systems, Inc.#	30,177	2,183,306

Networking Products — 3.3%
Cisco Systems, Inc.†	153,701	3,596,603

Oil Companies - Exploration & Production — 1.7%
Apache Corp.	19,492	1,857,198

Oil Companies - Integrated — 6.6%
Chevron Corp.	20,913	1,632,051
ConocoPhillips	53,608	2,775,286
Exxon Mobil Corp.	36,360	2,729,545

		7,136,882

Oil - Field Services — 1.4%
Schlumberger, Ltd.	23,712	1,514,960

Retail - Building Products — 3.0%
Home Depot, Inc.	117,631	3,218,384

Retail - Drug Store — 1.0%
CVS Caremark Corp.	34,966	1,084,296

Retail - Restaurants — 1.0%
Burger King Holdings, Inc.#	62,137	1,056,329

Television — 3.1%
CBS Corp., Class B	263,493	3,375,345

Tobacco — 2.0%
Philip Morris International, Inc.	45,283	2,177,659

Toys — 1.4%
Nintendo Co., Ltd.	6,100	1,496,772

Transport - Services — 2.1%
Expeditors International of Washington, Inc.#	31,675	1,011,383
United Parcel Service, Inc., Class B#	21,526	1,237,099

		2,248,482

Web Portals/ISP — 4.1%
Google, Inc., Class A†	7,626	4,445,958

Wireless Equipment — 3.4%
QUALCOMM, Inc.	83,116	3,740,220

Total Long - Term Investment Securities
(cost $98,735,127)		108,043,772

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 — (Unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 13.5%
Collective Investment Pool — 13.1%
Securities Lending Quality Trust(3)	14,259,370	$14,178,817

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$457,000	457,000

Total Short - Term Investment Securities
(cost $14,716,370)		14,635,817

TOTAL INVESTMENTS
(cost $113,451,497)(4)	113.1%	122,679,589
Liabilities in excess of other assets	(13.1)	(14,184,043)

NET ASSETS —	100.0%	$108,495,546

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $436,182 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Apollo Global Management LLC, Class A Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	1,383,129	$436,182	$6.00	0.40%

(2)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $436,182 representing 0.4% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services — Finance	$5,432,810	$–	$–	$5,432,810
Diversified Banking Instituitions	7,706,650	–	–	7,706,650
Medical — Drugs	10,288,907	–	–	10,288,907
Oil Companies — Intergrated	7,136,882	–	–	7,136,882
Other Industries*	77,478,523	–	–	77,478,523
Short-Term Investment Securities:
Collective Investment Pool	–	14,178,817	–	14,178,817
Time Deposit	–	457,000	–	457,000

Total	$108,043,772	$14,635,817	$–	$122,679,589

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Computers	10.8%
Collective Investment Pool	4.7
Medical — Biomedical/Gene	4.1
Web Portals/ISP	3.8
Oil Companies — Exploration & Production	3.6
Enterprise Software/Service	3.3
Electronic Components — Semiconductors	3.2
Applications Software	2.6
Diversified Banking Institutions	2.3
Diversified Minerals	2.2
Networking Products	2.1
Retail — Apparel/Shoe	2.1
Engineering/R&D Services	2.0
Computer Services	2.0
Wireless Equipment	1.9
Pharmacy Services	1.8
Aerospace/Defense — Equipment	1.8
Retail — Discount	1.8
Computers — Memory Devices	1.7
Transport — Rail	1.7
Commercial Services — Finance	1.7
Agricultural Chemicals	1.7
Beverages — Non-alcoholic	1.7
Oil & Gas Drilling	1.6
Time Deposit	1.6
Medical — HMO	1.6
Medical Products	1.5
Investment Management/Advisor Services	1.4
Oil Field Machinery & Equipment	1.4
Medical — Wholesale Drug Distribution	1.4
Retail — Drug Store	1.3
Instruments — Scientific	1.2
Medical — Generic Drugs	1.1
Diversified Manufacturing Operations	1.1
Cosmetics & Toiletries	1.1
Semiconductor Components — Integrated Circuits	1.1
Sector Fund—Financial Services	1.0
Retail — Regional Department Stores	1.0
Medical — Drugs	1.0
Electric Products — Misc.	1.0
Aerospace/Defense	0.9
Finance — Investment Banker/Broker	0.9
Oil — Field Services	0.9
Medical Instruments	0.8
Medical Labs & Testing Services	0.8
Retail — Restaurants	0.8
Schools	0.8
E-Commerce/Products	0.7
Repurchase Agreement	0.7
Retail — Major Department Stores	0.7
Internet Content — Entertainment	0.6
Apparel Manufacturers	0.6
Insurance — Property/Casualty	0.5
Consulting Services	0.5
Oil Companies — Integrated	0.5
Electronic Components — Misc.	0.5
Retail — Office Supplies	0.5
Finance — Credit Card	0.5
Machinery — Construction & Mining	0.5
Cellular Telecom	0.5
Casino Hotels	0.4
Semiconductor Equipment	0.4
Internet Security	0.4
Multimedia	0.4
Retail — Consumer Electronics	0.4
Metal — Copper	0.4
Electronic Forms	0.4
X-Ray Equipment	0.4
Retail — Computer Equipment	0.4

Telecom Equipment — Fiber Optics	0.3
Electronic Measurement Instruments	0.3
Retail — Building Products	0.3
Industrial Gases	0.3
Insurance — Multi-line	0.3
Food — Dairy Products	0.2
Auto — Heavy Duty Trucks	0.2

104.7%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	17,100	$1,320,633
Raytheon Co.	41,200	2,123,036

		3,443,669

Aerospace/Defense - Equipment — 1.8%
Goodrich Corp.	33,411	1,982,609
United Technologies Corp.	67,766	4,556,586

		6,539,195

Agricultural Chemicals — 1.7%
Monsanto Co.	28,237	2,280,138
Potash Corp. of Saskatchewan, Inc.	5,000	562,100
Syngenta AG	12,213	3,237,913

		6,080,151

Apparel Manufacturers — 0.6%
Coach, Inc.	62,000	2,154,500

Applications Software — 2.6%
Microsoft Corp.	325,408	9,570,249

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp.†#	25,000	825,250

Beverages - Non - alcoholic — 1.7%
PepsiCo, Inc.	96,852	6,026,131

Casino Hotels — 0.4%
Wynn Resorts, Ltd.#	25,300	1,632,862

Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	35,224	1,704,137

Commercial Services - Finance — 1.7%
Mastercard, Inc., Class A	8,591	2,069,228
Visa, Inc., Class A	50,100	4,058,100

		6,127,328

Computer Services — 2.0%
Accenture PLC, Class A	96,579	3,963,602
Cognizant Technology Solutions Corp., Class A†	72,509	3,185,321

		7,148,923

Computers — 10.8%
Apple, Inc.†	92,892	18,570,040
Hewlett - Packard Co.	246,570	12,096,724
International Business Machines Corp.	55,968	7,071,557
Research In Motion, Ltd.†	27,100	1,568,819

		39,307,140

Computers - Memory Devices — 1.7%
EMC Corp.†	225,660	3,797,858
Western Digital Corp.†	68,573	2,526,229

		6,324,087

Consulting Services — 0.5%
FTI Consulting, Inc.†#	41,500	1,919,790

Cosmetics & Toiletries — 1.1%
The Estee Lauder Cos., Inc., Class A	40,206	1,882,847
The Procter & Gamble Co.	32,100	2,001,435

		3,884,282

Diversified Banking Institutions — 2.3%
JPMorgan Chase & Co.	44,700	1,899,303
The Goldman Sachs Group, Inc.	39,139	6,640,323

		8,539,626

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations — 1.1%
Cooper Industries PLC, Class A	46,257	$1,974,711
Danaher Corp.	29,300	2,077,956

		4,052,667

Diversified Minerals — 2.2%
BHP Billiton, Ltd. ADR#	106,625	8,028,862

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	20,100	2,731,791

Electric Products - Misc. — 1.0%
AMETEK, Inc.	54,017	1,974,862
Emerson Electric Co.	37,600	1,557,016

		3,531,878

Electronic Components - Misc. — 0.5%
Flextronics International, Ltd.†	252,791	1,787,232

Electronic Components - Semiconductors — 3.2%
Avago Technologies, Ltd.†#	83,746	1,328,211
Broadcom Corp., Class A†	45,300	1,322,760
Intel Corp.	158,800	3,048,960
MEMC Electronic Materials, Inc.†	69,000	830,760
Texas Instruments, Inc.	125,599	3,176,399
Xilinx, Inc.	77,780	1,760,939

		11,468,029

Electronic Forms — 0.4%
Adobe Systems, Inc.†	38,347	1,345,213

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.†#	39,100	1,130,772

Engineering/R&D Services — 2.0%
ABB, Ltd.†	132,859	2,433,775
Fluor Corp.	63,758	2,708,440
URS Corp.†	48,840	2,029,302

		7,171,517

Enterprise Software/Service — 3.3%
BMC Software, Inc.†	92,785	3,593,563
Oracle Corp.	373,672	8,250,678

		11,844,241

Finance - Credit Card — 0.5%
Discover Financial Services	115,300	1,782,538

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.†	87,090	1,710,448
The Charles Schwab Corp.	86,500	1,585,545

		3,295,993

Food - Dairy Products — 0.2%
Dean Foods Co.†	52,200	829,980

Industrial Gases — 0.3%
Praxair, Inc.	11,300	926,939

Instruments - Scientific — 1.2%
Thermo Fisher Scientific, Inc.†	90,830	4,289,901

Insurance - Multi - line — 0.3%
Genworth Financial, Inc., Class A†	85,400	919,758

Insurance - Property/Casualty — 0.5%
Chubb Corp.	39,816	1,996,374

Internet Content - Entertainment — 0.6%
Shanda Interactive Entertainment, Ltd. ADR†	47,188	2,351,850

Internet Security — 0.4%
Symantec Corp.†	85,900	1,524,725

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 1.4%
BlackRock, Inc.#	9,103	$2,067,109
Invesco, Ltd.	144,000	3,204,000

		5,271,109

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	32,204	1,724,202

Medical Instruments — 0.8%
Medtronic, Inc.	34,600	1,468,424
St. Jude Medical, Inc.†	40,500	1,486,755

		2,955,179

Medical Labs & Testing Services — 0.8%
Laboratory Corp. of America Holdings†	17,900	1,305,984
Quest Diagnostics, Inc.	27,818	1,611,775

		2,917,759

Medical Products — 1.5%
Baxter International, Inc.	29,500	1,609,225
Johnson & Johnson	61,742	3,879,867

		5,489,092

Medical - Biomedical/Gene — 4.1%
Amgen, Inc.†	114,629	6,459,344
Celgene Corp.†	34,800	1,929,660
Genzyme Corp.†	18,500	937,950
Gilead Sciences, Inc.†	119,444	5,500,396

		14,827,350

Medical - Drugs — 1.0%
Abbott Laboratories	64,958	3,539,561

Medical - Generic Drugs — 1.1%
Mylan, Inc.†#	148,400	2,651,908
Teva Pharmaceutical Industries, Ltd. ADR	28,608	1,510,216

		4,162,124

Medical - HMO — 1.6%
UnitedHealth Group, Inc.	128,783	3,692,209
WellPoint, Inc.†	39,581	2,138,561

		5,830,770

Medical - Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.	80,286	1,982,261
McKesson Corp.	47,445	2,942,539

		4,924,800

Metal - Copper — 0.4%
Freeport - McMoRan Copper & Gold, Inc.†	17,500	1,449,000

Multimedia — 0.4%
Time Warner, Inc.	49,533	1,521,654

Networking Products — 2.1%
Cisco Systems, Inc.†	328,496	7,686,806

Oil & Gas Drilling — 1.6%
Diamond Offshore Drilling, Inc.#	18,558	1,847,263
ENSCO International, Inc. ADR	46,989	2,067,516
Transocean, Ltd.†	22,960	1,960,555

		5,875,334

Oil Companies - Exploration & Production — 3.6%
Apache Corp.	11,300	1,076,664
Devon Energy Corp.	10,500	707,175
Occidental Petroleum Corp.	99,274	8,020,346
Ultra Petroleum Corp.†	18,200	855,218
XTO Energy, Inc.	60,700	2,576,108

		13,235,511

Security Description	Shares	Market Value (Note 2)

Oil Companies - Integrated — 0.5%
Exxon Mobil Corp.	24,300	$1,824,201

Oil Field Machinery & Equipment — 1.4%
FMC Technologies, Inc.†	30,787	1,676,968
National Oilwell Varco, Inc.	78,338	3,370,101

		5,047,069

Oil - Field Services — 0.9%
Schlumberger, Ltd.	49,650	3,172,139

Pharmacy Services — 1.8%
Express Scripts, Inc.†	40,697	3,491,803
Medco Health Solutions, Inc.†	48,556	3,066,797

		6,558,600

Retail - Apparel/Shoe — 2.1%
American Eagle Outfitters, Inc.	60,900	936,642
Limited Brands, Inc.	127,067	2,108,042
Ross Stores, Inc.	58,664	2,580,043
The Gap, Inc.	91,182	1,953,118

		7,577,845

Retail - Building Products — 0.3%
Lowe’s Cos., Inc.	43,500	948,735

Retail - Computer Equipment — 0.4%
GameStop Corp., Class A†#	52,500	1,281,525

Retail - Consumer Electronics — 0.4%
Best Buy Co., Inc.#	35,200	1,507,616

Retail - Discount — 1.8%
Dollar Tree, Inc.†#	37,281	1,825,651
Target Corp.	62,047	2,888,908
Wal - Mart Stores, Inc.	32,200	1,756,510

		6,471,069

Retail - Drug Store — 1.3%
CVS Caremark Corp.	146,878	4,554,687

Retail - Major Department Stores — 0.7%
J.C. Penney Co., Inc.	88,670	2,548,376

Retail - Office Supplies — 0.5%
Staples, Inc.	76,600	1,786,312

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.†	68,254	3,627,018

Retail - Restaurants — 0.8%
Burger King Holdings, Inc.	69,900	1,188,300
McDonald’s Corp.	27,100	1,714,075

		2,902,375

Schools — 0.8%
Apollo Group, Inc., Class A†	48,948	2,793,462

Semiconductor Components - Integrated Circuits — 1.1%
Marvell Technology Group, Ltd.†	145,666	2,246,170
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	152,277	1,582,158

		3,828,328

Semiconductor Equipment — 0.4%
ASML Holding NV	52,500	1,626,975

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	72,700	1,212,636

Transport - Rail — 1.7%
Norfolk Southern Corp.	37,300	1,917,220
Union Pacific Corp.	69,300	4,383,918

		6,301,138

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 3.8%
Google, Inc., Class A†	20,377	$11,879,791
NetEase.com, Inc. ADR†#	48,438	1,852,269

		13,732,060

Wireless Equipment — 1.9%
American Tower Corp., Class A†	50,400	2,062,368
QUALCOMM, Inc.	109,400	4,923,000

		6,985,368

X-Ray Equipment — 0.4%
Hologic, Inc.†	90,600	1,310,982

Total Common Stock
(cost $316,174,585)		351,246,347

EXCHANGE TRADED FUNDS — 1.0%
Sector Fund - Financial Services — 1.0%
Financial Select Sector SPDR Fund# (cost $2,959,296)	250,240	3,673,523

Total Long - Term Investment Securities
(cost $319,133,881)		354,919,870

SHORT - TERM INVESTMENT SECURITIES — 6.3%
Collective Investment Pool — 4.7%
Securities Lending Quality Trust(1)	17,179,540	17,082,491

Time Deposit — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$5,838,000	5,838,000

Total Short - Term Investment Securities
(cost $23,017,540)		22,920,491

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $2,553,000)	$2,553,000	$2,553,000

TOTAL INVESTMENTS
(cost $344,704,421)(3)	104.7%	380,393,361
Liabilities in excess of other assets	(4.7)	(17,031,770)

NET ASSETS —	100.0%	$363,361,591

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$39,307,140	$–	$–	$39,307,140
Other Industries*	311,939,207	–	–	311,939,207
Exchange Traded Funds	3,673,523	–	–	3,673,523
Short-Term Investment Securities:
Collective Investment Pool	–	17,082,491	–	17,082,491
Time Deposit	–	5,838,000	–	5,838,000
Repurchase Agreement	–	2,553,000	–	2,553,000

Total	$354,919,870	$25,473,491	$–	$380,393,361

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.1%
Real Estate Investment Trusts	6.7
Electric — Integrated	3.6
Retail — Apparel/Shoe	3.2
Banks — Commercial	3.2
Oil Companies — Exploration & Production	2.7
Gas — Distribution	2.4
Diversified Manufacturing Operations	2.0
Insurance — Property/Casualty	1.9
Chemicals — Specialty	1.9
Medical — Biomedical/Gene	1.7
Electronic Components — Semiconductors	1.7
Oil & Gas Drilling	1.5
Medical Instruments	1.5
Engineering/R&D Services	1.4
Machinery — Construction & Mining	1.3
Commercial Services — Finance	1.3
Savings & Loans/Thrifts	1.2
Distribution/Wholesale	1.2
Consulting Services	1.2
Human Resources	1.1
Retail — Restaurants	1.1
Machinery — General Industrial	1.0
Investment Management/Advisor Services	1.0
Schools	1.0
Medical — Hospitals	1.0
Insurance — Reinsurance	1.0
Building — Residential/Commercial	1.0
Commercial Paper	0.9
Computers — Integrated Systems	0.9
Steel — Producers	0.8
Electronic Parts Distribution	0.8
Oil — Field Services	0.8
Transport — Truck	0.8
Retail — Discount	0.8
Enterprise Software/Service	0.8
Containers — Paper/Plastic	0.8
Electronic Measurement Instruments	0.8
Retail — Automobile	0.8
Food — Misc.	0.7
Transport — Marine	0.7
Medical — Drugs	0.7
Insurance — Multi-line	0.7
Metal — Iron	0.7
Consumer Products — Misc.	0.7
Electronic Design Automation	0.7
Finance — Investment Banker/Broker	0.6
Telecommunication Equipment	0.6
Computer Aided Design	0.6
Coatings/Paint	0.6
Medical Information Systems	0.6
Data Processing/Management	0.6
Aerospace/Defense — Equipment	0.6
Networking Products	0.5
Instruments — Controls	0.5
Medical Products	0.5
Metal Processors & Fabrication	0.5
Insurance Brokers	0.5
Coal	0.5
Semiconductor Equipment	0.5
Pipelines	0.5
Beverages — Non-alcoholic	0.5
Soap & Cleaning Preparation	0.5
Machine Tools & Related Products	0.5
Electric Products — Misc.	0.5
Batteries/Battery Systems	0.5
Agricultural Chemicals	0.4
Building Products — Cement	0.4
Respiratory Products	0.4

Retail — Auto Parts	0.4
Diagnostic Equipment	0.4
Web Hosting/Design	0.4
X-Ray Equipment	0.4
Internet Infrastructure Software	0.4
Electronic Components — Misc.	0.4
Medical — HMO	0.4
Auto — Heavy Duty Trucks	0.4
Telephone — Integrated	0.4
Auto/Truck Parts & Equipment — Original	0.4
Hospital Beds/Equipment	0.4
Medical Labs & Testing Services	0.4
Filtration/Separation Products	0.4
Commercial Services	0.4
Insurance — Life/Health	0.4
Apparel Manufacturers	0.4
Retail — Pet Food & Supplies	0.4
Medical — Generic Drugs	0.4
Rental Auto/Equipment	0.4
Decision Support Software	0.4
Multimedia	0.4
Transactional Software	0.3
Diagnostic Kits	0.3
Private Corrections	0.3
Machinery — Farming	0.3
Pharmacy Services	0.3
Airlines	0.3
Semiconductor Components — Integrated Circuits	0.3
Transport — Rail	0.3
E-Commerce/Services	0.3
Non-Hazardous Waste Disposal	0.3
Power Converter/Supply Equipment	0.3
Research & Development	0.3
Toys	0.3
Motion Pictures & Services	0.3
Vitamins & Nutrition Products	0.3
Miscellaneous Manufacturing	0.3
Computer Services	0.3
Medical — Outpatient/Home Medical	0.3
Cosmetics & Toiletries	0.3
Textile — Home Furnishings	0.3
Retail — Catalog Shopping	0.3
Publishing — Books	0.3
Water	0.3
Food — Meat Products	0.3
Retail — Mail Order	0.3
Real Estate Management/Services	0.2
Leisure Products	0.2
Office Furnishings — Original	0.2
Funeral Services & Related Items	0.2
Electronic Connectors	0.2
Veterinary Diagnostics	0.2
Containers — Metal/Glass	0.2
Medical Sterilization Products	0.2
Intimate Apparel	0.2
Retail — Sporting Goods	0.2
Building Products — Air & Heating	0.2
Industrial Automated/Robotic	0.2
E-Marketing/Info	0.2
Food — Baking	0.2
Finance — Auto Loans	0.2
Computers	0.2
Telecom Services	0.2
Machinery — Pumps	0.2
Investment Companies	0.2
Machinery — Print Trade	0.2
Steel Pipe & Tube	0.2
Protection/Safety	0.2
Instruments — Scientific	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Advertising Sales	0.2%
Repurchase Agreements	0.2
Patient Monitoring Equipment	0.2
Transport — Equipment & Leasing	0.2
Chemicals — Diversified	0.2
Auction Houses/Art Dealers	0.2
Physical Therapy/Rehabilitation Centers	0.1
Hazardous Waste Disposal	0.1
Oil Refining & Marketing	0.1
U.S. Government Treasuries	0.1
Wireless Equipment	0.1
Internet Infrastructure Equipment	0.1
Cellular Telecom	0.1
Food — Retail	0.1
Tobacco	0.1
Applications Software	0.1
Building — Mobile Home/Manufactured Housing	0.1
Building — Heavy Construction	0.1
Retail — Major Department Stores	0.1
Recreational Centers	0.1
Retail — Bookstores	0.1
Casino Services	0.1
Retail — Hair Salons	0.1
Banks — Fiduciary	0.1
Racetracks	0.1
Building — Maintance & Services	0.1
Building & Construction Products — Misc.	0.1
Footwear & Related Apparel	0.1
Environmental Monitoring & Detection	0.1
Food — Confectionery	0.1
Medical — Nursing Homes	0.1
Golf	0.1
Casino Hotels	0.1

116.1%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.8%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†#	119,300	$3,302,224

Aerospace/Defense - Equipment — 0.6%
Alliant Techsystems, Inc.†	73,800	6,326,136
BE Aerospace, Inc.†	226,800	4,370,436

		10,696,572

Agricultural Chemicals — 0.4%
Terra Industries, Inc.	223,700	8,630,346

Airlines — 0.3%
AirTran Holdings, Inc.†#	291,500	1,200,980
Alaska Air Group, Inc.†#	78,700	2,353,130
JetBlue Airways Corp.†#	480,700	2,648,657

		6,202,767

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.†#	212,400	5,099,724
Under Armour, Inc., Class A†#	84,100	2,152,960

		7,252,684

Applications Software — 0.1%
Quest Software, Inc.†	136,500	2,297,295

Auction House/Art Dealers — 0.2%
Sotheby’s#	150,000	2,845,500

Auto - Heavy Duty Trucks — 0.4%
Oshkosh Corp.	200,400	7,961,892

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.#	261,600	7,902,936

Banks - Commercial — 3.2%
Associated Banc - Corp.#	286,700	3,251,178
BancorpSouth, Inc.#	164,600	3,818,720
Bank of Hawaii Corp.#	107,400	4,908,180
Cathay General Bancorp#	138,700	1,083,247
City National Corp.#	96,900	3,823,674
Commerce Bancshares, Inc.	163,695	6,580,539
Cullen/Frost Bankers, Inc.#	133,800	6,425,076
FirstMerit Corp.#	191,200	4,005,640
Fulton Financial Corp.#	394,700	3,402,314
International Bancshares Corp.#	116,200	1,948,674
PacWest Bancorp.#	66,800	1,229,120
SVB Financial Group†#	91,900	3,479,334
Synovus Financial Corp.#	1,076,900	2,099,955
TCF Financial Corp.#	250,500	3,291,570
Trustmark Corp.#	114,600	2,195,736
Valley National Bancorp.#	320,600	4,238,332
Webster Financial Corp.#	143,800	1,830,574
Westamerica Bancorporation#	65,500	3,484,600

		61,096,463

Banks - Fiduciary — 0.1%
Wilmington Trust Corp.#	155,400	1,906,758

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†#	155,600	8,766,504

Beverages - Non-alcoholic — 0.5%
Hansen Natural Corp.†	162,600	5,686,122
PepsiAmericas, Inc.	125,600	3,717,760

		9,403,882

Building & Construction Products - Misc. — 0.1%
Louisiana - Pacific Corp.†#	273,100	1,704,144

Security Description	Shares	Market Value (Note 2)

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	87,400	$680,846

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	108,900	4,042,368

Building Products - Cement — 0.4%
Martin Marietta Materials, Inc.#	99,900	8,520,471

Building - Heavy Construction — 0.1%
Granite Construction, Inc.#	75,400	2,259,738

Building - Maintance & Services — 0.1%
Rollins, Inc.	97,800	1,737,906

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	79,600	2,264,620

Building - Residential/Commercial — 1.0%
MDC Holdings, Inc.	84,200	2,499,898
NVR, Inc.†#	13,000	8,750,950
Ryland Group, Inc.#	98,200	1,798,042
Toll Brothers, Inc.†#	307,400	5,991,226

		19,040,116

Casino Hotels — 0.1%
Boyd Gaming Corp.†#	123,600	1,009,812

Casino Services — 0.1%
Scientific Games Corp., Class A†	145,600	2,060,240

Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†#	154,200	2,445,612

Chemicals - Diversified — 0.2%
Olin Corp.	175,400	2,941,458

Chemicals - Specialty — 1.9%
Albemarle Corp.	205,300	6,928,875
Ashland, Inc.	166,900	5,996,717
Cabot Corp.	146,600	3,361,538
Cytec Industries, Inc.	108,700	3,693,626
Lubrizol Corp.	151,600	10,994,032
Minerals Technologies, Inc.#	42,000	2,219,280
Sensient Technologies Corp.#	109,400	2,772,196

		35,966,264

Coal — 0.5%
Arch Coal, Inc.	364,300	7,599,298
Patriot Coal Corp.†	168,100	2,059,225

		9,658,523

Coatings/Paint — 0.6%
RPM International, Inc.	289,000	5,664,400
Valspar Corp.#	226,100	5,928,342

		11,592,742

Commercial Services — 0.4%
Alliance Data Systems Corp.†#	119,200	7,270,008

Commercial Services - Finance — 1.3%
Deluxe Corp.#	114,700	1,479,630
Global Payments, Inc.	180,600	9,257,556
Lender Processing Services, Inc.	215,500	9,003,590
SEI Investments Co.	291,300	5,100,663

		24,841,439

Computer Aided Design — 0.6%
ANSYS, Inc.†	197,500	7,690,650
Parametric Technology Corp.†	260,500	3,923,130

		11,613,780

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computer Services — 0.3%
DST Systems, Inc.†#	88,100	$3,742,488
SRA International, Inc.†	95,800	1,729,190

		5,471,678

Computers — 0.2%
Palm, Inc.†#	359,100	3,917,781

Computers - Integrated Systems — 0.9%
Diebold, Inc.	148,600	3,735,804
Jack Henry & Associates, Inc.#	188,800	4,314,080
MICROS Systems, Inc.†	179,300	5,031,158
NCR Corp.†	356,300	3,352,783

		16,433,825

Computers - Memory Devices — 0.0%
Imation Corp.†#	67,400	591,098

Consulting Services — 1.2%
FTI Consulting, Inc.†#	116,000	5,366,160
Gartner, Inc.†	134,000	2,535,280
Navigant Consulting, Inc.†	108,600	1,438,950
SAIC, Inc.†	470,400	8,382,528
The Corporate Executive Board Co.	76,500	1,603,440
Watson Wyatt Worldwide, Inc., Class A#	95,700	3,956,238

		23,282,596

Consumer Products - Misc. — 0.7%
American Greetings Corp., Class A	88,400	1,829,880
Blyth, Inc.	13,400	435,902
The Scotts Miracle - Gro Co., Class A	100,200	4,000,986
Tupperware Brands Corp.	141,200	6,572,860

		12,839,628

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	76,700	4,284,462

Containers - Paper/Plastic — 0.8%
Packaging Corp. of America	230,800	4,597,536
Sonoco Products Co.	224,000	6,312,320
Temple - Inland, Inc.#	238,800	4,296,012

		15,205,868

Cosmetics & Toiletries — 0.3%
Alberto - Culver Co.	191,500	5,390,725

Data Processing/Management — 0.6%
Acxiom Corp.†#	176,900	2,041,426
Broadridge Financial Solutions, Inc.	312,300	6,864,354
Fair Isaac Corp.#	109,500	1,998,375

		10,904,155

Decision Support Software — 0.4%
MSCI, Inc., Class A†	224,500	6,840,515

Diagnostic Equipment — 0.4%
Affymetrix, Inc.†	158,300	750,342
Gen - Probe, Inc.†#	112,900	4,706,801
Immucor, Inc.†	158,000	2,915,100

		8,372,243

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†#	131,400	6,576,570

Direct Marketing — 0.0%
Harte - Hanks, Inc.#	85,500	821,655

Distribution/Wholesale — 1.2%
Fossil, Inc.†	107,600	3,319,460
Ingram Micro, Inc., Class A†	365,500	6,209,845

Security Description	Shares	Market Value (Note 2)

Distribution/Wholesale (continued)
LKQ Corp.†	315,600	$5,500,908
Owens & Minor, Inc.	93,700	3,634,623
Tech Data Corp.†#	112,700	4,745,797

		23,410,633

Diversified Manufacturing Operations — 2.0%
Carlisle Cos., Inc.	137,300	4,408,703
Crane Co.	104,900	2,931,955
Federal Signal Corp.	109,300	626,289
Harsco Corp.	180,100	5,588,503
Matthews International Corp., Class A#	68,000	2,355,520
Pentair, Inc.	220,400	6,634,040
SPX Corp.	110,000	5,861,900
Teleflex, Inc.	89,100	4,641,219
The Brink’s Co.	107,300	2,412,104
Trinity Industries, Inc.#	177,800	3,355,086

		38,815,319

E - Commerce/Services — 0.3%
NetFlix, Inc.†#	101,700	5,962,671

E - Marketing/Info — 0.2%
Digital River, Inc.†	86,500	2,182,395
ValueClick, Inc.†#	195,400	1,842,622

		4,025,017

Electric Products - Misc. — 0.5%
AMETEK, Inc.	241,100	8,814,616

Electric - Integrated — 3.6%
Alliant Energy Corp.	248,000	6,815,040
Black Hills Corp.#	87,100	2,052,947
Cleco Corp.	135,600	3,460,512
DPL, Inc.	260,000	6,983,600
Great Plains Energy, Inc.	303,100	5,395,180
Hawaiian Electric Industries, Inc.#	205,300	4,077,258
IDACORP, Inc.	105,900	3,131,463
MDU Resources Group, Inc.	412,700	9,327,020
NSTAR#	239,500	7,934,635
NV Energy, Inc.	526,000	6,122,640
OGE Energy Corp.	216,500	7,490,900
PNM Resources, Inc.	194,300	2,164,502
Westar Energy, Inc.#	244,100	5,026,019

		69,981,716

Electronic Components - Misc. — 0.4%
Gentex Corp.	308,800	5,132,256
Vishay Intertechnology, Inc.†	418,500	3,034,125

		8,166,381

Electronic Components - Semiconductors — 1.7%
Cree, Inc.†	225,900	10,804,797
Fairchild Semiconductor International, Inc.†	277,800	2,250,180
International Rectifier Corp.†	159,700	2,989,584
Intersil Corp., Class A	274,200	3,542,664
Rovi Corp.†	228,000	6,796,680
Semtech Corp.†#	137,800	2,207,556
Silicon Laboratories, Inc.†	100,600	4,248,338

		32,839,799

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	118,500	4,325,250

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	597,300	3,583,800
Mentor Graphics Corp.†	220,100	1,622,137

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Design Automation (continued)
Synopsys, Inc.†	326,800	$7,343,196

		12,549,133

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	89,700	5,452,863
National Instruments Corp.#	127,100	3,626,163
Trimble Navigation, Ltd.†	268,600	5,997,838

		15,076,864

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	268,200	7,048,296
Avnet, Inc.†	338,700	9,229,575

		16,277,871

Engineering/R&D Services — 1.4%
Aecom Technology Corp.†	247,300	6,281,420
KBR, Inc.	359,700	6,701,211
The Shaw Group, Inc.†	187,400	5,346,522
URS Corp.†	189,000	7,852,950

		26,182,103

Enterprise Software/Service — 0.8%
Advent Software, Inc.†	34,900	1,323,408
Informatica Corp.†	198,100	4,447,345
ManTech International Corp., Class A†	49,500	2,142,360
Sybase, Inc.†#	181,500	7,303,560

		15,216,673

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	67,700	1,674,898

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	173,000	7,352,500

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†#	215,200	3,970,440

Finance - Investment Banker/Broker — 0.6%
Jefferies Group, Inc.†	274,700	6,441,715
Raymond James Financial, Inc.	221,500	5,380,235

		11,821,950

Food - Baking — 0.2%
Flowers Foods, Inc.#	173,700	3,975,993

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	59,000	1,499,780

Food - Meat Products — 0.3%
Smithfield Foods, Inc.†#	315,800	4,888,584

Food - Misc. — 0.7%
Corn Products International, Inc.	167,400	4,693,896
Lancaster Colony Corp.	43,501	2,075,868
Ralcorp Holdings, Inc.†	126,900	7,350,048

		14,119,812

Food - Retail — 0.1%
Ruddick Corp.#	91,400	2,433,068

Footwear & Related Apparel — 0.1%
The Timberland Co., Class A†	100,600	1,680,020

Funeral Services & Related Items — 0.2%
Service Corp. International	562,800	4,344,816

Gas - Distribution — 2.4%
AGL Resources, Inc.	173,300	5,987,515
Atmos Energy Corp.	206,900	5,666,991
Energen Corp.	160,800	6,994,800

Security Description	Shares	Market Value (Note 2)

Gas - Distribution (continued)
National Fuel Gas Co.	179,900	$8,424,717
Southern Union Co.	278,100	5,762,232
UGI Corp.	243,100	5,707,988
Vectren Corp.	181,800	4,270,482
WGL Holdings, Inc.#	112,400	3,538,352

		46,353,077

Golf — 0.1%
Callaway Golf Co.#	144,600	1,036,782

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	51,100	2,734,872

Hospital Beds/Equipment — 0.4%
Hill - Rom Holdings, Inc.	140,400	3,114,072
Kinetic Concepts, Inc.†#	138,600	4,672,206

		7,786,278

Human Resources — 1.1%
Hewitt Associates, Inc., Class A†	185,700	7,461,426
Kelly Services, Inc., Class A†	59,500	624,155
Korn/Ferry International†	102,400	1,660,928
Manpower, Inc.	175,700	8,654,982
MPS Group, Inc.†	208,800	2,850,120

		21,251,611

Industrial Automated/Robotic — 0.2%
Nordson Corp.#	75,300	4,036,833

Instruments - Controls — 0.5%
Mettler - Toledo International, Inc.†	75,600	7,520,688
Woodward Governor Co.	126,400	2,940,064

		10,460,752

Instruments - Scientific — 0.2%
Varian, Inc.†	64,800	3,317,112

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	226,900	5,082,560
Brown & Brown, Inc.	263,300	4,699,905

		9,782,465

Insurance - Life/Health — 0.4%
Protective Life Corp.	191,900	3,174,026
StanCorp Financial Group, Inc.	110,200	4,089,522

		7,263,548

Insurance - Multi - line — 0.7%
American Financial Group, Inc.	176,900	4,291,594
Horace Mann Educators Corp.	87,800	1,055,356
Old Republic International Corp.#	539,400	5,739,216
Unitrin, Inc.	111,900	2,496,489

		13,582,655

Insurance - Property/Casualty — 1.9%
Fidelity National Financial, Inc., Class A	517,100	7,182,519
First American Corp.	224,800	7,130,656
The Hanover Insurance Group, Inc.	114,000	4,745,820
HCC Insurance Holdings, Inc.	251,800	6,579,534
Mercury General Corp.	79,800	2,947,812
WR Berkley Corp.	301,500	7,450,065

		36,036,406

Insurance - Reinsurance — 1.0%
Everest Re Group, Ltd.	136,400	11,609,004
Reinsurance Group of America, Inc.	163,200	7,588,800

		19,197,804

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	99,400	$2,483,012

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	176,500	8,300,795

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	101,800	4,144,278

Investment Companies — 0.2%
Apollo Investment Corp.	367,000	3,530,540

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†#	93,400	6,090,614
Eaton Vance Corp.#	263,400	7,938,876
Waddell & Reed Financial, Inc., Class A	192,500	5,607,525

		19,637,015

Leisure Products — 0.2%
WMS Industries, Inc.†#	118,500	4,607,280

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	182,300	4,101,750
Lincoln Electric Holdings, Inc.	95,300	4,896,514

		8,998,264

Machinery - Construction & Mining — 1.3%
Bucyrus International, Inc.	168,500	8,726,615
Joy Global, Inc.	229,400	12,282,076
Terex Corp.†#	242,100	4,558,743

		25,567,434

Machinery - Farming — 0.3%
AGCO Corp.†	207,300	6,283,263

Machinery - General Industrial — 1.0%
IDEX Corp.	181,000	5,363,030
Roper Industries, Inc.	203,600	10,595,344
Wabtec Corp.	106,600	4,104,100

		20,062,474

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†#	132,500	3,525,825

Machinery - Pumps — 0.2%
Graco, Inc.	134,400	3,786,048

Medical Information Systems — 0.6%
Cerner Corp.†	150,800	11,353,732

Medical Instruments — 1.5%
Beckman Coulter, Inc.	153,700	9,984,352
Edwards Lifesciences Corp.†#	126,500	10,408,420
Techne Corp.	83,500	5,667,980
Thoratec Corp.†	126,900	3,780,351

		29,841,103

Medical Labs & Testing Services — 0.4%
Covance, Inc.†#	143,400	7,615,974

Medical Products — 0.5%
Henry Schein, Inc.†#	202,200	10,041,252

Medical Sterilization Products — 0.2%
STERIS Corp.#	131,400	4,245,534

Medical - Biomedical/Gene — 1.7%
Bio - Rad Laboratories, Inc., Class A†	43,000	4,157,670
Charles River Laboratories International, Inc.†	147,700	4,748,555
OSI Pharmaceuticals, Inc.†#	130,100	4,333,631

Security Description	Shares	Market Value (Note 2)

Medical - Biomedical/Gene (continued)
United Therapeutics Corp.†#	104,800	$4,777,832
Vertex Pharmaceuticals, Inc.†#	405,100	15,725,982

		33,743,670

Medical - Drugs — 0.7%
Endo Pharmaceuticals Holdings, Inc.†	262,700	5,787,281
Medicis Pharmaceutical Corp., Class A	128,800	3,038,392
Valeant Pharmaceuticals International†#	151,200	4,942,728

		13,768,401

Medical - Generic Drugs — 0.4%
Perrigo Co.#	177,900	7,140,906

Medical - HMO — 0.4%
Health Net, Inc.†	232,900	4,942,138
WellCare Health Plans, Inc.†#	94,600	3,120,854

		8,062,992

Medical - Hospitals — 1.0%
Community Health Systems, Inc.†	207,900	6,343,029
Health Management Associates, Inc., Class A†	553,000	3,389,890
LifePoint Hospitals, Inc.†#	122,800	3,564,884
Universal Health Services, Inc., Class B	110,100	6,153,489

		19,451,292

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.†	87,500	1,300,250

Medical - Outpatient/Home Medical — 0.3%
Lincare Holdings, Inc.†#	152,100	5,402,592

Metal Processors & Fabrication — 0.5%
Commercial Metals Co.	252,300	4,011,570
Timken Co.	178,000	4,391,260
Worthington Industries, Inc.#	136,500	1,598,415

		10,001,245

Metal - Iron — 0.7%
Cliffs Natural Resources, Inc.	293,700	12,940,422

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	151,800	5,483,016

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	169,100	5,659,777

Multimedia — 0.4%
FactSet Research Systems, Inc.	94,100	6,808,135

Networking Products — 0.5%
3Com Corp.†	876,800	6,462,016
Polycom, Inc.†	188,500	4,064,060

		10,526,076

Non - Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.†	179,600	5,828,020

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	125,300	1,903,307
HNI Corp.#	100,900	2,549,743

		4,453,050

Oil & Gas Drilling — 1.5%
Helmerich & Payne, Inc.#	236,400	8,876,820
Patterson - UTI Energy, Inc.#	344,400	5,300,316
Pride International, Inc.†#	389,200	12,310,396
Unit Corp.†	90,600	3,407,466

		29,894,998

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.7%
Bill Barrett Corp.†	86,600	$2,472,430
Cimarex Energy Co.	187,000	8,759,080
Comstock Resources, Inc.†	104,500	3,880,085
Encore Acquisition Co.†	124,500	5,604,990
Forest Oil Corp.†#	251,700	4,611,144
Mariner Energy, Inc.†	228,300	2,856,033
Newfield Exploration Co.†	297,400	12,574,072
Plains Exploration & Production Co.†	312,200	8,494,962
Quicksilver Resources, Inc.†#	265,600	3,535,136

		52,787,932

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	234,700	2,706,091

Oil - Field Services — 0.8%
Exterran Holdings, Inc.†#	140,100	2,935,095
Helix Energy Solutions Group, Inc.†	204,100	2,400,216
Oceaneering International, Inc.†#	123,000	6,719,490
Superior Energy Services, Inc.†	175,300	3,705,842

		15,760,643

Patient Monitoring Equipment — 0.2%
Masimo Corp.†#	116,300	3,065,668

Pharmacy Services — 0.3%
Omnicare, Inc.	267,600	6,202,968

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions, Inc.†#	126,100	2,794,376

Pipelines — 0.5%
Oneok, Inc.	236,300	9,456,726

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	126,500	5,744,365

Private Corrections — 0.3%
Corrections Corp. of America†	258,300	6,454,917

Protection/Safety — 0.2%
Brink’s Home Security Holdings, Inc.†	102,600	3,357,072

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	96,000	3,595,200
Scholastic Corp.#	57,100	1,439,491

		5,034,691

Racetracks — 0.1%
International Speedway Corp., Class A	68,800	1,855,536

Real Estate Investment Trusts — 6.7%
Alexandria Real Estate Equities, Inc.#	97,400	5,490,438
AMB Property Corp.#	327,900	7,722,045
BRE Properties, Inc.#	118,400	3,709,472
Camden Property Trust	143,800	5,572,250
Corporate Office Properties Trust#	130,100	4,448,119
Cousins Properties, Inc.	223,190	1,606,968
Duke Realty Corp.#	502,200	5,629,662
Equity One, Inc.#	73,500	1,187,025
Essex Property Trust, Inc.#	63,200	5,040,200
Federal Realty Investment Trust	137,200	8,824,704
Highwoods Properties, Inc.	158,900	4,863,929
Hospitality Properties Trust	273,800	5,314,458
Liberty Property Trust	250,300	7,418,892
Mack - Cali Realty Corp.	175,600	5,389,164
Nationwide Health Properties, Inc.	251,600	8,556,916
Omega Healthcare Investors, Inc.	186,700	3,377,403
Potlatch Corp.#	89,100	2,623,104
Rayonier, Inc.	177,500	7,053,850

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Realty Income Corp.#	233,800	$5,912,802
Regency Centers Corp.#	180,000	6,024,600
SL Green Realty Corp.#	172,300	7,653,566
The Macerich Co.#	208,100	6,193,056
UDR, Inc.#	337,600	5,053,872
Weingarten Realty Investors.	233,700	4,536,117

		129,202,612

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.#	93,700	4,766,519

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	92,500	2,090,500

Rental Auto/Equipment — 0.4%
Aaron’s Inc.#	121,600	3,048,512
Rent - A - Center, Inc.†	148,100	2,619,889
United Rentals, Inc.†	134,800	1,242,856

		6,911,257

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	264,900	5,679,456

Respiratory Products — 0.4%
ResMed, Inc.†#	169,400	8,515,738

Retail - Apparel/Shoe — 3.2%
Aeropostale, Inc.†#	150,600	4,743,900
American Eagle Outfitters, Inc.	465,000	7,151,700
AnnTaylor Stores Corp.†#	131,700	1,841,166
Chico’s FAS, Inc.†	398,800	5,611,116
Collective Brands, Inc.†	143,600	2,777,224
Foot Locker, Inc.	350,700	3,328,143
Guess?, Inc.	130,100	4,820,205
J Crew Group, Inc.†	124,800	5,340,192
Phillips - Van Heusen Corp.	115,800	4,632,000
Ross Stores, Inc.	280,500	12,336,390
Urban Outfitters, Inc.†	290,600	9,194,584

		61,776,620

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	214,000	8,410,200

Retail - Automobile — 0.8%
CarMax, Inc.†#	493,900	9,818,732
Copart, Inc.†	150,900	4,892,178

		14,710,910

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.#	88,500	2,065,590

Retail - Catalog Shopping — 0.3%
Coldwater Creek, Inc.†#	129,200	547,808
MSC Industrial Direct Co., Inc., Class A	98,300	4,511,970

		5,059,778

Retail - Discount — 0.8%
99 Cents Only Stores†#	101,300	1,217,626
BJ’s Wholesale Club, Inc.†#	124,500	4,321,395
Dollar Tree, Inc.†	200,400	9,813,588

		15,352,609

Retail - Hair Salons — 0.1%
Regis Corp.	128,000	2,004,480

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.	237,100	4,817,872

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Major Department Stores — 0.1%
Saks, Inc.†#	357,500	$2,184,325

Retail - Pet Food & Supplies — 0.4%
PetSmart, Inc.	280,300	7,214,922

Retail - Restaurants — 1.1%
Bob Evans Farms, Inc.	69,500	1,755,570
Brinker International, Inc.	229,000	3,160,200
Chipotle Mexican Grill, Inc., Class A†#	70,900	5,916,605
Panera Bread Co., Class A†	70,000	4,407,200
The Cheesecake Factory, Inc.†#	134,900	2,540,167
Wendy’s/Arby’s Group, Inc., Class A	823,600	3,376,760

		21,156,502

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	196,900	4,087,644

Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.#	182,800	1,897,464
First Niagara Financial Group, Inc.	412,900	5,446,151
New York Community Bancorp, Inc.#	784,700	9,173,143
NewAlliance Bancshares, Inc.#	239,400	2,820,132
Washington Federal, Inc.	244,500	4,657,725

		23,994,615

Schools — 1.0%
Career Education Corp.†#	154,700	4,026,841
Corinthian Colleges, Inc.†#	195,300	2,894,346
ITT Educational Services, Inc.†#	71,000	6,459,580
Strayer Education, Inc.#	31,400	6,201,500

		19,582,267

Semiconductor Components - Integrated Circuits — 0.3%
Atmel Corp.†	1,011,500	4,015,655
Integrated Device Technology, Inc.†	371,200	2,100,992

		6,116,647

Semiconductor Equipment — 0.5%
Lam Research Corp.†#	283,900	9,649,761

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.#	157,600	9,304,704

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.#	44,800	3,433,472

Steel - Producers — 0.8%
Carpenter Technology Corp.	98,700	2,287,866
Reliance Steel & Aluminum Co.	143,300	5,858,104
Steel Dynamics, Inc.	482,400	8,162,208

		16,308,178

Telecom Services — 0.2%
NeuStar, Inc., Class A†#	166,700	3,900,780

Telecommunication Equipment — 0.6%
ADC Telecommunications, Inc.†#	216,600	1,327,758
Adtran, Inc.#	125,300	2,647,589
CommScope, Inc.†	209,900	5,274,787
Plantronics, Inc.#	109,600	2,537,240

		11,787,374

Telephone - Integrated — 0.4%
Cincinnati Bell, Inc.†#	475,200	1,416,096
Telephone and Data Systems, Inc.	212,800	6,488,272

		7,904,368

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	125,800	$5,167,864

Tobacco — 0.1%
Universal Corp.#	55,600	2,385,796

Toys — 0.3%
Marvel Entertainment, Inc.†	109,100	5,678,655

Transactional Software — 0.3%
ACI Worldwide, Inc†	76,300	1,257,424
Solera Holdings, Inc.	156,000	5,453,760

		6,711,184

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	103,100	2,976,497

Transport - Marine — 0.7%
Alexander & Baldwin, Inc.	92,000	2,810,600
Kirby Corp.†	120,600	4,022,010
Overseas Shipholding Group, Inc.#	52,400	2,007,444
Tidewater, Inc.#	115,900	5,209,705

		14,049,759

Transport - Rail — 0.3%
Kansas City Southern†	212,700	6,089,601

Transport - Truck — 0.8%
Con - way, Inc.	109,900	3,329,970
J.B. Hunt Transport Services, Inc.	196,200	6,250,932
Landstar System, Inc.	115,000	4,291,800
Werner Enterprises, Inc.#	98,100	1,830,546

		15,703,248

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	190,400	4,316,368

Vitamins & Nutrition Products — 0.3%
NBTY, Inc.†	138,700	5,567,418

Water — 0.3%
Aqua America, Inc.#	304,700	4,972,704

Web Hosting/Design — 0.4%
Equinix, Inc.†#	86,600	8,330,054

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†#	598,900	2,587,248

X-Ray Equipment — 0.4%
Hologic, Inc.†	575,400	8,326,038

Total Long-Term Investment Securities
(cost $2,162,584,843)		1,911,656,595

SHORT-TERM INVESTMENT SECURITIES — 17.1%
Collective Investment Pool — 16.1%
Securities Lending Quality Trust(1)(4)	313,194,126	311,424,860

Commercial Paper — 0.9%
Erste Finance LLC 0.14% due 12/01/09	$17,000,000	17,000,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.08% due 02/18/10(3)	2,000,000	1,999,890
0.09% due 03/18/10(3)	700,000	699,861

		2,699,751

Total Short-Term Investment Securities
(cost $332,893,619)		331,124,611

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,164,003 and collateralized by $3,135,000 of Federal Home Loan Bank Notes, bearing interest at 4.40% due 09/17/10 and having approximate value of $3,262,595 (cost $3,164,000)	$3,164,000	$3,164,000

TOTAL INVESTMENTS
(cost $2,948,642,462)(2)	116.1%	2,245,945,206
Liabilities in excess of other assets	(16.1)	(312,143,493)

NET ASSETS —	100.0%	$1,933,801,713

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
346	Long	S & P Midcap 400 E-mini Index	December 2009	$23,441,660	$23,666,400	$224,740

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$129,202,612	$–	$–	$129,202,612
Other Industries*	1,782,453,983	–	–	1,782,453,983
Short-Term Investment Securities:
Collective Investment Pool	–	311,424,860	–	311,424,860
Commercial Paper	–	17,000,000	–	17,000,000
U.S. Government Treasuries	2,699,751	–	–	2,699,751
Repurchase Agreement	–	3,164,000	–	3,164,000
Other Financial Instruments:+
Futures Contracts Appreciation	224,740	–	–	224,740

Total	$1,914,581,086	$331,588,860	$–	$2,246,169,946

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.0%
E-Commerce/Services	6.1
Oil Companies — Exploration & Production	6.1
Distribution/Wholesale	3.9
Medical Instruments	3.6
Electronic Components — Semiconductors	3.3
Investment Management/Advisor Services	2.9
Applications Software	2.7
Agricultural Chemicals	2.6
Internet Content — Information/News	2.4
Retail — Apparel/Shoe	2.3
Casino Hotels	2.3
Chemicals — Diversified	2.2
Transport — Services	2.2
Consulting Services	2.0
Medical Information Systems	2.0
Time Deposits	2.0
Computers — Integrated Systems	1.9
Metal — Iron	1.8
Diversified Manufacturing Operations	1.8
Computer Services	1.8
Transport — Rail	1.8
Building — Residential/Commercial	1.7
Coal	1.7
Schools	1.7
Decision Support Software	1.6
Building Products — Cement	1.4
Engineering/R&D Services	1.4
Commercial Services — Finance	1.4
Containers — Metal/Glass	1.4
Insurance — Multi-line	1.4
Apparel Manufacturers	1.3
Medical — Biomedical/Gene	1.3
Commercial Services	1.2
Finance — Credit Card	1.2
Finance — Investment Banker/Broker	1.1
Machinery — General Industrial	1.1
Diversified Operations	1.1
Diagnostic Equipment	1.1
Water Treatment Systems	1.1
Retail — Office Supplies	1.1
Internet Infrastructure Software	1.0
Auto/Truck Parts & Equipment — Original	1.0
Industrial Audio & Video Products	0.9
Semiconductor Equipment	0.9
Finance — Other Services	0.9
Semiconductor Components — Integrated Circuits	0.9
Vitamins & Nutrition Products	0.9
Diagnostic Kits	0.8
Computers — Memory Devices	0.8
Insurance — Life/Health	0.8
Computers	0.7
Computer Aided Design	0.7
Medical — Drugs	0.7
Machinery — Farming	0.7
Web Hosting/Design	0.7
Broadcast Services/Program	0.6
Advertising Services	0.6
Cellular Telecom	0.6
Pharmacy Services	0.6
Oil — Field Services	0.5
Energy — Alternate Sources	0.5
Retail — Major Department Stores	0.5
Paper & Related Products	0.4
Human Resources	0.4

117.1%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.1%
Advertising Services — 0.6%
Groupe Aeroplan, Inc.	158,014	$1,413,352

Agricultural Chemicals — 2.6%
Intrepid Potash, Inc.†#	202,099	6,151,894

Apparel Manufacturers — 1.3%
Coach, Inc.	91,500	3,179,625

Applications Software — 2.7%
Salesforce.com, Inc.†#	104,187	6,530,441

Auto/Truck Parts & Equipment - Original — 1.0%
ArvinMeritor, Inc.†#	286,900	2,326,759

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class C†	53,663	1,504,710

Building Products - Cement — 1.4%
Martin Marietta Materials, Inc.#	32,162	2,743,097
Texas Industries, Inc.	20,130	699,316

		3,442,413

Building - Residential/Commercial — 1.7%
Gafisa SA ADR#	59,240	1,996,388
NVR, Inc.†#	3,028	2,038,298

		4,034,686

Casino Hotels — 2.3%
Las Vegas Sands Corp.†#	109,259	1,673,848
Wynn Resorts, Ltd.#	57,778	3,728,992

		5,402,840

Cellular Telecom — 0.6%
Millicom International Cellular SA†	17,931	1,341,239

Chemicals - Diversified — 2.2%
Celanese Corp., Class A	122,000	3,630,720
Rockwood Holdings, Inc.†	74,460	1,676,095

		5,306,815

Coal — 1.7%
Alpha Natural Resources, Inc.†#	51,600	1,909,200
CONSOL Energy, Inc.#	45,100	2,070,992

		3,980,192

Commercial Services — 1.2%
Intertek Group PLC	153,956	2,948,097

Commercial Services - Finance — 1.4%
Moody’s Corp.#	33,217	771,631
Morningstar, Inc.†	55,543	2,574,973

		3,346,604

Computer Aided Design — 0.7%
Autodesk, Inc.†	73,406	1,721,371

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A†	56,000	2,460,080
IHS, Inc., Class A†	35,847	1,802,387

		4,262,467

Computers — 0.7%
Palm, Inc.†#	158,597	1,730,293

Computers - Integrated Systems — 1.9%
Brocade Communications Systems, Inc.†#	159,900	1,133,691
Teradata Corp.†	117,381	3,439,263

		4,572,954

Security Description	Shares	Market Value (Note 2)

Computers - Memory Devices — 0.8%
NetApp, Inc.†#	62,500	$1,926,250

Consulting Services — 2.0%
The Corporate Executive Board Co.	45,528	954,267
Verisk Analytics, Inc., Class A†	144,843	3,897,725

		4,851,992

Containers - Metal/Glass — 1.4%
Owens - Illinois, Inc.†	105,300	3,292,731

Decision Support Software — 1.6%
MSCI, Inc., Class A†	126,532	3,855,430

Diagnostic Equipment — 1.1%
Gen - Probe, Inc.†#	62,332	2,598,621

Diagnostic Kits — 0.8%
Inverness Medical Innovations, Inc.†	45,900	1,930,095

Distribution/Wholesale — 3.9%
Fastenal Co.#	65,100	2,413,908
Fossil, Inc.†	76,200	2,350,770
Li & Fung, Ltd.	1,154,000	4,638,306

		9,402,984

Diversified Manufacturing Operations — 1.8%
Cooper Industries PLC, Class A	101,700	4,341,573

Diversified Operations — 1.1%
Leucadia National Corp.†	122,405	2,634,156

E - Commerce/Services — 6.1%
Alibaba.com, Ltd.	1,139,600	2,599,742
Ctrip.com International, Ltd. ADR†	74,174	5,440,663
NetFlix, Inc.†#	19,298	1,131,442
priceline.com, Inc.†#	24,853	5,321,524

		14,493,371

Electronic Components - Semiconductors — 3.3%
Cree, Inc.†#	55,200	2,640,216
ON Semiconductor Corp.†	204,400	1,586,144
Rovi Corp.†	39,369	1,173,590
Silicon Laboratories, Inc.†#	59,600	2,516,908

		7,916,858

Energy - Alternate Sources — 0.5%
Covanta Holding Corp.†#	71,727	1,224,380

Engineering/R&D Services — 1.4%
McDermott International, Inc.†	163,000	3,413,220

Finance - Credit Card — 1.2%
Redecard SA	182,397	2,784,528

Finance - Investment Banker/Broker — 1.1%
Greenhill & Co., Inc.#	32,856	2,682,692

Finance - Other Services — 0.9%
IntercontinentalExchange, Inc.†	20,459	2,184,817

Human Resources — 0.4%
Monster Worldwide, Inc.†#	64,293	939,321

Industrial Audio & Video Products — 0.9%
Dolby Laboratories, Inc., Class A†	49,900	2,231,528

Insurance - Life/Health — 0.8%
Principal Financial Group, Inc.#	74,000	1,878,860

Insurance - Multi - line — 1.4%
Genworth Financial, Inc., Class A†#	298,800	3,218,076

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Content - Information/News — 2.4%
Archipelago Learning, Inc.†	3,259	$60,291
Baidu, Inc. ADR†	12,808	5,555,342

		5,615,633

Internet Infrastructure Software — 1.0%
Akamai Technologies, Inc.†#	103,248	2,477,952

Investment Management/Advisor Services — 2.9%
Affiliated Managers Group, Inc.†#	35,500	2,314,955
Calamos Asset Management, Inc., Class A	72,715	764,234
Janus Capital Group, Inc.#	150,500	1,970,045
T. Rowe Price Group, Inc.	38,004	1,859,536

		6,908,770

Machinery - Farming — 0.7%
AGCO Corp.†#	53,900	1,633,709

Machinery - General Industrial — 1.1%
The Manitowoc Co., Inc.	268,900	2,640,598

Medical Information Systems — 2.0%
Allscripts - Misys Healthcare Solutions, Inc.†#	138,000	2,649,600
Cerner Corp.†	29,100	2,190,939

		4,840,539

Medical Instruments — 3.6%
Intuitive Surgical, Inc.†#	19,891	5,580,221
Techne Corp.	42,791	2,904,653

		8,484,874

Medical - Biomedical/Gene — 1.3%
Illumina, Inc.†#	106,414	3,077,493

Medical - Drugs — 0.7%
Allergan, Inc.	28,259	1,642,696

Metal - Iron — 1.8%
Cliffs Natural Resources, Inc.#	99,800	4,397,188

Oil Companies - Exploration & Production — 6.1%
Arena Resources, Inc.†#	64,000	2,616,960
EXCO Resources, Inc.	133,600	2,260,512
PetroHawk Energy Corp.†	43,125	963,412
Range Resources Corp.	74,712	3,521,177
Ultra Petroleum Corp.†	107,832	5,067,026

		14,429,087

Oil - Field Services — 0.5%
Key Energy Services, Inc.†#	162,700	1,239,774

Paper & Related Products — 0.4%
Schweitzer - Mauduit International, Inc.	17,300	1,064,988

Pharmacy Services — 0.6%
Ironwood Pharmaceutical(1)(2)(3)	59,853	1,316,766

Retail - Apparel/Shoe — 2.3%
American Eagle Outfitters, Inc.	117,800	1,811,764
Guess?, Inc.#	65,400	2,423,070
Urban Outfitters, Inc.†#	43,000	1,360,520

		5,595,354

Retail - Major Department Stores — 0.5%
Sears Holdings Corp.†#	15,728	1,115,902

Retail - Office Supplies — 1.1%
Office Depot, Inc.†#	407,700	2,503,278

Schools — 1.7%
New Oriental Education & Technology Group, Inc. ADR†#	29,137	2,077,759
Strayer Education, Inc.#	9,413	1,859,068

		3,936,827

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.9%
Marvell Technology Group, Ltd.†	140,300	$2,163,426

Semiconductor Equipment — 0.9%
Teradyne, Inc.†#	251,400	2,227,404

Transport - Rail — 1.8%
Kansas City Southern†#	148,300	4,245,829

Transport - Services — 2.2%
C.H. Robinson Worldwide, Inc.	42,588	2,373,855
Expeditors International of Washington, Inc.	88,354	2,821,143

		5,194,998

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co., Class A#	49,124	2,155,070

Water Treatment Systems — 1.1%
Nalco Holding Co.	104,578	2,557,978

Web Hosting/Design — 0.7%
Equinix, Inc.†#	16,562	1,593,099

Total Long-Term Investment Securities
(cost $233,891,283)		234,057,467

SHORT-TERM INVESTMENT SECURITIES — 19.0%
Collective Investment Pool — 17.0%
Securities Lending Quality Trust(4)(6)	40,873,151	40,642,255

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$4,672,000	4,672,000

Total Short-Term Investment Securities
(cost $45,545,151)		45,314,255

TOTAL INVESTMENTS
(cost $279,436,434)(5)	117.1%	279,371,722
Liabilities in excess of other assets	(17.1)	(40,747,867)

NET ASSETS —	100.0%	$238,623,855

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Market Value	Market Value Per Share	% of Net Assets
Ironwood Pharmaceutical, Inc.	09/11/08	59,853	$718,236	$1,316,766	$22.00	0.55%

(3)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $1,316,766 representing 0.6% of net assets.

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	At November 30, 2009, the Fund had loaned securities with a total value of $40,272,812. This was secured by collateral of $40,873,151, which was received in cash and subsequently invested in short-term investments currently valued at $40,642,255 as reported in the Portfolio of Investments. The remaining collateral of $594,030 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s net assets.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date
United States Treasury Notes	3.50%	02/15/18
United States Treasury Bonds	8.75%	05/15/17

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$14,493,371	$–	$–	$14,493,371
Oil Companies — Exploration & Production	14,429,087	–	–	14,429,087
Other Industries*	203,818,243	–	1,316,766	205,135,009
Short-Term Investment Securities:
Collective Investment Pool	–	40,642,255	–	40,642,255
Time Deposit	–	4,672,000	–	4,672,000

Total	$232,740,701	$45,314,255	$1,316,766	$279,371,722

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$718,236
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	598,530
Net purchases (sales)	–
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$1,316,766

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

U.S. Government Agencies	56.3%
Repurchase Agreement	12.9
Foreign Bank	9.6
Super - Regional Banks — US	8.0
Finance	5.0
Diversified Financial Services	4.4
U.S. Government Treasuries	1.7
Commercial Banks — Canadian	1.7
Money Center Banks	0.4

100.0%

Weighted Average Days to Maturity	65.1

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 87.1%
Certificates of Deposit — 9.7%
Barclays Bank PLC 0.64% due 12/07/09(1)	$16,850,000	$16,850,000
Barclays Bank PLC 0.82% due 01/08/10	3,700,000	3,702,262
Calyon 0.39% due 12/15/09(1)	1,400,000	1,399,531
Calyon 0.39% due 01/04/10(1)	4,600,000	4,599,723
Calyon 1.33% due 01/19/10(1)	7,500,000	7,500,391
Deutsche Bank AG 0.65% due 10/05/10	8,500,000	8,500,000
Royal Bank of Canada 0.29% due 03/22/10(1)	8,750,000	8,750,000

Total Certificates of Deposit
(amortized cost $51,301,907)		51,301,907

Commercial Paper — 1.6%
Deutsche Bank Financial LLC 0.10% due 12/01/09
(amortized cost $8,500,000)	8,500,000	8,500,000

U.S. Corporate Bonds & Notes — 17.8%
Bank of America Corp. Senior Notes 0.39% due 02/22/10(1)	15,500,000	15,491,652
Bank of America NA Senior Notes 0.87% due 02/12/10(1)	10,000,000	10,025,288
Citigroup, Inc. Senior Notes 0.42% due 02/18/10(1)	350,000	348,431
Citigroup Funding, Inc. Company Guar. Notes 1.33% due 02/08/10(1)	23,192,000	23,167,338
General Electric Capital Corp. Senior Notes 0.31% due 01/04/10(1)	3,500,000	3,499,882
General Electric Capital Corp. Senior Notes 0.33% due 12/14/09(1)	4,470,000	4,470,868
General Electric Capital Corp. Senior Notes 0.35% due 01/20/10(1)	4,200,000	4,200,704
General Electric Capital Corp. Senior Notes 0.40% due 12/14/09(1)	6,850,000	6,850,000
General Electric Capital Corp. FDIC Guar. Notes 0.94% due 12/09/09(1)	7,300,000	7,362,905
JPMorgan Chase & Co. FDIC Guar. Notes 0.35% due 02/23/10(1)	2,000,000	2,000,000
Wachovia Bank NA Senior Notes 0.42% due 12/02/09(1)	8,500,000	8,494,900
Wachovia Corp. Senior Notes 0.51% due 12/01/09(1)	8,500,000	8,498,050

Total U.S. Corporate Bonds & Notes
(amortized cost $94,410,018)		94,410,018

Security Description	Principal Amount	Market Value (Note 2)

U.S. Government Agencies — 56.3%
Federal Farm Credit Bank
0.23% due 12/27/09(1)	$8,000,000	$7,999,104
0.66% due 12/01/09(1)	7,800,000	7,800,000
5.32% due 05/11/10	220,000	224,622
Federal Home Loan Bank
0.18% due 01/13/10(1)	16,900,000	16,897,503
0.22% due 12/21/09(1)	16,000,000	16,000,000
0.23% due 01/08/10(1)	17,000,000	17,000,714
0.35% due 04/13/10(1)	8,550,000	8,550,000
0.50% due 10/19/10	16,900,000	16,897,644
0.90% due 04/07/10	11,000,000	10,998,070
1.00% due 01/19/10	1,200,000	1,198,367
1.00% due 02/12/10	14,000,000	13,971,611
1.02% due 02/26/10	9,500,000	9,498,093
1.05% due 02/23/10	7,700,000	7,698,199
1.05% due 03/05/10	7,600,000	7,598,790
3.38% due 08/13/10	670,000	681,811
4.50% due 06/22/10	650,000	663,793
Federal Home Loan Mtg. Corp.
0.08% due 03/17/10	8,800,000	8,797,927
0.14% due 02/04/10(1)	10,000,000	10,000,000
0.15% due 03/09/10	9,000,000	8,996,325
0.18% due 01/12/10(1)	6,000,000	5,999,936
0.21% due 04/26/10	8,700,000	8,692,590
0.22% due 04/26/10	8,700,000	8,692,238
0.24% due 12/22/09	9,000,000	8,998,740
0.24% due 04/26/10	8,500,000	8,491,727
0.28% due 12/14/09	8,000,000	7,999,191
0.33% due 01/07/10(1)	8,000,000	7,998,922
2.38% due 05/28/10	250,000	252,162
4.00% due 12/15/09	105,000	105,149
4.88% due 08/16/10	255,000	262,240
5.00% due 09/01/10	510,000	525,650
Federal National Mtg. Assoc.
0.07% due 02/17/10	16,900,000	16,897,620
0.17% due 01/13/10(1)	19,000,000	18,999,724
0.22% due 02/12/10(1)	7,600,000	7,603,956
0.23% due 02/05/10(1)	7,700,000	7,699,383
0.31% due 01/11/10	9,000,000	8,996,822
0.33% due 02/01/10	8,000,000	7,995,453
2.38% due 05/20/10	210,000	211,754
4.63% due 06/01/10	260,000	265,184
4.75% due 03/12/10	23,000	23,278

Total U.S. Government Agencies
(amortized cost $298,184,292)		298,184,292

U.S. Government Treasuries — 1.7%
United States Treasury Notes 3.25% due 12/31/09 (amortized cost $9,023,388)	9,000,000	9,023,388

Total Short-Term Investment Securities — 87.1%
(amortized cost $461,419,605)		461,419,605

REPURCHASE AGREEMENT — 12.9%
UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $68,470,000)	68,470,000	68,470,000

TOTAL INVESTMENTS
(amortized cost $529,889,605)(3)	100.0%	529,889,605
Liabilities in excess of other assets	0.0	(216,931)

NET ASSETS —	100.0%	$529,672,674

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009; maturity date reflects the next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$–	$51,301,907	$–	$51,301,907
Commercial Paper	–	8,500,000	–	8,500,000
U.S. Corporate Bonds & Notes	–	94,410,018	–	94,410,018
U.S. Government Agencies	–	298,184,292	–	298,184,292
U.S. Government Treasuries	–	9,023,388	–	9,023,388
Repurchase Agreement	–	68,470,000	–	68,470,000

Total	$–	$529,889,605	$–	$529,889,605

See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Computers	17.2%
Medical — Biomedical/Gene	8.5
Collective Investment Pool	7.4
Applications Software	6.9
Web Portals/ISP	5.6
Wireless Equipment	5.3
Electronic Components — Semiconductors	4.5
Repurchase Agreements	3.6
Enterprise Software/Service	3.4
E-Commerce/Services	2.9
Networking Products	2.8
Cable/Satellite TV	2.8
E-Commerce/Products	2.3
Medical — Generic Drugs	2.3
Commercial Paper	2.0
Commercial Services — Finance	1.5
Retail — Restaurants	1.3
Semiconductor Components — Integrated Circuits	1.3
Pharmacy Services	1.2
Semiconductor Equipment	1.1
Internet Security	1.1
Entertainment Software	1.1
Computers — Memory Devices	1.1
Electronic Forms	1.1
Computer Services	1.1
Multimedia	1.0
Transport — Services	0.9
Auto — Heavy Duty Trucks	0.9
Retail — Discount	0.8
Retail — Bedding	0.8
Cellular Telecom	0.7
U.S. Government Treasuries	0.7
Electronic Components — Misc.	0.7
Internet Content — Information/News	0.7
Retail — Office Supplies	0.7
Retail — Apparel/Shoe	0.6
Medical Instruments	0.6
Data Processing/Management	0.5
Schools	0.5
Energy — Alternate Sources	0.5
Retail — Major Department Stores	0.5
Casino Hotels	0.5
Dental Supplies & Equipment	0.5
Chemicals — Specialty	0.4
Therapeutics	0.4
Medical Information Systems	0.4
Computer Aided Design	0.3
Machinery — Construction & Mining	0.3
Retail — Auto Parts	0.3
Distribution/Wholesale	0.3
Linen Supply & Related Items	0.3
Hazardous Waste Disposal	0.3
Electronic Measurement Instruments	0.3
Medical Products	0.3
Transport — Truck	0.2
Medical — Drugs	0.2
Internet Infrastructure Software	0.2
Engineering/R&D Services	0.2
X-Ray Equipment	0.2
Steel — Producers	0.2
Beverages — Non-alcoholic	0.2
Airlines	0.2
Computers — Periphery Equipment	0.2
Broadcast Services/Program	0.2
Research & Development	0.1

107.2%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 93.5%
Airlines — 0.2%
Ryanair Holdings PLC ADR†	6,770	$177,442

Applications Software — 6.9%
Check Point Software Technologies, Ltd.†	12,005	379,238
Citrix Systems, Inc.†	12,662	483,435
Intuit, Inc.†	23,696	692,160
Microsoft Corp.	178,559	5,251,420

		6,806,253

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.#	23,712	879,241

Beverages - Non-alcoholic — 0.2%
Hansen Natural Corp.†	5,221	182,578

Broadcast Services/Program — 0.2%
Liberty Global, Inc., Class A†#	8,043	155,149

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	84,035	1,232,794
DIRECTV†#	41,434	1,310,557
DISH Network Corp., Class A	12,524	259,372

		2,802,723

Casino Hotels — 0.5%
Wynn Resorts, Ltd.#	7,814	504,316

Cellular Telecom — 0.7%
Millicom International Cellular SA†	6,113	457,252
NII Holdings, Inc.†	9,396	280,001

		737,253

Chemicals - Specialty — 0.4%
Sigma-Aldrich Corp.	6,812	363,352

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	20,662	897,764
Paychex, Inc.#	19,946	625,307

		1,523,071

Computer Aided Design — 0.3%
Autodesk, Inc.†	13,937	326,823

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	16,638	730,907
Infosys Technologies, Ltd. ADR	6,268	319,480

		1,050,387

Computers — 17.2%
Apple, Inc.†	72,750	14,543,452
Dell, Inc.†	41,855	590,993
Research In Motion, Ltd.†	33,059	1,913,786

		17,048,231

Computers - Memory Devices — 1.1%
NetApp, Inc.†	20,470	630,886
Seagate Technology	28,763	435,184

		1,066,070

Computers - Periphery Equipment — 0.2%
Logitech International SA†#	10,250	169,432

Data Processing/Management — 0.5%
Fiserv, Inc.†	11,244	519,922

Dental Supplies & Equipment — 0.5%
DENTSPLY International, Inc.	8,305	276,723
Patterson Cos., Inc.†	6,830	175,599

		452,322

Security Description	Shares	Market Value (Note 2)

Distribution/Wholesale — 0.3%
Fastenal Co.#	8,268	$306,577

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	16,693	2,268,746

E-Commerce/Services — 2.9%
eBay, Inc.†	56,058	1,371,739
Expedia, Inc.†	16,526	421,082
IAC/InterActive Corp.†#	7,950	154,628
Liberty Media Corp. — Interactive, Class A†	31,815	338,512
priceline.com, Inc.†#	2,604	557,568

		2,843,529

Electronic Components - Misc. — 0.7%
Flextronics International, Ltd.†	51,231	362,203
Garmin, Ltd.#	10,829	323,571

		685,774

Electronic Components - Semiconductors — 4.5%
Altera Corp.	24,091	506,634
Broadcom Corp., Class A†	23,156	676,155
Intel Corp.	114,135	2,191,392
Microchip Technology, Inc.#	8,856	232,470
NVIDIA Corp.†	31,321	409,052
Xilinx, Inc.	21,320	482,685

		4,498,388

Electronic Forms — 1.1%
Adobe Systems, Inc.†	29,958	1,050,927

Electronic Measurement Instruments — 0.3%
FLIR Systems, Inc.†#	9,230	264,901

Energy - Alternate Sources — 0.5%
First Solar, Inc.†#	4,316	514,079

Engineering/R&D Services — 0.2%
Foster Wheeler AG†	7,690	229,470

Enterprise Software/Service — 3.4%
CA, Inc.	29,293	647,375
Oracle Corp.	121,755	2,688,351

		3,335,726

Entertainment Software — 1.1%
Activision Blizzard, Inc.†	66,109	752,982
Electronic Arts, Inc.†	18,990	320,741

		1,073,723

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	5,203	284,760

Internet Content - Information/News — 0.7%
Baidu, Inc. ADR†	1,539	667,526

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†#	9,618	230,832

Internet Security — 1.1%
Symantec Corp.†	49,590	880,222
VeriSign, Inc.†#	10,588	237,595

		1,117,817

Linen Supply & Related Items — 0.3%
Cintas Corp.	10,673	299,805

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	5,846	312,995

Medical Information Systems — 0.4%
Cerner Corp.†#	4,700	353,863

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.6%
Intuitive Surgical, Inc.†#	2,207	$619,152

Medical Products — 0.3%
Henry Schein, Inc.†#	5,235	259,970

Medical - Biomedical/Gene — 8.5%
Amgen, Inc.†	27,558	1,552,893
Biogen Idec, Inc.†	18,283	858,204
Celgene Corp.†	26,477	1,468,150
Genzyme Corp.†	19,731	1,000,362
Gilead Sciences, Inc.†	51,850	2,387,692
Illumina, Inc.†#	7,095	205,187
Life Technologies Corp.†	10,391	517,264
Vertex Pharmaceuticals, Inc.†#	11,001	427,059

		8,416,811

Medical - Drugs — 0.2%
Cephalon, Inc.†#	4,233	232,603

Medical - Generic Drugs — 2.3%
Teva Pharmaceutical Industries, Ltd. ADR	42,944	2,267,014

Multimedia — 1.0%
News Corp., Class A	82,829	949,220

Networking Products — 2.8%
Cisco Systems, Inc.†	119,982	2,807,579

Pharmacy Services — 1.2%
Express Scripts, Inc.†	14,258	1,223,336

Research & Development — 0.1%
Pharmaceutical Product Development, Inc.	6,691	143,455

Retail - Apparel/Shoe — 0.6%
Ross Stores, Inc.	7,458	328,003
Urban Outfitters, Inc.†	9,690	306,591

		634,594

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†#	7,937	307,797

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	20,506	766,104

Retail - Discount — 0.8%
Costco Wholesale Corp.	13,337	799,020

Retail - Major Department Stores — 0.5%
Sears Holdings Corp.†#	7,235	513,323

Retail - Office Supplies — 0.7%
Staples, Inc.	28,251	658,813

Retail - Restaurants — 1.3%
Starbucks Corp.†	59,672	1,306,817

Schools — 0.5%
Apollo Group, Inc., Class A†	9,046	516,255

Semiconductor Components - Integrated Circuits — 1.3%
Linear Technology Corp.#	17,299	466,554
Marvell Technology Group, Ltd.†	34,400	530,448
Maxim Integrated Products, Inc.	17,538	308,669

		1,305,671

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	40,139	494,111
KLA-Tencor Corp.#	12,042	376,192
Lam Research Corp.†#	7,614	258,800

		1,129,103

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Steel - Producers — 0.2%
Steel Dynamics, Inc.	12,919	$218,589

Therapeutics — 0.4%
Warner Chilcott PLC†#	14,580	358,376

Transport - Services — 0.9%
C.H. Robinson Worldwide, Inc.	9,683	539,731
Expeditors International of Washington, Inc.	12,126	387,183

		926,914

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.	7,381	235,159

Web Portals/ISP — 5.6%
Google, Inc., Class A†	8,571	4,996,893
Yahoo!, Inc.†	39,280	588,022

		5,584,915

Wireless Equipment — 5.3%
QUALCOMM, Inc.	116,733	5,252,985

X-Ray Equipment — 0.2%
Hologic, Inc.†	15,711	227,338

Total Long-Term Investment Securities
(cost $74,186,432)		92,764,916

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Collective Investment Pool — 7.4%
Securities Lending Quality Trust (1)(4)	7,336,907	7,295,460

Commercial Paper — 2.0%
Erste Finance LLC 0.14% due 12/01/09	$2,000,000	2,000,000

U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.07% due 02/18/10(2)	700,000	699,962

Total Short-Term Investment Securities
(cost $10,036,792)		9,995,422

REPURCHASE AGREEMENT — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,606,003 and collateralized by $3,535,000 of Federal Home Loan Bank Notes, bearing interest at 4.38 % due 09/17/10 and having approximate value of $3,678,875 (cost $3,606,000)	3,606,000	3,606,000

TOTAL INVESTMENTS
(cost $87,829,224)(3)	107.2%	106,366,338
Liabilities in excess of other assets	(7.2)	(7,122,605)

NET ASSETS —	100.0%	$99,243,733

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At November 30, 2009, the Fund had loaned securities with a total value of $7,409,729. This was secured by collateral of $7,336,907, which was received in cash and subsequently invested in short-term investments currently valued at $7,295,460 as reported in the portfolio of investments. The remaining collateral of $257,167 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	2.00%	03/16/11
Federal Home Loan Bank	2.05%	08/10/12
Federal National Mtg. Corp.	1.88% to 2.38%	04/08/11 to 10/29/12
United States Treasury Bonds	2.65% to 8.75%	05/15/17 to 02/15/18

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
183	Long	Nasdaq 100 E-mini Index	December 2009	$6,215,202	$6,469,050	$253,848

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$6,806,253	$–	$–	$6,806,253
Computers	17,048,231	–	–	17,048,231
Medical — Biomedical/Gene	8,416,811	–	–	8,416,811
Web Portals/ISP	5,584,915	–	–	5,584,915
Wireless Equipment	5,252,985	–	–	5,252,985
Other Industries*	49,655,721	–	–	49,655,721
Short-Term Investment Securities:
Collective Investment Pool	–	7,295,460	–	7,295,460
Commercial Paper	–	2,000,000	–	2,000,000
U.S. Government Treasuries	699,962	–	–	699,962
Repurchase Agreement	–	3,606,000	–	3,606,000
Other Financial Instruments+
Future Contracts — Appreciation	253,848	–	–	253,848

Total	$93,718,726	$12,901,460	$–	$106,620,186

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Computers	15.1%
Applications Software	11.5
Electronic Components — Semiconductors	10.5
Collective Investment Pool	7.3
Web Portals/ISP	6.7
Wireless Equipment	6.6
Enterprise Software/Service	4.2
Computer Services	3.9
Computers — Memory Devices	3.8
Semiconductor Components — Integrated Circuits	3.4
Commercial Services — Finance	2.5
Networking Products	1.7
Internet Security	1.7
E-Commerce/Products	1.5
Time Deposits	1.5
Registered Investment Companies	1.5
Web Hosting/Design	1.4
Entertainment Software	1.4
Internet Application Software	1.3
Internet Content — Information/News	1.2
Commercial Services	1.2
Internet Infrastructure Software	1.2
Toys	1.2
Electronic Measurement Instruments	1.1
Computer Aided Design	1.1
Agricultural Chemicals	0.9
Consulting Services	0.8
Electronic Forms	0.8
Electronic Connectors	0.7
Computers — Integrated Systems	0.7
Retail — Drug Store	0.5
Telecom Equipment — Fiber Optics	0.5
Cellular Telecom	0.5
Computers — Periphery Equipment	0.5
Retail — Consumer Electronics	0.5
Multimedia	0.4
Internet Content — Entertainment	0.4
Electronic Components — Misc.	0.4
Power Converter/Supply Equipment	0.4
Transactional Software	0.4
Medical Instruments	0.4
Schools	0.4
Software Tools	0.3
Cable/Satellite TV	0.3
Decision Support Software	0.3
Human Resources	0.2
Energy — Alternate Sources	0.2
Medical Products	0.2
Finance — Investment Banker/Broker	0.2
E-Commerce/Services	0.2
Data Processing/Management	0.2
E-Services/Consulting	0.2
Audio/Video Products	0.2
Advertising Sales	0.2
Medical — HMO	0.1
Industrial Audio & Video Products	0.1
Electronic Design Automation	0.1
Index Fund	0.1
Medical — Wholesale Drug Distribution	0.1
Engineering/R&D Services	0.1
Auto/Truck Parts & Equipment — Original	0.1
Telecommunication Equipment	0.1
E-Marketing/Info	0.1
Telecom Services	0.1

107.4%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.7%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†#	84,600	$1,062,576

Agricultural Chemicals — 0.9%
Monsanto Co.	78,075	6,304,556

Applications Software — 11.5%
Intuit, Inc.†	114,800	3,353,308
Microsoft Corp.	2,086,819	61,373,347
Red Hat, Inc.†	233,887	6,244,783
Salesforce.com, Inc.†#	147,411	9,239,721

		80,211,159

Audio/Video Products — 0.2%
TiVo, Inc.†#	110,300	1,091,970

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	29,060	786,073

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc.	43,570	1,825,147

Cellular Telecom — 0.5%
MetroPCS Communications, Inc.†#	537,600	3,386,880

Commercial Services — 1.2%
Alliance Data Systems Corp.†#	101,020	6,161,210
Quanta Services, Inc.†	114,200	2,141,250

		8,302,460

Commercial Services - Finance — 2.5%
Automatic Data Processing, Inc.	89,665	3,895,944
Cielo SA	56,300	527,562
Riskmetrics Group, Inc.†#	16,800	250,824
The Western Union Co.	448,630	8,277,224
Visa, Inc., Class A	50,855	4,119,255

		17,070,809

Computer Aided Design — 1.1%
Autodesk, Inc.†	317,600	7,447,720

Computer Data Security — 0.0%
Fortinet, Inc.†	9,700	164,803

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	43,000	332,820

Computer Services — 3.9%
Accenture PLC, Class A	426,439	17,501,057
Cognizant Technology Solutions Corp., Class A†	181,785	7,985,815
Tivit Terceirizacao de Tecnologia e Servicos SA†	245,490	1,761,990

		27,248,862

Computers — 15.1%
Acer, Inc. GDR	251,768	3,046,393
Apple, Inc.†	210,630	42,107,043
Dell, Inc.†	433,245	6,117,419
Hewlett - Packard Co.	644,697	31,628,835
HTC Corp. GDR†	41,482	1,882,088
International Business Machines Corp.	119,034	15,039,946
Palm, Inc.†#	297,200	3,242,452
Research In Motion, Ltd.†	31,400	1,817,746

		104,881,922

Computers - Integrated Systems — 0.7%
Riverbed Technology, Inc.†	228,970	4,661,829

Computers - Memory Devices — 3.8%
EMC Corp.†	520,300	8,756,649
NetApp, Inc.†	290,320	8,947,662
SanDisk Corp.†	77,000	1,518,440

Security Description	Shares	Market Value (Note 2)

Computers - Memory Devices (continued)
Seagate Technology	480,400	$7,268,452

		26,491,203

Computers - Periphery Equipment — 0.5%
Synaptics, Inc.†#	124,000	3,340,560

Consulting Services — 0.8%
Genpact, Ltd.†	264,600	3,434,508
Verisk Analytics, Inc., Class A†	84,760	2,280,892

		5,715,400

Data Processing/Management — 0.2%
Commvault Systems, Inc.†	53,600	1,114,880

Decision Support Software — 0.3%
MSCI, Inc., Class A†	58,000	1,767,260

E - Commerce/Products — 1.5%
Amazon.com, Inc.†	78,035	10,605,737

E - Commerce/Services — 0.2%
Liberty Media Corp., Class A†(6)	117,400	1,249,136

E - Marketing/Info — 0.1%
Digital River, Inc.†	26,600	671,118

E - Services/Consulting — 0.2%
Sapient Corp.†	149,390	1,099,510

Electronic Components-Misc. — 0.4%
HON HAI Precision Industry Co., Ltd. GDR†*	315,668	2,841,012

Electronic Components-Semiconductors — 10.5%
Altera Corp.#	330,883	6,958,469
Broadcom Corp., Class A†	195,900	5,720,280
Epistar Corp. GDR*	193,591	3,078,097
Infineon Technologies AG†	284,445	1,362,477
Intel Corp.	1,016,190	19,510,848
Intersil Corp., Class A	96,000	1,240,320
MEMC Electronic Materials, Inc.†	78,200	941,528
National Semiconductor Corp.	529,900	7,736,540
ON Semiconductor Corp.†	637,310	4,945,526
QLogic Corp.†	179,500	3,220,230
Rovi Corp.†#	138,800	4,137,628
Texas Instruments, Inc.	222,590	5,629,301
Xilinx, Inc.	382,507	8,659,958

		73,141,202

Electronic Connectors — 0.7%
Amphenol Corp., Class A	125,375	5,165,450

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	169,100	1,014,600

Electronic Forms — 0.8%
Adobe Systems, Inc.†	150,350	5,274,278

Electronic Measurement Instruments — 1.1%
National Instruments Corp.#	55,100	1,572,003
Trimble Navigation, Ltd.†	278,100	6,209,973

		7,781,976

Energy - Alternate Sources — 0.2%
First Solar, Inc.†#	14,300	1,703,273

Engineering/R&D Services — 0.1%
ABB, Ltd. ADR†	44,105	809,768

Enterprise Software/Service — 4.2%
BMC Software, Inc.†	118,590	4,592,991
CA, Inc.	356,100	7,869,810
Oracle Corp.	751,199	16,586,474

		29,049,275

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (Continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Entertainment Software — 1.4%
Activision Blizzard, Inc.†	177,045	$2,016,543
Electronic Arts, Inc.†	393,776	6,650,877
UBISOFT Entertainment†	61,900	942,937

		9,610,357

Human Resources — 0.2%
Successfactors, Inc.†	115,885	1,745,228

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†#	23,000	1,028,560

Internet Application Software — 1.3%
RealNetworks, Inc.†	597,200	1,952,844
Tencent Holdings, Ltd.	402,600	7,444,156

		9,397,000

Internet Content - Entertainment — 0.4%
Shanda Interactive Entertainment, Ltd. ADR†#	57,034	2,842,575

Internet Content - Information/News — 1.1%
Baidu, Inc. ADR†	18,235	7,909,249

Internet Infrastructure Software — 1.2%
Akamai Technologies, Inc.†	52,705	1,264,920
F5 Networks, Inc.†	145,890	6,861,207

		8,126,127

Internet Security — 1.7%
McAfee, Inc.†	216,600	8,263,290
VeriSign, Inc.†	143,700	3,224,628

		11,487,918

Medical Instruments — 0.4%
St. Jude Medical, Inc.†	70,100	2,573,371

Medical Products — 0.2%
Stryker Corp.	32,300	1,627,920

Medical - HMO — 0.1%
WellPoint, Inc.†	19,400	1,048,182

Medical - Wholesale Drug Distribution — 0.1%
McKesson Corp.	15,400	955,108

Multimedia — 0.4%
Time Warner, Inc.	99,200	3,047,424

Networking Products — 1.7%
BigBand Networks, Inc.†	52,100	187,039
Cisco Systems, Inc.†	218,822	5,120,435
Juniper Networks, Inc.†	245,395	6,412,171

		11,719,645

Power Converter/Supply Equipment — 0.4%
Delta Electronics, Inc. GDR†*	119,684	1,681,129
SunPower Corp., Class B†#	64,840	1,158,691

		2,839,820

Retail - Consumer Electronics — 0.5%
Best Buy Co., Inc.	77,000	3,297,910

Retail - Drug Store — 0.5%
CVS Caremark Corp.	118,200	3,665,382

Schools — 0.4%
Apollo Group, Inc., Class A†	25,510	1,455,856
Strayer Education, Inc.#	5,320	1,050,700

		2,506,556

Semiconductor Components - Integrated Circuits — 3.4%
Analog Devices, Inc.	197,465	5,921,975

Security Description	Shares	Market Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Linear Technology Corp.#	90,700	$2,446,179
Marvell Technology Group, Ltd.†	344,300	5,309,106
Maxim Integrated Products, Inc.	355,154	6,250,710
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	190,355	1,977,789
TriQuint Semiconductor, Inc.†	341,840	1,859,610

		23,765,369

Software Tools — 0.3%
VMware, Inc. Class A†	50,555	2,122,299

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	76,800	933,120
Finisar Corp.†#	145,650	1,325,415
JDS Uniphase Corp.†	170,537	1,260,268

		3,518,803

Telecom Services — 0.1%
China Telecom Corp., Ltd. ADR#	13,461	598,342

Telecommunication Equipment — 0.1%
Sonus Networks, Inc.†	40,600	88,508
Tellabs, Inc.†	123,600	693,396

		781,904

Toys — 1.2%
Nintendo Co., Ltd.	33,100	8,121,830

Transactional Software — 0.4%
Longtop Financial Technologies, Ltd. ADR†	73,200	2,592,012

Web Hosting/Design — 1.4%
Equinix, Inc.†#	85,580	8,231,940
Rackspace Hosting, Inc.†#	81,800	1,514,118

		9,746,058

Web Portals/ISP — 6.7%
Google, Inc., Class A†	49,888	29,084,704
NetEase.com, Inc. ADR†	144,455	5,523,959
SINA Corp.†	123,345	5,582,595
Sohu.com, Inc.†	66,683	3,718,244
Yahoo!, Inc.†	163,585	2,448,867

		46,358,369

Wireless Equipment — 6.6%
American Tower Corp., Class A†	360,965	14,770,688
Crown Castle International Corp.†	67,630	2,481,344
Motorola, Inc.†	968,390	7,756,804
Nokia OYJ ADR#	109,200	1,447,992
QUALCOMM, Inc.	435,394	19,592,730

		46,049,558

Total Common Stock
(cost $580,370,929)		672,698,100

EXCHANGE TRADED FUNDS — 0.1%
Index Fund — 0.1%
iShares S&P North American Technology Sector Index Fund
(cost $1,011,365)	19,700	1,010,728

PREFERRED STOCK — 0.1%
Internet Content - Information/News — 0.1%
Twitter, Inc. Series E
(cost $613,197)(1)(4)(5)	38,367	613,197

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

WARRANTS — 0.2%
Finance - Investment Banker/Broker — 0.2%
Cia Brasileira de Meios de Pagamento Expires 07/30/14 (Strike Price $0.0001)*†(1)(4) (cost $1,086,029)	136,200	$1,253,040

Total Long-Term Investment Securities
(cost $583,081,520)		675,575,065

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Collective Investment Pool — 7.3%
Securities Lending Quality Trust(2)	51,014,036	50,725,853

Registered Investment Company — 1.5%
T. Rowe Price Reserve Investment Fund	10,189,853	10,189,853

Time Deposit — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$10,453,000	10,453,000

Total Short-Term Investment Securities
(cost $71,656,889)		71,368,706

TOTAL INVESTMENTS
(cost $654,738,409)(3)	107.4%	746,943,771
Liabilities in excess of other assets	(7.4)	(51,590,542)

NET ASSETS —	100.0%	$695,353,229

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $8,556,118 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $1,866,237 representing 0.3% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Science & Technology Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Twitter, Inc. Series E (Preferred Stock)	09/24/09	38,367	$613,197	$613,197	$15.98	0.09%

(6)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive group.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$80,211,159	$–	$–	$80,211,159
Computers	104,881,922	–	–	104,881,922
Electronic Components — Semiconductors	73,141,202	–	–	73,141,202
Web Portals/ISP	46,358,369	–	–	46,358,369
Wireless Equipment	46,049,558	–	–	46,049,558
Other Industries*	322,055,890	–	–	322,055,890
Exchange Trade Funds	1,010,728	–	–	1,010,728
Preferred Stock	–	–	613,197	613,197
Warrants	–	1,253,040	–	1,253,040
Short-Term Investment Securities:
Collective Investment Pool	–	50,725,853	–	50,725,853
Registered Investment Companies	–	10,189,853	–	10,189,853
Time Deposit	–	10,453,000	–	10,453,000

Total	$673,708,828	$72,621,746	$613,197	$746,943,771

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	613,197
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$613,197

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	12.1%
Medical Instruments	6.4
Consulting Services	5.5
E-Services/Consulting	5.2
Commercial Services — Finance	4.8
Time Deposits	4.1
Transactional Software	3.9
Machinery — General Industrial	3.6
Electronic Components — Semiconductors	3.5
Schools	3.5
Human Resources	3.5
Commercial Services	3.5
Telecom Services	3.0
Theaters	2.9
Oil Companies — Exploration & Production	2.9
Computer Services	2.8
Educational Software	2.7
Casino Services	2.6
Insurance — Property/Casualty	1.8
E-Commerce/Products	1.6
Banks — Commercial	1.6
Dental Supplies & Equipment	1.4
Recreational Vehicles	1.3
Advertising Services	1.3
Medical — Biomedical/Gene	1.3
Printing — Commercial	1.3
Medical Products	1.3
Leisure Products	1.3
Networking Products	1.2
Aerospace/Defense	1.2
Therapeutics	1.2
Audio/Video Products	1.2
Enterprise Software/Service	1.2
Ultra Sound Imaging Systems	1.0
Alternative Waste Technology	0.9
Steel Pipe & Tube	0.9
Filtration/Separation Products	0.8
Transport — Services	0.8
Diversified Manufacturing Operations	0.7
Medical Sterilization Products	0.7
Retail — Restaurants	0.7
Internet Application Software	0.7
Finance — Investment Banker/Broker	0.7
Cellular Telecom	0.6
Metal Processors & Fabrication	0.6
Internet Content — Information/News	0.6
Marine Services	0.5
Paper & Related Products	0.5
Transport — Air Freight	0.5
Medical — Generic Drugs	0.5
Transport — Rail	0.5
Computers — Integrated Systems	0.5
Lighting Products & Systems	0.5
Entertainment Software	0.4
Resorts/Theme Parks	0.4
Broadcast Services/Program	0.4
Cable/Satellite TV	0.4
Finance — Other Services	0.3
E-Commerce/Services	0.3
Food — Misc.	0.3
Medical — HMO	0.3
Medical — Drugs	0.2

112.9%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.7%
Advertising Services — 1.3%
inVentiv Health, Inc.†	30,139	$477,402
Marchex, Inc., Class B#	77,057	357,544

		834,946

Aerospace/Defense — 1.2%
Esterline Technologies Corp.†	19,200	775,488

Alternative Waste Technology — 0.9%
Calgon Carbon Corp.†#	41,200	576,388

Audio/Video Products — 1.2%
TiVo, Inc.†#	77,900	771,210

Banks - Commercial — 1.6%
First Commonwealth Financial Corp.#	48,300	205,275
MB Financial, Inc.#	21,500	400,975
Signature Bank†	13,362	413,955

		1,020,205

Broadcast Services/Program — 0.4%
DG FastChannel, Inc.†#	9,500	256,025

Cable/Satellite TV — 0.4%
LodgeNet Interactive Corp.†#	54,753	245,841

Casino Services — 2.6%
Scientific Games Corp., Class A†#	102,301	1,447,559
Shuffle Master, Inc.†#	24,507	200,222

		1,647,781

Cellular Telecom — 0.6%
Leap Wireless International, Inc.†#	26,500	382,395

Commercial Services — 3.5%
Live Nation, Inc.†#	129,882	929,955
TeleTech Holdings, Inc.†	24,397	470,618
Weight Watchers International, Inc.#	29,300	811,024

		2,211,597

Commercial Services - Finance — 4.8%
Dollar Financial Corp.†#	40,900	998,778
Global Cash Access Holdings, Inc.†#	193,147	1,437,014
Wright Express Corp.†	20,773	605,948

		3,041,740

Computer Services — 2.8%
SYKES Enterprises, Inc.†#	73,941	1,815,252

Computers - Integrated Systems — 0.5%
Riverbed Technology, Inc.†#	15,368	312,892

Consulting Services — 5.5%
Forrester Research, Inc.†	5,849	146,517
FTI Consulting, Inc.†#	13,215	611,326
Gartner, Inc.†#	78,276	1,480,982
Information Services Group, Inc.†#	86,110	277,274
Navigant Consulting, Inc.†#	48,630	644,347
The Corporate Executive Board Co.	16,137	338,232

		3,498,678

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†#	22,200	363,192
Sirona Dental Systems, Inc.†	18,529	539,194

		902,386

Diversified Manufacturing Operations — 0.7%
Acuity Brands, Inc.#	14,523	468,802

Security Description	Shares	Market Value (Note 2)

E - Commerce/Products — 1.6%
Shutterfly, Inc.†#	72,646	$1,041,744

E - Commerce/Services — 0.3%
Move, Inc.†#	144,440	222,438

E - Services/Consulting — 5.2%
GSI Commerce, Inc.†#	113,201	2,528,910
Sapient Corp.†#	107,507	791,252

		3,320,162

Educational Software — 2.7%
SkillSoft PLC ADR†#	176,465	1,732,886

Electronic Components - Semiconductors — 3.5%
Fairchild Semiconductor International, Inc.†#	48,927	396,309
Microsemi Corp.†	60,029	914,241
PMC - Sierra, Inc.†#	120,000	951,600

		2,262,150

Enterprise Software/Service — 1.2%
Lawson Software, Inc.†	112,366	735,997

Entertainment Software — 0.4%
THQ, Inc.†#	57,800	283,220

Filtration/Separation Products — 0.8%
Polypore International, Inc.†#	42,456	499,707

Finance - Investment Banker/Broker — 0.7%
Evercore Partners, Inc., Class A#	13,507	418,852

Finance - Other Services — 0.3%
MF Global, Ltd.†#	35,500	223,295

Food - Misc. — 0.3%
Senomyx, Inc.†#	52,560	172,397

Human Resources — 3.5%
Administaff, Inc.#	16,800	374,472
On Assignment, Inc.†#	102,106	647,352
Resources Connection, Inc.†#	62,938	1,212,815

		2,234,639

Insurance - Property/Casualty — 1.8%
Tower Group, Inc.#	45,850	1,131,578

Internet Application Software — 0.7%
Cybersource Corp.†#	25,200	432,684

Internet Content - Information/News — 0.6%
The Knot, Inc.†#	37,373	356,538

Leisure Products — 1.3%
Brunswick Corp.#	27,003	271,110
WMS Industries, Inc.†#	14,096	548,053

		819,163

Lighting Products & Systems — 0.5%
Universal Display Corp.†#	28,897	308,620

Machinery - General Industrial — 3.6%
Chart Industries, Inc.†	19,100	317,060
Gardner Denver, Inc.	27,644	1,034,715
Middleby Corp.†#	9,400	421,590
Wabtec Corp.#	12,800	492,800

		2,266,165

Marine Services — 0.5%
Great Lakes Dredge & Dock Corp.	57,847	340,719

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 6.4%
ev3, Inc.†#	85,084	$1,080,567
NuVasive, Inc.†#	33,000	1,070,850
SenoRx, Inc.†#	38,122	178,792
Spectranetics Corp.†#	102,860	574,987
Symmetry Medical, Inc.†#	17,456	139,997
Volcano Corp.†#	68,957	1,015,737

		4,060,930

Medical Products — 1.3%
Greatbatch, Inc.†#	23,800	437,682
Luminex Corp.†#	27,877	381,915

		819,597

Medical Sterilization Products — 0.7%
STERIS Corp.#	13,953	450,821

Medical - Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†#	15,600	375,648
OSI Pharmaceuticals, Inc.†#	13,700	456,347

		831,995

Medical - Drugs — 0.2%
Vanda Pharmaceuticals, Inc.†	14,167	149,604

Medical - Generic Drugs — 0.5%
Impax Laboratories, Inc.†#	28,688	327,043

Medical - HMO — 0.3%
AMERIGROUP Corp.†	6,800	161,228

Metal Processors & Fabrication — 0.6%
Timken Co.	15,500	382,385

Networking Products — 1.2%
Ixia†#	118,833	787,863

Oil Companies - Exploration & Production — 2.9%
Brigham Exploration Co.†#	33,850	353,394
Carrizo Oil & Gas, Inc.†#	16,600	349,430
Goodrich Petroleum Corp.†#	22,300	493,499
Swift Energy Co.†	17,800	382,166
Venoco, Inc.†#	23,200	258,680

		1,837,169

Paper & Related Products — 0.5%
Schweitzer - Mauduit International, Inc.#	5,450	335,502

Printing - Commercial — 1.3%
VistaPrint NV†#	14,377	819,920

Recreational Vehicles — 1.3%
Polaris Industries, Inc.#	19,695	859,293

Resort/Theme Parks — 0.4%
Great Wolf Resorts, Inc.†#	108,620	263,947

Retail - Restaurants — 0.7%
CKE Restaurants, Inc.	53,188	448,907

Schools — 3.5%
Bridgepoint Education, Inc.†#	52,652	840,852
Grand Canyon Education, Inc.†#	41,051	786,948
K12, Inc.†	34,300	614,656

		2,242,456

Steel Pipe & Tube — 0.9%
Mueller Water Products, Inc., Class A#	108,650	547,596

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Telecom Services — 3.0%
Cbeyond, Inc.†#	99,620	$1,286,094
PAETEC Holding Corp.†#	171,589	629,732

		1,915,826

Theaters — 2.9%
Cinemark Holdings, Inc.#	57,574	728,311
National CineMedia, Inc.	76,188	1,113,107

		1,841,418

Therapeutics — 1.2%
Onyx Pharmaceuticals, Inc.†#	27,050	773,901

Transactional Software — 3.9%
Innerworkings, Inc.†#	139,786	718,500
Solera Holdings, Inc.#	24,406	853,234
Synchronoss Technologies, Inc.†	70,113	945,123

		2,516,857

Transport - Air Freight — 0.5%
Atlas Air Worldwide Holdings, Inc.†	11,200	328,160

Transport - Rail — 0.5%
RailAmerica, Inc.†	25,250	323,200

Transport - Services — 0.8%
UTi Worldwide, Inc.	37,100	484,897

Ultra Sound Imaging Systems — 1.0%
SonoSite, Inc.†#	28,708	648,514

Total Long - Term Investment Securities
(cost $62,434,031)		61,723,609

SHORT - TERM INVESTMENT SECURITIES — 16.2%
Collective Investment Pool — 12.1%
Securities Lending Quality Trust(1)	7,751,299	7,707,511

Time Deposits — 4.1%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 12/01/09	$2,629,000	2,629,000

Total Short - Term Investment Securities
(cost $10,380,298)		10,336,511

TOTAL INVESTMENTS
(cost $72,814,329)(2)	112.9%	72,060,120
Liabilities in excess of other assets	(12.9)	(8,236,043)

NET ASSETS —	100.0%	$63,824,077

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Consulting Services	$3,498,678	$–	$–	$3,498,678
E-Services/Consulting	3,320,162	–	–	3,320,162
Medical Instruments	4,060,930	–	–	4,060,930
Other Industries*	50,843,839	–	–	50,843,839
Short-Term Investment Securities:
Collective Investment Pool	–	7,707,511	–	7,707,511
Time Deposit	–	2,629,000	–	2,629,000

Total	$61,723,609	$10,336,511	$–	$72,060,120

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	20.6%
Banks — Commercial	5.1
Oil Companies — Exploration & Production	3.5
Real Estate Investment Trusts	3.4
Retail — Restaurants	3.2
Medical Products	2.6
Enterprise Software/Service	2.5
Oil Field Machinery & Equipment	2.5
Transport — Truck	2.2
Retail — Apparel/Shoe	2.1
Electronic Components — Semiconductors	2.1
Medical — Drugs	2.0
Insurance — Property/Casualty	2.0
Applications Software	1.8
Auto/Truck Parts & Equipment — Original	1.7
Diversified Manufacturing Operations	1.7
Commercial Services — Finance	1.6
Time Deposits	1.6
Telecommunication Equipment	1.5
Investment Management/Advisor Services	1.4
Steel Pipe & Tube	1.4
Distribution/Wholesale	1.4
Telephone — Integrated	1.3
Semiconductor Equipment	1.3
Lasers — System/Components	1.2
Aerospace/Defense — Equipment	1.2
Gas — Distribution	1.2
Machinery — General Industrial	1.1
Medical — Biomedical/Gene	1.1
Apparel Manufacturers	1.1
Internet Application Software	1.1
Oil — Field Services	1.0
Medical — Hospitals	1.0
Medical Instruments	1.0
Insurance Brokers	1.0
Finance — Investment Banker/Broker	1.0
Wire & Cable Products	1.0
Metal Processors & Fabrication	0.9
Instruments — Scientific	0.9
Quarrying	0.9
Machinery — Electrical	0.8
Computer Services	0.8
Networking Products	0.8
Broadcast Services/Program	0.8
Chemicals — Diversified	0.8
Non-Hazardous Waste Disposal	0.8
Casino Services	0.8
Building — Maintance & Services	0.8
Commercial Services	0.8
Chemicals — Specialty	0.7
Miscellaneous Manufacturing	0.7
Electric — Integrated	0.7
Retail — Discount	0.7
Savings & Loans/Thrifts	0.7
Home Furnishings	0.7
Advertising Agencies	0.7
Computer Software	0.7
Electronic Components — Misc.	0.6
Computer Aided Design	0.6
Electric Products — Misc.	0.6
Medical — Outpatient/Home Medical	0.6
Food — Canned	0.6
Medical Information Systems	0.6
Airlines	0.6
Aerospace/Defense	0.6
Telecom Services	0.6
E-Services/Consulting	0.6
Building & Construction — Misc.	0.6
Registered Investment Companies	0.5

Medical — Nursing Homes	0.5
Retail — Convenience Store	0.5
Food — Baking	0.5
Transport — Marine	0.5
E-Commerce/Services	0.4
Multimedia	0.4
Internet Security	0.4
Electronic Measurement Instruments	0.3
Human Resources	0.3
Computers — Integrated Systems	0.3
Electric — Distribution	0.3
Coal	0.3
Financial Guarantee Insurance	0.3
Medical — HMO	0.3
Water	0.3
Hotels/Motels	0.3
Building & Construction Products — Misc.	0.2
Diagnostic Kits	0.2
Wireless Equipment	0.2
Auto Repair Centers	0.2
Retail — Sporting Goods	0.2
Leisure Products	0.2
Telecom Equipment — Fiber Optics	0.2
Computers	0.2
Therapeutics	0.2
Pharmacy Services	0.2
Electronic Design Automation	0.2
Power Converter/Supply Equipment	0.2
Medical Sterilization Products	0.2
Consulting Services	0.2
Publishing — Books	0.1
Internet Content — Information/News	0.1
Electronic Security Devices	0.1
Printing — Commercial	0.1
Advanced Materials	0.1
Environmental Monitoring & Detection	0.1
Energy — Alternate Sources	0.1
Gold Mining	0.1
Building — Residential/Commercial	0.1
Transport — Services	0.1
Consumer Products — Misc.	0.1
Retail — Mail Order	0.1
Rental Auto/Equipment	0.1
Computers — Memory Devices	0.1
Textile — Products	0.1
Computers — Periphery Equipment	0.1
Real Estate Operations & Development	0.1
Transactional Software	0.1
Direct Marketing	0.1
Retail — Home Furnishings	0.1
Audio/Video Products	0.1
Footwear & Related Apparel	0.1
Seismic Data Collection	0.1
Independent Power Producers	0.1
Mining	0.1
E-Marketing/Info	0.1
Machinery — Pumps	0.1
Auction Houses/Art Dealers	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Hazardous Waste Disposal	0.1
Retail — Leisure Products	0.1
Engineering/R&D Services	0.1
Food — Misc.	0.1
Retail — Jewelry	0.1
Disposable Medical Products	0.1
Garden Products	0.1
Internet Connectivity Services	0.1
Industrial Automated/Robotic	0.1
Web Portals/ISP	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Drug Delivery Systems	0.1%
Building Products — Air & Heating	0.1
Educational Software	0.1
Health Care Cost Containment	0.1
Food — Retail	0.1
Agricultural Chemicals	0.1
Recreational Centers	0.1
Travel Services	0.1
Banks — Fiduciary	0.1
Instruments — Controls	0.1
Steel — Producers	0.1
Chemicals — Plastics	0.1
Finance — Other Services	0.1
Building Products — Cement	0.1
Real Estate Management/Services	0.1
Decision Support Software	0.1

121.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.4%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	35,700	$102,102
Hexcel Corp.†	24,200	255,310

		357,412

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.†	268,680	1,700,744

Aerospace/Defense — 0.6%
Aerovironment, Inc.†	43,144	1,239,959
Herley Industries, Inc.†	10,800	124,848
TransDigm Group, Inc.	3,300	143,055

		1,507,862

Aerospace/Defense - Equipment — 1.2%
AAR Corp.†	86,179	1,608,100
Curtiss - Wright Corp.	41,602	1,183,993
LMI Aerospace, Inc.†	12,100	128,865
Moog, Inc., Class A†	8,100	213,921

		3,134,879

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	5,000	152,200

Airlines — 0.6%
Allegiant Travel Co.†#	34,461	1,420,827
Pinnacle Airlines Corp.†	16,700	100,868

		1,521,695

Apparel Manufacturers — 1.1%
Carter’s, Inc.†	69,532	1,512,321
Volcom, Inc.†#	83,793	1,315,550

		2,827,871

Applications Software — 1.8%
American Reprographics Co.†	29,800	165,688
Bsquare Corp.†	57,400	122,262
Emdeon, Inc., Class A†#	107,777	1,626,355
EPIQ Systems, Inc.†#	21,000	271,950
PDF Solutions, Inc.†	17,900	59,965
Progress Software Corp.†	11,367	273,831
Quest Software, Inc.†	116,147	1,954,754
Red Hat, Inc.†	6,000	160,200

		4,635,005

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	9,900	235,818

Audio/Video Products — 0.1%
DTS, Inc.†	8,600	259,204

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.	15,650	469,187

Auto/Truck Parts & Equipment - Original — 1.7%
Amerigon, Inc.†	16,100	106,743
Strattec Security Corp.†	8,300	127,156
Titan International, Inc.#	184,129	1,524,588
TRW Automotive Holdings Corp.†#	119,381	2,597,731

		4,356,218

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	42,900	228,657

Banks - Commercial — 5.0%
Alliance Financial Corp.	4,500	126,990
Ameris Bancorp	19,649	129,880
Bancfirst Corp.#	29,363	1,102,581
Bancorp Rhode Island, Inc.	9,000	226,980

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Bancorp, Inc.†	18,000	$104,580
Bar Harbor Bankshares	6,900	185,265
Camden National Corp.	6,300	193,158
Cardinal Financial Corp.	23,000	194,810
Center Bancorp, Inc.	18,137	154,890
Citizens Republic Bancorp†#	28,600	16,016
CoBiz Financial, Inc.	21,800	92,650
Commerce Bancshares, Inc.	44,923	1,805,904
Community Trust Bancorp, Inc.	53,030	1,243,023
East West Bancorp, Inc.(1)(2)(5)	6,600	91,479
Enterprise Bancorp, Inc.	10,621	112,583
First Bancorp	12,600	163,926
First Financial Bankshares, Inc.#	26,586	1,376,623
First South Bancorp, Inc.	12,300	123,861
FirstMerit Corp.	67,165	1,407,107
Glacier Bancorp, Inc.#	24,371	318,773
Northrim BanCorp, Inc.	9,300	149,451
Pinnacle Financial Partners, Inc.†#	22,600	266,906
Prosperity Bancshares, Inc.#	11,900	473,977
Signature Bank†	13,100	405,838
Smithtown Bancorp, Inc.	12,540	80,131
Southside Bancshares, Inc.	5,758	118,039
Sterling Bancorp	27,100	184,280
Sterling Financial Corp.†	55,400	33,240
Synovus Financial Corp.#	60,800	118,560
TCF Financial Corp.#	15,800	207,612
Texas Capital Bancshares, Inc.†	14,600	211,992
Tower Bancorp, Inc.	4,700	90,052
United Security Bancshares†	17,339	79,759
Valley National Bancorp#	25,297	334,426
Washington Banking Co.	13,800	138,138
Washington Trust Bancorp, Inc.#	7,600	112,860
West Bancorp, Inc.	18,344	90,436
Westamerica Bancorp#	9,600	510,720
Western Alliance Bancorp†	21,100	83,767
Zions Bancorporation#	9,300	122,295

		12,983,558

Banks - Fiduciary — 0.1%
Wilmington Trust Corp.#	12,000	147,240

Broadcast Services/Program — 0.8%
Fisher Communications, Inc.†	6,000	96,600
World Wrestling Entertainment, Inc.#	125,337	2,014,166

		2,110,766

Building & Construction Products - Misc. — 0.2%
Builders FirstSource, Inc.†#	9,200	35,052
China Architectral Engineering, Inc.†	60,500	62,315
Gibraltar Industries, Inc.#	7,550	113,099
Interline Brands, Inc.†	14,600	245,572
Quanex Building Products Corp.	3,300	53,493
Simpson Manufacturing Co., Inc.	3,201	79,577

		589,108

Building & Construction - Misc. — 0.6%
Insituform Technologies, Inc., Class A†	5,900	122,130
MYR Group, Inc.†	85,538	1,336,104

		1,458,234

Building Products - Air & Heating — 0.1%
KSW, Inc.	51,660	178,744

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.#	1,600	136,464

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	15,900	$115,116

Building Products - Wood — 0.0%
Universal Forest Products, Inc.#	3,300	118,602

Building - Maintance & Services — 0.8%
ABM Industries, Inc.#	105,686	1,947,793

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	6,500	107,055

Building - Residential/Commercial — 0.1%
Meritage Homes Corp.†	13,700	244,271
Standard - Pacific Corp.†	20,300	64,757

		309,028

Cable TV — 0.0%
Outdoor Channel Holdings, Inc.†	18,300	107,421

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	15,000	112,200

Casino Services — 0.8%
Bally Technologies, Inc.†	46,942	1,949,501

Chemicals - Diversified — 0.8%
FMC Corp.	29,341	1,642,803
Rockwood Holdings, Inc.†	19,300	434,443

		2,077,246

Chemicals - Plastics — 0.1%
Landec Corp.†	22,100	138,788

Chemicals - Specialty — 0.7%
Arch Chemicals, Inc.	15,100	404,831
ICO, Inc.†	34,200	144,666
Zep, Inc.	74,573	1,318,451

		1,867,948

Coal — 0.3%
Cloud Peak Energy, Inc.†#	16,000	216,000
Walter Energy, Inc.	8,300	569,380
Westmoreland Coal Co.†#	8,500	57,375

		842,755

Commercial Services — 0.8%
HMS Holdings Corp.†	4,600	203,366
Medifast, Inc.†	13,200	356,136
Quanta Services, Inc.†	7,617	142,819
Team, Inc.†	75,624	1,240,233

		1,942,554

Commercial Services - Finance — 1.6%
Cardtronics, Inc.†	6,200	68,510
Global Payments, Inc.	8,500	435,710
PRG - Schultz International, Inc.†	22,500	102,375
QC Holdings, Inc.	21,400	115,560
Riskmetrics Group, Inc.†#	7,000	104,510
SEI Investments Co.	94,736	1,658,828
Wright Express Corp.†	58,584	1,708,895

		4,194,388

Computer Aided Design — 0.6%
Parametric Technology Corp.†	105,973	1,595,953

Computer Data Security — 0.0%
Fortinet, Inc.†	3,900	66,261

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	13,500	104,490

Security Description	Shares	Market Value (Note 2)

Computer Services — 0.8%
CACI International, Inc., Class A†	37,688	$1,749,477
Dynamics Research Corp.†	19,300	221,950
Tier Technologies, Inc., Class B†	23,100	176,715

		2,148,142

Computer Software — 0.7%
Blackbaud, Inc.#	76,265	1,697,659

Computers — 0.2%
Palm, Inc.†#	39,100	426,581

Computers - Integrated Systems — 0.3%
3D Systems Corp.†	11,700	127,881
Adept Technology, Inc.†	23,000	59,800
Integral Systems, Inc.†	12,812	113,899
Jack Henry & Associates, Inc.	21,800	498,130
Riverbed Technology, Inc.†	4,300	87,548

		887,258

Computers - Memory Devices — 0.1%
LaserCard Corp.†	29,100	156,267
Xyratex, Ltd.†	12,200	137,494

		293,761

Computers - Periphery Equipment — 0.1%
Immersion Corp.†	25,600	102,400
Synaptics, Inc.†#	6,600	177,804

		280,204

Consulting Services — 0.2%
China Direct, Inc.†	72,900	91,854
Diamond Management & Technology Consultants, Inc.	38,100	248,031
Genpact, Ltd.†	4,400	57,112

		396,997

Consumer Products - Misc. — 0.1%
Alpha Pro Tech, Ltd.†	30,000	149,400
Kid Brands, Inc.†	35,000	152,250

		301,650

Cosmetics & Toiletries — 0.0%
Alberto - Culver Co.	3,900	109,785

Data Processing/Management — 0.0%
MoneyGram International, Inc.†	36,400	90,272

Decision Support Software — 0.1%
DemandTec, Inc.†#	14,500	127,890

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	18,900	391,419
OraSure Technologies, Inc.†	34,400	132,096
Quidel Corp.†#	4,791	60,223

		583,738

Direct Marketing — 0.1%
ValueVision Media, Inc., Class A†	73,900	260,867

Disposable Medical Products — 0.1%
Rochester Medical Corp.†	18,200	199,654

Distribution/Wholesale — 1.4%
Beacon Roofing Supply, Inc.†#	108,734	1,671,241
Chindex International, Inc.†	12,600	172,368
Owens & Minor, Inc.	37,034	1,436,549
Pool Corp.#	12,111	218,725

		3,498,883

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations — 1.7%
Actuant Corp., Class A	28,600	$467,038
Acuity Brands, Inc.#	17,400	561,672
AO Smith Corp.	15,100	632,992
Colfax Corp.†	6,200	77,004
ESCO Technologies, Inc.†#	7,400	247,160
Harsco Corp.	6,700	207,901
Koppers Holdings, Inc.	13,600	384,200
Leggett & Platt, Inc.#	13,400	260,764
Matthews International Corp., Class A	1,300	45,032
Trinity Industries, Inc.	76,214	1,438,158

		4,321,921

Drug Delivery Systems — 0.1%
Alkermes, Inc.†	11,400	102,372
BioDelivery Sciences International, Inc.†	20,200	77,770

		180,142

E - Commerce/Services — 0.4%
Ancestry.com, Inc.†#	74,071	974,034
OpenTable, Inc.†#	4,800	127,056

		1,101,090

E - Marketing/Info — 0.1%
Constant Contact, Inc.†	7,200	128,592
Digital River, Inc.†	4,600	116,058

		244,650

E - Services/Consulting — 0.6%
GSI Commerce, Inc.†#	57,253	1,279,032
Keynote Systems, Inc.	14,300	152,581
Sapient Corp.†	8,000	58,880

		1,490,493

Educational Software — 0.1%
PLATO Learning, Inc.†	41,800	175,142

Electric Products - Misc. — 0.6%
GrafTech International, Ltd.†	93,446	1,374,591
Graham Corp.	11,100	205,794

		1,580,385

Electric - Distribution — 0.3%
EnerNOC, Inc.†#	33,511	886,701

Electric - Integrated — 0.7%
Black Hills Corp.	2,600	61,282
Central Vermont Public Service Corp.	5,200	100,932
Cleco Corp.	4,000	102,080
El Paso Electric Co.†	10,000	198,000
NorthWestern Corp.	2,300	59,317
NV Energy, Inc.	19,000	221,160
OGE Energy Corp.	10,200	352,920
PNM Resources, Inc.	23,600	262,904
The Empire District Electric Co.#	9,900	179,586
Unisource Energy Corp.	8,700	259,434

		1,797,615

Electronic Components - Misc. — 0.6%
OSI Systems, Inc.†	81,144	1,657,772

Electronic Components - Semiconductors — 2.1%
Advanced Analogic Technologies, Inc.†	12,700	40,640
AuthenTec, Inc.†	79,200	175,032
Cavium Networks, Inc.†	3,700	74,629
Ceva, Inc.†	14,200	165,288
Diodes, Inc.†	11,950	209,603

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors (continued)
Microtune, Inc.†	51,100	$88,914
National Semiconductor Corp.	8,800	128,480
ON Semiconductor Corp.†	230,295	1,787,089
PMC - Sierra, Inc.†	15,600	123,708
Rubicon Technology, Inc.†#	7,700	134,134
Semtech Corp.†	133,732	2,142,387
Silicon Laboratories, Inc.†	7,000	295,610
Zarlink Semiconductor, Inc.†	50,100	43,086

		5,408,600

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	68,400	410,400

Electronic Measurement Instruments — 0.3%
Analogic Corp.	3,400	137,734
CyberOptics Corp.†	18,900	114,628
LeCroy Corp.†	26,600	109,060
Measurement Specialties, Inc.†	9,200	83,628
National Instruments Corp.#	10,300	293,859
Orbotech, Ltd.†	15,700	153,546

		892,455

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	3,300	229,515
Vicon Industries, Inc.†	21,026	141,295

		370,810

Energy - Alternate Sources — 0.1%
GT Solar International, Inc.†#	21,600	102,384
Ocean Power Technologies, Inc.†	17,900	148,212
Plug Power, Inc.†	116,900	93,520

		344,116

Engineering/R&D Services — 0.1%
VSE Corp.	4,700	213,615

Enterprise Software/Service — 2.5%
American Software, Inc., Class A	21,500	131,580
Ariba, Inc.†	242,705	2,630,922
MedAssets, Inc.†	8,600	200,724
Omnicell, Inc.†	113,225	1,154,895
Open Text Corp.†#	58,174	2,214,684
PROS Holdings, Inc.†	8,700	67,860
RightNow Technologies, Inc.†	10,700	151,298
Salary.com, Inc.†	7,500	21,375

		6,573,338

Environmental Monitoring & Detection — 0.1%
Met - Pro Corp.	13,600	123,760
Mine Safety Appliances Co.#	9,100	225,134

		348,894

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,100	66,927

Finance - Consumer Loans — 0.0%
Encore Capital Group, Inc.†	400	6,816

Finance - Investment Banker/Broker — 1.0%
Cowen Group, Inc., Class A†	16,900	111,371
International Assets Holding Corp.†	5,800	95,758
KBW, Inc.†	71,936	1,768,906
Penson Worldwide, Inc.†#	15,600	139,932
Piper Jaffray Cos., Inc.†#	7,900	342,465
Rodman & Renshaw Capital Group, Inc.†	25,700	82,754

		2,541,186

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Leasing Companies — 0.0%
California First National Bancorp	4,184	$50,292

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	9,600	65,280

Finance - Other Services — 0.1%
MarketAxess Holdings, Inc.	11,000	136,950

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	16,800	381,024
MGIC Investment Corp.†#	13,900	55,600
Radian Group, Inc.#	20,100	89,847

		526,471

Food - Baking — 0.5%
Flowers Foods, Inc.#	52,374	1,198,841

Food - Canned — 0.6%
Seneca Foods Corp., Class A†	1,100	26,015
Seneca Foods Corp., Class B†#	800	19,216
Treehouse Foods, Inc.†#	43,204	1,506,523

		1,551,754

Food - Misc. — 0.1%
John B. Sanfilippo & Son, Inc.†	12,100	190,091
Senomyx, Inc.†#	7,100	23,288

		213,379

Food - Retail — 0.1%
Village Super Market Inc., Class A	5,400	163,188

Footwear & Related Apparel — 0.1%
Heelys, Inc.	56,600	116,030
R.G. Barry Corp.	17,000	141,610

		257,640

Garden Products — 0.1%
Toro Co.	5,000	199,200

Gas - Distribution — 1.2%
Delta Natural Gas Co., Inc.	258	6,992
Energen Corp.	29,367	1,277,464
Southwest Gas Corp.	12,700	332,867
UGI Corp.	58,302	1,368,931

		2,986,254

Gold Mining — 0.1%
Franco - Nevada Corp.	12,600	339,295

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	12,400	106,392
Sharps Compliance Corp.†	12,300	111,069

		217,461

Health Care Cost Containment — 0.1%
Transcend Services, Inc.†	9,500	174,990

Heart Monitors — 0.0%
Arrhythmia Research Technology, Inc.†	13,800	51,060

Home Furnishings — 0.7%
American Woodmark Corp.#	5,300	103,244
Ethan Allen Interiors, Inc.#	110,915	1,287,723
Select Comfort Corp.†	29,600	152,440
Tempur - Pedic International, Inc.†	7,900	170,245

		1,713,652

Security Description	Shares	Market Value (Note 2)

Hotels/Motels — 0.3%
Gaylord Entertainment Co.†#	11,000	$193,600
Red Lion Hotels Corp.†	106,497	480,301

		673,901

Human Resources — 0.3%
Barrett Business Services, Inc.	13,000	141,700
Kforce, Inc.†	21,500	278,425
MPS Group, Inc.†	5,200	70,980
On Assignment, Inc.†	26,200	166,108
Resources Connection, Inc.†	12,100	233,167

		890,380

Independent Power Producers — 0.1%
RRI Energy, Inc.†	50,200	246,984
Synthesis Energy Systems, Inc.†#	4,300	3,655

		250,639

Industrial Audio & Video Products — 0.0%
Iteris, Inc.†	36,500	55,115
SRS Labs, Inc.†	4,264	29,550

		84,665

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.†	7,700	109,725
Intermec, Inc.†	6,100	74,969

		184,694

Instruments - Controls — 0.1%
Woodward Governor Co.	6,100	141,886

Instruments - Scientific — 0.9%
Dionex Corp.†	25,105	1,760,112
FEI Co.†	20,100	490,842

		2,250,954

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co.	66,265	1,484,336
eHealth, Inc.†	81,370	1,079,780

		2,564,116

Insurance - Property/Casualty — 2.0%
FPIC Insurance Group, Inc.†	45,369	1,591,091
Hanover Insurance Group, Inc.	34,682	1,443,811
HCC Insurance Holdings, Inc.	14,000	365,820
Infinity Property & Casualty Corp.	13,000	519,480
Markel Corp.†#	1,300	440,700
Mercer Insurance Group, Inc.	9,700	166,646
SeaBright Insurance Holdings, Inc.†	8,500	93,500
Selective Insurance Group, Inc.	23,200	361,920
Universal Insurance Holdings, Inc.	28,300	154,801

		5,137,769

Internet Application Software — 1.1%
Cybersource Corp.†	107,774	1,850,479
eResearchTechnology, Inc.†	127,401	751,666
Vocus, Inc.†	10,000	163,400

		2,765,545

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†	10,600	90,206
PC - Tel, Inc.†	18,900	108,108

		198,314

Internet Content - Entertainment — 0.0%
Alloy, Inc.†	7,931	63,448

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Content - Information/News — 0.1%
ADAM, Inc.†	36,200	$152,764
The Knot, Inc.†#	17,700	168,858
TheStreet.com, Inc.	23,900	55,687

		377,309

Internet Security — 0.4%
Actividentity Corp.†	59,000	125,670
Blue Coat Systems, Inc.†	16,400	433,452
Sourcefire, Inc.†	15,900	312,117
Zix Corp.†	83,100	131,298

		1,002,537

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†#	26,785	1,746,650
Cohen & Steers, Inc.#	8,100	155,034
GAMCO Investors, Inc., Class A#	26,735	1,227,938
Highlands Acquisition Corp.(6)	11,700	0
Pzena Investment Management, Inc., Class A†#	3,700	26,381
Teton Advisors, Inc.†#	626	11,268
U.S. Global Investors, Inc., Class A	20,200	259,772
Waddell & Reed Financial, Inc., Class A	8,300	241,779

		3,668,822

Lasers - System/Components — 1.2%
Cymer, Inc.†	63,636	2,127,988
Newport Corp.†	10,500	76,755
Rofin - Sinar Technologies, Inc.†	41,173	937,921

		3,142,664

Leisure Products — 0.2%
Brunswick Corp.#	46,300	464,852

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	5,100	96,033

Machinery - Electrical — 0.8%
Baldor Electric Co.#	84,099	2,165,549

Machinery - General Industrial — 1.1%
Applied Industrial Technologies, Inc.#	18,400	381,800
Chart Industries, Inc.†	54,808	909,813
Gardner Denver, Inc.	11,600	434,188
IDEX Corp.	9,600	284,448
Kadant, Inc.†	7,300	105,266
Middleby Corp.†#	6,300	282,555
Tennant Co.	12,000	326,640
Twin Disc, Inc.	11,000	104,390
Wabtec Corp.#	3,300	127,050

		2,956,150

Machinery - Material Handling — 0.0%
Cascade Corp.#	3,900	88,413

Machinery - Pumps — 0.1%
Graco, Inc.#	8,600	242,262

Medical Imaging Systems — 0.0%
Vital Images, Inc.†	9,000	113,760

Medical Information Systems — 0.6%
AMICAS, Inc.†	72,600	330,330
athenahealth, Inc.†	20,812	872,023
Computer Programs & Systems, Inc.#	3,300	152,427
Eclipsys Corp.†	9,900	181,566

		1,536,346

Security Description	Shares	Market Value (Note 2)

Medical Instruments — 1.0%
AGA Medical Holdings, Inc.†#	6,600	$82,368
AngioDynamics, Inc.†	5,300	82,415
Bovie Medical Corp.†	32,900	259,910
CryoLife, Inc.†	17,000	97,240
Edwards Lifesciences Corp.†#	2,000	164,560
ev3, Inc.†	106,497	1,352,512
Integra LifeSciences Holdings Corp.†	3,500	114,590
Micrus Endovascular Corp.†#	6,200	81,530
Stereotaxis, Inc.†#	11,800	44,014
Synergetics USA, Inc.†	31,361	44,532
Vascular Solutions, Inc.†	29,900	243,087

		2,566,758

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	18,000	99,180

Medical Products — 2.6%
Cantel Medical Corp.†	21,600	386,640
Haemonetics Corp.†	28,417	1,516,899
Henry Schein, Inc.†#	700	34,762
Invacare Corp.#	74,994	1,867,351
Osteotech, Inc.†	10,145	26,986
PSS World Medical, Inc.†#	4,000	77,400
Span - America Medical Systems, Inc.	12,500	214,375
Synovis Life Technologies, Inc.†	8,400	102,144
The Cooper Cos., Inc.#	64,597	2,163,353
TomoTherapy, Inc.†#	11,300	38,646
Wright Medical Group, Inc.†#	13,700	246,600

		6,675,156

Medical Sterilization Products — 0.2%
STERIS Corp.#	12,400	400,644

Medical - Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	7,700	349,195
Arqule, Inc.†	14,194	50,957
Biosante Pharmaceuticals, Inc.†	33,964	49,587
Celldex Therapeutics, Inc.†	5,500	24,860
Cubist Pharmaceuticals, Inc.†	11,900	198,492
Curis, Inc.†	53,900	140,679
Exelixis, Inc.†#	15,400	105,336
Harvard Bioscience, Inc.†	42,400	151,368
Incyte Corp.†#	37,900	315,707
Inovio Biomedical Corp.†	2,640	3,485
InterMune, Inc.†#	50,404	541,339
Myriad Genetics, Inc.†	1,000	23,120
Regeneron Pharmaceuticals, Inc.†	8,600	157,810
Seattle Genetics, Inc.†	7,300	67,744
SuperGen, Inc.†	59,400	155,628
The Medicines Co.†	12,200	95,648
Vertex Pharmaceuticals, Inc.†#	8,011	310,987
Vical, Inc.†	48,985	140,097

		2,882,039

Medical - Drugs — 2.0%
Adolor Corp.†	22,400	33,824
Biovail Corp.	122,121	1,762,206
Cephalon, Inc.†	1,900	104,405
Cytori Therapeutics, Inc.†	34,000	198,900
Pharmasset, Inc.†#	7,000	139,930
Santarus, Inc.†	67,900	270,921
ViroPharma, Inc.†#	161,998	1,224,705
Vivus, Inc.†#	172,776	1,402,941
XenoPort, Inc.†	7,800	128,466

		5,266,298

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - HMO — 0.3%
AMERIGROUP Corp.†	16,600	$393,586
Centene Corp.†	20,300	382,046

		775,632

Medical - Hospitals — 1.0%
Health Management Associates, Inc., Class A†	40,700	249,491
LifePoint Hospitals, Inc.†	18,100	525,443
Universal Health Services, Inc., Class B	32,751	1,830,453

		2,605,387

Medical - Nursing Homes — 0.5%
Advocat, Inc.	13,000	85,930
Skilled Healthcare Group, Inc. Class A†#	180,050	1,222,539

		1,308,469

Medical - Outpatient/Home Medical — 0.6%
Gentiva Health Services, Inc.†	65,669	1,553,072

Metal Processors & Fabrication — 0.9%
Hawk Corp., Class A†	6,700	109,210
Haynes International, Inc.	7,900	211,720
North American Galvanizing & Coatings, Inc.†	33,200	162,016
RBC Bearings, Inc.†	71,842	1,663,861
Sun Hydraulics Corp.#	6,200	146,630

		2,293,437

Mining — 0.1%
Lihir Gold, Ltd.	52,100	171,786
Vista Gold Corp.†	24,300	74,601

		246,387

Miscellaneous Manufacturing — 0.7%
AptarGroup, Inc.	44,798	1,618,104
John Bean Technologies Corp.	10,300	176,851
Spire Corp.†	19,300	72,375

		1,867,330

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	42,600	94,572

Multimedia — 0.4%
FactSet Research Systems, Inc.	10,200	737,970
Meredith Corp.	11,800	310,930

		1,048,900

Networking Products — 0.8%
Acme Packet, Inc.†	4,600	47,196
Anixter International, Inc.†#	44,531	1,924,630
Ixia†	14,800	98,124
Parkervision, Inc.†	25,300	46,046

		2,115,996

Non - Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.†	61,815	2,005,897

Office Supplies & Forms — 0.0%
The Standard Register Co.	18,500	83,620

Oil Companies - Exploration & Production — 3.5%
Arena Resources, Inc.†#	54,773	2,239,668
Barnwell Industries, Inc.†	13,200	57,420
Bill Barrett Corp.†#	19,200	548,160
Callon Petroleum Co.†	44,000	73,040
Comstock Resources, Inc.†	39,867	1,480,262
Concho Resources, Inc.†	15,900	649,992
FieldPoint Petroleum Corp.†	86,200	192,226
Forest Oil Corp.†#	99,040	1,814,413

Security Description	Shares	Market Value (Note 2)

Oil Companies - Exploration & Production (continued)
GeoMet, Inc.†#	26,800	$30,284
Mariner Energy, Inc.†	27,131	339,409
Penn Virginia Corp.	82,353	1,492,236
TransGlobe Energy Corp.†	26,100	92,916
Warren Resources, Inc.†	45,500	108,745

		9,118,771

Oil Field Machinery & Equipment — 2.5%
Bolt Technology Corp.†	28,200	308,790
Complete Production Services, Inc.†#	222,122	2,307,848
Dresser - Rand Group, Inc.†	60,485	1,698,419
Gulf Island Fabrication, Inc.	6,500	142,935
Lufkin Industries, Inc.	28,397	1,708,647
Natural Gas Services Group, Inc.†	11,400	199,386

		6,366,025

Oil Refining & Marketing — 0.0%
Holly Corp.#	4,600	117,070

Oil - Field Services — 1.0%
Boots & Coots, Inc.†	88,800	126,984
Key Energy Services, Inc.†	12,700	96,774
Oceaneering International, Inc.†#	33,284	1,818,305
SEACOR Holdings, Inc.†#	7,400	566,840
Union Drilling, Inc.†	6,500	38,870

		2,647,773

Paper & Related Products — 0.0%
KapStone Paper and Packaging Corp.†	14,700	104,223

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	1,000	26,360
Somanetics Corp.†	6,700	96,011

		122,371

Pharmacy Services — 0.2%
Catalyst Health Solutions, Inc.†	12,400	421,724

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions, Inc.†	4,600	101,936

Physicians Practice Management — 0.0%
Healthways, Inc.†	5,700	97,869

Pollution Control — 0.0%
CECO Environmental Corp.†	26,000	107,900

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	10,600	115,858
Power - One, Inc.†	79,400	292,192

		408,050

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	8,000	236,000
Multi - Color Corp.	11,250	124,087

		360,087

Publishing - Books — 0.1%
Scholastic Corp.	15,115	381,049

Publishing - Periodicals — 0.0%
Primedia, Inc.	17,793	55,870

Quarrying — 0.9%
Compass Minerals International, Inc.#	34,364	2,236,753

Radio — 0.0%
Cumulus Media, Inc., Class A†	2,028	4,563

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc.#	24,963	$1,407,164
CBL & Associates Properties, Inc.	33,400	309,284
Cousins Properties, Inc.	21,842	157,262
DiamondRock Hospitality Co.†	48,100	386,724
EastGroup Properties, Inc.	11,400	432,288
Equity One, Inc.#	18,100	292,315
Essex Property Trust, Inc.#	1,600	127,600
LaSalle Hotel Properties#	117,140	2,182,318
Parkway Properties, Inc.	10,500	196,035
Senior Housing Properties Trust	70,333	1,460,817
SL Green Realty Corp.#	11,400	506,388
Universal Health Realty Income Trust	40,594	1,245,424

		8,703,619

Real Estate Management/Services — 0.1%
Colony Financial, Inc.†	6,900	129,927

Real Estate Operations & Development — 0.1%
Starwood Property Trust, Inc.	10,700	207,580
Stratus Properties, Inc.†	7,600	72,504

		280,084

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.†	67,300	148,060

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	63,819
H&E Equipment Services, Inc.†#	25,000	231,500

		295,319

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	37,200	90,396

Retail - Apparel/Shoe — 2.1%
American Eagle Outfitters, Inc.	12,200	187,636
AnnTaylor Stores Corp.†#	37,250	520,755
Christopher & Banks Corp.	14,900	85,079
Gymboree Corp.†	2,600	103,792
Hot Topic, Inc.†	28,300	162,442
J Crew Group, Inc.†	52,418	2,242,966
Phillips - Van Heusen Corp.	53,217	2,128,680

		5,431,350

Retail - Appliances — 0.0%
Hhgregg, Inc.†#	2,100	40,635

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	4,900	15,239

Retail - Automobile — 0.0%
Group 1 Automotive, Inc.†#	4,700	118,628

Retail - Bookstores — 0.0%
Books - A - Million, Inc.	8,776	62,046

Retail - Convenience Store — 0.5%
The Pantry, Inc.†	83,542	1,234,751

Retail - Discount — 0.7%
Citi Trends, Inc.†#	57,456	1,567,400
HSN, Inc.†	11,700	209,664

		1,777,064

Retail - Home Furnishings — 0.1%
Kirkland’s, Inc.†	17,100	260,433

Retail - Jewelry — 0.1%
Tiffany & Co.	4,800	204,864

Security Description	Shares	Market Value (Note 2)

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	30,700	$214,900

Retail - Mail Order — 0.1%
Sport Supply Group, Inc.	27,600	295,872

Retail - Restaurants — 3.2%
BJ’s Restaurants, Inc.†#	10,600	180,942
Brinker International, Inc.	111,708	1,541,570
Caribou Coffee Co., Inc.†	21,600	181,872
Carrols Restaurant Group, Inc.†	27,500	182,050
DineEquity, Inc.†#	52,215	1,112,702
Einstein Noah Restaurant Group, Inc.†	4,310	42,798
Famous Dave’s of America, Inc.†	16,700	97,528
Luby’s, Inc.†	25,300	89,815
Panera Bread Co., Class A†	6,600	415,536
Papa John’s International, Inc.†	52,195	1,154,553
PF Chang’s China Bistro, Inc.†#	7,800	254,436
Red Robin Gourmet Burgers, Inc.†	5,700	88,977
Sonic Corp.†#	160,229	1,544,608
Texas Roadhouse, Inc., Class A†#	120,210	1,235,759
The Cheesecake Factory, Inc.†#	16,000	301,280

		8,424,426

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	13,500	255,285
Zumiez, Inc.†	19,200	209,856

		465,141

Savings & Loans/Thrifts — 0.7%
Clifton Savings Bancorp, Inc.	14,000	124,320
First Niagara Financial Group, Inc.	2,600	34,294
Louisiana Bancorp, Inc.†	6,700	95,475
MutualFirst Financial, Inc.	18,500	120,805
NewAlliance Bancshares, Inc.	18,500	217,930
OceanFirst Financial Corp.	11,600	117,508
Pacific Premier Bancorp, Inc.†(5)	12,600	42,588
Pulaski Financial Corp.	16,500	111,705
Rome Bancorp, Inc.	19,500	159,120
Teche Holding Co.	1,600	50,720
United Community Financial Corp.†	92,900	147,711
United Financial Bancorp, Inc.	20,087	257,917
Westfield Financial, Inc.	16,800	138,936
WSFS Financial Corp.	3,800	101,346

		1,720,375

Schools — 0.0%
American Public Education, Inc.†#	1,000	32,030
Corinthian Colleges, Inc.†#	4,100	60,762
Grand Canyon Education, Inc.†#	1,000	19,170

		111,962

Seismic Data Collection — 0.1%
ION Geophysical Corp.†	20,700	112,608
T.G.C. Industries, Inc.†	35,075	141,001

		253,609

Semiconductor Components - Integrated Circuits — 0.0%
Emulex Corp.†	8,000	77,920

Semiconductor Equipment — 1.3%
ATMI, Inc.†	83,151	1,292,998
Formfactor, Inc.†	2,700	45,765
Mattson Technology, Inc.†	7,200	17,712
MKS Instruments, Inc.†	94,889	1,437,568
Photronics, Inc.†	10,500	42,420
Rudolph Technologies, Inc.†	20,100	130,650

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment (continued)
Semitool, Inc.†	6,600	$72,402
Trio Tech International†	15,800	44,398
Veeco Instruments, Inc.†#	6,900	188,439

		3,272,352

Steel Pipe & Tube — 1.4%
Northwest Pipe Co.†#	41,458	1,047,644
Valmont Industries, Inc.#	33,892	2,597,483

		3,645,127

Steel - Producers — 0.1%
General Steel Holdings, Inc.†	34,704	139,163

Steel - Specialty — 0.0%
China Precision Steel, Inc.†	51,200	110,080

Telecom Equipment - Fiber Optics — 0.2%
Finisar Corp.†#	25,574	232,723
Harmonic, Inc.†	5,800	29,348
KVH Industries, Inc.†	14,357	173,289

		435,360

Telecom Services — 0.6%
Knology, Inc.†	16,800	165,648
NeuStar, Inc., Class A†#	6,000	140,400
NTELOS Holdings Corp.	42,581	715,787
Premiere Global Services, Inc.†	21,900	165,564
TW Telecom, Inc.†	21,100	307,005

		1,494,404

Telecommunication Equipment — 1.5%
Adtran, Inc.#	19,800	418,374
Arris Group, Inc.†	190,664	1,904,733
Communications Systems, Inc.	11,400	129,390
Comtech Telecommunications Corp.†#	45,320	1,302,497
Network Equipment Technologies, Inc.†	26,700	91,581
Sonus Networks, Inc.†	26,500	57,770

		3,904,345

Telephone - Integrated — 1.3%
Alaska Communications Systems Group, Inc.#	177,430	1,297,013
Cincinnati Bell, Inc.†	561,359	1,672,850
HickoryTech Corp.	35,200	288,288
SureWest Communications†	17,700	154,167

		3,412,318

Textile - Apparel — 0.0%
Unifi, Inc.†	36,000	109,800

Textile - Products — 0.1%
Culp, Inc.†	46,000	289,800

Therapeutics — 0.2%
AVANIR Pharmaceuticals, Class A†	13,900	23,213
AVI BioPharma, Inc.†	90,900	129,078
BioMarin Pharmaceutical, Inc.†#	7,400	122,174
Onyx Pharmaceuticals, Inc.†	3,400	97,274
Theravance, Inc.†#	3,800	50,008

		421,747

Transactional Software — 0.1%
Bottomline Technologies, Inc.†	11,200	180,208
SXC Health Solutions Corp.†	1,600	81,104

		261,312

Transport - Marine — 0.5%
DryShips, Inc.†#	193,096	1,181,747

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Transport - Services — 0.1%
Dynamex, Inc.†	6,400	$111,360
UTi Worldwide, Inc.	14,700	192,129

		303,489

Transport - Truck — 2.2%
Celadon Group, Inc.†	13,600	130,152
Heartland Express, Inc.#	1,465	21,609
Knight Transportation, Inc.#	33,875	576,214
Landstar System, Inc.	53,447	1,994,642
Marten Transport, Ltd.†	70,861	1,194,716
Old Dominion Freight Lines, Inc.†	58,348	1,545,055
Patriot Transportation Holding, Inc.†	3,300	308,451

		5,770,839

Travel Services — 0.1%
Universal Travel Group†	14,100	147,627

Vitamins & Nutrition Products — 0.0%
Omega Protein Corp.†	23,100	90,783

Water — 0.3%
Artesian Resources Corp. Class A	7,400	123,950
Cascal NV#	89,867	520,330
Southwest Water Co.	20,300	119,770

		764,050

Web Portals/ISP — 0.1%
Local.com Corp.†	34,400	184,384

Wire & Cable Products — 1.0%
Belden, Inc.	62,145	1,374,648
General Cable Corp.†	37,684	1,106,402

		2,481,050

Wireless Equipment — 0.2%
Aruba Networks, Inc.†#	3,300	26,400
Globecomm Systems, Inc.†	14,300	114,543
SBA Communications Corp., Class A†#	4,800	153,792
Telestone Technologies Corp.†	8,400	108,696
Tessco Technologies, Inc.	10,700	167,562

		570,993

Total Common Stock
(cost $275,776,554)		255,299,287

PREFERRED STOCK — 0.2%
Banks - Commercial — 0.1%
East West Bancorp, Inc. Series A 8.00%(1)(2)(5)	114	173,811

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd. 8.50%	3,300	309,276

Total Preferred Stock
(cost $279,000)		483,087

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/15 (cost $76,000)	$76,000	103,892

Total Long-Term Investment Securities
(cost $276,131,554)		255,886,266

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 22.7%
Collective Investment Pool — 20.6%
Securities Lending Quality Trust(3)(7)	53,742,208	$53,438,612

Registered Investment Companies — 0.5%
T. Rowe Price Reserve Investment Fund	1,365,810	1,365,810

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$4,154,000	4,154,000

Total Short-Term Investment Securities
(cost $59,262,017)		58,958,422

TOTAL INVESTMENTS
(cost $335,393,571)(4)	121.3%	314,844,688
Liabilities in excess of other assets	(21.3)	(55,356,337)

NET ASSETS —	100.0%	$259,488,351

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 2.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
East West Bancorp, Inc. Common Stock	11/17/09	6,600	$59,664	$91,479	$13.86	0.04%
East West Bancorp, Inc Series A 8.00% Preferred Stock	11/06/09	114	114,000	173,811	1,524.66	0.07%

				$265,290		0.11%

(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $307,878 representing 0.1% of net assets.
(6)	Fair valued security. Security is classified as Level 3 disclosure based on the security valuation input; see Note 2.
(7)	At November 30, 2009, the Fund had loaned securities with a total value of $52,655,938. This was secured by collateral of $53,742,208, which was received in cash and subsequently invested in short-term investments currently valued at $53,438,612 as reported in the portfolio of investments. The remaining collateral of $23,925 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes	1.38% to 4.88%	01/15/10 to 02/29/16

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$12,892,079	$91,479	$–	$12,983,558
Other Industries*	242,315,729	–	0	242,315,729
Preferred Stock	–	483,087	–	483,087
Convertible Bonds & Notes	–	103,892	–	103,892
Short-Term Investment Securities:
Collective Investment Pool	–	53,438,612	–	53,438,612
Registered Investment Companies	–	1,365,810	–	1,365,810
Time Deposit	–	4,154,000	–	4,154,000

Total	$255,207,808	$59,636,880	$0	$314,844,688

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$1,394
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	9,874
Net purchases (sales)	0
Transfers in and/or out of Level 3	(11,268)

Balance as of 11/30/2009	$0

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.5%
Real Estate Investment Trusts	6.0
Banks — Commercial	5.7
Medical — Biomedical/Gene	2.6
Commercial Paper	2.6
Oil Companies — Exploration & Production	1.9
Retail — Apparel/Shoe	1.9
Electric — Integrated	1.8
Medical — Drugs	1.5
Insurance — Property/Casualty	1.5
Enterprise Software/Service	1.5
Networking Products	1.4
Electronic Components — Semiconductors	1.4
Medical Products	1.3
Retail — Restaurants	1.3
Medical Instruments	1.3
Gas — Distribution	1.2
Diversified Manufacturing Operations	1.2
Finance — Investment Banker/Broker	1.2
Distribution/Wholesale	1.2
Chemicals — Specialty	1.2
Savings & Loans/Thrifts	1.1
Commercial Services	1.0
Investment Companies	0.9
Telecommunication Equipment	0.9
Computer Services	0.9
Human Resources	0.9
Commercial Services — Finance	0.8
Consulting Services	0.8
Semiconductor Equipment	0.8
Aerospace/Defense — Equipment	0.8
Food — Misc.	0.8
Airlines	0.8
Therapeutics	0.8
Insurance — Reinsurance	0.8
Computers — Integrated Systems	0.7
Oil — Field Services	0.7
Medical — HMO	0.7
Metal Processors & Fabrication	0.7
Consumer Products — Misc.	0.7
Telecom Services	0.7
Footwear & Related Apparel	0.7
Apparel Manufacturers	0.7
Paper & Related Products	0.7
Semiconductor Components — Integrated Circuits	0.6
Transport — Truck	0.6
Transport — Marine	0.6
Medical Information Systems	0.6
Chemicals — Diversified	0.6
Auto/Truck Parts & Equipment — Original	0.6
Electronic Components — Misc.	0.6
Machinery — General Industrial	0.5
Data Processing/Management	0.5
Transactional Software	0.5
Schools	0.5
Wireless Equipment	0.5
Building & Construction Products — Misc.	0.5
Rental Auto/Equipment	0.5
Repurchase Agreements	0.5
Medical — Outpatient/Home Medical	0.5
Oil Field Machinery & Equipment	0.4
Aerospace/Defense	0.4
Insurance — Life/Health	0.4
Applications Software	0.4
Instruments — Scientific	0.4
E-Commerce/Products	0.4
Internet Application Software	0.4
Financial Guarantee Insurance	0.4
Industrial Automated/Robotic	0.4

Machinery — Electrical	0.4
Physical Therapy/Rehabilitation Centers	0.4
Lasers — System/Components	0.4
Water	0.4
Home Furnishings	0.4
Office Furnishings — Original	0.4
Cosmetics & Toiletries	0.3
Internet Infrastructure Software	0.3
Food — Retail	0.3
Electric Products — Misc.	0.3
Food — Wholesale/Distribution	0.3
Engineering/R&D Services	0.3
Identification Systems	0.3
Casino Services	0.3
U.S. Government Treasuries	0.3
E-Marketing/Info	0.3
Real Estate Operations & Development	0.3
Transport — Services	0.3
Telephone — Integrated	0.3
Oil & Gas Drilling	0.3
Diagnostic Equipment	0.3
Instruments — Controls	0.3
Building — Residential/Commercial	0.3
E-Services/Consulting	0.3
Finance — Consumer Loans	0.3
Internet Security	0.3
Hazardous Waste Disposal	0.3
Containers — Paper/Plastic	0.3
Medical — Nursing Homes	0.3
Building — Heavy Construction	0.2
Web Hosting/Design	0.2
Filtration/Separation Products	0.2
Retail — Discount	0.2
Computers — Periphery Equipment	0.2
Power Converter/Supply Equipment	0.2
Retail — Pawn Shops	0.2
Computers — Memory Devices	0.2
Tobacco	0.2
Computers	0.2
Audio/Video Products	0.2
Patient Monitoring Equipment	0.2
Retail — Convenience Store	0.2
Retail — Automobile	0.2
Drug Delivery Systems	0.2
Telecom Equipment — Fiber Optics	0.2
Medical Sterilization Products	0.2
Building & Construction — Misc.	0.2
Intimate Apparel	0.2
Coal	0.2
Investment Management/Advisor Services	0.2
Diagnostic Kits	0.2
Precious Metals	0.2
Diversified Operations/Commercial Services	0.2
Computer Aided Design	0.2
Hotels/Motels	0.2
Wire & Cable Products	0.2
Computer Software	0.2
Electronic Measurement Instruments	0.2
Retail — Gardening Products	0.2
Building — Maintance & Services	0.2
Retail — Sporting Goods	0.2
Pharmacy Services	0.2
Finance — Other Services	0.2
Medical — Generic Drugs	0.2
Energy — Alternate Sources	0.2
Environmental Consulting & Engineering	0.2
Broadcast Services/Program	0.2
Retail — Petroleum Products	0.2
Metal — Diversified	0.2
Containers — Metal/Glass	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Chemicals — Plastics	0.2%
Printing — Commercial	0.2
Educational Software	0.2
Satellite Telecom	0.2
Non — Ferrous Metals	0.2
Transport — Equipment & Leasing	0.2
Advanced Materials	0.2
Dental Supplies & Equipment	0.2
Superconductor Product & Systems	0.2
Web Portals/ISP	0.2
Alternative Waste Technology	0.2
Recreational Vehicles	0.2
Batteries/Battery Systems	0.2
Multilevel Direct Selling	0.2
Food — Canned	0.2
Internet Connectivity Services	0.2
Miscellaneous Manufacturing	0.2
Auction Houses/Art Dealers	0.1
Physicians Practice Management	0.1
Disposable Medical Products	0.1
Private Corrections	0.1
Resorts/Theme Parks	0.1
Entertainment Software	0.1
Circuit Boards	0.1
Theaters	0.1
Transport — Rail	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Insurance — Multi-line	0.1
Internet Content — Information/News	0.1
Retail — Perfume & Cosmetics	0.1
Agricultural Operations	0.1
Research & Development	0.1
Internet Infrastructure Equipment	0.1
Photo Equipment & Supplies	0.1
Cellular Telecom	0.1
Leisure Products	0.1
Retail — Regional Department Stores	0.1
Rubber — Tires	0.1
Steel Pipe & Tube	0.1
Metal — Aluminum	0.1
Linen Supply & Related Items	0.1
Medical Labs & Testing Services	0.1
Internet Telephone	0.1
Recreational Centers	0.1
Electronic Security Devices	0.1
Communications Software	0.1
Engines — Internal Combustion	0.1
Retail — Hair Salons	0.1
Retail — Fabric Store	0.1
E-Commerce/Services	0.1
Gambling (Non-Hotel)	0.1
Seismic Data Collection	0.1
Diversified Minerals	0.1
Building Products — Cement	0.1
Electronic Design Automation	0.1
Poultry	0.1
Office Supplies & Forms	0.1
Retail — Office Supplies	0.1
Internet Incubators	0.1
Environmental Monitoring & Detection	0.1
Travel Services	0.1
Machinery — Material Handling	0.1
Retail — Major Department Stores	0.1
Retail — Home Furnishings	0.1
Vitamins & Nutrition Products	0.1
Finance — Leasing Companies	0.1
Mining	0.1
Publishing — Books	0.1
Building Products — Wood	0.1

Television	0.1
Medical Imaging Systems	0.1
Building Products — Air & Heating	0.1
Beverages — Non-alcoholic	0.1
Building — Mobile Home/Manufactured Housing	0.1
Transport — Air Freight	0.1
Advertising Services	0.1
Food — Confectionery	0.1
Auto Repair Centers	0.1
Coffee	0.1
Oil Refining & Marketing	0.1
Machinery — Pumps	0.1
Retirement/Aged Care	0.1
Decision Support Software	0.1
Insurance Brokers	0.1
Storage/Warehousing	0.1
Racetracks	0.1
Protection/Safety	0.1
Metal Products — Distribution	0.1
Machinery — Farming	0.1
Casino Hotels	0.1
Firearms & Ammunition	0.1
Direct Marketing	0.1
Marine Services	0.1
Medical Laser Systems	0.1
Golf	0.1
Machinery — Construction & Mining	0.1
Multimedia	0.1
Toys	0.1
Veterinary Diagnostics	0.1
Software Tools	0.1
Retail — Misc./Diversified	0.1
MRI/Medical Diagnostic Imaging	0.1
Forestry	0.1

117.4%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.5%
Advanced Materials — 0.2%
Ceradyne, Inc.†	21,069	$356,277
Hexcel Corp.†	78,859	831,962

		1,188,239

Advertising Services — 0.1%
inVentiv Health, Inc.†	27,323	432,796
Marchex, Inc., Class B	16,089	74,653

		507,449

Aerospace/Defense — 0.4%
Aerovironment, Inc.†	10,853	311,915
Cubic Corp.	12,752	444,025
Esterline Technologies Corp.†	24,252	979,538
Herley Industries, Inc.†	11,076	128,039
National Presto Industries, Inc.#	3,914	364,667
Teledyne Technologies, Inc.†#	29,429	986,460

		3,214,644

Aerospace/Defense - Equipment — 0.8%
AAR Corp.†	31,610	589,843
Argon ST, Inc.†	11,034	198,391
Astronics Corp.†	7,551	59,502
Curtiss - Wright Corp.	36,941	1,051,341
Ducommun, Inc.	8,535	159,178
GenCorp, Inc.†	41,143	321,327
HEICO Corp.	18,868	706,606
Kaman Corp.#	20,943	474,359
LMI Aerospace, Inc.†	7,012	74,678
Moog, Inc., Class A†	37,001	977,196
Orbital Sciences Corp.†	46,084	577,432
Triumph Group, Inc.	13,615	653,384

		5,843,237

Agricultural Chemicals — 0.0%
China Green Agriculture, Inc.†#	8,147	130,352

Agricultural Operations — 0.1%
Alico, Inc.#	2,907	75,611
Andersons, Inc.	14,867	388,475
Cadiz, Inc.†#	10,219	132,234
Griffin Land and Nurseries, Inc.	2,669	74,038
Tejon Ranch Co.†	8,862	235,818

		906,176

Airlines — 0.8%
AirTran Holdings, Inc.†#	109,911	452,833
Alaska Air Group, Inc.†	29,723	888,718
Allegiant Travel Co.†#	12,530	516,612
Hawaiian Holdings, Inc.†	42,150	263,437
JetBlue Airways Corp.†#	206,907	1,140,058
Republic Airways Holdings, Inc.†	28,140	191,633
Skywest, Inc.	45,449	668,555
UAL Corp.†#	136,447	1,058,829
US Airways Group, Inc.†#	131,551	485,423

		5,666,098

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†#	44,701	625,367
Darling International, Inc.†	67,159	478,172

		1,103,539

Apparel Manufacturers — 0.7%
American Apparel, Inc.†#	26,632	78,831
Carter’s, Inc.†	46,308	1,007,199
Columbia Sportswear Co.	9,386	360,610
G-III Apparel Group, Ltd.†#	10,651	180,748

Security Description	Shares	Market Value (Note 2)

Apparel Manufacturers (continued)
Jones Apparel Group, Inc.	69,757	$1,182,381
Maidenform Brands, Inc.†	15,407	223,247
Oxford Industries, Inc.#	10,268	220,249
Quiksilver, Inc.†	104,631	183,104
True Religion Apparel, Inc.†	20,699	381,690
Under Armour, Inc., Class A†#	27,054	692,582
Volcom, Inc.†#	15,410	241,937

		4,752,578

Applications Software — 0.4%
Actuate Corp.†	36,512	147,143
American Reprographics Co.†	29,705	165,160
Callidus Software, Inc†#	21,078	58,386
China TransInfo Technology Corp.†	7,071	52,467
Deltek, Inc.†	14,963	113,868
Ebix, Inc.†#	5,528	286,958
EPIQ Systems, Inc.†#	26,443	342,437
inContact, Inc.†	22,114	51,083
NetSuite, Inc.†#	13,628	190,247
Progress Software Corp.†	32,587	785,021
Quest Software, Inc.†	49,936	840,423
Unica Corp.†#	11,612	78,962

		3,112,155

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A#	21,388	186,717

Auction Houses/Art Dealers — 0.1%
Sotheby’s#	54,717	1,037,982
Spectrum Group International, Inc.†	896	2,186

		1,040,168

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	14,064	103,652
DTS, Inc.†	14,199	427,958
TiVo, Inc.†#	85,344	844,905
Universal Electronics, Inc.†	11,123	239,256

		1,615,771

Auto Repair Centers — 0.1%
Midas, Inc.†	11,455	83,507
Monro Muffler Brake, Inc.	13,628	408,567

		492,074

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†#	57,138	294,832

Auto/Truck Parts & Equipment - Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†#	35,255	220,344
Amerigon, Inc.†#	17,466	115,800
ArvinMeritor, Inc.†#	60,433	490,112
China Automotive Systems, Inc.†#	3,526	68,228
Dana Holding Corp.†	113,773	828,267
Fuel Systems Solutions, Inc.†	11,187	539,661
Miller Industries, Inc.†	8,221	90,431
Modine Manufacturing Co.†	38,227	406,353
Spartan Motors, Inc.#	26,506	137,301
Superior Industries International, Inc.#	18,886	270,447
Tenneco, Inc.†	38,595	556,540
Titan International, Inc.#	28,750	238,050
Wonder Auto Technology, Inc.†	12,002	143,064

		4,104,598

Auto/Truck Parts & Equipment - Replacement — 0.1%
ATC Technology Corp.†	16,152	355,667
Dorman Products, Inc.†	9,270	137,103

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Exide Technologies†	40,999	$307,493
Standard Motor Products, Inc.†	12,790	114,982

		915,245

Banks - Commercial — 5.7%
1st Source Corp.	12,270	174,234
Alliance Financial Corp.#	3,352	94,593
American National Bankshares, Inc.#	4,983	101,205
Ameris Bancorp#	11,181	73,906
Ames National Corp.#	5,340	103,222
Arrow Financial Corp.#	7,647	193,316
Auburn National Bancorporation, Inc.#	1,916	37,190
Bancfirst Corp.#	5,335	200,329
Banco Latinoamericano de Exportaciones SA, Class E	22,373	312,327
Bancorp Rhode Island, Inc.#	2,975	75,030
Bancorp, Inc.†	16,326	94,854
Bank Mutual Corp.	38,292	268,427
Bank of Kentucky Financial Corp.#	2,517	50,265
Bank of Marin Bancorp	4,224	137,280
Bank of the Ozarks, Inc.#	10,637	282,731
BankFinancial Corp.	17,520	164,513
Banner Corp.#	13,708	38,245
Bar Harbor Bankshares	2,345	62,963
Bridge Bancorp, Inc.	5,076	107,002
Bryn Mawr Bank Corp.#	5,671	85,235
Camden National Corp.#	6,242	191,380
Capital City Bank Group, Inc.#	9,684	118,823
Cardinal Financial Corp.	23,119	195,818
Cass Information Systems, Inc.#	6,728	189,461
Cathay General Bancorp#	44,284	345,858
Center Bancorp, Inc.#	10,082	86,100
Centerstate Banks of Florida, Inc.	15,166	125,120
Central Pacific Financial Corp.†#	23,478	19,017
Century Bancorp, Inc. Class A	2,868	60,142
Chemical Financial Corp.#	17,368	408,669
Citizens & Northern Corp.	7,333	64,164
Citizens Holding Co.#	3,244	68,838
Citizens Republic Bancorp†#	322,222	180,444
City Holding Co.#	13,039	425,332
CNB Financial Corp.	7,054	114,345
CoBiz Financial, Inc.	23,964	101,847
Columbia Banking System, Inc.#	22,939	336,515
Community Bank Systems, Inc.#	26,745	496,387
Community Trust Bancorp, Inc.	12,362	289,765
CVB Financial Corp.#	69,343	537,408
Eagle Bancorp, Inc.†	12,357	120,728
East West Bancorp, Inc.	74,865	1,092,280
Enterprise Bancorp, Inc.	4,123	43,704
Enterprise Financial Services Corp.#	9,288	71,239
F.N.B. Corp.#	93,093	606,035
Farmers Capital Bank Corp.#	5,244	49,084
Financial Institutions, Inc.	8,826	98,675
First Bancorp#	12,025	156,445
First Bancorp, Inc.#	7,113	106,908
First BanCorp. Puerto Rico#	65,618	101,708
First Busey Corp.	33,469	109,778
First California Financial Group, Inc.†#	4,609	16,085
First Commonwealth Financial Corp.#	69,477	295,277
First Community Bancshares, Inc.	11,492	126,297
First Financial Bancorp	42,014	558,366
First Financial Bankshares, Inc.#	16,995	880,001
First Financial Corp.#	9,643	275,886
First Financial Service Corp.#	3,298	27,637
First Merchants Corp.#	17,200	103,028

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
First Midwest Bancorp, Inc.#	44,763	$466,878
First of Long Island Corp.	4,414	106,157
First South Bancorp, Inc.#	6,657	67,036
FirstMerit Corp.	67,428	1,412,617
German American Bancorp, Inc.	9,045	154,579
Glacier Bancorp, Inc.#	50,245	657,205
Great Southern Bancorp, Inc.#	8,200	184,336
Guaranty Bancorp†#	42,855	43,712
Hampton Roads Bankshares, Inc.#	15,062	31,329
Hancock Holding Co.#	23,091	955,967
Harleysville National Corp.#	35,211	209,153
Heartland Financial USA, Inc.#	10,781	142,201
Heritage Financial Corp.	7,499	95,537
Home Bancshares, Inc.#	14,301	327,350
IBERIABANK Corp.	16,801	953,121
Independent Bank Corp.#	17,082	349,327
International Bancshares Corp.	42,589	714,218
Lakeland Bancorp, Inc.#	16,709	101,591
Lakeland Financial Corp.	10,142	172,820
MainSource Financial Group, Inc.#	16,448	86,681
MB Financial, Inc.#	41,006	764,762
Merchants Bancshares, Inc.	3,903	90,315
Metro Bancorp, Inc.†	7,851	83,770
MidSouth Bancorp, Inc.#	3,743	50,231
Nara BanCorp., Inc.	26,968	272,647
National Bankshares, Inc.	5,660	147,896
National Penn Bancshares, Inc.	103,229	569,824
NBT Bancorp, Inc.#	27,979	576,088
Northrim BanCorp, Inc.	5,172	83,114
Norwood Financial Corp.#	1,530	39,658
Ohio Valley Banc Corp.#	3,254	72,271
Old National Bancorp#	71,207	828,850
Old Point Financial Corp.#	1,639	25,159
Old Second Bancorp, Inc.#	8,752	49,011
Oriental Financial Group, Inc.	19,789	191,953
Orrstown Financial Services, Inc.#	4,183	138,248
Pacific Capital Bancorp#	38,132	35,844
Pacific Continental Corp.	15,024	154,897
PacWest Bancorp.#	21,767	400,513
Park National Corp.#	8,981	537,154
Peapack Gladstone Financial Corp.	7,119	82,438
Penns Woods Bancorp, Inc.#	3,131	98,783
Peoples Bancorp, Inc.#	8,542	77,220
Peoples Financial Corp.#	3,091	49,147
Pinnacle Financial Partners, Inc.†#	26,899	317,677
Porter Bancorp, Inc.	2,295	33,576
Premierwest Bancorp#	17,702	24,252
PrivateBancorp, Inc.	28,512	281,984
Prosperity Bancshares, Inc.#	37,662	1,500,077
Renasant Corp.#	17,213	244,941
Republic Bancorp, Inc., Class A#	7,660	144,468
Republic First Bancorp, Inc.†#	5,857	22,725
S&T Bancorp, Inc.#	19,224	306,623
S.Y. Bancorp, Inc.#	9,349	203,995
Sandy Spring Bancorp, Inc.#	13,437	125,098
Santander Bancorp†#	3,543	40,390
SCBT Financial Corp.#	10,326	268,476
Shore Bancshares, Inc.#	6,866	99,832
Sierra Bancorp#	7,167	53,323
Signature Bank†#	33,158	1,027,235
Simmons First National Corp., Class A#	11,448	289,749
Smithtown Bancorp, Inc.	11,974	76,514
Southside Bancshares, Inc.	10,756	220,498
Southwest Bancorp, Inc.	11,954	80,092

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
State Bancorp, Inc.#	11,917	$88,067
StellarOne Corp.#	18,543	187,099
Sterling Bancorp	14,790	100,572
Sterling Bancshares, Inc.	67,285	337,771
Sterling Financial Corp.†#	42,804	25,682
Suffolk Bancorp#	7,841	211,158
Sun Bancorp, Inc.†#	11,076	39,763
Susquehanna Bancshares, Inc.#	70,447	404,366
SVB Financial Group†#	26,938	1,019,873
Texas Capital Bancshares, Inc.†	29,091	422,401
The South Financial Group, Inc.#	175,927	107,315
Tompkins Trustco, Inc.#	6,742	269,006
Tower Bancorp, Inc.	3,893	74,590
Townebank Portsmouth VA#	17,158	207,612
TriCo Bancshares#	11,371	197,059
Trustco Bank Corp. NY#	62,259	383,515
Trustmark Corp.#	46,869	898,010
UMB Financial Corp.	26,304	1,033,747
Umpqua Holdings Corp.#	70,884	833,596
Union Bankshares Corp.	14,973	176,681
United Bankshares, Inc.#	31,192	533,383
United Community Banks, Inc.†	67,037	259,433
United Security Bancshares, Inc.	4,916	80,524
Univest Corp. of Pennsylvania#	13,431	217,448
Washington Banking Co.	7,789	77,968
Washington Trust Bancorp, Inc.#	11,441	169,899
Webster Financial Corp.	55,648	708,399
WesBanco, Inc.	18,793	242,618
West Bancorp, Inc.#	12,723	62,724
Westamerica Bancorporation#	23,844	1,268,501
Western Alliance Bancorp†	37,450	148,677
Wilber Corp.	4,744	32,164
Wilshire Bancorp, Inc.#	15,737	110,316
Wintrust Financial Corp.#	19,582	508,545
Yadkin Valley Financial Corp.#	13,176	47,565

		41,350,641

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.#	55,377	259,718

Batteries/Battery Systems — 0.2%
Advanced Battery Technologies, Inc.†#	45,341	157,333
China BAK Battery, Inc.†#	33,915	102,763
EnerSys†	32,957	750,101
Ultralife Corp.†#	9,863	36,296
Valence Technology, Inc.†#	41,011	43,882

		1,090,375

Beverages - Non - alcoholic — 0.1%
Coca - Cola Bottling Co.	3,435	162,613
Heckmann Corp.†	65,352	282,974
National Beverage Corp.†	8,868	95,331

		540,918

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	7,186	302,459

Broadcast Services/Program — 0.2%
Acacia Research - Acacia Technologies†#	26,111	197,138
CKX, Inc.†	47,454	259,099
Crown Media Holdings, Inc., Class A†#	8,901	13,707
DG FastChannel, Inc.†	16,937	456,452
Fisher Communications, Inc.†	4,746	76,411
World Wrestling Entertainment, Inc.#	17,859	286,994

		1,289,801

Security Description	Shares	Market Value (Note 2)

Building & Construction Products - Misc. — 0.5%
Broadwind Energy, Inc.†#	25,630	$183,255
Builders FirstSource, Inc.†#	13,253	50,494
Drew Industries, Inc.†	14,998	290,211
Gibraltar Industries, Inc.	22,044	330,219
Interline Brands, Inc.†	26,508	445,865
Louisiana - Pacific Corp.†#	102,553	639,931
NCI Building Systems, Inc.†	73,647	136,983
Quanex Building Products Corp.	30,757	498,571
Simpson Manufacturing Co., Inc.#	31,133	773,966
Trex Co., Inc.†#	12,584	225,631

		3,575,126

Building & Construction - Misc. — 0.2%
Dycom Industries, Inc.†	31,856	248,158
Insituform Technologies, Inc., Class A†	31,722	656,645
Layne Christensen Co.†	15,889	413,432
MYR Group, Inc.†	14,074	219,836

		1,538,071

Building Products - Air & Heating — 0.1%
AAON, Inc.#	10,191	193,017
Comfort Systems USA, Inc.	31,592	359,833

		552,850

Building Products - Cement — 0.1%
Texas Industries, Inc.	19,280	669,787
US Concrete, Inc.†#	27,116	19,253

		689,040

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.#	22,798	312,105

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	15,346	111,105

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	15,666	563,036

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	27,989	838,831
Orion Marine Group, Inc.†#	21,859	404,173
Sterling Construction Co., Inc.†	10,787	186,615
Tutor Perini Corp.†#	21,044	349,751

		1,779,370

Building - Maintance & Services — 0.2%
ABM Industries, Inc.#	37,541	691,881
Integrated Electrical Services, Inc.†	4,859	33,090
Rollins, Inc.	35,817	636,468

		1,361,439

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	5,315	189,692
Skyline Corp.	5,572	91,771
Winnebago Industries, Inc.†#	23,752	257,709

		539,172

Building - Residential/Commercial — 0.3%
Amrep Corp.†#	1,038	13,992
Beazer Homes USA, Inc.†#	32,060	137,858
Brookfield Homes Corp.†#	7,828	45,794
China Housing & Land Development, Inc.†#	20,970	91,639
Hovnanian Enterprises, Inc., Class A†#	42,358	166,467
M/I Homes, Inc.†	15,018	164,597
Meritage Homes Corp.†	25,594	456,341

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Building - Residential/Commercial (continued)
Ryland Group, Inc.#	35,160	$643,780
Standard - Pacific Corp.†	82,423	262,929

		1,983,397

Cable TV — 0.0%
Mediacom Communications Corp., Class A†	32,077	129,591
Outdoor Channel Holdings, Inc.†#	11,879	69,730

		199,321

Cable/Satellite TV — 0.0%
LodgeNet Interactive Corp.†#	16,526	74,202

Casino Hotels — 0.1%
Ameristar Casinos, Inc.#	20,911	363,433
Monarch Casino & Resort, Inc.†#	7,295	54,567

		418,000

Casino Services — 0.3%
Bally Technologies, Inc.†	44,489	1,847,628
Shuffle Master, Inc.†	43,816	357,977

		2,205,605

Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†	55,915	886,812

Chemicals - Diversified — 0.6%
Aceto Corp.	20,233	105,414
Innophos Holdings, Inc.	14,072	348,563
Innospec, Inc.	19,305	171,621
Olin Corp.	63,650	1,067,411
Rockwood Holdings, Inc.†	40,240	905,802
ShengdaTech, Inc.†#	22,978	145,681
Solutia, Inc.†	97,229	1,047,156
Westlake Chemical Corp.#	15,939	416,805

		4,208,453

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	22,680	203,666

Chemicals - Other — 0.0%
American Vanguard Corp.#	15,965	117,343

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	19,081	311,402
Landec Corp.†	21,433	134,599
PolyOne Corp.†	75,467	541,853
Spartech Corp.	24,965	271,370

		1,259,224

Chemicals - Specialty — 1.2%
Arch Chemicals, Inc.	20,455	548,398
Balchem Corp.	14,977	477,467
Ferro Corp.	36,695	237,417
H.B. Fuller Co.	39,686	808,007
Hawkins, Inc.#	7,119	155,479
ICO, Inc.†	22,511	95,221
Minerals Technologies, Inc.#	15,296	808,241
NewMarket Corp.	8,222	861,008
OM Group, Inc.†	24,967	764,739
Omnova Solutions, Inc.†	35,804	237,022
Quaker Chemical Corp.	8,983	175,079
Sensient Technologies Corp.	39,791	1,008,304
Stepan Co.	5,996	376,069
Symyx Technologies, Inc.†	27,836	118,303
WR Grace & Co.†	58,943	1,347,437
Zep, Inc.	17,606	311,274

		8,329,465

Security Description	Shares	Market Value (Note 2)

Circuit Boards — 0.1%
DDi Corp.†	11,705	$45,181
Multi - Fineline Electronix, Inc.†	8,027	200,113
Park Electrochemical Corp.#	16,722	395,475
TTM Technologies, Inc.†	35,218	365,211

		1,005,980

Coal — 0.2%
International Coal Group, Inc.†	74,165	309,268
James River Coal Co.†#	22,551	413,360
Patriot Coal Corp.†	60,348	739,263
Westmoreland Coal Co.†	8,356	56,403

		1,518,294

Coffee — 0.1%
Diedrich Coffee, Inc.†#	2,460	81,475
Farmer Brothers Co.#	5,462	95,203
Peet’s Coffee & Tea, Inc.†#	9,304	302,938

		479,616

Collectibles — 0.0%
RC2 Corp.†	17,441	238,942

Commerce — 0.0%
i2 Technologies, Inc.†#	13,164	242,218

Commercial Services — 1.0%
Arbitron, Inc.#	21,630	465,694
CoStar Group, Inc.†#	16,234	644,977
CPI Corp.#	4,097	48,549
DynCorp International, Inc., Class A†#	20,207	282,494
ExlService Holdings, Inc.†	12,191	197,738
Healthcare Services Group, Inc.	35,363	696,297
HMS Holdings Corp.†	21,127	934,025
ICT Group, Inc.†	7,482	119,488
Live Nation, Inc.†	68,299	489,021
Mac - Gray Corp.†#	9,359	75,714
Medifast, Inc.†#	10,595	285,853
National Research Corp.#	1,354	28,976
PHH Corp.†	44,428	613,995
Pre-Paid Legal Services, Inc.†#	6,019	229,203
Standard Parking Corp.†	6,112	98,403
StarTek, Inc.†	9,728	67,415
Steiner Leisure, Ltd.†	11,896	470,487
Team, Inc.†	15,387	252,347
TeleTech Holdings, Inc.†	26,511	511,397
The Providence Service Corp.†#	8,620	120,508
Ticketmaster Entertainment, Inc.†	30,767	323,976

		6,956,557

Commercial Services - Finance — 0.8%
Advance America Cash Advance Centers, Inc.	37,466	234,537
Cardtronics, Inc.†	10,922	120,688
CBIZ, Inc.†#	35,798	246,290
Coinstar, Inc.†#	24,659	660,615
Deluxe Corp.	41,747	538,536
Dollar Financial Corp.†	19,675	480,464
Euronet Worldwide, Inc.†	39,736	843,993
Global Cash Access Holdings, Inc.†	30,612	227,753
Heartland Payment Systems, Inc.	30,599	327,103
Jackson Hewitt Tax Service, Inc.#	23,519	97,369
MedQuist, Inc.#	7,485	52,994
Net 1 UEPS Technologies, Inc.†	25,375	474,005
QC Holdings, Inc.	2,796	15,098
Rewards Network, Inc.	5,220	59,769
Riskmetrics Group, Inc.†#	17,974	268,352
TNS, Inc.†#	20,582	515,579

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance (continued)
Tree.com, Inc.†	5,229	$33,727
Wright Express Corp.†	31,330	913,896

		6,110,768

Communications Software — 0.1%
Digi International, Inc.†	20,112	158,684
DivX, Inc.†	26,482	134,528
Seachange International, Inc.†	26,000	145,080
Smith Micro Software, Inc.†#	23,190	146,793
SolarWinds, Inc.†	9,909	183,812

		768,897

Computer Aided Design — 0.2%
Parametric Technology Corp.†	94,652	1,425,459

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	17,697	136,975
Trident Microsystems, Inc.†	51,401	97,148

		234,123

Computer Services — 0.9%
3PAR, Inc.†	22,435	229,959
CACI International, Inc., Class A†	24,473	1,136,037
CIBER, Inc.†	56,124	177,913
Computer Task Group, Inc.†	12,209	75,330
COMSYS IT Partners, Inc.†	12,103	100,818
Dynamics Research Corp.†	7,053	81,109
eLoyalty Corp.†	5,339	37,373
Furmanite Corp.†	29,900	98,072
iGate Corp.	18,549	177,143
Insight Enterprises, Inc.†	37,451	380,128
LivePerson, Inc.†	33,709	213,715
Manhattan Associates, Inc.†	18,819	443,376
Ness Technologies, Inc.†	31,611	159,952
SRA International, Inc.†	34,043	614,476
SYKES Enterprises, Inc.†	28,299	694,740
Syntel, Inc.#	10,511	397,631
Tier Technologies, Inc., Class B†	14,319	109,540
Unisys Corp.†#	34,536	1,108,260
Virtusa Corp.†	10,773	94,479

		6,330,051

Computer Software — 0.2%
Accelrys, Inc.†	22,267	116,679
Avid Technology, Inc.†#	23,040	274,176
Blackbaud, Inc.#	35,794	796,774
Double - Take Software, Inc.†	13,996	123,165
Phoenix Technologies, Ltd.†	28,597	75,210

		1,386,004

Computers — 0.2%
Palm, Inc.†#	135,049	1,473,385
PAR Technology Corp.†#	6,638	35,911
Silicon Graphics International Corp.†#	24,401	147,626

		1,656,922

Computers - Integrated Systems — 0.7%
3D Systems Corp.†	14,462	158,070
Agilysys, Inc.	12,463	102,820
Cray, Inc.†	27,931	195,238
Echelon Corp.†#	26,503	293,123
Integral Systems, Inc.†#	14,131	125,625
Jack Henry & Associates, Inc.#	68,447	1,564,014
Maxwell Technologies, Inc.†#	18,328	301,312

Security Description	Shares	Market Value (Note 2)

Computers - Integrated Systems (continued)
Mercury Computer Systems, Inc.†	18,502	$196,306
MTS Systems Corp.	13,685	352,662
NCI, Inc.†	5,306	133,499
NetScout Systems, Inc.†	20,110	253,185
Radiant Systems, Inc.†	22,421	217,260
Radisys Corp.†	19,064	177,867
Riverbed Technology, Inc.†	44,708	910,255
Stratasys, Inc.†#	16,519	245,307
Super Micro Computer, Inc.†	18,706	182,196

		5,408,739

Computers - Memory Devices — 0.2%
Imation Corp.†	24,260	212,760
Isilon Systems, Inc.†	21,107	125,586
Netezza Corp†#	38,514	390,532
Quantum Corp.†	171,702	418,953
Silicon Storage Technology, Inc.†	64,914	148,004
Smart Modular Technologies WWH, Inc.†	29,960	132,723
STEC, Inc.†#	20,182	250,055

		1,678,613

Computers - Periphery Equipment — 0.2%
Compellent Technologies, Inc.†#	13,738	285,338
Electronics for Imaging, Inc.†	40,211	482,934
Immersion Corp.†#	22,837	91,348
Rimage Corp.†	7,649	124,220
Synaptics, Inc.†#	28,021	754,886

		1,738,726

Consulting Services — 0.8%
CRA International, Inc.†	8,900	221,343
Diamond Management & Technology Consultants, Inc.	19,487	126,860
Forrester Research, Inc.†	12,752	319,438
Franklin Covey Co.†#	10,416	56,142
Gartner, Inc.†	48,393	915,596
Hill International, Inc.†	20,304	124,057
Huron Consulting Group, Inc.†	17,581	400,847
ICF International, Inc.†	7,193	194,211
Information Services Group, Inc.†	19,385	62,420
MAXIMUS, Inc.	14,292	664,435
Navigant Consulting, Inc.†	40,761	540,083
The Advisory Board Co.†	12,655	331,561
The Corporate Executive Board Co.	27,841	583,547
The Hackett Group, Inc.†	31,461	83,686
Watson Wyatt Worldwide, Inc., Class A	34,825	1,439,666

		6,063,892

Consumer Products - Misc. — 0.7%
American Greetings Corp., Class A	32,198	666,499
Blyth, Inc.	4,816	156,664
Central Garden and Pet Co., Class A†	50,788	419,001
CSS Industries, Inc.	6,127	113,656
Helen of Troy, Ltd.†	24,368	500,762
Oil - Dri Corp. of America	4,199	62,859
Prestige Brands Holdings, Inc.†	27,655	192,755
Tupperware Brands Corp.	51,150	2,381,033
WD - 40 Co.	13,479	433,350

		4,926,579

Containers - Metal/Glass — 0.2%
BWAY Holding Co.†	6,156	98,004
Silgan Holdings, Inc.	21,834	1,169,647

		1,267,651

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Containers - Paper/Plastic — 0.3%
AEP Industries, Inc.†	4,371	$165,180
Graphic Packaging Holding Co.†	91,229	246,318
Rock - Tenn Co., Class A	31,326	1,414,996

		1,826,494

Cosmetics & Toiletries — 0.3%
Bare Escentuals, Inc.†	54,075	691,619
Chattem, Inc.†	15,876	1,045,276
Elizabeth Arden, Inc.†	19,747	291,268
Inter Parfums, Inc.#	11,614	136,929
Revlon, Inc., Class A†	15,909	287,953

		2,453,045

Data Processing/Management — 0.5%
Acxiom Corp.†#	55,445	639,835
Bowne & Co., Inc.	31,270	189,496
Commvault Systems, Inc.†	33,996	707,117
CSG Systems International, Inc.†	28,689	555,419
Fair Isaac Corp.#	39,906	728,285
FalconStor Software, Inc.†	28,079	108,385
Infogroup, Inc.†	27,899	225,982
Innodata Isogen, Inc.†	17,499	91,520
MoneyGram International, Inc.†#	67,411	167,179
Pegasystems, Inc.#	12,262	352,287
Schawk, Inc.	12,249	138,169

		3,903,674

Decision Support Software — 0.1%
DemandTec, Inc.†#	16,397	144,621
GSE Systems, Inc.†	15,455	73,566
Interactive Intelligence, Inc.†	10,304	177,847
QAD, Inc.	10,249	56,882

		452,916

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†#	47,613	778,949
Sirona Dental Systems, Inc.†#	13,846	402,918

		1,181,867

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†	57,746	273,716
Cepheid, Inc.†#	47,323	585,859
Hansen Medical, Inc.†	20,701	52,994
Home Diagnostics, Inc.†	9,440	54,469
Immucor, Inc.†	57,536	1,061,539

		2,028,577

Diagnostic Kits — 0.2%
Inverness Medical Innovations, Inc.	1,520	405,308
Meridian Bioscience, Inc.#	33,096	685,418
OraSure Technologies, Inc.†#	37,469	143,881
Quidel Corp.†#	21,041	264,485

		1,499,092

Direct Marketing — 0.1%
APAC Customer Services, Inc.†#	20,767	108,612
Harte - Hanks, Inc.#	30,894	296,891

		405,503

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	10,381	342,573
Medical Action Industries, Inc.†	11,534	147,174
Merit Medical Systems, Inc.†#	22,807	375,859
Rochester Medical Corp.†	8,179	89,724
Utah Medical Products, Inc.#	2,625	77,122

		1,032,452

Security Description	Shares	Market Value (Note 2)

Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.†#	36,819	$565,908
BlueLinx Holdings, Inc.†#	9,472	25,101
BMP Sunstone Corp.†#	26,445	107,631
Brightpoint, Inc.†	40,884	293,547
Chindex International, Inc.†#	10,876	148,784
Core - Mark Holding Co., Inc.†	7,931	238,564
FGX International Holdings, Ltd.†#	11,909	196,498
Fossil, Inc.†	38,314	1,181,987
Houston Wire & Cable Co.#	14,415	160,151
MWI Veterinary Supply, Inc.†	8,799	326,355
Owens & Minor, Inc.	34,022	1,319,713
Pool Corp.#	39,509	713,533
Rentrak Corp.†	7,715	115,339
Scansource, Inc.†#	21,669	504,238
School Specialty, Inc.†	15,349	349,957
Titan Machinery ,Inc.†#	10,578	118,791
United Stationers, Inc.†	19,366	986,504
Watsco, Inc.#	21,718	1,089,375

		8,441,976

Diversified Financial Services — 0.0%
Doral Financial Corp.†#	4,718	14,720

Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A#	55,304	903,114
Acuity Brands, Inc.#	35,195	1,136,095
Ameron International Corp.	7,518	428,225
AO Smith Corp.	17,928	751,542
AZZ, Inc.†#	9,920	335,792
Barnes Group, Inc.#	38,034	589,907
Blount International, Inc.†#	31,313	302,170
Chase Corp.#	4,969	52,970
Colfax Corp.†	19,342	240,228
EnPro Industries, Inc.†#	16,308	374,106
ESCO Technologies, Inc.†#	21,409	715,061
Federal Signal Corp.	39,777	227,922
GP Strategies Corp.†	12,874	78,274
Griffon Corp.†	35,488	369,075
Koppers Holdings, Inc.#	16,692	471,549
LSB Industries, Inc.†	14,087	172,143
Matthews International Corp., Class A	24,859	861,116
Raven Industries, Inc.#	13,079	353,002
Standex International Corp.	10,093	184,197
Tredegar Corp.#	24,142	347,886

		8,894,374

Diversified Minerals — 0.1%
AMCOL International Corp.#	19,241	524,317
General Moly, Inc.†#	52,030	117,068
United States Lime & Minerals, Inc.†#	1,494	51,065

		692,450

Diversified Operations — 0.0%
Primoris Services Corp.	6,658	50,334
Resource America, Inc., Class A	10,075	37,177
Zapata Corp.†	7,384	51,319

		138,830

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	18,447	833,436
Compass Diversified Holdings	19,467	216,862
Viad Corp.	16,817	310,610
Volt Information Sciences, Inc.†	9,874	87,582

		1,448,490

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Drug Delivery Systems — 0.2%
Alkermes, Inc.†	77,196	$693,220
BioDelivery Sciences International, Inc.†#	8,307	31,982
Depomed, Inc.†#	41,835	136,800
Matrixx Initiatives, Inc.†#	7,725	32,368
Nektar Therapeutics†#	75,601	658,485

		1,552,855

E - Commerce/Products — 0.4%
1-800-FLOWERS.COM, Inc., Class A†	21,410	47,958
Blue Nile, Inc.†	10,339	577,847
Drugstore.com, Inc.†	70,919	211,339
MercadoLibre, Inc.†	21,097	1,041,348
NutriSystem, Inc.#	25,085	619,600
Overstock.com, Inc.†#	12,802	187,165
Shutterfly, Inc.†	16,922	242,661
Stamps.com, Inc.†	8,922	79,495
US Auto Parts Network, Inc.†	8,045	37,087

		3,044,500

E - Commerce/Services — 0.1%
ePlus, Inc.†#	3,012	47,650
Global Sources, Ltd.†	13,208	77,663
Internet Brands Inc., Class A†#	22,387	154,694
Move, Inc.†#	125,970	193,994
OpenTable, Inc.†#	2,453	64,931
Orbitz Worldwide, Inc.†	29,757	176,161

		715,093

E - Marketing/Info — 0.3%
comScore, Inc.†	17,605	281,856
Constant Contact, Inc.†#	19,572	349,556
Digital River, Inc.†	31,184	786,772
Liquidity Services, Inc.†	12,262	100,794
ValueClick, Inc.†	71,040	669,907

		2,188,885

E - Services/Consulting — 0.3%
GSI Commerce, Inc.†#	22,639	505,755
Keynote Systems, Inc.	10,054	107,276
Perficient, Inc.†	23,350	195,673
Saba Software, Inc.†#	20,081	84,541
Sapient Corp.†	68,896	507,075
Websense, Inc.†#	36,164	568,860

		1,969,180

Educational Software — 0.2%
Blackboard, Inc.†#	25,858	1,079,054
Renaissance Learning, Inc.#	5,301	57,516
Rosetta Stone, Inc.†#	5,111	90,107

		1,226,677

Electric Products - Misc. — 0.3%
GrafTech International, Ltd.†	98,233	1,445,007
Graham Corp.	8,250	152,955
Harbin Electric, Inc.†#	12,285	245,946
Littelfuse, Inc.†	17,744	464,538
NIVS IntelliMedia Technology Group, Inc.†	6,679	14,694
SmartHeat, Inc.†	7,335	96,969

		2,420,109

Electric - Distribution — 0.0%
EnerNOC, Inc.†	11,460	303,232

Electric - Integrated — 1.8%
Allete, Inc.	23,955	801,055
Avista Corp.	44,635	928,854

Security Description	Shares	Market Value (Note 2)

Electric - Integrated (continued)
Black Hills Corp.	31,692	$746,980
Central Vermont Public Service Corp.	9,519	184,764
CH Energy Group, Inc.	12,894	520,660
Cleco Corp.	49,339	1,259,131
El Paso Electric Co.†	36,699	726,640
IDACORP, Inc.	38,510	1,138,741
MGE Energy, Inc.#	18,858	647,584
NorthWestern Corp.	29,355	757,065
Otter Tail Corp.#	28,970	667,179
Pike Electric Corp.†	13,546	124,081
PNM Resources, Inc.	70,756	788,222
Portland General Electric Co.#	61,371	1,203,485
The Empire District Electric Co.#	27,913	506,342
U S Geothermal, Inc.†#	50,672	76,515
UIL Holdings Corp.	23,957	645,881
Unisource Energy Corp.#	29,089	867,434
Unitil Corp.	8,588	181,980

		12,772,593

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	8,401	149,874
Benchmark Electronics, Inc.†	53,320	961,360
CTS Corp.	27,567	255,546
Daktronics, Inc.#	27,364	231,773
LaBarge, Inc.†	10,301	114,959
Methode Electronics, Inc.	30,846	245,534
Microvision, Inc.†#	62,214	202,818
NVE Corp.†	3,814	143,597
OSI Systems, Inc.†	12,715	259,767
Plexus Corp.†	32,228	875,313
Rogers Corp.†	12,790	360,166
Stoneridge, Inc.†	12,298	85,963
Technitrol, Inc.	33,480	169,409

		4,056,079

Electronic Components - Semiconductors — 1.4%
Actel Corp.†	21,344	248,871
Advanced Analogic Technologies, Inc.†	35,063	112,202
Amkor Technology, Inc.†#	89,258	495,382
Applied Micro Circuits Corp.†	53,819	399,875
Cavium Networks, Inc.†	29,610	597,234
Ceva, Inc.†	15,944	185,588
Diodes, Inc.†	26,040	456,742
DSP Group, Inc.†	18,570	116,805
Emcore Corp.†#	61,498	55,348
Entropic Communications ,Inc.†	43,109	125,016
GSI Technology, Inc.†	15,058	70,471
IXYS Corp.†	19,343	124,569
Kopin Corp.†	55,109	237,520
Lattice Semiconductor Corp.†	94,139	206,164
Microsemi Corp.†	66,300	1,009,749
Microtune, Inc.†	42,551	74,039
MIPS Technologies, Inc.†	36,763	138,229
Monolithic Power Systems, Inc.†	27,662	594,733
Netlogic Microsystems, Inc.†	14,760	602,208
OmniVision Technologies, Inc.†	40,883	570,727
PLX Technology, Inc.†	27,449	83,994
Rubicon Technology, Inc.†#	10,247	178,503
Semtech Corp.†	49,848	798,565
Silicon Image, Inc.†	61,066	133,734
Skyworks Solutions, Inc.†	136,772	1,683,663
Supertex, Inc.†	8,945	213,964
Virage Logic Corp.†#	13,220	74,032
Volterra Semiconductor Corp.†	18,493	304,950

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
White Electronic Designs Corp.†	18,720	$80,683
Zoran Corp.†	42,176	385,489

		10,359,049

Electronic Design Automation — 0.1%
Cogo Group, Inc.†	18,832	107,342
Mentor Graphics Corp.†	76,889	566,672

		674,014

Electronic Measurement Instruments — 0.2%
Analogic Corp.	10,455	423,532
Badger Meter, Inc.#	12,100	425,678
FARO Technologies, Inc.†#	13,685	266,995
Measurement Specialties, Inc.†	11,826	107,498
MEMSIC, Inc.†#	12,660	41,905
RAE Systems, Inc.†	33,164	25,536
Zygo Corp.†	12,156	79,257

		1,370,401

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	7,439	517,383
ICx Technologies, Inc.†	9,344	46,813
Taser International, Inc.†	50,568	213,903

		778,099

Energy - Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.†#	15,437	68,695
Clean Energy Fuels Corp.†#	29,105	340,528
Comverge, Inc.†#	15,563	159,988
Ener1, Inc.†#	39,033	228,733
Evergreen Energy, Inc.†#	106,520	32,169
FuelCell Energy, Inc.†#	59,615	182,422
Green Plains Renewable Energy, Inc.†	7,597	88,201
GT Solar International, Inc.†#	25,711	121,870
Headwaters, Inc.†	41,369	194,848
Syntroleum Corp.†#	51,530	108,213

		1,525,667

Engineering/R&D Services — 0.3%
Argan, Inc.†	6,053	77,902
EMCOR Group, Inc.†	53,760	1,279,488
ENGlobal Corp.†	15,183	45,549
Exponent, Inc.†	11,128	300,345
Michael Baker Corp.†	6,411	243,938
Stanley, Inc.†#	9,375	250,125
VSE Corp.	3,322	150,985

		2,348,332

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	40,689	767,395

Enterprise Software/Service — 1.5%
Advent Software, Inc.†	12,484	473,393
American Software, Inc., Class A	18,131	110,962
Ariba, Inc.†	71,374	773,694
Concur Technologies, Inc.†#	32,490	1,204,079
Epicor Software Corp.†	38,578	289,335
Informatica Corp.†	71,178	1,597,946
JDA Software Group, Inc.†	21,583	506,769
Lawson Software, Inc.†	112,320	735,696
ManTech International Corp., Class A†	17,880	773,846
MedAssets, Inc.†	32,210	751,781
MicroStrategy, Inc., Class A†	7,392	647,317
Omnicell, Inc.†	25,797	263,129
Opnet Technologies, Inc.	10,701	112,575

Security Description	Shares	Market Value (Note 2)

Enterprise Software/Service (continued)
Pervasive Software, Inc.†#	12,544	$61,466
PROS Holdings, Inc.†	15,572	121,462
RightNow Technologies, Inc.†	17,800	251,692
SYNNEX Corp.†#	15,724	445,146
Taleo Corp., Class A†	25,516	527,161
The Ultimate Software Group, Inc.†#	19,891	535,665
Tyler Technologies, Inc.†#	25,512	509,730

		10,692,844

Entertainment Software — 0.1%
Take - Two Interactive Software, Inc.†	65,608	738,090
THQ, Inc.†	55,181	270,387

		1,008,477

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.†#	49,193	1,295,744

Environmental Monitoring & Detection — 0.1%
Met - Pro Corp.	11,926	108,526
Mine Safety Appliances Co.	21,782	538,887

		647,413

Female Health Care Products — 0.0%
The Female Health Co.†#	12,967	70,800

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	41,585	1,325,314
Flanders Corp.†#	13,447	63,604
PMFG, Inc.†#	10,684	158,123
Polypore International, Inc.†	18,487	217,592

		1,764,633

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	4,913	169,941

Finance - Commercial — 0.0%
Newstar Financial, Inc.†	22,605	74,597

Finance - Consumer Loans — 0.3%
Encore Capital Group, Inc.†#	11,001	187,457
Nelnet, Inc., Class A	15,735	273,317
Ocwen Financial Corp.†	46,589	434,209
Portfolio Recovery Associates, Inc.†#	12,530	564,226
The First Marblehead Corp.†	50,444	104,419
World Acceptance Corp.†#	13,257	388,828

		1,952,456

Finance - Credit Card — 0.0%
CompuCredit Holdings Corp.†#	13,220	30,670

Finance - Investment Banker/Broker — 1.2%
Broadpoint Gleacher Securities, Inc.†#	42,461	230,139
Cowen Group, Inc., Class A†#	12,857	84,728
Diamond Hill Investment Group, Inc.#	1,842	110,796
Duff & Phelps Corp., Class A	13,238	224,649
E*Trade Financial Corp.†	1,195,976	1,961,401
Evercore Partners, Inc., Class A#	8,510	263,895
FBR Capital Markets Corp.†	14,792	92,746
International Assets Holding Corp.†#	10,550	174,180
JMP Group, Inc.	11,949	107,541
KBW, Inc.†	28,461	699,856
Knight Capital Group, Inc., Class A†	75,935	1,111,688
LaBranche & Co., Inc.†#	45,244	119,897
Oppenheimer Holdings, Inc.	7,718	243,040
optionsXpress Holdings, Inc.	34,496	527,789
Penson Worldwide, Inc.†#	15,933	142,919
Piper Jaffray Cos., Inc.†#	16,080	697,068

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker (continued)
Sanders Morris Harris Group, Inc.	15,712	$79,188
Stifel Financial Corp.†#	24,550	1,318,826
SWS Group, Inc.	19,662	244,595
Thomas Weisel Partners Group, Inc.†#	16,948	76,266
TradeStation Group, Inc.†	27,212	200,280

		8,711,487

Finance - Leasing Companies — 0.1%
California First National Bancorp	1,498	18,006
Financial Federal Corp.	21,105	571,945

		589,951

Finance - Other Services — 0.2%
Asset Acceptance Capital Corp.†	12,212	71,318
BGC Parnters, Inc., Class A#	37,814	159,953
GFI Group, Inc.	52,989	257,527
MarketAxess Holdings, Inc.	25,911	322,592
MF Global, Ltd.†	79,050	497,224

		1,308,614

Financial Guarantee Insurance — 0.4%
Ambac Financial Group, Inc.†#	234,721	180,735
Assured Guaranty, Ltd.	85,449	1,937,983
MGIC Investment Corp.†#	102,183	408,732
PMI Group, Inc.#	59,587	109,640
Primus Guaranty, Ltd.†	15,109	50,917
Radian Group, Inc.#	66,901	299,048

		2,987,055

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	48,558	239,877
Sturm Ruger & Co., Inc.#	15,557	167,393

		407,270

Fisheries — 0.0%
HQ Sustainable Maritime Industries, Inc.†	8,096	57,563

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	7,637	180,615
Treehouse Foods, Inc.†#	25,771	898,635

		1,079,250

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	19,734	501,638

Food - Dairy Products — 0.0%
American Dairy, Inc.†#	7,986	198,532
Lifeway Foods, Inc.†#	3,957	44,714

		243,246

Food - Misc. — 0.8%
American Italian Pasta Co., Class A†#	17,117	545,861
B & G Foods, Inc.	23,826	203,951
Cal - Maine Foods, Inc.	11,056	303,377
Chiquita Brands International, Inc.†#	36,381	618,113
Diamond Foods, Inc.	13,464	415,768
J & J Snack Foods Corp.	11,574	417,822
Lancaster Colony Corp.	15,676	748,059
Lance, Inc.	22,686	552,404
M&F Worldwide Corp.†	8,765	289,683
Overhill Farms, Inc.†	12,925	74,448
Seaboard Corp.	270	392,580
Smart Balance, Inc.†	51,160	275,752
The Hain Celestial Group, Inc.†	33,232	576,243
Zhongpin, Inc.†	19,677	267,804

		5,681,865

Security Description	Shares	Market Value (Note 2)

Food - Retail — 0.3%
Arden Group, Inc., Class A	973	$90,479
Great Atlantic & Pacific Tea Co., Inc.†#	27,476	305,533
Ingles Markets, Inc., Class A	10,392	162,219
Ruddick Corp.#	35,111	934,655
Village Super Market Inc., Class A	5,081	153,548
Weis Markets, Inc.	8,997	312,916
Winn-Dixie Stores, Inc.†	44,502	479,731

		2,439,081

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,504	143,547
Fresh Del Monte Produce, Inc.†	33,483	727,586
Nash Finch Co.	10,470	343,521
Spartan Stores, Inc.	18,145	250,945
United Natural Foods, Inc.†	35,075	884,241

		2,349,840

Footwear & Related Apparel — 0.7%
CROCS, Inc.†	68,436	333,283
Deckers Outdoor Corp.†	10,713	992,345
Iconix Brand Group, Inc.†#	58,241	655,794
Skechers USA, Inc., Class A†	27,060	597,485
Steven Madden, Ltd.†	12,775	455,812
The Timberland Co., Class A†	35,566	593,952
Weyco Group, Inc.#	5,712	132,347
Wolverine World Wide, Inc.#	40,172	1,027,198

		4,788,216

Forestry — 0.1%
Deltic Timber Corp.	8,673	331,482

Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A#	65,664	307,308

Gambling (Non - Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	11,551	52,673
Isle of Capri Casinos, Inc.†#	12,665	95,874
Lakes Entertainment, Inc.†	15,291	39,145
Pinnacle Entertainment, Inc.†#	49,064	518,606

		706,298

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	7,624	238,936
Laclede Group, Inc.	18,092	566,461
New Jersey Resources Corp.	34,422	1,212,687
Nicor, Inc.#	36,934	1,446,335
Northwest Natural Gas Co.	21,650	928,352
Piedmont Natural Gas, Inc.	60,025	1,422,593
South Jersey Industries, Inc.#	24,339	877,664
Southwest Gas Corp.	36,520	957,189
WGL Holdings, Inc.	40,958	1,289,358

		8,939,575

Gold Mining — 0.0%
US Gold Corp.†	65,162	185,060

Golf — 0.1%
Callaway Golf Co.#	52,654	377,529

Hazardous Waste Disposal — 0.3%
American Ecology Corp.	14,825	240,017
Clean Harbors, Inc.†	17,514	937,349
EnergySolutions, Inc.	61,673	529,154
Heritage Crystal Clean Inc.†	2,087	21,600
Perma - Fix Environmental Services, Inc.†	44,125	101,488

		1,829,608

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Health Care Cost Containment — 0.0%
American Caresource Holding, Inc.†#	8,641	$17,282
Corvel Corp.†	6,068	181,372
Transcend Services, Inc.†	5,119	94,292

		292,946

Heart Monitors — 0.0%
Cardiac Science Corp.†	16,330	36,743
HeartWare International, Inc.†#	4,413	138,656

		175,399

Home Furnishings — 0.4%
American Woodmark Corp.#	8,413	163,885
Ethan Allen Interiors, Inc.	20,079	233,117
Furniture Brands International, Inc.†#	33,899	141,698
Hooker Furniture Corp.	8,799	107,348
Kimball International, Inc., Class B	26,162	213,220
La - Z - Boy, Inc.†#	42,050	401,578
Sealy Corp.†#	36,869	98,809
Stanley Furniture Co., Inc.†#	8,440	62,709
Tempur - Pedic International, Inc.†	61,177	1,318,364

		2,740,728

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†#	32,388	570,029
Marcus Corp.	16,391	203,084
Morgans Hotel Group Co.†#	17,738	65,276
Orient - Express Hotels, Ltd., Class A†#	62,763	524,699
Red Lion Hotels Corp.†	10,867	49,010

		1,412,098

Human Resources — 0.9%
Administaff, Inc.	17,218	383,789
AMN Healthcare Services, Inc.†	26,651	212,941
Barrett Business Services, Inc.	6,267	68,310
CDI Corp.	9,951	118,218
Cross Country Healthcare, Inc.†#	25,139	213,933
Emergency Medical Services Corp., Class A†	8,118	391,693
Heidrick & Struggles International, Inc.	13,854	391,376
Kelly Services, Inc., Class A†	21,377	224,245
Kenexa Corp.†	18,398	199,618
Kforce, Inc.†	23,386	302,849
Korn/Ferry International†	36,531	592,533
MPS Group, Inc.†	75,534	1,031,039
On Assignment, Inc.†	29,515	187,125
Resources Connection, Inc.†#	36,784	708,828
Spherion Corp.†	42,294	221,198
Successfactors, Inc.†	37,749	568,500
TrueBlue, Inc.†	35,776	435,036

		6,251,231

Identification Systems — 0.3%
Brady Corp., Class A	39,126	1,161,260
Checkpoint Systems, Inc.†	31,753	450,257
Cogent, Inc.†	34,852	297,288
L - 1 Identity Solutions, Inc.†#	61,094	375,117

		2,283,922

Industrial Audio & Video Products — 0.0%
China Security & Surveillance Technology, Inc.†#	35,865	216,266
SRS Labs, Inc.†	9,481	65,703

		281,969

Industrial Automated/Robotic — 0.4%
Cognex Corp.	32,393	533,189
Hurco Cos., Inc.†#	5,245	74,741

Security Description	Shares	Market Value (Note 2)

Industrial Automated/Robotic (continued)
Intermec, Inc.†	50,668	$622,710
iRobot Corp.†#	15,861	223,640
Nordson Corp.#	27,439	1,471,005

		2,925,285

Instruments - Controls — 0.3%
Spectrum Control, Inc.†	10,269	89,751
Watts Water Technologies, Inc., Class A#	23,897	732,443
Woodward Governor Co.	49,256	1,145,695
X - Rite, Inc.†#	21,181	44,268

		2,012,157

Instruments - Scientific — 0.4%
Dionex Corp.†	14,444	1,012,669
FEI Co.†#	30,535	745,664
OYO Geospace Corp.†#	3,287	106,992
Varian, Inc.†	23,547	1,205,371

		3,070,696

Insurance Brokers — 0.1%
Crawford & Co., Class B†#	16,982	65,211
eHealth, Inc.†	20,210	268,187
Life Partners Holdings, Inc.#	6,001	111,678

		445,076

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.#	47,510	347,773
Conseco, Inc.†#	150,920	722,907
Delphi Financial Group, Inc., Class A	37,779	825,849
FBL Financial Group, Inc., Class A#	10,582	186,561
Independence Holding Co.	5,314	28,536
Kansas City Life Insurance Co.	3,453	92,886
National Western Life Insurance Co., Class A	1,842	314,319
Presidential Life Corp.	16,982	173,047
The Phoenix Cos., Inc.†#	94,428	234,181
Universal American Corp.†	22,087	228,821

		3,154,880

Insurance - Multi - line — 0.1%
Citizens, Inc.†#	27,191	167,225
Eastern Insurance Holdings, Inc.	6,396	49,697
Horace Mann Educators Corp.	31,995	384,580
United Fire & Casualty Co.	18,093	311,923

		913,425

Insurance - Property/Casualty — 1.5%
American Physicians Capital, Inc.	7,871	214,721
American Physicians Service Group, Inc.	5,205	121,016
American Safety Insurance Holdings, Ltd.†	7,021	105,526
AMERISAFE, Inc.†	15,407	260,224
Amtrust Financial Services, Inc.	18,561	221,804
Baldwin & Lyons, Inc., Class B#	6,655	154,263
CNA Surety Corp.†	13,734	184,722
Donegal Group, Inc., Class A	9,471	138,561
EMC Insurance Group, Inc.#	3,999	83,059
Employers Holdings, Inc.	38,132	583,801
Enstar Group, Ltd.†	5,449	400,883
First Acceptance Corp.†#	13,729	25,399
First American Corp.	5,095	161,613
First Mercury Financial Corp.	11,673	151,282
FPIC Insurance Group, Inc.†	5,767	202,249
Hallmark Financial Services, Inc.†	7,720	59,367
Harleysville Group, Inc.	10,760	338,617
Infinity Property & Casualty Corp.	11,201	447,592
Meadowbrook Insurance Group, Inc.	46,926	321,443

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
Mercer Insurance Group, Inc.	4,563	$78,392
National Interstate Corp.	4,989	87,507
Navigators Group, Inc.†	10,194	475,142
NYMAGIC, Inc.	3,914	65,951
PMA Capital Corp., Class A†	26,311	167,601
ProAssurance Corp.†	27,025	1,439,081
RLI Corp.#	15,255	769,310
Safety Insurance Group, Inc.	10,827	385,658
SeaBright Insurance Holdings, Inc.†	17,713	194,843
Selective Insurance Group, Inc.#	43,146	673,078
State Auto Financial Corp.	11,688	189,696
Stewart Information Services Corp.†#	14,014	145,325
Tower Group, Inc.	36,334	896,723
United America Indemnity, Ltd. Class A†	29,961	206,132
Universal Insurance Holdings, Inc.#	10,787	59,005
Zenith National Insurance Corp.#	30,497	871,909

		10,881,495

Insurance - Reinsurance — 0.8%
Argo Group International Holdings, Ltd.†	25,179	734,471
Flagstone Reinsurance Holdings, Ltd.	31,957	345,455
Greenlight Capital Re, Ltd. Class A†	23,002	557,799
Maiden Holdings, Ltd.	40,764	307,361
Max Capital Group, Ltd.	37,689	821,243
Montpelier Re Holdings, Ltd.	70,518	1,180,471
Platinum Underwriters Holdings, Ltd.	41,792	1,474,840

		5,421,640

Internet Application Software — 0.4%
Art Technology Group, Inc.†	103,398	417,728
China Information Security Technology, Inc.†	22,042	131,591
Cybersource Corp.†	56,433	968,955
DealerTrack Holdings, Inc.†	30,675	523,315
eResearchTechnology, Inc.†	34,771	205,149
Lionbridge Technologies, Inc.†	46,876	93,283
RealNetworks, Inc.†	67,747	221,533
S1 Corp.†	43,164	257,257
Vocus, Inc.†	13,529	221,064

		3,039,875

Internet Connectivity Services — 0.2%
AboveNet, Inc.†	10,086	517,412
Cogent Communications Group, Inc.†	36,196	308,028
Internap Network Services Corp.†#	41,471	154,272
PC - Tel, Inc.†	15,390	88,031

		1,067,743

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	26,838	92,054
Youbet.com, Inc.†	24,487	71,502

		163,556

Internet Content - Information/News — 0.1%
Dice Hloldings, Inc.†	12,856	69,165
Health Grades, Inc.†	19,417	84,852
InfoSpace, Inc.†	28,590	233,866
Loopnet, Inc.†#	16,446	167,585
TechTarget, Inc.†	9,469	55,394
The Knot, Inc.†#	24,545	234,159
Travelzoo, Inc.†#	4,526	63,998

		909,019

Internet Financial Services — 0.0%
Online Resources Corp.†	20,749	114,119

Security Description	Shares	Market Value (Note 2)

Internet Incubators — 0.1%
Internet Capital Group, Inc.†	29,994	$192,862
Moduslink Global Solutions, Inc.†	37,317	301,521
Safeguard Scientifics, Inc.†	16,613	153,504

		647,887

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	36,189	904,001

Internet Infrastructure Software — 0.3%
AsiaInfo Holdings, Inc.†#	23,837	586,152
Chordiant Software, Inc.†	24,651	68,776
Imergent, Inc.#	6,397	39,278
Openwave Systems, Inc.†	68,047	160,591
support.com, Inc.†	37,868	89,747
TeleCommunication Systems, Inc., Class A†#	31,244	263,387
TIBCO Software, Inc.†	143,375	1,233,025

		2,440,956

Internet Security — 0.3%
Actividentity Corp.†#	37,422	79,709
Blue Coat Systems, Inc.†	32,261	852,658
iPass, Inc.†#	41,127	48,119
SonicWALL, Inc.†	43,948	342,355
Sourcefire, Inc.†	18,083	354,969
Vasco Data Security International, Inc.†	21,802	143,457
Zix Corp.†#	51,722	81,721

		1,902,988

Internet Telephone — 0.1%
Ibasis, Inc.†	22,400	66,976
j2 Global Communications, Inc.†	36,443	724,487

		791,463

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	37,401	1,522,595

Investment Companies — 0.9%
Allied Capital Corp.†	145,964	516,713
American Capital, Ltd.†	228,626	672,160
Ampal American Israel Class A†#	17,149	51,447
Apollo Investment Corp.	133,082	1,280,249
Ares Capital Corp.	79,359	922,152
Blackrock Kelso Capital Corp	10,226	82,012
Capital Southwest Corp.#	2,420	189,413
Fifth Street Finance Corp.	26,724	261,093
Gladstone Capital Corp.	17,226	134,535
Gladstone Investment Corp.	18,036	83,326
Harris & Harris Group, Inc.†	21,124	85,552
Hercules Technology Growth Capital, Inc.	28,857	284,241
Kohlberg Capital Corp.#	14,936	71,693
Main Street Capital Corp.	5,777	81,976
MCG Capital Corp.†	53,403	212,010
Medallion Financial Corp.	12,153	100,384
MVC Capital, Inc.	17,664	184,059
NGP Capital Resources Co.	17,667	135,859
PennantPark Investment Corp.	20,722	175,723
PennyMac Mortgage Investment Trust†	12,020	212,994
Prospect Capital Corp.#	44,659	485,890
TICC Capital Corp.#	21,716	121,610
Triangle Capital Corp.#	7,225	91,541

		6,436,632

Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	16,016	168,328
Cohen & Steers, Inc.#	14,042	268,764
Epoch Holding Corp.#	10,381	99,658

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
GAMCO Investors, Inc., Class A#	5,825	$267,542
National Financial Partners Corp.†	33,614	293,786
Pzena Investment Management, Inc., Class A†#	6,292	44,862
Teton Advisors, Inc.#	92	1,656
U.S. Global Investors, Inc., Class A#	10,502	135,056
Virtus Investment Partners, Inc.†	4,738	74,102
Westwood Holdings Group, Inc.#	4,572	158,969

		1,512,723

Lasers - System/Components — 0.4%
Coherent, Inc.†#	17,709	450,163
Cymer, Inc.†	24,252	810,987
Electro Scientific Industries, Inc.†	22,314	217,115
II-VI, Inc.†	20,331	579,027
Newport Corp.†	29,537	215,915
Rofin - Sinar Technologies, Inc.†	23,616	537,973

		2,811,180

Leisure Products — 0.1%
Brunswick Corp.#	72,047	723,352
Marine Products Corp.#	8,078	38,047
Multimedia Games, Inc.†#	21,763	119,479

		880,878

Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†	14,245	57,265
Universal Display Corp.†#	23,869	254,921

		312,186

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	15,104	333,798
UniFirst Corp.	11,531	506,788

		840,586

Machine Tools & Related Products — 0.0%
K - Tron International, Inc.†#	2,029	194,480

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†#	14,787	369,084

Machinery - Electrical — 0.4%
Baldor Electric Co.#	38,030	979,272
Franklin Electric Co., Inc.#	18,839	518,826
Regal - Beloit Corp.	29,256	1,388,490

		2,886,588

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,206	77,413
Lindsay Corp.#	10,052	352,725

		430,138

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	22,081	399,225
Altra Holdings, Inc.†	21,780	245,025
Applied Industrial Technologies, Inc.	34,515	716,186
Chart Industries, Inc.†	23,208	385,253
DXP Enterprises, Inc.†#	6,318	75,311
Flow International Corp.†	37,191	93,349
Intevac, Inc.†	17,910	222,800
Kadant, Inc.†	10,019	144,474
Middleby Corp.†	13,333	597,985
Robbins & Myers, Inc.	21,660	497,963
Sauer-Danfoss, Inc.#	9,166	79,194
Tennant Co.	15,224	414,397
Twin Disc, Inc.	6,946	65,918

		3,937,080

Security Description	Shares	Market Value (Note 2)

Machinery - Material Handling — 0.1%
Cascade Corp.	7,411	$168,007
Columbus McKinnon Corp.†	15,554	244,198
NACCO Industries, Inc., Class A	4,380	221,322

		633,527

Machinery - Pumps — 0.1%
Tecumseh Products Co., Class A†#	15,095	172,385
The Gorman - Rupp Co.#	11,723	291,903

		464,288

Machinery - Thermal Process — 0.0%
Raser Technologies, Inc.†#	50,295	58,342

Marine Services — 0.1%
American Commercial Lines, Inc.†	7,393	144,829
Great Lakes Dredge & Dock Corp.	32,683	192,503
Odyssey Marine Exploration, Inc.†#	47,889	68,002

		405,334

Medical Imaging Systems — 0.1%
Electro - Optical Sciences, Inc.†#	16,407	172,274
IRIS International, Inc.†	14,646	164,035
Merge Healthcare, Inc.†	22,445	68,682
Vital Images, Inc.†	11,746	148,469

		553,460

Medical Information Systems — 0.6%
AMICAS, Inc.†	28,766	130,885
athenahealth, Inc.†	27,358	1,146,300
Computer Programs & Systems, Inc.	7,946	367,026
Eclipsys Corp.†	45,887	841,568
Medidata Solutions, Inc.†	5,923	100,395
Phase Forward, Inc.†	35,230	537,610
Quality Systems, Inc.	19,258	1,145,658

		4,269,442

Medical Instruments — 1.3%
Abaxis, Inc.†#	17,888	401,943
AngioDynamics, Inc.†	19,952	310,254
Bovie Medical Corp.†#	13,905	109,850
Bruker Corp.†	39,937	452,486
Cardiovascular Systems, Inc.†	7,786	39,164
Conceptus, Inc.†#	24,929	422,048
Conmed Corp.†	23,721	493,160
CryoLife, Inc.†	23,092	132,086
Delcath Systems, Inc.†#	18,516	92,950
Dexcom, Inc.†	37,499	271,868
Endologix, Inc.†	39,437	167,213
ev3, Inc.†	60,801	772,173
Genomic Health, Inc.†#	11,489	218,406
Integra LifeSciences Holdings Corp.†	15,381	503,574
Kensey Nash Corp.†	6,705	156,159
MAKO Surgical Corp.†#	14,149	120,549
Micrus Endovascular Corp.†	12,866	169,188
Natus Medical, Inc.†	22,857	304,455
NuVasive, Inc.†#	29,776	966,231
Spectranetics Corp.†	26,281	146,911
Stereotaxis, Inc.†#	25,255	94,201
SurModics, Inc.†#	12,586	281,297
Symmetry Medical, Inc.†	29,242	234,521
Thoratec Corp.†	46,123	1,374,004
TranS1, Inc.†#	10,715	35,895
Vascular Solutions, Inc.†	13,218	107,462
Volcano Corp.†#	39,460	581,246
Young Innovations, Inc.	4,450	107,868

		9,067,162

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Labs & Testing Services — 0.1%
Bio - Reference Laboratories, Inc.†	9,658	$316,783
Genoptix, Inc.†#	13,757	498,691

		815,474

Medical Laser Systems — 0.1%
Cutera, Inc.†	10,855	97,912
Cynosure, Inc. Class A†	7,986	79,860
LCA - Vision, Inc.†	13,448	74,098
Palomar Medical Technologies, Inc.†	14,737	134,844

		386,714

Medical Products — 1.3%
ABIOMED, Inc.†#	25,142	212,701
Accuray, Inc.†	32,382	167,415
Alphatec Holdings, Inc.†	26,919	122,212
American Medical Systems Holdings, Inc.†#	60,292	1,059,330
Atrion Corp.#	1,230	166,677
ATS Medical, Inc.†#	38,713	114,203
Cantel Medical Corp.†	10,220	182,938
Cyberonics, Inc.†#	22,329	401,922
EnteroMedics, Inc.†#	14,994	7,647
Exactech, Inc.†	6,642	104,944
Greatbatch, Inc.†#	18,939	348,288
Haemonetics Corp.†	20,933	1,117,404
Hanger Orthopedic Group, Inc.†	20,620	275,071
Invacare Corp.#	23,599	587,615
Luminex Corp.†#	33,828	463,444
Metabolix, Inc.†#	15,844	176,978
NxStage Medical, Inc.†#	18,794	127,235
Orthofix International N.V.†#	13,971	422,623
Orthovita, Inc.†#	54,008	194,969
PSS World Medical, Inc.†#	48,498	938,436
Rockwell Medical Technologies, Inc.†#	13,936	86,543
Synovis Life Technologies, Inc.†	9,420	114,547
TomoTherapy, Inc.†#	37,653	128,773
West Pharmaceutical Services, Inc.#	26,759	1,031,560
Wright Medical Group, Inc.†#	31,065	559,170
Zoll Medical Corp.†	17,223	423,858

		9,536,503

Medical Sterilization Products — 0.2%
STERIS Corp.	47,752	1,542,867

Medical - Biomedical/Gene — 2.6%
Acorda Therapeutics, Inc.†#	31,050	747,684
Affymax, Inc.†#	11,263	229,540
Alnylam Pharmaceuticals, Inc.†#	29,425	494,634
AMAG Pharmaceuticals, Inc.†	13,906	519,945
American Oriental Bioengineering, Inc.†#	50,395	202,084
Arena Pharmaceuticals, Inc.†#	75,661	274,649
ARIAD Pharmaceuticals, Inc.†#	88,880	200,869
Arqule, Inc.†#	33,815	121,396
ARYx Therapeutics, Inc.†#	16,992	42,310
BioCryst Pharmaceuticals, Inc.†#	17,503	141,949
BioMimetic Therapeutics, Inc.†#	11,142	118,662
Cambrex Corp.†	23,870	126,272
Cardium Therapeutics, Inc.†#	37,277	21,621
Celera Corp.†	66,833	417,038
Cell Therapeutics, Inc.†#	437,880	451,016
Celldex Therapeutics, Inc.†	20,453	92,448
Chelsea Therapeutics International, Inc.†	21,469	47,446
China - Biotics, Inc.†	7,801	110,306
Clinical Data, Inc.†#	9,344	145,860
Cubist Pharmaceuticals, Inc.†	47,074	785,194
Curis, Inc.†#	51,996	135,710

Security Description	Shares	Market Value (Note 2)

Medical - Biomedical/Gene (continued)
Cytokinetics, Inc.†	35,696	$110,658
Discovery Laboratories, Inc.†#	97,799	73,349
Emergent Biosolutions, Inc.†	13,324	191,333
Enzo Biochem, Inc.†#	26,911	139,399
Enzon Pharmaceuticals, Inc.†#	37,002	359,289
Exelixis, Inc.†#	86,952	594,752
Facet Biotech Corp.†#	20,053	329,270
Geron Corp.†#	72,743	377,536
GTx, Inc.†#	15,588	60,793
Halozyme Therapeutics, Inc.†#	55,260	301,720
Harvard Bioscience, Inc.†	20,043	71,554
Human Genome Sciences, Inc.†	132,945	3,698,530
Idera Pharmaceuticals, Inc.†#	17,661	87,069
Immunogen, Inc.†	46,608	367,271
Immunomedics, Inc.†	53,335	165,339
Incyte Corp.†#	71,072	592,030
Insmed, Inc.†	102,083	78,604
InterMune, Inc.†#	31,196	335,045
Lexicon Pharmaceuticals, Inc.†	84,950	132,522
Ligand Pharmaceuticals, Inc. Class B†	92,551	183,251
Martek Biosciences Corp.†	27,083	471,244
Maxygen, Inc.†#	20,648	112,325
Micromet, Inc.†#	46,849	319,979
Molecular Insight Pharmaceuticals, Inc.†#	13,853	45,715
Momenta Pharmaceuticals, Inc.†#	32,056	318,957
Nanosphere, Inc.†	10,456	61,690
Novavax, Inc.†#	54,516	163,548
OncoGenex Pharmaceutical, Inc.†#	3,555	112,125
PDL BioPharma, Inc.†#	97,587	634,315
Protalix BioTherapeutics, Inc.†#	28,255	278,594
Regeneron Pharmaceuticals, Inc.†	51,488	944,805
Repligen Corp.†	25,071	117,834
RTI Biologics, Inc.†	44,315	180,805
Sangamo Biosciences, Inc.†#	36,159	195,620
Seattle Genetics, Inc.†	67,972	630,780
Sequenom, Inc.†#	49,937	204,742
StemCells, Inc.†#	84,297	87,669
SuperGen, Inc.†	48,264	126,452
The Medicines Co.†	43,077	337,724
Vical, Inc.†#	34,826	99,602

		19,120,472

Medical - Drugs — 1.5%
Adolor Corp.†	37,848	57,150
Akorn, Inc.†#	46,065	74,625
Amicus Therapeutics, Inc.†	12,374	41,577
Ardea Biosciences, Inc.†#	11,610	156,271
Array Biopharma, Inc.†#	39,297	67,591
Auxilium Pharmaceuticals, Inc.†	37,776	1,317,249
Biodel, Inc.†	12,421	46,951
BioSpecifics Technologies Corp.†	2,948	86,111
Cadence Pharmaceuticals, Inc.†#	20,092	172,590
China Sky One Med, Inc.†#	8,516	139,748
Cumberland Pharmaceuticals, Inc.†#	6,601	94,724
Cytori Therapeutics, Inc.†#	23,873	139,657
Durect Corp.†#	67,121	151,022
Hi - Tech Pharmacal Co., Inc.†	7,017	131,569
Idenix Pharmaceuticals, Inc.†	25,464	47,618
Infinity Pharmaceuticals, Inc.†	14,635	88,542
Javelin Pharmaceuticals. Inc.†#	41,020	59,479
K - V Pharmaceutical Co., Class A†#	30,436	102,265
Lannett Co., Inc.†#	8,250	48,675
MAP Pharmaceuticals, Inc.†#	7,377	66,762
Medicis Pharmaceutical Corp., Class A	48,068	1,133,924

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Medivation, Inc.†	23,444	$719,731
Middlebrook Pharmaceuticals, Inc.†#	29,740	18,736
Myriad Pharmaceuticals, Inc.†#	19,502	97,705
NeurogesX, Inc.†#	8,438	67,588
Opko Health, Inc.†#	35,705	62,484
Optimer Pharmaceuticals, Inc.†#	23,394	256,866
Orexigen Therapeutics, Inc.†#	21,696	144,712
OXiGENE, Inc.†#	30,098	34,914
Pain Therapeutics, Inc.†#	28,379	145,868
Pharmasset, Inc.†#	17,084	341,509
PharMerica Corp.†	24,904	374,805
Poniard Pharmaceuticals, Inc.†#	18,823	39,717
Pozen, Inc.†	21,357	150,780
Progenics Pharmaceuticals, Inc.†#	21,843	84,532
Repros Therapeutics, Inc.†#	10,267	7,238
Rigel Pharmaceuticals, Inc.†	40,686	307,993
Salix Pharmaceuticals, Ltd.†#	39,352	897,226
Santarus, Inc.†	42,340	168,937
Savient Pharmaceuticals, Inc.†	54,404	730,646
SciClone Pharmaceuticals, Inc.†	29,184	62,454
SIGA Technologies, Inc.†#	21,165	191,543
Sucampo Pharmaceuticals, Inc. Class A†	8,784	29,075
Synta Pharmaceuticals Corp.†	13,355	53,153
Vanda Pharmaceuticals, Inc.†#	21,771	229,902
ViroPharma, Inc.†#	63,230	478,019
Vivus, Inc.†#	65,601	532,680
XenoPort, Inc.†#	24,351	401,061
Zymogenetics, Inc.†#	30,616	187,064

		11,041,038

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	6,668	28,072
Caraco Pharmaceutical Laboratories, Ltd†	8,457	34,843
Impax Laboratories, Inc.†	49,548	564,847
Par Pharmaceutical Cos., Inc.†	28,412	673,933

		1,301,695

Medical - HMO — 0.7%
AMERIGROUP Corp.†	43,202	1,024,319
Centene Corp.†	35,166	661,824
Healthspring, Inc.†	39,985	662,152
Magellan Health Services, Inc.†	28,832	1,060,153
Metropolitan Health Networks, Inc.†	32,996	65,332
Molina Healthcare, Inc.†#	10,806	225,845
Triple - S Management Corp., Class B†	16,775	269,407
WellCare Health Plans, Inc.†#	34,489	1,137,792

		5,106,824

Medical - Hospitals — 0.0%
MedCath Corp.†	12,141	89,115

Medical - Nursing Homes — 0.3%
Assisted Living Concepts, Inc.†#	8,214	192,126
Kindred Healthcare, Inc.†	31,862	473,469
National Healthcare Corp.#	6,532	228,685
Odyssey HealthCare, Inc.†	26,889	390,697
Skilled Healthcare Group, Inc. Class A†	15,866	107,730
Sun Healthcare Group, Inc.†	35,609	301,252
The Ensign Group, Inc.	8,978	124,166

		1,818,125

Medical - Outpatient/Home Medical — 0.5%
Air Methods Corp.†	8,871	305,783
Allied Healthcare International, Inc.†	36,747	108,771
Almost Family, Inc.†	5,863	211,830
Amedisys, Inc.†#	22,340	827,474

Security Description	Shares	Market Value (Note 2)

Medical - Outpatient/Home Medical (continued)
America Service Group, Inc.	6,748	$98,993
Amsurg Corp.†	25,041	518,599
Continucare Corp.†	23,914	74,373
Gentiva Health Services, Inc.†	23,639	559,062
LHC Group, Inc.†#	12,382	380,994
NovaMed, Inc.†#	16,313	61,990
Res - Care, Inc.†	20,578	264,016

		3,411,885

Metal Processors & Fabrication — 0.7%
Ampco - Pittsburgh Corp.	6,941	202,955
CIRCOR International, Inc.	13,860	334,580
Dynamic Materials Corp.	10,497	200,808
Hawk Corp., Class A†	4,479	73,008
Haynes International, Inc.#	9,833	263,524
Kaydon Corp.	27,140	965,099
Ladish Co., Inc.†	12,989	180,417
LB Foster Co., Class A†	8,283	226,789
Mueller Industries, Inc.	30,340	713,293
North American Galvanizing & Coatings, Inc.†	10,380	50,654
RBC Bearings, Inc.†	17,731	410,650
RTI International Metals, Inc.†	24,522	485,781
Sun Hydraulics Corp.#	10,131	239,598
Worthington Industries, Inc.	49,203	576,167

		4,923,323

Metal Products - Distribution — 0.1%
A.M. Castle & Co.#	13,590	178,029
Lawson Products, Inc.	3,278	47,039
Olympic Steel, Inc.#	7,396	205,091

		430,159

Metal Products - Fasteners — 0.0%
The Eastern Co.	4,873	68,222

Metal - Aluminum — 0.1%
Century Aluminum Co.†	37,123	361,949
Kaiser Aluminum Corp.#	12,590	486,478

		848,427

Metal - Diversified — 0.2%
Hecla Mining Co.†#	193,259	1,277,442

Mining — 0.1%
Allied Nevada Gold Corp.†	45,029	585,377

Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.	7,534	79,559
China Fire & Security Group, Inc.†#	11,447	144,804
Freightcar America, Inc.#	9,739	177,737
John Bean Technologies Corp.	22,498	386,291
Movado Group, Inc.#	13,223	136,065
NL Industries, Inc.#	5,558	37,906
Portec Rail Products, Inc.	5,427	48,083
Trimas Corp.†	12,562	56,403

		1,066,848

Motion Pictures & Services — 0.0%
Ascent Media Corp., Class A†	11,497	263,281

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†#	21,434	126,889
Nighthawk Radiology Holdings, Inc.†	17,262	90,108
RadNet, Inc.†#	23,824	52,889
Virtual Radiologic Corp.†#	5,145	67,348

		337,234

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	40,374	$1,081,216

Multimedia — 0.1%
EW Scripps Co., Class A†#	23,388	147,344
Journal Communications, Inc., Class A	33,550	117,090
Martha Stewart Living Omnimedia, Inc., Class A†#	21,637	99,530

		363,964

Music — 0.0%
Steinway Musical Instruments, Inc.†#	5,506	78,736

Networking Products — 1.4%
3Com Corp.†	316,506	2,332,649
Acme Packet, Inc.†	31,741	325,663
Adaptec, Inc.†	99,490	311,404
Anixter International, Inc.†#	24,318	1,051,024
Atheros Communications, Inc.†#	49,878	1,420,027
BigBand Networks, Inc.†	28,987	104,063
Black Box Corp.	14,322	403,737
Extreme Networks, Inc.†	72,533	158,122
Infinera Corp.†#	68,576	564,380
Ixia†	25,640	169,993
LogMeIn, Inc.†	6,059	108,032
Netgear, Inc.†	28,082	557,428
Parkervision, Inc.†#	24,000	43,680
Polycom, Inc.†	68,478	1,476,386
Starent Networks Corp.†	31,990	1,103,335
Switch & Data Facilities Co., Inc.†	16,629	306,971

		10,436,894

Non - Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	16,476	291,625
Horsehead Holding Corp†	35,388	397,053
Uranerz Energy Corp.†	36,780	50,757
Uranium Energy Corp.†#	45,937	145,620
USEC, Inc.†#	91,773	335,889

		1,220,944

Non - Hazardous Waste Disposal — 0.0%
Waste Services, Inc.†	14,531	115,667

Office Furnishings-Original — 0.4%
Herman Miller, Inc.#	43,936	667,388
HNI Corp.#	36,661	926,423
Interface, Inc. Class A	39,649	304,504
Knoll, Inc.	38,408	373,326
Steelcase, Inc., Class A	58,332	318,493

		2,590,134

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	44,558	290,964
Ennis, Inc.	21,142	306,347
The Standard Register Co.#	14,306	64,663

		661,974

Oil & Gas Drilling — 0.3%
Atlas Energy, Inc.	27,768	713,638
Bronco Drilling Co., Inc.†	19,341	101,927
Hercules Offshore, Inc.†	93,649	478,546
Parker Drilling Co.†#	94,805	474,025
Pioneer Drilling Co.†	35,011	212,167
Vantage Drilling Co.†	55,368	91,357

		2,071,660

Oil Companies - Exploration & Production — 1.9%
Apco Oil and Gas International, Inc.	7,455	163,786
Approach Resource, Inc.†	9,805	68,635

Security Description	Shares	Market Value (Note 2)

Oil Companies - Exploration & Production (continued)
Arena Resources, Inc.†	31,212	$1,276,259
ATP Oil & Gas Corp.†#	32,441	517,434
Berry Petroleum Co., Class A#	34,965	955,593
Bill Barrett Corp.†#	31,368	895,556
BPZ Energy, Inc.†	75,586	550,266
Brigham Exploration Co.†#	67,764	707,456
Carrizo Oil & Gas, Inc.†#	22,785	479,624
Clayton Williams Energy, Inc.†	4,807	135,894
Contango Oil & Gas Co.†	9,891	438,963
CREDO Petroleum Corp.†#	5,738	54,568
Cubic Energy, Inc.†#	22,079	25,391
Delta Petroleum Corp.†#	145,283	132,208
Endeavour International Corp.†#	92,989	88,340
FX Energy, Inc.†	34,677	85,652
Georesources Inc.†	5,916	63,656
GMX Resources, Inc.†#	25,498	297,817
Goodrich Petroleum Corp.†#	20,005	442,711
Gran Tierra Energy, Inc.†	166,407	950,184
Gulfport Energy Corp.†	21,430	203,799
Harvest Natural Resources, Inc.†	26,950	160,353
Isramco, Inc.†#	879	61,662
McMoRan Exploration Co.†#	62,030	450,338
Northern Oil And Gas, Inc.†	24,763	226,581
Oilsands Quest, Inc.†#	181,466	219,574
Panhandle Oil and Gas, Inc.	5,844	121,438
Penn Virginia Corp.	37,072	671,745
Petroleum Development Corp.†	15,698	282,093
Petroquest Energy, Inc.†#	41,815	235,418
PrimeEnergy Corp.†#	457	15,675
Rex Energy Corp†	20,710	187,425
Rosetta Resources, Inc.†	42,697	672,478
Stone Energy Corp.†	34,018	643,280
Swift Energy Co.†	30,549	655,887
Toreador Resources Corp.	17,557	144,845
Vaalco Energy, Inc.	47,591	199,406
Venoco, Inc.†	14,725	164,184
W&T Offshore, Inc.	27,739	287,099
Warren Resources, Inc.†#	57,711	137,929
Zion Oil & Gas, Inc.†#	11,913	72,908

		14,144,110

Oil Companies - Integrated — 0.0%
Delek US Holdings, Inc.#	10,348	71,091
PetroCorp, Inc.(4)(5)	2,364	0

		71,091

Oil Field Machinery & Equipment — 0.4%
Bolt Technology Corp.†	7,062	77,329
Complete Production Services, Inc.†	47,644	495,021
Dril - Quip, Inc.†	23,747	1,282,575
Gulf Island Fabrication, Inc.	9,993	219,746
Lufkin Industries, Inc.#	12,139	730,404
Natural Gas Services Group, Inc.†#	9,879	172,784
T - 3 Energy Services, Inc.†	10,265	256,214

		3,234,073

Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.#	6,653	47,835
Cheniere Energy, Inc.†#	45,940	87,286
CVR Energy, Inc.†	18,810	137,877
Sulphco, Inc.†#	55,470	44,376
Western Refining, Inc.†#	33,262	154,669

		472,043

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services — 0.7%
Allis - Chalmers Energy, Inc.†#	48,211	$156,204
Basic Energy Services, Inc.†	18,478	127,129
Boots & Coots, Inc.†#	63,861	91,321
Cal Dive International, Inc.†	36,589	265,636
CARBO Ceramics, Inc.	15,753	934,468
Global Industries, Ltd.†	81,490	478,346
Hornbeck Offshore Services, Inc.†	18,723	427,072
Key Energy Services, Inc.†	100,953	769,262
Matrix Service Co.†	21,361	182,850
Newpark Resources, Inc.†	72,419	194,083
RPC, Inc.#	22,994	222,122
Superior Well Services, Inc.†#	11,389	147,715
TETRA Technologies, Inc.†	61,473	636,860
Union Drilling, Inc.†	8,153	48,755
Willbros Group, Inc.†	32,244	507,843

		5,189,666

Paper & Related Products — 0.7%
Boise, Inc.†#	23,877	116,758
Buckeye Technologies, Inc.†	31,571	305,607
Clearwater Paper Corp.†	9,275	455,681
Domtar Corp.†#	33,923	1,913,936
Glatfelter	37,181	413,453
KapStone Paper and Packaging Corp.†	16,777	118,949
Neenah Paper, Inc.	11,967	166,700
Orchids Paper Products Co.†#	4,464	82,584
Schweitzer - Mauduit International, Inc.	12,489	768,823
Wausau Paper Corp.	35,523	360,558

		4,703,049

Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†#	22,531	120,090

Patient Monitoring Equipment — 0.2%
CardioNet ,Inc.†#	19,403	94,493
Insulet Corp.†#	23,494	288,036
Masimo Corp.†	41,431	1,092,121
Somanetics Corp.†	9,841	141,022

		1,615,672

Pharmacy Services — 0.2%
BioScrip, Inc.†	31,678	238,219
Catalyst Health Solutions, Inc.†	29,951	1,018,634
Clarient, Inc.†#	24,419	62,268

		1,319,121

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.†#	219,073	887,246

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	72,129	1,265,143
Psychiatric Solutions, Inc.†#	45,936	1,017,942
RehabCare Group, Inc.†	15,032	423,451
U.S. Physical Therapy, Inc.†	9,489	138,634

		2,845,170

Physicians Practice Management — 0.1%
American Dental Partners, Inc.†	12,517	152,707
Healthways, Inc.†	27,520	472,518
IPC The Hospitalist Co., Inc.†	13,145	413,542

		1,038,767

Pipelines — 0.0%
Crosstex Energy, Inc.	33,050	160,623

Security Description	Shares	Market Value (Note 2)

Platinum — 0.0%
Stillwater Mining Co.†	33,373	$317,711

Pollution Control — 0.0%
Fuel Tech, Inc.†	14,443	123,777

Poultry — 0.1%
Sanderson Farms, Inc.#	16,602	666,902

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	26,957	294,640
Energy Conversion Devices, Inc.†#	37,365	370,661
Evergreen Solar, Inc.†#	153,395	214,753
Powell Industries, Inc.†	6,352	222,955
Power - One, Inc.†#	62,879	231,395
PowerSecure International, Inc.†#	14,029	115,739
SatCon Technology Corp.†	57,368	114,736
Vicor Corp.†#	15,928	130,610

		1,695,489

Precious Metals — 0.2%
Coeurd’Alene Mines Corp.†	61,592	1,404,914
Paramount Gold and Silver Corp.†#	63,627	82,715

		1,487,629

Printing - Commercial — 0.2%
Cenveo, Inc.†	43,737	335,900
Consolidated Graphics, Inc.†	7,987	235,616
Multi - Color Corp.	8,455	93,259
Valassis Communications, Inc.†#	39,279	582,508

		1,247,283

Private Corrections — 0.1%
Cornell Cos., Inc.†	9,016	197,991
The Geo Group, Inc.†	41,760	830,189

		1,028,180

Protection/Safety — 0.1%
Landauer, Inc.	7,636	434,336

Publishing - Books — 0.1%
Courier Corp.	8,240	107,450
Scholastic Corp.	18,402	463,914

		571,364

Publishing - Newspapers — 0.0%
Dolan Media Co.†	24,465	287,464

Publishing - Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†#	17,481	68,700
Primedia, Inc.	13,636	42,817
Value Line, Inc.	1,100	29,150

		140,667

Racetracks — 0.1%
Churchill Downs, Inc.	7,762	268,565
Speedway Motorsports, Inc.#	10,656	170,177

		438,742

Real Estate Investment Trusts — 6.0%
Acadia Realty Trust	32,395	527,067
Agree Realty Corp.	5,811	143,125
Alexander’s, Inc.†#	1,676	466,850
American Campus Communities, Inc.	42,623	1,148,690
American Capital Agency Corp.	10,220	270,523
Anthracite Capital, Inc.†#	64,288	24,429
Anworth Mortgage Asset Corp.	87,900	632,880
Ashford Hospitality Trust, Inc.†#	47,254	197,049

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Associated Estates Realty Corp.	12,194	$120,477
BioMed Realty Trust, Inc.	80,077	1,096,254
CapLease, Inc.#	39,147	168,724
Capstead Mortage Corp.#	51,864	740,618
Care Investment Trust, Inc.	10,037	82,906
CBL & Associates Properties, Inc.	112,611	1,042,778
Cedar Shopping Centers, Inc.	31,766	191,867
Cogdell Spencer, Inc.	24,495	123,700
Colonial Properties Trust	54,150	585,362
Cousins Properties, Inc.#	59,655	429,516
Cypress Sharpridge Investments, Inc.	13,481	176,601
DCT Industrial Trust, Inc.	166,906	792,803
Developers Diversified Realty Corp.#	116,839	1,182,411
DiamondRock Hospitality Co.†	94,918	763,141
Dupont Fabros Technology, Inc.†	21,614	346,472
Dynex Capital, Inc.	9,185	74,123
EastGroup Properties, Inc.	20,591	780,811
Education Realty Trust, Inc.	46,314	229,254
Entertainment Properties Trust#	28,549	901,863
Equity Lifestyle Properties, Inc.	20,636	990,734
Equity One, Inc.#	26,718	431,496
Extra Space Storage, Inc.	70,562	775,476
FelCor Lodging Trust, Inc.†#	52,842	178,078
First Industrial Realty Trust, Inc.	43,189	192,623
First Potomac Reality Trust	22,427	265,311
Franklin Street Properties Corp.	54,543	615,790
Getty Realty Corp.	14,282	324,630
Gladstone Commercial Corp.	6,995	93,943
Glimcher Realty Trust	50,399	148,173
Gramercy Capital Corp.†#	34,793	98,464
Hatteras Financial Corp.#	29,563	904,628
Healthcare Realty Trust, Inc.	48,447	1,070,194
Hersha Hospitality Trust	34,831	91,606
Highwoods Properties, Inc.	57,862	1,771,156
Home Properties, Inc.#	26,879	1,207,673
Inland Real Estate Corp.#	57,352	450,213
Invesco Mortgage Capital, Inc.	7,200	152,640
Investors Real Estate Trust	59,620	525,252
iStar Financial, Inc.†#	81,371	197,732
Kilroy Realty Corp.#	35,246	1,061,962
Kite Realty Group Trust	37,799	119,823
LaSalle Hotel Properties	51,915	967,176
Lexington Realty Trust#	74,053	359,898
LTC Properties, Inc.	18,930	486,690
Medical Properties Trust, Inc.	65,466	633,711
MFA Mtg. Investments, Inc.	228,938	1,733,061
Mid-America Apartment Communities, Inc.	23,052	1,072,149
Mission West Properties, Inc.	14,425	98,234
Monmouth Real Estate Invesment Corp.#	17,800	122,642
National Health Investors, Inc.	21,201	699,421
National Retail Properties, Inc.	65,287	1,308,351
NorthStar Realty Finance Corp.#	48,446	164,232
Omega Healthcare Investors, Inc.	67,315	1,217,728
Parkway Properties, Inc.	17,660	329,712
Pennsylvania Real Estate Investment Trust#	31,531	233,014
Post Properties, Inc.	39,568	729,238
Potlatch Corp.#	32,464	955,740
PS Business Parks, Inc.	14,608	694,464
RAIT Investment Trust†#	53,027	82,192
Ramco-Gershenson Properties Trust	21,223	193,129
Redwood Trust, Inc.	63,303	909,664
Resource Capital Corp.#	16,969	87,390
Saul Centers, Inc.	5,244	161,830
Sovran Self Storage, Inc.	22,456	725,778
Strategic Hotels & Resorts, Inc.†#	61,234	104,098

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Sun Communities, Inc.	13,490	$256,310
Sunstone Hotel Investors, Inc.†	80,183	649,482
Tanger Factory Outlet Centers, Inc.#	32,889	1,290,893
U-Store-It Trust	65,002	423,163
UMH Properties, Inc.#	7,148	55,040
Universal Health Realty Income Trust	9,054	277,777
Urstadt Biddle Properties, Inc., Class A	16,665	228,644
Walter Investment Management Corp.	18,810	229,106
Washington Real Estate Investment Trust#	47,581	1,241,864
Winthrop Realty Trust	9,525	86,201

		43,715,913

Real Estate Management/Services — 0.0%
United Capital Corp.†	1,571	31,436

Real Estate Operations & Development — 0.3%
American Realty Investors, Inc.†#	2,111	21,511
Avatar Holdings, Inc.†	6,370	97,461
Consolidated - Tomoka Land Co.#	4,422	159,192
Forestar Real Estate Group, Inc.†#	29,289	543,311
Government Properties Income Trust	9,391	234,493
Hilltop Holdings, Inc.†	32,377	393,380
Starwood Property Trust, Inc.	33,092	641,985
Transcontinental Realty Investors, Inc.†#	1,120	12,242

		2,103,575

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	32,894	743,404
Town Sports International Holdings, Inc.†#	15,835	34,837

		778,241

Recreational Vehicles — 0.2%
Polaris Industries, Inc.	25,008	1,091,099

Recycling — 0.0%
Metalico, Inc.†#	27,065	112,049

Rental Auto/Equipment — 0.5%
Avis Budget Group, Inc.†#	83,138	810,596
Dollar Thrifty Automotive Group, Inc.†	17,717	327,056
Electro Rent Corp.	14,633	148,232
H&E Equipment Services, Inc.†#	22,301	206,507
McGrath RentCorp	19,381	400,605
Rent - A - Center, Inc.†	53,932	954,057
RSC Holdings, Inc.†#	40,040	254,654
United Rentals, Inc.†	49,113	452,822

		3,554,529

Research & Development — 0.1%
Albany Molecular Research, Inc.†	19,094	160,199
Kendle International, Inc.†#	12,129	181,571
Parexel International Corp.†	46,994	564,398

		906,168

Resorts/Theme Parks — 0.1%
Bluegreen Corp.†#	11,725	27,202
Great Wolf Resorts, Inc.†	22,698	55,156
Vail Resorts, Inc.†	24,028	932,046

		1,014,404

Retail - Apparel/Shoe — 1.9%
AnnTaylor Stores Corp.†	47,834	668,719
Bebe Stores, Inc.	19,532	105,473
Brown Shoe Co., Inc.	33,953	348,358
Cato Corp., Class A	22,592	432,185
Charming Shoppes, Inc.†#	94,271	454,386
Christopher & Banks Corp.	29,298	167,292

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe (continued)
Collective Brands, Inc.†	52,331	$1,012,081
Destination Maternity Corp.†#	3,854	68,216
Dress Barn, Inc.†#	46,194	991,785
DSW, Inc., Class A†#	9,905	231,183
Genesco, Inc.†	18,520	484,113
Gymboree Corp.†	23,837	951,573
Hot Topic, Inc.†#	35,954	206,376
J Crew Group, Inc.†	41,073	1,757,514
JOS. A. Bank Clothiers, Inc.†#	14,941	609,742
Kenneth Cole Productions, Inc., Class A†	6,202	57,679
Liz Claiborne, Inc.†#	77,667	323,871
Lululemon Athletica, Inc.†	33,205	868,975
New York & Co., Inc.†#	20,469	77,373
Pacific Sunwear of California, Inc.†	53,689	179,321
Shoe Carnival, Inc.†	7,333	132,654
Stage Stores, Inc.	31,006	374,863
Stein Mart, Inc.†	20,871	214,345
Syms Corp.†#	5,374	38,693
Talbots, Inc.†#	19,802	130,891
The Buckle, Inc.#	20,828	569,437
The Children’s Place Retail Stores, Inc.†#	18,032	575,581
The Finish Line, Inc., Class A	34,531	305,599
The Men’s Wearhouse, Inc.#	42,555	868,122
Wet Seal, Inc., Class A†	79,201	230,475

		13,436,875

Retail - Appliances — 0.0%
Conn’s, Inc.†#	8,142	46,572
Hhgregg, Inc.†#	10,398	201,202

		247,774

Retail - Auto Parts — 0.0%
The Pep Boys-Manny, Moe & Jack#	39,770	321,739

Retail - Automobile — 0.2%
America’s Car - Mart, Inc.†#	8,105	196,060
Asbury Automotive Group, Inc.†	26,272	280,059
Group 1 Automotive, Inc.†#	19,657	496,143
Lithia Motors, Inc., Class A†	16,795	121,932
Rush Enterprises, Inc., Class A†#	26,094	281,032
Sonic Automotive, Inc.	25,123	222,339

		1,597,565

Retail - Bookstores — 0.0%
Books - A - Million, Inc.	5,733	40,532
Borders Group, Inc.†#	39,932	55,905

		96,437

Retail - Building Products — 0.0%
Lumber Liquidators, Inc.†#	11,793	278,551

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	46,634	197,728

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,712	47,275
PC Mall, Inc.†	8,438	48,856
Systemax, Inc.#	8,333	128,328

		224,459

Retail - Consumer Electronics — 0.0%
Rex Stores Corp.†	5,905	79,895

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	41,517	1,270,005
Susser Holdings Corp.†	6,255	66,303
The Pantry, Inc.†	18,355	271,287

		1,607,595

Security Description	Shares	Market Value (Note 2)

Retail - Discount — 0.2%
99 Cents Only Stores†	38,282	$460,150
Citi Trends, Inc.†#	11,991	327,114
Fred’s, Inc.	32,704	319,518
HSN, Inc.†	32,446	581,432
Tuesday Morning Corp.†#	24,488	55,343

		1,743,557

Retail - Drug Store — 0.0%
Allion Healthcare, Inc.†	17,868	116,142

Retail - Fabric Store — 0.1%
Jo - Ann Stores, Inc.†	21,605	720,743

Retail - Gardening Products — 0.2%
Tractor Supply Co.†#	29,316	1,368,764

Retail - Hair Salons — 0.1%
Regis Corp.	46,647	730,492

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.#	14,463	172,833
Kirkland’s, Inc.†	10,135	154,356
Pier 1 Imports, Inc.†	73,916	280,142

		607,331

Retail - Jewelry — 0.0%
Fuqi International, Inc.†#	9,997	219,134
Zale Corp.†#	19,438	91,359

		310,493

Retail - Leisure Products — 0.0%
West Marine, Inc.†	11,676	81,732

Retail - Mail Order — 0.0%
Sport Supply Group, Inc.	7,517	80,582

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	103,042	629,587

Retail - Misc./Diversified — 0.1%
Gaiam, Inc.†#	13,161	93,311
Pricesmart, Inc.	13,048	245,172

		338,483

Retail - Office Supplies — 0.1%
OfficeMax, Inc.†#	62,317	659,314

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	24,128	775,956
EZCORP, Inc., Class A†#	36,957	545,855
First Cash Financial Services, Inc.†	18,761	358,335

		1,680,146

Retail - Perfume & Cosmetics — 0.1%
Sally Beauty Holdings, Inc.†#	76,736	535,617
Ulta Salon Cosmetics & Fragrance, Inc.†	22,595	371,236

		906,853

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	19,062	312,998

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	24,071	1,280,096

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	41,829	710,675
Retail Ventures, Inc.†	20,345	158,487

		869,162

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 1.3%
AFC Enterprises, Inc.†#	20,656	$161,737
Benihana, Inc. Class A†#	10,746	35,247
BJ’s Restaurants, Inc.†#	16,009	273,274
Bob Evans Farms, Inc.	25,075	633,395
Buffalo Wild Wings, Inc.†#	14,689	586,679
California Pizza Kitchen, Inc.†	15,781	198,209
Caribou Coffee Co., Inc.†#	5,585	47,026
Carrols Restaurant Group, Inc.†	9,207	60,950
CEC Entertainment, Inc.†	18,806	548,383
CKE Restaurants, Inc.	39,861	336,427
Cracker Barrel Old Country Store, Inc.	18,465	693,545
Denny’s Corp.†	78,491	179,744
DineEquity, Inc.†#	14,360	306,012
Domino’s Pizza, Inc.†#	30,083	236,753
Einstein Noah Restaurant Group, Inc.†	3,902	38,747
Frisch’s Restaurants, Inc.	1,815	42,471
Jack in the Box, Inc.†	46,626	870,507
Krispy Kreme Doughnuts, Inc.†	47,752	153,762
Landry’s Restaurants, Inc.†#	5,973	126,986
Luby’s, Inc.†	16,496	58,561
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,123	75,041
O’Charley’s, Inc.†	14,158	90,894
Papa John’s International, Inc.†	17,806	393,869
PF Chang’s China Bistro, Inc.†#	19,368	631,784
Red Robin Gourmet Burgers, Inc.†#	12,682	197,966
Ruby Tuesday, Inc.†#	53,122	336,262
Ruth’s Chris Steak House, Inc.†	16,161	35,069
Sonic Corp.†#	49,603	478,173
Texas Roadhouse, Inc., Class A†#	40,845	419,887
The Cheesecake Factory, Inc.†#	49,080	924,176
The Steak n Shake Co.†#	19,884	228,268

		9,399,804

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	17,572	287,126
Cabela’s Inc., Class A†#	32,598	393,132
Gander Mountain Co.†	4,209	21,003
Hibbett Sports, Inc.†#	23,337	441,303
Zumiez, Inc.†#	16,548	180,870

		1,323,434

Retail - Toy Stores — 0.0%
Build - A - Bear Workshop, Inc.†#	13,735	65,104

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	18,401	84,277
Emeritus Corp.†#	16,178	253,024
Sunrise Senior Living, Inc.†	36,955	115,669

		452,970

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	48,155	862,938

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	25,726	212,754

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	12,022	276,626
GeoEye, Inc.†#	15,158	472,475
Hughes Communications, Inc.†	7,270	186,839
Loral Space & Communications, Inc.†	8,745	289,547

		1,225,487

Savings & Loans/Thrifts — 1.1%
Abington Bancorp, Inc.	17,869	122,045
Astoria Financial Corp.	69,847	725,012

Security Description	Shares	Market Value (Note 2)

Savings & Loans/Thrifts (continued)
Beneficial Mutual Bancorp, Inc.†	26,676	$248,087
Berkshire Hills Bancorp, Inc.	11,196	211,157
Brookline Bancorp, Inc.#	48,219	458,563
Brooklyn Fed Bancorp, Inc.#	2,507	27,176
Cape Bancorp, Inc.†	9,614	68,067
Cheviot Financial Corp.#	2,281	15,990
Chicopee Bancorp, Inc.†#	5,276	66,003
Clifton Savings Bancorp, Inc.#	7,577	67,284
Danvers Bancorp, Inc.#	17,823	240,789
Dime Community Bancshares	21,094	237,096
ESB Financial Corp.#	7,506	89,622
Essa Bancorp, Inc.	12,414	157,161
First Defiance Financial Corp.	6,630	72,002
First Financial Holdings, Inc.#	12,983	173,842
First Financial Northwest, Inc.#	14,920	102,351
Flagstar Bancorp, Inc.†#	54,705	38,293
Flushing Financial Corp.	24,599	268,375
Fox Chase Bancorp, Inc.†	4,400	42,020
Heritage Financial Group#	1,632	11,359
Home Bancorp, Inc.†#	7,292	89,910
Home Federal Bancorp, Inc.	13,640	166,272
Investors Bancorp, Inc.†	38,402	423,190
K - Fed Bancorp#	3,271	28,000
Kearny Financial Corp.#	14,823	146,006
Kentucky First Federal Bancorp#	2,480	29,884
Legacy Bancorp, Inc.#	6,019	57,481
Meridian Intst Bancorp, Inc.†	7,970	66,470
NASB Financial, Inc.#	2,815	67,982
NewAlliance Bancshares, Inc.#	87,231	1,027,581
Northeast Community Bancorp, Inc.#	4,807	29,996
Northfield Bancorp, Inc.#	15,821	202,351
Northwest Bancorp, Inc.#	14,027	324,585
OceanFirst Financial Corp.	7,356	74,516
Oritani Financial Corp.	8,256	107,493
Provident Financial Services, Inc.#	48,876	517,108
Provident New York Bancorp, Inc.	28,274	236,088
Prudential Bancorp, Inc.	3,055	30,092
Rockville Financial, Inc.	6,741	71,926
Roma Financial Corp.#	6,786	81,500
Territorial Bancorp, Inc.†	9,993	169,681
United Financial Bancorp, Inc.	13,425	172,377
ViewPoint Financial Group#	8,288	108,407
Waterstone Financial, Inc.†#	5,820	11,233
Westfield Financial, Inc.	25,482	210,736
WSFS Financial Corp.	5,779	154,126

		8,047,285

Schools — 0.5%
American Public Education, Inc.†#	14,824	474,813
Bridgepoint Education, Inc.†	11,329	180,924
Capella Education Co.†#	11,888	847,377
ChinaCast Education Corp.†	23,993	169,151
Corinthian Colleges, Inc.†#	65,383	968,976
Grand Canyon Education, Inc.†#	12,892	247,140
K12, Inc.†	19,283	345,551
Learning Tree International, Inc.†#	6,120	67,381
Lincoln Educational Services Corp.†	7,912	175,013
Nobel Learning Communities, Inc.†	3,334	26,005
Princeton Review, Inc.†	11,898	46,164
Universal Technical Institute, Inc.†#	16,132	304,734

		3,853,229

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†#	6,371	137,869
Geokinetics, Inc.†	4,797	49,217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Seismic Data Collection (continued)
ION Geophysical Corp.†	86,716	$471,735
T.G.C. Industries, Inc.†#	10,795	43,396

		702,217

Semiconductor Components - Integrated Circuits — 0.6%
Anadigics, Inc.†#	51,597	158,919
Cirrus Logic, Inc.†	53,292	289,375
Emulex Corp.†	67,751	659,895
Exar Corp.†	28,756	201,867
Hittite Microwave Corp.†	17,489	659,685
Intellon Corp.†#	17,382	128,801
Micrel, Inc.	37,010	264,621
Pericom Semiconductor Corp.†	20,672	213,128
Power Integrations, Inc.#	19,452	653,393
Sigma Designs, Inc.†#	21,732	253,830
Standard Microsystems Corp.†#	17,937	345,108
Techwell, Inc.†	12,852	149,854
TriQuint Semiconductor, Inc.†	120,368	654,802

		4,633,278

Semiconductor Equipment — 0.8%
ATMI, Inc.†	25,614	398,298
Brooks Automation, Inc.†	52,522	384,986
Cabot Microelectronics Corp.†	19,123	584,973
Cohu, Inc.	19,069	224,633
Entegris, Inc.†	106,247	443,050
Formfactor, Inc.†	40,306	683,187
Kulicke and Soffa Industries, Inc.†#	55,797	253,318
MKS Instruments, Inc.†	40,258	609,909
Photronics, Inc.†	43,263	174,782
Rudolph Technologies, Inc.†	25,184	163,696
Semitool, Inc.†	18,525	203,219
Tessera Technologies, Inc.†	39,725	940,291
Ultratech, Inc.†	19,283	254,150
Veeco Instruments, Inc.†	26,245	716,751

		6,035,243

Shipbuilding — 0.0%
Todd Shipyards Corp.#	4,710	79,269

Software Tools — 0.1%
ArcSight ,Inc.†	15,032	341,978

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	125,624	633,145
Northwest Pipe Co.†	7,544	190,637
Omega Flex, Inc.#	2,250	37,327

		861,109

Steel - Producers — 0.0%
General Steel Holdings, Inc.†	14,586	58,490

Steel - Specialty — 0.0%
China Precision Steel, Inc.†#	25,293	54,380
Sutor Technology Group, Ltd.†#	6,201	14,572
Universal Stainless & Alloy Products, Inc.†	5,499	89,249

		158,201

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	28,970	440,634

Sugar — 0.0%
Imperial Sugar Co.#	9,974	150,607

Superconductor Product & Systems — 0.2%
American Superconductor Corp.†#	35,462	1,177,338

Security Description	Shares	Market Value (Note 2)

Telecom Equipment - Fiber Optics — 0.2%
Harmonic, Inc.†	78,140	$395,388
IPG Photonics Corp.†#	18,864	282,394
KVH Industries, Inc.†	11,412	137,743
Oplink Communications, Inc.†	16,723	288,305
Sycamore Networks, Inc.†	157,223	444,941

		1,548,771

Telecom Services — 0.7%
Cbeyond, Inc.†#	18,912	244,154
Consolidated Communications Holdings, Inc.	19,033	289,302
Global Crossing Ltd†	23,703	267,844
Harris Stratex Networks, Inc.†	48,184	302,595
Iowa Telecommunications Services, Inc.#	26,711	424,705
Knology, Inc.†	24,259	239,194
MasTec, Inc.†#	42,543	542,849
Neutral Tandem, Inc.†#	26,803	618,345
NTELOS Holdings Corp.#	24,665	414,619
PAETEC Holding Corp.†	100,275	368,009
Premiere Global Services, Inc.†	49,574	374,779
RCN Corp.†	29,791	255,309
SAVVIS, Inc.†	29,518	369,565
USA Mobility, Inc.#	18,465	184,281

		4,895,550

Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	78,917	483,761
Adtran, Inc.#	45,132	953,639
Anaren, Inc.†	11,866	163,395
Applied Signal Technology, Inc.	10,613	209,819
Arris Group, Inc.†	101,205	1,011,038
Communications Systems, Inc.#	4,989	56,625
Comtech Telecommunications Corp.†#	22,977	660,359
CPI International, Inc.†	5,990	57,863
Network Equipment Technologies, Inc.†#	23,828	81,730
OpNext, Inc.†	22,709	41,558
Plantronics, Inc.	39,937	924,542
Preformed Line Products Co.	1,823	73,740
ShoreTel, Inc.†#	36,113	184,537
Sonus Networks, Inc.†	168,458	367,239
Symmetricom, Inc.†	35,638	156,451
Tekelec†	54,373	773,184
UTStarcom, Inc.†#	92,472	159,052

		6,358,532

Telephone - Integrated — 0.3%
Alaska Communications Systems Group, Inc.#	36,087	263,796
Atlantic Tele - Network, Inc.	7,302	342,245
Cincinnati Bell, Inc.†	175,494	522,972
General Communication, Inc., Class A†	34,335	207,383
HickoryTech Corp.	10,653	87,248
Shenandoah Telecom Co.#	19,307	324,358
Sprint Nextel Corp.†	42,471	157,567
SureWest Communications†#	11,665	101,602
Windstream Corp.	7,655	75,938

		2,083,109

Television — 0.1%
Belo Corp., Class A	72,918	343,444
Lin TV Corp., Class A†	21,960	83,668
Sinclair Broadcast Group, Inc., Class A	34,969	128,336

		555,448

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Textile - Apparel — 0.0%
Cherokee, Inc.#	6,213	$112,766
Perry Ellis International, Inc.†	7,643	106,849
Unifi, Inc.†	36,446	111,160

		330,775

Theaters — 0.1%
Carmike Cinemas, Inc.†#	8,971	54,633
Cinemark Holdings, Inc.	26,332	333,100
National CineMedia, Inc.#	34,404	502,642
Reading International, Inc.†#	14,146	54,321

		944,696

Therapeutics — 0.8%
Allos Therapeutics, Inc.†#	58,948	381,393
AVANIR Pharmaceuticals, Class A†#	49,592	82,819
AVI BioPharma, Inc.†#	78,387	111,309
Cornerstone Therapeutics, Inc.†	5,319	28,403
Cypress Bioscience, Inc.†	31,088	164,766
Dyax Corp.†	58,694	218,929
Hemispherx Biopharma, Inc.†#	95,961	115,153
Inspire Phamaceuticals, Inc.†	50,133	291,774
Isis Pharmaceuticals, Inc.†#	76,069	814,699
ISTA Pharmaceuticals, Inc.†	27,129	115,841
Mannkind Corp.†#	47,210	342,745
Nabi Biopharmaceuticals†	42,048	207,717
Neurocrine Biosciences, Inc.†	31,902	64,761
NPS Pharmaceuticals, Inc.†	38,804	122,233
Onyx Pharmaceuticals, Inc.†	50,414	1,442,344
Osiris Therapeutics, Inc.†	13,682	92,217
Questcor Pharmaceuticals, Inc.†	46,883	201,597
Spectrum Pharmaceuticals, Inc.†#	35,290	155,276
Star Scientific, Inc.†#	65,589	36,730
Theravance, Inc.†#	43,523	572,763

		5,563,469

Tobacco — 0.2%
Alliance One International, Inc.†#	72,678	346,674
Universal Corp.	20,420	876,222
Vector Group, Ltd.#	31,719	441,212

		1,664,108

Toys — 0.1%
Jakks Pacific, Inc.†	22,811	275,101
Leapfrog Enterprises, Inc.†#	27,746	83,238

		358,339

Transactional Software — 0.5%
ACI Worldwide, Inc†	28,612	471,526
Bottomline Technologies, Inc.†	20,472	329,394
Innerworkings, Inc.†#	20,088	103,252
Solera Holdings, Inc.	56,783	1,985,134
Synchronoss Technologies, Inc.†	15,489	208,792
VeriFone Holdings, Inc.†	58,925	781,345

		3,879,443

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	45,393	102,134
Atlas Air Worldwide Holdings, Inc.†	13,981	409,644

		511,778

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	38,316	339,480
AMERCO†	7,303	374,352
Greenbrier Cos., Inc.	13,653	146,497
TAL International Group, Inc.#	12,368	168,947

Security Description	Shares	Market Value (Note 2)

Transport - Equipment & Leasing (continued)
Textainer Group Holdings, Ltd.#	7,491	$119,481
Willis Lease Finance Corp.†	3,862	54,261

		1,203,018

Transport - Marine — 0.6%
Cai International, Inc.†	7,934	69,343
DHT Maritime, Inc.	40,530	162,931
Eagle Bulk Shipping, Inc.†#	50,619	286,503
Genco Shipping & Trading, Ltd.†#	21,032	493,831
General Maritime Corp.#	39,836	281,640
Golar LNG, Ltd.†	26,414	332,024
Gulfmark Offshore, Inc.†	18,587	506,682
Horizon Lines, Inc. Class A#	24,649	131,872
International Shipholding Corp.	4,484	148,914
Knightsbridge Tankers, Ltd.	13,968	182,422
Nordic American Tanker Shipping, Ltd.#	34,475	1,102,166
Ship Finance International, Ltd.#	35,947	468,749
TBS International, Ltd., Class A†#	10,938	84,769
Teekay Tankers, Ltd. Class A#	8,577	68,359
Ultrapetrol Bahamas, Ltd.†	17,627	81,437

		4,401,642

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	30,323	943,652

Transport - Services — 0.3%
Bristow Group, Inc.†#	23,814	817,296
Dynamex, Inc.†	7,932	138,017
Hub Group, Inc., Class A†#	30,342	802,546
Pacer International, Inc.#	28,533	81,034
PHI, Inc.†	10,812	191,913
Universal Truckload Services, Inc.	4,777	72,754

		2,103,560

Transport - Truck — 0.6%
Arkansas Best Corp.#	20,661	508,674
Celadon Group, Inc.†#	18,051	172,748
Forward Air Corp.#	23,639	535,660
Heartland Express, Inc.#	41,188	607,523
Knight Transportation, Inc.#	46,688	794,163
Marten Transport, Ltd.†#	12,557	211,711
Old Dominion Freight Lines, Inc.†	22,720	601,625
Patriot Transportation Holding, Inc.†#	1,046	97,770
Saia, Inc.†	11,036	159,139
USA Truck, Inc.†	6,350	72,390
Werner Enterprises, Inc.#	34,788	649,144
YRC Worldwide, Inc.†#	48,557	54,869

		4,465,416

Travel Services — 0.1%
Ambassadors Group, Inc.	15,355	180,882
Interval Leisure Group, Inc.†	32,317	369,706
Universal Travel Group†	8,193	85,781

		636,369

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†#	13,994	316,124

Veterinary Diagnostics — 0.1%
Neogen Corp.†#	10,799	351,399

Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	12,838	36,460
Nutraceutical International Corp.†	8,900	106,355
Omega Protein Corp.†	15,285	60,070
Schiff Nutrition International, Inc.	9,209	53,596

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Vitamins & Nutrition Products (continued)
Synutra International, Inc.†#	14,689	$179,206
USANA Health Sciences, Inc.†#	5,116	164,173

		599,860

Water — 0.4%
American States Water Co.	15,094	499,310
Artesian Resources Corp. Class A#	5,066	84,855
California Water Service Group	16,047	586,999
Connecticut Water Service, Inc.	6,947	157,697
Consolidated Water Co., Inc.#	11,870	155,497
Middlesex Water Co.	10,969	177,259
Pennichuck Corp.	3,475	80,238
PICO Holdings, Inc.†#	18,457	552,603
SJW Corp.#	10,550	226,297
Southwest Water Co.	20,088	118,519
York Water Co.	10,215	149,037

		2,788,311

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	27,404	153,188

Web Hosting/Design — 0.2%
NIC, Inc.	41,168	356,515
Rackspace Hosting, Inc.†#	54,236	1,003,908
Terremark Worldwide, Inc.†#	47,442	289,871
Web.Com Group, Inc.†	21,554	128,246

		1,778,540

Web Portals/ISP — 0.2%
EarthLink, Inc.	86,337	710,554
United Online, Inc.	68,273	464,256

		1,174,810

Wire & Cable Products — 0.2%
Belden, Inc.	38,043	841,511
Encore Wire Corp.	14,841	295,336
Fushi Copperweld, Inc.†#	12,921	104,273
Insteel Industries, Inc.	14,316	163,059

		1,404,179

Wireless Equipment — 0.5%
Airvana, Inc.†#	20,484	124,338
Aruba Networks, Inc.†#	48,098	384,784
EMS Technologies, Inc.†	12,423	160,008
Globecomm Systems, Inc.†	17,023	136,354
InterDigital, Inc.†#	35,704	849,398
Novatel Wireless, Inc.†#	24,858	208,310
Powerwave Technologies, Inc.†#	107,806	150,928
RF Micro Devices, Inc.†	217,136	938,028
Viasat, Inc.†#	21,210	650,087

		3,602,235

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	14,103	158,766

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Total Common Stock
(cost $865,307,321)		$701,620,449

U.S. CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14# (cost $152,000)	$152,000	144,590

EXCHANGE TRADED FUNDS — 0.0%
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund (cost $207,110)	8,253	111,663

Total Long - Term Investment Securities
(cost $865,666,431)		701,876,702

SHORT - TERM INVESTMENT SECURITIES — 20.4%
Collective Investment Pool — 17.5%
Securities Lending Quality Trust(1)	127,987,616	127,264,601

Commercial Paper — 2.6%
Erste Finance LLC 0.14% due 12/01/09	$19,000,000	19,000,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.09% due 03/18/10(2)	2,200,000	2,199,562

Total Short - Term Investment Securities
(cost $149,187,060)		148,464,163

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,509,003 and collateralized by $3,475,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,616,433 (cost $3,509,000)	3,509,000	3,509,000

TOTAL INVESTMENTS
(cost $1,018,362,491)(3)	117.4%	853,849,865
Liabilities in excess of other assets	(17.4)	(126,734,284)

NET ASSETS —	100.0%	$727,115,581

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(5)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
435	Long	Russell 2000 Mini Index	December 2009	$25,599,100	$25,195,200	$(403,900)

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$41,350,641	$–	$–	$41,350,641
Real Estate Investment Trusts	43,715,913	–	–	43,715,913
Other Industries*	616,553,895	–	0	616,553,895
U.S. Corporate Bonds & Notes	–	144,590	–	144,590
Exchange Traded Funds	111,663	–	–	111,663
Short-Term Investment Securities:
Collective Investment Pool	–	127,264,601	–	127,264,601
Commercial Paper	–	19,000,000	–	19,000,000
U.S. Government Treasuries	2,199,562	–		2,199,562
Repurchase Agreement	–	3,509,000	–	3,509,000
Other Financial Instruments:+
Futures Contracts — Depreciation	(403,900)	–	–	(403,900)

Total	$703,527,774	$149,918,191	$0	$853,445,965

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$203
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	1,453
Net purchases (sales)	–
Transfers in and/or out of Level 3	(1,656)

Balance as of 11/30/2009	$0

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.9%
Banks — Commercial	7.4
Electric — Integrated	4.9
Time Deposits	4.8
Insurance — Reinsurance	3.7
Oil Companies — Exploration & Production	3.5
Consumer Products — Misc.	2.9
Retail — Restaurants	2.7
Metal Processors & Fabrication	2.5
Computers — Memory Devices	2.4
Paper & Related Products	2.3
Human Resources	2.2
Food — Misc.	1.9
Oil — Field Services	1.8
Savings & Loans/Thrifts	1.6
Finance — Investment Banker/Broker	1.6
Electronic Components — Misc.	1.6
Retail — Apparel/Shoe	1.6
Computers — Periphery Equipment	1.6
Diversified Manufacturing Operations	1.4
Electronic Components — Semiconductors	1.4
Oil & Gas Drilling	1.4
Real Estate Investment Trusts	1.3
Telecommunication Equipment	1.3
Networking Products	1.2
Retail — Convenience Store	1.1
Machinery — General Industrial	1.1
Diversified Operations/Commercial Services	1.1
Insurance — Property/Casualty	1.1
Tobacco	1.0
Semiconductor Equipment	1.0
Insurance Brokers	1.0
Chemicals — Specialty	0.9
Transport — Truck	0.9
Building & Construction Products — Misc.	0.9
Computer Services	0.9
Semiconductor Components — Integrated Circuits	0.8
Investment Management/Advisor Services	0.8
Medical — Outpatient/Home Medical	0.8
Telecom Services	0.8
Machinery — Electrical	0.8
Apparel Manufacturers	0.7
Funeral Services & Related Items	0.7
Aerospace/Defense — Equipment	0.7
Office Supplies & Forms	0.7
Wire & Cable Products	0.7
Precious Metals	0.6
Food — Retail	0.6
Auto/Truck Parts & Equipment — Original	0.6
Water Treatment Systems	0.6
Food — Canned	0.6
Chemicals — Plastics	0.5
Computers — Integrated Systems	0.5
Coatings/Paint	0.5
Medical — Hospitals	0.5
Food — Wholesale/Distribution	0.5
Electronic Measurement Instruments	0.5
Instruments — Controls	0.5
Enterprise Software/Service	0.5
Physicians Practice Management	0.5
Silver Mining	0.5
Retail — Pawn Shops	0.5
Circuit Boards	0.5
Diagnostic Kits	0.5
Medical — HMO	0.5
Transport — Rail	0.5
Transport — Marine	0.4
Gas — Distribution	0.4
Steel — Producers	0.4

Home Furnishings	0.4
Insurance — Life/Health	0.4
Transport — Equipment & Leasing	0.4
Recreational Centers	0.4
Retail — Hair Salons	0.4
Racetracks	0.4
Instruments — Scientific	0.4
Footwear & Related Apparel	0.4
Building — Mobile Home/Manufactured Housing	0.4
Retail — Consumer Electronics	0.4
Transport — Services	0.4
Aerospace/Defense	0.4
Engineering/R&D Services	0.4
Commercial Services — Finance	0.4
Toys	0.4
Lasers — System/Components	0.4
Distribution/Wholesale	0.4
Beverages — Wine/Spirits	0.4
Building — Heavy Construction	0.4
Publishing — Books	0.3
Multimedia	0.3
Publishing — Newspapers	0.3
Medical — Biomedical/Gene	0.3
Investment Companies	0.2
Applications Software	0.2
Diversified Operations	0.2
Medical — Drugs	0.2
Retail — Discount	0.2
Non-Ferrous Metals	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Transactional Software	0.1
Telecom Equipment — Fiber Optics	0.1
Retail — Jewelry	0.1
Textile — Products	0.1
Energy — Alternate Sources	0.1
Finance — Mortgage Loan/Banker	0.1
Chemicals — Diversified	0.1
Building & Construction — Misc.	0.1
Machine Tools & Related Products	0.1
Retail — Arts & Crafts	0.1

117.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.4%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	20,275	$818,907

Aerospace/Defense - Equipment — 0.7%
Curtiss - Wright Corp.	26,900	765,574
GenCorp, Inc.†	85,823	670,278

		1,435,852

Apparel Manufacturers — 0.7%
Delta Apparel, Inc.†	28,937	296,604
Hanesbrands, Inc.†	41,700	1,001,217
Maidenform Brands, Inc.†	12,405	179,749

		1,477,570

Applications Software — 0.2%
Corel Corp.†#	94,360	377,440

Auto/Truck Parts & Equipment - Original — 0.6%
Modine Manufacturing Co.†	106,696	1,134,178

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†#	49,408	263,345

Banks - Commercial — 7.4%
BancorpSouth, Inc.#	64,179	1,488,953
Bank of Hawaii Corp.	22,000	1,005,400
CapitalSource, Inc.#	101,413	372,186
East West Bancorp, Inc.	21,470	313,247
F.N.B. Corp.#	30,304	197,279
First Citizens BancShares, Inc., Class A	29,702	4,676,580
FirstMerit Corp.	49,000	1,026,550
IBERIABANK Corp.	30,707	1,742,008
Old National Bancorp#	31,199	363,156
Sterling Bancshares, Inc.#	128,793	646,541
UMB Financial Corp.	68,561	2,694,447

		14,526,347

Beverages - Wine/Spirits — 0.4%
Central European Distribution Corp.†	26,400	736,032

Building & Construction Products - Misc. — 0.9%
Quanex Building Products Corp.	106,516	1,726,624

Building & Construction - Misc. — 0.1%
Dycom Industries, Inc.†	18,002	140,236

Building - Heavy Construction — 0.4%
Tutor Perini Corp.†#	42,100	699,702

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†#	23,543	840,250

Chemicals - Diversified — 0.1%
Innospec, Inc.	15,982	142,080

Chemicals - Plastics — 0.5%
A. Schulman, Inc.	64,587	1,054,060

Chemicals - Specialty — 0.9%
American Pacific Corp.†#(1)	43,294	306,089
Arch Chemicals, Inc.	15,590	417,968
Minerals Technologies, Inc.	4,702	248,454
OM Group, Inc.†	29,250	895,927

		1,868,438

Circuit Boards — 0.5%
Park Electrochemical Corp.	38,600	912,890

Coatings/Paint — 0.5%
RPM International, Inc.	51,400	1,007,440

Security Description	Shares	Market Value (Note 2)

Commercial Services - Finance — 0.4%
Net 1 UEPS Technologies, Inc.†	41,400	$773,352

Computer Services — 0.9%
CACI International, Inc., Class A†	19,700	914,474
DST Systems, Inc.†#	19,100	811,368

		1,725,842

Computers - Integrated Systems — 0.5%
BancTec, Inc.*†(1)(2)	41,033	205,165
Jack Henry & Associates, Inc.	35,800	818,030

		1,023,195

Computers - Memory Devices — 2.4%
Imation Corp.†	266,073	2,333,460
Quantum Corp.†	994,503	2,426,588

		4,760,048

Computers - Periphery Equipment — 1.6%
Electronics for Imaging, Inc.†	95,095	1,142,091
Lexmark International, Inc., Class A†	35,025	881,579
Synaptics, Inc.†#	38,425	1,035,170

		3,058,840

Consumer Products - Misc. — 2.9%
Blyth, Inc.	64,556	2,100,007
Helen of Troy, Ltd.†	41,700	856,935
Jarden Corp.	33,500	919,575
Prestige Brands Holdings, Inc.†	74,852	521,718
The Scotts Miracle - Gro Co., Class A	20,100	802,593
WD - 40 Co.	13,704	440,584

		5,641,412

Diagnostic Kits — 0.5%
Inverness Medical Innovations, Inc.†	21,700	912,485

Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	19,400	752,526

Diversified Manufacturing Operations — 1.4%
Barnes Group, Inc.	50,800	787,908
Teleflex, Inc.	18,700	974,083
The Brink’s Co.	35,725	803,098
Tredegar Corp.	16,286	234,681

		2,799,770

Diversified Operations — 0.2%
Spectrum Brands, Inc.†#	16,168	355,696

Diversified Operations/Commercial Services — 1.1%
Viad Corp.	115,887	2,140,433

Electric - Integrated — 4.9%
Allete, Inc.#	126,209	4,220,429
El Paso Electric Co.†	83,959	1,662,388
IDACORP, Inc.	30,700	907,799
Integrys Energy Group, Inc.#	25,000	963,500
NV Energy, Inc.	74,900	871,836
TECO Energy, Inc.	65,600	967,600

		9,593,552

Electronic Components - Misc. — 1.6%
AVX Corp.	78,712	949,267
Benchmark Electronics, Inc.†	22,038	397,345
Jabil Circuit, Inc.	73,500	978,285
Technitrol, Inc.	153,911	778,789

		3,103,686

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors — 1.4%
DSP Group, Inc.†	100,005	$629,032
Lattice Semiconductor Corp.†	503,676	1,103,050
Microsemi Corp.†	61,000	929,030
Zoran Corp.†	14,905	136,232

		2,797,344

Electronic Measurement Instruments — 0.5%
Orbotech, Ltd.†	100,377	981,687

Energy - Alternate Sources — 0.1%
BioFuel Energy Corp.†#	79,654	153,732

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	33,900	806,820

Enterprise Software/Service — 0.5%
Sybase, Inc.†#	23,500	945,640

Finance - Investment Banker/Broker — 1.6%
Investment Technology Group, Inc.†	82,685	1,509,001
Knight Capital Group, Inc., Class A†#	54,218	793,752
Raymond James Financial, Inc.#	38,000	923,020

		3,225,773

Finance - Mortgage Loan/Banker — 0.1%
Deerfield Capital Corp.†#	27,631	144,510

Food - Canned — 0.6%
Del Monte Foods Co.	76,300	800,387
Seneca Foods Corp., Class A†	12,548	296,760

		1,097,147

Food - Misc. — 1.9%
American Italian Pasta Co., Class A†#	57,194	1,823,917
B & G Foods, Inc.	36,956	316,343
Corn Products International, Inc.	29,500	827,180
Ralcorp Holdings, Inc.†	13,400	776,128

		3,743,568

Food - Retail — 0.6%
Ruddick Corp.	31,700	843,854
Winn - Dixie Stores, Inc.†#	33,747	363,793

		1,207,647

Food - Wholesale/Distribution — 0.5%
Nash Finch Co.	30,500	1,000,705

Footwear & Related Apparel — 0.4%
Wolverine World Wide, Inc.	33,000	843,810

Funeral Services & Related Items — 0.7%
Hillenbrand, Inc.	79,198	1,449,323

Gas - Distribution — 0.4%
Vectren Corp.	37,100	871,479

Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	29,258	339,685
Furniture Brands International, Inc.†#	125,053	522,722

		862,407

Human Resources — 2.2%
AMN Healthcare Services, Inc.†	52,060	415,959
Heidrick & Struggles International, Inc.#	80,755	2,281,329
Kelly Services, Inc., Class A†	70,200	736,398
Korn/Ferry International†	51,757	839,499

		4,273,185

Security Description	Shares	Market Value (Note 2)

Instruments - Controls — 0.5%
Mettler - Toledo International, Inc.†	9,600	$955,008

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	44,900	847,263

Insurance Brokers — 1.0%
Willis Group Holdings, Ltd.	73,210	1,987,651

Insurance - Life/Health — 0.4%
Protective Life Corp.	51,800	856,772

Insurance - Property/Casualty — 1.1%
Hanover Insurance Group, Inc.	20,400	849,252
Stewart Information Services Corp.†#	120,394	1,248,486

		2,097,738

Insurance - Reinsurance — 3.7%
Argo Group International Holdings, Ltd.†	25,825	753,315
Aspen Insurance Holdings, Ltd.	32,600	844,666
Endurance Specialty Holdings, Ltd.	67,220	2,513,356
Platinum Underwriters Holdings, Ltd.	24,900	878,721
Validus Holdings, Ltd.	89,982	2,384,523

		7,374,581

Investment Companies — 0.2%
Kohlberg Capital Corp.#	89,008	427,238

Investment Management/Advisor Services — 0.8%
Virtus Investment Partners, Inc.†	6,086	95,185
Waddell & Reed Financial, Inc., Class A	33,100	964,203
Westwood Holdings Group, Inc.#(1)	16,809	584,449

		1,643,837

Lasers - System/Components — 0.4%
Coherent, Inc.†#	29,864	759,143

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	4,874	109,665

Machinery - Electrical — 0.8%
Franklin Electric Co., Inc.#	24,380	671,425
Regal - Beloit Corp.	18,300	868,518

		1,539,943

Machinery - General Industrial — 1.1%
Gardner Denver, Inc.	22,631	847,078
Kadant, Inc.†(1)	93,056	1,341,868

		2,188,946

Medical - Biomedical/Gene — 0.3%
Cambrex Corp.†	95,216	503,693

Medical - Drugs — 0.2%
PharMerica Corp.†#	20,163	303,453

Medical - HMO — 0.5%
Healthspring, Inc.†	54,925	909,558

Medical - Hospitals — 0.5%
LifePoint Hospitals, Inc.†	34,600	1,004,438

Medical - Outpatient/Home Medical — 0.8%
Amedisys, Inc.†#	21,800	807,472
Amsurg Corp.†	39,900	826,329

		1,633,801

Metal Processors & Fabrication — 2.5%
CIRCOR International, Inc.	12,416	299,722
Mueller Industries, Inc.	198,515	4,667,088

		4,966,810

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Multimedia — 0.3%
Journal Communications, Inc., Class A	151,235	$527,810

Networking Products — 1.2%
Adaptec, Inc.†	318,955	998,329
Anixter International, Inc.†#	22,300	963,806
Netgear, Inc.†	24,172	479,814

		2,441,949

Non - Ferrous Metals — 0.1%
Thompson Creek Metals Co., Inc.†	22,718	272,162

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	215,447	1,406,869

Oil & Gas Drilling — 1.4%
Atwood Oceanics, Inc.†	72,683	2,738,695

Oil Companies - Exploration & Production — 3.5%
Contango Oil & Gas Co.†	19,000	843,220
Forest Oil Corp.†#	49,400	905,008
Mariner Energy, Inc.†#	79,534	994,970
St. Mary Land & Exploration Co.	24,250	785,215
Stone Energy Corp.†	18,395	347,850
W&T Offshore, Inc.	32,125	332,494
Whiting Petroleum Corp.†	43,277	2,693,993

		6,902,750

Oil Field Machinery & Equipment — 0.0%
WSP Holdings, Ltd. ADR#	9,139	27,600

Oil - Field Services — 1.8%
Cal Dive International, Inc.†	196,688	1,427,955
Global Industries, Ltd.†#	64,971	381,380
Oil States International, Inc.†	24,400	875,228
Superior Energy Services, Inc.†	40,400	854,056

		3,538,619

Paper & Related Products — 2.3%
Clearwater Paper Corp.†	10,351	508,545
Glatfelter	76,985	856,073
Neenah Paper, Inc.	116,518	1,623,096
Schweitzer - Mauduit International, Inc.	24,458	1,505,634

		4,493,348

Physicians Practice Management — 0.5%
MEDNAX, Inc.†	16,600	933,086

Precious Metals — 0.6%
Gammon Gold, Inc.†	106,700	1,232,385

Publishing - Books — 0.3%
Courier Corp.	40,602	529,450

Publishing - Newspapers — 0.3%
AH Belo Corp.†#	112,215	504,967

Racetracks — 0.4%
International Speedway Corp., Class A	31,500	849,555

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc.#	15,600	879,372
Anworth Mortgage Asset Corp.	117,175	843,660
Hospitality Properties Trust	45,600	885,096
The Macerich Co.#	109	3,244

		2,611,372

Recreational Centers — 0.4%
Life Time Fitness, Inc.†#	37,675	851,455

Security Description	Shares	Market Value (Note 2)

Retail - Apparel/Shoe — 1.6%
Christopher & Banks Corp.	52,774	$301,340
Genesco, Inc.†#	63,495	1,659,759
Kenneth Cole Productions, Inc., Class A†	80,375	747,488
The Men’s Wearhouse, Inc.#	17,816	363,446

		3,072,033

Retail - Arts & Crafts — 0.1%
A.C. Moore Arts & Crafts, Inc.†	33,749	104,959

Retail - Consumer Electronics — 0.4%
RadioShack Corp.	44,100	831,726

Retail - Convenience Store — 1.1%
Casey’s General Stores, Inc.	73,787	2,257,144

Retail - Discount — 0.2%
HSN, Inc.†	16,741	299,999

Retail - Hair Salons — 0.4%
Regis Corp.	54,300	850,338

Retail - Jewelry — 0.1%
Zale Corp.†#	37,569	176,574

Retail - Pawn Shops — 0.5%
Cash America International, Inc.#	28,800	926,208

Retail - Restaurants — 2.7%
Brinker International, Inc.	56,400	778,320
Denny’s Corp.†	298,489	683,540
DineEquity, Inc.†#	25,526	543,959
Ruby Tuesday, Inc.†#	158,507	1,003,349
Wendy’s/Arby’s Group, Inc., Class A	557,850	2,287,185

		5,296,353

Savings & Loans/Thrifts — 1.6%
NewAlliance Bancshares, Inc.#	170,445	2,007,842
Provident New York Bancorp, Inc.#	12,146	101,419
Washington Federal, Inc.	58,900	1,122,045

		3,231,306

Semiconductor Components - Integrated Circuits — 0.8%
Anadigics, Inc.†#	54,980	169,338
Exar Corp.†	133,923	940,140
Standard Microsystems Corp.†	28,960	557,190

		1,666,668

Semiconductor Equipment — 1.0%
ATMI, Inc.†	72,001	1,119,616
Cabot Microelectronics Corp.†	29,122	890,842

		2,010,458

Silver Mining — 0.5%
Pan American Silver Corp.†#	36,800	928,832

Steel - Producers — 0.4%
Reliance Steel & Aluminum Co.	21,300	870,744

Telecom Equipment - Fiber Optics — 0.1%
Sycamore Networks, Inc.†	86,152	243,810

Telecom Services — 0.8%
Harris Stratex Networks, Inc.†	59,291	372,348
Iowa Telecommunications Services, Inc.#	73,100	1,162,290
Premiere Global Services, Inc.†	9,320	70,459

		1,605,097

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment — 1.3%
CommScope, Inc.†#	68,163	$1,712,936
Plantronics, Inc.	32,800	759,320

		2,472,256

Textile - Products — 0.1%
Dixie Group, Inc.†#(1)	60,159	162,429

Tobacco — 1.0%
Universal Corp.#	28,803	1,235,937
Vector Group, Ltd.#	57,930	805,806

		2,041,743

Toys — 0.4%
Jakks Pacific, Inc.†#	63,400	764,604

Transactional Software — 0.1%
ACI Worldwide, Inc†	14,970	246,706

Transport - Equipment & Leasing — 0.4%
GATX Corp.	29,500	851,665

Transport - Marine — 0.4%
Diana Shipping, Inc.†	52,150	810,932
Horizon Lines, Inc. Class A	13,270	70,995

		881,927

Transport - Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	28,825	897,034

Transport - Services — 0.4%
Ryder System, Inc.	20,300	822,962

Transport - Truck — 0.9%
Arkansas Best Corp.#	70,846	1,744,228

Water Treatment Systems — 0.6%
RINO International Corp.†#	32,122	1,100,178

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Wire & Cable Products — 0.7%
Belden, Inc.	30,081	665,392
General Cable Corp.†	21,800	640,048

		1,305,440

Total Long-Term Investment Securities
(cost $205,151,793)		187,842,036

SHORT-TERM INVESTMENT SECURITIES — 21.7%
Collective Investment Pool — 16.9%
Securities Lending Quality Trust(3)	33,502,277	$33,313,020

Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$9,409,000	9,409,000

Total Short-Term Investment Securities
(cost $42,911,277)		42,722,020

TOTAL INVESTMENTS
(cost $248,063,070)(4)	117.1%	230,564,056
Liabilities in excess of other assets	(17.1)	(33,644,771)

NET ASSETS —	100.0%	$196,919,285

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $205,165 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $2,600,000 representing 1.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$14,526,347	$–	$–	$14,526,347
Other Industries*	173,110,524	–	205,165	173,315,689
Short-Term Investment Securities:
Collective Investment Pool	–	33,313,020	–	33,313,020
Time Deposit	–	9,409,000	–	9,409,000

Total	$187,636,871	$42,722,020	$205,165	$230,564,056

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2009	$285,179
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(80,014)
Net purchases (sales)	–
Transfers in and/or out of Level 3	–

Balance as of 11/30/2009	$205,165

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.3%
Retail — Apparel/Shoe	5.8
Medical — Biomedical/Gene	5.4
Oil Companies — Exploration & Production	4.8
Time Deposits	4.6
Electronic Components — Semiconductors	4.3
Retail — Restaurants	2.6
Commercial Services	2.5
Enterprise Software/Service	2.4
Schools	2.4
Web Hosting/Design	2.3
Medical — Drugs	2.0
Electronic Measurement Instruments	2.0
Telecommunication Equipment	1.8
Apparel Manufacturers	1.8
Machinery — General Industrial	1.7
Agricultural Chemicals	1.7
Diagnostic Kits	1.7
Internet Infrastructure Software	1.7
Computer Services	1.6
Cosmetics & Toiletries	1.5
Retail — Catalog Shopping	1.4
Semiconductor Components — Integrated Circuits	1.4
Computer Aided Design	1.2
Batteries/Battery Systems	1.2
E-Commerce/Services	1.2
Banks — Commercial	1.2
Investment Management/Advisor Services	1.2
Medical Information Systems	1.2
Medical Labs & Testing Services	1.1
E-Marketing/Info	1.0
Therapeutics	0.9
Semiconductor Equipment	0.9
Footwear & Related Apparel	0.9
Transport — Air Freight	0.9
Wireless Equipment	0.9
Respiratory Products	0.9
Consumer Products — Misc.	0.9
Wire & Cable Products	0.8
Intimate Apparel	0.8
Consulting Services	0.8
Internet Application Software	0.8
Oil — Field Services	0.8
Medical Products	0.8
Private Corrections	0.8
Computers — Memory Devices	0.7
Index Fund — Small Cap	0.7
Cellular Telecom	0.7
Data Processing/Management	0.7
Racetracks	0.7
Printing — Commercial	0.7
Savings & Loans/Thrifts	0.7
Finance — Investment Banker/Broker	0.7
Chemicals — Specialty	0.7
Retail — Auto Parts	0.7
Computers — Periphery Equipment	0.6
Theaters	0.6
Telecom Services	0.6
Non — Hazardous Waste Disposal	0.6
Decision Support Software	0.5
Finance — Consumer Loans	0.5
E-Commerce/Products	0.5
Building & Construction Products — Misc.	0.5
Steel — Producers	0.5
Computers — Integrated Systems	0.5
Medical Instruments	0.5
Metal Processors & Fabrication	0.5
Retail — Computer Equipment	0.5
Retail — Sporting Goods	0.5

Broadcast Services/Program	0.5
Electronic Components — Misc.	0.5
Aerospace/Defense — Equipment	0.5
Retail — Petroleum Products	0.5
Hazardous Waste Disposal	0.4
Filtration/Separation Products	0.4
Retail — Building Products	0.4
Physical Therapy/Rehabilitation Centers	0.4
Casino Services	0.4
Chemicals — Diversified	0.3
Power Converter/Supply Equipment	0.3
Electric — Distribution	0.3
Distribution/Wholesale	0.3
Auto/Truck Parts & Equipment — Original	0.3
Diversified Manufacturing Operations	0.3
Transport — Services	0.3
Advanced Materials	0.3
Educational Software	0.3
Transport — Truck	0.3
Communications Software	0.3
Pharmacy Services	0.3
Non — Ferrous Metals	0.2
Electric — Integrated	0.1
Networking Products	0.1
E-Services/Consulting	0.1
Audio/Video Products	0.1

117.5%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.9%
Advanced Materials — 0.3%
Hexcel Corp.†	22,339	$235,676

Aerospace/Defense - Equipment — 0.5%
Argon ST, Inc.†	22,651	407,265

Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	9,513	812,030
Intrepid Potash, Inc.†#	22,612	688,309

		1,500,339

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.†#	52,004	1,248,616
True Religion Apparel, Inc.†	19,300	355,892

		1,604,508

Audio/Video Products — 0.1%
DTS, Inc.†	2,089	62,962

Auto/Truck Parts & Equipment - Original — 0.3%
Titan International, Inc.#	30,200	250,056

Banks - Commercial — 1.2%
First Horizon National Corp.†	41,503	562,366
Signature Bank†	17,300	535,954

		1,098,320

Batteries/Battery Systems — 1.2%
EnerSys†#	48,561	1,105,248

Broadcast Services/Program — 0.5%
DG FastChannel, Inc.†#	15,500	417,725

Building & Construction Products - Misc. — 0.5%
Interline Brands, Inc.†	26,855	451,701

Casino Services — 0.4%
Shuffle Master, Inc.†	40,400	330,068

Cellular Telecom — 0.7%
NII Holdings, Inc.†#	22,307	664,749

Chemicals - Diversified — 0.3%
Rockwood Holdings, Inc.†	12,470	280,700

Chemicals - Specialty — 0.7%
Cytec Industries, Inc.	18,600	632,028

Commercial Services — 2.5%
Alliance Data Systems Corp.†	9,100	555,009
HMS Holdings Corp.†	7,600	335,996
Quanta Services, Inc.†	29,700	556,875
Steiner Leisure, Ltd.†#	12,800	506,240
Team, Inc.†	18,811	308,500

		2,262,620

Communications Software — 0.3%
Smith Micro Software, Inc.†	36,100	228,513

Computer Aided Design — 1.2%
ANSYS, Inc.†#	28,431	1,107,103

Computer Services — 1.6%
LivePerson, Inc.†	65,670	416,348
Syntel, Inc.#	27,532	1,041,535

		1,457,883

Computers - Integrated Systems — 0.5%
Riverbed Technology, Inc.†#	21,500	437,740

Computers - Memory Devices — 0.7%
Quantum Corp.†#	275,258	671,629

Security Description	Shares	Market Value (Note 2)

Computers - Periphery Equipment — 0.6%
Synaptics, Inc.†#	20,368	$548,714

Consulting Services — 0.8%
FTI Consulting, Inc.†#	15,803	731,047

Consumer Products - Misc. — 0.9%
The Scotts Miracle - Gro Co., Class A#	19,441	776,279

Cosmetics & Toiletries — 1.5%
Alberto - Culver Co.#	37,151	1,045,801
Chattem, Inc.†#	4,563	300,428

		1,346,229

Data Processing/Management — 0.7%
Dun & Bradstreet Corp.#	8,368	657,641

Decision Support Software — 0.5%
MSCI, Inc., Class A†	16,200	493,614

Diagnostic Kits — 1.7%
Inverness Medical Innovations, Inc.†#	15,100	634,955
Qiagen NV†#	39,138	864,950

		1,499,905

Distribution/Wholesale — 0.3%
LKQ Corp.†	14,400	250,992

Diversified Manufacturing Operations — 0.3%
Barnes Group, Inc.	15,800	245,058

E-Commerce/Products — 0.5%
Blue Nile, Inc.†	8,281	462,825

E-Commerce/Services — 1.2%
priceline.com, Inc.†#	5,158	1,104,431

E-Marketing/Info — 1.0%
comScore, Inc.†#	28,119	450,185
Constant Contact, Inc.†	14,330	255,934
ValueClick, Inc.†	24,200	228,206

		934,325

E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	2,986	66,707

Educational Software — 0.3%
Rosetta Stone, Inc.†#	13,300	234,479

Electric - Distribution — 0.3%
EnerNOC, Inc.†	9,515	251,767

Electric - Integrated — 0.1%
Pike Electric Corp.†#	14,400	131,904

Electronic Components - Misc. — 0.5%
Benchmark Electronics, Inc.†	22,600	407,478

Electronic Components - Semiconductors — 4.3%
Cavium Networks, Inc.†	24,600	496,182
Mellanox Technologies, Ltd.†	38,700	702,405
Monolithic Power Systems, Inc.†#	38,522	828,223
Netlogic Microsystems, Inc.†#	35,516	1,449,053
Rubicon Technology, Inc.†#	23,200	404,144

		3,880,007

Electronic Measurement Instruments — 2.0%
FLIR Systems, Inc.†#	31,103	892,656
Itron, Inc.†#	14,020	852,276

		1,744,932

Enterprise Software/Service — 2.4%
Concur Technologies, Inc.†#	17,000	630,020
MedAssets, Inc.†	26,800	625,512

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)
Taleo Corp., Class A†	24,000	$495,840
The Ultimate Software Group, Inc.†#	14,951	402,630

		2,154,002

Filtration/Separation Products — 0.4%
Polypore International, Inc.†#	31,106	366,118

Finance - Consumer Loans — 0.5%
Portfolio Recovery Associates, Inc.†	10,600	477,318

Finance - Investment Banker/Broker — 0.7%
Stifel Financial Corp.†#	11,853	636,743

Footwear & Related Apparel — 0.9%
Deckers Outdoor Corp.†#	4,900	453,887
Iconix Brand Group, Inc.†#	31,800	358,068

		811,955

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	7,000	374,640

Internet Application Software — 0.8%
Cybersource Corp.†	20,200	346,834
Vocus, Inc.†#	23,432	382,879

		729,713

Internet Infrastructure Software — 1.7%
F5 Networks, Inc.†	26,472	1,244,978
support.com, Inc.†#	103,891	246,222

		1,491,200

Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	18,300	744,993

Investment Management/Advisor Services — 1.2%
Invesco, Ltd.	46,951	1,044,660

Machinery - General Industrial — 1.7%
Roper Industries, Inc.	17,261	898,262
Wabtec Corp.#	16,639	640,602

		1,538,864

Medical Information Systems — 1.2%
Allscripts - Misys Healthcare Solutions, Inc.†#	31,400	602,880
Phase Forward, Inc.†	27,900	425,754

		1,028,634

Medical Instruments — 0.5%
Endologix, Inc.†#	43,623	184,961
NuVasive, Inc.†#	7,600	246,620

		431,581

Medical Labs & Testing Services — 1.1%
Genoptix, Inc.†#	16,200	587,250
ICON PLC ADR†	16,266	369,238

		956,488

Medical Products — 0.8%
PSS World Medical, Inc.†#	17,400	336,690
Wright Medical Group, Inc.†#	20,700	372,600

		709,290

Medical - Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†#	30,813	1,397,370
AMAG Pharmaceuticals, Inc.†#	11,390	425,872
Incyte Corp.†#	66,300	552,279
Life Technologies Corp.†#	22,789	1,134,436

Security Description	Shares	Market Value (Note 2)

Medical - Biomedical/Gene (continued)
Myriad Genetics, Inc.†#	20,432	$472,388
Regeneron Pharmaceuticals, Inc.†	11,500	211,025
RTI Biologics, Inc.†	77,900	317,832
United Therapeutics Corp.†	6,300	287,217

		4,798,419

Medical - Drugs — 2.0%
Auxilium Pharmaceuticals, Inc.†#	7,600	265,012
King Pharmaceuticals, Inc.†#	61,637	729,166
Shire PLC ADR#	13,091	770,667

		1,764,845

Metal Processors & Fabrication — 0.5%
RBC Bearings, Inc.†	18,600	430,776

Networking Products — 0.1%
Atheros Communications, Inc.†#	4,200	119,574

Non - Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	8,296	146,839

Non - Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.†	15,700	509,465

Oil Companies - Exploration & Production — 4.8%
Continental Resources, Inc.†#	27,851	1,048,590
Denbury Resources, Inc.†#	48,720	646,514
Goodrich Petroleum Corp.†#	11,300	250,069
Newfield Exploration Co.†	7,100	300,188
Penn Virginia Corp.	11,800	213,816
PetroHawk Energy Corp.†	29,200	652,328
Southwestern Energy Co.†	25,652	1,127,662

		4,239,167

Oil - Field Services — 0.8%
Core Laboratories NV#	3,400	361,250
Matrix Service Co.†	43,024	368,285

		729,535

Pharmacy Services — 0.3%
Clarient, Inc.†#	89,400	227,970

Physical Therapy/Rehabilitation Centers — 0.4%
Psychiatric Solutions, Inc.†#	15,100	334,616

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	23,092	252,396

Printing - Commercial — 0.7%
VistaPrint NV†#	11,341	646,777

Private Corrections — 0.8%
Corrections Corp. of America†#	28,058	701,169

Racetracks — 0.7%
Penn National Gaming, Inc.†#	24,355	652,470

Respiratory Products — 0.9%
ResMed, Inc.†#	15,539	781,146

Retail - Apparel/Shoe — 5.8%
Aeropostale, Inc.†#	23,536	741,384
Chico’s FAS, Inc.†#	71,570	1,006,990
DSW, Inc., Class A†#	25,500	595,170
Genesco, Inc.†	12,800	334,592
Guess?, Inc.#	24,450	905,873
Lululemon Athletica, Inc.†	33,908	887,372
Stein Mart, Inc.†#	36,400	373,828
The Children’s Place Retail Stores, Inc.†#	11,600	370,272

		5,215,481

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Auto Parts — 0.7%
O’Reilly Automotive, Inc.†#	15,610	$605,356

Retail - Building Products — 0.4%
Lumber Liquidators, Inc.†#	14,700	347,214

Retail - Catalog Shopping — 1.4%
MSC Industrial Direct Co., Inc., Class A	26,841	1,232,002

Retail - Computer Equipment — 0.5%
GameStop Corp., Class A†#	17,643	430,666

Retail - Petroleum Products — 0.5%
World Fuel Services Corp.#	7,652	406,933

Retail - Restaurants — 2.6%
Buffalo Wild Wings, Inc.†#	23,671	945,420
California Pizza Kitchen, Inc.†#	17,900	224,824
Chipotle Mexican Grill, Inc., Class A†	4,000	333,800
PF Chang’s China Bistro, Inc.†#	14,600	476,252
Texas Roadhouse, Inc., Class A†#	34,600	355,688

		2,335,984

Retail - Sporting Goods — 0.5%
Hibbett Sports, Inc.†#	22,600	427,366

Savings & Loans/Thrifts — 0.7%
NewAlliance Bancshares, Inc.#	54,754	645,002

Schools — 2.4%
Capella Education Co.†#	20,003	1,425,814
Strayer Education, Inc.#	3,656	722,060

		2,147,874

Semiconductor Components - Integrated Circuits — 1.4%
Power Integrations, Inc.#	36,307	1,219,552

Semiconductor Equipment — 0.9%
ATMI, Inc.†	23,214	360,978
Formfactor, Inc.†#	27,200	461,040

		822,018

Steel - Producers — 0.5%
Steel Dynamics, Inc.	25,915	438,482

Telecom Services — 0.6%
Cbeyond, Inc.†#	39,987	516,232

Telecommunication Equipment — 1.8%
Adtran, Inc.#	12,800	270,464
Nice Systems, Ltd. ADR†	29,683	899,692
Plantronics, Inc.	19,500	451,425

		1,621,581

Theaters — 0.6%
National CineMedia, Inc.	36,557	534,098

Therapeutics — 0.9%
Warner Chilcott PLC†#	33,801	830,829

Transport - Air Freight — 0.9%
Atlas Air Worldwide Holdings, Inc.†	27,200	796,960

Transport - Services — 0.3%
UTi Worldwide, Inc.	18,600	243,102

Transport - Truck — 0.3%
Forward Air Corp.#	10,247	232,197

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Web Hosting/Design — 2.3%
Equinix, Inc.†#	9,000	$865,710
NIC, Inc.#	83,173	720,278
Rackspace Hosting, Inc.†	25,400	470,154

		2,056,142

Wire & Cable Products — 0.8%
General Cable Corp.†#	25,805	757,635

Wireless Equipment — 0.9%
SBA Communications Corp., Class A†#	24,700	791,388

Total Common Stock
(cost $74,238,207)		85,460,624

EXCHANGE TRADED FUNDS — 0.7%
Index Fund - Small Cap — 0.7%
iShares Russell 2000 Growth Index Fund# (cost $696,408)	10,602	668,456

Total Long - Term Investment Securities
(cost $74,934,615)		86,129,080

SHORT - TERM INVESTMENT SECURITIES — 20.9%
Collective Investment Pool — 16.3%
Securities Lending Quality Trust(1)(3)	14,608,556	14,526,031

Time Deposits — 4.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09	$4,093,000	4,093,000

Total Short - Term Investment Securities
(cost $18,701,556)		18,619,031

TOTAL INVESTMENTS
(cost $93,636,171)(2)	117.5%	104,748,111
Liabilities in excess of other assets	(17.5)	(15,627,839)

NET ASSETS —	100.0%	$89,120,272

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At November 30, 2009, the Fund had loaned securities with a total value of $14,306,659. This was secured by collateral of $14,608,556, which was received in cash and subsequently invested in short-term investments currently valued at $14,526,031 as reported in the portfolio of investments. The remaining collateral of $80,279 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bonds	4.50% to 7.63%	02/15/23 to 02/15/37

ADR—American Depository Receipt

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical — Biomedical/Gene	$4,798,419	$–	$–	$4,798,419
Retail — Apparel/Shoe	5,215,481	–	–	5,215,481
Other Industries*	75,446,724	–	–	75,446,724
Exchange Traded Funds	668,456	–	–	668,456
Short-Term Investment Securities:
Collective Investment Pool	–	14,526,031	–	14,526,031
Time Deposits	–	4,093,000	–	4,093,000

Total	$86,129,080	$18,619,031	$–	$104,748,111

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.3%
Oil Companies — Integrated	6.5
Computers	5.0
Diversified Banking Institutions	4.9
Medical — Drugs	4.7
Diversified Manufacturing Operations	3.4
Electric — Integrated	3.1
Telephone — Integrated	2.9
Oil Companies — Exploration & Production	2.8
Medical Products	2.7
Applications Software	2.6
Banks — Super Regional	2.6
Beverages — Non-alcoholic	2.5
Cosmetics & Toiletries	2.5
Electronic Components — Semiconductors	2.0
Retail — Discount	1.9
Commercial Paper	1.8
Medical — Biomedical/Gene	1.7
Web Portals/ISP	1.6
Tobacco	1.6
Networking Products	1.5
Multimedia	1.5
Aerospace/Defense	1.4
Oil — Field Services	1.3
Food — Misc.	1.2
Wireless Equipment	1.1
Retail — Restaurants	1.1
Real Estate Investment Trusts	1.1
Enterprise Software/Service	1.0
Transport — Services	1.0
Transport — Rail	1.0
Medical — HMO	0.9
Insurance — Multi-line	0.9
Cable/Satellite TV	0.9
Commercial Services — Finance	0.9
Retail — Drug Store	0.8
Medical Instruments	0.8
Retail — Building Products	0.8
Chemicals — Diversified	0.8
Aerospace/Defense — Equipment	0.7
Insurance — Life/Health	0.7
Banks — Fiduciary	0.7
Insurance — Property/Casualty	0.6
Finance — Credit Card	0.6
Computers — Memory Devices	0.6
Investment Management/Advisor Services	0.6
Pharmacy Services	0.5
Agricultural Chemicals	0.5
Industrial Gases	0.5
E-Commerce/Products	0.5
E-Commerce/Services	0.4
Consumer Products — Misc.	0.4
Finance — Other Services	0.4
Banks — Commercial	0.4
Machinery — Construction & Mining	0.4
Medical — Wholesale Drug Distribution	0.4
Metal — Copper	0.3
Oil Field Machinery & Equipment	0.3
Electric Products — Misc.	0.3
Pipelines	0.3
Food — Retail	0.3
Telecom Equipment — Fiber Optics	0.3
Auto — Cars/Light Trucks	0.3
Instruments — Scientific	0.3
Computer Services	0.3
Retail — Major Department Stores	0.3
Gold Mining	0.3
Semiconductor Equipment	0.3
Non-Hazardous Waste Disposal	0.3

Athletic Footwear	0.3
Internet Security	0.2
Chemicals — Specialty	0.2
Gas — Distribution	0.2
U.S. Government Treasuries	0.2
Retail — Apparel/Shoe	0.2
Coal	0.2
Retail — Regional Department Stores	0.2
Machinery — Farming	0.2
Insurance Brokers	0.2
Apparel Manufacturers	0.2
Steel — Producers	0.2
Oil & Gas Drilling	0.2
Finance — Investment Banker/Broker	0.2
Agricultural Operations	0.2
Data Processing/Management	0.2
Retail — Office Supplies	0.2
Electronic Forms	0.2
Auto/Truck Parts & Equipment — Original	0.2
Retail — Consumer Electronics	0.2
Medical Labs & Testing Services	0.2
Distribution/Wholesale	0.2
Food — Wholesale/Distribution	0.2
Hotels/Motels	0.2
Paper & Related Products	0.2
Semiconductor Components — Integrated Circuits	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Electronic Measurement Instruments	0.1
Cruise Lines	0.1
Forestry	0.1
Oil Refining & Marketing	0.1
Auto — Heavy Duty Trucks	0.1
Food — Confectionery	0.1
Metal — Aluminum	0.1
Engineering/R&D Services	0.1
Savings & Loans/Thrifts	0.1
Repurchase Agreements	0.1
Office Automation & Equipment	0.1
Toys	0.1
Schools	0.1
Containers — Paper/Plastic	0.1
Containers — Metal/Glass	0.1
Retail — Auto Parts	0.1
Retail — Bedding	0.1
Commercial Services	0.1
Tools — Hand Held	0.1
Medical — Generic Drugs	0.1
Electronics — Military	0.1
Engines — Internal Combustion	0.1
Beverages — Wine/Spirits	0.1
Building — Residential/Commercial	0.1
Television	0.1
Electric — Generation	0.1
Disposable Medical Products	0.1
Telecommunication Equipment	0.1
Dental Supplies & Equipment	0.1
Brewery	0.1
Electronic Connectors	0.1
Motorcycle/Motor Scooter	0.1
Airlines	0.1
Food — Meat Products	0.1
Industrial Automated/Robotic	0.1
Dialysis Centers	0.1
Quarrying	0.1
Coatings/Paint	0.1
Publishing — Newspapers	0.1
Energy — Alternate Sources	0.1
Casino Services	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Machinery — Pumps	0.1%
Appliances	0.1
Entertainment Software	0.1
Computer Aided Design	0.1
Retail — Jewelry	0.1
Human Resources	0.1
Finance — Consumer Loans	0.1
Computers — Integrated Systems	0.1

110.2%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†#	151,000	$955,830
Omnicom Group, Inc.#	96,500	3,543,480

		4,499,310

Aerospace/Defense — 1.4%
Boeing Co.#	225,600	11,823,696
General Dynamics Corp.	119,600	7,881,640
Lockheed Martin Corp.	100,300	7,746,169
Northrop Grumman Corp.#	98,800	5,414,240
Raytheon Co.	120,900	6,229,977
Rockwell Collins, Inc.#	49,000	2,619,540

		41,715,262

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	38,500	2,284,590
United Technologies Corp.	292,300	19,654,252

		21,938,842

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	15,000	1,280,400
Monsanto Co.	169,500	13,687,125

		14,967,525

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	199,400	6,143,514

Airlines — 0.1%
Southwest Airlines Co.	230,300	2,118,760

Apparel Manufacturers — 0.2%
Coach, Inc.	98,800	3,433,300
Polo Ralph Lauren Corp.	18,000	1,383,300
VF Corp.#	27,700	2,014,344

		6,830,944

Appliances — 0.1%
Whirlpool Corp.#	23,000	1,705,680

Applications Software — 2.6%
Citrix Systems, Inc.†	56,800	2,168,624
Compuware Corp.†	73,800	512,172
Intuit, Inc.†#	100,300	2,929,763
Microsoft Corp.	2,407,700	70,810,457
Red Hat, Inc.†	58,400	1,559,280
Salesforce.com, Inc.†#	33,900	2,124,852

		80,105,148

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	120,700	7,832,223

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	21,500	808,615

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.†	1,000,500	8,894,445

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	112,800	4,182,624

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	208,200	5,631,810

Banks - Commercial — 0.4%
BB&T Corp.	211,700	5,271,330
First Horizon National Corp.†#	67,900	920,045
M&T Bank Corp.#	25,600	1,678,848
Marshall & Ilsley Corp.#	156,500	899,875
Regions Financial Corp.#	369,000	2,162,340

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Zions Bancorporation#	42,800	$562,820

		11,495,258

Banks - Fiduciary — 0.7%
Northern Trust Corp.#	75,000	3,712,500
State Street Corp.	153,600	6,343,680
The Bank of New York Mellon Corp.	373,600	9,952,704

		20,008,884

Banks - Super Regional — 2.6%
Capital One Financial Corp.	141,300	5,420,268
Comerica, Inc.#	46,900	1,335,243
Fifth Third Bancorp	247,000	2,489,760
Huntington Bancshares, Inc.#	221,900	847,658
KeyCorp	272,900	1,599,194
PNC Financial Services Group, Inc.#	143,300	8,169,533
SunTrust Banks, Inc.	154,900	3,660,287
US Bancorp#	593,800	14,328,394
Wells Fargo & Co.	1,450,900	40,683,236

		78,533,573

Beverages - Non - alcoholic — 2.5%
Coca - Cola Enterprises, Inc.#	98,500	1,935,525
Dr Pepper Snapple Group, Inc.†#	78,900	2,066,391
Pepsi Bottling Group, Inc.	44,700	1,696,365
PepsiCo, Inc.	483,800	30,102,036
The Coca - Cola Co.	719,700	41,166,840

		76,967,157

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B#	34,100	1,744,897
Constellation Brands, Inc., Class A†	61,700	1,055,687

		2,800,584

Brewery — 0.1%
Molson Coors Brewing Co., Class B#	48,700	2,201,727

Broadcast Services/Program — 0.0%
Scripps Networks Interactive Inc., Class A#	27,700	1,095,535

Building Products - Wood — 0.0%
Masco Corp.#	111,600	1,515,528

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	85,700	880,996
KB Home#	23,000	311,650
Lennar Corp., Class A#	47,900	606,893
Pulte Homes, Inc.#	98,200	897,548

		2,697,087

Cable/Satellite TV — 0.9%
Comcast Corp., Class A#	891,300	13,075,371
DIRECTV†#	291,600	9,223,308
Time Warner Cable, Inc.	109,400	4,582,766

		26,881,445

Casino Hotels — 0.0%
Wynn Resorts, Ltd.#	21,400	1,381,156

Casino Services — 0.1%
International Game Technology	92,000	1,737,880

Cellular Telecom — 0.0%
MetroPCS Communications, Inc.†#	80,900	509,670

Chemicals - Diversified — 0.8%
E.I. du Pont de Nemours & Co.#	280,600	9,703,148
FMC Corp.	22,500	1,259,775

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified (continued)
PPG Industries, Inc.	51,200	$3,042,816
The Dow Chemical Co.	355,200	9,867,456

		23,873,195

Chemicals - Specialty — 0.2%
Eastman Chemical Co.#	22,600	1,358,712
Ecolab, Inc.	73,600	3,305,376
International Flavors & Fragrances, Inc.	24,500	997,640
Sigma - Aldrich Corp.#	37,800	2,016,252

		7,677,980

Coal — 0.2%
CONSOL Energy, Inc.	56,100	2,576,112
Massey Energy Co.#	26,500	997,990
Peabody Energy Corp.	83,100	3,694,626

		7,268,728

Coatings/Paint — 0.1%
The Sherwin - Williams Co.#	30,300	1,843,452

Commercial Services — 0.1%
Convergys Corp.†#	38,200	427,076
Iron Mountain, Inc.†#	56,000	1,344,000
Quanta Services, Inc.†#	65,000	1,218,750

		2,989,826

Commercial Services - Finance — 0.9%
Automatic Data Processing, Inc.	156,000	6,778,200
Equifax, Inc.	39,200	1,123,080
H&R Block, Inc.	104,100	2,113,230
Mastercard, Inc., Class A	29,800	7,177,628
Moody’s Corp.#	60,900	1,414,707
Paychex, Inc.#	99,800	3,128,730
The Western Union Co.	217,900	4,020,255
Total System Services, Inc.#	61,200	1,057,536

		26,813,366

Computer Aided Design — 0.1%
Autodesk, Inc.†	71,400	1,674,330

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	30,300	1,672,560
Cognizant Technology Solutions Corp., Class A†	91,100	4,002,023
Computer Sciences Corp.†	47,100	2,605,101

		8,279,684

Computers — 5.0%
Apple, Inc.†	278,200	55,614,962
Dell, Inc.†	534,500	7,547,140
Hewlett - Packard Co.	736,400	36,127,784
International Business Machines Corp.	407,100	51,437,085
Sun Microsystems, Inc.†	234,000	1,991,340

		152,718,311

Computers - Integrated Systems — 0.1%
Teradata Corp.†	53,400	1,564,620

Computers - Memory Devices — 0.6%
EMC Corp.†	628,000	10,569,240
NetApp, Inc.†#	104,500	3,220,690
SanDisk Corp.†	70,500	1,390,260
Western Digital Corp.†#	69,800	2,571,432

		17,751,622

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†#	24,300	611,631

Security Description	Shares	Market Value (Note 2)

Consumer Products - Misc. — 0.4%
Clorox Co.	43,300	$2,609,691
Fortune Brands, Inc.	46,700	1,793,747
Kimberly-Clark Corp.	128,700	8,490,339

		12,893,777

Containers - Metal/Glass — 0.1%
Ball Corp.	29,200	1,442,772
Owens - Illinois, Inc.†	52,300	1,635,421

		3,078,193

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	33,500	981,550
Pactiv Corp.†	41,000	998,350
Sealed Air Corp.	49,300	1,098,897

		3,078,797

Cosmetics & Toiletries — 2.5%
Avon Products, Inc.	132,600	4,541,550
Colgate - Palmolive Co.	154,800	13,032,612
The Estee Lauder Cos., Inc., Class A	36,700	1,718,661
The Procter & Gamble Co.	906,500	56,520,275

		75,813,098

Cruise Lines — 0.1%
Carnival Corp.†#	136,100	4,359,283

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.#	16,400	1,288,876
Fidelity National Information Services, Inc.	101,900	2,302,940
Fiserv, Inc.†	47,900	2,214,896

		5,806,712

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	46,100	1,536,052
Patterson Cos., Inc.†#	28,900	743,019

		2,279,071

Dialysis Centers — 0.1%
DaVita, Inc.†	32,300	1,913,452

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	30,300	2,490,963

Distribution/Wholesale — 0.2%
Fastenal Co.#	41,100	1,523,988
Genuine Parts Co.#	49,500	1,773,585
WW Grainger, Inc.#	19,400	1,895,380

		5,192,953

Diversified Banking Institutions — 4.9%
Bank of America Corp.	2,687,000	42,588,950
Citigroup, Inc.	4,050,500	16,647,555
JP Morgan Chase & Co.	1,221,400	51,897,286
Morgan Stanley	422,100	13,329,918
The Goldman Sachs Group, Inc.	158,800	26,942,008

		151,405,717

Diversified Manufacturing Operations — 3.4%
3M Co.	216,900	16,796,736
Danaher Corp.#	80,400	5,701,968
Dover Corp.	57,800	2,362,864
Eaton Corp.	51,400	3,284,460
General Electric Co.	3,300,500	52,874,010
Honeywell International, Inc.	233,600	8,986,592
Illinois Tool Works, Inc.	119,600	5,817,344
ITT Corp.	56,600	2,927,352

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Leggett & Platt, Inc.#	48,500	$943,810
Parker Hannifin Corp.#	49,900	2,692,604
Textron, Inc.#	83,900	1,682,195

		104,069,935

Diversified Operations — 0.0%
Leucadia National Corp.†#	59,000	1,269,680

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	103,300	14,039,503

E-Commerce/Services — 0.4%
eBay, Inc.†	348,700	8,532,689
Expedia, Inc.†#	65,400	1,666,392
priceline.com, Inc.†#	13,100	2,804,972

		13,004,053

Electric Products - Misc. — 0.3%
Emerson Electric Co.	233,400	9,665,094
Molex, Inc.#	42,200	784,498

		10,449,592

Electric - Generation — 0.1%
The AES Corp.†	207,200	2,639,728

Electric - Integrated — 3.1%
Allegheny Energy, Inc.	52,600	1,156,148
Ameren Corp.#	72,500	1,884,275
American Electric Power Co., Inc.	148,100	4,767,339
CMS Energy Corp.#	71,100	1,012,464
Consolidated Edison, Inc.#	85,400	3,664,514
Constellation Energy Group, Inc.	62,300	1,982,386
Dominion Resources, Inc.#	184,900	6,726,662
DTE Energy Co.#	51,100	2,049,621
Duke Energy Corp.#	402,700	6,717,036
Edison International#	101,200	3,445,860
Entergy Corp.	60,800	4,781,920
Exelon Corp.	204,700	9,862,446
FirstEnergy Corp.	94,700	4,079,676
FPL Group, Inc.	127,800	6,641,766
Integrys Energy Group, Inc.#	23,700	913,398
Northeast Utilities	54,400	1,311,584
Pepco Holdings, Inc.	68,600	1,118,180
PG&E Corp.#	115,100	4,873,334
Pinnacle West Capital Corp.	31,400	1,101,826
PPL Corp.	117,000	3,570,840
Progress Energy, Inc.	86,700	3,389,103
Public Service Enterprise Group, Inc.	157,100	4,926,656
SCANA Corp.	34,200	1,203,840
TECO Energy, Inc.#	66,400	979,400
The Southern Co.	247,200	7,932,648
Wisconsin Energy Corp.	36,300	1,637,130
Xcel Energy, Inc.	141,500	2,875,280

		94,605,332

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc.	57,300	762,663

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	174,200	1,221,142
Altera Corp.	91,400	1,922,142
Broadcom Corp., Class A†	134,000	3,912,800
Intel Corp.	1,738,600	33,381,120
LSI Corp.†#	202,500	1,071,225
MEMC Electronic Materials, Inc.†	69,400	835,576
Microchip Technology, Inc.#	56,800	1,491,000
Micron Technology, Inc.†#	263,000	1,977,760

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors (continued)
National Semiconductor Corp.#	72,700	$1,061,420
NVIDIA Corp.†#	170,100	2,221,506
QLogic Corp.†#	36,700	658,398
Texas Instruments, Inc.	391,800	9,908,622
Xilinx, Inc.#	85,700	1,940,248

		61,602,959

Electronic Connectors — 0.1%
Amphenol Corp., Class A#	53,200	2,191,840

Electronic Forms — 0.2%
Adobe Systems, Inc.†	163,100	5,721,548

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†#	107,200	3,100,224
FLIR Systems, Inc.†#	47,000	1,348,900

		4,449,124

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	36,200	2,836,994

Energy - Alternate Sources — 0.1%
First Solar, Inc.†#	14,985	1,784,863

Engineering/R&D Services — 0.1%
Fluor Corp.#	55,900	2,374,632
Jacobs Engineering Group, Inc.†#	38,500	1,347,115

		3,721,747

Engines - Internal Combustion — 0.1%
Cummins, Inc.	62,700	2,815,230

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	57,100	2,211,483
CA, Inc.	123,600	2,731,560
Novell, Inc.†	107,700	421,107
Oracle Corp.	1,213,000	26,783,040

		32,147,190

Entertainment Software — 0.1%
Electronic Arts, Inc.†#	100,500	1,697,445

Filtration/Separation Products — 0.0%
Pall Corp.	36,600	1,164,978

Finance - Consumer Loans — 0.1%
SLM Corp.†	145,200	1,592,844

Finance - Credit Card — 0.6%
American Express Co.	369,300	15,447,819
Discover Financial Services	166,400	2,572,544

		18,020,363

Finance - Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	480,900	788,676
The Charles Schwab Corp.#	295,600	5,418,348

		6,207,024

Finance - Other Services — 0.4%
CME Group, Inc.	20,600	6,761,538
IntercontinentalExchange, Inc.†	22,700	2,424,133
NYSE Euronext	80,800	2,042,624
The NASDAQ OMX Group, Inc.†	44,100	823,788

		12,052,083

Financial Guarantee Insurance — 0.0%
MBIA, Inc.†#	49,100	169,886

Food - Confectionery — 0.1%
The Hershey Co.#	51,500	1,821,555

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Confectionery (continued)
The J.M. Smucker Co.	36,900	$2,180,052

		4,001,607

Food - Dairy Products — 0.0%
Dean Foods Co.†	56,000	890,400

Food - Meat Products — 0.1%
Hormel Foods Corp.	21,700	814,184
Tyson Foods, Inc., Class A	94,800	1,139,496

		1,953,680

Food - Misc. — 1.2%
Campbell Soup Co.	59,800	2,091,206
ConAgra Foods, Inc.	137,300	3,046,687
General Mills, Inc.	101,100	6,874,800
H.J. Heinz Co.#	97,900	4,155,855
Kellogg Co.	79,700	4,190,626
Kraft Foods, Inc., Class A	458,100	12,176,298
McCormick & Co., Inc.#	40,600	1,448,608
Sara Lee Corp.#	216,100	2,623,454

		36,607,534

Food - Retail — 0.3%
Safeway, Inc.	129,400	2,911,500
SUPERVALU, Inc.#	65,800	910,014
The Kroger Co.	202,300	4,600,302
Whole Foods Market, Inc.†#	43,600	1,118,340

		9,540,156

Food - Wholesale/Distribution — 0.2%
Sysco Corp.#	183,600	4,964,544

Forestry — 0.1%
Plum Creek Timber Co., Inc.#	50,600	1,745,194
Weyerhaeuser Co.#	65,600	2,554,464

		4,299,658

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	120,000	1,592,400
Nicor, Inc.#	14,000	548,240
NiSource, Inc.	85,500	1,218,375
Sempra Energy	76,200	4,049,268

		7,408,283

Gold Mining — 0.3%
Newmont Mining Corp.	152,200	8,164,008

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†#	26,400	1,444,872

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.#	86,200	1,250,762

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	78,366	2,015,574
Starwood Hotels & Resorts Worldwide, Inc.#	58,000	1,857,160
Wyndham Worldwide Corp.	55,500	1,030,635

		4,903,369

Human Resources — 0.1%
Monster Worldwide, Inc.†#	39,100	571,251
Robert Half International, Inc.#	47,200	1,053,976

		1,625,227

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†#	157,500	285,075

Security Description	Shares	Market Value (Note 2)

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	44,100	$1,917,909

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.#	65,200	5,407,036
Airgas, Inc.	25,400	1,174,750
Praxair, Inc.	95,300	7,817,459

		14,399,245

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	36,200	683,094
Thermo Fisher Scientific, Inc.†	126,800	5,988,764
Waters Corp.†	29,700	1,745,766

		8,417,624

Insurance Brokers — 0.2%
AON Corp.	85,200	3,299,796
Marsh & McLennan Cos., Inc.#	162,700	3,668,885

		6,968,681

Insurance - Life/Health — 0.7%
Aflac, Inc.	145,200	6,683,556
Lincoln National Corp.	93,800	2,148,958
Principal Financial Group, Inc.#	99,100	2,516,149
Prudential Financial, Inc.	143,800	7,168,430
Torchmark Corp.#	25,700	1,117,436
Unum Group#	102,900	1,959,216

		21,593,745

Insurance - Multi - line — 0.9%
American International Group, Inc.†#(1)	41,800	1,187,120
Assurant, Inc.#	36,600	1,118,862
Cincinnati Financial Corp.#	50,500	1,288,760
Genworth Financial, Inc., Class A†	149,500	1,610,115
Hartford Financial Services Group, Inc.	119,300	2,918,078
Loews Corp.	113,000	4,002,460
MetLife, Inc.	254,300	8,694,517
The Allstate Corp.	166,600	4,733,106
XL Capital, Ltd., Class A	106,300	1,946,353

		27,499,371

Insurance - Property/Casualty — 0.6%
Chubb Corp.	108,700	5,450,218
The Progressive Corp.†	210,800	3,535,116
The Travelers Cos., Inc.	176,300	9,236,357

		18,221,691

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†#	53,500	1,284,000

Internet Security — 0.2%
McAfee, Inc.†	48,800	1,861,720
Symantec Corp.†	253,000	4,490,750
VeriSign, Inc.†#	59,900	1,344,156

		7,696,626

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	79,200	3,019,104
Federated Investors, Inc., Class B#	27,500	708,950
Franklin Resources, Inc.	46,500	5,023,395
Invesco, Ltd.	129,200	2,874,700
Janus Capital Group, Inc.#	56,600	740,894
Legg Mason, Inc.#	50,400	1,425,816
T. Rowe Price Group, Inc.#	79,500	3,889,935

		17,682,794

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Linen Supply & Related Items — 0.0%
Cintas Corp.#	40,800	$1,146,072

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.#	193,000	11,269,270

Machinery - Farming — 0.2%
Deere & Co.	131,400	7,031,214

Machinery - Pumps — 0.1%
Flowserve Corp.	17,400	1,730,604

Medical Information Systems — 0.0%
IMS Health, Inc.	56,600	1,208,976

Medical Instruments — 0.8%
Boston Scientific Corp.†	468,200	3,918,834
Intuitive Surgical, Inc.†	11,800	3,310,372
Medtronic, Inc.	343,700	14,586,628
St. Jude Medical, Inc.†	108,100	3,968,351

		25,784,185

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†#	33,600	2,451,456
Quest Diagnostics, Inc.	48,500	2,810,090

		5,261,546

Medical Products — 2.7%
Baxter International, Inc.	187,200	10,211,760
Becton, Dickinson and Co.#	74,300	5,557,640
CareFusion Corp.†	55,900	1,443,897
Hospira, Inc.†	50,000	2,347,500
Johnson & Johnson	855,900	53,784,756
Stryker Corp.	87,700	4,420,080
Varian Medical Systems, Inc.†#	39,000	1,822,860
Zimmer Holdings, Inc.†	66,600	3,940,722

		83,529,215

Medical - Biomedical/Gene — 1.7%
Amgen, Inc.†	315,400	17,772,790
Biogen Idec, Inc.†	89,700	4,210,518
Celgene Corp.†	142,400	7,896,080
Genzyme Corp.†	84,000	4,258,800
Gilead Sciences, Inc.†	280,800	12,930,840
Life Technologies Corp.†#	54,800	2,727,944
Millipore Corp.†	17,300	1,178,130

		50,975,102

Medical - Drugs — 4.7%
Abbott Laboratories	480,100	26,160,649
Allergan, Inc.	95,500	5,551,415
Bristol - Myers Squibb Co.	615,200	15,570,712
Cephalon, Inc.†#	23,200	1,274,840
Eli Lilly & Co.	314,000	11,533,220
Forest Laboratories, Inc.†	93,700	2,872,842
King Pharmaceuticals, Inc.†	77,100	912,093
Merck & Co., Inc.	947,675	34,315,312
Pfizer, Inc.	2,504,500	45,506,765

		143,697,848

Medical - Generic Drugs — 0.1%
Mylan, Inc.†#	94,800	1,694,076
Watson Pharmaceuticals, Inc.†#	32,800	1,216,552

		2,910,628

Medical - HMO — 0.9%
Aetna, Inc.	135,600	3,947,316
CIGNA Corp.	84,700	2,717,176
Coventry Health Care, Inc.†#	46,500	1,048,575

Security Description	Shares	Market Value (Note 2)

Medical - HMO (continued)
Humana, Inc.†	52,700	$2,187,577
UnitedHealth Group, Inc.	361,000	10,349,870
WellPoint, Inc.†	147,500	7,969,425

		28,219,939

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†#	134,500	611,975

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	92,300	2,278,887
Cardinal Health, Inc.	111,700	3,600,091
McKesson Corp.	82,700	5,129,054

		11,008,032

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	43,500	4,510,080

Metal - Aluminum — 0.1%
Alcoa, Inc.#	302,600	3,788,552

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.†	127,900	10,590,120

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.#	72,900	2,124,306

Multimedia — 1.5%
Meredith Corp.	11,300	297,755
News Corp., Class A	698,300	8,002,518
The McGraw - Hill Cos., Inc.	97,800	2,930,088
The Walt Disney Co.#	577,200	17,442,984
Time Warner, Inc.	368,200	11,311,104
Viacom, Inc., Class B†	188,500	5,587,140

		45,571,589

Networking Products — 1.5%
Cisco Systems, Inc.†	1,791,400	41,918,760
Juniper Networks, Inc.†	162,800	4,253,964

		46,172,724

Non - Ferrous Metals — 0.0%
Titanium Metals Corp.†	26,400	257,928

Non - Hazardous Waste Disposal — 0.3%
Republic Services, Inc.#	100,100	2,822,820
Waste Management, Inc.#	153,000	5,024,520

		7,847,340

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	64,300	1,481,472
Xerox Corp.#	269,900	2,078,230

		3,559,702

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	35,000	1,314,600

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	21,600	2,150,064
ENSCO International, Inc.	44,200	1,944,800
Nabors Industries, Ltd.†	88,200	1,821,330
Rowan Cos., Inc.†#	35,300	871,557

		6,787,751

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	152,300	9,066,419
Apache Corp.	104,300	9,937,704
Cabot Oil & Gas Corp.#	32,200	1,233,260
Chesapeake Energy Corp.	199,300	4,767,256
Denbury Resources, Inc.†#	77,500	1,028,425

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Devon Energy Corp.	137,800	$9,280,830
EOG Resources, Inc.	78,200	6,763,518
EQT Corp.	40,700	1,674,805
Noble Energy, Inc.	53,900	3,516,975
Occidental Petroleum Corp.	251,800	20,342,922
Pioneer Natural Resources Co.	35,700	1,476,195
Questar Corp.	54,100	2,146,147
Range Resources Corp.	48,800	2,299,944
Southwestern Energy Co.†	107,000	4,703,720
XTO Energy, Inc.#	180,200	7,647,688

		85,885,808

Oil Companies - Integrated — 6.5%
Chevron Corp.	622,900	48,611,116
ConocoPhillips	460,600	23,845,262
Exxon Mobil Corp.	1,492,600	112,049,482
Hess Corp.	90,400	5,239,584
Marathon Oil Corp.	219,800	7,169,876
Murphy Oil Corp.#	59,300	3,343,927

		200,259,247

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	75,600	2,857,680
FMC Technologies, Inc.†	38,000	2,069,860
National Oilwell Varco, Inc.	129,900	5,588,298

		10,515,838

Oil Refining & Marketing — 0.1%
Sunoco, Inc.#	36,300	914,760
Tesoro Corp.#	43,300	553,374
Valero Energy Corp.	174,800	2,777,572

		4,245,706

Oil - Field Services — 1.3%
Baker Hughes, Inc.#	96,200	3,919,188
BJ Services Co.	90,700	1,703,346
Halliburton Co.	280,100	8,223,736
Schlumberger, Ltd.	372,000	23,767,080
Smith International, Inc.#	77,200	2,098,296

		39,711,646

Paper & Related Products — 0.2%
International Paper Co.	134,400	3,420,480
MeadWestvaco Corp.	53,100	1,453,347

		4,873,827

Pharmacy Services — 0.5%
Express Scripts, Inc.†	85,200	7,310,160
Medco Health Solutions, Inc.†	147,100	9,290,836

		16,600,996

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†#	83,300	337,365

Pipelines — 0.3%
El Paso Corp.	217,800	2,082,168
Spectra Energy Corp.	200,600	3,893,646
The Williams Cos., Inc.	181,100	3,602,079

		9,577,893

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	63,800	1,313,004

Publishing - Newspapers — 0.1%
Gannett Co., Inc.#	72,900	720,981
The New York Times Co., Class A†#	35,900	302,996

Security Description	Shares	Market Value (Note 2)

Publishing - Newspapers (continued)
The Washington Post Co., Class B	1,900	$785,859

		1,809,836

Quarrying — 0.1%
Vulcan Materials Co.#	38,800	1,881,024

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A#	36,400	491,764
AvalonBay Communities, Inc.#	24,800	1,791,552
Boston Properties, Inc.#	43,000	2,880,140
Equity Residential#	85,100	2,741,071
HCP, Inc.#	91,000	2,848,300
Health Care REIT, Inc.	37,200	1,657,260
Host Hotels & Resorts, Inc.#	187,600	1,973,552
Kimco Realty Corp.	116,900	1,440,208
ProLogis#	146,900	1,921,452
Public Storage	42,100	3,350,318
Simon Property Group, Inc.#	88,495	6,430,047
Ventas, Inc.#	48,600	2,086,398
Vornado Realty Trust#	48,496	3,174,548

		32,786,610

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†#	83,800	957,834

Retail - Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A#	27,300	1,090,089
Limited Brands, Inc.#	82,900	1,375,311
Nordstrom, Inc.#	51,200	1,712,640
The Gap, Inc.	149,500	3,202,290

		7,380,330

Retail - Auto Parts — 0.1%
AutoZone, Inc.†#	9,500	1,404,765
O’Reilly Automotive, Inc.†#	42,500	1,648,150

		3,052,915

Retail - Automobile — 0.0%
AutoNation, Inc.†#	29,300	517,145

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	81,300	3,037,368

Retail - Building Products — 0.8%
Home Depot, Inc.	529,400	14,484,384
Lowe’s Cos., Inc.	458,900	10,008,609

		24,492,993

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†#	51,100	1,247,351

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	106,000	4,539,980
RadioShack Corp.	38,900	733,654

		5,273,634

Retail - Discount — 1.9%
Big Lots, Inc.†	25,700	592,642
Costco Wholesale Corp.	135,100	8,093,841
Family Dollar Stores, Inc.#	43,400	1,324,134
Target Corp.	233,500	10,871,760
Wal - Mart Stores, Inc.	670,800	36,592,140

		57,474,517

Retail - Drug Store — 0.8%
CVS Caremark Corp.	448,200	13,898,682
Walgreen Co.	308,200	11,985,898

		25,884,580

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Jewelry — 0.1%
Tiffany & Co.#	38,500	$1,643,180

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.	73,300	2,106,642
Sears Holdings Corp.†#	15,500	1,099,725
TJX Cos., Inc.	131,600	5,050,808

		8,257,175

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	85,300	523,742
Staples, Inc.#	224,300	5,230,676

		5,754,418

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.†	94,900	5,042,986
Macy’s, Inc.	130,600	2,130,086

		7,173,072

Retail - Restaurants — 1.1%
Darden Restaurants, Inc.#	43,300	1,360,919
McDonald’s Corp.	338,900	21,435,425
Starbucks Corp.†#	228,900	5,012,910
Yum! Brands, Inc.	144,900	5,110,623

		32,919,877

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†#	75,100	1,029,621

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	146,500	1,946,985
People’s United Financial, Inc.#	108,200	1,762,578

		3,709,563

Schools — 0.1%
Apollo Group, Inc., Class A†	39,600	2,259,972
DeVry, Inc.	19,200	1,042,944

		3,302,916

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc.#	90,500	2,714,095
Linear Technology Corp.#	69,000	1,860,930

		4,575,025

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	414,200	5,098,802
KLA - Tencor Corp.#	53,000	1,655,720
Novellus Systems, Inc.†	30,300	626,907
Teradyne, Inc.†#	54,200	480,212

		7,861,641

Steel - Producers — 0.2%
AK Steel Holding Corp.	34,000	680,000
Nucor Corp.	97,700	4,143,457
United States Steel Corp.#	44,500	1,987,370

		6,810,827

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	30,500	1,037,915

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	28,400	345,060
Corning, Inc.	482,800	8,053,104
JDS Uniphase Corp.†	67,400	498,086

		8,896,250

Security Description	Shares	Market Value (Note 2)

Telecommunication Equipment — 0.1%
Harris Corp.#	40,700	$1,786,730
Tellabs, Inc.†	123,000	690,030

		2,476,760

Telephone - Integrated — 2.9%
AT&T, Inc.	1,832,400	49,364,856
CenturyTel, Inc.#	92,300	3,284,957
Frontier Communications Corp.#	97,000	766,300
Qwest Communications International, Inc.	460,400	1,680,460
Sprint Nextel Corp.†	921,700	3,419,507
Verizon Communications, Inc.	882,200	27,754,012
Windstream Corp.#	138,500	1,373,920

		87,644,012

Television — 0.1%
CBS Corp., Class B	210,500	2,696,505

Tobacco — 1.6%
Altria Group, Inc.	643,300	12,100,473
Lorillard, Inc.	51,300	3,996,783
Philip Morris International, Inc.	600,800	28,892,472
Reynolds American, Inc.#	52,500	2,622,900

		47,612,628

Tools - Hand Held — 0.1%
Black & Decker Corp.	18,700	1,134,903
Snap - On, Inc.	17,900	647,085
The Stanley Works#	24,600	1,194,822

		2,976,810

Toys — 0.1%
Hasbro, Inc.#	39,100	1,159,315
Mattel, Inc.#	111,800	2,175,628

		3,334,943

Transport - Rail — 1.0%
Burlington Northern Santa Fe Corp.	81,300	7,991,790
CSX Corp.	121,800	5,783,064
Norfolk Southern Corp.	114,200	5,869,880
Union Pacific Corp.#	156,600	9,906,516

		29,551,250

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.#	52,300	2,915,202
Expeditors International of Washington, Inc.	65,900	2,104,187
FedEx Corp.	97,000	8,191,650
Ryder System, Inc.#	17,400	705,396
United Parcel Service, Inc., Class B#	308,900	17,752,483

		31,668,918

Web Portals/ISP — 1.6%
Google, Inc., Class A†	74,700	43,550,100
Yahoo!, Inc.†	370,500	5,546,385

		49,096,485

Wireless Equipment — 1.1%
American Tower Corp., Class A†	122,600	5,016,791
Motorola, Inc.†	712,900	5,710,329
QUALCOMM, Inc.	516,300	23,233,500

		33,960,620

Total Long - Term Investment Securities
(cost $2,614,864,866)		2,998,633,588

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 12.3%
Collective Investment Pool — 10.3%
Securities Lending Quality Trust(2)(5)	318,824,810	$317,023,736

Commercial Paper — 1.8%
Erste Finance LLC 0.14% due 12/01/09	$54,000,000	54,000,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills
0.07% due 02/18/10(3)	500,000	499,972
0.08% due 02/18/10(3)	6,500,000	6,499,643
0.09% due 01/21/10(3)	400,000	399,949

		7,399,564

Total Short - Term Investment Securities
(cost $380,223,611)		378,423,300

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,645,003 and collateralized by $3,610,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,756,927 (cost $3,645,000)	3,645,000	3,645,000

TOTAL INVESTMENTS
(cost $2,998,733,477)(4)	110.2%	3,380,701,888
Liabilities in excess of other assets	(10.2)	(313,702,121)

NET ASSETS —	100.0%	$3,066,999,767

†	Non-income producing security
#	The security or a portion thereof is out on loan; See Note 2
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At November 30, 2009, the Fund had loaned securities with a total value of $313,724,287. This was secured by collateral of $318,824,810, which was received in cash and subsequently invested in short-term investments currently valued at $317,023,736 as reported in the portfolio of investments. The remaining collateral of $1,217,309 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes	3.50%	02/15/18
United States Treasury Bonds	4.50% to 8.75%	05/15/17 to 02/15/37

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
1,280	Long	S&P 500 E Mini Index	December 2009	$67,856,376	$70,067,200	$2,210,824

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$152,718,311	$–	$–	$152,718,311
Oil Companies — Integrated	200,259,247	–	–	200,259,247
Other Industries*	2,645,656,030	–	–	2,645,656,030
Short-Term Investment Securities:
Collective Investment Pool	–	317,023,736	–	317,023,736
Commercial Paper	–	54,000,000	–	54,000,000
U.S. Government Treasuries	6,999,615	399,949	–	7,399,564
Repurchase Agreement	–	3,645,000	–	3,645,000
Other Financial Instruments:+
Futures Contracts — Appreciation	2,210,824	–	–	2,210,824

Total	$3,007,844,027	$375,068,685	$–	$3,382,912,712

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	12.3%
Diversified Banking Institutions	11.2
Medical — Drugs	6.9
Insurance — Multi-line	5.6
Electric — Integrated	4.4
Multimedia	4.1
Cable/Satellite TV	3.9
Diversified Manufacturing Operations	3.9
Repurchase Agreements	3.5
Telephone — Integrated	3.5
Wireless Equipment	3.4
Oil Companies — Exploration & Production	3.4
Food — Retail	3.2
Auto — Heavy Duty Trucks	2.9
Retail — Drug Store	2.9
Medical — HMO	2.3
Agricultural Chemicals	2.2
Medical Products	2.1
Coal	2.0
Chemicals — Diversified	1.6
Wire & Cable Products	1.5
Banks — Super Regional	1.5
Insurance — Reinsurance	1.4
Computers	1.4
Brewery	1.4
Enterprise Software/Service	1.3
Aerospace/Defense	1.1
Retail — Bedding	1.1
Web Portals/ISP	1.0
Transport — Equipment & Leasing	1.0
Chemicals — Specialty	1.0
Diversified Minerals	1.0
Commercial Services	0.2
Retail — Discount	0.1

100.3%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.8%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	24,090	$1,860,471

Agricultural Chemicals — 2.2%
Potash Corp. of Saskatchewan, Inc.	33,245	3,737,403

Auto - Heavy Duty Trucks — 2.9%
Navistar International Corp.†	151,324	4,995,205

Banks - Super Regional — 1.5%
Wells Fargo & Co.	88,420	2,479,297

Brewery — 1.4%
Molson Coors Brewing Co., Class B	50,653	2,290,022

Cable/Satellite TV — 3.9%
Cablevision Systems Corp., Class A	69,182	1,730,934
Time Warner Cable, Inc.	116,009	4,859,617

		6,590,551

Chemicals - Diversified — 1.6%
Celanese Corp., Class A	90,780	2,701,613

Chemicals - Specialty — 1.0%
Lubrizol Corp.	23,851	1,729,675

Coal — 2.0%
CONSOL Energy, Inc.	73,000	3,352,160

Commercial Services — 0.2%
AerCap Holdings NV†	45,700	374,740

Computers — 1.4%
Dell, Inc.†	167,390	2,363,547

Diversified Banking Institutions — 11.2%
Bank of America Corp.	182,755	2,896,667
JPMorgan Chase & Co.	188,153	7,994,621
Morgan Stanley	156,107	4,929,859
The Goldman Sachs Group, Inc.	19,020	3,226,933

		19,048,080

Diversified Manufacturing Operations — 3.9%
Tyco International, Ltd.	183,240	6,572,819

Diversified Minerals — 1.0%
Xstrata PLC ADR	470,300	1,669,565

Electric - Integrated — 4.4%
Edison International	98,450	3,352,223
Exelon Corp.	51,096	2,461,805
PG&E Corp.	40,426	1,711,637

		7,525,665

Enterprise Software/Service — 1.3%
Oracle Corp.	96,680	2,134,694

Food - Retail — 3.2%
The Kroger Co.	240,781	5,475,360

Insurance - Multi-line — 5.6%
ACE, Ltd.†	46,670	2,273,296
Assurant, Inc.	82,510	2,522,331
MetLife, Inc.	89,262	3,051,868
The Allstate Corp.	54,660	1,552,890

		9,400,385

Insurance - Reinsurance — 1.4%
Everest Re Group, Ltd.	28,441	2,420,613

Medical Products — 2.1%
Covidien PLC	76,886	3,599,802

Security Description	Shares	Market Value (Note 2)

Medical - Drugs — 6.9%
Biovail Corp.	122,380	$1,765,943
Merck & Co., Inc.	150,040	5,432,949
Pfizer, Inc.	245,505	4,460,826

		11,659,718

Medical - HMO — 2.3%
Aetna, Inc.	134,616	3,918,672

Multimedia — 4.1%
News Corp., Class A	280,655	3,216,306
Viacom, Inc., Class B†	123,320	3,655,205

		6,871,511

Oil Companies - Exploration & Production — 3.4%
Apache Corp.	50,613	4,822,407
EOG Resources, Inc.	10,170	879,603

		5,702,010

Oil Companies - Integrated — 10.3%
Chevron Corp.	110,007	8,584,946
Exxon Mobil Corp.	53,964	4,051,077
Marathon Oil Corp.	148,980	4,859,728

		17,495,751

Retail - Bedding — 1.1%
Bed Bath & Beyond, Inc.†	48,605	1,815,883

Retail - Discount — 0.1%
Dollar General Corp.†	4,300	98,900

Retail - Drug Store — 2.9%
Walgreen Co.	126,242	4,909,551

Telephone - Integrated — 3.5%
AT&T, Inc.	196,660	5,298,020
Sprint Nextel Corp.†	161,700	599,907

		5,897,927

Transport - Equipment & Leasing — 1.0%
Aircastle, Ltd.	153,390	1,359,035
Genesis Lease, Ltd. ADR	46,300	377,808

		1,736,843

Web Portals/ISP — 1.0%
Google, Inc., Class A†	3,005	1,751,915

Wire & Cable Products — 1.5%
General Cable Corp.†	87,890	2,580,450

Wireless Equipment — 3.4%
Motorola, Inc.†	627,470	5,026,035
QUALCOMM, Inc.	16,731	752,895

		5,778,930

Total Common Stock
(cost $143,065,256)		160,539,728

PREFERRED STOCK — 2.0%
Oil Companies - Integrated — 2.0%
Petroleo Brasileiro SA ADR
(cost $2,404,931)	74,610	3,361,927

Total Long - Term Investment Securities
(cost $145,470,187)		163,901,655

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $5,966,005 and collateralized by $5,850,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $6,088,095 (cost $5,966,000)	$5,966,000	$5,966,000

TOTAL INVESTMENTS
(cost $151,436,187)(1)	100.3%	169,867,655
Liabilities in excess of other assets	(0.3)	(501,511)

NET ASSETS —	100.0%	$169,366,144

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2009 (see Note 2):

	Level 1–Unadjusted Quoted Prices	Level 2–Other Observable Inputs	Level 3–Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$19,048,080	$–	$–	$19,048,080
Insurance — Multi-line	9,400,385	–	–	9,400,385
Medical — Drugs	11,659,718	–	–	11,659,718
Oil Companies — Integrated	17,495,751	–	–	17,495,751
Other Industries*	102,935,794	–	–	102,935,794
Preferred Stock	3,361,927	–	–	3,361,927
Repurchase Agreement	–	5,966,000	–	5,966,000

Total	$163,901,655	$5,966,000	$–	$169,867,655

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2009 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$117,424,918	$438,640,189	$19,806,473	$113,330,888	$227,165,458	$118,737,699	$792,945,270	$239,028,628
Long-term investment securities, at value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	4,299,940	34,499,144	401,000	7,432,499	24,706,899	1,942,000	96,262,582	22,712,434
Repurchase agreements (cost approximates market value)	5,486,000	–	–	7,091,000	491,000	323,000	–	–

Total investments	127,210,858	473,139,333	20,207,473	127,854,387	252,363,357	121,002,699	889,207,852	261,741,062

Cash	204,103	–	223	1,690	1,066	1,548	53,600	264
Foreign cash*	–	–	–	–	–	–	3,004,841	2,042,598
Due from broker	–	–	–	–	–	148,500	–	–
Receivable for:
Fund shares sold	34,438	235,719	25,511	434,676	5,794	287,975	425,512	59,346
Dividends and interest	507,237	491,718	51,679	893,664	660,691	421,585	1,748,539	524,539
Investments sold	181,562	2,157,669	–	298,588	4,130,298	180,182	–	2,524,271
Securities lending income	–	2,995	–	445	2,894	–	41,075	6,898
Prepaid expenses and other assets	20,271	8,550	4,149	9,182	10,552	6,118	8,267	6,462
Due from investment adviser for expense reimbursements/ fee waivers	–	1,378	3,236	–	26,625	16,908	–	–
Variation margin on futures contracts	9,202	–	–	–	–	8,745	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	582,735

TOTAL ASSETS	128,167,671	476,037,362	20,292,271	129,492,632	257,201,277	122,074,260	894,489,686	267,488,175

LIABILITIES:
Payable for:
Fund shares redeemed	113,632	35,139	6,341	9,551	155,520	15,431	62,367	25,276
Investments purchased	239,110	3,061,248	–	766,098	4,255,004	201,819	1,132,128	2,755,938
Investment advisory and management fees	52,130	266,088	11,500	48,964	149,754	76,407	457,006	163,059
Administrative service fee	7,300	25,195	1,150	6,855	13,103	6,946	47,354	14,092
Transfer agent fees and expenses	330	497	272	333	389	330	112	329
Directors’ fees and expenses	57,225	30,803	4,935	42,996	198,774	71,022	95,099	45,067
Other accrued expenses	58,629	74,085	39,632	44,460	59,337	41,708	140,785	80,939
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	31,427,753	–	7,474,725	24,847,264	–	77,827,236	18,803,658
Due to custodian	–	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–	793,641
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	146,643

TOTAL LIABILITIES	528,356	34,920,808	63,830	8,393,982	29,679,145	413,663	79,762,087	22,828,642

NET ASSETS	$127,639,315	$441,116,554	$20,228,441	$121,098,650	$227,522,132	$121,660,597	$814,727,599	$244,659,533

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$134,429	$506,358	$23,308	$126,367	$210,533	$158,827	$928,657	$333,282
Paid-in capital	137,931,180	460,331,689	24,204,655	119,048,290	407,032,680	156,394,211	951,530,735	353,179,897
Accumulated undistributed net investment income (loss)	4,755,431	1,020,088	341,876	7,761,331	5,706,595	3,708,659	24,860,454	914,881
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(23,173,206)	(88,751,150)	(3,214,499)	(8,742,585)	(197,513,192)	(37,375,472)	(137,799,130)	(117,055,641)
Unrealized appreciation (depreciation) on investments	7,963,820	68,008,653	(1,126,899)	2,905,247	12,085,516	(1,347,842)	(24,903,533)	6,859,285
Unrealized appreciation (depreciation) on futures contracts and written options	27,661	–	–	–	–	122,214	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	916	–	–	–	–	110,416	427,829

NET ASSETS	$127,639,315	$441,116,554	$20,228,441	$121,098,650	$227,522,132	$121,660,597	$814,727,599	$244,659,533

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,442,918	50,635,836	2,330,770	12,636,674	21,053,299	15,882,745	92,865,671	33,328,246
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.49	$8.71	$8.68	$9.58	$10.81	$7.66	$8.77	$7.34

* Cost
Long-term investment securities (unaffiliated)	$109,461,114	$370,453,997	$20,933,372	$110,383,415	$214,939,577	$120,085,541	$817,409,149	$232,063,119

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities (unaffiliated)	$4,299,924	$34,676,683	$401,000	$7,474,725	$24,847,264	$1,942,000	$96,702,236	$22,818,658

Foreign cash	$–	$–	$–	$–	$–	$–	$2,900,170	$2,035,074

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$31,092,185	$–	$7,338,577	$23,997,509	$–	$69,484,018	$18,172,886

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2009 (Unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$275,816,668	$265,185,936	$389,148,916	$104,413,845	$667,522,307	$82,885,851	$168,616,634	$192,313,080
Long-term investment securities, at value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	6,368,000	15,134,943	30,038,037	22,746,073	84,258,461	1,824,882	1,526,321	10,411,000
Repurchase agreements (cost approximates market value)	–	3,088,000	–	43,107,000	–	978,000	–	–

Total investments	282,184,668	283,408,879	419,186,953	170,266,918	751,780,768	85,688,733	170,142,955	202,724,080

Cash	532	940	51,936	351	1,655	196	–	1,416,557
Foreign cash*	124,117	249,316	1,005,639	–	22,384	–	–	122
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	343,945	57,072	104,841	42,302	23,665	2,466	81,350	384,081
Dividends and interest	914,283	832,423	4,145,362	724,610	1,297,892	213,410	86,191	723,177
Investments sold	372,455	273	–	–	284,945	–	1,036,220	1,987,235
Securities lending income	–	831	12,094	1,472	18,594	583	–	–
Prepaid expenses and other assets	1,875	13,929	6,722	8,193	17,871	27,088	7,657	4,143
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	16,987	5,383	–	–
Variation margin on futures contracts	–	55,915	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	4,504,730	–	3,417	–	–	–

TOTAL ASSETS	283,941,875	284,619,578	429,018,277	171,043,846	753,468,178	85,937,859	171,354,373	207,239,395

LIABILITIES:
Payable for:
Fund shares redeemed	21,730	36,887	46,472	303,814	247,292	50,947	88,088	14,855
Investments purchased	842,963	–	334,508	12,199,688	34,999	–	1,131,789	13,723,809
Investment advisory and management fees	171,309	114,140	166,448	55,659	394,620	51,294	135,275	76,894
Administrative service fee	16,104	15,980	23,303	7,792	38,653	4,788	9,469	10,765
Transfer agent fees and expenses	1,026	539	272	565	335	330	582	271
Directors’ fees and expenses	5,466	137,063	50,711	53,491	189,348	59,733	42,473	14,311
Other accrued expenses	86,435	94,184	103,679	39,972	109,842	45,027	57,493	52,599
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	5,868,252	18,376,850	22,875,298	77,026,592	1,835,250	–	–
Due to custodian	–	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–	–
Call and put options written, at value	–	–	–	–	–	–	3,670,522	–
Unrealized depreciation on forward foreign currency contracts	–	–	5,380,082	–	–	–	–	–

TOTAL LIABILITIES	1,145,033	6,267,045	24,482,325	35,536,279	78,041,681	2,047,369	5,135,691	13,893,504

NET ASSETS	$282,796,842	$278,352,533	$404,535,952	$135,507,567	$675,426,497	$83,890,490	$166,218,682	$193,345,891

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$348,249	$206,403	$358,133	$123,707	$736,569	$76,309	$190,534	$192,853
Paid-in capital	250,113,096	450,303,524	398,868,632	127,448,055	956,474,753	115,981,052	167,472,743	194,339,921
Accumulated undistributed net investment income (loss)	6,388,116	8,607,244	41,507,079	6,828,051	7,285,336	2,462,183	(619,167)	1,334,556
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(35,502,977)	(181,466,067)	(35,922,538)	(1,604,329)	(373,876,526)	(40,148,864)	(7,454,244)	(6,170,481)
Unrealized appreciation (depreciation) on investments	61,442,354	141,292	462,268	2,712,083	84,804,333	5,519,810	5,660,683	3,649,044
Unrealized appreciation (depreciation) on futures contracts and written options	–	545,538	–	–	–	–	962,706	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	8,004	14,599	(737,622)	–	2,032	–	5,427	(2)

NET ASSETS	$282,796,842	$278,352,533	$404,535,952	$135,507,567	$675,426,497	$83,890,490	$166,218,682	$193,345,891

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	34,824,860	20,640,322	35,813,276	12,370,676	73,656,918	7,630,938	19,053,384	19,285,274
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.12	$13.49	$11.30	$10.95	$9.17	$10.99	$8.72	$10.03

* Cost
Long-term investment securities (unaffiliated)	$214,374,314	$265,011,595	$388,582,835	$101,572,537	$582,282,843	$77,355,673	$162,955,951	$188,664,036

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities (unaffiliated)	$6,368,000	$15,167,992	$30,141,850	$22,875,298	$84,693,592	$1,835,250	$1,526,321	$10,411,000

Foreign cash	$120,953	$248,133	$987,849	$–	$22,332	$–	$–	$124

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$4,633,228	$–

† Including securities on loan	$–	$5,725,173	$17,341,521	$22,516,784	$75,008,009	$1,789,260	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2009 (Unaudited) — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$853,233,364	$152,641,726	$516,887,201	$108,043,772	$354,919,870	$1,911,656,595	$234,057,467	$–
Long-term investment securities, at value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)	82,299,869	–	69,564,752	14,635,817	22,920,491	331,124,611	45,314,255	461,419,605
Repurchase agreements (cost approximates market value)*	22,636,000	4,368,000	–	–	2,553,000	3,164,000	–	68,470,000

Total investments	958,169,233	157,009,726	586,451,953	122,679,589	380,393,361	2,245,945,206	279,371,722	529,889,605

Cash	1,645	275,534	–	390	843	184	1,084	740
Foreign cash*	11,266,253	1,025,805	2,993,138	124,719	–	–	–	–
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	520,405	83,913	83,209	25,519	31,859	396,532	52,786	844,373
Dividends and interest	2,459,303	2,040,442	1,025,371	229,701	658,187	2,740,514	390,855	468,105
Investments sold	4,101,637	780,723	2,197,677	–	–	–	–	–
Securities lending income	44,907	–	21,857	1,513	4,384	68,351	36,518	–
Prepaid expenses and other assets	19,924	7,164	13,296	6,761	7,858	48,386	58,608	16,046
Due from investment adviser for expense reimbursements/ fee waivers	–	–	60,872	2,544	–	–	–	34,861
Variation margin on futures contracts	–	–	–	–	–	110,720	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–

TOTAL ASSETS	976,583,307	161,223,307	592,847,373	123,070,736	381,096,492	2,249,309,893	279,911,573	531,253,730

LIABILITIES:
Payable for:
Fund shares redeemed	147,153	36,919	92,251	121,563	223,491	366,329	60,875	1,059,075
Investments purchased	5,657,188	1,490,321	1,373,258	65,241	–	588,315	100,975	–
Investment advisory and management fees	225,154	64,263	405,187	61,938	190,728	440,899	138,155	175,739
Administrative service fee	51,536	8,997	30,830	6,194	20,861	111,945	13,816	30,746
Transfer agent fees and expenses	2,376	4	438	272	331	2,704	331	2,919
Directors’ fees and expenses	145,034	51,023	143,790	12,873	60,394	535,213	37,019	159,474
Other accrued expenses	246,841	67,707	118,155	47,739	59,556	268,649	63,396	153,103
Line of credit	–	–	186,822	–	–	–	–	–
Variation margin on futures contracts	231,931	–	–	–	–	–	–	–
Collateral upon return of securities loaned	77,865,992	–	59,440,538	14,259,370	17,179,540	313,194,126	40,873,151	–
Due to custodian	–	–	146	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	65,070	–	–	–	–	–	–

TOTAL LIABILITIES	84,573,205	1,784,304	61,791,415	14,575,190	17,734,901	315,508,180	41,287,718	1,581,056

NET ASSETS	$892,010,102	$159,439,003	$531,055,958	$108,495,546	$363,361,591	$1,933,801,713	$238,623,855	$529,672,674

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,450,362	$123,272	$531,975	$112,175	$370,898	$1,206,982	$259,429	$5,312,147
Paid-in capital	1,078,910,306	144,884,254	601,601,084	104,570,385	381,767,653	2,158,629,366	296,184,562	525,901,392
Accumulated undistributed net investment income (loss)	28,412,248	6,058,936	11,848,423	2,128,963	3,716,754	43,179,097	1,729,949	66,687
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(205,521,483)	(4,651,562)	(125,493,214)	(7,544,361)	(58,184,755)	(16,741,216)	(59,485,784)	(1,607,552)
Unrealized appreciation (depreciation) on investments	(11,213,069)	13,042,887	42,458,909	9,228,092	35,688,940	(252,697,256)	(64,712)	–
Unrealized appreciation (depreciation) on futures contracts and written options	(290,925)	–	–	–	–	224,740	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	262,663	(18,784)	108,781	292	2,101	–	411	–

NET ASSETS	$892,010,102	$159,439,003	$531,055,958	$108,495,546	$363,361,591	$1,933,801,713	$238,623,855	$529,672,674

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	145,036,156	12,327,229	53,197,474	11,217,509	37,089,843	120,698,211	25,942,948	531,214,672
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.15	$12.93	$9.98	$9.67	$9.80	$16.02	$9.20	$1.00

* Cost
Long-term investment securities (unaffiliated)	$864,006,751	$139,598,839	$474,092,506	$98,735,127	$319,133,881	$2,162,584,843	$233,891,283	$–

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities (unaffiliated)	$82,739,551	$–	$69,900,538	$14,716,370	$23,017,540	$332,893,619	$45,545,151	$461,419,605

Foreign cash	$10,790,505	$1,018,948	$2,946,117	$124,427	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$73,321,554	$–	$56,855,692	$14,088,365	$16,931,487	$307,400,358	$40,272,812	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2009 (Unaudited) — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$92,764,916	$675,575,065	$61,723,609	$255,886,266	$701,876,702	$187,842,036	$86,129,080	$2,997,446,468	$163,901,655
Long-term investment securities, at value (affiliated)*†	–	–	–	–	–	–	–	1,187,120	–
Short-term investment securities, at market value (unaffiliated)*	9,995,422	71,368,706	10,336,511	58,958,422	148,464,163	42,722,020	18,619,031	378,423,300	–
Repurchase agreements (cost approximates market value)	3,606,000	–	–	–	3,509,000	–	–	3,645,000	5,966,000

Total investments	106,366,338	746,943,771	72,060,120	314,844,688	853,849,865	230,564,056	104,748,111	3,380,701,888	169,867,655

Cash	722	663	904	182,418	362,890	7,690	1,882	95	1,110,212
Foreign cash*	–	1,422,221	–	695	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	88,067	88,749	37,541	44,459	324,787	28,664	15,051	512,545	250,769
Dividends and interest	147,027	767,792	62,677	261,969	826,562	230,284	22,544	7,716,405	453,667
Investments sold	154,815	1,501,628	251,374	347,464	4,616	642,777	327,695	–	51,074
Securities lending income	7,414	53,374	723	9,334	106,607	19,078	10,169	49,291	–
Prepaid expenses and other assets	6,784	34,066	4,182	12,547	16,609	8,449	10,950	151,196	6,695
Due from investment adviser for expense reimbursements/fee waivers	9,415	–	7,039	29,839	–	24,546	7,307	–	5,692
Variation margin on futures contracts	30,020	–	–	–	240,390	–	–	339,525	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL ASSETS	106,810,602	750,812,264	72,424,560	315,733,413	855,732,326	231,525,544	105,143,709	3,389,470,945	171,745,764

LIABILITIES:
Payable for:
Fund shares redeemed	65,488	232,530	241,591	168,824	66,617	75,406	6,970	764,991	12,509
Investments purchased	–	3,109,021	515,321	1,865,824	10,255	824,199	1,276,004	276,589	2,175,653
Investment advisory and management fees	32,301	506,661	45,011	194,074	191,622	121,792	62,655	663,701	108,219
Administrative service fee	5,653	40,033	3,707	15,137	42,148	11,367	5,160	174,972	9,712
Transfer agent fees and expenses	2,162	1,971	272	330	2,188	183	272	3,162	441
Directors’ fees and expenses	24,730	418,073	6,794	181,378	182,856	35,316	16,727	1,369,581	24,426
Other accrued expenses	99,628	136,710	36,488	77,287	133,443	35,719	47,093	393,372	48,661
Line of credit	–	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	7,336,907	51,014,036	7,751,299	53,742,208	127,987,616	33,502,277	14,608,556	318,824,810	–
Due to custodian	–	–	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–	–	–
Call and put options written, at value	–	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	7,566,869	55,459,035	8,600,483	56,245,062	128,616,745	34,606,259	16,023,437	322,471,178	2,379,621

NET ASSETS	$99,243,733	$695,353,229	$63,824,077	$259,488,351	$727,115,581	$196,919,285	$89,120,272	$3,066,999,767	$169,366,143

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$206,612	$561,978	$74,942	$358,916	$660,067	$269,205	$114,198	$1,332,644	$198,353
Paid-in capital	85,034,076	2,239,377,964	73,852,096	342,913,760	925,584,289	279,125,926	118,531,632	2,547,738,151	237,614,711
Accumulated undistributed net investment income (loss)	408,835	134,017	(92,329)	1,597,172	16,604,353	4,045,850	31,226	92,249,230	4,153,558
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(5,196,752)	(1,636,939,189)	(9,256,423)	(64,832,615)	(50,816,602)	(69,022,682)	(40,668,724)	41,500,507	(91,031,946)
Unrealized appreciation (depreciation) on investments	18,537,114	92,205,362	(754,209)	(20,548,883)	(164,512,626)	(17,499,014)	11,111,940	381,968,411	18,431,467
Unrealized appreciation (depreciation) on futures contracts and written options	253,848	–	–	–	(403,900)	–	–	2,210,824	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	13,097	–	1	–	–	–	–	–

NET ASSETS	$99,243,733	$695,353,229	$63,824,077	$259,488,351	$727,115,581	$196,919,285	$89,120,272	$3,066,999,767	$169,366,143

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	20,661,179	56,197,762	7,494,179	35,891,578	66,006,685	26,920,549	11,419,833	133,264,418	19,835,307
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.80	$12.37	$8.52	$7.23	$11.02	$7.31	$7.80	$23.01	$8.54

* Cost
Long-term investment securities (unaffiliated)	$74,186,432	$583,081,520	$62,434,030	$276,131,554	$865,666,431	$205,151,793	$74,934,615	$2,579,129,065	$145,470,188

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$35,735,801	$–

Short-term investment securities (unaffiliated)	$10,036,792	$71,656,889	$10,380,299	$59,262,017	$149,187,060	$42,911,277	$18,701,556	$380,223,611	$–

Foreign cash	$–	$1,418,793	$–	$694	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$7,409,729	$49,612,363	$7,551,432	$52,655,938	$124,190,629	$32,567,169	$14,306,659	$313,724,287	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — November 30, 2009 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$751,980	$1,695,748	$258,852	$–	$2,393,479	$1,425,349	$7,760,390	$2,912,612
Securities lending income (unaffiliated)	–	21,070	–	4,274	18,258	–	180,200	34,836
Interest (unaffiliated)	1,000,256	6,601	19	2,621,309	43	172	8,330	1,091

Total investment income*	1,752,236	1,723,419	258,871	2,625,583	2,411,780	1,425,521	7,948,920	2,948,539

EXPENSES:
Investment advisory and management fees	300,747	1,493,949	64,836	286,827	868,566	429,507	2,577,474	941,584
Administrative service fee	42,105	141,218	6,484	40,156	76,000	39,046	265,496	81,376
Transfer agent fees and expenses	565	746	533	578	607	565	533	561
Custodian and accounting fees	71,593	29,651	12,594	21,099	28,372	35,567	103,730	51,612
Reports to shareholders	12,723	55,492	5,755	13,602	19,866	7,351	74,215	40,038
Audit and tax fees	13,332	14,187	15,137	15,244	13,922	14,249	13,503	11,566
Legal fees	7,873	10,750	6,363	6,777	8,254	7,712	16,100	9,130
Directors’ fees and expenses	7,166	14,987	1,140	5,146	11,547	3,352	25,246	7,683
Interest expense	6	–	–	246	81	10	57	136
Other expenses	8,773	17,168	6,907	10,933	9,640	9,011	23,312	51,168

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	464,883	1,778,148	119,749	400,608	1,036,855	546,370	3,099,666	1,194,854

Fees waived and expenses reimbursed by investment advisor (Note 3)	–	(63,362)	(41,020)	–	(168,289)	(83,395)	–	–
Fees paid indirectly (Note 7)	–	(6,081)	(659)	–	(9,891)	–	–	(31,052)

Net expenses	464,883	1,708,705	78,070	400,608	858,675	462,975	3,099,666	1,163,802

Net investment income (loss)	1,287,353	14,714	180,801	2,224,975	1,553,105	962,546	4,849,254	1,784,737

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	790,382	(10,717,952)	(855,548)	1,750,742	(7,156,749)	(3,008,296)	(44,100,787)	10,061,699
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	2,450,434	–	–	–	–	764,092	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(2,532)	–	–	–	117	104,867	1,304,654
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	1,701	–	–	303	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	2,708	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	3,242,517	(10,720,484)	(855,548)	1,753,753	(7,156,749)	(2,244,087)	(43,995,920)	11,366,353

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	15,393,998	81,875,501	4,313,907	5,958,738	39,233,395	19,959,615	178,897,817	26,799,648
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(696,523)	–	–	–	–	(316,657)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(482)	–	–	–	–	(16,343)	(347,210)

Net unrealized gain (loss) on investments and foreign currencies	14,697,475	81,875,019	4,313,907	5,958,738	39,233,395	19,642,958	178,881,474	26,452,438

Net realized and unrealized gain (loss) on investments and foreign currencies	17,939,992	71,154,535	3,458,359	7,712,491	32,076,646	17,398,871	134,885,554	37,818,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,227,345	$71,169,249	$3,639,160	$9,937,466	$33,629,751	$18,361,417	$139,734,808	$39,603,528

* Net of foreign withholding taxes on interest and dividends of	$2,053	$6,078	$–	$271	$4,224	$8,791	$736,207	$130,537

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$40

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — November 30, 2009 (Unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,924,761	$2,721,303	$2,368,903	$–	$4,724,577	$919,638	$356,138	$12,512
Securities lending income (unaffiliated)	–	52,715	32,597	15,638	124,705	10,257	–	–
Interest (unaffiliated)	149,340	9,304	5,364,249	2,282,958	121	127	2,906	2,482,160

Total investment income*	5,074,101	2,783,322	7,765,749	2,298,596	4,849,403	930,022	359,044	2,494,672

EXPENSES:
Investment advisory and management fees	966,869	688,575	961,331	345,164	2,410,815	297,449	788,309	418,090
Administrative service fee	90,605	96,401	134,586	48,323	220,748	27,762	55,182	58,533
Transfer agent fees and expenses	358	1,472	533	844	366	565	1,936	523
Custodian and accounting fees	71,304	75,781	94,948	22,242	83,068	10,646	34,120	9,394
Reports to shareholders	62,152	18,522	37,532	21,582	52,409	6,796	24,869	17,151
Audit and tax fees	8,000	21,930	12,753	15,244	15,093	13,875	14,514	17,345
Legal fees	7,274	10,625	10,703	10,060	13,462	7,349	8,180	8,010
Directors’ fees and expenses	8,626	16,280	14,588	7,822	20,674	5,698	6,111	7,108
Interest expense	–	–	779	429	49	–	–	–
Other expenses	7,527	22,781	15,318	14,431	13,332	12,215	6,818	8,654

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,222,715	952,367	1,283,071	486,141	2,830,016	382,355	940,039	544,808

Fees waived and expenses reimbursed by investment advisor (Note 3)	–	–	–	–	(20,921)	(45,247)	–	(1,291)
Fees paid indirectly (Note 7)	(2,703)	(21,524)	–	–	–	(6,242)	(2,596)	–

Net expenses	1,220,012	930,843	1,283,071	486,141	2,809,095	330,866	937,443	543,517

Net investment income (loss)	3,854,089	1,852,479	6,482,678	1,812,455	2,040,308	599,156	(578,399)	1,951,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	14,672,160	(4,965,563)	(7,279,804)	1,728,910	428,305	2,926,293	(1,712,788)	(79,291)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	3,799,697	–	–	–	–	994,617	–
Net realized foreign exchange gain (loss) on other assets and liabilities	32,741	(99,928)	1,770,284	–	(287,749)	–	3,678	(30,473)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	14,704,901	(1,265,794)	(5,509,520)	1,728,910	140,556	2,926,293	(714,493)	(109,764)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	40,597,827	51,268,556	57,684,229	2,192,896	115,264,573	9,256,434	30,396,789	13,037,700
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(1,316,837)	–	–	–	–	853,293	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,727)	(19,983)	(2,462,126)	–	60,016	–	2,637	(2)

Net unrealized gain (loss) on investments and foreign currencies	40,596,100	49,931,736	55,222,103	2,192,896	115,324,589	9,256,434	31,252,719	13,037,698

Net realized and unrealized gain (loss) on investments and foreign currencies	55,301,001	48,665,942	49,712,583	3,921,806	115,465,145	12,182,727	30,538,226	12,927,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,155,090	$50,518,421	$56,195,261	$5,734,261	$117,505,453	$12,781,883	$29,959,827	$14,879,089

* Net of foreign withholding taxes on interest and dividends of	$175,605	$101,901	$278,918	$11,250	$8,645	$1,035	$9,418	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — November 30, 2009 (Unaudited) — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,861,498	$–	$4,227,706	$969,266	$2,271,817	$14,531,633	$871,272	$–
Securities lending income (unaffiliated)	309,409	–	125,902	32,304	70,102	667,223	159,798	–
Interest (unaffiliated)	2,949	3,387,656	1,400	75	367	17,827	531	1,586,230

Total investment income*	9,173,856	3,387,656	4,355,008	1,001,645	2,342,286	15,216,683	1,031,601	1,586,230

EXPENSES:
Investment advisory and management fees	1,286,741	381,918	2,278,995	360,847	1,100,323	2,548,476	799,237	1,142,458
Administrative service fee	290,096	53,469	172,639	36,085	120,348	643,381	79,927	199,930
Transfer agent fees and expenses	3,219	510	708	533	574	4,003	569	4,052
Custodian and accounting fees	325,958	12,818	160,057	9,107	23,653	61,847	30,864	22,603
Reports to shareholders	88,191	18,626	44,482	25,891	24,648	190,663	25,319	88,141
Audit and tax fees	29,699	15,652	17,783	12,058	14,141	13,092	12,579	18,693
Legal fees	16,960	8,150	11,810	7,350	10,441	–	8,567	17,419
Directors’ fees and expenses	28,418	6,674	14,816	4,783	12,350	69,403	10,190	28,674
Interest expense	–	–	453	30	3	13	–	–
Other expenses	49,381	8,338	17,424	7,672	11,565	55,979	9,467	115,914

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,118,663	506,155	2,719,167	464,356	1,318,046	3,586,857	976,719	1,637,884

Fees waived and expenses reimbursed by investment advisor (Note 3)	–	–	(228,235)	(26,186)	–	–	(6,172)	(221,424)
Fees paid indirectly (Note 7)	–	–	(1,525)	(9,410)	(9,120)	–	(61,435)	–

Net expenses	2,118,663	506,155	2,489,407	428,760	1,308,926	3,586,857	909,112	1,416,460

Net investment income (loss)	7,055,193	2,881,501	1,865,601	572,885	1,033,360	11,629,826	122,489	169,770

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(1,789,279)	5,828,708	1,158,605	(496,880)	(3,375,879)	7,997,431	20,871,789	34,687
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	7,007,059	–	–	–	–	7,726,646	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	695,647	140,095	(6,248)	8,797	418	–	(5,494)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	5,913,427	5,968,803	1,152,357	(488,083)	(3,375,461)	15,724,077	20,866,295	34,687

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	137,705,418	8,535,512	87,501,991	20,406,384	61,517,132	305,322,395	14,822,305	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(5,004,943)	–	–	–	–	(2,802,738)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(746,581)	(100,480)	22,783	(6,754)	1,766	–	201	–

Net unrealized gain (loss) on investments and foreign currencies	131,953,894	8,435,032	87,524,774	20,399,630	61,518,898	302,519,657	14,822,506	–

Net realized and unrealized gain (loss) on investments and foreign currencies	137,867,321	14,403,835	88,677,131	19,911,547	58,143,437	318,243,734	35,688,801	34,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,922,514	$17,285,336	$90,542,732	$20,484,432	$59,176,797	$329,873,560	$35,811,290	$204,457

* Net of foreign withholding taxes on interest and dividends of	$580,146	$(590)	$292,640	$–	$15,582	$–	$8,047	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENT OF OPERATIONS — November 30, 2009 (Unaudited) — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$322,966	$2,550,167	$141,524	$1,458,251	$4,769,081	$1,361,656	$117,254	$30,028,772	$1,562,445
Securities lending income (unaffiliated)	39,709	247,649	10,369	109,029	739,957	60,333	56,966	972,026	–
Interest (unaffiliated)	1,727	18,647	153	3,822	31,875	1,424	139	47,118	296

Total investment income*	364,402	2,816,463	152,046	1,571,102	5,540,913	1,423,413	174,359	31,047,916	1,562,741

EXPENSES:
Investment advisory and management fees	177,993	2,874,529	246,071	1,167,895	1,140,679	701,703	366,468	3,759,269	632,212
Administrative service fee	31,149	226,404	20,265	91,075	249,198	65,492	30,180	983,364	56,737
Transfer agent fees and expenses	4,317	2,984	533	565	3,609	710	533	4,477	720
Custodian and accounting fees	11,604	60,764	19,893	58,939	84,340	62,421	31,566	105,651	11,911
Reports to shareholders	10,326	64,786	7,501	22,379	67,700	21,175	11,821	246,684	13,385
Audit and tax fees	12,788	13,481	13,829	13,342	13,983	13,296	13,267	13,301	13,187
Legal fees	7,092	13,455	5,886	9,581	14,681	7,785	7,323	40,652	12,628
Directors’ fees and expenses	3,075	57,823	2,051	9,071	25,638	6,825	3,556	145,832	6,300
Interest expense	–	18	–	157	–	–	–	12	–
Other expenses	65,397	16,169	8,221	12,573	36,831	10,269	8,771	62,286	9,123

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	323,741	3,330,413	324,250	1,385,577	1,636,659	889,676	473,485	5,361,528	756,203

Fees waived and expenses reimbursed by investment advisor (Note 3)	(82,246)	–	(37,649)	(158,549)	–	(47,633)	(42,345)	–	(67,252)
Fees paid indirectly (Note 7)	–	(57,740)	(5,530)	(14,866)	–	(19,256)	(17,730)	–	–

Net expenses	241,495	3,272,673	281,071	1,212,162	1,636,659	822,787	413,410	5,361,528	688,951

Net investment income (loss)	122,907	(456,210)	(129,025)	358,940	3,904,254	600,626	(239,051)	25,686,388	873,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(129,167)	48,501,285	1,474,328	(3,403,652)	(39,758,442)	10,627,043	2,355,687	(1,783,832)	322,263
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	(33,332)	–
Net realized gain (loss) on futures contracts and written options contracts	752,265	–	–	–	11,391,766	–	–	11,359,015	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(4,668)	–	(57)	(4,467)	–	–	–	197
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	623,098	48,496,617	1,474,328	(3,403,709)	(28,371,143)	10,627,043	2,355,687	9,541,851	322,460

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	17,297,289	87,286,780	8,762,125	34,023,197	136,726,162	23,535,895	9,516,230	489,347,405	25,986,443
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	(184,595)	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	104,545	–	–	–	(5,661,582)	–	–	270,490	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	5,573	–	1	–	–	–	–	(124)

Net unrealized gain (loss) on investments and foreign currencies	17,401,834	87,292,353	8,762,125	34,023,198	131,064,580	23,535,895	9,516,230	489,433,300	25,986,319

Net realized and unrealized gain (loss) on investments and foreign currencies	18,024,932	135,788,970	10,236,453	30,619,489	102,693,437	34,162,938	11,871,917	498,975,151	26,308,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,147,839	$135,332,760	$10,107,428	$30,978,429	$106,597,691	$34,763,564	$11,632,866	$524,661,539	$27,182,569

* Net of foreign withholding taxes on interest and dividends of	$2,604	$50,900	$–	$3,265	$157	$292	$446	$–	$17,525

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,287,353	$3,508,199	$14,714	$979,384	$180,801	$476,069	$2,224,975	$5,533,774
Net realized gain (loss) on investments and foreign currencies	3,242,517	(20,685,765)	(10,720,484)	(74,828,064)	(855,548)	(2,012,498)	1,753,753	(7,072,122)
Net unrealized gain (loss) on investments and foreign currencies	14,697,475	(8,540,652)	81,875,019	(51,289,825)	4,313,907	(6,237,551)	5,958,738	983,933

Net increase (decrease) in net assets resulting from operations	19,227,345	(25,718,218)	71,169,249	(125,138,505)	3,639,160	(7,773,980)	9,937,466	(554,415)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,531,780)	–	(535,858)	–	(497,798)	–	(8,863,046)
Net realized gain on securities	–	(5,919,887)	–	(260,752)	–	(537)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(10,451,667)	–	(796,610)	–	(498,335)	–	(8,863,046)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,242,635)	(9,435,558)	8,354,990	69,098,369	(695)	(1,288,263)	2,356,564	(9,472,803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,984,710	(45,605,443)	79,524,239	(56,836,746)	3,638,465	(9,560,578)	12,294,030	(18,890,264)
NET ASSETS:
Beginning of period	110,654,605	156,260,048	361,592,315	418,429,061	16,589,976	26,150,554	108,804,620	127,694,884

End of period†	$127,639,315	$110,654,605	$441,116,554	$361,592,315	$20,228,441	$16,589,976	$121,098,650	$108,804,620

†Includes accumulated undistributed net investment income (loss)	$4,755,431	$3,468,078	$1,020,088	$1,005,374	$341,876	$161,075	$7,761,331	$5,536,356

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		CORE VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,553,105	$3,933,189	$962,546	$2,826,780	$4,849,254	$19,353,844	$1,784,737	$5,772,029
Net realized gain (loss) on investments and foreign currencies	(7,156,749)	(74,528,774)	(2,244,087)	(33,995,381)	(43,995,920)	(94,304,965)	11,366,353	(132,379,537)
Net unrealized gain (loss) on investments and foreign currencies	39,233,395	(40,315,864)	19,642,958	(25,511,379)	178,881,474	(204,692,615)	26,452,438	(26,782,987)

Net increase (decrease) in net assets resulting from operations	33,629,751	(110,911,449)	18,361,417	(56,679,980)	139,734,808	(279,643,736)	39,603,528	(153,390,495)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,839,800)	–	(3,635,714)	–	(28,150,202)	–	(3,878,908)
Net realized gain on securities	–	–	–	(6,915,337)	–	(61,469,097)	–	(21,897,172)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(2,839,800)	–	(10,551,051)	–	(89,619,299)	–	(25,776,080)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,597,659)	(33,753,751)	4,479,305	(13,646,393)	7,650,975	89,670,903	(7,067,912)	(4,135,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,032,092	(147,505,000)	22,840,722	(80,877,424)	147,385,783	(279,592,132)	32,535,616	(183,302,475)
NET ASSETS:
Beginning of period	202,490,040	349,995,040	98,819,875	179,697,299	667,341,816	946,933,948	212,123,917	395,426,392

End of period†	$227,522,132	$202,490,040	$121,660,597	$98,819,875	$814,727,599	$667,341,816	$244,659,533	$212,123,917

†Includes accumulated undistributed net investment income (loss)	$5,706,595	$4,153,490	$3,708,659	$2,746,113	$24,860,454	$20,011,200	$914,881	$(869,856)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,854,089	$4,361,960	$1,852,479	$7,209,994	$6,482,678	$12,186,161	$1,812,455	$4,945,930
Net realized gain (loss) on investments and foreign currencies	14,704,901	(49,251,798)	(1,265,794)	(158,804,444)	(5,509,520)	(6,796,724)	1,728,910	1,025,809
Net unrealized gain (loss) on investments and foreign currencies	40,596,100	19,868,831	49,931,736	(52,645,863)	55,222,103	(87,726,249)	2,192,896	599,453

Net increase (decrease) in net assets resulting from operations	59,155,090	(25,021,007)	50,518,421	(204,240,313)	56,195,261	(82,336,812)	5,734,261	6,571,192

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,852,189)	–	(9,629,396)	–	(25,757,211)	–	(4,762,755)
Net realized gain on securities	–	(116,882)	–	(34,094,032)	–	(9,210,373)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(2,969,071)	–	(43,723,428)	–	(34,967,584)	–	(4,762,755)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,947,812)	227,448,474	(47,459,373)	(42,226,048)	(9,197,298)	(21,132,605)	(15,020,040)	(28,656,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,207,278	199,458,396	3,059,048	(290,189,789)	46,997,963	(138,437,001)	(9,285,779)	(26,848,147)
NET ASSETS:
Beginning of period	228,589,564	29,131,168	275,293,485	565,483,274	357,537,989	495,974,990	144,793,346	171,641,493

End of period†	$282,796,842	$228,589,564	$278,352,533	$275,293,485	$404,535,952	$357,537,989	$135,507,567	$144,793,346

†Includes accumulated undistributed net investment income (loss)	$6,388,116	$2,534,027	$8,607,244	$6,754,765	$41,507,079	$35,024,401	$6,828,051	$5,015,596

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,040,308	$4,229,597	$599,156	$1,896,125	$(578,399)	$(855,698)	$1,951,155	$3,416,181
Net realized gain (loss) on investments and foreign currencies	140,556	(215,969,103)	2,926,293	(39,629,795)	(714,493)	(4,975,090)	(109,764)	(5,203,811)
Net unrealized gain (loss) on investments and foreign currencies	115,324,589	(93,398,520)	9,256,434	(5,475,011)	31,252,719	(40,238,158)	13,037,698	(6,606,701)

Net increase (decrease) in net assets resulting from operations	117,505,453	(305,138,026)	12,781,883	(43,208,681)	29,959,827	(46,068,946)	14,879,089	(8,394,331)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(131,104)	–	(2,117,169)	–	–	–	(6,270,328)
Net realized gain on securities	–	–	–	(7,187,764)	–	(16,057,296)	–	–
Return of capital	–	–	–	–	–	–	–	(192,210)

Total distributions to shareholders	–	(131,104)	–	(9,304,933)	–	(16,057,296)	–	(6,462,538)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,580,507)	(81,596,920)	(2,399,374)	(3,634,942)	(5,211,249)	5,228,033	29,289,185	4,960,049

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,924,946	(386,866,050)	10,382,509	(56,148,556)	24,748,578	(56,898,209)	44,168,274	(9,896,820)
NET ASSETS:
Beginning of period	576,501,551	963,367,601	73,507,981	129,656,537	141,470,104	198,368,313	149,177,617	159,074,437

End of period†	$675,426,497	$576,501,551	$83,890,490	$73,507,981	$166,218,682	$141,470,104	$193,345,891	$149,177,617

†Includes accumulated undistributed net investment income (loss)	$7,285,336	$5,245,028	$2,462,183	$1,863,027	$(619,167)	$(40,768)	$1,334,556	$(616,599)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,055,193	$23,900,601	$2,881,501	$6,260,004	$1,865,601	$9,994,332	$572,885	$1,422,014
Net realized gain (loss) on investments and foreign currencies	5,913,427	(202,810,314)	5,968,803	(11,074,563)	1,152,357	(107,426,128)	(488,083)	(6,190,884)
Net unrealized gain (loss) on investments and foreign currencies	131,953,894	(240,358,297)	8,435,032	845,199	87,524,774	(160,070,815)	20,399,630	(15,199,357)

Net increase (decrease) in net assets resulting from operations	144,922,514	(419,268,010)	17,285,336	(3,969,360)	90,542,732	(257,502,611)	20,484,432	(19,968,227)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(31,968,928)	–	(9,522,402)	–	(9,678,332)	–	(546,193)
Net realized gain on securities	–	(108,876,703)	–	(75,809)	–	–	–	(5,440,842)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(140,845,631)	–	(9,598,211)	–	(9,678,332)	–	(5,987,035)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	18,303,774	186,047,101	(8,160,485)	(15,309,469)	(4,269,867)	(14,293,628)	(9,469,307)	38,591,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,226,288	(374,066,540)	9,124,851	(28,877,040)	86,272,865	(281,474,571)	11,015,125	12,636,117
NET ASSETS:
Beginning of period	728,783,814	1,102,850,354	150,314,152	179,191,192	444,783,093	726,257,664	97,480,421	84,844,304

End of period†	$892,010,102	$728,783,814	$159,439,003	$150,314,152	$531,055,958	$444,783,093	$108,495,546	$97,480,421

†Includes accumulated undistributed net investment income (loss)	$28,412,248	$21,357,055	$6,058,936	$3,177,435	$11,848,423	$9,982,822	$2,128,963	$1,556,078

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,033,360	$2,216,105	$11,629,826	$29,912,966	$122,489	$569,975	$169,770	$7,896,909
Net realized gain (loss) on investments and foreign currencies	(3,375,461)	(51,009,172)	15,724,077	(11,354,176)	20,866,295	(77,911,872)	34,687	(1,642,239)
Net unrealized gain (loss) on investments and foreign currencies	61,518,898	(112,915,788)	302,519,657	(920,244,108)	14,822,506	(59,732,016)	–	–

Net increase (decrease) in net assets resulting from operations	59,176,797	(161,708,855)	329,873,560	(901,685,318)	35,811,290	(137,073,913)	204,457	6,254,670

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,066,057)	–	(28,861,760)	–	–	(169,770)	(7,896,909)
Net realized gain on securities	–	(9,264,508)	–	(204,602,965)	–	(28,828,498)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(10,330,565)	–	(233,464,725)	–	(28,828,498)	(169,770)	(7,896,909)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,569,876)	(34,499,835)	(38,191,801)	101,072,038	(1,657,310)	3,077,524	(81,718,156)	40,563,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,606,921	(206,539,255)	291,681,759	(1,034,078,005)	34,153,980	(162,824,887)	(81,683,469)	38,921,738
NET ASSETS:
Beginning of period	312,754,670	519,293,925	1,642,119,954	2,676,197,959	204,469,875	367,294,762	611,356,143	572,434,405

End of period†	$363,361,591	$312,754,670	$1,933,801,713	$1,642,119,954	$238,623,855	$204,469,875	$529,672,674	$611,356,143

†Includes accumulated undistributed net investment income (loss)	$3,716,754	$2,683,394	$43,179,097	$31,549,271	$1,729,949	$1,607,460	$66,687	$66,687

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$122,907	$253,967	$(456,210)	$649,605	$(129,025)	$(160,258)	$358,940	$1,144,768
Net realized gain (loss) on investments and foreign currencies	623,098	(3,927,572)	48,496,617	(223,349,935)	1,474,328	(9,967,315)	(3,403,709)	(25,010,064)
Net unrealized gain (loss) on investments and foreign currencies	17,401,834	(24,750,299)	87,292,353	(57,439,317)	8,762,125	(6,950,854)	34,023,198	(89,818,998)

Net increase (decrease) in net assets resulting from operations	18,147,839	(28,423,904)	135,332,760	(280,139,647)	10,107,428	(17,078,427)	30,978,429	(113,684,294)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(198,287)	–	–	–	–	–	(1,287,731)
Net realized gain on securities	–	(917,340)	–	–	–	(4,996,025)	–	(16,132,201)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(1,115,627)	–	–	–	(4,996,025)	–	(17,419,932)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	7,574,416	4,792,299	(3,589,150)	(64,841,045)	7,537,727	3,220,006	(8,933,965)	(22,758,359)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,722,255	(24,747,232)	131,743,610	(344,980,692)	17,645,155	(18,854,446)	22,044,464	(153,862,585)
NET ASSETS:
Beginning of period	73,521,478	98,268,710	563,609,619	908,590,311	46,178,922	65,033,368	237,443,887	391,306,472

End of period†	$99,243,733	$73,521,478	$695,353,229	$563,609,619	$63,824,077	$46,178,922	$259,488,351	$237,443,887

†Includes accumulated undistributed net investment income (loss)	$408,835	$285,928	$134,017	$590,227	$(92,329)	$36,696	$1,597,172	$1,238,232

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009	For the Six Months Ended November 30, 2009 (Unaudited)	For the Year Ended May 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,904,254	$11,829,207	$600,626	$2,625,792	$(239,051)	$60,933	$25,686,388	$67,511,096	$873,790	$3,545,922
Net realized gain (loss) on investments and foreign currencies	(28,371,143)	(16,317,878)	10,627,043	(70,287,628)	2,355,687	(20,454,465)	9,541,851	79,627,118	322,460	(83,260,353)
Net unrealized gain (loss) on investments and foreign currencies	131,064,580	(314,308,016)	23,535,895	(16,750,314)	9,516,230	(13,856,275)	489,433,300	(1,548,279,945)	25,986,319	(16,521,692)

Net increase (decrease) in net assets resulting from operations	106,597,691	(318,796,687)	34,763,564	(84,412,150)	11,632,866	(34,249,807)	524,661,539	(1,401,141,731)	27,182,569	(96,236,123)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(14,334,633)	–	(2,401,346)	–	(83,639)	–	(79,283,912)	–	(2,153,386)
Net realized gain on securities	–	(59,679,284)	–	(6,436,536)	–	(3,134,178)	–	(357,253,607)	–	(2,590,364)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(74,013,917)	–	(8,837,882)	–	(3,217,817)	–	(436,537,519)	–	(4,743,750)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,818,440)	36,748,584	87,176	(1,448,146)	(355,171)	(3,317,337)	49,058,569	19,875,554	(13,541,168)	(20,641,136)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,779,251	(356,062,020)	34,850,740	(94,698,178)	11,277,695	(40,784,961)	573,720,108	(1,817,803,696)	13,641,401	(121,621,009)
NET ASSETS:
Beginning of period	634,336,330	990,398,350	162,068,545	256,766,723	77,842,577	118,627,538	2,493,279,659	4,311,083,355	155,724,742	277,345,751

End of period†	$727,115,581	$634,336,330	$196,919,285	$162,068,545	$89,120,272	$77,842,577	$3,066,999,767	$2,493,279,659	$169,366,143	$155,724,742

† Includes accumulated undistributed net investment income (loss)	$16,604,353	$12,700,099	$4,045,850	$3,445,224	$31,226	$270,277	$92,249,230	$66,562,842	$4,153,558	$3,279,768

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company I, formerly known as AIG Retirement Company I, (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Core Value Fund

Foreign Value Fund

Global Equity Fund

Global Real Estate Fund

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Growth I Fund

International Government Bond Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of November 30, 2009 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of November 30, 2009, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ending November 30, 2009:

	Asset Allocation Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)	Variation margin on futures contracts	$7,500	Variation margin on futures contracts	$—
Equity contracts(3)	Variation margin on futures contracts	1,702	Variation margin on futures contracts

		$9,202		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$113,324	$21,688
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	2,337,110	(718,211)

		$2,450,434	$(696,523)

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for interest rate futures contracts was $13,333.
(3)	The average notional par amount outstanding for equity futures contracts was $26,542.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Core Value Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$8,745	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$764,092	$(316,657)

	Global Equity Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	$582,735	Unrealized depreciation on forward foreign currency contracts	$146,643

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,031,248	$(292,476)

	Global Social Awareness Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(4)	Variation margin on futures contracts	$55,915	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$3,799,697	$(1,316,837)

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $2,267
(3)	The average notional par amount outstanding for forward foreign currency contracts was $77,979,985
(4)	The average notional par amount outstanding for equity futures contracts was $14,058

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Global Strategy Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(2). .	Unrealized appreciation on forward foreign currency contracts	$4,504,730	Unrealized depreciation on forward foreign currency contracts	$5,380,082

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,519,753	$(2,490,499)

	Growth Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(3). .	Unrealized appreciation on forward foreign currency contracts	$3,417	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(269,526)	$66,615

	Health Sciences Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(4)			Call and put options written, at value	$3,670,522

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$994,617	$853,293

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $178,865,951
(3)	The average notional par amount outstanding for forward foreign currency contracts was $2,861,189
(4)	The average notional par amount outstanding for equity written options contracts was $783,608

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	International Equities Fund
	Asset Derivatives 2010		Liability Derviatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$-	Variation margin on futures contracts	$231,931

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$7,007,059	$(5,004,943)

	International Government Bond Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(3). .	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$65,070

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$(65,070)

	Mid Cap Index Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(4)	Variation margin on futures contracts	$110,720	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$7,726,646	$(2,802,738)

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $317,447
(3)	The average notional par amount outstanding for forward foreign currency contracts was $587,773
(4)	The average notional par amount outstanding for equity futures contracts was $35,917

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Mid Cap Strategic Growth Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(1)	$—

	NASDAQ-100 Index Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(3)	Variation margin on futures contracts	$30,020	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$752,265	$104,545

	Small Cap Index Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(4)	Variation margin on futures contracts	$240,390	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$11,391,766	$(5,661,582)

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $10,550
(3)	The average notional par amount outstanding for equity futures contracts was $3,133
(4)	The average notional par amount outstanding for equity futures contracts was $57,933

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Stock Index Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)	Variation margin on futures contracts	$339,525	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$11,359,015	$270,490

(1)	The Fund’s derivative contracts held during the six months ended November 30, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for equity futures contracts was $63,700

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of November 30, 2009, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund, International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of November 30, 2009, the following Funds had open futures contracts: Asset Allocation Fund, Core Value Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At November 30, 2009, the due from broker amount as disclosed in the Statement of Assets and Liabilities for the Core Value Fund includes amounts set aside for margin requirements for open futures contracts.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of November 30, 2009, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premium on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

During the period ended November 30, 2009 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2009	6,204	$2,741,211
Options written	8,406	3,903,309
Options terminated in closing purchase transactions	(4,237)	(1,568,378)
Options exercised	(330)	(205,487)
Options expired	(1,050)	(237,427)

Options outstanding as of November 30, 2009	8,993	$4,633,228

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2009, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Government Securities	7.08%	$13,107,000
Growth & Income	0.53%	978,000
Large Capital Growth	1.38%	2,553,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $185,054,000 a repurchase price of $185,054,051 and maturity date of December 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.08%	04/08/10	$184,025,000	$183,969,793
U.S. Treasury Bill	0.09%	04/01/10	950,000	949,715
U.S. Treasury Bill	0.25%	05/27/10	3,845,000	3,840,194

As of November 30, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	10.00%	$30,000,000
Money Market I	22.82%	68,470,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2009, bearing interest at a rate of 0.14% per annum, with a principal amount of $300,000,000 a repurchase price of $300,001,167 and maturity date of December 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	0.88%	04/15/10	$267,249,000	$306,000,105

D. Mortgage-Backed Dollar Rolls

During the period ended November 30, 2009, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government Securities Fund had a TBA Roll outstanding at the period end, which is included in receivable for investment sold and payable for investments purchased on the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

E. Foreign Currency Translation

The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

To realize additional income, a Fund may lend portfolio securities with a value of up to 30% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

The funds file U.S. federal and certain state income tax returns. With few exceptions, the funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million;
0.25% on the assets over $500 million
Mid Cap Index Fund	0.35% on the first $500 million;
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million;
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million;
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75%
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million;
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million;
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million;
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million;
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million;
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50%
Global Social Awareness Fund
Global Strategy Fund
Capital Conservation Fund	0.50% on the first $250 million;
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Core Value Fund	0.77% on the first $250 million;
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million;
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund*	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million;
0.70% on the next $250 million
0.65% on assets over $500 million

*	Prior to October 1, 2009, the management fee for Growth Fund was 0.83% on the first $250 million, 0.78% on the next $250 million, 0.73% on the next $500 million and 0.68% on assets over $1 billion.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2010. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Core Value	0.83%
Global Real Estate	0.95%
Growth†	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
NASDAQ-100® Index†	0.53%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Maximum Expense Limitation
Small Cap Aggressive Growth	0.99%
Small Cap†	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

†	Effective October 1, 2009 the expense limitations for the Growth Fund, NASDAQ-100® Index Fund and Small Cap Fund were changed from 0.95%. 0.55%, and 0.95%, respectively, to 0.81%, 0.53% and 0.93%.

For the period ended November 30, 2009, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$63,362
Broad Cap Value Income	41,020
Core Equity	168,289
Core Value	83,395
Growth	20,921
Growth & Income	45,247
Inflation Protected	1,291
International Growth I	228,235
Large Cap Core	26,186
Mid Cap Strategic Growth	6,172
Money Market I	112,959
NASDAQ-100® Index	82,246
Small Cap Aggressive Growth	37,649
Small Cap	158,549
Small Cap Special Values	47,633
Small-Mid Growth	42,345
Value	67,252

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the period ended November 30, 2009, VALIC voluntarily waived $108,465 of expenses for the Money Market I Fund.

VALIC has entered into sub-advisory agreements with the following:

AIG Global Investment Corp*. (“AIGGIC”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, and Stock Index Fund.

American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, “American Century”)—subadviser for the Core Value Fund, the Growth Fund, and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, Inc.—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC and BlackRock Financial Management, Inc. (collectively “BlackRock”)**—subadviser for the Core Equity Fund and the Global Equity Fund.

Brazos Capital Management, LP (“Brazos Capital”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Dreman Value Management, LLC*** —subadviser for a portion of the Small Cap Special Values Fund.

Evergreen Investment Management Company, LLC—subadviser for the Large Cap Core Fund, the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Aim Capital Management, Inc.—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc. (d/b/a“Van Kampen”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

OppenheimerFunds, Inc.—subadviser for the Value Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

RCM Capital Management, LLC—subadviser for a portion of the Science & Technology Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)*—subadviser for the Government Securities Fund, the Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for the Small Cap Aggressive Growth Fund.

*	Effective August 7, 2009, SunAmerica replaced AIGGIC as subadviser for the Government Securities Fund.
**	Effective September 14, 2009, BlackRock Financial Management, Inc. replaced Putnam Investment Management, LLC as subadviser for the Global Equity Fund.
***	Effective September 14, 2009, Dreman Value Management, LLC became a subadviser for a portion the Small Cap Special Values Fund’s assets, replacing Putnam Investment Management, LLC.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund has entered into an Administrative Services Agreement with SunAmerica. SunAmerica receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SunAmerica will provide certain accounting and administrative services to VC I. During the period ended November 30, 2009, the Series accrued $4,773,760 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2009, the Series accrued $43,901 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2009, certain directors of VC I have deferred $10,703 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010.

The following amounts for the retirement plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of November 30, 2009	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2009
Asset Allocation	$53,865	$2,428	$397
Blue Chip Growth	26,909	—	—
Broad Cap Value Income	2,777	35	—
Capital Conservation	40,491	—	386
Core Equity	189,794	4,514	723
Core Value	66,746	—	—
Foreign Value	87,161	2,021	—
Global Equity	41,203	1,268	—
Global Real Estate	2,634	—	—
Global Social Awareness	128,692	7,708	940
Global Strategy	46,232	178	—
Government Securities	49,460	—	518
Growth	177,642	—	—
Growth & Income	56,512	2,851	263
Health Sciences	39,398	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Retirement Plan Liability as of November 30, 2009	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2009
Inflation Protected	$12,446	$—	$—
International Equities	132,999	4,269	2,631
International Government Bond	47,578	—	520
International Growth I	134,356	—	—
Large Cap Core	11,372	—	—
Large Capital Growth	55,741	929	—
Mid Cap Index	503,230	8,342	5,988
Mid Cap Strategic Growth	33,930	2,776	—
Money Market I	147,314	2,008	2,100
Nasdaq-100® Index	22,827	—	—
Science & Technology	399,362	38,264	2,048
Small Cap Aggressive Growth	5,807	19	—
Small Cap	172,574	—	—
Small Cap Index	170,828	1,654	2,322
Small Cap Special Values	32,632	1,147	—
Small-Mid Growth	15,182	384	—
Stock Index	1,299,474	59,077	9,085
Value	21,893	—	—

At November 30, 2009, VALIC, Western National Life Insurance Company (“WNL”), and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	WNL	AGL
Asset Allocation	100.00%	—	—
Blue Chip Growth	99.98%	—	*
Broad Cap Value Income	100.00%	—	—
Capital Conservation	100.00%	—	—
Core Equity	100.00%	—	—
Core Value	99.97%	—	*
Foreign Value	100.00%	—	—
Global Equity	100.00%	—	—
Global Real Estate	100.00%	—	—
Global Social Awareness	100.00%	—	—
Global Strategy	100.00%	—	—
Government Securities	96.83%	*	—
Growth	100.00%	—	—
Growth & Income	95.72%	*	—
Health Sciences	99.95%	—	*
Inflation Protected	100.00%	—	—
International Equities	97.31%	*	*
International Government Bond	100.00%	—	—
International Growth I	100.00%	—	—
Large Cap Core	100.00%	—	—
Large Capital Growth	100.00%	—	—
Mid Cap Index	99.01%	—	*
Mid Cap Strategic Growth	100.00%	—	—
Money Market I	82.61%	*	17.14%
Nasdaq-100® Index	96.63%	—	*
Science & Technology	99.77%	*	*
Small Cap	100.00%	—	—
Small Cap Aggressive Growth	100.00%	—	—
Small Cap Index	98.73%	—	*
Small Cap Special Values	100.00%	—	—
Small-Mid Growth	100.00%	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	VALIC	WNL	AGL
Stock Index	97.29%	*	*
Value	100.00%	—	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/09	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/09
Stock Index	American International Group, Inc.	$—	$1,391,884	$18,513	$5,350	$(33,332)	$(184,595)	$1,187,120

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Core Value Fund	Global Real Estate Fund	Growth Fund	International Growth I Fund	Value Fund
JP Morgan Securities (Asia Pacific) Ltd.	$—	$—	$—	$850	$—
J.P. Morgan Securities, Inc.	750	—	65,990	7,904	—
J.P. Morgan Securities, Ltd.	—	—	969	6,475	—
Oppenheimer & Co., Inc.	—	—	—	—	2,342
Cazenove & Co.	—	—	696	1,913	—
Goldman Sachs & Co.	—	1,256	—	—	—
J.P. Morgan Clearing Corp.	—	—	98	613	—
J.P. Morgan Chase & Co	—	—	—	—	—

On September 22, 2009, the Asset Allocation Fund purchased an additional 2,400 shares of Vanguard Emerging Market ETF and an additional 2,400 shares of MSCI Emerging Market Index Fund iShares resulting in the Fund’s total positions in investment companies to exceed 10% of assets. The Fund is subject to a limitation which prohibits the Fund from investing more than 10% of its assets in investment companies. On October 6, 2009, the Fund sold 2,400 shares of the Vanguard Emerging Market ETF and 2,400 shares of the MSCI Emerging Market Index Fund iShares, reducing the Fund’s positions in investment companies to less than 10% of assets. The sales resulted in a gain of $1,701 to the Fund.

On August 12, 2009 and August 20, 2009, the Capital Conservation Fund purchased $100,000 par value of Cricket Communications 10.00% due 07/15/2015, and $100,000 par value of Ball Corp. 7.13% due 09/01/2016, respectively. Both purchases were in below-investment grade securities, which the Fund is prohibited from owning. The Fund sold Cricket Communications 10.00% due 07/15/2015 on August 18, 2009 and Ball Corp., 7.13% due 09/01/2016 on September 9, 2009, eliminating the Fund’s investments in below-investment grade securities. The sale of Cricket Communication 10.00% due 07/15/2015 and Ball Corp. 7.13% due 09/01/2016 resulted in a loss of $2,708 and a gain of $3,011, respectively, to the Fund.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2009, were as follows:

Fund	Purchases of investment securities (excluding U.S. government securities)	Sales of investment securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Asset Allocation	$72,002,470	$73,719,948	$14,056,085	$7,431,801
Blue Chip Growth	99,054,099	89,292,417	—	—
Broad Cap Value Income	2,557,316	2,352,275	—	—
Capital Conservation	81,112,090	87,057,527	16,240,257	11,667,785
Core Equity	123,411,688	125,623,258	—	—
Core Value	29,607,834	23,164,928	—	—
Foreign Value	126,216,608	122,778,319	—	—
Global Equity	349,799,296	356,078,213	—	—
Global Real Estate	94,309,266	96,097,702	—	—
Global Social Awareness	84,786,834	116,412,179	—	—
Global Strategy	52,679,175	44,245,013	—	—
Government Securities	—	9,448,154	92,228,212	137,992,043
Growth	334,270,771	356,270,736	—	—
Growth & Income	60,100,637	57,381,645	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Purchases of investment securities (excluding U.S. government securities)	Sales of investment securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Health Sciences	$27,598,322	$27,772,833	$—	$—
Inflation Protected	37,928,998	4,832,507	19,214,868	—
International Equities	350,352,616	327,608,810	—	—
International Government Bond	96,211,896	104,127,754	24,796,775	22,629,403
International Growth I	188,600,381	185,292,684	—	—
Large Cap Core	20,386,991	26,852,745	—	—
Large Capital Growth	81,320,166	92,226,882	—	—
Mid Cap Index	95,760,401	111,733,753	—	—
Mid Cap Strategic Growth	255,644,679	256,420,411	—	—
NASDAQ-100® Index	6,494,961	875,131	—	—
Science & Technology	424,493,094	414,343,663	—	—
Small Cap Aggressive Growth	27,394,670	20,039,074	—	—
Small Cap	49,571,279	58,109,721	—	—
Small Cap Index	91,602,051	82,490,851	—	—
Small Cap Special Values	132,622,480	133,289,346	—	—
Small-Mid Growth	33,759,100	34,389,631	—	—
Stock Index	122,715,173	43,758,678	—	—
Value	74,164,375	84,439,921	—	—

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2009.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$122,070,440	$11,062,007	$(5,921,589)	$5,140,418
Blue Chip Growth	413,623,090	76,227,360	(16,711,117)	59,516,243
Broad Cap Value Income	21,471,680	1,692,046	(2,956,253)	(1,264,207)
Capital Conservation	125,033,553	4,479,876	(1,659,042)	2,820,834
Core Equity	249,868,828	20,831,055	(18,336,526)	2,494,529
Core Value	126,232,596	10,029,041	(15,258,938)	(5,229,897)
Foreign Value	916,013,385	85,319,994	(112,125,527)	(26,805,533)
Global Equity	262,075,269	13,957,075	(14,291,282)	(334,207)
Global Real Estate	251,697,946	62,228,018	(31,741,296)	30,486,722
Global Social Awareness	306,265,978	24,856,002	(47,713,101)	(22,857,099)
Global Strategy	418,608,936	37,121,447	(36,543,430)	578,017
Government Securities	167,644,687	5,728,889	(3,106,658)	2,622,231
Growth	688,212,573	94,058,203	(30,490,008)	63,568,195
Growth & Income	91,284,063	8,038,574	(13,633,904)	(5,595,330)
Health Sciences	166,028,321	22,847,445	(18,732,811)	4,114,634
Inflation Protected	199,584,941	9,548,929	(6,409,790)	3,139,139
International Equities	1,011,267,424	69,384,442	(122,482,633)	(53,098,191)
International Government Bond	144,567,982	56,113,237	(43,671,493)	12,441,744
International Growth I	557,396,014	66,905,745	(37,849,806)	29,055,939
Large Cap Core	113,751,388	15,997,474	(7,069,273)	8,928,201
Large Capital Growth	349,264,478	52,209,923	(21,081,040)	31,128,883
Mid Cap Index	2,514,054,686	209,096,773	(477,206,253)	(268,109,480)
Mid Cap Strategic Growth	286,586,588	26,027,020	(33,241,886)	(7,214,866)
Money Market I	529,889,605	—	—	—
NASDAQ-100® Index	88,990,005	26,046,594	(8,670,261)	17,376,333

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Science & Technology	$734,838,988	$112,580,449	$(100,475,666)	$12,104,783
Small Cap Aggressive Growth	74,490,926	6,611,708	(9,042,514)	(2,430,806)
Small Cap	337,517,473	29,157,408	(51,830,193)	(22,672,785)
Small Cap Index	1,022,713,318	77,950,637	(246,814,090)	(168,863,453)
Small Cap Special Values	254,507,912	13,933,186	(37,877,042)	(23,943,856)
Small-Mid Growth	95,606,343	15,013,151	(5,871,383)	9,141,768
Stock Index	3,051,321,719	837,144,807	(507,764,638)	329,380,169
Value	157,386,227	21,604,131	(9,122,703)	12,481,428

The tax basis distributable earnings at May 31, 2009 and the tax character of distributions paid during the year ended May 31, 2009 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2009
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$3,536,552	$(8,169,384)	$(10,253,580)	$6,900,270	$3,551,397	$—
Blue Chip Growth	906,871	(26,851,387)	(22,357,145)	535,858	260,752	—
Broad Cap Value Income	163,894	(1,290,353)	(5,578,115)	497,798	537	—
Capital Conservation	5,565,027	(8,504,056)	(3,137,904)	8,863,046	—	—
Core Equity	4,266,857	(130,051,298)	(36,738,866)	2,839,800	—	—
Core Value	2,814,896	(9,349,929)	(25,189,512)	3,829,179	6,721,872	—
Foreign Value	19,659,718	(475,099)	(205,576,590)	28,954,351	60,664,948	—
Global Equity	776,371	(43,524,452)	(27,178,732)	15,583,730	10,192,350	—
Global Real Estate	11,801,098	(3,471,144)	(10,097,312)	2,952,419	16,652	—
Global Social Awareness	6,920,505	(52,162,708)	(74,091,073)	21,187,711	22,535,717	—
Global Strategy	37,023,590	(5,652,550)	(55,678,355)	27,373,828	7,593,756	—
Government Securities	4,944,289	(3,105,815)	429,335	4,762,755	—	—
Growth	5,393,175	(219,311,662)	(51,717,163)	131,104	—	—
Growth & Income	1,839,824	(13,945,364)	(14,851,764)	5,827,546	3,477,387	—
Health Sciences	—	(2,413,801)	(26,169,952)	4,173,968	11,883,328	—
Inflation Protected	—	(1,765,733)	(9,898,561)	6,270,328	—	192,210
International Equities	21,427,547	(47,560,054)	(185,279,248)	33,691,868	107,153,763	—
International Government Bond*	5,920,505	(7,877,142)	12,277,293	9,556,986	41,225	—
International Growth I	9,737,177	(43,670,222)	(58,349,181)	9,678,332	—	—
Large Cap Core	1,374,980	(4,614,964)	(11,471,137)	1,569,170	4,417,865	—
Large Capital Growth	2,659,901	(16,331,668)	(30,387,914)	1,066,057	9,264,508	—
Mid Cap Index	30,019,210	43,546,065	(573,431,875)	32,390,611	201,074,114	—
Mid Cap Strategic Growth	1,285,857	(26,630,344)	(22,036,961)	13,586,083	15,242,415	—
Money Market I	218,969	(1,642,239)	—	7,896,909	—	—
NASDAQ-100® Index	233,954	(1,485,368)	79,044	198,287	917,340	—
Science & Technology	640,946	(1,471,184,986)	(75,183,159)	—	—	—
Small Cap Aggressive Growth	6,652	(3,513,003)	(11,192,931)	4,122,387	873,638	—
Small Cap	1,281,689	(33,805,390)	(56,695,981)	1,289,125	16,130,807	—
Small Cap Index	13,890,571	16,006,149	(305,589,615)	15,672,294	58,341,623	—
Small Cap Special Values	3,330,142	(18,858,289)	(47,479,751)	2,739,045	6,098,837	—
Small-Mid Growth	189,800	(26,459,986)	(374,462)	1,888,119	1,329,698	—
Stock Index	65,547,002	88,792,364	(159,782,641)	79,633,575	356,903,944	—
Value	3,379,457	(25,251,924)	(13,504,892)	2,155,886	2,587,864	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2009.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2009, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2010	2011	2012	2013	2014	2015	2016	2017
Asset Allocation	$—	$—	$—	$—	$—	$—	$—	$8,169,384
Blue Chip Growth	957,898	154,910	—	—	—	—	—	25,738,579
Broad Cap Value	—	—	—	—	—	—	—	1,290,353

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Capital Loss Carryforward
Fund	2010	2011	2012	2013	2014	2015	2016	2017
Capital Conservation	$—	$—	$—	$50,164	$374,523	$241,747	$523,183	$7,314,439
Core Equity	—	73,134,761	32,639,490	—	—	—	—	24,277,047
Core Value	—	—	—	—	—	—	—	9,349,929
Foreign Value	—	—	—	—	—	—	—	475,099
Global Equity	—	—	—	—	—	—	—	43,524,452
Global Real Estate	—	—	—	—	—	—	—	3,471,144
Global Social Awareness	—	—	—	—	—	—	—	52,162,708
Global Strategy	—	—	—	—	—	—	—	5,652,550
Government Securities	—	—	—	898,053	—	2,207,762	—	—
Growth	102,053,141	1,573,371	—	—	1,130,162	47,815,438	—	66,739,550
Growth & Income	—	—	—	—	—	—	—	13,945,364
Health Sciences	—	—	—	—	—	—	—	2,413,801
Inflation Protected	—	—	—	—	17,841	478,150	34,179	1,235,563
International Equities	—	—	—	—	—	—	—	47,560,054
International Government Bond	—	—	—	—	—	—	—	—
International Growth I	—	17,227,965	—	—	—	—	—	26,442,257
Large Cap Core	—	—	—	—	—	—	—	4,614,964
Large Capital Growth	—	—	—	—	—	—	—	16,331,668
Mid Cap Index	—	—	—	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—	—	—	26,630,344
Money Market I	—	—	—	—	—	—	—	1,642,239
NASDAQ 100 Index	—	—	—	—	—	—	—	1,485,368
Science & Technology	856,100,578	404,504,281	171,964,888	—	—	—	—	38,615,239
Small Cap Aggressive Growth	—	—	—	—	—	—	—	3,513,003
Small Cap	—	—	—	—	—	—	—	33,805,390
Small Cap Index	—	—	—	—	—	—	—	—
Small Cap Special Values	—	—	—	—	—	—	—	18,858,289
Small-Mid Growth	—	—	—	—	—	—	—	26,459,986
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	25,251,924

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	596,247	$5,222,201	7,631,606	$59,089,683	3,686,295	$29,198,116	48,573,570	$323,075,412
Reinvested dividends	—	—	1,382,496	10,451,667	—	—	129,741	796,610
Shares redeemed	(846,519)	(7,464,836)	(9,947,231)	(78,976,908)	(2,623,649)	(20,843,126)	(38,832,887)	(254,773,653)

Net increase (decrease)	(250,272)	$(2,242,635)	(933,129)	$(9,435,558)	1,062,646	$8,354,990	9,870,424	$69,098,369

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	153,201	$1,206,336	1,723,590	$11,825,010	1,504,250	$13,889,095	9,198,021	$78,409,830
Reinvested dividends	—	—	73,500	498,335	—	—	1,041,486	8,863,046
Shares redeemed	(152,619)	(1,207,031)	(1,948,064)	(13,611,608)	(1,254,103)	(11,532,531)	(11,242,199)	(96,745,679)

Net increase (decrease)	582	$(695)	(150,974)	$(1,288,263)	250,147	$2,356,564	(1,002,692)	$(9,472,803)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Core Equity				Core Value
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	269,197	$2,710,782	10,316,490	$92,141,264	1,645,883	$11,396,331	5,794,309	$36,823,243
Reinvested dividends	—	—	326,039	2,839,800	—	—	1,688,168	10,551,051
Shares redeemed	(1,124,632)	(11,308,441)	(14,008,564)	(128,734,815)	(991,525)	(6,917,026)	(9,108,629)	(61,020,687)

Net increase (decrease)	(855,435)	$(8,597,659)	(3,366,035)	$(33,753,751)	654,358	$4,479,305	(1,626,152)	$(13,646,393)

	Foreign Value				Global Equity
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,555,653	$44,500,584	77,763,154	$467,883,475	739,730	$5,031,782	12,158,788	$72,800,328
Reinvested dividends	—	—	14,961,486	89,619,299	—	—	4,602,871	25,776,080
Shares redeemed	(4,614,182)	(36,849,609)	(77,118,930)	(467,831,871)	(1,784,234)	(12,099,694)	(16,258,935)	(102,712,308)

Net increase (decrease)	941,471	$7,650,975	15,605,710	$89,670,903	(1,044,504)	$(7,067,912)	502,724	$(4,135,900)

	Global Real Estate				Global Social Awareness
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,381,675	$9,929,286	59,203,150	$381,604,669	665,889	$7,987,880	21,936,076	$228,482,618
Reinvested dividends	—	—	483,562	2,969,071	—	—	4,367,975	43,723,428
Shares redeemed	(1,992,647)	(14,877,098)	(26,850,002)	(157,125,266)	(4,587,596)	(55,447,253)	(29,725,384)	(314,432,094)

Net increase (decrease)	(610,972)	$(4,947,812)	32,836,710	$227,448,474	(3,921,707)	$(47,459,373)	(3,421,333)	$(42,226,048)

	Global Strategy				Government Securities
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	947,763	$9,999,130	33,050,674	$296,830,563	1,038,919	$11,129,338	21,786,646	$233,745,312
Reinvested dividends	—	—	3,855,301	34,967,584	—	—	423,733	4,762,755
Shares redeemed	(1,831,386)	(19,196,428)	(39,047,133)	(352,930,752)	(2,456,752)	(26,149,378)	(24,893,744)	(267,164,651)

Net increase (decrease)	(883,623)	$(9,197,298)	(2,141,158)	$(21,132,605)	(1,417,833)	$(15,020,040)	(2,683,365)	$(28,656,584)

	Growth				Growth & Income
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	830,462	$6,935,005	41,534,476	$291,631,855	204,442	$2,060,914	7,487,578	$66,592,420
Reinvested dividends	—	—	19,423	131,104	—	—	1,054,981	9,304,933
Shares redeemed	(3,037,485)	(25,515,512)	(51,948,848)	(373,359,879)	(434,757)	(4,460,288)	(8,715,245)	(79,532,295)

Net increase (decrease)	(2,207,023)	$(18,580,507)	(10,394,949)	$(81,596,920)	(230,315)	$(2,399,374)	(172,686)	$(3,634,942)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	468,205	$3,803,916	16,859,400	$127,362,646	3,484,886	$33,256,945	14,982,959	$151,362,582
Reinvested dividends	—	—	2,385,928	16,057,296	—	—	66,781	661,802
Shares redeemed	(1,113,601)	(9,015,165)	(18,328,366)	(138,191,909)	(418,653)	(3,967,760)	(802,840)	(8,000,078)

Net increase (decrease)	(645,396)	$(5,211,249)	916,962	$5,228,033	3,066,233	$29,289,185	14,246,900	$144,024,306

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	International Equities				International Government Bond
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,805,476	$48,584,529	115,384,404	$560,850,222	995,594	$12,138,179	13,370,416	$147,072,541
Reinvested dividends	—	—	30,159,664	140,845,630	—	—	856,983	9,598,211
Shares redeemed	(5,261,697)	(30,280,755)	(110,364,639)	(515,648,751)	(1,684,537)	(20,298,664)	(15,668,456)	(171,980,221)

Net increase (decrease)	3,543,779	$18,303,774	35,179,429	$186,047,101	(688,943)	$(8,160,485)	(1,441,057)	$(15,309,469)

	International Growth I				Large Cap Core
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,779,787	$25,520,562	37,354,440	$280,664,713	551,318	$4,774,095	16,590,829	$125,889,610
Reinvested dividends	—	—	1,313,207	9,678,332	—	—	862,685	5,987,035
Shares redeemed	(3,231,054)	(29,790,429)	(40,245,260)	(304,636,673)	(1,646,090)	(14,243,402)	(13,010,094)	(93,285,266)

Net increase (decrease)	(451,267)	$(4,269,867)	(1,577,613)	$(14,293,628)	(1,094,772)	$(9,469,307)	4,443,420	$38,591,379

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	582,137	$5,236,078	14,642,562	$116,245,765	2,759,173	$40,847,323	88,650,915	$1,087,507,695
Reinvested dividends	—	—	1,373,745	10,330,565	—	—	19,751,669	233,464,725
Shares redeemed	(1,510,787)	(13,805,954)	(19,721,992)	(161,076,165)	(5,339,769)	(79,039,124)	(97,173,741)	(1,219,900,382)

Net increase (decrease)	(928,650)	$(8,569,876)	(3,705,685)	$(34,499,835)	(2,580,596)	$(38,191,801)	11,228,843	$101,072,038

	Mid Cap Strategic Growth				Money Market I
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	911,675	$7,874,988	12,209,325	$87,058,263	209,786,103	$209,786,103	696,472,302	$696,472,302
Reinvested dividends	—	—	4,455,718	28,828,498	169,770	169,770	7,896,909	7,896,909
Shares redeemed	(1,093,393)	(9,532,298)	(14,978,648)	(112,809,237)	(291,674,030)	(291,674,029)	(663,805,234)	(663,805,234)

Net increase (decrease)	(181,718)	$(1,657,310)	1,686,395	$3,077,524	(81,718,157)	$(81,718,156)	40,563,977	$40,563,977

	NASDAQ-100® Index				Science & Technology
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,851,199	$12,334,021	17,812,861	$63,276,350	1,531,704	$17,100,655	24,934,733	$214,934,260
Reinvested dividends	—	—	345,395	1,115,627	—	—	—	—
Shares redeemed	(1,082,180)	(4,759,605)	(16,736,943)	(59,599,678)	(1,810,168)	(20,689,805)	(31,519,298)	(279,775,305)

Net increase (decrease)	1,769,019	$7,574,416	1,421,313	$4,792,299	(278,464)	$(3,589,150)	(6,584,565)	$(64,841,045)

	Small Cap Aggressive				Small Cap
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,228,388	$9,829,665	5,868,611	$35,621,624	659,068	$4,620,623	35,612,956	$204,412,839
Reinvested dividends	—	—	885,820	4,996,025	—	—	2,977,766	17,419,932
Shares redeemed	(287,048)	(2,291,938)	(6,024,220)	(37,397,643)	(1,919,565)	(13,554,588)	(41,291,031)	(244,591,130)

Net increase (decrease)	941,340	$7,537,727	730,211	$3,220,006	(1,260,497)	$(8,933,965)	(2,700,309)	$(22,758,359)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,121,975	$22,305,405	51,725,324	$462,476,772	1,320,823	$8,740,042	15,521,900	$87,638,772
Reinvested dividends	—	—	8,297,524	74,013,917	—	—	1,564,227	8,837,882
Shares redeemed	(3,415,149)	(36,123,845)	(55,413,283)	(499,742,105)	(1,257,771)	(8,652,866)	(16,607,630)	(97,924,800)

Net increase (decrease)	(1,293,174)	$(13,818,440)	4,609,565	$36,748,584	63,052	$87,176	478,497	$(1,448,146)

	Small-Mid Growth				Stock Index
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009		For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	386,097	$2,885,860	9,013,034	$54,626,130	7,651,224	$158,889,341	80,715,757	$1,477,193,621
Reinvested dividends	—	—	560,595	3,217,817	—	—	24,360,353	436,537,519
Shares redeemed	(430,549)	(3,241,031)	(9,912,103)	(61,161,284)	(5,169,527)	(109,830,772)	(98,893,696)	(1,893,855,586)

Net increase (decrease)	(44,452)	$(355,171)	(338,474)	$(3,317,337)	2,481,697	$49,058,569	6,182,414	$19,875,554

	Value
	For the six months ended November 30, 2009 (Unaudited)		For the year ended May 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,149,769	$9,263,923	23,211,770	$159,154,220
Reinvested dividends	—	—	766,357	4,743,750
Shares redeemed	(2,945,452)	(22,805,091)	(27,546,271)	(184,539,106)

Net increase (decrease)	(1,795,683)	$(13,541,168)	(3,568,144)	$(20,641,136)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended November 30, 2009, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Blue Chip Growth	$6,081
Broad Cap Value Income	659
Core Equity	9,891
Global Equity .	31,052
Global Real Estate .	2,703
Global Social Awareness	21,524
Growth & Income	6,242
Health Sciences	2,596
International Growth I	1,525
Large Cap Core	9,410
Large Capital Growth	9,120
Mid Cap Strategic Growth	61,435
Science & Technology	57,740
Small Cap Aggressive Growth	5,530
Small Cap	14,866
Small Cap Special Values	19,256
Small-Mid Growth	17,730

Note 8 — Investment Concentration

Capital Conservation Fund, Government Securities Fund, and Money Market Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 45.0%, 45.0% and 56.3%, respectively, of their net assets invested in such securities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Equity Fund, Global Real Estate Fund, Global Strategy Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 17.8% and 16.5% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 18.4%, 11.3% and 10.4% of its net assets invested in equity securities domiciled in the United Kingdom, Japan and Switzerland, respectively. The Foreign Value had 20.7% and 10.7% of its net assets invested in equity securities domiciled in the United Kingdom and France, respectively. The Global Equity Fund had 6.0% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Real Estate Fund had 8.6% of its net assets invested in equity securities domiciled in Japan. The Global Strategy Fund had 8.4% of its net assets invested in equity securities domiciled in the South Korea. The Global Social Awareness Fund had 9.5% and 9.5% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Government Bond Fund had 17.4% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which effect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2009, the Global Real Estate Fund had 69.0% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Lines of Credit

The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. Prior to October 16, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Prior to October 16, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000. For the period ended November 30, 2009, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	2	$6	$156,224	0.70%
Capital Conservation	5	246	2,734,410	0.65%
Core Equity	15	81	278,417	0.73%
Core Value	3	10	165,320	0.75%
Foreign Value	5	57	596,685	0.68%
Global Equity	10	136	716,812	0.69%
Global Strategy	18	779	2,223,747	0.76%
Government Securities	10	429	2,107,804	0.73%
Growth . . . . . . . . . . . . . .	8	49	175,196	1.09%
International Growth I . . . . . . . . . . . . . . . . .	38	453	382,841	1.02%
Large Cap Core	8	30	192,638	0.69%
Large Capital Growth . . . . . . . . . . . . . . . . . . .	1	3	175,962	0.70%
Mid Cap Index	1	13	637,584	0.75%
Science & Technology . . . . . . . . . . . . . . . .	1	18	447,771	1.43%
Small Cap . . . . . . . . . . . . . . . . . . . . . . . . .	14	157	349,849	0.78%
Stock Index . . . . . . . . . . . . . .	1	12	299,150	1.43%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of November 30, 2009, the following fund had an outstanding borrowing:

Fund	Amount
International Growth I	$186,822

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2009, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Directors of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period November 30, 2009, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip Growth	$114,056	$—	$—
Core Equity	756,800	1,802,046	110,486
Core Value	—	39,050	(10,983)
Growth	651,447	55,780	3,302
Health Sciences	—	134,300	19,750
International Growth I	45,854	663,790	(41,462)
Large Capital Growth	630,167	—	—
Mid Cap Strategic Growth	190,036	12,094	(8,009)
Small Cap	—	915,470	(188,847)
Value	285,962	1,090,745	183,427

Note 12 — Subsequent Events

The Funds have performed an evaluation of subsequent events through January 28, 2010, which is the date the financial statements were issued. The following subsequent events were noted:

Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund

On September 5, 2009, AIG entered into an agreement to sell a portion of its investment advisory and asset management business (the “Transaction”) to Bridge Partners, L.P. (“Bridge Partners”), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIG Global Investment Corp. and Brazos Capital Management, L.P. (“Brazos”). PineBridge Investments LLC (“PineBridge”) (formerly known as AIG Global Investment Corp. (“AIGGIC”)) serves as a subadviser to the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund, (each, together with the Mid Cap Strategic Growth Fund, a “PineBridge Fund” and together, the “PineBridge Funds”) pursuant to subadvisory agreements between VALIC and PineBridge (the “Current PineBridge Subadvisory Agreements”). Brazos serves as a subadviser to the Mid Cap Strategic Growth Fund pursuant to a subadvisory agreement between VALIC and Brazos (the “Current Brazos Subadvisory Agreement” and together with the Current PineBridge Subadvisory Agreements, each a “Current PineBridge/Brazos Subadvisory Agreement” and together the “Current PineBridge/Brazos Subadvisory Agreements”).

In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge, a Delaware limited liability company, on December 31, 2009. PineBridge, as successor to AIGGIC, remains a registered investment adviser pursuant to the Investment Advisers Act of 1940. As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. The Transaction is expected to close in the first quarter of 2010, and is subject to the receipt of various regulatory approvals and consents and the satisfaction of other conditions to closing. The closing of the Transaction will result in an “assignment” of the existing Current PineBridge/Brazos Subadvisory Agreements which, under the terms of the agreements and as required by law, will result in the automatic termination of each Current PineBridge/Brazos Subadvisory Agreement.

At a meeting held on October 26-27, 2009, the Board of Directors of VC I appointed PineBridge, as the successor to AIGGIC, to serve as subadviser to the PineBridge Funds pursuant to a new subadvisory agreement between VALIC and PineBridge (the “New PineBridge Subadvisory Agreement”) with respect to each Fund, subject to approval by each Fund’s shareholders. The Board also approved an interim subadvisory agreement between VALIC and PineBridge (the “Interim PineBridge Subadvisory Agreement”) with respect to each PineBridge Fund, that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the New PineBridge Subadvisory Agreement is approved by such Fund’s shareholders, whichever is earlier. Pursuant to both the New PineBridge Subadvisory Agreement and the Interim PineBridge Subadvisory Agreement, VALIC will pay PineBridge a subadvisory fee equal to or lower than the subadvisory fee that is currently paid to PineBridge/Brazos under the Current PineBridge/Brazos Subadvisory Agreement. In connection with the proposed reduction in subadvisory fees for certain of the PineBridge Funds (Asset Allocation Fund, Global

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Social Awareness Fund and International Equities Fund), the investment advisory agreement with respect to such PineBridge Funds will be amended to effect corresponding reductions to the investment advisory fees payable by the respective PineBridge Fund to VALIC, effective upon the closing of the Transaction. As a result, the advisory fees retained by VALIC will not be increased by the reduction in subadvisory fees. The new advisory fee schedules are noted below:

Asset Allocation Fund –	0.25% on the first $300 million; 0.225% on the next $200 million and 0.20% on assets over $500 million
Global Social Awareness Fund –	0.25% on the first $500 million; 0.225% on the next $500 million and 0.20% on assets over $1 billion
International Equities Fund –	0.50% on the first $750 million and 0.45% on assets over $750 million.

On March 26, 2010, each PineBridge Fund expects to convene a special meeting of its shareholders with respect to the proposal to approve the New PineBridge Subadvisory Agreement with respect to the PineBridge Funds. Shareholders of record of each PineBridge Fund on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the proposal relating to the New PineBridge Subadvisory Agreement in greater detail.

Nasdaq-100 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and Stock Index Fund

At the meeting on October 26 - 27, 2009, the Board of Directors of VC I approved the termination of AIGGIC as the sub-adviser of the Nasdaq-100 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and Stock Index Fund (the “Index Funds”) and appointed SunAmerica Asset Management Corp. (“SAAMCo”) as the sub-adviser of each Index Fund pursuant to a new sub-advisory agreement between VALIC and SAAMCo, which is subject to approval by each Fund’s shareholders (the “SAAMCo Sub-advisory Agreement”). The Board also approved interim sub-advisory agreements between VALIC and SAAMCo (“Interim SAAMCo Sub-advisory Agreements”) that went into effect on December 1, 2009, and will remain in effect for 150 days from such date or until the SAAMCo Sub-advisory Agreement is approved by shareholders, whichever is earlier. On March 26, 2010, the Index Funds expect to convene a special meeting of shareholders with respect to the proposal to approve the SAAMCo Sub-advisory Agreement. Shareholders of record as of December 28, 2009 will receive proxy materials describing the SAAMCo Sub-advisory Agreement in greater detail. In connection with the approval of SAAMCo as the sub-adviser of the Index Funds, the Board approved a new advisory fee schedule to the investment advisory agreement that will reduce the fees payable to VALIC with respect to the Nasdaq-100 Index Fund. The new advisory fee schedule for the Nasdaq-100 Fund is as follows:

0.40% on the first $250 million

0.38% on the next $250 million

0.36% on assets over $500 million

The amended investment advisory agreement became effective on December 1, 2009.

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund										Blue Chip Growth Fund
	Six Months Ended November 30, 2009(k)		Year Ended May 31,								Six Months Ended November 30, 2009(k)		Year Ended May 31,
			2009	2008		2007	2006		2005				2009	2008		2007	2006		2005

PER SHARE DATA
Net asset value at beginning of period	$8.08		$10.68	$12.16		$12.01	$12.28		$12.12		$7.29		$10.54	$10.80		$8.92	$8.32		$7.89

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.25	0.31		0.34	0.33		0.27		0.00		0.02	0.03		0.03	0.03		0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	1.32		(2.06)	(0.75)		1.71	0.31		0.61		1.42		(3.25)	(0.23)		1.87	0.58		0.42

Total income (loss) from investment operations	1.41		(1.81)	(0.44)		2.05	0.64		0.88		1.42		(3.23)	(0.20)		1.90	0.61		0.46

Distributions from:
Net investment income	–		(0.34)	(0.35)		(0.21)	(0.16)		(0.27)		–		(0.01)	(0.02)		(0.02)	(0.01)		(0.03)
Net realized gain on securities	–		(0.45)	(0.69)		(1.69)	(0.75)		(0.45)		–		(0.01)	(0.04)		–	–		–

Total distributions	–		(0.79)	(1.04)		(1.90)	(0.91)		(0.72)		–		(0.02)	(0.06)		(0.02)	(0.01)		(0.03)

Net asset value at end of period	$9.49		$8.08	$10.68		$12.16	$12.01		$12.28		$8.71		$7.29	$10.54		$10.80	$8.92		$8.32

TOTAL RETURN(a)	17.45	%(l)	(16.41)%	(3.84	)%(h)	18.14%	5.36	%(e)	7.31%		19.48%		(30.63)%	(1.84	)%(i)	21.30%	7.35	%(f)	5.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%(j)	0.73%	0.69%		0.70%	0.72%		0.65%		0.85	%(j)	0.85%	0.87%		0.96%	1.01%		1.08%
Ratio of expenses to average net assets(c)	0.77	%(j)	0.73%	0.69%		0.70%	0.72%		0.65%		0.88	%(j)	0.89%	0.91%		0.99%	1.02%		1.10%
Ratio of expense reductions to average net assets	–		0.02%	0.00%		0.00%	–		–		0.00	%(j)	0.00%	0.00%		0.00%	0.00%		0.01%
Ratio of net investment income (loss) to average net assets(b)	2.14	%(j)	2.88%	2.71%		2.87%	2.67%		2.18%		0.00	%(j)	0.29%	0.31%		0.35%	0.35%		0.47%
Ratio of net investment income (loss) to average net assets(c)	2.14	%(j)	2.88%	2.71%		2.87%	2.67%		2.18%		(0.03	)%(j)	0.25%	0.27%		0.32%	0.34%		0.45%
Portfolio turnover rate	76%		108%	124%		129%	148%		107	%(g)	22%		58%	20%		25%	30%		42%
Number of shares outstanding at end of period (000’s)	13,443		13,693	14,626		14,567	13,666		15,256		50,636		49,573	39,703		10,495	7,325		5,847
Net assets at end of period (000’s)	$127,639		$110,655	$156,260		$177,095	$164,117		$187,309		$441,117		$361,592	$418,429		$113,352	$65,366		$48,638

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Asset Allocation Fund	104%
(h)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.
(i)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(j)	Annualized
(k)	Unaudited
(l)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2009(h)		Year Ended May 31,			December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2009(h)		Year Ended May 31,
			2009	2008	2007					2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$7.12		$10.54	$12.65	$10.21	$10.00		$8.78		$9.54	$9.91	$9.45	$9.66	$9.53

Income (loss) from investment operations:
Net investment income (loss)(e)	0.08		0.20	0.19	0.17	0.05		0.18		0.43	0.52	0.48	0.41	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	1.48		(3.41)	(1.69)	2.38	0.18		0.62		(0.46)	(0.31)	0.13	(0.41)	0.19

Total income (loss) from investment operations	1.56		(3.21)	(1.50)	2.55	0.23		0.80		(0.03)	0.21	0.61	–	0.56

Distributions from:
Net investment income	–		(0.21)	(0.19)	(0.11)	(0.02)		–		(0.73)	(0.58)	(0.15)	(0.21)	(0.38)
Net realized gain on securities	–		(0.00)	(0.42)	–	–		–		–	–	–	–	(0.05)

Total distributions	–		(0.21)	(0.61)	(0.11)	(0.02)		–		(0.73)	(0.58)	(0.15)	(0.21)	(0.43)

Net asset value at end of period	$8.68		$7.12	$10.54	$12.65	$10.21		$9.58		$8.78	$9.54	$9.91	$9.45	$9.66

TOTAL RETURN(a)	21.91	%(g)	(30.34)%	(12.08)%	25.09%	2.28%		9.11	%(i)	(0.06)%	2.09%	6.46%	(0.02)%	5.99%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.85	%(b)	0.85%	0.85%	0.85%	0.85	%(b)	0.70	%(b)	0.69%	0.68%	0.67%	0.70%	0.70%
Ratio of expenses to average net assets(d)	1.29	%(b)	1.26%	1.03%	1.05%	3.41	%(b)	0.70	%(b)	0.69%	0.68%	0.67%	0.70%	0.70%
Ratio of expense reductions to average net assets	0.01	%(b)	0.01%	0.01%	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(c)	1.94	%(b)	2.57%	1.65%	1.50%	2.40	%(b)	3.88	%(b)	4.83%	5.27%	4.89%	4.65%	3.83%
Ratio of net investment income (loss) to average net assets(d)	1.50	%(b)	2.16%	1.47%	1.30%	(0.16	)%(b)	3.88	%(b)	4.83%	5.27%	4.89%	4.65%	3.83%
Portfolio turnover rate	13%		24%	21%	27%	194%		89%		122%	136%	203%	174%	205	%(f)
Number of shares outstanding at end of period (000’s)	2,331		2,330	2,481	2,582	2,663		12,637		12,387	13,389	17,897	22,200	8,997
Net assets at end of period (000’s)	$20,228		$16,590	$26,151	$32,646	$27,203		$121,099		$108,805	$127,695	$177,290	$209,742	$86,903

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Capital Conservation Fund	198%
(g)	The fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(h)	Unaudited.
(i)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses and gains realized on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund									Core Value Fund
	Six Months Ended November 30, 2009(h)		Year Ended May 31,							Six Months Ended November 30, 2009(h)		Year Ended May 31,
			2009	2008		2007		2006	2005			2009	2008		2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.24		$13.85	$15.37		$13.00		$12.37	$11.77	$6.49		$10.66	$12.98		$10.41	$9.87	$9.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.17	0.12		0.12		0.13	0.16	0.06		0.18	0.20		0.19	0.17	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	1.50		(4.66)	(1.50)		2.35		0.56	0.60	1.11		(3.64)	(1.89)		2.47	0.46	0.80

Total income (loss) from investment operations	1.57		(4.49)	(1.38)		2.47		0.69	0.76	1.17		(3.46)	(1.69)		2.66	0.63	1.00

Distributions from:
Net investment income	–		(0.12)	(0.14)		(0.10)		(0.06)	(0.16)	–		(0.24)	(0.22)		(0.09)	(0.09)	(0.20)
Net realized gain on securities	–		–	–		–		–	–	–		(0.47)	(0.41)		–	–	–

Total distributions	–		(0.12)	(0.14)		(0.10)		(0.06)	(0.16)	–		(0.71)	(0.63)		(0.09)	(0.09)	(0.20)

Net asset value at end of period	$10.81		$9.24	$13.85		$15.37		$13.00	$12.37	$7.66		$6.49	$10.66		$12.98	$10.41	$9.87

TOTAL RETURN(a)	16.99%		(32.34)%	(9.00	)%(f)	19.02	%(e)	5.62%	6.48%	18.03%		(32.20)%	(13.28	)%(g)	25.67%	6.44%	11.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%(i)	0.82%	0.85%		0.85%		0.85%	0.85%	0.83	%(i)	0.83%	0.83%		0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.96	%(i)	0.95%	0.91%		0.90%		0.90%	0.93%	0.98	%(i)	0.97%	0.92%		0.92%	0.92%	0.91%
Ratio of expense reductions to average net assets	0.01	%(i)	0.00%	0.00%		0.00%		0.01%	0.01%	–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.42	%(i)	1.65%	0.84%		0.85%		1.03%	1.30%	1.73	%(i)	2.35%	1.75%		1.61%	1.67%	2.05%
Ratio of net investment income (loss) to average net assets(c)	1.27	%(i)	1.52%	0.78%		0.79%		0.99%	1.22%	1.58	%(i)	2.21%	1.65%		1.51%	1.58%	1.97%
Portfolio turnover rate	58%		88%	69%		110%		39%	31%	22%		39%	37%		30%	109%	72%
Number of shares outstanding at end of period (000’s)	21,053		21,909	25,275		29,484		36,132	43,687	15,883		15,228	16,855		19,083	22,207	23,445
Net assets at end of period (000’s)	$227,522		$202,490	$349,995		$453,147		$469,770	$540,620	$121,661		$98,820	$179,697		$247,711	$231,228	$231,351

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance was increased by 0.16% from a reimbursement by an affiliate.
(h)	Unaudited.
(i)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Equity Fund							Global Real Estate Fund
	Six Months Ended Nov. 30, 2009(f)		Year Ended May 31,			Dec. 5, 2005* to May 31, 2006		Six Months Ended Nov. 30, 2009(f)		Year Ended May 31,			Dec. 5, 2005* to May 31, 2006		Six Months Ended Nov. 30, 2009(f)		Year Ended May 31, 2009	March 10, 2008* to May 31, 2008
			2009	2008	2007					2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.26		$12.41	$13.21	$10.76	$10.00		$6.17		$11.67	$13.82	$10.74	$10.00		$6.45		$11.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.05		0.23	0.36	0.25	0.02		0.05		0.17	0.18	0.17	0.06		0.11		0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	1.46		(4.23)	(0.67)	2.33	0.74		1.12		(4.85)	(1.44)	3.06	0.69		1.56		(4.87)	1.17

Total income (loss) from investment operations	1.51		(4.00)	(0.31)	2.58	0.76		1.17		(4.68)	(1.26)	3.23	0.75		1.67		(4.67)	1.21

Distributions from:
Net investment income	–		(0.36)	(0.11)	(0.13)	0.00		–		(0.12)	(0.23)	(0.15)	(0.01)		–		(0.09)	–
Net realized gain on securities	–		(0.79)	(0.38)	0.00	–		–		(0.70)	(0.66)	(0.00)	–		–		–	–

Total distributions	–		(1.15)	(0.49)	(0.13)	0.00		–		(0.82)	(0.89)	(0.15)	(0.01)		–		(0.09)	–

Net asset value at end of period	$8.77		$7.26	$12.41	$13.21	$10.76		$7.34		$6.17	$11.67	$13.82	$10.74		$8.12		$6.45	$11.21

TOTAL RETURN(a)	20.80%		(30.15)%	(2.44)%	24.08%	7.63%		18.96%		(39.30)%	(9.39)%	30.35%	7.48%		25.89%		(41.58)%	12.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.82	%(b)	0.94%	0.86%	0.86%	0.84	%(b)	1.03	%(b)	1.01%	0.97%	0.95%	0.98	%(b)	0.94	%(b)	0.95%	0.95	%(b)
Ratio of expenses to average net assets(d)	0.82	%(b)	0.94%	0.86%	0.86%	1.65	%(b)	1.03	%(b)	1.01%	0.97%	0.95%	2.16	%(b)	0.94	%(b)	1.01%	5.04	%(b)
Ratio of expense reductions to average net assets	–		–	–	–	–		0.03	%(b)	0.03%	0.01%	0.01%	–		0.00	%(b)	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	1.28	%(b)	3.01%	2.82%	2.17%	5.06	%(b)	1.51	%(b)	2.32%	1.38%	1.41%	10.48	%(b)	2.98	%(b)	3.54%	2.22	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.28	%(b)	3.01%	2.82%	2.17%	4.24	%(b)	1.51	%(b)	2.32%	1.38%	1.41%	9.30	%(b)	2.98	%(b)	3.48%	(1.87	)%(b)
Portfolio turnover rate	17%		22%	34%	31%	0%		155%		109%	93%	86%	3%		38%		88%	11%
Number of shares outstanding at end of period (000’s)	92,866		91,924	76,318	79,082	65,474		33,328		34,373	33,870	34,198	38,389		34,825		35,436	2,599
Net assets at end of period (000’s)	$814,728		$667,342	$946,934	$1,044,980	$704,398		$244,660		$212,124	$395,426	$472,642	$412,275		$282,797		$228,590	$29,131

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund								Global Strategy Fund
	Six Months Ended November 30, 2009(h)		Year Ended May 31,						Six Months Ended November 30, 2009(h)		Year Ended May 31,			December 5, 2005* to May 31, 2006
			2009	2008		2007	2006	2005			2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$11.21		$20.21	$24.25		$20.82	$19.38	$18.28	$9.74		$12.77	$13.08	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.08		0.27	0.41		0.30	0.26	0.27	0.18		0.32	0.41	0.31	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	2.20		(7.47)	(1.71)		4.25	1.30	1.09	1.38		(2.39)	(0.33)	2.05	0.90

Total income (loss) from investment operations	2.28		(7.20)	(1.30)		4.55	1.56	1.36	1.56		(2.07)	0.08	2.36	0.93

Distributions from:
Net investment income	–		(0.40)	(0.29)		(0.16)	(0.12)	(0.26)	–		(0.71)	(0.19)	(0.16)	(0.01)
Net realized gain on securities	–		(1.40)	(2.45)		(0.96)	–	–	–		(0.25)	(0.20)	(0.04)	–

Total distributions	–		(1.80)	(2.74)		(1.12)	(0.12)	(0.26)	–		(0.96)	(0.39)	(0.20)	(0.01)

Net asset value at end of period	$13.49		$11.21	$20.21		$24.25	$20.82	$19.38	$11.30		$9.74	$12.77	$13.08	$10.92

TOTAL RETURN(a)	20.34%		(34.56)%	(5.35	)%(g)	22.35%	8.09%	7.47%	16.02%		(15.60)%	0.63%	21.86%	9.30	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.69	%(b)	0.72%	0.65%		0.62%	0.63%	0.63%	0.67	%(b)	0.71%	0.73%	0.71%	0.72	%(b)
Ratio of expenses to average net assets(d)	0.69	%(b)	0.72%	0.65%		0.62%	0.63%	0.63%	0.67	%(b)	0.71%	0.73%	0.71%	1.57	%(b)
Ratio of expense reductions to average net assets	0.02	%(b)	0.01%	0.01%		0.02%	–	–	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(c)	1.33	%(b)	2.03%	1.95%		1.31%	1.30%	1.42%	3.37	%(b)	3.16%	3.17%	2.60%	3.80	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.33	%(b)	2.03%	1.95%		1.31%	1.30%	1.42%	3.37	%(b)	3.16%	3.17%	2.60%	2.94	%(b)
Portfolio turnover rate	33%		95%	165%		153%	139%	53%	12%		25%	25%	31%	1%
Number of shares outstanding at end of period (000’s)	20,640		24,562	27,983		19,308	18,349	20,461	35,813		36,697	38,838	38,988	37,843
Net assets at end of period (000’s)	$278,353		$275,293	$565,483		$468,159	$382,067	$396,563	$404,536		$357,538	$495,975	$509,885	$413,319

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.

(e)	The per share amounts are calculated using the average share method.

(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance was increased by 0.12% from a reimbursement by an affiliate.
(h)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund								Growth Fund
	Six Months Ended November 30, 2009(h)		Year Ended May 31,						Six Months Ended November 30, 2009(h)		Year Ended May 31,			December 5, 2005* to May 31, 2006
			2009	2008	2007	2006	2005				2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.50		$10.42	$10.12	$9.86	$10.14	$9.82		$7.60		$11.17	$10.26	$9.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.28	0.40	0.43	0.37	0.31		0.03		0.05	0.02	(0.01)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.31		0.05	0.36	0.07	(0.46)	0.33		1.54		(3.62)	0.89	1.05	(0.79)

Total income (loss) from investment operations	0.45		0.33	0.76	0.50	(0.09)	0.64		1.57		(3.57)	0.91	1.04	(0.78)

Distributions from:
Net investment income	–		(0.25)	(0.46)	(0.24)	(0.19)	(0.32)		–		0.00	–	0.00	–
Net realized gain on securities	–		–	–	–	–	–		–		0.00	–	–	–

Total distributions	–		(0.25)	(0.46)	(0.24)	(0.19)	(0.32)		–		0.00	–	0.00	–

Net asset value at end of period	$10.95		$10.50	$10.42	$10.12	$9.86	$10.14		$9.17		$7.60	$11.17	$10.26	$9.22

TOTAL RETURN(a)	4.29%		3.04%	7.54%	5.12%	(0.94)%	6.54	%(e)	20.66%		(31.94)%	8.87%	11.29%	(7.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70	%(g)	0.65%	0.66%	0.67%	0.65%	0.66%		0.89	%(g)	0.94%	0.95%	0.94%	0.93	%(g)
Ratio of expenses to average net assets(c)	0.70	%(g)	0.65%	0.66%	0.67%	0.65%	0.66%		0.90	%(g)	0.94%	0.95%	0.94%	1.39	%(g)
Ratio of expense reductions to average net assets	–		–	–	–	–	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.63	%(g)	2.63%	3.92%	4.22%	3.68%	3.03%		0.65	%(g)	0.64%	0.22%	(0.09)%	1.55	%(g)
Ratio of net investment income (loss) to average net assets(c)	2.63	%(g)	2.63%	3.92%	4.22%	3.68%	3.03%		0.64	%(g)	0.64%	0.22%	(0.09)%	1.09	%(g)
Portfolio turnover rate	69%		126%	67%	141%	99%	216	%(f)	54%		114%	203%	103%	38%
Number of shares outstanding at end of period (000’s)	12,371		13,789	16,472	10,221	11,775	13,361		73,657		75,864	86,259	99,984	127,742
Net assets at end of period (000’s)	$135,508		$144,793	$171,641	$103,483	$116,084	$135,549		$675,426		$576,502	$963,368	$1,025,501	$1,177,556

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Government Securities Fund	216%
(g)	Annualized.
(h)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund								Health Sciences Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,						Six Months Ended November 30, 2009(g)		Year Ended May 31,
			2009	2008		2007	2006	2005			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.35		$16.14	$17.73		$14.70	$14.02	$12.87	$7.18		$10.56	$11.53	$10.64	$9.49	$10.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.24	0.26		0.19	0.15	0.19	(0.03)		(0.04)	(0.07)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.56		(5.79)	(0.85)		2.95	0.60	1.15	1.57		(2.45)	0.13	2.37	1.70	(0.02)

Total income (loss) from investment operations	1.64		(5.55)	(0.59)		3.14	0.75	1.34	1.54		(2.49)	0.06	2.31	1.62	(0.10)

Distributions from:
Net investment income	–		(0.28)	(0.22)		(0.11)	(0.07)	(0.19)	–		–	–	–	–	–
Net realized gain on securities	–		(0.96)	(0.78)		–	–	–	–		(0.89)	(1.03)	(1.42)	(0.47)	(0.47)

Total distributions	–		(1.24)	(1.00)		(0.11)	(0.07)	(0.19)	–		(0.89)	(1.03)	(1.42)	(0.47)	(0.47)

Net asset value at end of period	$10.99		$9.35	$16.14		$17.73	$14.70	$14.02	$8.72		$7.18	$10.56	$11.53	$10.64	$9.49

TOTAL RETURN(a)	17.54%		(33.90)%	(3.44	)%(e)	21.40%	5.36%	10.47%	21.45%		(23.05)%	0.05%	23.19%	16.94%	(1.23)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%	0.85%		0.85%	0.85%	0.85%	1.19	%(f)	1.19%	1.17%	1.17%	1.16%	1.17%
Ratio of expenses to average net assets(c)	0.96	%(f)	0.95%	0.89%		0.89%	0.89%	0.90%	1.19	%(f)	1.19%	1.17%	1.17%	1.16%	1.17%
Ratio of expense reductions to average net assets	0.02	%(f)	0.02%	0.03%		0.02%	–	–	0.00	%(f)	0.01%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.49	%(f)	2.15%	1.53%		1.18%	1.04%	1.41%	(0.74	)%(f)	(0.55)%	(0.63)%	(0.57)%	(0.76)%	(0.80)%
Ratio of net investment income (loss) to average net assets(c)	1.38	%(f)	2.05%	1.49%		1.13%	1.00%	1.35%	(0.74	)%(f)	(0.55)%	(0.63)%	(0.57)%	(0.76)%	(0.80)%
Portfolio turnover rate	75%		189%	238%		169%	148%	74%	17%		43%	44%	47%	54%	49%
Number of shares outstanding at end of period (000’s)	7,631		7,861	8,034		8,422	9,858	12,102	19,053		19,699	18,782	17,035	17,026	15,856
Net assets at end of period (000’s)	$83,890		$73,508	$129,657		$149,283	$144,880	$169,724	$166,219		$141,470	$198,368	$196,444	$181,078	$150,541

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.
(f)	Annualized.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund								International Equities Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,				December 20, 2004* to May 31, 2005		Six Months Ended November 30, 2009(g)		Year Ended May 31,
			2009	2008	2007	2006					2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.20		$10.01	$9.59	$9.60	$10.17	$10.00		$5.15		$10.37	$11.29	$9.79	$7.56	$6.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.49	0.39	0.43	0.20		0.05		0.19	0.31	0.25	0.19	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72		(0.61)	0.29	(0.07)	(0.68)	0.10		0.95		(4.18)	(0.75)	2.02	2.09	0.73

Total income (loss) from investment operations	0.83		(0.41)	0.78	0.32	(0.25)	0.30		1.00		(3.99)	(0.44)	2.27	2.28	0.89

Distributions from:
Net investment income	–		(0.39)	(0.36)	(0.33)	(0.32)	(0.13)		–		(0.28)	(0.26)	(0.16)	(0.05)	(0.13)
Net realized gain on securities	–		–	–	–	0.00	–		–		(0.95)	(0.22)	(0.61)	–	–
Return of capital			(0.01)	–	–	–	–				–	–	–	–	–

Total distributions	–		(0.40)	(0.36)	(0.33)	(0.32)	(0.13)		–		(1.23)	(0.48)	(0.77)	(0.05)	(0.13)

Net asset value at end of period	$10.03		$9.20	$10.01	$9.59	$9.60	$10.17		$6.15		$5.15	$10.37	$11.29	$9.79	$7.56

TOTAL RETURN(a)	9.02%		(4.08)%	8.22%	3.35%	(2.44)%	3.00%		19.42%		(37.10)%	(3.91)%	24.05%	30.32%	13.10	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65	%(f)	0.51	%(f)	0.55%	0.51%	0.50%	0.56%	0.67%
Ratio of expenses to average net assets(c)	0.65	%(f)	0.66%	0.73%	1.05%	1.02%	2.27	%(f)	0.51	%(f)	0.55%	0.51%	0.50%	0.56%	0.67%
Ratio of expense reductions to average net assets	–		–	–	–	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.33	%(f)	2.18%	5.59%	4.00%	4.45%	4.67	%(f)	1.70	%(f)	3.18%	2.87%	2.45%	2.19%	2.17%
Ratio of net investment income (loss) to average net assets(c)	2.33	%(f)	2.16%	5.51%	3.61%	4.08%	3.05	%(f)	1.70	%(f)	3.18%	2.87%	2.45%	2.19%	2.17%
Portfolio turnover rate	3%		39%	70%	37%	13%	39%		41%		81%	104%	47%	98%	68%
Number of shares outstanding at end of period (000’s)	19,285		16,219	15,887	1,640	1,668	1,069		145,036		141,492	106,313	97,164	83,906	65,340
Net assets at end of period (000’s)	$193,346		$149,178	$159,074	$15,722	$16,016	$10,873		$892,010		$728,784	$1,102,850	$1,097,046	$821,577	$493,945

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund
	Six Months Ended November 30, 2009(h)		Year Ended May 31,
			2009	2008	2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$11.55		$12.39	$12.05	$12.08		$13.04		$13.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23		0.46	0.49	0.49		0.48		0.50
Net realized and unrealized gain (loss) on investments and foreign currencies	1.15		(0.56)	0.57	0.42		(0.17)		1.08

Total income (loss) from investment operations	1.38		(0.10)	1.06	0.91		0.31		1.58

Distributions from:
Net investment income	–		(0.73)	(0.63)	(0.52)		(0.28)		(0.76)
Net realized gain on securities	–		(0.01)	(0.09)	(0.42)		(0.99)		(1.18)

Total distributions	–		(0.74)	(0.72)	(0.94)		(1.27)		(1.94)

Net asset value at end of period	$12.93		$11.55	$12.39	$12.05		$12.08		$13.04

TOTAL RETURN(a)	11.95%		(0.70)%	8.94%	7.60	%(e)	2.65	%(e)	12.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66	%(g)	0.72%	0.68%	0.70%		0.71%		0.69%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.72%	0.68%	0.70%		0.71%		0.69%
Ratio of expense reductions to average net assets	–		–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	3.77	%(g)	3.96%	4.07%	4.04%		3.81%		3.77%
Ratio of net investment income (loss) to average net assets(c)	3.77	%(g)	3.96%	4.07%	4.04%		3.81%		3.77%
Portfolio turnover rate	82%		224%	183%	164%		198%		136	%(f)
Number of shares outstanding at end of period (000’s)	12,327		13,016	14,457	11,264		11,377		11,362
Net assets at end of period (000’s)	$159,439		$150,314	$179,191	$135,777		$137,405		$148,171

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
International Government Bond Fund	136%
(g)	Annualized.
(h)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund							Large Cap Core Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,					Six Months Ended November 30, 2009(g)		Year Ended May 31,			December 5, 2005* to May 31, 2006
			2009	2008	2007	2006	2005			2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.29		$13.15	$12.91	$10.30	$8.07	$7.38	$7.92		$10.78	$11.91	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.03		0.18	0.20	0.14	0.16	0.08	0.05		0.13	0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.66		(4.86)	0.16	2.65	2.12	0.69	1.70		(2.51)	(0.65)	1.78	0.09

Total income (loss) from investment operations	1.69		(4.68)	0.36	2.79	2.28	0.77	1.75		(2.38)	(0.54)	1.91	0.11

Distributions from:
Net investment income	–		(0.18)	(0.12)	(0.18)	(0.05)	(0.08)	–		(0.04)	(0.09)	(0.10)	(0.01)
Net realized gain on securities	–		–	–	–	–	–	–		(0.44)	(0.50)	–	–

Total distributions	–		(0.18)	(0.12)	(0.18)	(0.05)	(0.08)	–		(0.48)	(0.59)	(0.10)	(0.01)

Net asset value at end of period	$9.98		$8.29	$13.15	$12.91	$10.30	$8.07	$9.67		$7.92	$10.78	$11.91	$10.10

TOTAL RETURN(a)	20.39%		(35.39)%	2.78%	27.31%	28.35%	10.46%	22.10%		(21.36)%	(4.73)%	19.01%	1.10	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	1.01	%(b)	1.01%	1.01%	1.01%	1.01%	1.03%	0.85	%(b)	0.85%	0.85%	0.85%	0.85	%(b)
Ratio of expenses to average net assets(d)	1.10	%(b)	1.14%	1.11%	1.11%	1.19%	1.29%	0.90	%(b)	0.89%	1.00%	0.91%	2.43	%(b)
Ratio of expense reductions to average net assets	0.00	%(b)	0.00%	0.00%	0.00%	–	–	0.02	%(b)	0.02%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	0.76	%(b)	2.11%	1.56%	1.19%	1.71%	0.99%	1.09	%(b)	1.60%	0.96%	1.15%	3.49	%(b)
Ratio of net investment income (loss) to average net assets(d)	0.66	%(b)	1.97%	1.46%	1.09%	1.53%	0.73%	1.04	%(b)	1.56%	0.81%	1.09%	1.90	%(b)
Portfolio turnover rate	39%		70%	64%	74%	97%	94%	20%		41%	62%	24%	2%
Number of shares outstanding at end of period (000’s)	53,197		53,649	55,226	51,765	48,065	46,352	11,218		12,312	7,869	7,405	17,431
Net assets at end of period (000’s)	$531,056		$444,783	$726,258	$668,274	$495,181	$374,189	$108,496		$97,480	$84,844	$88,186	$176,038

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund									Mid Cap Index Fund
	Six Months Ended Nov. 30, 2009(h)		Year Ended May 31,					Dec. 20, 2004* to May 31, 2005		Six Months Ended Nov. 30, 2009(h)		Year Ended May 31,
			2009	2008		2007	2006					2009	2008	2007	2006		2005
PER SHARE DATA
Net asset value at beginning of period	$8.23		$12.45	$12.38		$10.43	$9.85	$10.00		$13.32		$23.88	$26.62	$23.72	$21.46		$19.41

Income (loss) from investment operations:
Net investment income (loss)(e)	0.03		0.06	0.03		0.05	0.01	0.01		0.10		0.25	0.26	0.30	0.25		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	1.54		(4.01)	0.07		1.93	0.59	(0.16)		2.60		(8.65)	(1.05)	4.38	3.00		2.42

Total income (loss) from investment operations	1.57		(3.95)	0.10		1.98	0.60	(0.15)		2.70		(8.40)	(0.79)	4.68	3.25		2.61

Distributions from:
Net investment income	–		(0.03)	(0.03)		(0.03)	(0.02)	0.00		–		(0.27)	(0.30)	(0.12)	(0.11)		(0.19)
Net realized gain on securities	–		(0.24)	–		–	–	–		–		(1.89)	(1.65)	(1.66)	(0.88)		(0.37)

Total distributions	–		(0.27)	(0.03)		(0.03)	(0.02)	0.00		–		(2.16)	(1.95)	(1.78)	(0.99)		(0.56)

Net asset value at end of period	$9.80		$8.23	$12.45		$12.38	$10.43	$9.85		$16.02		$13.32	$23.88	$26.62	$23.72		$21.46

TOTAL RETURN(a)	19.08%		(31.55)%	0.78	%(g)	18.97%	6.08%	(1.49)%		20.27%		(33.91)%	(2.73)%	20.77%	15.35	%(f)	13.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.77	%(b)	0.79%	0.78%		0.76%	0.79%	0.85	%(b)	0.39	%(b)	0.40%	0.38%	0.38%	0.39%		0.40%
Ratio of expenses to average net assets(d)	0.77	%(b)	0.79%	0.78%		0.76%	1.33%	2.73	%(b)	0.39	%(b)	0.40%	0.38%	0.38%	0.39%		0.40%
Ratio of expense reductions to average net assets	0.01	%(b)	0.00%	0.01%		0.01%	–	–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(c)	0.60	%(b)	0.61%	0.27%		0.42%	0.30%	0.29	%(b)	1.27	%(b)	1.64%	1.08%	1.27%	1.09%		0.95%
Ratio of net investment income (loss) to average net assets(d)	0.60	%(b)	0.61%	0.27%		0.42%	(0.24)%	(1.59	)%(b)	1.27	%(b)	1.64%	1.08%	1.27%	1.09%		0.95%
Portfolio turnover rate	24%		49%	49%		78%	404%	45%		5%		22%	21%	14%	19%		14%
Number of shares outstanding at end of period (000’s)	37,090		38,018	41,724		47,394	58,300	1,000		120,698		123,279	112,050	115,417	101,116		89,704
Net assets at end of period (000’s)	$363,362		$312,755	$519,294		$586,875	$608,299	$9,849		$1,933,802		$1,642,120	$2,676,198	$3,071,995	$2,398,610		$1,925,334

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	The fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(h)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund								Money Market I Fund
	Six Months Ended November 30, 2009(f)		Year Ended May 31,				December 20, 2004* to May 31, 2005		Six Months Ended November 30, 2009(f)		Year Ended May 31,
			2009	2008	2007	2006					2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$7.83		$15.03	$14.14	$11.76	$9.97	$10.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.02	0.01	0.00	0.02	(0.02)		0.00		0.01	0.04	0.05	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	1.37		(5.95)	1.23	2.39	1.77	(0.01)		0.00		–	–	–	–	–

Total income (loss) from investment operations	1.37		(5.93)	1.24	2.39	1.79	(0.03)		0.00		0.01	0.04	0.05	0.04	0.01

Distributions from:
Net investment income	–		–	–	(0.01)	–	0.00		(0.00)		(0.01)	(0.04)	(0.05)	(0.04)	(0.01)
Net realized gain on securities	–		(1.27)	(0.35)	–	–	–		–		–	–	–	–	–

Total distributions	–		(1.27)	(0.35)	(0.01)	–	0.00		(0.00)		(0.01)	(0.04)	(0.05)	(0.04)	(0.01)

Net asset value at end of period	$9.20		$7.83	$15.03	$14.14	$11.76	$9.97		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	17.50%		(37.52)%	8.71%	20.30%	17.95%	(0.28)%		0.03%		1.33%	3.82%	4.90%	3.61%	1.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(e)	0.85%	0.84%	0.83%	0.84%	0.85	%(e)	0.50	%(e)	0.54%	0.51%	0.52%	0.53%	0.57%
Ratio of expenses to average net assets(c)	0.86	%(e)	0.87%	0.84%	0.83%	1.39%	2.68	%(e)	0.57	%(e)	0.59%	0.51%	0.52%	0.56%	0.61%
Ratio of expense reductions to average net assets	0.05	%(e)	0.04%	0.01%	0.00%	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.05	%(e)	0.21%	0.03%	0.00%	0.60%	(0.37	)%(e)	0.06	%(e)	1.31%	3.72%	4.80%	3.56%	1.43%
Ratio of net investment income (loss) to average net assets(c)	0.05	%(e)	0.19%	0.03%	0.00%	0.05%	(2.20	)%(e)	(0.02	)%(e)	1.26%	3.72%	4.80%	3.54%	1.40%
Portfolio turnover rate	120%		293%	151%	242%	486%	72%		N/A		N/A	N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	25,943		26,125	24,438	23,317	30,660	1,000		531,215		612,933	572,369	516,352	442,628	407,934
Net assets at end of period (000’s)	$238,624		$204,470	$367,295	$329,635	$360,613	$9,976		$529,673		$611,356	$572,434	$516,352	$442,628	$407,933

*	Date Fund commenced operations
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund
	Six Months Ended November 30, 2009(f)		Year Ended May 31,
			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$3.89		$5.62	$5.34	$4.38	$4.28	$4.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.01	0.01	0.00	0.00	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.90		(1.68)	0.27	0.96	0.10	0.17

Total income (loss) from investment operations	0.91		(1.67)	0.28	0.96	0.10	0.20

Distributions from:
Net investment income	–		(0.01)	–	(0.00)	(0.00)	(0.03)
Net realized gain on securities	–		(0.05)	–	–	–	–

Total distributions	–		(0.06)	–	(0.00)	–	(0.03)

Net asset value at end of period	$4.80		$3.89	$5.62	$5.34	$4.38	$4.28

TOTAL RETURN(a)	23.39%		(29.36)%	5.32%	22.01%	2.36%	4.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.54	%(e)	0.55%	0.56%	0.63%	0.61%	0.65%
Ratio of expenses to average net assets(c)	0.73	%(e)	0.66%	0.60%	0.63%	0.61%	0.65%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.28	%(e)	0.35%	0.27%	0.08%	0.07%	0.73%
Ratio of net investment income (loss) to average net assets(c)	0.09	%(e)	0.24%	0.23%	0.08%	0.07%	0.73%
Portfolio turnover rate	1%		9%	8%	5%	14%	8%
Number of shares outstanding at end of period (000’s)	20,661		18,892	17,471	15,678	18,856	21,147
Net assets at end of period (000’s)	$99,244		$73,521	$98,269	$83,647	$82,519	$90,520

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,
			2009		2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$9.98		$14.41		$13.67	$11.50	$11.27	$11.08

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.01		(0.01)	(0.05)	(0.05)	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.40		(4.44)		0.75	2.22	0.28	0.19

Total income (loss) from investment operations	2.39		(4.43)		0.74	2.17	0.23	0.19

Distributions from:
Net investment income	–		–		–	–	–	–
Net realized gain on securities	–		–		–	–	–	–

Total distributions	–		–		–	–	–	–

Net asset value at end of period	$12.37		$9.98		$14.41	$13.67	$11.50	$11.27

TOTAL RETURN(a)	23.95%		(30.74	)%(e)	5.41%	18.87%	2.04%	1.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.03	%(f)	1.06%		1.00%	1.03%	1.01%	1.03%
Ratio of expenses to average net assets(c)	1.03	%(f)	1.06%		1.00%	1.03%	1.01%	1.03%
Ratio of expense reductions to average net assets	0.02	%(f)	0.01%		0.01%	0.02%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.16	)%(f)	0.09%		(0.11)%	(0.39)%	(0.42)%	(0.02)%
Ratio of net investment income (loss) to average net assets(c)	(0.16	)%(f)	0.09%		(0.11)%	(0.39)%	(0.42)%	(0.02)%
Portfolio turnover rate	67%		150%		145%	163%	117%	56%
Number of shares outstanding at end of period (000’s)	56,198		56,476		63,061	70,630	89,433	107,429
Net assets at end of period (000’s)	$695,353		$563,610		$908,590	$965,650	$1,028,643	$1,210,236

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund							Small Cap Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,			December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2009(g)		Year Ended May 31,
			2009	2008	2007					2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$7.05		$11.17	$11.71	$10.22	$10.00		$6.39		$9.82	$13.22	$12.64	$11.01	$9.75

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.02)		(0.03)	(0.05)	(0.08)	(0.01)		0.01		0.03	0.04	0.01	0.00	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.49		(3.17)	(0.49)	1.58	0.23		0.83		(2.98)	(2.04)	1.58	1.63	1.28

Total income (loss) from investment operations	1.47		(3.20)	(0.54)	1.50	0.22		0.84		(2.95)	(2.00)	1.59	1.63	1.26

Distributions from:
Net investment income	–		–	–	–	–		–		(0.04)	–	–	–	–
Net realized gain on securities	–		(0.92)	–	(0.01)	–		–		(0.44)	(1.40)	(1.01)	–	–

Total distributions	–		(0.92)	–	(0.01)	–		–		(0.48)	(1.40)	(1.01)	–	–

Net asset value at end of period	$8.52		$7.05	$11.17	$11.71	$10.22		$7.23		$6.39	$9.82	$13.22	$12.64	$11.01

TOTAL RETURN(a)	20.85%		(26.42)%	(4.59)%	14.70%	2.20%		13.15%		(29.56)%	(15.29)%	13.29%	14.80%	12.92	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.99	%(b)	0.99%	1.00%	1.00%	1.00	%(b)	0.94	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(d)	1.12	%(b)	1.12%	1.14%	1.15%	3.18	%(b)	1.06	%(b)	1.07%	1.05%	1.02%	1.02%	1.05%
Ratio of expense reductions to average net assets	0.02	%(b)	0.01%	0.03%	0.02%	–		0.01	%(b)	0.01%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(c)	(0.46	)%(b)	(0.37)%	(0.52)%	(0.83)%	(0.80	)%(b)	0.26	%(b)	0.40%	0.31%	0.04%	(0.02)%	(0.17)%
Ratio of net investment income (loss) to average net assets(d)	(0.59	)%(b)	(0.50)%	(0.66)%	(0.98)%	(2.98	)%(b)	0.14	%(b)	0.28%	0.21%	(0.03)%	(0.09)%	(0.27)%
Portfolio turnover rate	37%		74%	98%	192%	28%		20%		40%	119%	87%	83%	119%
Number of shares outstanding at end of period (000’s)	7,494		6,553	5,823	4,434	6,032		35,892		37,152	39,852	41,863	48,356	55,101
Net assets at end of period (000’s)	$63,824		$46,179	$65,033	$51,911	$61,659		$259,488		$237,444	$391,306	$553,319	$611,356	$606,923

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,					Six Months Ended November 30, 2009(g)		Year Ended May 31,			December 5, 2005* to May 31, 2006

			2009	2008	2007	2006	2005			2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.43		$15.80	$19.41	$17.24	$15.16	$13.97	$6.03		$9.73	$12.62	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.18	0.23	0.21	0.15	0.11	0.02		0.10	0.12	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.53		(5.35)	(2.27)	2.93	2.51	1.21	1.26		(3.43)	(2.31)	2.01	0.58

Total income (loss) from investment operations	1.59		(5.17)	(2.04)	3.14	2.66	1.32	1.28		(3.33)	(2.19)	2.14	0.60

Distributions from:
Net investment income	–		(0.23)	(0.20)	(0.07)	(0.07)	(0.13)	–		(0.10)	(0.09)	(0.06)	(0.01)
Net realized gain on securities	–		(0.97)	(1.37)	(0.90)	(0.51)	–	–		(0.27)	(0.61)	(0.05)	–

Total distributions	–		(1.20)	(1.57)	(0.97)	(0.58)	(0.13)	–		(0.37)	(0.70)	(0.11)	(0.01)

Net asset value at end of period	$11.02		$9.43	$15.80	$19.41	$17.24	$15.16	$7.31		$6.03	$9.73	$12.62	$10.59

TOTAL RETURN(a)	16.86%		(32.19)%	(10.71)%	18.66%	17.84%	9.46%	21.23%		(33.97)%	(17.39)%	20.30%	6.02	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.46	%(f)	0.47%	0.42%	0.43%	0.45%	0.46%	0.90	%(f)	0.90%	0.90%	0.90%	0.90	%(f)
Ratio of expenses to average net assets(c)	0.46	%(f)	0.47%	0.42%	0.43%	0.45%	0.46%	0.95	%(f)	0.96%	0.92%	0.90%	2.30	%(f)
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.02	%(f)	0.04%	0.03%	0.02%	–
Ratio of net investment income (loss) to average net assets(b)	1.10	%(f)	1.65%	1.34%	1.20%	0.90%	0.78%	0.62	%(f)	1.48%	1.09%	1.10%	2.91	%(f)
Ratio of net investment income (loss) to average net assets(c)	1.10	%(f)	1.65%	1.34%	1.20%	0.90%	0.78%	0.57	%(f)	1.42%	1.07%	1.10%	1.51	%(f)
Portfolio turnover rate	12%		24%	20%	18%	22%	18%	76%		67%	51%	64%	132%
Number of shares outstanding at end of period (000’s)	66,007		67,300	62,690	62,786	57,051	45,300	26,921		26,857	26,379	30,647	35,239
Net assets at end of period (000’s)	$727,116		$634,336	$990,398	$1,218,827	$983,742	$686,567	$196,919		$162,069	$256,767	$386,817	$373,291

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund							Stock Index Fund
	Six Months Ended November 30, 2009(f)		Year Ended May 31,			December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2009(f)		Year Ended May 31,
			2009	2008	2007					2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$6.79		$10.05	$11.65	$10.33	$10.00		$19.06		$34.60	$39.80	$33.87	$32.17	$30.74

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)		0.01	(0.03)	(0.02)	0.00		0.19		0.53	0.60	0.58	0.53	0.54
Net realized and unrealized gain (loss) on investments and foreign currencies	1.03		(2.98)	(1.57)	1.34	0.33		3.76		(12.20)	(3.30)	6.86	2.11	1.88

Total income (loss) from investment operations	1.01		(2.97)	(1.60)	1.32	0.33		3.95		(11.67)	(2.70)	7.44	2.64	2.42

Distributions from:
Net investment income	–		(0.01)	–	–	–		–		(0.70)	(0.61)	(0.31)	(0.25)	(0.54)
Net realized gain on securities	–		(0.28)	–	–	–		–		(3.17)	(1.89)	(1.20)	(0.69)	(0.45)

Total distributions	–		(0.29)	–	–	–		–		(3.87)	(2.50)	(1.51)	(0.94)	(0.99)

Net asset value at end of period	$7.80		$6.79	$10.05	$11.65	$10.33		$23.01		$19.06	$34.60	$39.80	$33.87	$32.17

TOTAL RETURN(a)	14.87%		(29.01)%	(13.73)%	12.78%	3.30%		20.72%		(32.99)%	(6.98)%	22.37%	8.27%	7.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%(e)	1.00%	1.00%	1.00%	1.00	%(e)	0.38	%(e)	0.39%	0.35%	0.35%	0.36%	0.38%
Ratio of expenses to average net assets(c)	1.10	%(e)	1.15%	1.03%	1.01%	2.49	%(e)	0.38	%(e)	0.39%	0.35%	0.35%	0.36%	0.38%
Ratio of expense reductions to average net assets	0.04	%(e)	0.06%	0.01%	0.01%	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.60	)%(e)	0.01%	(0.33)%	(0.20)%	(0.49	)%(e)	1.83	%(e)	2.31%	1.64%	1.58%	1.57%	1.72%
Ratio of net investment income (loss) to average net assets(c)	(0.69	)%(e)	(0.14)%	(0.36)%	(0.21)%	(1.98	)%(e)	1.83	%(e)	2.31%	1.64%	1.58%	1.57%	1.72%
Portfolio turnover rate	41%		91%	196%	83%	277%		2%		7%	5%	4%	7%	5%
Number of shares outstanding at end of period (000’s)	11,420		11,464	11,803	13,987	18,720		133,264		130,783	124,600	133,576	140,078	138,996
Net assets at end of period (000’s)	$89,120		$77,843	$118,628	$162,946	$193,337		$3,067,000		$2,493,280	$4,311,083	$5,316,922	$4,744,289	$4,471,146

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Six Months Ended November 30, 2009(g)		Year Ended May 31,
			2009		2008	2007	2006		2005

PER SHARE DATA
Net asset value at beginning of period	$7.20		$11.01		$13.41	$12.19	$11.15		$9.99

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.15		0.15	0.08	0.14		0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	1.30		(3.76)		(1.65)	3.10	1.07		1.42

Total income (loss) from investment operations	1.34		(3.61)		(1.50)	3.18	1.21		1.48

Distributions from:
Net investment income	–		(0.09)		(0.04)	(0.24)	(0.05)		(0.01)
Net realized gain on securities	–		(0.11)		(0.86)	(1.72)	(0.12)		(0.31)

Total distributions	–		(0.20)		(0.90)	(1.96)	(0.17)		(0.32)

Net asset value at end of period	$8.54		$7.20		$11.01	$13.41	$12.19		$11.15

TOTAL RETURN(a)	18.61%		(32.55	)%(e)	(11.44)%	28.42%	10.92	%(e)	14.83	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%		0.88%	1.03%	0.92%		1.28%
Ratio of expenses to average net assets(c)	0.93	%(f)	0.94%		0.93%	1.03%	0.92%		1.39%
Ratio of expense reductions to average net assets	–		–		–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.08	%(f)	1.89%		1.39%	0.65%	1.29%		0.60%
Ratio of net investment income (loss) to average net assets(c)	1.00	%(f)	1.79%		1.34%	0.64%	1.29%		0.49%
Portfolio turnover rate	48%		173%		142%	116%	76%		144%
Number of shares outstanding at end of period (000’s)	19,835		21,631		25,199	6,691	16,214		2,053
Net assets at end of period (000’s)	$169,366		$155,725		$277,346	$89,740	$197,648		$22,890

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Annualized.
(g)	Unaudited.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At meetings held on July 14-15, 2009 and August 3-4, 2009, the Board of Directors (the “Board”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the investment subadvisory agreements between VALIC and each of the following Subadvisers of VC I (collectively, the “Subadvisory Agreements”): AIG Global Investment Corp. (“AIGGIC”); American Century Global Investment Management, Inc. (“American Century Global”); American Century Investment Management, Inc. (“American Century”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); BlackRock Investment Management, LLC (“BlackRock”); Brazos Capital Management, L.P. (“Brazos Capital”); Bridgeway Capital Management, Inc. (“Bridgeway Capital”); Evergreen Investment Management Company, LLC (“Evergreen”); Franklin Advisers, Inc. (“Franklin”); Invesco Aim Capital Management, Inc. (“Invesco Aim”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc. d/b/a Van Kampen (“Van Kampen”); OppenheimerFunds, Inc. (“Oppenheimer”); Putnam Investment Management, LLC (“Putnam”); RCM Capital Management, LLC (“RCM”); SunAmerica Asset Management Corp. (“SAAMCo”); T. Rowe Price Associates, Inc. (“T. Rowe Price”); Templeton Global Advisors, Limited (“Templeton Global”) Templeton Investment Counsel, LLC (“Templeton Investment”); Wellington Management Company, LLP (“Wellington Management”); and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers”).

In addition, at the August 2009 meeting, the Board approved a new Investment Subadvisory Agreement between VALIC and BlackRock Financial Management, Inc. (“BlackRock Financial”) (the “BlackRock Subadvisory Agreement”) with respect to the Global Equity Fund and a new Investment Subadvisory Agreement between VALIC and Dreman Value Management, LLC (“Dreman”) (the “Dreman Subadvisory Agreement”) with respect to the Small Cap Special Values Fund. In connection with the approvals, the Board approved the termination of Putnam as the Subadviser of the Global Equity Fund and Small Cap Special Values Fund.

The Investment Advisory Agreement and Investment Subadvisory Agreements, including the BlackRock Subadvisory Agreement and the Dreman Subadvisory Agreement are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Subadvisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Subadvisers; (4) whether the Funds will benefit from possible economies of scale from engaging the Subadvisers; (5) the profitability of VALIC and the Subadvisers and their affiliates; (6) the advisory fee and subadvisory fees charged in connection with VALIC’s and the Subadvisers’ management of the Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected an independent third-party provider of investment company data; (7) the terms of the Advisory Contracts, and (8) information regarding VALIC’s and the Subadvisers’ compliance and regulatory history.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors.

The Advisory Contracts approved at the July 2009 meeting were approved for a one-year term ending July 15, 2010. All Advisory Contracts were re-approved at the August 2009 for a one-year term beginning September 1, 2009 and ending August 31, 2010, with the exception of the BlackRock Subadvisory Agreement and Dreman Subadvisory Agreement, which were approved for an initial two-year term.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Subadvisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC’s management through Board meetings, discussions and reports during the preceding year and through their long history of service to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers. The Board also noted that VALIC’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

With respect to the services provided by the Subadvisers, the Board considered information provided to them regarding the services provided by each Subadviser, including information presented throughout the previous year. The Board noted that each Subadviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Subadvisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Subadviser. The Board also reviewed each Subadviser’s brokerage practices.

The Board reviewed VALIC’s and the administrator’s, SAAMCo, an affiliate of VALIC’s, compliance program and personnel. It also considered VALIC’s and each Subadviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on VALIC’s or the Subadvisers’ ability to provide services to the Funds.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Board concluded that the scope and quality of the advisory services provided by VALIC and Subadvisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the subadvisory fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that subadvisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of the Subadviser to certain of the Funds with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of several Funds as noted below.

The total expense information, advisory fee information, and subadvisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on unaudited data from the semi-annual report for the period ended November 30, 2008.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2009 and that benchmark information presented by management was through the period June 30, 2009.

•

Asset Allocation Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual subadvisory fee was below the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe for the one-, three- and five-year periods, and outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for such periods. The Board also noted that the Fund outperformed its custom blended benchmark for the one-, three- and five-year periods (S&P 500® Index: 55%; Barclays Capital Aggregate Bond Index: 35%; and T-Bill 3-Month Index: 10%). The Board took into account management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance was satisfactory.

•

Blue Chip Growth Fund (subadvised by T. Rowe Price). The Board considered that the Fund’s actual advisory fee was at the median of its Expense Group and was slightly above the median of its Expense Universe. In addition it noted that its total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s contractual management fee had been reduced and an expense limitation had been implemented, effective October, 2007. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2010. In addition, the Board noted that the Fund’s actual subadvisory fees were in line with the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was slightly under or at the medians of its Performance Group for the one-, three- and five-year periods and that the Fund was slightly above the median of its Performance Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund slightly outperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods and underperformed the Index for the five-year period. The Board considered that the Fund outperformed its benchmark, the S&P 500® Index, for the one-, three- and five-year periods. The Board also took into account management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance was satisfactory.

•

Broad Cap Value Income Fund (subadvised by Barrow Hanley). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were at or below the median of its Expense Group/Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2010. The Board also noted that the Fund’s subadvisory fee was above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Fund outperformed the median of its Performance Group, Performance Universe and the Lipper VUF Multi-Cap Value Index for the one- and three-year period and the period since inception. The Board noted that the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Capital Conservation Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were slightly above the medians of its Expense Group/Universe and that its total expenses were slightly above the medians of its Expense Group/Universe. The Board noted that the Fund’s subadvisory fees were above the median of the Subadvisor Expense Universe. The Board also took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was in line with the medians of its Performance Group for the one-, three- and five-year periods and was below the medians of its Expense Universe for such periods. In addition, the Board noted that the Fund underperformed the Lipper VUF A-Rated Corporate Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the Barclays Capital Aggregate Bond Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including changes made to the Fund’s investment strategy beginning October 1, 2008, and concluded that performance is being addressed.

•

Core Equity Fund (subadvised by BlackRock). The Board noted that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s subadvisory fees were in line with the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Board considered that the Fund was at the median of its Performance Group for the one-year period and below the median for the three- and five-year periods. It additionally considered that the Fund underperformed the medians of its Performance Universe and the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. It was noted that BlackRock began managing the Fund in March 2007 and that Fund performance for the three- and five-year periods represented the management of the Fund’s previous Subadvisers. The Board considered that the Fund underperformed the Russell 1000® Index for the one-, three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance and concluded that the underperformance was being addressed.

•

Core Value Fund (subadvised by American Century). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the median of its Expense Group/Universe. The Board noted that the Fund’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund’s performance was in line with the medians of its Performance Group/Universe for the one- and three-year periods and that it trailed the medians for the five-year period. In addition, the Fund was in line with the Lipper VUF Large-Cap Value Index for the one-year period and trailed the Index for the three- and five-year periods. Finally, the Board considered that the Fund outperformed its blended benchmark, the S&P 500® Index (50%) and the Russell 1000® Value Index (50%), for the one-year period but trailed the Index for the three- and five-year periods. The Directors noted the changes made to the Fund’s investment strategy within the past three years and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Foreign Value Fund (subadvised by Templeton Global). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. Furthermore, the Board considered that the Fund’s subadvisory fee was at the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Expense Group/Universe and outperformed the Lipper VUF International Value Index and its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, for the one- and three-year periods. The Board noted management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance was satisfactory.

•

Global Equity Fund (subadvised by Putnam through September 11, 2009; subadvised by BlackRock Financial thereafter). At the August 2009 meeting, the Board approved the engagement of BlackRock Financial to replace Putnam as the Fund’s Subadviser. The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Group/Universe and its total expenses were below the medians of its Expense Group/Universe. The Board considered that the subadvisory fees would not change as a result of the Subadviser change. In addition, the Board considered that the Fund’s subadvisory fees were slightly above the median of its Subadvisor Expense Universe.

The Board considered that the Fund, under the management of Putnam, has underperformed in the short-term, as well as in the one- and three-year periods. The Board considered the performance of a comparable fund of BlackRock Financial whose portfolio managers would be responsible for managing the Fund and noted that the comparable fund had outperformed the Fund, the Fund’s benchmark (the MSCI World Index) and the Morningstar World Stock Category for the one- and three-year periods. The Board also considered analyses of the comparable fund provided by management that reflected a lower risk profile than the Fund.

The Board considered that the Fund trailed the median of its Performance Universe and underperformed the Lipper VUF Global Core Index for the one- and three-year periods. The Board also noted that the Fund had trailed its benchmark, the MSCI World Index, for the one-and three-year periods. The Board noted management’s discussion of the Fund’s performance, its approval of a new Subadviser and concluded that the Fund’s performance is being addressed.

•

Global Real Estate Fund (subadvised by Goldman Sachs and Invesco Aim). The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were above the median of its Subadvisor Expense Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe, the Lipper VUF Real Estate Index and the FTSE EPRA /NAREIT Global Real Estate Composite Index for the one-year period. The Board concluded that the Fund’s performance has been satisfactory.

•

Global Social Awareness Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was in line with the median of its Performance Group for the one- and three-year periods but trailed the median for the five- year period. It also considered that the Fund was at or below the median of its Performance Universe, the Lipper VUF Global Core Index and the MSCI World Index for the one-, three- and five-year periods. The Board noted that the Fund changed its principal investment strategy in October, 2007 and that the Fund’s performance record included its performance prior to such change. The Board also noted management’s discussion of the Fund’s performance since the investment strategy change. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Global Strategy Fund (subadvised by Franklin and Templeton Investment). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and the MSCI AC World Index for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

•

Government Securities Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Fund’s subadvisory fee was above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund outperformed the medians of its Performance Group/Universe for the three- and five-year periods and that it was below the median for the one-year period. In addition, it noted that the Fund outperformed the Lipper VUF General U.S. Government Index for the one-, three- and five-year periods. The Board also considered that the Fund trailed its benchmark, the Barclays Capital U.S. Government Bond Index, for the one- three- and five-year periods. It was additionally noted that a new portfolio manager assumed responsibility for managing the Fund effective March 1, 2007. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Growth & Income Fund (subadvised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were in line with the median of its Expense Group and above the median of its Expense Universe. The Board noted that the Fund’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund was below the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the S&P 500® Index for the one-year period and was in line with the index for the three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund. The Board concluded that the Fund’s performance is being addressed.

•

Growth Fund (subadvised by American Century and American Century Global). The Board considered that management was proposing the reduction of the Fund’s advisory fees such that after the reduction, the Fund’s proposed advisory fees would be above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board considered that management was proposing the reduction of the Fund’s expense limitation from 0.95% to 0.81% such that the Fund’s total expenses would be above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Fund’s subadvisory fees would be above the medians of its Subadvisor Expense Group/Universe after the reduction of the subadvisory fee rates. The Board also took into account management’s discussion of the Fund’s expenses.

The Board noted that the Fund’s performance was in line with the median of its Performance Group/Universe and the Lipper VUF Large-Cap Growth Index for the one- and three-year periods The Board noted that the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period and was in line with the index for the three-year period. The Board considered that the Fund was restructured in December 2007 during which the existing investment management team was replaced with three new investment management teams. The Directors took into account the Fund’s recent improvement in performance and lower management fees and concluded that management was addressing the Fund’s performance.

•

Health Sciences Fund (subadvised by T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Universe and that the Fund’s total expenses were below the median of its Expense Universe. It was noted that the Fund’s subadvisory fees were in slightly above the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance trailed the medians of its Performance Group/Universe and underperformed the Lipper VUF Health/Bio Index and its benchmark, the S&P 500® Healthcare Index, for the one-year period but exceeded the medians of its Performance Group/Universe, outperformed its Lipper Index and its benchmark for the three- and five-year periods. The Directors concluded that the Fund’s performance was satisfactory.

•

Inflation Protected Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Group and that the Fund’s total expenses were slightly above the median of its Expense Group. It was noted that there were only four funds in its Expense Group and only three funds in its Subadvisor Expense Group. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board noted that the Fund was below the medians of its Performance Group/Universe and its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, for the one- and three-year periods. The Board took into account management’s discussion of the Fund’s peer group. The Directors also noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

International Equities Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the median of its Expense Group/Universe and that the Fund’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was in line with the medians of its Performance Group/Universe for the one-, three- and five-year periods. It also considered that the Fund was in line with the Lipper VUF International Core Index for the one- and five-year period but underperformed the Index for the five-year period. In addition, the Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index for the one-, three- and five-year periods. The Directors noted management’s continued monitoring of the Fund, and other plans to address performance, and concluded that the Fund’s performance is being addressed.

•

International Government Bond Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, it was noted that the Fund’s subadvisory fees were below the median of its Subadvisor Expense Universe.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Board considered that the Fund below the median of its Performance Group/Universe for the one- and three-year periods and was above the median for the five-year period. In addition, it was noted that the Fund outperformed the Lipper Global Income Index for the one- and five-year periods but underperformed the index for the three-year period. Finally, the Board noted that the Fund underperformed its blended benchmark for the one-, three- and five-year periods (JP Morgan Emerging Markets Bond Index Plus: 30% and the JP Morgan Government Bond Index Plus: 70%). The Board took into account management’s discussion of the Fund’s performance, including that the Fund’s recent performance versus the benchmark has improved. The Board concluded that the Fund’s performance was satisfactory.

•

International Growth I Fund (subadvised by American Century Global, Invesco Aim and MFS). The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Group and above the median of its Expense Universe. It also considered that the Fund’s total expenses were in line with the medians of its Expense Group/Universe. The Board noted that the Fund’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund was above the median of its Performance Group/Universe for the one- and three-year periods and was in line with the median for the five-year period. It also noted that the Fund outperformed the Lipper VUF International Growth Index for the one-, three- and five-year periods. In addition, the Fund outperformed the Lipper VUF International Growth Index and its benchmark, the MSCI EAFE Index, for the one-, three- and five-year periods. The Directors concluded that the Fund’s performance was satisfactory.

•

Large Cap Core Fund (subadvised by Evergreen). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board also noted that the Fund’s total expenses were below the medians of it Expense Group/Universe. The Board considered that the Fund’s subadvisory fees were in line with the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Fund was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Core Index and its benchmark, the S&P 500® Index, for the one- and three-year periods. The Directors concluded that Fund’s performance was satisfactory.

•

Large Capital Growth Fund (subadvised by SAAMCo and Invesco Aim). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were in line with the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund was above the median of its Performance Group and outperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods. The Board considered that the Fund underperformed its benchmark, the Russell 1000 Growth Index, for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Mid Cap Index Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the median of its Expense Universe and that its total expenses were below the median of its Expense Universe. The Board also noted that the Fund’s subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was in line with the median of its Performance Universe and its benchmark, the S&P 400 MidCap 400 Index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the Lipper VUF Mid Cap Core Index for the one-, three- and five-year periods. The Directors noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance is satisfactory in light of all factors considered.

•

Mid Cap Strategic Growth Fund (subadvised by Brazos Capital and Van Kampen). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were in line with the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund was below the medians of its Performance Group/Universe and the Lipper VUF Mid Cap Growth Index for the one-year period but was in line with the medians of its Performance Group/Universe and the Index for the three-year period. The Board also considered that the Fund underperformed its benchmark, the Russell Midcap® Growth Index, for the one year period and outperformed the benchmark for the three-year period. The Directors noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Money Market I Fund (subadvised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board considered that the Fund’s subadvisory fees were at or below the medians of its Subadvisor Expense Group/Universe. The Board noted the relatively small range among the expense ratios of the funds in the Fund’s peer group. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund’s performance was in line with the median of its Performance Group for the one- and five-year periods was above the median for the three-year period. The Board considered that the Fund outperformed it Performance Universe for the one-year period and was in line with the median for the three- and five-year periods. The Board also noted that the Fund’s performance was in line with the Lipper VUF Money Market Index for the one-, three- and five-year periods. In addition, it was reported that the Fund slightly outperformed its benchmark, the T-Bill 3 Month Index, for the one-, three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and Indices. The Board also considered management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

•

Nasdaq-100® Index Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were slightly above the median of its Expense Group/Universe and that the Fund’s total expenses were in line with or above the median of its Expense Group/Universe. The Board also considered management’s discussion of the Fund’s expenses and of the appropriateness of the peer group chosen for the Fund. The Board noted that the Fund’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that management had proposed a reduction to the Fund’s contractual expense limitation and that the new expense limitation on total expenses would last through September 30, 2010.

The Board considered that the Fund’s performance was above the median of its Performance Universe and that it outperformed the Lipper Large-Cap Growth Index for the one-, three- and five-year periods. The Board noted that the Fund slightly underperformed its benchmark, the Nasdaq-100® Index for the one-, three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board considered management’s discussions of the Fund’s performance, including the peer group in which the Fund was included. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Science & Technology Fund (subadvised by RCM, T. Rowe Price and Wellington Management). The Board considered that the Fund’s actual advisory fees were at or above the medians of its Expense Universe and that the Fund’s total expenses were below the median of its Expense Universe. The Board noted that the Fund’s subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted management’s discussion of the Fund’s expenses.

The Board considered that the Fund was at or below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed the Lipper VUF Science & Technology Index for the one-, three- and five-year periods. Finally, the Board noted that the Fund underperformed its benchmark, the S&P 500 Information Technology Index, for the one-, three- and five year periods. The Board considered management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Small Cap Aggressive Growth Fund (subadvised by Wells Capital). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and in line with the median of its Expense Universe and that the Fund’s total expenses were below the median of its Expense Group/Universe. The Board noted that the Fund’s current subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund was above the median of its Performance Group/Universe, the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods. The Board considered management’s discussion of the Fund’s performance by Wells Capital and concluded that the Fund’s performance has been addressed.

•

Small Cap Fund (subadvised by Bridgeway Capital, Invesco Aim and T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s subadvisory fees were in line with the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe. The Board also noted that management had proposed a reduction to the Fund’s contractual expense limitation and that the new expense limitation on total expenses would last through September 30, 2010.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and outperformed the Lipper VUF Small Cap Core Index and its benchmark, the Russell 2000 Index, for the one-year period and was below the median and underperformed the Lipper Index and its benchmark for the three- and five-year periods. The Board noted the steps management has taken to address the Fund’s performance, including the addition of a new Subadviser in March 2008. The Directors also took into account management’s discussion of the Fund’s performance, as well as further plans to address the Fund’s performance, and concluded that action is being taken with respect to Fund performance.

•

Small Cap Index Fund (subadvised by AIGGIC). The Board considered that the actual advisory fees and total expenses were below the medians of its Expense Group/Universe and that. In addition, the Board noted that the Fund’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was in line with the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Fund’s performance was in line with the Lipper VUF Small Cap Core Index and its benchmark, the Russell 2000 Index, for the one-, three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Special Values Fund (subadvised by Evergreen and Putnam through September 11, 2009; Dreman replaced Putnam effective September 11, 2009). At the August 2009 meeting, the Board approved the engagement of BlackRock Financial to replace Putnam as the Fund’s Subadviser. The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the subadvisory fee payable to Dreman was less than the subadvisory fee payable to Putnam and that, as a result of the Subadviser change, VALIC would retain a larger portion of its advisory fee. The Board also noted, however, that management reported that the additional amount retained by VALIC would be minimal.

The Board considered that the Fund, under the management of Putnam, has underperformed in the short-term, as well as in the one- and three-year periods. The Board considered the performance of a comparable fund of Dreman whose portfolio managers would be responsible for managing a portion of the Fund’s assets and noted that the comparable fund had outperformed the Fund, the Fund’s benchmark (the Russell 2000 Value Index) and the Morningstar Small Value Category for the one- and three-year periods. The Board also considered analyses of the Fund presented by management that reflected that the Fund co-managed by Evergreen and Dreman has a lower risk profile than the Fund when managed by Evergreen and Putnam.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Board noted that the Fund’s performance was below the medians of its Performance Group/Universe and that it underperformed the Lipper VUF Small Cap Value Index and its benchmark, the Russell 2000 Value Index, for the one- and three-year period. The Directors took into account management’s discussion of the Fund’s performance, the Subadviser change, and its plans for the Fund and concluded that performance is being addressed.

•

Small-Mid Growth Fund (subadvised by Evergreen). The Board considered that the Fund’s actual advisory fees were at or above the median of its Expense Group/Universe and that the Fund’s total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Fund’s subadvisory fees were above the median of its Subadvisor Expense Group and below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one-year period but was below the medians and underperformed its Lipper Index and benchmark for the three-year period. The Directors took into account management’s discussion of the Fund’s performance, the changes to the Fund’s investment strategy and portfolio management team managing the Fund made effective March 10, 2008, and its continued monitoring of the Fund and concluded that management is taking appropriate action with respect to the Fund.

•

Stock Index Fund (subadvised by AIGGIC). The Board considered that the Fund’s actual advisory fees were in line with the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was in line with its Performance Group/Universe and the Lipper VUF S&P 500 Index and its benchmark, the S&P 500® Index for the one-, three- and five-year periods. The Board noted that dispersion between the performance of funds in its Performance Group/Universe was relatively small. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and the Indices. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Value Fund (subadvised by Oppenheimer). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were at or below the medians of its Expense Group/Universe. The Board also noted that the Fund’s subadvisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2010.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed the Lipper VUF Multi-Cap Value Index for the one-year period but was above the medians of its Performance Group/Universe and outperformed its Index for the three- and five-year periods. It was additionally noted that the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s more recent performance. The Board concluded that the Fund’s performance overall was satisfactory.

The Board concluded that the advisory fee and subadvisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that VC I also pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets).

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as Subadviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Directors noted that the fees under the Subadvisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Subadvisers, the Board also relied on the ability of VALIC to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Subadvisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Subadvisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and subadvisory fee rates payable to VALIC and each of the Subadvisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure, including with respect to those Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that it the Funds’ assets increase overtime, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds are not a material factor to the approval of the Subadvisory Agreements, although it was noted that most of the Funds have breakpoints at the subadvisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Subadvisers and noted that VALIC would compensate the Subadvisers out of the advisory fees it receives from the Funds. The Board noted that the Subadvisory Agreements provide that each Subadviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein.

The Board reviewed the terms of the WMC Subadvisory Agreement, the BlackRock Subadvisory Agreement, and the Dreman Subadvisory Agreement, including the duties and responsibilities undertaken by Wellington Management, BlackRock Financial and Dreman, respectively. It also noted that each of these Subadvisory Agreements were generally the same in all material respects as the previous Subadvisory Agreements with respect to each Fund, except for the name of the Subadviser, the term of the agreements and the subadvisory fee rate.

The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Subadvisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Subadviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Approval of Advisory Contracts – October 2009; Approval of Advisory Agreements and Investment Subadvisory Agreements with respect to Funds Managed by PineBridge Investments, LLC

PineBridge Investments, LLC (“PineBridge”), formerly known as AIG Global Investment Corp. (“AIGGIC”), serves as a subadviser to the Asset Allocation Fund, Aggressive Growth Lifestyle Fund, Capital Conservation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund and the Strategic Bond Fund (each, together with the Mid Cap Strategic Growth Fund, a “PineBridge Fund” and together, the “PineBridge Funds”) pursuant to subadvisory agreements between VALIC and PineBridge (the “Current PineBridge Subadvisory Agreements”).

Brazos serves as a subadviser to the Mid Cap Strategic Growth Fund pursuant to a subadvisory agreement between VALIC and Brazos (the “Current Brazos Subadvisory Agreement” and together with the Current PineBridge Subadvisory Agreements, each a “Current PineBridge/Brazos Subadvisory Agreement” and together the “Current PineBridge/Brazos Subadvisory Agreements”).

On September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of AIG Investments, including its interests in AIGGIC and Brazos, to Bridge Partners, L.P. (“Bridge”), a partnership formed by Pacific Century Group (“PCG”), an Asia-based private investment group (the “Transaction”). In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge, a Delaware limited liability company, on December 31, 2009. PineBridge, as successor to AIGGIC, remains a registered investment adviser pursuant to the Investment Advisers Act of 1940. Upon the closing of the Transaction, PineBridge will become an indirect, wholly-owned subsidiary of Bridge and Brazos will have its advisory functions consolidated with PineBridge.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Transaction is expected to close in the first quarter of 2010, and is subject to the receipt of various regulatory approvals and consents and the satisfaction of other conditions to closing. The closing of the Transaction will result in an “assignment” of the existing Current PineBridge/Brazos Subadvisory Agreements which, under the terms of the agreements and as required by law, will result in the automatic termination of each Current PineBridge/Brazos Subadvisory Agreement.

At an in-person meeting of the Board held on October 26-27, 2009, the Boards of Directors/Trustees (the “Board”) of VALIC Company I (“VC I”) and VALIC Company II (“VC II”), including the Directors/Trustees that are not interested persons of VC I/VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors/Trustees”), approved interim investment subadvisory agreements between VALIC and PineBridge Investments, LLC (“PineBridge”) (the “Interim PineBridge Subadvisory Agreements”) with respect to the PineBridge Funds. In addition, the Board, including a majority of the Independent Directors/Trustees approved new investment subadvisory agreements between VALIC and PineBridge that would become effective.

At an in-person meeting on October 26-27, 2009, the Board approved new subadvisory agreements between VALIC and PineBridge, with respect to the PineBridge Funds (each, a “New PineBridge Subadvisory Agreement” and together, the “New PineBridge Subadvisory Agreements”). These agreements are subject to approval by each PineBridge Fund’s respective shareholders, which will be voted upon at a special meeting to be held on or about March 26, 2009 (“Special Meeting”).

To ensure uninterrupted subadvisory services during the period prior to the Special Meeting, the Board also approved, at the October 26-27, 2009 meeting, interim subadvisory agreements between VALIC and PineBridge, with respect to the PineBridge Funds (each, an “Interim PineBridge Subadvisory Agreement” and together, the “Interim PineBridge Subadvisory Agreements”). The Interim PineBridge Subadvisory Agreements were approved by the Board pursuant to Rule 15a-4 under the 1940 Act. The Interim PineBridge Subadvisory Agreements will go into effect upon the closing of the Transaction and will remain in effect, with respect to each PineBridge Fund, for 150 days or until the shareholders of such Fund approve their respective New PineBridge Subadvisory Agreement, whichever is earlier.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and VALIC, PineBridge and Brazos provided, materials related to certain factors the Board considered in determining whether to approve each PineBridge Subadvisory Agreement. These materials included: (a) information concerning the Transaction; (b) information relating to the nature, extent and quality of services to be provided by PineBridge, including a discussion of the key personnel of PineBridge; (c) the investment performance of the PineBridge Funds compared to performance of comparable funds as selected by Lipper Inc. (“Lipper”), an independent third-party provider of investment company data (“Performance Group/Universe”), and against each Fund’s benchmarks; as well as performance information of funds and accounts managed by PineBridge with investment objectives similar to certain of the PineBridge Funds, as applicable; (d) fee and expense information of the PineBridge Funds, including the advisory fee and subadvisory fees charged in connection with VALIC’s and PineBridge’s management of the PineBridge Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected by Lipper; (e) information provided by PineBridge on fees and expenses of funds with similar investment objectives as certain of the PineBridge Funds; (f) the costs of services and the benefits potentially to be derived by PineBridge and its affiliates, including a discussion of any indirect benefits to PineBridge; (g) information regarding PineBridge’s compliance policies and procedures and its compliance and regulatory history; (h) a summary of brokerage and soft dollar practices; and (i) the terms of the PineBridge Subadvisory Agreements.

PCG and PineBridge representatives attended the meeting and confirmed that the personnel responsible for managing the day-to-day investments of the PineBridge Funds were not expected to change in the foreseeable future as a result of the Transaction and that the Transaction would not have a material effect on PineBridge’s ability to continue to manage the PineBridge Funds. In addition, the PCG representatives discussed PCG’s commitment to providing resources and support to PineBridge. In considering approval of the PineBridge Subadvisory Agreements, the Board also took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of the Current PineBridge/Brazos Subadvisory Agreements in August 2009. That approval, on which the Board voted at an in-person meeting held on August 3-4, 2009, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of PineBridge’s and Brazos’s personnel, as the case may be, the PineBridge Funds’ performance and expenses, and the compliance program of PineBridge and Brazos.

The Independent Directors/Trustees were separately represented by counsel that is independent of VALIC and its affiliates in connection with their consideration of approval of the PineBridge Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Directors/Trustees in executive sessions during which such independent counsel provided guidance to the Independent Directors/Trustees.

In determining whether to approve each PineBridge Subadvisory Agreement, the Board, including the Independent Directors/Trustees, considered, among other factors, the following:

Nature, Extent and Quality of Services Provided by PineBridge. The Board, including the Independent Directors/Trustees, considered the nature, extent and quality of services to be provided to the PineBridge Funds by PineBridge. The Board reviewed information provided by PineBridge relating to its operations and personnel. The Board noted that PineBridge’s management of the PineBridge Funds is subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the PineBridge Funds’ prospectuses and statements of additional information. The Board considered information provided to it regarding the services to be provided by PineBridge, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a PineBridge Fund, subject to oversight and review by VALIC. The Board also noted that PineBridge (i) would provide VALIC with records concerning its activities, which VALIC or the PineBridge Funds are required to maintain; and (ii) would render regular reports to VALIC and to officers and Directors/Trustees of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed PineBridge’s history and investment experience as well as information regarding the qualifications, background and responsibilities of PineBridge investment and compliance personnel who provide services to the PineBridge Funds. The Board also reviewed PineBridge’s brokerage and soft dollar practices. The Board took into account its familiarity with PineBridge, as successor to AIGGIC, and Brazos, and each subadviser’s operations through its service as subadviser to the PineBridge Funds over the years. The Board also considered information relating to the Transaction and representations from PCG, the proposed ultimate parent company of PineBridge, that PCG is committed to PineBridge as a long term investment and would devote sufficient resources to PineBridge. The Board also considered the financial condition of PineBridge, its current parent and its proposed parent, PCG. The Board also reviewed financial information and other reports from PineBridge and considered whether PineBridge would have the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including PineBridge, for the year ended December 31, 2008. The Board also received pro forma financial information for Bridge.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

The Board also took into account discussions with management indicating that the services to be provided by PineBridge would in all material respects be identical to the services that PineBridge and Brazos, as applicable, are currently providing to the PineBridge Funds. In addition, the Board reviewed PineBridge’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered the resources PineBridge was expected to have under its new ownership structure. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the PineBridge Funds and considered that the key investment personnel at PineBridge or Brazos, as applicable, that were responsible for managing each Fund would continue to manage the Fund as portfolio managers at PineBridge. The Board also considered that certain other key personnel of PineBridge and Brazos would continue with PineBridge and that PCG anticipated providing resources and support while allowing PineBridge to manage and direct its own day-to-day operations.

The Board also reviewed PineBridge’s compliance program and personnel. The Board took into account that such compliance policies and procedures were expected to continue following the close of the Transaction. It also considered PineBridge’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on PineBridge’s ability to continue to provide services to the PineBridge Funds.

The Board concluded that the nature, extent and quality of the advisory services to be provided by PineBridge under the PineBridge Subadvisory Agreements were expected to be satisfactory and that there was a reasonable basis on which to conclude that PineBridge would continue to provide a high quality of investment services to the PineBridge Funds.

Investment Performance. The Board, including the Independent Directors/Trustees, considered the investment performance of PineBridge and Brazos. In connection with its review, the Board received information prepared by PineBridge regarding the performance information of two retail funds subadvised by PineBridge whose investment objectives are similar to those of the International Small Cap Equity Fund and the Strategic Bond Fund, respectively. The Board noted that the performance of these comparable funds was similar to the performance of the International Small Cap Equity Fund and the Strategic Bond Fund, with the exception of the three-year period ended September 30, 2009, where the performance of the comparable fund to the International Small Cap Equity Fund outperformed the PineBridge Fund. The Board took into account management’s discussion of the reasons for such difference in performance for that period. The Board did not review comparisons of performance information for the remaining PineBridge Funds as PineBridge and Brazos reported that they did not act as the subadviser to any other registered investment companies or other accounts with investment objectives similar to that of the remaining PineBridge Funds. The Board also reviewed certain composite performance information relating to PineBridge’s institutional small-cap equity mandates.

The Board also reviewed Lipper reports that compare the PineBridge Funds’ investment performance to their respective Lipper benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of the Current PineBridge/Brazos Subadvisory Agreements at the August 3-4, 2009 in-person meeting of the Board. The Board also considered information comparing each PineBridge Fund’s performance to that of its respective benchmark. It was noted that that performance information provided by Lipper was for the period ended April 30, 2009 and that benchmark information presented by management was through the period ended August 31, 2009. The Board also considered quarterly performance updates and analyses provided by management.

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Aggressive Growth Lifestyle Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe and that it underperformed the Lipper VUF Global Core Index for the one- and three-year periods but was above the median and outperformed the Lipper Index for the five-year period. The Board also noted that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the effect of the peer universe chosen for comparison on the Fund’s rankings. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Asset Allocation Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods, and outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for such periods. The Board also noted that the Fund outperformed its custom blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance has been satisfactory.

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Capital Conservation Fund. The Board considered that the Fund’s performance was in line with the median of its Performance Group for the one-, three- and five-year periods and was below the median of its Performance Universe for such periods. In addition, the Board noted that the Fund underperformed the Lipper VUF A-Rated Corporate Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including changes made to the Fund’s investment strategy beginning October 1, 2008, and concluded that performance is being addressed.

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Conservative Growth Lifestyle Fund. The Board considered that the Fund’s performance was in line with or above the medians of its Performance Group/Universe and outperformed the Lipper VUF Mixed Asset Target Allocation Conservative Index for the one- and five-year periods and trailed the medians of its Performance Group/Universe and underperformed the Lipper Index for the three-year period. The Board noted that the Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Core Bond Fund. The Board considered that the Fund’s performance was at the median of its Performance Group for the three- and five-year periods and was below the median for the one-year period. The Board considered that the Fund was below the median of its Performance Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed the Lipper VUF Corporate A-Rated Bond Index and its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, recent changes to the Fund’s investment strategy and its continued monitoring of the Fund and concluded that management is taking appropriate action with respect to the Fund.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

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Global Social Awareness Fund. The Board considered that the Fund’s performance was in line with the median of its Performance Group for the one- and three-year periods but trailed the median for the five- year period. It also considered that the Fund was at or below the median of its Performance Universe, the Lipper VUF Global Core Index for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board noted that the Fund changed its principal investment strategy in October, 2007 and that the Fund’s performance record included its performance prior to such change. The Board also noted management’s discussion of the Fund’s performance since the investment strategy change. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Inflation Protected Fund. The Board noted that the Fund’s performance was below the medians of its Performance Group/Universe and its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, for the one- and three-year periods. The Board took into account management’s discussion of the Fund’s peer group. The Board also noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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International Equities Fund. The Board considered that the Fund’s performance was in line with the medians of its Performance Group/Universe for the one-, three- and five-year periods. It also considered that the Fund was in line with the Lipper VUF International Core Index for the one- and five-year period but underperformed the Index for the three-year period. In addition, the Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index for the one-, three- and five-year periods. The Board noted management’s continued monitoring of the Fund, and other plans to address performance, and concluded that the Fund’s performance is being addressed.

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International Government Bond Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one- and three-year periods and was above the medians for the five-year period. In addition, it was noted that the Fund outperformed the Lipper Global Income Index for the one- and five-year periods but underperformed the index for the three-year period. Finally, the Board noted that the Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund’s recent performance versus the benchmark has improved. The Board concluded that the Fund’s performance was satisfactory.

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International Small Cap Equity Fund. The Board considered that the Fund’s performance was at or above the medians of its Performance Group/Universe and the Lipper VUF International Core Index for the one- and five-year periods but that it was below the median and that it underperformed the Lipper Index for the three-year period. The Board took into consideration management’s discussion of the Fund’s performance, including that Lipper’s comparative Index focused on international multi-cap growth funds and not on international small-cap core funds. Management further noted that the Fund underperformed its benchmark for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Mid Cap Strategic Growth Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and the Lipper VUF Mid Cap Growth Index for the one-year period but was in line with the medians of its Performance Group/Universe and the Index for the three-year period. The Board also considered that the Fund outperformed the benchmark for the one- and three-year periods. The Board noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Moderate Growth Lifestyle Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one- and three-year periods and was above the medians for the five-year period. The Board also considered that the Fund outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for the one-, three-, and five-year periods. In addition, the Board noted that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including with respect to its peer group. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Strategic Bond Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group/ Universe and the Lipper VUF General Bond Index for the one- and three-year periods, and was at or above the medians for the five-year period. In addition, the Board considered that the Fund underperformed its benchmark for the one- and three-year periods and outperformed the benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including with respect to the Fund’s performance over the longer term. The Board noted that management was closely monitoring the Fund. The Board concluded that the Fund’s overall performance was satisfactory and that the Fund’s shorter term performance was being addressed.

Consideration of the Subadvisory Fees and of the Cost of the Services and Profits to be Realized by PineBridge and its Affiliates from the Relationship with the Funds. The Board, including the Independent Directors/Trustees, received and reviewed information regarding the fees to be paid by VALIC to PineBridge pursuant to the PineBridge Subadvisory Agreements. The Board noted that the proposed subadvisory fees to be paid under the PineBridge Subadvisory Agreements to PineBridge are identical to or lower than the subadvisory fees paid to PineBridge or Brazos, as applicable, under the Current PineBridge/Brazos Subadvisory Agreements. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the PineBridge Funds and is not paid by the PineBridge Funds. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the PineBridge Funds.

To assist in analyzing the reasonableness of the subadvisory fees under the PineBridge Subadvisory Agreements, which are identical to or lower than the subadvisory fees of the Current PineBridge/Brazos Subadvisory Agreements, the Board reviewed the Lipper report referenced above, as well as other information provided at the August 3-4, 2009 Board meeting in connection with the annual renewal of the PineBridge Funds’ Current PineBridge/Brazos Subadvisory Agreements. The Lipper report included, among other data, information provided by Lipper regarding each PineBridge Fund’s advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvised Expense Group/Universe, where applicable. In considering such information, the Board considered that subadvisory fees may vary widely within the Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. In addition, the Board took into account the fees PineBridge charged to other funds with similar investment strategies as certain of the PineBridge Funds, as applicable, as well as certain comparable composite accounts, and considered these fee comparisons in light of the differences in managing the different types of accounts. The Board also considered the amount of subadvisory fees paid out by VALIC and the amount of the advisory fees that it retained. In addition, the Board noted that the management

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

fees to be paid by the PineBridge Funds would not be changing, except that with respect to those PineBridge Funds for which subadvisory fees were being reduced through the implementation of breakpoints under the PineBridge Subadvisory Agreements, a corresponding reduction in the advisory fees payable by the PineBridge Funds to VALIC would be implemented.

The Board concluded that the proposed subadvisory fee for each PineBridge Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board was provided information related to the cost of services and profits to be realized by PineBridge and its affiliates in connection with the PineBridge Subadvisory Agreements. The Board further considered whether there were any collateral or “fall-out” benefits that PineBridge and its affiliates may derive as a result of their relationship with the PineBridge Funds. The Board noted that PineBridge believes that any such benefits would be de minimis and would not impact the reasonableness of the subadvisory fees.

Because the subadvisory fees would not be changing, or would be less than, the subadvisory fees under the Current PineBridge/Brazos Agreements and because the subadvisory fees paid pursuant to the PineBridge Subadvisory Agreements would be paid by VALIC out of the advisory fees that VALIC receives from the PineBridge Funds under the Advisory Agreements, the profitability to PineBridge from its relationship with the PineBridge Funds was not a material factor in the Board’s deliberations.

Economies of Scale. For similar reasons as stated above with respect to PineBridge’s profitability, the potential for economies of scale in PineBridge’s management of the PineBridge Funds was a less relevant factor in the Board’s approval of the PineBridge Subadvisory Agreements, although it was noted that most of the PineBridge Funds will have breakpoints at the subadvisory fee level. In addition, the Board noted that with respect to those PineBridge Funds for which subadvisory fees were being reduced through the implementation of breakpoints under the PineBridge Subadvisory Agreements, a corresponding reduction in the advisory fees payable by the PineBridge Funds to VALIC would be implemented.

Terms of the PineBridge Subadvisory Agreements. The Board reviewed the terms of the PineBridge Subadvisory Agreements, including the duties and responsibilities to be undertaken by PineBridge. It was noted that the terms of the New PineBridge Subadvisory Agreements are substantially similar to the terms of the Current PineBridge/Brazos Subadvisory Agreements except for (a) the effective dates and termination dates, (b) the language pertaining to the indemnification of VALIC by PineBridge, (c) the addition of certain provisions in the PineBridge Subadvisory Agreements to clarify the obligations of PineBridge and (d) the addition of breakpoints to the subadvisory fee for certain of the Funds. The Board considered the initial term of the Interim PineBridge Subadvisory Agreements and noted that the agreements would continue for a period of 150 days or until the shareholders of each of the PineBridge Funds listed therein approve their respective New PineBridge Subadvisory Agreement, whichever is longer. The Board concluded that the terms of each of the PineBridge Subadvisory Agreements were reasonable.

Conclusion. In reaching its decision to approve the PineBridge Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director/Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including the Independent Directors/Trustees, concluded that PineBridge possesses the capability and resources to perform the duties required of it under the PineBridge Subadvisory Agreements. Further, based upon its review of the PineBridge Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors/Trustees, concluded that the terms of the PineBridge Subadvisory Agreements are fair and reasonable and that it was in the best interests of each of the Funds and its respective shareholders to approve the PineBridge Subadvisory Agreements. Accordingly, the Board, including the Independent Directors/Trustees, unanimously approved, and recommends that shareholders of the PineBridge Funds approve the New PineBridge Subadvisory Agreement for their respective PineBridge Funds.

Approval of Advisory Contracts – October 2009; Approval of Advisory Agreement and Investment Subadvisory Agreements between VALIC and SunAmerica Asset Management Corp., with respect to the Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund and the Socially Responsible Fund

PineBridge Investments, LLC (“PineBridge”), through its predecessor AIG Global Investment Corp. (“AIGGIC”), served as a subadviser to the Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund and the Socially Responsible Fund (each, a “SunAmerica Sub-Advised Fund” and together, the “SunAmerica Sub-Advised Funds”) pursuant to subadvisory agreements between VALIC and PineBridge (each, a “Prior PineBridge Subadvisory Agreement” and together, the “Prior PineBridge Subadvisory Agreements”).

At the October 26-27, 2009 meeting, the Boards of Directors/Trustees (the “Board”) of VALIC Company I (“VC I”) and VALIC Company II (“VC II”), including the Directors/Trustees that are not interested persons of VC I/VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors/Trustees”) determined to terminate the Prior PineBridge Subadvisory Agreements effective as of the close of business on November 30, 2009. The Board approved new subadvisory agreements with respect to the SunAmerica Sub-Advised Funds between VALIC and SunAmerica Asset Management Corp. (“SunAmerica”), a Delaware corporation and a registered investment adviser pursuant to the Investment Advisers Act of 1940, as amended (each, a “New SunAmerica Subadvisory Agreement” and together, the “New SunAmerica Subadvisory Agreements”). These agreements are subject to approval by each SunAmerica Sub-Advised Fund’s respective shareholders, which will be voted upon at a special meeting to be held on or about March 26, 2009 (“Special Meeting”).

To ensure uninterrupted subadvisory services during the period prior to the Special Meeting, the Board also approved, at the October 26-27, 2009 meeting, interim subadvisory agreements between VALIC and SunAmerica, with respect to the SunAmerica Sub-Advised Funds (each, an “Interim SunAmerica Subadvisory Agreement” and together, the “Interim SunAmerica Subadvisory Agreements”). The Interim SunAmerica Subadvisory Agreements were approved by the Board pursuant to Rule 15a-4 under the 1940 Act. The Interim SunAmerica Subadvisory Agreements went into effect on December 1, 2009 and will remain in effect, with respect to each SunAmerica Sub-Advised Fund, until April 29, 2010 or until the shareholders of such Fund approve their respective New SunAmerica Subadvisory Agreement, whichever is earlier.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

Discussion of Factors. In accordance with Section 15(c) of the 1940 Act, the Board requested and VALIC and SunAmerica provided, materials related to certain factors the Board considered in determining to approve each SunAmerica Subadvisory Agreement. Those materials included: (a) information relating to the nature, extent and quality of services to be provided by SunAmerica, including a discussion of the key personnel of SunAmerica; (b) the investment performance of the SunAmerica Sub-Advised Funds compared to performance of comparable funds as selected by Lipper, an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (c) fee and expense information of the SunAmerica Sub-Advised Funds, including the advisory fee and subadvisory fees charged in connection with VALIC’s and SunAmerica’s management of the SunAmerica Sub-Advised Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected by Lipper; (d) information provided by SunAmerica on fees and expenses of funds with similar investment objectives as certain of the SunAmerica Sub-Advised Fund; (e) the costs of services and the benefits potentially to be derived by SunAmerica and its affiliates, including a discussion of any indirect benefits to SunAmerica; (f) whether the Funds will benefit from possible economies of scale from engaging SunAmerica; (g) information regarding SunAmerica’s compliance policies and procedures and its compliance and regulatory history; (h) a summary of brokerage and soft dollar practices; and (i) the terms of the SunAmerica Subadvisory Agreements.

SunAmerica representatives also attended the meeting and discussed the services to be provided under the SunAmerica Subadvisory Agreements. In considering approval of the SunAmerica Subadvisory Agreements, the Board also took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of SunAmerica as subadviser to other VC I and VC II funds. That approval, on which the Board voted at an in-person meeting held on August 3-4, 2009, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of SunAmerica’s personnel, and SunAmerica’s compliance program.

The Independent Directors/Trustees were separately represented by counsel that is independent of VALIC and its affiliates in connection with their consideration of approval of the SunAmerica Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors/Trustees.

In determining whether to approve each SunAmerica Subadvisory Agreement, the Board, including the Independent Directors/Trustees, considered, among other factors, the following:

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided to the SunAmerica Sub-Advised Funds by SunAmerica. The Board reviewed information provided by SunAmerica relating to its operations and personnel. The Board noted that SunAmerica’s management of the Funds is subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the SunAmerica Sub-Advised Funds’ prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by SunAmerica, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a SunAmerica Sub-Advised Fund, subject to oversight and review by VALIC. The Board also noted that SunAmerica (i) would provide VALIC with records concerning its activities, which VALIC or the SunAmerica Sub-Advised Funds are required to maintain; and (ii) would render regular reports to VALIC and to officers and directors of the SunAmerica Sub-Advised Funds concerning its discharge of the foregoing responsibilities. The Board reviewed SunAmerica’s history and investment experience as well as information regarding the qualifications, background and responsibilities of SunAmerica investment and compliance personnel who would provide services to the SunAmerica Sub-Advised Funds. The Board also reviewed SunAmerica’s brokerage practices. The Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to the SunAmerica Sub-Advised Funds and the rest of the VC I and VC II funds and as subadviser to certain other VC I and VC II funds over the years. The Board also considered SunAmerica’s relationship with its affiliates, including VALIC, as well as any potential conflicts of interest. The Board also took into account the financial condition of SunAmerica and its affiliates and considered whether SunAmerica would have the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including SunAmerica, for the year ended December 31, 2008.

The Board considered that the SunAmerica portfolio manager who served as the team coordinator for the Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and the Stock Index Fund, pursuant to the Prior PineBridge Subadvisory Agreements, would continue to serve as portfolio manager of such Funds under the Interim SunAmerica Subadvisory Agreements, and also under the New SunAmerica Subadvisory Agreements if the New SunAmerica Subadvisory Agreements are approved by shareholders. In addition, the SunAmerica portfolio manager who would serve as the team coordinator for the Socially Responsible Fund formerly provided equity derivative and passive trading support to PineBridge’s traditional and enhanced equity products, including the Socially Responsible Fund.

The Board also reviewed SunAmerica’s compliance program and personnel. It also considered SunAmerica’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that would have a material adverse effect on SunAmerica’s ability to provide services to the Funds.

The Board concluded that the nature, extent and quality of the advisory services to be provided by SunAmerica were expected to be satisfactory and that there was a reasonable basis on which to conclude that SunAmerica would provide a high quality of investment services to the Funds.

Investment Performance. The Board received and reviewed information prepared by management and by Lipper regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes.

The Board also reviewed Lipper reports that compared the Index Funds’ and Socially Responsible Fund’s investment performance with their respective benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of the advisory contracts at the August 3-4, 2009 in-person meeting of the Board. The Board also considered quarterly performance updates and analyses provided by management. The Board also considered information comparing each SunAmerica Sub-Advised Fund’s performance to that of its respective benchmark. It was noted that that performance information provided by Lipper was for the period ended April 30, 2009 and that benchmark information presented by management was through the period ended August 31, 2009.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

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Mid Cap Index Fund. The Board considered that the Fund’s performance was in line with the median of its Performance Universe and its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the Lipper VUF Mid Cap Core Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance is satisfactory in light of all factors considered.

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Nasdaq-100® Index Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and that it outperformed the Lipper Large-Cap Growth Index for the one-, three- and five-year periods. The Board noted that the Fund slightly underperformed its benchmark, the Nasdaq-100® Index for the one- year period and slightly outperformed the benchmark for the three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board considered management’s discussions of the Fund’s performance, including the peer group in which the Fund was included. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Small Cap Index Fund. The Board considered that the Fund’s performance was in line with the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Fund’s performance was in line with the Lipper VUF Small Cap Core Index and its benchmark for the one-, three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Socially Responsible Fund. The Board noted that the Fund’s performance was below the medians of its Performance Group/Universe for the one- and five-year periods and was above the medians for the three-year period. The Board also noted that the Fund underperformed for Lipper VUF Large Cap Core Index the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed the benchmark for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board took into consideration management’s discussion of its peer group and index noting the social criteria to which the Fund must adhere and concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Stock Index Fund. The Board considered that the Fund’s performance was in line with its Performance Group/Universe and the Lipper VUF S&P 500 Index and its benchmark for the one-, three- and five-year periods. The Board noted that dispersion between the performance of funds in its Performance Group/Universe was relatively small. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and the Indices. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Consideration of the Subadvisory Fees and of the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Funds. The Board, including the Independent Directors/Trustees, received and reviewed information regarding the fees to be paid by VALIC to SunAmerica pursuant to the SunAmerica Subadvisory Agreements. The Board noted that the proposed subadvisory fees to be paid under the SunAmerica Subadvisory Agreements to SunAmerica are identical to or lower than the subadvisory fees paid to PineBridge under the Prior PineBridge Subadvisory Agreements. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the SunAmerica Sub-Advised Funds and is not paid by the SunAmerica Sub-Advised Funds. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain Funds.

To assist in analyzing the reasonableness of the subadvisory fees under the SunAmerica Subadvisory Agreements, which are identical to or lower than the subadvisory fees of the Prior PineBridge Subadvisory Agreements, the Board reviewed the Lipper report referenced above, as well as other information provided at the August 3-4, 2009 Board meeting in connection with the annual renewal of the SunAmerica Sub-Advised Funds’ Prior PineBridge Subadvisory Agreements. The Lipper report included, among other data, information provided by Lipper regarding each SunAmerica Sub-Advised Fund’s advisory and subadvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvised Expense Group/Universe, where applicable. In considering such information, the Board considered that subadvisory fees may vary widely within the Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board considered that the proposed subadvisory fee rate payable to SunAmerica is identical to the subadvisory fee rate payable to PineBridge with respect to the Mid Cap Index, Small Cap Index and Stock Index Fund. The Board considered that the proposed subadvisory fee rates with respect to the Nasdaq-100® Index Fund and Socially Responsible Fund included breakpoints whereas the subadvisory fee rates payable to PineBridge did not include breakpoints, thereby lowering the effective subadvisory fee rates at higher asset levels. The Board also considered the amount of subadvisory fees paid out by VALIC and the amount of the advisory fees that it retained. The Board also considered that VALIC had agreed to implement breakpoints to the advisory fee rate with respect to the Nasdaq-100® Index Fund and Socially Responsible Fund, which breakpoints were at the same asset levels as the subadvisory fee rates. The Board considered that VALIC would not retain any more or any less of its advisory fee upon the effectiveness of the fee changes. In addition, the Board considered that while VALIC would not retain any more of its advisory fee as a result of SunAmerica serving as a subadviser, VALIC and SunAmerica, as affiliated entities, would earn more than the amount that VALIC would retain if PineBridge served as subadviser, since PineBridge in the future may not be an affiliated entity of VALIC.

The Board concluded that the proposed subadvisory fee for each SunAmerica Sub-Advised Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board was provided information related to the cost of services and profits realized by SunAmerica and its affiliates in connection with the SunAmerica Subadvisory Agreements. The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the SunAmerica Sub-Advised Funds. The Board considered the costs that are borne by the SunAmerica Sub-Advised Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund. It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC would pay SunAmerica. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) – (continued)

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also considered VALIC’s profitability on each Fund. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as subadviser to certain other funds in VC I and VC II. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

Because the subadvisory fees would not be changing, or would be less than, the subadvisory fees under the Prior PineBridge Agreements and because the subadvisory fees paid pursuant to the SunAmerica Subadvisory Agreements would be paid by VALIC out of the advisory fees that VALIC receives from the SunAmerica Sub-Advised Funds under the Advisory Agreements, the profitability to SunAmerica from its relationship with the SunAmerica Sub-Advised Funds was not a material factor in the Board’s deliberations.

Economies of Scale. The Board noted that the advisory fee rate and subadvisory fee rates payable to VALIC and SunAmerica with respect to each Fund contains breakpoints, which allows the Funds to participate in any economies of scale. The Board took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure noting that prior to the engagement of SunAmerica, all Funds had breakpoints (which would continue under the SunAmerica Subadvisory Agreements) with the exception of the Nasdaq-100® Index Fund and Socially Responsible Fund, and that breakpoints were also being added for these two Funds under the SunAmerica Subadvisory Agreements. In addition, the Board noted the corresponding reduction in the advisory fees payable by the SunAmerica Sub-Advised Funds to VALIC with respect to these two Funds.

For similar reasons as stated above with respect to SunAmerica’s profitability, the Board concluded that the potential for economies of scale in SunAmerica’s management of the Funds was a less relevant factor in the approval of the SunAmerica Subadvisory Agreements, although it was noted that all of the Funds have breakpoints at the advisory and subadvisory fee levels.

Terms of the SunAmerica Subadvisory Agreements. The Board reviewed the terms of the SunAmerica Subadvisory Agreements, including the duties and responsibilities to be undertaken by SunAmerica. The Board also reviewed the terms of payment for services rendered by SunAmerica and noted that VALIC would compensate SunAmerica out of the advisory fees it receives from the Funds. The Board noted that the SunAmerica Subadvisory Agreements provide that SunAmerica will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. It was noted that the terms of the New SunAmerica Subadvisory Agreements are substantially similar to the terms of the Prior PineBridge Subadvisory Agreements, except for (a) the effective dates and termination dates, (b) the addition of breakpoints for the Nasdaq-100® Index Fund and Socially Responsible Fund, (c) the language pertaining to the indemnification of VALIC by SunAmerica and (d) the addition of certain provisions regarding the obligations of SunAmerica. The Board considered the initial term of the Interim SunAmerica Subadvisory Agreement and noted that the Agreements would continue for a period of 150 days or until the shareholders of the each of the Funds listed therein approve such Agreements, whichever is longer. The Board concluded that the terms of each of the SunAmerica Subadvisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the SunAmerica Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director/Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and as part of their deliberations, the Board, including the Independent Directors/Trustees, concluded that SunAmerica possesses the capability and resources to perform the duties required of it under the SunAmerica Subadvisory Agreements.

Further, based upon its review of the SunAmerica Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors/Trustees, concluded that the terms of the SunAmerica Subadvisory Agreements are reasonable and fair and that it was in the best interests of each of the Funds and its respective shareholders to approve the SunAmerica Subadvisory Agreements. Accordingly, the Board, including the Independent Directors/Trustees, unanimously approved, and recommends that shareholders of the SunAmerica Sub-Advised Funds approve the New SunAmerica Subadvisory Agreement for their respective SunAmerica Sub-Advised Fund(s).

VALIC Company I

SUPPLEMENT TO PROSPECTUS

Supplement to Prospectus dated October 1, 2009

Small Mid-Growth Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – Evergreen Investment Management Company, LLC,” the disclosure with respect to Kenneth J. Doerr is deleted in its entirety effective immediately. Robert Junkin, CPA, Lori S. Evans, CFA and Julian J. Johnson will continue as the portfolio management team for the Fund.

Date: November 5, 2009

Supplement to the Prospectus dated October 1, 2009

In the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Aim Capital Management, Inc.,” the disclosure with respect to Invesco Aim Capital Management, Inc. (“Invesco Aim”) is amended effective December 31, 2009 to add the following:

On December 31, 2009, Invesco Ltd. merged the businesses of five retail and institutional investment advisers into one entity. As a result, Invesco Aim merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc. (“Invesco”). Invesco will serve as the sub-adviser of the Global Real Estate Fund, International Growth I Fund, Large Capital Growth I Fund and Small Cap Fund (the “Funds”) and will provide substantially the same services as was provided by Invesco Aim. As a result of the merger, Invesco, which previously served as the sub-sub-adviser of a portion of the assets of the Global Real Estate Fund, is now a sub-adviser for the Fund. The portfolio management teams for all Funds remain the same. Additional information regarding the merger is available at Invesco’s website at http://www.invescoaim.com.

All references to Invesco Aim in the Prospectus are amended to reflect “Invesco Advisers, Inc.”

Global Real Estate Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Aim Capital Management, Inc.,” effective December 4, 2009, Darin Turner, Portfolio Manager, was added as a portfolio manager of the Fund’s domestic real estate securities. Mr. Turner has been associated with Invesco and or its affiliates since 2005. Prior to 2005, Mr. Turner was a financial analyst in the corporate finance group of ORIX Capital Markets. Joe Rodriguez, Mark Blackburn, Paul Curbo, James Trowbridge and Ping-Ying Wang continue to serve as portfolio managers of the Fund.

Date: December 9, 2009

Supplement to the Prospectus dated October 1, 2009

General. Effective January 1, 2010, all references in the Prospectus to AIG Global Investment Corp. are changed to PineBridge Investments, LLC (“PineBridge”).

Core Value Fund. At a meeting on January 25-26, 2010, the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of American Century Investment Management, Inc. as the sub-adviser to the Core Value Fund (the “Fund”) and approved the appointment of BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management Corp. (“SAAMCo”) as co-sub-advisers to the Fund. The Board approved an amendment to the existing investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and BlackRock (the “BlackRock Sub-advisory Agreement”). The Board also approved an amendment to the investment sub-advisory agreement between VALIC and SAAMCo (the “SAAMCo Sub-advisory Agreement”), which will become effective if approved by shareholders of the Fund. Furthermore, the Board approved an amendment to the investment advisory agreement between VALIC and VC I, which will reduce the advisory fee payable to VALIC by the Fund and which will become effective upon the change of sub-advisers.

Shareholders of record of the Fund as of March 19, 2010 are scheduled to vote on the proposed SAAMCo Sub-advisory Agreement at a special meeting of shareholders to be held on or about June 4, 2010. Before the meeting, shareholders of the Fund will receive a proxy statement containing information about the proposed SAAMCo Sub-advisory Agreement and information regarding the Fund. If approved by shareholders, the SAAMCo Sub-advisory Agreement with respect to the Fund would become effective upon the open of business on June 7, 2010.

With respect to the BlackRock Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the sub-adviser change will be mailed to the shareholders of the Fund. The effective date of the BlackRock Sub-advisory Agreement will coincide with the effective date of the SAAMCo Sub-advisory Agreement, if such agreement is approved by shareholders of the Fund.

Inflation Protected Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – PineBridge Investments, LLC,” effective January 1, 2010, Amit Agrawal, Senior Portfolio Manager, was added as a portfolio manager of the Inflation Protected Fund (the “Fund”). Mr. Agrawal, Managing Director and Senior Portfolio Manager, joined PineBridge in 2002. He is currently responsible for managing CDOs, total return and long/short credit portfolios, and preferred stock portfolios. Robert Vanden Assem will continue to serve as a portfolio manager of the Fund.

Date: January 27, 2010

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AIG Global Investment Corp.

70 Pine Street

New York, NY 10270

American Century Investment Management, Inc./

American Century Global Investment

Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.

2200 Ross Avenue, 31st Floor

Dallas, Texas 75201-2761

BlackRock Financial Management, Inc.

40 East 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Brazos Capital Management, LP

5949 Sherry Lane, Suite 1600

Dallas, Texas 75225

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA 02116-5034

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

32 Old Ship

New York, NY 10005

Invesco Aim Capital Management, Inc.

11 Greenway Plaza

Houston, TX 77046

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

RCM Capital Management, LLC

4 Embarcadero Center

San Francisco, California 94111

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.

d/b/a

Van Kampen

522 Fifth Avenue

New York, New York 10020

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

Wellington Management Company, LLP

75 State Street

Boston, Massachusetts 02109

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Thomas A. Ward,

Vice President

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC ONLINE

Account Access

You must establish a
Unique User Identification
(ID) and Password; create your security profile by using
the online account services.

By using a numeric Personal Identification Number (PIN)
you can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•View your account portfolio including values, graphs and charts

•View, download or print account, transaction confirmation and tax statements

•View current and historical fund performance and unit values

•View personal performance for your account

•View transaction history

•Download transaction history to Quicken using Direct ConnectSM

•View your financial advisor’s contact information

•Reset your Password and update the information on your security profile

•Change your contact information such as telephone, address or e-mail

•Update your Investor Profile

•Initiate account transactions including:

>     Allocation changes

>     Transfer money among investment options

>     Rebalance account to your desired allocation mix

>     Change contributions

•Review account information on your cell phone or mobile device

•Request forms for a variety of services

•Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•Enroll in the electronic document delivery service (Personal Deliver-e®)

Start exploring VALIC Online today!

To set up access to VALIC Online:

•Go to www.valic.com

•Click on Access Your Account in the “Links to Login” section

•Click “Register Now” to begin the registration process

•Enter the information to set up your security profile

•Click “I Agree” to accept VALIC’s access agreement (required)

•Verify and/or update your address, e-mail and telephone number

•Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID WILLIARD, OH PERMIT NO. 12

VC 4873 (11/2009) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 5, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 5, 2010